VANGUARD(R)500 INDEX FUND

                               SEMIANNUAL REPORT

                                 JUNE 30, 2002

STOCK
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                                                    [THE VANGUARD GROUP(R) LOGO]

WHAT YOU CAN CONTROL
As an investor, you cannot control how the financial markets perform. But there are vital variables that you can control. You can decide how much to invest. You can limit the risk in your portfolio by diversifying your holdings. And you can control the investment costs you incur.

     Costs may seem the least dramatic of the three. But costs have a powerful impact on how your wealth accumulates; they reduce, dollar for dollar, the returns that you can derive from an investment.

     Every mutual fund has operating expenses--to pay for investment managers, telephone support, and so on. These costs appear in the fund's expense ratio, which reflects the percentage of average net assets (your money) consumed each year by operating costs. In 2001, the average mutual fund had an expense ratio of 1.34% (or $13.40 per $1,000 in assets), according to data from Lipper Inc.

     For Vanguard(R) funds, the average expense ratio was less than one-fourth that amount (0.27%, or $2.70 per $1,000 in assets). Our average expense ratio has been less than the industry average for 25 years, and it's an advantage we aim to maintain.

     Under our unique corporate structure, shareholders like you own the Vanguard funds, which in turn own The Vanguard Group. No middleman makes a profit from managing the operation. You bear all of the investment risk. It's only right that you reap as much of the potential reward as possible.

================================================================================
CONTENTS
Letter from the Chairman                                1
Fund Profile                                            5
Glossary of Investment Terms                            6
Performance Summary                                     7
Financial Statements                                    8
================================================================================
================================================================================
SUMMARY
* Vanguard 500 Index Fund returned -13.2% in the first half of its fiscal year, matching the return of its benchmark.
* A number of forces drained investors' enthusiasm, including lackluster corporate profits, wrongdoing by corporate executives, and government warnings about potential terrorist attacks.
* The stock market's recent troubles may seem unprecedented, but it has recovered from much deeper declines.
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                                                                         [PHOTO]
                                                               [JOHN J. BRENNAN]
LETTER FROM THE CHAIRMAN

FELLOW SHAREHOLDER,
During the six months ended June 30, 2002, vanguard(R) 500 index fund returned -13.2%, as weak corporate earnings and accounting scandals at several high-profile companies shook investor confidence. Your fund's return matched that of its benchmark, the Standard & Poor's 500 Index, and surpassed the -13.7% return of the average actively managed fund investing in the same selection of stocks.

     The adjacent table provides the total returns for your fund (both the Investor Shares and the lower-cost Admiral(TM) Shares) and its comparative standards. An analysis of the per-share components of your fund's total returns appears on page 4.

===========================================================
TOTAL RETURNS                              SIX MONTHS ENDED
                                              JUNE 30, 2002
-----------------------------------------------------------
VANGUARD 500 INDEX FUND
  Investor Shares                                    -13.2%
  Admiral Shares                                     -13.2
Average Large-Cap Core Fund*                         -13.7
S&P 500 Index                                        -13.2
-----------------------------------------------------------
*Derived from data provided by Lipper Inc.

INVESTORS' ENTHUSIASM--AND MOST STOCKS--DECLINED
The broad U.S. stock market, as measured by the Wilshire 5000 Total Market Index, fell -11.8% during the six months ended June 30. A number of forces drained investors' enthusiasm. Among these were the slow pace of the economic recovery, a lackluster rebound in corporate profits, allegations of wrongdoing by corporate executives, and a series of government warnings about potential terrorist attacks. The relentless decline in stock prices was also due in part to the cascade of disclosures about overstated corporate financial results.

     There were few pockets of strong equity performance amid all the gloom. As they did in 2000 and 2001, small-capitalization value stocks, which command modest prices relative to their earnings or book values, bucked the downward trend, recording solid gains during the period. Their growth-oriented counterparts declined, however, bringing the overall return of small-cap stocks, as measured by the Russell 2000 Index, to -4.7%. Mid-cap stocks delivered a similar result, with value topping growth. The large-cap Russell 1000 Index, which accounts for roughly 90% of the market's total capitalization, returned -12.8%. Here, too, value stocks (-4.8%) held up far better than growth stocks (-20.8%).
--------------------------------------------------------------------------------
ADMIRAL  SHARES
A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
--------------------------------------------------------------------------------

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THE ECONOMY GREW MODESTLY; INFLATION KEPT A LOW PROFILE
The economy turned in a mixed performance. Real (inflation-adjusted) gross domestic product grew at a brisk annual rate of 6.1% in the first quarter. Economists noted, however, that increased sales of goods and services accounted for only about one-third of the advance. A slowing in inventory reductions accounted for the other two-thirds. But unless demand from consumers and business customers picks up, companies probably won't start building inventories.

     The Federal Reserve Board, which lowered its target for short-term interest rates 11 times in 2001 to spur the recovery, kept that target at 1.75% during the first half of 2002. With rates at a 40-year low and little evidence of inflation, the housing market continued to flourish, making it one of the economy's bright spots.

================================================================================
MARKET BAROMETER                                                   TOTAL RETURNS
                                                     PERIODS ENDED JUNE 30, 2002
                                                 -------------------------------
                                                    SIX          ONE        FIVE
                                                 MONTHS         YEAR      YEARS*
--------------------------------------------------------------------------------
STOCKS
S&P 500 Index (Large-caps)                       -13.2%       -18.0%        3.7%
Russell 2000 Index (Small-caps)                   -4.7         -8.6         4.4
Wilshire 5000 Index (Entire market)              -11.8        -16.6         3.6
MSCI EAFE Index (International)                   -1.6         -9.5        -1.5
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                        3.8%         8.6%        7.6%
  (Broad taxable market)
Lehman 10 Year Municipal Bond Index                5.3          7.2         6.4
Salomon Smith Barney 3-Month
  U.S. Treasury Bill Index                         0.9          2.5         4.7
================================================================================
CPI
Consumer Price Index                               1.8%         1.1%        2.3%
--------------------------------------------------------------------------------
*Annualized.

MOST BONDS PERFORMED SOLIDLY, WITH TREASURIES IN THE LEAD
Bonds generally performed well during the period. The Lehman Brothers Aggregate Bond Index, a broad measure of the taxable investment-grade U.S. bond market, returned 3.8%, as modest price increases supplemented interest income.

     Many fixed income investors, however, saw their interest payments drop further. Interest rates on all but the longest-term U.S. Treasury bonds fell, reducing income but pushing prices higher. The yield of the 3-month Treasury bill slid just 4 basis points to 1.68% as of June 30. But the yields of 3-year and 10-year Treasury notes declined much further (49 basis points and 25 basis points, respectively), to 3.30% and 4.80%. Anxiety over the economy and corporate accounting scandals took a toll on corporate bonds--their total returns lagged those of Treasuries, despite their higher coupons. High-yield ("junk") bonds fared poorly.

================================================================================
ANXIETY OVER THE ECONOMY AND CORPORATE ACCOUNTING SCANDALS TOOK A TOLL ON CORPORATE BONDS--THEIR TOTAL RETURNS LAGGED THOSE OF TREASURIES, DESPITE THEIR HIGHER COUPONS.
================================================================================

WEAK PROFITS, EBBING CONFIDENCE DEPRESS THE FUND'S RETURN
During the first half of 2002, Vanguard 500 Index Fund returned -13.2%, mirroring the dismal performance of the S&P 500 Index. As they have since March 2000, technology stocks tumbled in the wake of disappointing profits and mounting concern about the sector's prospects. After years of heavy investment, corporate America's capital budgets have grown lean, reducing demand for the big-ticket computer and telecommunications networks that fueled much of the late-1990s tech-stock boom. Altogether, declines in the fund's tech stocks trimmed 5.2 percentage points from the fund's six-month return.

     Health care stocks also struggled. The big drug companies are contending with patent expirations on some lucrative products, at the same time as their pipelines of new drugs are beginning to look a little drained. Although medical-insurance and hospital-management companies have held up well, the fund's health care holdings nevertheless knocked 2.3 percentage points off its return.

     Utilities and consumer staples stocks, which are traditional havens in tough stock markets, offered some relief during the first three months of the year, but since then, the steady drumbeat of corporate misdeeds has taken its toll on returns in these sectors, too. The half-year's best-performing stocks were in the materials & processing sector--the mining and logging companies and industrial manufacturers that typically prosper as the recovering U.S. economy generates strong demand for raw materials. Even so, these stocks declined modestly in the final three months of the period.

KEEP PERSPECTIVE, HAVE A PLAN
The past six months, indeed the past two years, have been a challenge for investors, especially after the generous stock returns that characterized much of the previous two decades. The continuing decline in stock prices, combined with revelations of corporate malfeasance, may seem unprecedented, but it's important to remember that the stock market has recovered from similarly bleak periods. For example, the stock market declined precipitously during the 1973-1974 bear market, when a global oil crisis and U.S. political scandals had shaken people's faith in important institutions. In the years that followed, stock prices recovered, and investors prospered. Just as it would have been a mistake to lose faith in the stock market during the mid-1970s, so, too, would it be now.

     We're confident that the stock market will recover, but no one knows when. In the meantime, you can maximize your chances of investment success by diversifying across stock, bond, and money market funds, with your allocations

================================================================================
THE CONTINUING DECLINE IN STOCK PRICES, COMBINED WITH REVELATIONS OF CORPORATE MALFEASANCE, SEEMS UNPRECEDENTED, BUT IT'S IMPORTANT TO REMEMBER THAT THE STOCK MARKET HAS RECOVERED FROM SIMILARLY BLEAK PERIODS.
================================================================================
determined by your goals, time horizon, and financial circumstances. In addition, we advise investors to use low-cost investments in order to maximize their share of the rewards generated by a sensible, long-term plan. (Vanguard 500 Index Fund's operating expenses as a percentage of assets are just 0.18% for Investor Shares, and a mere 0.12% for Admiral Shares, compared with an expense ratio of 1.38% for the average large-cap core fund.) You have no control over the stock market's returns, but you can control your portfolio's costs and your asset allocation. Pay attention to these two elements, and your portfolio will be well positioned for the stock market's inevitable recovery.

     We thank you for entrusting your hard-earned money to us.

SINCERELY,

JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JULY 10, 2002

================================================================================
YOUR FUND'S PERFORMANCE AT A GLANCE: DECEMBER 31, 2001-JUNE 30, 2002
                                                                DISTRIBUTIONS
                                                                  PER SHARE
                                                           ---------------------
                              STARTING          ENDING        INCOME     CAPITAL
                           SHARE PRICE     SHARE PRICE     DIVIDENDS       GAINS
--------------------------------------------------------------------------------
Vanguard 500 Index Fund
  Investor Shares              $105.89          $91.33        $0.590       $0.00
  Admiral Shares                105.89           91.33         0.619        0.00
--------------------------------------------------------------------------------

4
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FUND PROFILE                                                 AS OF JUNE 30, 2002
   FOR 500 INDEX FUND
This Profile provides a snapshot of the fund's characteristics, compared where appropriate to its unmanaged target index. Key terms are defined on page 6.

-------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                    S&P
                                      FUND          500
-------------------------------------------------------
Number of Stocks                      506          500
Median Market Cap                   $45.2B       $45.2B
Price/Earnings Ratio                 25.6x        25.6x
Price/Book Ratio                      3.2x         3.2x
Yield                                              1.6%
  Investor Shares                     1.5%
  Admiral Shares                      1.5%
Return on Equity                     22.9%        22.9%
Earnings Growth Rate                  9.2%         9.2%
Foreign Holdings                      2.4%         2.4%
Turnover Rate                          4%*          --
Expense Ratio                                       --
  Investor Shares                   0.18%*
  Admiral Shares                    0.12%*
Cash Investments                      0.0%          --
-------------------------------------------------------

=======================================================
TEN LARGEST HOLDINGS
 (% OF TOTAL NET ASSETS)

Microsoft Corp.                                    3.2%
  (software)
General Electric Co.                               3.2
  (conglomerate)
ExxonMobil Corp.                                   3.0
  (oil)
Wal-Mart Stores, Inc.                              2.7
  (retail)
Pfizer, Inc.                                       2.4
  (pharmaceuticals)
Citigroup, Inc.                                    2.2
  (banking)
American International Group, Inc.                 2.0
  (insurance)
Johnson & Johnson                                  1.7
  (pharmaceuticals)
The Coca-Cola Co.                                  1.5
  (beverage)
International Business Machines Corp.              1.4
  (computer hardware)
-------------------------------------------------------
Top Ten                                           23.3%
-------------------------------------------------------

-------------------------------------------------------
VOLATILITY MEASURES
                                                    S&P
                                      FUND          500
-------------------------------------------------------
R-Squared                             1.00         1.00
Beta                                  1.00         1.00
-------------------------------------------------------

=======================================================
SECTOR DIVERSIFICATION
  (% OF COMMON STOCKS)
                                                    S&P
                                      Fund          500
-------------------------------------------------------
Auto & Transportation                 2.1%         2.1%
Consumer Discretionary               13.7         13.7
Consumer Staples                      8.9          8.9
Financial Services                   21.1         21.1
Health Care                          13.4         13.4
Integrated Oils                       6.3          6.3
Other Energy                          1.4          1.4
Materials & Processing                3.7          3.7
Producer Durables                     3.9          3.9
Technology                           13.5         13.5
Utilities                             7.2          7.2
Other                                 4.8          4.8
-------------------------------------------------------
------------------------------
INVESTMENT FOCUS
MARKET CAP - LARGE
STYLE - BLEND
------------------------------
*Annualized.


                                                               VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

GLOSSARY OF INVESTMENT TERMS
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's target index. The index is assigned a beta of 1.00. A fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock investment.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's target index. If the fund's total returns were precisely synchronized with the index's returns, its R-squared will be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
TURNOVER RATE. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY                                          AS OF JUNE 30, 2002
  FOR 500 INDEX FUND
All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

================================================================================
FISCAL-YEAR TOTAL RETURNS (%) DECEMBER 31, 1991-JUNE 30, 2002

FISCAL YEAR     500 INDEX FUND      S&P 500 INDEX
1992                       7.4                7.6
1993                       9.9               10.1
1994                       1.2                1.3
1995                      37.4               37.6
1996                      22.9                 23
1997                      33.2               33.4
1998                      28.6               28.6
1999                      21.1                 21
2000                      -9.1               -9.1
2001                       -12              -11.9
2002*                    -13.2              -13.2
--------------------------------------------------------------------------------
*Six months ended June 30, 2002.
Note: See Financial Highlights tables on pages 17 and 18 for dividend and capital gains information.
================================================================================
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2002

                                                                TEN YEARS
                                          ONE    FIVE  -------------------------
                      INCEPTION DATE     YEAR   YEARS  CAPITAL   INCOME    TOTAL
--------------------------------------------------------------------------------
500 Index Fund
Investor Shares*           8/31/1976  -18.12%   3.63%    9.35%    1.99%   11.34%
Admiral Shares            11/13/2000  -18.07  -16.35**     --       --       --
--------------------------------------------------------------------------------

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Return since inception.

FINANCIAL STATEMENTS
   JUNE 30, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS
This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
500 INDEX FUND                                       SHARES                (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.6%)(1)
================================================================================
* Microsoft Corp.                                45,688,436           $2,499,157
  General Electric Co.                           83,841,479            2,435,595
  ExxonMobil Corp.                               57,217,659            2,341,347
  Wal-Mart Stores, Inc.                          37,526,736            2,064,346
  Pfizer, Inc.                                   52,685,498            1,843,992
  Citigroup, Inc.                                43,423,900            1,682,676
  American International
    Group, Inc.                                  22,044,088            1,504,068
  Johnson & Johnson                              25,404,411            1,327,635
  The Coca-Cola Co.                              20,954,198            1,173,435
  International Business
    Machines Corp.                               14,442,757            1,039,879
  Intel Corp.                                    56,407,527            1,030,566
  Royal Dutch Petroleum
    Co. ADR                                      17,919,239              990,396
  Procter & Gamble Co.                           10,964,137              979,097
  Merck & Co., Inc.                              19,110,533              967,757
  Verizon Communications                         22,972,793              922,358
  Bank of America Corp.                          12,986,637              913,740
* Cisco Systems, Inc.                            61,768,505              861,671
  SBC Communications Inc.                        28,179,898              859,487
  ChevronTexaco Corp.                             9,005,814              797,015
  Philip Morris Cos., Inc.                       18,051,919              788,508
  Home Depot, Inc.                               19,866,953              729,713
  Wells Fargo & Co.                              14,431,720              722,452
  PepsiCo, Inc.                                  14,915,915              718,947
* Viacom Inc. Class B                            14,768,618              655,284
  Fannie Mae                                      8,412,935              620,454
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                     SHARES                (000)
--------------------------------------------------------------------------------
  Wyeth                                          11,188,998             $572,877
* Dell Computer Corp.                            21,898,965              572,439
  J.P. Morgan Chase & Co.                        16,796,444              569,735
* AOL Time Warner Inc.                           37,564,700              552,577
  Eli Lilly & Co.                                 9,484,428              534,922
  BellSouth Corp.                                15,814,016              498,141
  Abbott Laboratories                            13,165,996              495,700
  Wachovia Corp.                                 11,546,087              440,830
  Medtronic, Inc.                                10,242,214              438,879
* Oracle Corp.                                   46,327,298              438,720
  Bristol-Myers Squibb Co.                       16,352,607              420,262
  Pharmacia Corp.                                10,909,424              408,558
  American Express Co.                           11,219,890              407,506
  3M Co.                                          3,284,743              404,023
  Morgan Stanley                                  9,293,530              400,365
  Hewlett-Packard Co.                            25,470,803              389,194
  Bank One Corp.                                  9,902,104              381,033
  U.S. Bancorp                                   16,128,544              376,601
  E.I. du Pont de Nemours & Co.                   8,379,698              372,059
  Anheuser-Busch Cos., Inc.                       7,394,708              369,735
* Amgen, Inc.                                     8,766,272              367,131
  Freddie Mac                                     5,863,488              358,845
  Texas Instruments, Inc.                        14,632,513              346,791
  AT&T Corp.                                     32,041,890              342,848
  Walgreen Co.                                    8,634,108              333,536
  Fifth Third Bancorp                             4,968,094              331,123
  The Walt Disney Co.                            17,215,935              325,381
  The Boeing Co.                                  7,077,086              318,469
  Unilever NV ADR                                 4,822,282              312,484
--------------------------------------------------------------------------------
8

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                     SHARES                (000)
--------------------------------------------------------------------------------
  McDonald's Corp.                               10,731,608             $305,314
  Washington Mutual, Inc.                         8,219,194              305,014
  Schering-Plough Corp.                          12,369,137              304,281
  Gillette Co.                                    8,915,855              301,980
  Lowe's Cos., Inc.                               6,553,296              297,520
  Merrill Lynch & Co., Inc.                       7,277,270              294,729
  Target Corp.                                    7,649,959              291,463
  FleetBoston Financial Corp.                     8,833,068              285,750
  Motorola, Inc.                                 19,080,156              275,136
  Kimberly-Clark Corp.                            4,377,751              271,421
  United Technologies Corp.                       3,989,420              270,882
  Lockheed Martin Corp.                           3,802,060              264,243
  Dow Chemical Co.                                7,657,566              263,267
* Applied Materials, Inc.                        13,819,157              262,840
  General Motors Corp.                            4,731,704              252,910
  Ford Motor Co.                                 15,293,295              244,693
  Honeywell International Inc.                    6,897,739              243,007
  First Data Corp.                                6,451,001              239,977
  UnitedHealth Group Inc.                         2,598,018              237,849
  MBNA Corp.                                      7,186,248              237,649
  Alcoa Inc.                                      7,142,746              236,782
  Cardinal Health, Inc.                           3,810,658              234,013
  Colgate-Palmolive Co.                           4,615,916              231,027
  Automatic Data Processing, Inc.                 5,231,796              227,845
  Tyco International Ltd.                        16,846,538              227,597
  Schlumberger Ltd.                               4,868,745              226,397
  Baxter International, Inc.                      5,070,623              225,338
  Marsh & McLennan Cos., Inc.                     2,310,228              223,168
  Allstate Corp.                                  5,985,272              221,335
  Duke Energy Corp.                               7,000,645              217,720
  The Bank of New York Co., Inc.                  6,141,431              207,273
  HCA Inc.                                        4,336,631              205,990
* Kohl's Corp.                                    2,835,459              198,709
* Tenet Healthcare Corp.                          2,749,228              196,707
  Household International, Inc.                   3,851,393              191,414
  Phillips Petroleum Co.                          3,229,415              190,148
  Emerson Electric Co.                            3,551,785              190,056
  General Dynamics Corp.                          1,701,632              180,969
* QUALCOMM Inc.                                   6,492,930              178,491
  International Paper Co.                         4,073,712              177,532
  Illinois Tool Works, Inc.                       2,582,577              176,390
  Metropolitan Life Insurance Co.                 5,951,712              171,409
* Comcast Corp.-Special Class A                   7,165,724              170,831
  National City Corp.                             5,136,822              170,799
  Gannett Co., Inc.                               2,249,275              170,720
* Clear Channel
    Communications, Inc.                          5,168,480              165,495
  SunTrust Banks, Inc.                            2,414,783              163,529
  Southern Co.                                    5,943,049              162,840
  BB&T Corp.                                      4,029,715              155,547
  Dominion Resources, Inc.                        2,333,008              153,932
  Sysco Corp.                                     5,596,308              152,331
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                     SHARES                (000)
--------------------------------------------------------------------------------
  Electronic Data Systems Corp.                   4,041,094             $150,127
* Costco Wholesale Corp.                          3,830,399              147,930
  Conoco Inc.                                     5,286,644              146,969
  Sears, Roebuck & Co.                            2,660,264              144,452
  Exelon Corp.                                    2,716,375              142,066
  Caterpillar, Inc.                               2,900,956              142,002
* EMC Corp.                                      18,756,506              141,612
  AFLAC Inc.                                      4,370,599              139,859
* Cendant Corp.                                   8,798,264              139,716
* Sun Microsystems, Inc.                         27,386,201              137,205
  Carnival Corp.                                  4,947,608              136,999
  Raytheon Co.                                    3,359,083              136,883
  Sara Lee Corp.                                  6,618,293              136,602
  General Mills, Inc.                             3,090,319              136,221
  Waste Management, Inc.                          5,214,175              135,829
  Union Pacific Corp.                             2,124,637              134,447
  FedEx Corp.                                     2,517,639              134,442
* AT&T Wireless Services Inc.                    22,828,826              133,549
* The Kroger Co.                                  6,699,297              133,316
  Harley-Davidson, Inc.                           2,553,387              130,912
* Concord EFS, Inc.                               4,306,832              129,808
  Charles Schwab Corp.                           11,568,477              129,567
  Lehman Brothers Holdings, Inc.                  2,058,751              128,713
  SLM Corp.                                       1,310,468              126,984
  ConAgra Foods, Inc.                             4,531,843              125,305
  PNC Financial Services Group                    2,395,885              125,257
  The Hartford Financial
    Services Group Inc.                           2,087,272              124,130
  Kellogg Co.                                     3,451,127              123,757
  ALLTEL Corp.                                    2,623,173              123,289
  State Street Corp.                              2,743,665              122,642
  NIKE, Inc. Class B                              2,264,509              121,491
  H.J. Heinz Co.                                  2,955,556              121,473
* Safeway, Inc.                                   4,077,509              119,022
  Northrop Grumman Corp.                            951,600              118,950
  Weyerhaeuser Co.                                1,842,870              117,667
  Mellon Financial Corp.                          3,720,463              116,934
  CIGNA Corp.                                     1,188,478              115,782
  TXU Corp.                                       2,246,498              115,470
  American Electric
    Power Co., Inc.                               2,858,433              114,394
  Capital One Financial Corp.                     1,854,666              113,227
  Tribune Co.                                     2,539,312              110,460
  Masco Corp.                                     4,052,762              109,870
  Progressive Corp. of Ohio                       1,855,359              107,333
* Forest Laboratories, Inc.                       1,506,875              106,687
  Equity Office Properties
    Trust REIT                                    3,516,069              105,834
  Wm. Wrigley Jr. Co.                             1,900,901              105,215
  Southwest Airlines Co.                          6,509,287              105,190
  Albertson's, Inc.                               3,430,478              104,492
* Maxim Integrated Products, Inc.                 2,724,148              104,417
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
500 INDEX FUND                                       SHARES                (000)
--------------------------------------------------------------------------------
  Avon Products, Inc.                             1,994,559             $104,196
* Immunex Corp.                                   4,656,905              104,035
  The Gap, Inc.                                   7,311,432              103,822
  Anadarko Petroleum Corp.                        2,094,795              103,273
* Micron Technology, Inc.                         5,074,079              102,598
  The Chubb Corp.                                 1,446,116              102,385
  Alcan Inc.                                      2,709,606              101,664
  CVS Corp.                                       3,306,039              101,165
  El Paso Corp.                                   4,883,480              100,649
* Boston Scientific Corp.                         3,424,670              100,411
  Paychex, Inc.                                   3,164,146               99,006
* Best Buy Co., Inc.                              2,703,994               98,155
  KeyCorp                                         3,593,130               98,092
  The McGraw-Hill Cos., Inc.                      1,636,510               97,700
  Progress Energy, Inc.                           1,866,095               97,056
  Burlington Northern
    Santa Fe Corp.                                3,230,927               96,928
  XL Capital Ltd. Class A                         1,142,872               96,801
  Air Products & Chemicals, Inc.                  1,916,520               96,727
  Deere & Co.                                     2,005,398               96,059
  Campbell Soup Co.                               3,460,205               95,709
* WellPoint Health
    Networks Inc. Class A                         1,223,233               95,180
  Occidental Petroleum Corp.                      3,162,779               94,852
  Baker Hughes, Inc.                              2,845,542               94,728
  Franklin Resources Corp.                        2,209,193               94,200
  Limited Brands, Inc.                            4,376,780               93,225
* Bed Bath & Beyond, Inc.                         2,462,456               92,933
* Agilent Technologies, Inc.                      3,916,022               92,614
* Analog Devices, Inc.                            3,078,683               91,437
  Comerica, Inc.                                  1,486,487               91,270
  Golden West Financial Corp.                     1,306,212               89,841
  TJX Cos., Inc.                                  4,553,370               89,292
  Stryker Corp.                                   1,664,676               89,077
  FPL Group, Inc.                                 1,484,611               89,062
* Intuit, Inc.                                    1,785,055               88,753
  PPG Industries, Inc.                            1,423,671               88,125
  John Hancock Financial
    Services, Inc.                                2,483,925               87,434
  Newmont Mining Corp.                            3,304,314               87,003
  Barrick Gold Corp.                              4,563,979               86,670
  Loews Corp.                                     1,594,595               84,498
  Danaher Corp.                                   1,273,445               84,493
  Linear Technology Corp.                         2,677,241               84,146
  Transocean Inc.                                 2,692,397               83,868
  FirstEnergy Corp.                               2,510,505               83,801
  Coca-Cola Enterprises, Inc.                     3,767,911               83,195
  Northern Trust Corp.                            1,870,197               82,401
* Starbucks Corp.                                 3,256,489               80,924
  Pitney Bowes, Inc.                              2,029,755               80,622
  The Clorox Co.                                  1,943,178               80,350
  Entergy Corp.                                   1,891,758               80,286
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                     SHARES                (000)
--------------------------------------------------------------------------------
  Interpublic Group of Cos., Inc.                 3,222,303              $79,784
  Sprint Corp.                                    7,516,507               79,750
  May Department Stores Co.                       2,414,808               79,520
  McKesson Corp.                                  2,424,748               79,289
  Newell Rubbermaid, Inc.                         2,251,643               78,943
  Praxair, Inc.                                   1,377,887               78,498
* Guidant Corp.                                   2,580,811               78,018
  Marriott International, Inc.
    Class A                                       2,048,397               77,942
* Staples, Inc.                                   3,943,467               77,686
  Computer Associates
    International, Inc.                           4,879,912               77,542
  Mattel, Inc.                                    3,679,806               77,313
  Norfolk Southern Corp.                          3,274,202               76,551
  SouthTrust Corp.                                2,924,486               76,388
  Unocal Corp.                                    2,063,265               76,217
  Rohm & Haas Co.                                 1,863,407               75,449
  Public Service Enterprise
    Group, Inc.                                   1,739,953               75,340
  Becton, Dickinson & Co.                         2,179,138               75,071
  Consolidated Edison Inc.                        1,793,940               74,897
* Yahoo! Inc.                                     5,022,258               74,129
  The Pepsi Bottling Group, Inc.                  2,383,799               73,421
* Yum! Brands, Inc.                               2,500,488               73,139
  Allergan, Inc.                                  1,090,171               72,769
  Hershey Foods Corp.                             1,151,286               72,370
  Omnicom Group Inc.                              1,578,024               72,273
  Eastman Kodak Co.                               2,458,488               71,714
  H & R Block, Inc.                               1,547,811               71,431
  Fortune Brands, Inc.                            1,266,675               70,858
  Marathon Oil Corp.                              2,612,388               70,848
  Cintas Corp.                                    1,432,783               70,779
  MBIA, Inc.                                      1,245,836               70,427
  Archer-Daniels-Midland Co.                      5,495,729               70,290
* KLA-Tencor Corp.                                1,595,135               70,170
  Ace, Ltd.                                       2,211,857               69,895
  Apache Corp.                                    1,211,530               69,639
* Computer Sciences Corp.                         1,441,342               68,896
* AutoZone Inc.                                     889,530               68,761
  Synovus Financial Corp.                         2,490,733               68,545
  St. Paul Cos., Inc.                             1,757,114               68,387
* Veritas Software Corp.                          3,451,472               68,305
  AmSouth Bancorp                                 3,050,356               68,267
  Regions Financial Corp.                         1,934,496               67,998
  Aon Corp.                                       2,294,258               67,635
* Federated Department
    Stores, Inc.                                  1,696,265               67,342
  AmerisourceBergen Corp.                           884,627               67,232
  Equity Residential                              2,315,873               66,581
  Lincoln National Corp.                          1,577,414               66,251
  New York Times Co. Class A                      1,277,919               65,813
  Charter One Financial, Inc.                     1,895,682               65,174
--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                     SHARES                (000)
--------------------------------------------------------------------------------
  Ingersoll-Rand Company                          1,425,189              $65,074
  Devon Energy Corp.                              1,318,545               64,978
  Moody's Corp.                                   1,301,578               64,753
  Burlington Resources, Inc.                      1,696,993               64,486
  Cincinnati Financial Corp.                      1,368,615               63,682
* Xilinx, Inc.                                    2,829,965               63,476
  CSX Corp.                                       1,791,222               62,782
  DTE Energy Co.                                  1,405,545               62,744
  Delphi Corp.                                    4,730,997               62,449
  Amerada Hess Corp.                                751,086               61,965
  Biomet, Inc.                                    2,262,475               61,358
  TRW, Inc.                                       1,074,641               61,040
  Johnson Controls, Inc.                            747,435               60,998
* Univision Communications Inc.                   1,930,585               60,620
  MGIC Investment Corp.                             891,575               60,449
  Ambac Financial Group, Inc.                       893,918               60,250
  Dover Corp.                                     1,711,831               59,914
  Jefferson-Pilot Corp.                           1,268,159               59,882
* Lexmark International, Inc.                     1,095,300               59,584
* Fiserv, Inc.                                    1,614,534               59,270
  Aetna Inc.                                      1,231,930               59,096
* PG&E Corp.                                      3,287,577               58,815
  Halliburton Co.                                 3,677,719               58,623
* Zimmer Holdings, Inc.                           1,638,050               58,413
  Avery Dennison Corp.                              927,384               58,193
  Adobe Systems, Inc.                             2,024,231               57,691
* Apollo Group, Inc. Class A                      1,457,881               57,455
* Siebel Systems, Inc.                            3,997,836               56,849
* Chiron Corp.                                    1,604,052               56,623
  MeadWestvaco Corp.                              1,685,826               56,576
  Xcel Energy, Inc.                               3,327,144               55,796
* MedImmune Inc.                                  2,111,159               55,735
  Marshall & Ilsley Corp.                         1,791,523               55,412
  Union Planters Corp.                            1,711,294               55,395
  Textron, Inc.                                   1,181,078               55,393
  Starwood Hotels & Resorts
    Worldwide, Inc.                               1,683,119               55,358
* St. Jude Medical, Inc.                            743,911               55,005
  Molex, Inc.                                     1,629,712               54,644
  ITT Industries, Inc.                              766,063               54,084
  Dollar General Corp.                            2,810,060               53,475
* Apple Computer, Inc.                            3,000,878               53,176
  Ameren Corp.                                    1,218,178               52,394
  UnumProvident Corp.                             2,049,392               52,157
* Biogen, Inc.                                    1,252,933               51,909
  Family Dollar Stores, Inc.                      1,460,265               51,474
  Bear Stearns Co., Inc.                            841,414               51,368
  Genuine Parts Co.                               1,469,937               51,257
  Cinergy Corp.                                   1,409,485               50,727
  Countrywide Credit
    Industries, Inc.                              1,042,599               50,305
  Ecolab, Inc.                                    1,088,082               50,302
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                     SHARES                (000)
--------------------------------------------------------------------------------
  J.C. Penney Co., Inc.
    (Holding Company)                             2,256,679              $49,692
  UST, Inc.                                       1,424,921               48,447
* Lucent Technologies, Inc.                      28,907,924               47,987
  Georgia Pacific Group                           1,944,377               47,793
  Plum Creek Timber Co. Inc. REIT                 1,557,974               47,674
  Parker Hannifin Corp.                             992,988               47,455
* Nortel Networks Corp.                          32,357,358               46,918
* Edison International                            2,750,634               46,761
* King Pharmaceuticals, Inc.                      2,093,364               46,577
* American Standard Cos., Inc.                      612,291               45,983
  Kerr-McGee Corp.                                  846,317               45,320
* BJ Services Co.                                 1,322,403               44,803
  KeySpan Corp.                                   1,187,940               44,726
  Knight Ridder                                     703,239               44,269
  RadioShack Corp.                                1,467,714               44,119
* Altera Corp.                                    3,243,583               44,113
* National Semiconductor Corp.                    1,511,880               44,102
* Noble Corp.                                     1,135,037               43,812
  IMS Health, Inc.                                2,437,517               43,753
* Office Depot, Inc.                              2,601,291               43,702
* Sabre Holdings Corp.                            1,218,703               43,630
  Hilton Hotels Corp.                             3,125,837               43,449
  PACCAR, Inc.                                      977,255               43,380
  Reliant Energy, Inc.                            2,562,357               43,304
  Tiffany & Co.                                   1,229,181               43,267
* International Game Technology                     760,136               43,100
  Eaton Corp.                                       592,178               43,081
* Harrah's Entertainment, Inc.                      968,039               42,933
  Nucor Corp.                                       658,327               42,818
* Nabors Ind., Inc.                               1,216,591               42,763
* Solectron Corp.                                 6,945,876               42,717
* HEALTHSOUTH Corp.                               3,319,740               42,459
* Xerox Corp.                                     6,078,067               42,364
  Rockwell Collins, Inc.                          1,543,198               42,314
* Novellus Systems, Inc.                          1,225,548               41,669
  PPL Corp.                                       1,241,255               41,061
* Health Management Associates
    Class A                                       2,036,908               41,044
  First Tennessee National Corp.                  1,070,680               41,007
* Jones Apparel Group, Inc.                       1,086,428               40,741
  Constellation Energy Group, Inc.                1,385,613               40,654
  Huntington Bancshares Inc.                      2,087,311               40,536
  Zions Bancorp                                     774,731               40,363
  Brown-Forman Corp. Class B                        576,639               39,811
* Broadcom Corp.                                  2,266,893               39,761
* Qwest Communications
    International Inc.                           14,161,337               39,652
  W.W. Grainger, Inc.                               790,469               39,602
  Kinder Morgan, Inc.                             1,031,065               39,201
  Torchmark Corp.                                 1,024,995               39,155
* PeopleSoft, Inc.                                2,621,358               39,006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
500 INDEX FUND                                       SHARES                (000)
--------------------------------------------------------------------------------
  EOG Resources, Inc.                               978,904              $38,862
  Leggett & Platt, Inc.                           1,654,733               38,721
  Sherwin-Williams Co.                            1,288,401               38,562
  Wendy's International, Inc.                       966,476               38,495
  Sempra Energy                                   1,733,334               38,359
  NiSource, Inc.                                  1,751,770               38,241
  Whirlpool Corp.                                   573,202               37,464
* Sprint PCS                                      8,374,662               37,435
  Vulcan Materials Co.                              855,635               37,289
  VF Corp.                                          929,047               36,428
* Teradyne, Inc.                                  1,543,810               36,280
  Darden Restaurants Inc.                         1,461,173               36,091
  CenturyTel, Inc.                                1,193,943               35,221
* Jabil Circuit, Inc.                             1,668,180               35,215
* Network Appliance, Inc.                         2,818,064               34,972
  Applied Biosystems Group-
    Applera Corp.                                 1,792,732               34,940
* Inco Ltd.                                       1,538,217               34,871
* Genzyme Corp.-General Division                  1,803,941               34,708
* Robert Half International, Inc.                 1,486,073               34,625
  Dow Jones & Co., Inc.                             711,008               34,448
  T. Rowe Price Group Inc.                        1,043,797               34,320
  Stilwell Financial, Inc.                        1,875,676               34,137
* BMC Software, Inc.                              2,049,297               34,018
  Simon Property Group, Inc. REIT                   915,300               33,720
  SAFECO Corp.                                    1,078,687               33,321
  Circuit City Stores, Inc.                       1,770,194               33,191
  Equifax, Inc.                                   1,222,096               32,997
  Black & Decker Corp.                              678,477               32,703
  TECO Energy, Inc.                               1,300,393               32,185
* Pactiv Corp.                                    1,334,320               31,623
  Placer Dome, Inc.                               2,782,927               31,197
  Rockwell Automation, Inc.                       1,566,467               31,094
* Toys R Us, Inc.                                 1,778,005               31,062
  Sigma-Aldrich Corp.                               617,477               30,966
  Engelhard Corp.                                 1,093,107               30,957
* JDS Uniphase Corp.                             11,492,223               30,914
  Cooper Industries, Inc. Class A                   785,452               30,868
  Phelps Dodge Corp.                                748,209               30,826
  Eastman Chemical Co.                              652,461               30,600
  Centex Corp.                                      517,365               29,899
* QLogic Corp.                                      784,360               29,884
* Waters Corp.                                    1,110,108               29,640
  Pulte Homes, Inc.                                 514,556               29,577
  The Stanley Works                                 719,989               29,527
* NCR Corp.                                         832,145               29,000
  Liz Claiborne, Inc.                               901,181               28,658
* Sealed Air Corp.                                  708,290               28,523
* Convergys Corp.                                 1,461,074               28,462
* Corning, Inc.                                   8,011,993               28,443
  Pinnacle West Capital Corp.                       716,415               28,298
* Advanced Micro Devices, Inc.                    2,885,370               28,046
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                     SHARES                (000)
--------------------------------------------------------------------------------
  Maytag Corp.                                      655,323              $27,950
* Sanmina-SCI Corp.                               4,422,344               27,905
  SuperValu Inc.                                  1,125,302               27,604
* LSI Logic Corp.                                 3,126,017               27,353
  Allegheny Energy, Inc.                          1,060,591               27,310
  Fluor Corp.                                       680,683               26,513
  R.R. Donnelley & Sons Co.                         955,989               26,337
  Williams Cos., Inc.                             4,357,707               26,103
  Temple-Inland Inc.                                447,702               25,904
  International Flavors &
    Fragrances, Inc.                                795,829               25,856
  The Goodyear Tire & Rubber Co.                  1,377,559               25,774
  Nordstrom, Inc.                                 1,137,444               25,763
  C.R. Bard, Inc.                                   443,560               25,097
* Mirant Corp.                                    3,396,854               24,797
* AES Corp.                                       4,509,771               24,443
* Unisys Corp.                                    2,715,179               24,437
* Thermo Electron Corp.                           1,457,325               24,046
  Ashland, Inc.                                     586,363               23,748
  Goodrich Corp.                                    860,509               23,509
  Alberto-Culver Co. Class B                        486,349               23,247
  Dana Corp.                                      1,256,215               22,976
  Sunoco, Inc.                                      644,628               22,968
* Watson Pharmaceuticals, Inc.                      898,559               22,707
  KB HOME                                           433,952               22,353
* Humana Inc.                                     1,428,252               22,324
* Calpine Corp.                                   3,154,428               22,176
* AMR Corp.                                       1,309,873               22,084
  Dynegy, Inc.                                    3,053,569               21,986
* NEXTEL Communications, Inc.                     6,849,008               21,985
* Tellabs, Inc.                                   3,469,362               21,926
  Scientific-Atlanta, Inc.                        1,324,045               21,781
* Freeport-McMoRan Copper &
    Gold, Inc. Class B                            1,218,220               21,745
* NVIDIA Corp.                                    1,264,290               21,720
  Pall Corp.                                      1,037,138               21,521
  Brunswick Corp.                                   760,945               21,306
  Bemis Co., Inc.                                   446,552               21,211
* American Power
    Conversion Corp.                              1,653,340               20,882
  Delta Air Lines, Inc.                           1,042,638               20,853
  Deluxe Corp.                                      536,148               20,851
* TMP Worldwide, Inc.                               941,329               20,239
  Ball Corp.                                        480,202               19,919
* Citizens Communications Co.                     2,380,847               19,904
  Hasbro, Inc.                                    1,461,257               19,815
* Comcast Corp. Class A                             813,477               19,686
* Manor Care, Inc.                                  848,139               19,507
  Big Lots Inc.                                     977,779               19,243
* Compuware Corp.                                 3,159,204               19,176
  Adolph Coors Co. Class B                          305,072               19,006
  Dillard's Inc.                                    711,715               18,711
--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                     SHARES                (000)
--------------------------------------------------------------------------------
  Winn-Dixie Stores, Inc.                         1,188,548              $18,529
  NICOR Inc.                                        374,378               17,128
  Rowan Cos., Inc.                                  793,456               17,020
  United States Steel Corp.                         855,509               17,016
  Boise Cascade Corp.                               490,485               16,936
  Symbol Technologies, Inc.                       1,937,716               16,471
  Navistar International Corp.                      510,876               16,348
* Mercury Interactive Corp.                         707,248               16,238
* Allied Waste Industries, Inc.                   1,665,861               16,176
  Meredith Corp.                                    419,257               16,078
  Visteon Corp.                                   1,103,738               15,673
  Bausch & Lomb, Inc.                               455,567               15,421
* ADC Telecommunications, Inc.                    6,716,106               15,380
* Avaya Inc.                                      3,046,796               15,082
* Reebok International Ltd.                         502,731               14,831
* CIENA Corp.                                     3,527,993               14,782
  Snap-On Inc.                                      491,617               14,734
* Comverse Technology, Inc.                       1,574,341               14,578
* Tektronix, Inc.                                   771,403               14,433
  Providian Financial Corp.                       2,440,899               14,352
  Ryder System, Inc.                                522,619               14,158
* Rational Software Corp.                         1,643,619               13,494
  Worthington Industries, Inc.                      722,323               13,074
  Millipore Corp.                                   408,409               13,061
* PMC Sierra Inc.                                 1,405,571               13,030
  Autodesk, Inc.                                    969,653               12,848
  Crane Co.                                         504,134               12,785
  Cooper Tire & Rubber Co.                          617,978               12,699
* Quintiles Transnational Corp.                   1,003,666               12,536
  CMS Energy Corp.                                1,139,143               12,508
* Gateway, Inc.                                   2,739,734               12,164
* Applied Micro Circuits Corp.                    2,530,966               11,971
* Andrew Corp.                                      829,410               11,885
  PerkinElmer, Inc.                               1,061,401               11,728
  Cummins Inc.                                      349,105               11,555
  Great Lakes Chemical Corp.                        424,351               11,267
* Hercules, Inc.                                    921,547               10,985
  Peoples Energy Corp.                              300,208               10,985
  Allegheny Technologies Inc.                       678,573               10,755
  Tupperware Corp.                                  492,322               10,235
* Novell, Inc.                                    3,063,658                9,834
  Louisiana-Pacific Corp.                           882,685                9,339
* Citrix Systems, Inc.                            1,538,972                9,295
  American Greetings Corp.
    Class A                                         550,596                9,173
* Thomas & Betts Corp.                              492,573                9,162
* Palm, Inc.                                      4,887,089                8,601
* Parametric Technology Corp.                     2,195,701                7,858
* Viacom Inc. Class A                               143,386                6,373
* Conseco Inc.                                    2,920,419                5,841
* Vitesse Semiconductor Corp.                     1,696,272                5,360
* McDermott International, Inc.                     532,620                4,314
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                     SHARES                (000)
--------------------------------------------------------------------------------
* Power-One, Inc.                                   665,220               $4,138
  Molex, Inc. Class A                                 4,051                  111
  Alberto-Culver Co. Class A                          1,000                   45
================================================================================
TOTAL COMMON STOCKS
  (Cost $67,292,033)                                                  76,672,159
================================================================================

                                                       FACE
                                                     AMOUNT
                                                      (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.6%)(1)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.
(2) 1.82%, 7/31/2002                               $ 35,000              34,951
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled Cash Account
  1.97%, 7/1/2002--Note F                           146,816             146,816
  1.97%, 7/1/2002                                   265,961             265,961
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $447,724)                                                       447,728
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.2%)
  (Cost $67,739,757)                                                 77,119,887
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.2%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                    547,502
Liabilities--Note F                                                    (669,759)
                                                                       ---------
                                                                       (122,257)
                                                                       ---------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                   $76,997,630
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets. See Note E in Notes to Financial Statements.
(2)Security segregated as initial margin for open futures contracts.
ADR--American Depositary Receipt.
REIT--Real Estate Investment Trust.

================================================================================
                                                     AMOUNT
500 INDEX FUND                                        (000)
================================================================================
AT JUNE 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital--Note D                       $ 70,233,268
Overdistributed Net Investment Income              (26,727)
Accumulated Net Realized Losses--Note D         (2,578,554)
Unrealized Appreciation (Depreciation)--Note E
  Investment Securities                          9,380,130
  Futures Contracts                                (10,487)
--------------------------------------------------------------------------------
NET ASSETS                                     $76,997,630
--------------------------------------------------------------------------------
Investor Shares--Net Assets
Applicable to 699,569,809 outstanding
  $.001 par value shares of beneficial
  interest (unlimited authorization)           $63,889,349
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INVESTOR SHARES                                    $91.33
================================================================================
Admiral Shares--Net Assets
Applicable to 143,529,265 outstanding
  $.001 par value shares of beneficial
  interest (unlimited authorization)           $13,108,281
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 ADMIRAL SHARES                                     $91.33
================================================================================

STATEMENT OF OPERATIONS
This Statement shows the types of income earned by the fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain
(Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

================================================================================
                                                                  500 INDEX FUND
                                                  SIX MONTHS ENDED JUNE 30, 2002
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends                                                           $ 604,746
  Interest                                                                4,132
  Security Lending                                                          521
--------------------------------------------------------------------------------
Total Income                                                            609,399
--------------------------------------------------------------------------------
EXPENSES
  The Vanguard Group--Note B
    Investment Advisory Services                                            100
    Management and Administrative
      Investor Shares                                                    55,705
      Admiral Shares                                                      7,309
    Marketing and Distribution
      Investor Shares                                                     6,300
      Admiral Shares                                                        863
  Custodian Fees                                                            283
  Auditing Fees                                                               6
  Shareholders' Reports
    Investor Shares                                                       1,343
    Admiral Shares                                                          120
  Trustees' Fees and Expenses                                                47
--------------------------------------------------------------------------------
    Total Expenses                                                       72,076
    Expenses Paid Indirectly--Note C                                         (4)
--------------------------------------------------------------------------------
    Net Expenses                                                         72,072
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   537,327
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                                           (881,113)
  Futures Contracts                                                     (54,830)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                               (935,943)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                                             (11,358,760)
  Futures Contracts                                                     (13,578)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                    (11,372,338)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $(11,770,954)
================================================================================

STATEMENT OF CHANGES IN NET ASSETS
This Statement shows how the fund's total net assets changed during the two most recent report-ing periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

================================================================================
                                                        500 INDEX FUND
                                             -----------------------------------
                                                 SIX MONTHS                 YEAR
                                                      ENDED                ENDED
                                              JUNE 30, 2002        DEC. 31, 2001
                                                      (000)                (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                          $ 537,327          $ 1,023,429
  Realized Net Gain (Loss)                        (935,943)            (161,547)
  Change in Unrealized Appreciation
    (Depreciation)                             (11,372,338)         (12,606,057)
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                (11,770,954)         (11,744,175)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                               (411,688)            (880,294)
    Admiral Shares                                 (87,086)            (156,169)
  Realized Capital Gain
    Investor Shares                                     --                   --
    Admiral Shares                                      --                   --
--------------------------------------------------------------------------------
    Total Distributions                           (498,774)          (1,036,463)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE G
  Investor Shares                                  962,450           (3,502,888)
  Admiral Shares                                 1,291,054            6,819,849
--------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital
      Share Transactions                         2,253,504            3,316,961
--------------------------------------------------------------------------------
Total Increase (Decrease)                      (10,016,224)          (9,463,677)
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                           87,013,854           96,477,531
--------------------------------------------------------------------------------
End of Period                                  $76,997,630          $87,013,854
================================================================================

FINANCIAL HIGHLIGHTS
This table summarizes the fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

500 INDEX FUND INVESTOR SHARES
===================================================================================================================
                                                                                 YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                    SIX MONTHS ENDED                 ---------------------------------
THROUGHOUT EACH PERIOD                        JUNE 30, 2002       2001        2000        1999       1998      1997
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $105.89    $121.86     $135.33     $113.95    $ 90.07    $69.17
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                .64      1.260        1.29       1.370       1.33      1.31
  Net Realized and Unrealized Gain (Loss)
    on Investments                                  (14.61)   (15.955)     (13.46)     22.415      24.30     21.50
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                (13.97)   (14.695)     (12.17)     23.785      25.63     22.81
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                (.59)    (1.275)      (1.30)     (1.410)     (1.33)    (1.32)
  Distributions from Realized Capital Gains             --         --          --       (.995)      (.42)     (.59)
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                               (.59)    (1.275)      (1.30)     (2.405)     (1.75)    (1.91)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $ 91.33    $105.89     $121.86     $135.33    $113.95    $90.07
===================================================================================================================
TOTAL RETURN*                                       -13.23%    -12.02%      -9.06%      21.07%     28.62%    33.19%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)             $63,889    $73,151     $88,240    $104,652    $74,229   $49,358
  Ratio of Total Expenses to
    Average Net Assets                               0.18%+      0.18%       0.18%       0.18%      0.18%     0.19%
  Ratio of Net Investment Income to
    Average Net Assets                               1.26%+      1.14%       0.98%       1.13%      1.35%     1.66%
  Portfolio Turnover Rate**                             4%+         4%          9%          6%         6%        5%
====================================================================================================================

*Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Portfolio turnover rates excluding in-kind redemptions were 2%, 3%, 7%, 3%, 3%, and 3%, respectively.
+Annualized.

500 INDEX FUND ADMIRAL SHARES
======================================================================================================
FOR A SHARE OUTSTANDING                           SIX MONTHS ENDED         YEAR ENDED      NOV. 13* TO
THROUGHOUT EACH PERIOD                               JUNE 30, 2002      DEC. 31, 2001    DEC. 31, 2000
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $105.89            $121.87          $124.88
------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .668              1.313             .179
  Net Realized and Unrealized Gain
   (Loss) on Investments                                  (14.609)           (15.955)          (2.808)
------------------------------------------------------------------------------------------------------
   Total from Investment Operations                       (13.941)           (14.642)          (2.629)
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.619)            (1.338)           (.381)
  Distributions from Realized Capital Gains                    --                 --               --
------------------------------------------------------------------------------------------------------
    Total Distributions                                     (.619)            (1.338)           (.381)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $91.33            $105.89          $121.87
======================================================================================================
TOTAL RETURN                                               -13.20%            -11.98%           -2.10%
======================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                    $13,108            $13,863           $8,237
  Ratio of Total Expenses to Average Net Assets             0.12%+              0.12%           0.12%+
  Ratio of Net Investment Income to Average Net Assets      1.33%+              1.22%           1.03%+
  Portfolio Turnover Rate**                                    4%+                 4%               9%
======================================================================================================

*Inception.
**Portfolio turnover rates excluding in-kind redemptions were 2%, 3%, and7%, respectively.
+Annualized.

NOTES TO FINANCIAL STATEMENTS
Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

     1. SECURITY VALUATION: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the board of trustees to represent fair value.

     2. FEDERAL INCOME TAXES: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     3. REPURCHASE AGREEMENTS: The fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4. FUTURES CONTRACTS: The fund uses S&P 500 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

     6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2002, the fund had contributed capital of $15,012,000 to Vanguard (included in Other Assets), representing 0.02% of the fund's net assets and 15.01% of Vanguard's capitalization. The fund's trustees and officers are also directors and officers of Vanguard.

C. The fund's custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in its non-interest-bearing custody account. For the six months ended June 30, 2002, custodian fee offset arrangements reduced expenses by $4,000.

D.During the six months ended June 30, 2002, the fund purchased $4,141,079,000 of investment securities and sold $1,743,047,000 of investment securities other than temporary cash investments.

     During the six months ended June 30, 2002, the fund realized $447,163,000 of net capital gains resulting from in-kind redemptions--in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

     At December 31, 2001, the fund had available realized losses of $1,188,745,000 to offset future net capital gains of $193,358,000 through December 31, 2008, $890,248,000 through December 31, 2009, and $105,139,000 through December 31, 2010.

E. At June 30, 2002, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was $9,380,130,000, consisting of unrealized gains of $21,396,122,000 on securities that had risen in value since their purchase and $12,015,992,000 in unrealized losses on securities that had fallen in value since their purchase.

     At June 30, 2002, the aggregate settlement value of open futures contracts expiring in September 2002 and the related unrealized depreciation were:

--------------------------------------------------------------------------------
                                                              (000)
                                                   -----------------------------
                                                   AGGREGATE          UNREALIZED
                                NUMBER OF         SETTLEMENT        APPRECIATION
FUTURES CONTRACTS          LONG CONTRACTS              VALUE      (DEPRECIATION)
--------------------------------------------------------------------------------
S&P 500 Index                       1,289           $319,060           $(10,487)
--------------------------------------------------------------------------------

Unrealized depreciation on open futures contracts is required to be treated as realized loss for federal income tax purposes.

F. The market value of securities on loan to broker/dealers at June 30, 2002, was $122,074,000 for which the fund held cash collateral of $146,816,000. The fund invests cash collateral received in repurchase agreements, and records a liability for the return of the collateral, during the period the securities are on loan.

G. Capital share transactions for each class of shares were:

-------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                      YEAR ENDED
                                                                   JUNE 30, 2002                  DECEMBER 31, 2001
                                                            -------------------------           -------------------
                                                            AMOUNT             SHARES           AMOUNT       SHARES
500 INDEX FUND                                               (000)              (000)            (000)        (000)
-------------------------------------------------------------------------------------------------------------------
Investor Shares
 Issued                                               $ 7,568,765             73,950     $ 15,386,452      136,694
 Issued in Lieu of Cash Distributions                     385,854              3,941          820,769        7,971
 Redeemed                                              (6,992,169)           (69,160)     (19,710,109)    (177,918)
                                                      -------------------------------------------------------------
   Net Increase (Decrease)--Investor Shares               962,450              8,731       (3,502,888)     (33,253)
                                                      -------------------------------------------------------------
Admiral Shares
 Issued                                                 2,245,488             22,073        8,213,256       76,409
 Issued in Lieu of Cash Distributions                      73,747                754          132,911        1,294
 Redeemed                                              (1,028,181)           (10,220)      (1,526,318)     (14,373)
                                                      -------------------------------------------------------------
   Net Increase (Decrease)--Admiral Shares              1,291,054             12,607        6,819,849       63,330
-------------------------------------------------------------------------------------------------------------------

20

THE PEOPLE WHO GOVERN YOUR FUND
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

================================================================================
TRUSTEES (YEAR ELECTED)
JOHN J. BRENNAN (1987)
Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

CHARLES D. ELLIS (2001)
The Partners of '63 (pro bono ventures in education); Senior Adviser to Greenwich Associates (international business-strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

RAJIV L. GUPTA (2001)
Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Technitrol, Inc. (electronic components), and Agere Systems (communications components); Board Member of the American Chemistry Council; and Trustee of Drexel University.

JOANN HEFFERNAN HEISEN (1998)
Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the Medical Center at Princeton and Women's Research and Education Institute.

BURTON G. MALKIEL (1977)
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard Investment Series plc (Irish investment fund), Vanguard Group (Ireland) Limited (Irish investment management firm), Prudential Insurance Co. of America, BKF Capital (investment management firm), The Jeffrey Co. (holding company), and NeuVis, Inc. (software company).

ALFRED M. RANKIN, JR. (1993)
Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. LAWRENCE WILSON (1985)
Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), The Mead Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.

================================================================================
EXECUTIVE OFFICERS
R. GREGORY BARTON
Secretary; Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group.

THOMAS J. HIGGINS
Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.
================================================================================

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
MORTIMER J. BUCKLEY, Information Technology.
F. WILLIAM MCNABB, III, Institutional Investor Group.
JAMES H. GATELY, Direct Investor Services.
MICHAEL S. MILLER, Planning and Development.
KATHLEEN C. GUBANICH, Human Resources.
RALPH K. PACKARD, Finance.
IAN A. MACKINNON, Fixed Income Group.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.

[SHIP LOGO]
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All other marks are the property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

ABOUT OUR COVER
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The photographs are copyrighted by Mr. Kahn.

FOR MORE INFORMATION
This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current
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     To receive a free copy of the  prospectus  or the  Statement of  Additional
Information,  or to  request  additional  information  about  the  fund or other
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                                                (C)2002 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                              Vanguard Marketing
                                                       Corporation, Distributor.

                                                                     Q402 082002
--------------------------------------------------------------------------------

                       VANGUARD(R) U.S. STOCK INDEX FUNDS

                        LARGE-CAPITALIZATION PORTFOLIOS

                       SEMIANNUAL REPORT * JUNE 30, 2002

STOCK
INCLUDED WITHIN THIS REPORT:

VANGUARD GROWTH INDEX FUND
VANGUARD VALUE INDEX FUND
VANGUARD TOTAL STOCK MARKET INDEX FUND
                                                                    [SHIP LOGOS]
                                                    [THE VANGUARD GROUP(R) LOGO]

WHAT YOU CAN CONTROL
As an investor, you cannot control how the financial markets perform. But there are vital variables that you can control. You can decide how much to invest. You can limit the risk in your portfolio by diversifying your holdings. And you can control the investment costs you incur.

     Costs may seem the least dramatic of the three. But costs have a powerful impact on how your wealth accumulates; they reduce, dollar for dollar, the returns that you can derive from an investment.

     Every mutual fund has operating expenses--to pay for investment managers, telephone support, and so on. These costs appear in the fund's expense ratio, which reflects the percentage of average net assets (your money) consumed each year by operating costs. In 2001, the average mutual fund had an expense ratio of 1.34% (or $13.40 per $1,000 in assets), according to data from Lipper Inc.

     For Vanguard(R) funds, the average expense ratio was less than one-fourth that amount (0.27%, or $2.70 per $1,000 in assets). Our average expense ratio has been less than the industry average for 25 years, and it's an advantage we aim to maintain.

     Under our unique corporate structure, shareholders like you own the Vanguard funds, which in turn own The Vanguard Group. No middleman makes a profit from managing the operation. You bear all of the investment risk. It's only right that you reap as much of the potential reward as possible.

================================================================================
CONTENTS
Letter from the Chairman                                  1
Fund Profiles                                             6
Glossary of Investment Terms                              9
Performance Summaries                                    10
Financial Statements                                     12
Advantages of Vanguard.com                               39
================================================================================

================================================================================
SUMMARY
* In the half-year ended June 30, 2002, all of Vanguard's large-capitalization stock index funds fell along with the market.
* A number of forces sapped investors' enthusiasm, including a lackluster rebound in corporate profits, continuing corporate governance scandals, and warnings about potential terrorist attacks.
* Our large-cap index funds met their objective of closely tracking the returns of their benchmarks.
--------------------------------------------------------------------------------
[SHIP LOGOS]

                                                                         [PHOTO]
                                                               [JOHN J. BRENNAN]

LETTER FROM THE CHAIRMAN

FELLOW SHAREHOLDER,
During the six months ended June 30, 2002, stock investors contended with weak corporate earnings and a dispiriting parade of corporate misdeeds. Vanguard's large-capitalization U.S. stock index funds posted disappointing returns, in line with their benchmarks. VANGUARD(R) GROWTH INDEX FUND registered the worst decline, -17.0%, while VANGUARD(R) VALUE INDEX FUND fell less steeply, returning -9.5%. In the middle, declining -11.9%, was VANGUARD(R) TOTAL STOCK MARKET INDEX FUND, which holds a blend of growth and value stocks and includes mid- and small-cap issues as well as large-caps.

     The adjacent table provides the total returns for each of our funds' share classes, including the VIPER(R) Shares of the Total Stock Market Index Fund. The table also shows results for the funds' benchmark indexes and for each fund's competitive peer group.

     An analysis of the per-share components of the funds' total returns appears on page 5.

================================================================================
TOTAL RETURNS                                                   SIX MONTHS ENDED
                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------
VANGUARD GROWTH INDEX FUND
  Investor Shares                                                         -17.0%
  Admiral Shares                                                          -17.0
  Institutional Shares                                                    -17.0
Average Large-Cap Growth Fund*                                            -18.7
S&P 500/Barra Growth Index                                                -16.9
--------------------------------------------------------------------------------
VANGUARD VALUE INDEX FUND
  Investor Shares                                                          -9.5%
  Admiral Shares                                                           -9.5
  Institutional Shares                                                     -9.5
Average Large-Cap Value Fund*                                              -9.2
S&P 500/Barra Value Index                                                  -9.5
--------------------------------------------------------------------------------
VANGUARD TOTAL STOCK MARKET INDEX FUND
  Investor Shares                                                         -11.9%
  Admiral Shares                                                          -11.9
  Institutional Shares                                                    -11.8
  VIPER Shares
    Market Price                                                          -11.1
    Net Asset Value                                                       -11.8
  Average Multi-Cap Core Fund*                                            -11.8
  Wilshire 5000 Index                                                     -11.8
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.

INVESTORS' ENTHUSIASM-- AND MOST STOCKS--DECLINED
The broad U.S. stock market, as measured by the Wilshire 5000 Total Market Index, fell -11.8% during the six months ended June 30. A number of forces drained investors' enthusiasm. Among these were the slow pace of the economic recovery, a lackluster rebound in corporate profits, allegations of wrongdoing by corporate executives, and a series of government warnings about potential terrorist attacks. The relentless decline in stock prices was also due in part to the cascade of disclosures about overstated corporate financial results.

     There were few pockets of strong equity performance amid all the gloom. As they did in 2000 and 2001, small-capitalization value stocks, which command modest prices relative to their earnings or book values, bucked the downward trend, recording solid gains during the period. Their growth-oriented counterparts declined, however, bringing the overall return of small-cap stocks, as measured by the Russell 2000 Index, to -4.7%. Mid-cap stocks delivered a similar result, with value topping growth. The large-cap Standard & Poor's 500 Index, which accounts for roughly 75% of the market's total capitalization, returned -13.2%. Here, too, value stocks (-9.5%) held up far better than growth stocks (-16.9%).

================================================================================
MARKET BAROMETER                                                   TOTAL RETURNS
                                                     PERIODS ENDED JUNE 30, 2002
                                                     ---------------------------
                                                    SIX          ONE        FIVE
                                                 MONTHS         YEAR      YEARS*
--------------------------------------------------------------------------------
STOCKS
S&P 500 Index (Large-caps)                       -13.2%       -18.0%        3.7%
Russell 2000 Index (Small-caps)                   -4.7         -8.6         4.4
Wilshire 5000 Index (Entire market)              -11.8        -16.6         3.6
MSCI EAFE Index (International)                   -1.6         -9.5        -1.5
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                        3.8%         8.6%        7.6%
  (Broad taxable market)
Lehman 10 Year Municipal Bond Index                5.3          7.2         6.4
Salomon Smith Barney 3-Month
  U.S. Treasury Bill Index                         0.9          2.5         4.7
--------------------------------------------------------------------------------
CPI
Consumer Price Index                               1.8%         1.1%        2.3%
--------------------------------------------------------------------------------
*Annualized.

THE ECONOMY GREW MODESTLY; INFLATION KEPT A LOW PROFILE
The economy turned in a mixed performance. Real (inflation-adjusted) gross domestic product grew at a brisk annual rate of 6.1% in the first quarter. Economists noted, however, that increased sales of goods and services accounted for only about one-third of the advance. A slowing in inventory reductions accounted for the other two-thirds. But unless demand from consumers and business customers picks up, companies probably won't start building inventories.

     The Federal Reserve Board, which lowered its target for short-term interest rates 11 times in 2001 to spur the recovery, kept that target at 1.75% during the first half of 2002. With rates at a 40-year low and little evidence of inflation, the housing market continued to flourish, making it one of the economy's bright spots.

MOST BONDS PERFORMED SOLIDLY, WITH TREASURIES IN THE LEAD
Bonds generally performed well during the period. The Lehman Brothers Aggregate Bond Index, a broad measure of the taxable investment-grade U.S. bond market, returned 3.8%, as modest price increases supplemented interest income.

================================================================================
ADMIRAL(TM) SHARES
A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

INSTITUTIONAL SHARES
This class of shares also carries low expenses and is available for a minimum investment of $10 million.

VIPER SHARES
Traded on the American Stock Exchange, VIPERs(R) are available only through brokers. The table on page 1 shows VIPER returns based on both the AMEX market price and the net asset value for a share.
================================================================================

     Many fixed income investors, however, saw their interest payments drop further. Interest rates on all but the longest-term U.S. Treasury bonds fell, reducing income but pushing prices higher. The yield of the 3-month Treasury bill slid just 4 basis points to 1.68% as of June 30. But the yields of 3-year and 10-year Treasury notes declined much further (49 basis points and 25 basis points, respectively), to 3.30% and 4.80%. Anxiety over the economy and corporate accounting scandals took a toll on corporate bonds--their total returns lagged those of Treasuries, despite their higher coupons. High-yield ("junk") bonds fared poorly.

WHILE THE GROWTH INDEX FUND FARED WORST, NO FUND FARED WELL
Although there were many disappointments during the past six months, large-cap growth stocks, as exemplified by the Growth Index Fund, were clearly the stock market's weakest performers. Technology stocks, which made up an average of 25% of the Growth Index Fund's assets, followed the same downward trajectory that has characterized their performance since March 2000. The heavy spending on information technology that fueled the late-1990s boom has disappeared, and with it, the tech sector's previously robust earnings growth. Because many of these stocks had been priced for the most optimistic scenarios, their declines have been severe. The fund's technology holdings were responsible for nearly half of its -17.0% slide in the six months. Health care stocks were another big detractor, as investors reacted to the imminent expiration of several highly lucrative patents and the slow pace of new drug introductions.

     The Value Index Fund returned -9.5%, and, as with its growth counterpart, tech stocks were an important reason for the weak performance. The utilities sector, which is typically a large component of the value portfolio (an average of 14.6% of assets during the half-year), was another source of problems because of the meltdown in telecommunications stocks such as AT&T, Qwest, and WorldCom. In contrast to the Growth Index Fund's poor showing in health care, the Value Index Fund's holdings in this sector enjoyed a positive six-month return. Its stocks include insurers and hospital management companies--which held up well--rather than the hard-hit drug companies.

     The Total Stock Market Index Fund, which encompasses not only growth and value stocks but also the thousands of small and mid-sized companies that make up the rest of the U.S. stock market, returned -11.9%. This was at least somewhat less of a decline than the fund would have experienced if it lacked the smaller stocks. Small- and mid-caps performed better than large stocks during the half-year, apparently because investors perceived them as more attractively valued. The nascent economic recovery also gave smaller companies a bigger boost than it gave their large-cap counterparts, which have more exposure to the still-sluggish international economy.

--------------------------------------------------------------------------------
TECHNOLOGY STOCKS FOLLOWED THE SAME DOWNWARD TRAJECTORY THAT HAS CHARACTERIZED THEIR PERFORMANCE SINCE MARCH 2000.
--------------------------------------------------------------------------------

QUALIFIED SUCCESSES
Our large-cap index funds did meet their objective of closely tracking the returns of their benchmarks. The funds also kept pace with their actively managed rivals, belying the oft-repeated claim that actively managed funds do much better than index funds in "down" markets because their managers can shift from stocks to cash. The Growth Index Fund outperformed the average large-cap growth fund by 1.7 percentage points; the Total Stock Market Index Fund virtually matched the return of the average multi-cap core fund; and the Value Index Fund lagged the average large-cap value fund by a slight -0.3 percentage point.

================================================================================
EXPENSE RATIOS--INVESTOR SHARES                                 SIX MONTHS ENDED
                                                                   JUNE 30, 2002
                                                                    (ANNUALIZED)
--------------------------------------------------------------------------------
VANGUARD GROWTH INDEX FUND                                                 0.22%
Average Large-Cap Growth Fund*                                             1.52
--------------------------------------------------------------------------------
VANGUARD VALUE INDEX FUND                                                  0.22%
Average Large-Cap Value Fund*                                              1.38
--------------------------------------------------------------------------------
VANGUARD TOTAL STOCK MARKET INDEX FUND                                     0.20%
Average Multi-Cap Core Fund*                                               1.35
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.

     That said, we recognize that success in such relative terms is cold comfort in this challenging market. The continuing decline in stock prices, combined with ongoing revelations of corporate malfeasance, has been enough to prompt some investors to abandon the stock market altogether. But, so long as you have developed a diversified portfolio of stock, bond, and money market funds tailored to your unique goals, time horizon, and financial circumstances, we would urge you to stick with your plan. We're confident that the stock market will recover--we just don't know when.

     In the meantime, you have enhanced your likelihood of long-term success by investing in low-cost funds. Our large-cap index funds carry expense ratios that are a fraction of those levied by their actively managed rivals, as illustrated in the table above.

     When the stock market recovers, a low-cost portfolio will provide you with a greater share of the returns earned by your investments. We thank you for entrusting your hard-earned money to us.

SINCERELY,

JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JULY 11, 2002

================================================================================
TOTAL STOCK MARKET INDEX FUND VIPER SHARES
PREMIUM/DISCOUNT: DECEMBER 31, 2001-JUNE 30, 2002

                                   CLOSING PRICE
                                ABOVE OR EQUAL TO        CLOSING PRICE BELOW
                            CLOSING NET ASSET VALUE    CLOSING NET ASSET VALUE
                           ------------------------- ---------------------------
                              NUMBER   PERCENTAGE OF    NUMBER     PERCENTAGE OF
BASIS POINT DIFFERENTIAL*    OF DAYS      TOTAL DAYS   OF DAYS        TOTAL DAYS
--------------------------------------------------------------------------------
0-24.9                            75          60.49%        41            33.06%
25-49.9                            2           1.61          6             4.84
50-74.9                            0           0.00          0             0.00
75-100.0                           0           0.00          0             0.00
> 100.0                            0           0.00          0             0.00
--------------------------------------------------------------------------------
Total                             77           62.10%       47            37.90%
--------------------------------------------------------------------------------
*1 basis point equals 1/100th of 1%.

================================================================================
YOUR FUND'S PERFORMANCE AT A GLANCE: DECEMBER 31, 2001-JUNE 30, 2002
                                                              DISTRIBUTIONS
                                                                PER SHARE
                                                         -----------------------
                               STARTING        ENDING       INCOME       CAPITAL
                            SHARE PRICE   SHARE PRICE    DIVIDENDS         GAINS
--------------------------------------------------------------------------------
VANGUARD GROWTH INDEX FUND
  Investor Shares               $ 26.42        $21.83       $0.100        $0.000
  Admiral Shares                  26.42         21.83        0.107         0.000
  Institutional Shares            26.42         21.83        0.113         0.000
--------------------------------------------------------------------------------
VANGUARD VALUE INDEX FUND
  Investor Shares               $ 18.90        $16.97       $0.140        $0.000
  Admiral Shares                  18.90         16.97        0.146         0.000
  Institutional Shares            18.90         16.97        0.149         0.000
--------------------------------------------------------------------------------
VANGUARD TOTAL STOCK MARKET INDEX FUND
  Investor Shares                $25.74        $22.57       $0.130        $0.000
  Admiral Shares                  25.75         22.57        0.136         0.000
  Institutional Shares            25.75         22.57        0.144         0.000
  VIPER Shares                   105.80         92.75        0.560         0.000
================================================================================

FUND PROFILE                                                 AS OF JUNE 30, 2002
   FOR GROWTH INDEX FUND
This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both its unmanaged target index and a broad market index. Key terms are defined on page 9.

================================================================================
PORTFOLIO CHARACTERISTICS

                                                           TARGET       WILSHIRE
                                                 FUND      INDEX*           5000
--------------------------------------------------------------------------------
Number of Stocks                                  161         161         5,838
Median Market Cap                              $73.4B       $73.4B        $28.2B
Price/Earnings Ratio                            27.2x        27.2x         26.9x
Price/Book Ratio                                 6.2x         6.2x          2.9x
Yield                                                         1.5%          1.5%
  Investor Shares                                1.0%
  Admiral Shares                                 1.1%
  Institutional Shares                           1.1%
Return on Equity                                29.1%        29.1%         21.3%
Earnings Growth Rate                            13.5%        13.5%          9.6%
Foreign Holdings                                 0.8%         0.0%          0.3%
Turnover Rate                                   19%**          --            --
Expense Ratio                                                  --            --
  Investor Shares                             0.22%**
  Admiral Shares                              0.15%**
  Institutional Shares                        0.10%**
Cash Investments                                 0.1%          --            --
--------------------------------------------------------------------------------

================================================================================
TEN LARGEST HOLDINGS
 (% OF TOTAL NET ASSETS)

Microsoft Corp.                                  6.6%
  (software)
General Electric Co.                             6.4
  (conglomerate)
Wal-Mart Stores, Inc.                            5.4
  (retail)
Pfizer, Inc.                                     4.8
 (pharmaceuticals)
Johnson & Johnson                                3.5
 (pharmaceuticals)
The Coca-Cola Co.                                3.1
 (beverage)
International Business Machines Corp.            2.7
  (computer hardware)
Intel Corp.                                      2.7
 (electronics)
Procter & Gamble Co.                             2.6
 (consumer products)
Merck & Co., Inc.                                2.5
 (pharmaceuticals)
--------------------------------------------------------------------------------
Top Ten                                         40.3%
--------------------------------------------------------------------------------

================================================================================
VOLATILITY MEASURES
                                TARGET               WILSHIRE
                      FUND      INDEX*     FUND          5000
--------------------------------------------------------------------------------
R-Squared             1.00        1.00     0.89          1.00
Beta                  1.00        1.00     1.10          1.00
================================================================================
================================================================================
INVESTMENT FOCUS
MARKET CAP - LARGE
STYLE - GROWTH
================================================================================
================================================================================
SECTOR DIVERSIFICATION
  (% OF COMMON STOCKS)
                                                            TARGET      WILSHIRE
                                                 FUND       INDEX*          5000
--------------------------------------------------------------------------------
Auto & Transportation                            0.5%        0.5%           2.5%
Consumer Discretionary                          17.2        17.2           15.4
Consumer Staples                                16.4        16.4            7.6
Financial Services                               9.4         9.4           22.5
Health Care                                     25.7        25.7           13.3
Integrated Oils                                  0.0         0.0            4.1
Other Energy                                     0.1         0.1            2.0
Materials & Processing                           0.7         0.7            4.0
Producer Durables                                1.8         1.8            4.2
Technology                                      20.7        20.7           12.9
Utilities                                        0.2         0.2            6.8
Other                                            7.3         7.3            4.7
================================================================================
* S&P 500/Barra Growth Index.
**Annualized.

FUND PROFILE                                                 AS OF JUNE 30, 2002
  FOR VALUE INDEX FUND
This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both its unmanaged target index and a broad market index. Key terms are defined on page 9.

================================================================================
PORTFOLIO CHARACTERISTICS
                                                            TARGET      WILSHIRE
                                                 FUND       INDEX*          5000
--------------------------------------------------------------------------------
Number of Stocks                                 340          339         5,838
Median Market Cap                              $28.8B       $28.8B        $28.2B
Price/Earnings Ratio                            24.1x        24.1x         26.9x
Price/Book Ratio                                 2.2x         2.2x          2.9x
Yield                                                         2.3%          1.5%
  Investor Shares                                1.7%
  Admiral Shares                                 1.8%
  Institutional Shares                           1.8%
Return on Equity                                16.9%        16.9%         21.3%
Earnings Growth Rate                             4.5%         4.5%          9.6%
Foreign Holdings                                 3.3%         0.0%          0.3%
Turnover Rate                                   25%**          --            --
Expense Ratio                                                  --            --
  Investor Shares                             0.22%**
  Admiral Shares                              0.15%**
  Institutional Shares                        0.10%**
Cash Investments                                 0.2%          --            --
--------------------------------------------------------------------------------
================================================================================
TEN LARGEST HOLDINGS
  (% OF TOTAL NET ASSETS)

ExxonMobil Corp.                                 6.1%
  (oil)
Citigroup, Inc.                                  4.3
  (banking)
American International Group, Inc.               3.9
  (insurance)
Royal Dutch Petroleum Co. ADR                    2.6
  (energy)
Verizon Communications                           2.4
  (telecommunications)
Bank of America Corp.                            2.4
  (banking)
SBC Communications Inc.                          2.2
  (telecommunications)
ChevronTexaco Corp.                              2.1
  (oil)
Wells Fargo & Co.                                1.9
  (banking)
Viacom Inc. Class B                              1.7
  (entertainment)
--------------------------------------------------------------------------------
Top Ten                                         29.6%
--------------------------------------------------------------------------------

================================================================================
VOLATILITY MEASURES
                                TARGET               WILSHIRE
                      FUND      INDEX*     FUND          5000
--------------------------------------------------------------------------------
R-Squared             1.00        1.00     0.62          1.00
Beta                  1.00        1.00     0.71          1.00
================================================================================
================================================================================
INVESTMENT FOCUS
MARKET CAP - LARGE
STYLE - VALUE
================================================================================
================================================================================
SECTOR DIVERSIFICATION
  (% OF COMMON STOCKS)
                                                            TARGET      WILSHIRE
                                                 FUND       INDEX*          5000
--------------------------------------------------------------------------------
Auto & Transportation                            3.6%        3.6%           2.5%
Consumer Discretionary                          10.2        10.2           15.4
Consumer Staples                                 1.5         1.5            7.6
Financial Services                              32.8        32.8           22.5
Health Care                                      1.6         1.6           13.3
Integrated Oils                                 12.5        12.5            4.1
Other Energy                                     2.7         2.7            2.0
Materials & Processing                           6.6         6.6            4.0
Producer Durables                                5.9         5.9            4.2
Technology                                       6.3         6.3           12.9
Utilities                                       14.1        14.1            6.8
Other                                            2.2         2.2            4.7
--------------------------------------------------------------------------------
*S&P 500/Barra Value Index.
**Annualized.

                                                               Visit our website
                                                                WWW.VANGUARD.COM
                                                           for regularly updated
                                                               fund information.

FUND PROFILE                                                 AS OF JUNE 30, 2002
   FOR TOTAL STOCK MARKET INDEX FUND
This Profile provides a snapshot of the fund's characteristics, compared where appropriate to its unmanaged target index. Key terms are defined on page 9.

================================================================================
PORTFOLIO CHARACTERISTICS

                                                          WILSHIRE
                                                 FUND         5000
--------------------------------------------------------------------------------
Number of Stocks                               3,475        5,838
Median Market Cap                              $28.2B       $28.2B
Price/Earnings Ratio                            26.9x        26.9x
Price/Book Ratio                                 2.9x         2.9x
Yield                                            1.5%
  Investor Shares                                1.3%
  Admiral Shares                                 1.4%
  Institutional Shares                           1.4%
  VIPER Shares                                   1.4%
Return on Equity                                21.3%        21.3%
Earnings Growth Rate                             9.6%         9.6%
Foreign Holdings                                 0.3%         0.3%
Turnover Rate                                     5%*          --
Expense Ratio                                      --
  Investor Shares                              0.20%*
  Admiral Shares                               0.15%*
  Institutional Shares                         0.08%*
  VIPER Shares                                 0.15%*
Cash Investments                                 0.1%          --
--------------------------------------------------------------------------------

================================================================================
TEN LARGEST HOLDINGS
  (% OF TOTAL NET ASSETS)

Microsoft Corp.                                  2.6%
(software)
General Electric Co.                             2.5
(conglomerate)
ExxonMobil Corp.                                 2.4
(oil)
Wal-Mart Stores, Inc.                            2.1
(retail)
Pfizer, Inc.                                     1.9
(pharmaceuticals)
Citigroup, Inc.                                  1.8
(banking)
American International Group, Inc.               1.6
(insurance)
Johnson & Johnson                                1.4
(pharmaceuticals)
The Coca-Cola Co.                                1.2
(beverage)
International Business Machines Corp.            1.1
(computer hardware)
--------------------------------------------------------------------------------
Top Ten 18.6%
--------------------------------------------------------------------------------

================================================================================
VOLATILITY MEASURES
                                                          WILSHIRE
                                                 FUND         5000
--------------------------------------------------------------------------------
R-Squared                                        1.00         1.00
Beta                                             1.00         1.00
================================================================================
================================================================================
INVESTMENT FOCUS
MARKET CAP - LARGE
STYLE - BLEND
================================================================================
================================================================================
SECTOR DIVERSIFICATION
 (% OF COMMON STOCKS)
                                                          WILSHIRE
                                                 FUND         5000
--------------------------------------------------------------------------------
Auto & Transportation                            2.5%         2.5%
Consumer Discretionary                          15.4         15.4
Consumer Staples                                 7.6          7.6
Financial Services                              22.5         22.5
Health Care                                     13.3         13.3
Integrated Oils                                  4.1          4.1
Other Energy                                     2.0          2.0
Materials & Processing                           4.0          4.0
Producer Durables                                4.2          4.2
Technology                                      12.9         12.9
Utilities                                        6.8          6.8
Other                                            4.7          4.7
================================================================================
*Annualized.

                                                               Visit our website
                                                                WWW.VANGUARD.COM
                                                           for regularly updated
                                                               fund information.
8

GLOSSARY OF INVESTMENT TERMS
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's target index benchmark and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock investment.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's target index benchmark and by an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
TURNOVER RATE. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES                                        AS OF JUNE 30, 2002
All of the data on this and the following page represent past performance, which cannot be used to predict future returns that may be achieved by the funds. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

GROWTH INDEX FUND
================================================================================
FISCAL-YEAR TOTAL RETURNS (%) NOVEMBER 2, 1992-JUNE 30, 2002

FISCAL YEAR       GROWTH INDEX FUND INV SHARES        S&P 500/BARRA GROWTH INDEX
--------------------------------------------------------------------------------
1992                                       3.2                               3.5
1993                                       1.5                               1.7
1994                                       2.9                               3.1
1995                                      38.1                              38.1
1996                                      23.7                                24
1997                                      36.3                              36.5
1998                                      42.2                              42.2
1999                                      28.8                              28.2
2000                                     -22.2                             -22.1
2001                                     -12.9                             -12.7
2002*                                      -17                             -16.9
================================================================================
*Six months ended June 30, 2002.
Note: See Financial Highlights tables on pages 24-26 for dividend and capital gains information.

================================================================================
VALUE INDEX FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) NOVEMBER 2, 1992-JUNE 30, 2002

FISCAL YEAR        VALUE INDEX FUND INV SHARES         S&P 500/BARRA VALUE INDEX
--------------------------------------------------------------------------------
1992                                       3.7                               3.8
1993                                      18.3                              18.6
1994                                      -0.7                              -0.6
1995                                      36.9                                37
1996                                      21.9                                22
1997                                      29.8                                30
1998                                      14.6                              14.7
1999                                      12.6                              12.7
2000                                       6.1                               6.1
2001                                     -11.9                             -11.7
2002*                                     -9.5                              -9.5
================================================================================
*Six months ended June 30, 2002.
Note: See Financial Highlights tables on pages 27-29 for dividend and capital gains information.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2002

                                                           SINCE INCEPTION
                                          ONE    FIVE  -------------------------
                      INCEPTION DATE     YEAR   YEARS  CAPITAL   INCOME    TOTAL
--------------------------------------------------------------------------------
Growth Index Fund
  Investor Shares*         11/2/1992  -18.69%   2.42%    8.99%    1.34%   10.33%
  Admiral Shares          11/13/2000  -18.65 -21.95**      --       --       --
  Institutional Shares     5/14/1998  -18.59  -3.12**      --       --       --
--------------------------------------------------------------------------------
Value Index Fund
  Investor Shares*         11/2/1992  -18.25%   4.01%    9.12%    2.46%   11.58%
  Admiral Shares          11/13/2000  -18.20 -11.28**      --       --       --
  Institutional Shares      7/2/1998  -18.16  -0.96**      --       --       --
--------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Returns since inception.

================================================================================
TOTAL STOCK MARKET INDEX FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) APRIL 27, 1992-JUNE 30, 2002

                         TOTAL STOCK MARKET INDEX FUND             WILSHIRE 5000
FISCAL YEAR                                 INV SHARES                     INDEX
--------------------------------------------------------------------------------
1992                                              10.4                      10.7
1993                                              10.6                      11.3
1994                                              -0.2                      -0.1
1995                                              35.8                      36.4
1996                                                21                      21.2
1997                                                31                      31.3
1998                                              23.3                      23.4
1999                                              23.8                      23.6
2000                                             -10.6                     -10.9
2001                                               -11                       -11
2002*                                            -11.8                     -11.8
================================================================================
*Six months ended June 30, 2002.
Note: See Financial Highlights tables on pages 30-33 for dividend and capital gains information.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2002

                                                               TEN YEARS
                                          ONE    FIVE   ------------------------
                      INCEPTION DATE      YEAR  YEARS  CAPITAL   INCOME    TOTAL
--------------------------------------------------------------------------------
Total Stock Market Index Fund
  Investor Shares*         4/27/1992  -16.76%   3.60%    8.98%    1.89%   10.87%
  Admiral Shares          11/13/2000  -16.71 -15.15**      --       --       --
  Institutional Shares      7/7/1997  -16.66   3.18**      --       --       --
  VIPER Shares
Market Price              5/24/2001   -16.57 -18.44**      --       --       --
Net Asset Value           5/24/2001   -16.71 -18.80**      --       --       --
================================================================================
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Returns since inception.

FINANCIAL STATEMENTS
  JUNE 30, 2002 (UNAUDITED)
The Statement of Net Assets--an integral part of the Financial Statements for Vanguard Total Stock Market Index Fund--is included as an insert to this report. The Growth Index and Value Index Funds' Statements of Net Assets are provided below.

STATEMENT OF NET ASSETS
This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

================================================================================
                                                                          MARKET
                                                                          VALUE*
GROWTH INDEX FUND                                 SHARES                   (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
================================================================================
* Microsoft Corp.                              9,979,281               $ 545,867
  General Electric Co.                        18,312,742                 531,985
  Wal-Mart Stores, Inc.                        8,196,609                 450,895
  Pfizer, Inc.                                11,507,457                 402,761
  Johnson & Johnson                            5,548,863                 289,984
  The Coca-Cola Co.                            4,576,861                 256,304
  International Business
    Machines Corp.                             3,154,635                 227,134
  Intel Corp.                                 12,320,562                 225,097
  Procter & Gamble Co.                         2,394,830                 213,858
  Merck & Co., Inc.                            4,174,163                 211,380
* Cisco Systems, Inc.                         13,491,713                 188,209
  Philip Morris Cos., Inc.                     3,942,590                 172,212
  Home Depot, Inc.                             4,339,535                 159,391
  PepsiCo, Inc.                                3,258,119                 157,041
  Fannie Mae                                   1,837,610                 135,524
  Wyeth                                        2,443,897                 125,127
* Dell Computer Corp.                          4,783,298                 125,035
  Eli Lilly & Co.                              2,071,629                 116,840
  Abbott Laboratories                          2,875,770                 108,273
  Medtronic, Inc.                              2,237,157                  95,862
* Oracle Corp.                                10,118,922                  95,826
  Bristol-Myers Squibb Co.                     3,571,892                  91,798
  Pharmacia Corp.                              2,382,846                  89,238
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                  SHARES                   (000)
--------------------------------------------------------------------------------
  American Express Co.                         2,450,700                 $89,009
  3M Co.                                         717,470                  88,249
  Anheuser-Busch Cos., Inc.                    1,615,179                  80,759
* Amgen, Inc.                                  1,914,519                  80,180
  Texas Instruments, Inc.                      3,196,100                  75,747
  Walgreen Co.                                 1,885,882                  72,852
  Fifth Third Bancorp                          1,085,150                  72,325
  Unilever NV ADR                              1,053,220                  68,249
  McDonald's Corp.                             2,343,945                  66,685
  Schering-Plough Corp.                        2,701,670                  66,461
  Gillette Co.                                 1,947,326                  65,956
  Lowe's Cos., Inc.                            1,431,360                  64,984
  Target Corp.                                 1,670,960                  63,664
  Kimberly-Clark Corp.                           956,177                  59,283
* Applied Materials, Inc.                      3,018,400                  57,410
  First Data Corp.                             1,409,064                  52,417
  UnitedHealth Group Inc.                        567,460                  51,951
  MBNA Corp.                                   1,569,611                  51,907
  Cardinal Health, Inc.                          832,377                  51,116
  Colgate-Palmolive Co.                        1,008,209                  50,461
  Automatic Data Processing, Inc.              1,142,764                  49,767
  Baxter International, Inc.                   1,107,640                  49,223
  Marsh & McLennan Cos., Inc.                    504,581                  48,742
  The Bank of New York Co., Inc.               1,341,386                  45,272
  HCA Inc.                                       947,200                  44,992
--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                  SHARES                   (000)
--------------------------------------------------------------------------------
* Kohl's Corp.                                   619,390                $ 43,407
* Tenet Healthcare Corp.                         600,500                  42,966
  General Dynamics Corp.                         371,647                  39,525
* QUALCOMM Inc.                                1,418,290                  38,989
  Sysco Corp.                                  1,222,345                  33,272
  Sara Lee Corp.                               1,445,567                  29,836
  General Mills, Inc.                            675,041                  29,756
* The Kroger Co.                               1,463,365                  29,121
  Harley-Davidson, Inc.                          557,735                  28,595
* Concord EFS, Inc.                              940,700                  28,353
  Charles Schwab Corp.                         2,527,004                  28,302
  SLM Corp.                                      286,203                  27,733
  Kellogg Co.                                    753,852                  27,033
  H.J. Heinz Co.                                 645,620                  26,535
  Mellon Financial Corp.                         812,714                  25,544
* Forest Laboratories, Inc.                      329,160                  23,304
  Wm. Wrigley Jr. Co.                            415,168                  22,979
* Maxim Integrated Products, Inc.                595,047                  22,808
  Avon Products, Inc.                            435,693                  22,761
* Immunex Corp.                                1,017,300                  22,726
  The Gap, Inc.                                1,597,200                  22,680
* Boston Scientific Corp.                        748,100                  21,934
  Paychex, Inc.                                  691,199                  21,628
* Best Buy Co., Inc.                             590,650                  21,441
  The McGraw-Hill Cos., Inc.                     357,500                  21,343
  Campbell Soup Co.                              755,828                  20,906
  Limited Brands, Inc.                           955,811                  20,359
* Bed Bath & Beyond, Inc.                        537,901                  20,300
* Analog Devices, Inc.                           672,548                  19,975
  TJX Cos., Inc.                                 994,700                  19,506
  Stryker Corp.                                  363,610                  19,457
* Intuit, Inc.                                   389,961                  19,389
  Danaher Corp.                                  278,200                  18,458
  Linear Technology Corp.                        584,815                  18,381
  Northern Trust Corp.                           408,550                  18,001
* Starbucks Corp.                                711,416                  17,679
  Pitney Bowes, Inc.                             443,380                  17,611
  The Clorox Co.                                 424,460                  17,551
  Interpublic Group of Cos., Inc.                704,004                  17,431
  Newell Rubbermaid, Inc.                        491,900                  17,246
* Guidant Corp.                                  563,840                  17,045
* Staples, Inc.                                  861,500                  16,971
  Mattel, Inc.                                   803,930                  16,890
  Becton, Dickinson & Co.                        476,100                  16,402
* Yahoo! Inc.                                  1,101,745                  16,262
  The Pepsi Bottling Group, Inc.                 520,700                  16,037
* Yum! Brands, Inc.                              546,300                  15,979
  Allergan, Inc.                                 238,130                  15,895
  Hershey Foods Corp.                            251,455                  15,806
  Omnicom Group Inc.                             344,710                  15,788
  H & R Block, Inc.                              338,170                  15,606
  Cintas Corp.                                   313,050                  15,465
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                  SHARES                   (000)
--------------------------------------------------------------------------------
* KLA-Tencor Corp.                               348,500                $ 15,330
* AutoZone Inc.                                  194,297                  15,019
  Synovus Financial Corp.                        544,100                  14,974
  New York Times Co. Class A                     279,250                  14,381
  Moody's Corp.                                  284,315                  14,145
* Xilinx, Inc.                                   618,255                  13,867
  Delphi Corp.                                 1,033,600                  13,643
  Biomet, Inc.                                   493,796                  13,392
* Univision Communications Inc.                  421,800                  13,244
* Lexmark International, Inc.                    239,035                  13,003
* Fiserv, Inc.                                   352,400                  12,937
* Zimmer Holdings, Inc.                          357,812                  12,760
  Avery Dennison Corp.                           202,380                  12,699
  Adobe Systems, Inc.                            441,860                  12,593
* Apollo Group, Inc. Class A                     318,212                  12,541
* Siebel Systems, Inc.                           872,617                  12,409
* MedImmune Inc.                                 460,824                  12,166
* St. Jude Medical, Inc.                         162,330                  12,003
  Molex, Inc.                                    356,600                  11,957
  Dollar General Corp.                           613,400                  11,673
* Biogen, Inc.                                   273,640                  11,337
  Family Dollar Stores, Inc.                     318,940                  11,243
  Ecolab, Inc.                                   237,589                  10,984
  UST, Inc.                                      311,296                  10,584
* American Standard Cos., Inc.                   133,800                  10,048
* BJ Services Co.                                288,700                   9,781
* Altera Corp.                                   708,010                   9,629
  RadioShack Corp.                               320,315                   9,629
  IMS Health, Inc.                               532,020                   9,550
* Sabre Holdings Corp.                           266,200                   9,530
  Tiffany & Co.                                  268,410                   9,448
  Rockwell Collins, Inc.                         336,900                   9,238
* Health Management Associates
    Class A                                      444,600                   8,959
  Brown-Forman Corp. Class B                     125,900                   8,692
* Sprint PCS                                   1,829,000                   8,176
  Darden Restaurants Inc.                        319,149                   7,883
* Network Appliance, Inc.                        615,200                   7,635
* Robert Half International, Inc.                324,630                   7,564
  Dow Jones & Co., Inc.                          155,215                   7,520
  T. Rowe Price Group Inc.                       228,000                   7,497
  Equifax, Inc.                                  266,755                   7,202
  Black & Decker Corp.                           148,200                   7,143
  Sigma-Aldrich Corp.                            134,900                   6,765
* QLogic Corp.                                   171,200                   6,523
* Waters Corp.                                   242,000                   6,461
  The Stanley Works                              157,100                   6,443
* Sealed Air Corp.                               154,700                   6,230
  Maytag Corp.                                   142,900                   6,095
  International Flavors &
    Fragrances, Inc.                             173,660                   5,642
  Alberto-Culver Co. Class B                     106,500                   5,091
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
GROWTH INDEX FUND                                 SHARES                   (000)
--------------------------------------------------------------------------------
* NEXTEL Communications, Inc.                  1,501,840                $  4,821
* Freeport-McMoRan Copper &
    Gold, Inc. Class B                           266,000                   4,748
* NVIDIA Corp.                                   275,597                   4,735
  Deluxe Corp.                                   116,917                   4,547
  Ball Corp.                                     104,800                   4,347
* Mercury Interactive Corp.                      154,260                   3,542
  Meredith Corp.                                  91,400                   3,505
  Millipore Corp.                                 89,140                   2,851
* PMC Sierra Inc.                                306,550                   2,842
* Hercules, Inc.                                 200,979                   2,396
  Tupperware Corp.                               107,485                   2,235
================================================================================
TOTAL COMMON STOCKS
  (Cost $8,205,233)                                                    8,316,096
================================================================================

                                                    FACE
                                                  AMOUNT
                                                   (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT(1)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.
(2) 1.83%, 7/31/2002
(Cost $998)                                       $1,000                     999
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.9%)
  (Cost $8,206,231)                                                    8,317,095
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     49,346
Liabilities                                                             (39,730)
                                                                       ---------
                                                                          9,616
                                                                       ---------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $8,326,711
--------------------------------------------------------------------------------
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.0%, respectively, of net assets. See Note E in Notes to Financial Statements.
(2)Security segregated as initial margin for open futures contracts.
ADR--American Depositary Receipt.
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT JUNE 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                     $10,978,385
Overdistributed Net Investment Income                                    (5,527)
Accumulated Net Realized Losses                                      (2,756,862)
Unrealized Appreciation (Depreciation)--Note E
  Investment Securities                                                 110,864
  Futures Contracts                                                        (149)
--------------------------------------------------------------------------------
NET ASSETS                                                          $ 8,326,711
================================================================================
Investor Shares--Net Assets
Applicable to 310,437,337 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                          $6,776,938
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                        $21.83
================================================================================
Admiral Shares--Net Assets
Applicable to 36,483,242 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                            $796,472
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                                         $21.83
================================================================================
Institutional Shares--Net Assets
Applicable to 34,504,924 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                            $753,301
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                                   $21.83
================================================================================

================================================================================
                                                                          MARKET
                                                                          VALUE*
VALUE INDEX FUND                                  SHARES                   (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.8%)(1)
================================================================================
  ExxonMobil Corp.                             5,707,663              $  233,558
  Citigroup, Inc.                              4,331,671                 167,852
  American International
    Group, Inc.                                2,199,027                 150,040
  Royal Dutch Petroleum Co. ADR                1,787,489                  98,795
  Verizon Communications                       2,291,636                  92,009
  Bank of America Corp.                        1,295,531                  91,154
  SBC Communications Inc.                      2,811,000                  85,736
  ChevronTexaco Corp.                            898,310                  79,500
  Wells Fargo & Co.                            1,439,668                  72,070
* Viacom Inc. Class B                          1,487,534                  66,002
  J.P. Morgan Chase & Co.                      1,675,632                  56,837
* AOL Time Warner Inc.                         3,747,300                  55,123
  BellSouth Corp.                              1,577,494                  49,691
  Wachovia Corp.                               1,151,838                  43,977
  Morgan Stanley                                 927,088                  39,939
  Hewlett-Packard Co.                          2,540,890                  38,825
  Bank One Corp.                                 987,825                  38,012
  U.S. Bancorp                                 1,608,888                  37,568
  E.I. du Pont de Nemours & Co.                  835,906                  37,114
  Freddie Mac                                    584,916                  35,797
  AT&T Corp.                                   3,196,858                  34,206
  The Walt Disney Co.                          1,717,244                  32,456
  The Boeing Co.                                 705,982                  31,769
  Washington Mutual, Inc.                        819,942                  30,428
  Merrill Lynch & Co., Inc.                      725,926                  29,400
  FleetBoston Financial Corp.                    881,112                  28,504
  Motorola, Inc.                               1,911,119                  27,558
  United Technologies Corp.                      397,900                  27,017
  Lockheed Martin Corp.                          379,347                  26,365
  Dow Chemical Co.                               763,896                  26,263
  General Motors Corp.                           472,007                  25,229
  Ford Motor Co.                               1,525,545                  24,409
  Honeywell International Inc.                   688,105                  24,242
  Alcoa Inc.                                     712,517                  23,620
  Tyco International Ltd.                      1,680,500                  22,704
  Schlumberger Ltd.                              485,640                  22,582
  Allstate Corp.                                 597,064                  22,079
  Duke Energy Corp.                              698,358                  21,719
  Household International, Inc.                  384,197                  19,095
* Comcast Corp.-Special Class A                  795,922                  18,975
  Phillips Petroleum Co.                         322,125                  18,967
  Emerson Electric Co.                           354,249                  18,956
  International Paper Co.                        406,359                  17,709
  Illinois Tool Works, Inc.                      257,615                  17,595
  Metropolitan Life Insurance Co.                593,660                  17,097
  National City Corp.                            512,389                  17,037
  Gannett Co., Inc.                              224,347                  17,028
* Clear Channel
    Communications, Inc.                         515,604                  16,510
  SunTrust Banks, Inc.                           240,843                  16,310
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                  SHARES                   (000)
--------------------------------------------------------------------------------
  Southern Co.                                   592,844              $   16,244
  BB&T Corp.                                     403,287                  15,567
  Dominion Resources, Inc.                       232,774                  15,358
  Electronic Data Systems Corp.                  403,100                  14,975
* Costco Wholesale Corp.                         382,094                  14,756
  Conoco Inc.                                    527,433                  14,663
  Sears, Roebuck & Co.                           265,279                  14,405
  Exelon Corp.                                   271,000                  14,173
  Caterpillar, Inc.                              289,371                  14,165
* EMC Corp.                                    1,871,100                  14,127
  AFLAC Inc.                                     435,978                  13,951
* Cendant Corp.                                  877,804                  13,940
* Sun Microsystems, Inc.                       2,732,000                  13,687
  Carnival Corp.                                 493,574                  13,667
  Raytheon Co.                                   335,072                  13,654
  Waste Management, Inc.                         520,159                  13,550
  FedEx Corp.                                    251,151                  13,411
  Union Pacific Corp.                            211,916                  13,410
* AT&T Wireless Services Inc.                  2,277,547                  13,324
  Lehman Brothers Holdings, Inc.                 205,400                  12,842
  ConAgra Foods, Inc.                            452,114                  12,501
  PNC Financial Services Group                   239,004                  12,495
  The Hartford Financial
    Services Group Inc.                          208,212                  12,382
  ALLTEL Corp.                                   261,598                  12,295
  State Street Corp.                             273,700                  12,234
  NIKE, Inc. Class B                             225,904                  12,120
* Safeway, Inc.                                  406,679                  11,871
  Northrop Grumman Corp.                          94,882                  11,860
  Weyerhaeuser Co.                               183,764                  11,733
  CIGNA Corp.                                    118,550                  11,549
  TXU Corp.                                      224,089                  11,518
  American Electric Power Co., Inc.              285,212                  11,414
  Capital One Financial Corp.                    185,000                  11,294
  Masco Corp.                                    407,213                  11,040
  Tribune Co.                                    253,356                  11,021
  Progressive Corp. of Ohio                      185,055                  10,705
  Equity Office Properties
    Trust REIT                                   350,800                  10,559
  Southwest Airlines Co.                         649,401                  10,494
  Albertson's, Inc.                              342,180                  10,423
  Anadarko Petroleum Corp.                       208,992                  10,303
* Micron Technology, Inc.                        506,316                  10,238
  The Chubb Corp.                                144,262                  10,214
  Alcan Inc.                                     270,310                  10,142
  CVS Corp.                                      329,800                  10,092
  El Paso Corp.                                  488,382                  10,066
  KeyCorp                                        358,480                   9,787
  Progress Energy, Inc.                          186,172                   9,683
  Burlington Northern
    Santa Fe Corp.                               322,329                   9,670
  XL Capital Ltd. Class A                        114,000                   9,656
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
VALUE INDEX FUND                                  SHARES                   (000)
--------------------------------------------------------------------------------
  Air Products & Chemicals, Inc.                 191,132                $  9,646
  Deere & Co.                                    200,009                   9,580
* WellPoint Health Networks Inc.
    Class A                                      122,010                   9,494
  Occidental Petroleum Corp.                     315,551                   9,463
  Baker Hughes, Inc.                             283,899                   9,451
  Franklin Resources Corp.                       220,437                   9,399
* Agilent Technologies, Inc.                     390,651                   9,239
  Comerica, Inc.                                 148,315                   9,107
  Golden West Financial Corp.                    130,276                   8,960
  FPL Group, Inc.                                148,118                   8,886
  PPG Industries, Inc.                           142,046                   8,793
  John Hancock Financial
    Services, Inc.                               247,844                   8,724
  Newmont Mining Corp.
    (Holding Company)                            329,646                   8,680
  Barrick Gold Corp.                             455,360                   8,647
  Loews Corp.                                    158,992                   8,425
  Transocean Inc.                                268,593                   8,367
  FirstEnergy Corp.                              250,485                   8,361
  Coca-Cola Enterprises, Inc.                    375,974                   8,302
  Entergy Corp.                                  188,689                   8,008
  Sprint Corp.                                   749,869                   7,956
  May Department Stores Co.                      240,885                   7,932
  McKesson Corp.                                 241,947                   7,912
  Praxair, Inc.                                  137,458                   7,831
  Marriott International, Inc.
    Class A                                      204,459                   7,780
  Computer Associates
    International, Inc.                          486,847                   7,736
  Norfolk Southern Corp.                         326,649                   7,637
  SouthTrust Corp.                               291,770                   7,621
  Unocal Corp.                                   205,862                   7,605
  Rohm & Haas Co.                                185,856                   7,525
  Public Service Enterprise
    Group, Inc.                                  173,540                   7,514
  Consolidated Edison Inc.                       178,913                   7,470
  Eastman Kodak Co.                              245,332                   7,156
  Marathon Oil Corp.                             260,664                   7,069
  Fortune Brands, Inc.                           126,310                   7,066
  MBIA, Inc.                                     124,228                   7,023
  Archer-Daniels-Midland Co.                     548,446                   7,015
  Ace, Ltd.                                      220,700                   6,974
  Apache Corp.                                   120,861                   6,947
* Computer Sciences Corp.                        143,835                   6,875
  St. Paul Cos., Inc.                            175,358                   6,825
* Veritas Software Corp.                         344,400                   6,816
  AmSouth Bancorp                                304,382                   6,812
  Regions Financial Corp.                        193,050                   6,786
  Aon Corp.                                      228,916                   6,748
* Federated Department
    Stores, Inc.                                 169,254                   6,719
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                  SHARES                   (000)
--------------------------------------------------------------------------------
  AmerisourceBergen Corp.                         88,300                $  6,711
  Equity Residential REIT                        231,100                   6,644
  Lincoln National Corp.                         157,353                   6,609
  Charter One Financial, Inc.                    189,182                   6,504
  Ingersoll-Rand Co.                             142,245                   6,495
  Devon Energy Corp.                             131,613                   6,486
  Burlington Resources, Inc.                     169,294                   6,433
  Cincinnati Financial Corp.                     136,760                   6,363
  CSX Corp.                                      178,672                   6,262
  DTE Energy Co.                                 140,247                   6,261
  Amerada Hess Corp.                              74,893                   6,179
  TRW, Inc.                                      107,241                   6,091
  Johnson Controls, Inc.                          74,592                   6,087
  MGIC Investment Corp.                           88,933                   6,030
  Ambac Financial Group, Inc.                     89,187                   6,011
  Dover Corp.                                    170,585                   5,970
  Jefferson-Pilot Corp.                          126,397                   5,968
  Aetna Inc.                                     122,802                   5,891
* PG&E Corp.                                     327,723                   5,863
  Halliburton Co.                                366,600                   5,844
  MeadWestvaco Corp.                             168,197                   5,645
* Chiron Corp.                                   159,800                   5,641
  Xcel Energy, Inc.                              331,736                   5,563
  Marshall & Ilsley Corp.                        178,596                   5,524
  Union Planters Corp.                           170,590                   5,522
  Textron, Inc.                                  117,724                   5,521
  Starwood Hotels & Resorts
    Worldwide, Inc.                              167,758                   5,518
  ITT Industries, Inc.                            76,341                   5,390
* Apple Computer, Inc.                           299,319                   5,304
  Ameren Corp.                                   121,524                   5,227
  UnumProvident Corp.                            204,412                   5,202
  Bear Stearns Co., Inc.                          83,842                   5,119
  Genuine Parts Co.                              146,662                   5,114
  Cinergy Corp.                                  140,533                   5,058
  Countrywide Credit Industries, Inc.            103,991                   5,018
  J.C. Penney Co., Inc.
    (Holding Company)                            224,950                   4,953
* Lucent Technologies, Inc.                    2,884,249                   4,788
  Georgia Pacific Group                          193,770                   4,763
  Plum Creek Timber Co. Inc. REIT                155,300                   4,752
  Parker Hannifin Corp.                           98,989                   4,731
* Nortel Networks Corp.                        3,229,587                   4,683
* Edison International                           274,200                   4,661
* King Pharmaceuticals, Inc.                     208,700                   4,644
  Kerr-McGee Corp.                                84,351                   4,517
  KeySpan Corp.                                  118,277                   4,453
  Knight Ridder                                   70,001                   4,407
* National Semiconductor Corp.                   150,761                   4,398
* Noble Corp.                                    113,112                   4,366
* Office Depot, Inc.                             259,404                   4,358
  Hilton Hotels Corp.                            311,615                   4,331
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                  SHARES                   (000)
--------------------------------------------------------------------------------
  PACCAR, Inc.                                    97,465                 $ 4,326
  Reliant Energy, Inc.                           255,562                   4,319
  Eaton Corp.                                     59,106                   4,300
* International Game Technology                   75,800                   4,298
* Harrah's Entertainment, Inc.                    96,493                   4,279
  Nucor Corp.                                     65,585                   4,266
* Solectron Corp.                                692,971                   4,262
* Nabors Industries, Inc.                        121,016                   4,254
* HEALTHSOUTH Corp.                              330,902                   4,232
* Xerox Corp.                                    605,952                   4,223
* Novellus Systems, Inc.                         122,016                   4,149
  PPL Corp.                                      123,705                   4,092
  First Tennessee National Corp.                 106,510                   4,079
* Jones Apparel Group, Inc.                      108,200                   4,058
  Constellation Energy Group, Inc.               137,839                   4,044
  Huntington Bancshares Inc.                     207,921                   4,038
  Zions Bancorp                                   77,142                   4,019
* Broadcom Corp.                                 225,800                   3,961
* Qwest Communications
    International Inc.                         1,411,543                   3,952
  W.W. Grainger, Inc.                             78,757                   3,946
  Kinder Morgan, Inc.                            102,724                   3,906
  Torchmark Corp.                                102,151                   3,902
* PeopleSoft, Inc.                               261,400                   3,890
  EOG Resources, Inc.                             97,675                   3,878
  Leggett & Platt, Inc.                          164,836                   3,857
  Sherwin-Williams Co.                           128,414                   3,843
  Wendy's International, Inc.                     96,269                   3,834
  Sempra Energy                                  172,562                   3,819
  NiSource, Inc.                                 174,747                   3,815
  Whirlpool Corp.                                 57,213                   3,739
  Vulcan Materials Co.                            85,339                   3,719
  VF Corp.                                        92,685                   3,634
* Teradyne, Inc.                                 154,005                   3,619
* Jabil Circuit, Inc.                            166,300                   3,511
  CenturyTel, Inc.                               118,827                   3,505
  Applied Biosystems Group-
    Applera Corp.                                178,700                   3,483
* Inco Ltd.                                      153,394                   3,477
* Genzyme Corp.-General Division                 179,900                   3,461
  Stilwell Financial, Inc.                       187,200                   3,407
* BMC Software, Inc.                             204,368                   3,393
  Simon Property Group, Inc. REIT                 91,300                   3,363
  SAFECO Corp.                                   107,568                   3,323
  Circuit City Stores, Inc.                      176,674                   3,313
  TECO Energy, Inc.                              129,600                   3,208
* Pactiv Corp.                                   133,069                   3,154
  Placer Dome, Inc.                              277,792                   3,114
  Rockwell Automation, Inc.                      156,093                   3,098
* Toys R Us, Inc.                                177,108                   3,094
  Engelhard Corp.                                109,076                   3,089
* JDS Uniphase Corp.                           1,146,341                   3,084
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                  SHARES                   (000)
--------------------------------------------------------------------------------
  Cooper Industries, Inc. Class A                 78,358                  $3,079
  Phelps Dodge Corp.                              74,709                   3,078
  Eastman Chemical Co.                            65,018                   3,049
  Centex Corp.                                    51,471                   2,975
  Pulte Homes, Inc.                               51,191                   2,942
* NCR Corp.                                       82,853                   2,887
  Liz Claiborne, Inc.                             89,746                   2,854
* Corning, Inc.                                  799,400                   2,838
* Convergys Corp.                                145,300                   2,830
  Pinnacle West Capital Corp.                     71,271                   2,815
* Advanced Micro Devices, Inc.                   287,132                   2,791
* Sanmina-SCI Corp.                              441,100                   2,783
  SuperValu Inc.                                 112,062                   2,749
* LSI Logic Corp.                                311,116                   2,722
  Allegheny Energy, Inc.                         105,705                   2,722
  Fluor Corp.                                     67,700                   2,637
  R.R. Donnelley & Sons Co.                       95,266                   2,625
  Williams Cos., Inc.                            434,355                   2,602
  Temple-Inland Inc.                              44,510                   2,575
  The Goodyear Tire & Rubber Co.                 137,410                   2,571
  Nordstrom, Inc.                                113,311                   2,566
  C.R. Bard, Inc.                                 44,200                   2,501
* Mirant Corp.                                   338,093                   2,468
* AES Corp.                                      449,561                   2,437
* Unisys Corp.                                   270,603                   2,435
* Thermo Electron Corp.                          144,929                   2,391
  Ashland, Inc.                                   58,401                   2,365
  Goodrich Corp.                                  85,737                   2,342
  Dana Corp.                                     125,137                   2,289
  Sunoco, Inc.                                    64,230                   2,289
* Watson Pharmaceuticals, Inc.                    89,552                   2,263
  KB HOME                                         43,168                   2,224
* Humana Inc.                                    142,262                   2,224
* Calpine Corp.                                  314,900                   2,214
* AMR Corp.                                      130,629                   2,202
  Dynegy, Inc.                                   304,223                   2,190
* Tellabs, Inc.                                  346,100                   2,187
  Scientific-Atlanta, Inc.                       131,900                   2,170
  Pall Corp.                                     103,324                   2,144
  Brunswick Corp.                                 75,815                   2,123
  Bemis Co., Inc.                                 44,596                   2,118
* American Power Conversion Corp.                165,000                   2,084
  Delta Air Lines, Inc.                          103,799                   2,076
* TMP Worldwide, Inc.                             93,834                   2,017
* Citizens Communications Co.                    237,196                   1,983
  Hasbro, Inc.                                   145,731                   1,976
* Manor Care, Inc.                                84,493                   1,943
  Big Lots Inc.                                   97,566                   1,920
* Compuware Corp.                                314,235                   1,907
  Adolph Coors Co. Class B                        30,372                   1,892
  Dillard's Inc.                                  70,829                   1,862
  Winn-Dixie Stores, Inc.                        118,300                   1,844
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
VALUE INDEX FUND                                  SHARES                   (000)
--------------------------------------------------------------------------------
  NICOR Inc.                                      37,263                 $ 1,705
  Rowan Cos., Inc.                                79,026                   1,695
  United States Steel Corp.                       85,134                   1,693
  Boise Cascade Corp.                             48,959                   1,691
  Symbol Technologies, Inc.                      192,800                   1,639
  Navistar International Corp.                    50,908                   1,629
* Allied Waste Industries, Inc.                  165,900                   1,611
  Visteon Corp.                                  110,000                   1,562
  Bausch & Lomb, Inc.                             45,397                   1,537
* ADC Telecommunications, Inc.                   667,191                   1,528
* Avaya Inc.                                     304,100                   1,505
* Reebok International Ltd.                       50,076                   1,477
  Snap-On Inc.                                    49,000                   1,469
* CIENA Corp.                                    349,769                   1,466
* Comverse Technology, Inc.                      157,100                   1,455
* Tektronix, Inc.                                 76,721                   1,435
  Providian Financial Corp.                      242,600                   1,426
  Ryder System, Inc.                              52,018                   1,409
* Rational Software Corp.                        163,550                   1,343
  Worthington Industries, Inc.                    71,736                   1,298
  Autodesk, Inc.                                  96,284                   1,276
  Crane Co.                                       50,158                   1,272
  Cooper Tire & Rubber Co.                        61,422                   1,262
* Quintiles Transnational Corp.                   99,649                   1,245
  CMS Energy Corp.                               113,310                   1,244
* Gateway, Inc.                                  271,966                   1,208
* Applied Micro Circuits Corp.                   252,100                   1,192
* Andrew Corp.                                    82,583                   1,183
  PerkinElmer, Inc.                              105,500                   1,166
  Cummins Inc.                                    34,813                   1,152
  Great Lakes Chemical Corp.                      42,083                   1,117
  Peoples Energy Corp.                            29,733                   1,088
  Allegheny Technologies Inc.                     67,631                   1,072
* Novell, Inc.                                   305,079                     979
  Louisiana-Pacific Corp.                         88,003                     931
* Citrix Systems, Inc.                           153,800                     929
  American Greetings Corp. Class A                54,861                     914
* Thomas & Betts Corp.                            49,048                     912
* Palm, Inc.                                     486,800                     857
* Parametric Technology Corp.                    220,400                     789
* Conseco Inc.                                   292,696                     585
* Vitesse Semiconductor Corp.                    169,916                     537
* McDermott International, Inc.                   53,396                     433
* Power-One, Inc.                                 67,000                     417
================================================================================
TOTAL COMMON STOCKS
  (Cost $4,297,015)                                                    3,850,143
================================================================================

                                                    FACE                  MARKET
                                                  AMOUNT                  VALUE*
                                                   (000)                   (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.1%)(1)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.
(2) 1.83%, 7/31/2002                               $ 500                     499
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.97%, 7/1/2002                                    285                     285
  1.97%, 7/1/2002--Note F                          3,831                   3,831
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $4,615)                                                           4,615
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.9%)
   (Cost $4,301,630)                                                   3,854,758
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     19,767
Liabilities--Note F                                                     (14,430)
                                                                  --------------
                                                                          5,337
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $3,860,095
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 0.1%, respectively, of net assets. See Note E in Notes to Financial Statements.
(2)Security segregated as initial margin for open futures contracts.
ADR--American Depositary Receipt.
REIT--Real Estate Investment Trust.

================================================================================
                                                                          AMOUNT
VALUE INDEX FUND                                                           (000)
--------------------------------------------------------------------------------
AT JUNE 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                      $4,635,993
Overdistributed Net Investment Income                                    (1,977)
Accumulated Net Realized Losses                                        (327,017)
Unrealized Depreciation--Note E
  Investment Securities                                                (446,872)
  Futures Contracts                                                         (32)
--------------------------------------------------------------------------------
NET ASSETS                                                           $3,860,095
================================================================================
Investor Shares--Net Assets
Applicable to 158,728,319 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                          $2,692,894
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                        $16.97
================================================================================
Admiral Shares--Net Assets
Applicable to 31,630,990 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                            $536,663
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                                         $16.97
================================================================================
Institutional Shares--Net Assets
Applicable to 37,161,535 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                            $630,538
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                                   $16.97
================================================================================

STATEMENT OF OPERATIONS
This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

--------------------------------------------------------------------------------
                                                     GROWTH                VALUE
                                                      INDEX                INDEX
                                                       FUND                 FUND
                                                --------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2002
                                                --------------------------------
                                                      (000)                (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends                                       $ 51,264             $ 38,198
  Interest                                              45                   25
  Security Lending                                      24                   38
--------------------------------------------------------------------------------
    Total Income                                    51,333               38,261
--------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B
  Investment Advisory Services                          84                   48
  Management and Administrative
    Investor Shares                                  7,500                2,752
    Admiral Shares                                     621                  395
    Institutional Shares                               300                  258
  Marketing and Distribution
    Investor Shares                                    743                  292
    Admiral Shares                                      61                   47
    Institutional Shares                                96                   91
  Custodian Fees                                        81                   68
  Auditing Fees                                          6                    6
  Shareholders' Reports
    Investor Shares                                    339                   81
    Admiral Shares                                       2                    1
    Institutional Shares                                --                   --
  Trustees' Fees and Expenses                            6                    2
--------------------------------------------------------------------------------
    Total Expenses                                   9,839                4,041
    Expenses Paid Indirectly
     --Note C                                           --                   --
--------------------------------------------------------------------------------
    Net Expenses                                     9,839                4,041
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                               41,494               34,220
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                      (459,241)            (138,715)
  Futures Contracts                                   (365)                (228)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                          (459,606)            (138,943)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION)
  Investment Securities                         (1,315,483)            (311,769)
  Futures Contracts                                   (216)                 (60)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION)                              (1,315,699)            (311,829)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS             $(1,733,811)           $(416,552)
================================================================================

================================================================================
                                                   TOTAL STOCK MARKET INDEX FUND
                                                 -------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2002
                                                 -------------------------------
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends                                                           $ 168,323
  Interest                                                                1,164
  Security Lending                                                        1,283
--------------------------------------------------------------------------------
Total Income                                                            170,770
--------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B
  Investment Advisory Services                                               84
  Management and Administrative
    Investor Shares                                                      13,695
    Admiral Shares                                                        2,707
    Institutional Shares                                                  1,193
    VIPER Shares                                                            961
  Marketing and Distribution
    Investor Shares                                                       1,548
    Admiral Shares                                                          263
    Institutional Shares                                                    455
    VIPER Shares                                                            136
  Custodian Fees                                                            285
  Auditing Fees                                                              12
  Shareholders' Reports
    Investor Shares                                                         360
    Admiral Shares                                                            5
    Institutional Shares                                                     --
    VIPER Shares                                                              9
  Trustees' Fees and Expenses                                                14
--------------------------------------------------------------------------------
    Total Expenses                                                       21,727
    Expenses Paid Indirectly
    --Note C                                                                 (7)
--------------------------------------------------------------------------------
    Net Expenses                                                         21,720
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   149,050
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                                             96,615
  Futures Contracts                                                     (10,118)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                                 86,497
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)
  Investment Securities                                              (3,447,045)
  Futures Contracts                                                      (2,976)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                                                     (3,450,021)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS                                  $(3,214,474)
================================================================================

STATEMENT OF CHANGES IN NET ASSETS
This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

======================================================================================================
                                            GROWTH INDEX FUND                   VALUE INDEX FUND
                                         ------------------------             --------------------
                                     SIX MONTHS             YEAR            SIX MONTHS            YEAR
                                          ENDED            ENDED                 ENDED           ENDED
                                  JUNE 30, 2002    DEC. 31, 2001         JUNE 30, 2002   DEC. 31, 2001
                                          (000)            (000)                 (000)           (000)
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income                 $ 41,494         $ 72,920              $ 34,220        $ 74,086
Realized Net Gain (Loss)              (459,606)        (743,640)             (138,943)       (141,611)
Change in Unrealized Appreciation
  (Depreciation)                    (1,315,699)        (970,623)             (311,829)       (561,460)
------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations       (1,733,811)      (1,641,343)             (416,552)       (628,985)
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                    (31,485)         (61,410)              (22,114)        (50,708)
    Admiral Shares                      (3,972)          (6,538)               (4,819)         (8,276)
    Institutional Shares                (3,867)          (7,017)               (5,691)        (16,937)
  Realized Capital Gain*
    Investor Shares                         --               --                    --        (150,948)
    Admiral Shares                          --               --                    --         (18,646)
    Institutional Shares                    --               --                    --         (48,876)
------------------------------------------------------------------------------------------------------
Total Distributions                    (39,324)         (74,965)              (32,624)       (294,391)
------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note G
  Investor Shares                     (223,692)      (1,240,689)              (13,717)        188,638
  Admiral Shares                        64,566          307,758                16,774         431,125
  Institutional Shares                 (12,826)         101,670              (163,442)         (6,660)
------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from
      Capital Share Transactions      (171,952)        (831,261)             (160,385)        613,103
------------------------------------------------------------------------------------------------------
Total Increase (Decrease)           (1,945,087)      (2,547,569)             (609,561)       (310,273)
------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                10,271,798       12,819,367            4,469,656       4,779,929
------------------------------------------------------------------------------------------------------
End of Period                       $ 8,326,711      $10,271,798           $3,860,095      $4,469,656
======================================================================================================

*Value Index Fund's 2001 distributions include short-term gains totaling $52,164,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

================================================================================
                                                      TOTAL STOCK MARKET
                                                          INDEX FUND
                                             -----------------------------------
                                             SIX MONTHS                     YEAR
                                                  ENDED                    ENDED
                                          JUNE 30, 2002            DEC. 31, 2001
                                                  (000)                    (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income                        $ 149,050                $ 267,039
Realized Net Gain (Loss)                        86,497                  438,663
Change in Unrealized Appreciation
  (Depreciation)                            (3,450,021)              (3,191,743)
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations               (3,214,474)              (2,486,041)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                            (84,182)                (175,649)
    Admiral Shares                             (22,851)                 (40,172)
    Institutional Shares                       (25,364)                 (52,492)
    VIPER Shares                                (8,093)                  (5,316)
  Realized Capital Gain
    Investor Shares                                 --                       --
    Admiral Shares                                  --                       --
    Institutional Shares                            --                       --
    VIPER Shares                                    --                       --
--------------------------------------------------------------------------------
  Total Distributions                         (140,490)                (273,629)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note G
  Investor Shares                            1,289,013                  862,583
  Admiral Shares                               602,552                2,146,409
  Institutional Shares                         539,300                  474,325
  VIPER Shares                                 156,587                1,132,604
--------------------------------------------------------------------------------
    Net Increase (Decrease) from
      Capital Share Transactions             2,587,452                4,615,921
--------------------------------------------------------------------------------
  Total Increase (Decrease)                   (767,512)               1,856,251
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                       25,088,312               23,232,061
--------------------------------------------------------------------------------
End of Period                              $24,320,800              $25,088,312
================================================================================

FINANCIAL HIGHLIGHTS
This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

GROWTH INDEX FUND INVESTOR SHARES
======================================================================================================================
                                                                                 YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                           SIX MONTHS ENDED         -------------------------------------------
THROUGHOUT EACH PERIOD                               JUNE 30, 2002       2001       2000      1999      1998      1997
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $26.42     $30.57     $39.43    $31.67    $22.53    $16.90
----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                       .11       .181       .126      .207      .230       .23
  Net Realized and Unrealized Gain (Loss)
    on Investments                                          (4.60)    (4.144)    (8.861)    8.821     9.244      5.88
----------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                        (4.49)    (3.963)    (8.735)    9.028     9.474      6.11
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                       (.10)     (.187)     (.125)    (.228)    (.219)     (.23)
  Distributions from Realized Capital Gains                    --         --         --    (1.040)    (.115)     (.25)
----------------------------------------------------------------------------------------------------------------------
  Total Distributions                                        (.10)     (.187)     (.125)   (1.268)    (.334)     (.48)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $21.83     $26.42     $30.57    $39.43    $31.67    $22.53
======================================================================================================================
TOTAL RETURN*                                              -17.03%    -12.93%    -22.21%    28.76%    42.21%    36.34%
======================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                     $6,777     $8,445    $11,162    $15,232   $6,644    $2,365
  Ratio of Total Expenses to
    Average Net Assets                                     0.22%**      0.22%      0.22%     0.22%     0.22%     0.20%
  Ratio of Net Investment Income to
    Average Net Assets                                     0.84%**      0.67%      0.33%     0.64%     0.92%     1.19%
Portfolio Turnover Rate                                      19%**        31%        33%       33%       29%       26%
======================================================================================================================

*Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.

GROWTH INDEX FUND ADMIRAL SHARES
==================================================================================================
                                                         SIX MONTHS         YEAR
                                                              ENDED        ENDED       NOV. 13* TO
                                                           JUNE 30,     DEC. 31,          DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 2002         2001              2000
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $26.42       $30.57            $33.12
--------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                       .115         .194              .024
  Net Realized and Unrealized Gain (Loss) on Investments    (4.598)      (4.144)           (2.536)
--------------------------------------------------------------------------------------------------
    Total from Investment Operations                        (4.483)      (3.950)           (2.512)
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                       (.107)       (.200)            (.038)
  Distributions from Realized Capital Gains                     --           --                --
--------------------------------------------------------------------------------------------------
    Total Distributions                                      (.107)       (.200)            (.038)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $21.83       $26.42            $30.57
==================================================================================================
TOTAL RETURN                                                -17.00%      -12.88%            -7.59%
==================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                        $796         $906              $709
  Ratio of Total Expenses to Average Net Assets             0.15%**        0.17%           0.17%**
  Ratio of Net Investment Income to Average Net Assets      0.91%**        0.74%           0.56%**
  Portfolio Turnover Rate                                     19%**          31%               33%
==================================================================================================

*Inception.
**Annualized.

GROWTH INDEX FUND INSTITUTIONAL SHARES
======================================================================================================================
                                                                          YEAR ENDED DECEMBER 31,
                                               SIX MONTHS ENDED ------------------------------------------  MAY 14* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD    JUNE 30, 2002       2001          2000       1999       DEC.31, 1998
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $26.42     $30.57        $39.44     $31.67             $26.49
----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .121       .213          .156       .249               .167
  Net Realized and Unrealized Gain (Loss)
    on Investments                                      (4.598)    (4.144)       (8.861)     8.821              5.315
----------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                    (4.477)    (3.931)       (8.705)     9.070              5.482
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                   (.113)     (.219)        (.165)     (.260)             (.187)
  Distributions from Realized Capital Gains                 --         --            --     (1.040)             (.115)
----------------------------------------------------------------------------------------------------------------------
Total Distributions                                      (.113)     (.219)        (.165)    (1.300)             (.302)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $21.83     $26.42        $30.57     $39.44             $31.67
======================================================================================================================
TOTAL RETURN                                            -16.98%    -12.82%       -22.14%     28.91%             20.79%
======================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                    $753       $921          $948       $452               $224
  Ratio of Total Expenses to Average Net Assets         0.10%**      0.10%         0.12%      0.12%            0.12%**
  Ratio of Net Investment Income to Average Net Assets  0.97%**      0.80%         0.44%      0.74%            0.97%**
  Portfolio Turnover Rate                                 19%**        31%           33%        33%                29%
======================================================================================================================

*Inception.
**Annualized.

VALUE INDEX FUND INVESTOR SHARES
======================================================================================================================
                                                                                   YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                           SIX MONTHS ENDED          ----------------------------------
THROUGHOUT EACH PERIOD                               JUNE 30, 2002       2001       2000      1999      1998      1997
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $18.90     $22.87     $22.89    $22.51    $20.85    $17.02
----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                       .15       .309       .355      .355      .366       .38
  Net Realized and Unrealized Gain (Loss)
    on Investments                                          (1.94)    (2.986)      .963     2.342     2.647      4.57
----------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                        (1.79)    (2.677)     1.318     2.697     3.013      4.95
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                       (.14)     (.316)     (.358)    (.362)    (.363)     (.37)
  Distributions from Realized Capital
    Gains                                                      --      (.977)     (.980)   (1.955)    (.990)     (.75)
----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                      (.14)    (1.293)    (1.338)   (2.317)   (1.353)    (1.12)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $16.97     $18.90     $22.87    $22.89    $22.51    $20.85
======================================================================================================================
TOTAL RETURN*                                               -9.51%    -11.88%      6.08%    12.57%    14.64%    29.77%
======================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                     $2,693     $3,018     $3,450    $3,378    $2,421    $1,796
  Ratio of Total Expenses to
    Average Net Assets                                     0.22%**      0.22%      0.22%     0.22%     0.22%     0.20%
  Ratio of Net Investment Income to
    Average Net Assets                                     1.58%**      1.51%      1.60%     1.59%     1.72%     2.05%
  Portfolio Turnover Rate                                    25%**        38%        37%       41%       33%       25%
======================================================================================================================

*Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.

VALUE INDEX FUND ADMIRAL SHARES
==================================================================================================
                                                        SIX MONTHS          YEAR
                                                             ENDED         ENDED       NOV. 13* TO
                                                          JUNE 30,      DEC. 31,          DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2002          2001              2000
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $18.90        $22.87            $22.86
--------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .155          .318              .045
  Net Realized and Unrealized Gain (Loss)
    on Investments                                         (1.939)       (2.986)             .635
--------------------------------------------------------------------------------------------------
    Total from Investment Operations                       (1.784)       (2.668)             .680
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.146)        (.325)            (.100)
  Distributions from Realized Capital Gains                    --         (.977)            (.570)
--------------------------------------------------------------------------------------------------
    Total Distributions                                     (.146)       (1.302)            (.670)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $16.97        $18.90            $22.87
==================================================================================================
TOTAL RETURN                                                -9.48%       -11.83%             3.13%
==================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                       $537          $587              $248
  Ratio of Total Expenses to Average Net Assets            0.15%**         0.17%           0.17%**
  Ratio of Net Investment Income to Average Net Assets     1.66%**         1.57%           0.19%**
  Portfolio Turnover Rate                                    25%**           38%               37%
==================================================================================================

*Inception.
**Annualized.

VALUE INDEX FUND INSTITUTIONAL SHARES
======================================================================================================================
                                                                           YEAR ENDED DECEMBER 31,
                                                        SIX MONTHS  -------------------------------------   JULY 2* TO
                                                             ENDED                                            DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD       JUNE 30, 2002       2001         2000        1999            1998
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $18.90     $22.87       $22.89      $22.51          $23.22
----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .158       .333         .377        .377            .196
  Net Realized and Unrealized Gain (Loss)
    on Investments                                         (1.939)    (2.986)        .963       2.342           (.060)
----------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                       (1.781)    (2.653)       1.340       2.719            .136
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.149)     (.340)       (.380)      (.384)          (.236)
  Distributions from Realized Capital Gains                    --      (.977)       (.980)     (1.955)          (.610)
----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                     (.149)    (1.317)      (1.360)     (2.339)          (.846)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $16.97     $18.90       $22.87      $22.89          $22.51
======================================================================================================================
TOTAL RETURN                                                -9.46%    -11.77%        6.19%      12.67%           0.69%
======================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                       $631       $865       $1,082        $460            $186
  Ratio of Total Expenses to Average Net Assets            0.10%**      0.10%        0.12%       0.12%         0.12%**
  Ratio of Net Investment Income to Average Net Assets     1.69%**      1.63%        1.70%       1.68%         1.90%**
  Portfolio Turnover Rate                                    25%**        38%          37%         41%             33%
======================================================================================================================

*Inception.
**Annualized.

TOTAL STOCK MARKET INDEX FUND INVESTOR SHARES
======================================================================================================================
                                                                                     YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                           SIX MONTHS ENDED   -------------------------------------------------
THROUGHOUT EACH PERIOD                               JUNE 30, 2002       2001       2000      1999      1998      1997
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $25.74     $29.26     $33.22    $27.42    $22.64    $17.77
----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                       .14       .310       .331      .317      .336      .319
  Net Realized and Unrealized Gain (Loss)
    on Investments                                          (3.18)    (3.533)    (3.815)    6.133     4.898     5.143
----------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                        (3.04)    (3.223)    (3.484)    6.450     5.234     5.462
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                       (.13)     (.297)     (.336)    (.330)    (.329)    (.322)
  Distributions from Realized Capital Gains                    --         --      (.140)    (.320)    (.125)    (.270)
----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                      (.13)     (.297)     (.476)    (.650)    (.454)    (.592)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $22.57     $25.74     $29.26    $33.22    $27.42    $22.64
======================================================================================================================
TOTAL RETURN*                                              -11.85%    -10.97%    -10.57%    23.81%    23.26%    30.99%
======================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                    $15,004    $15,781    $16,856   $18,133    $9,308    $5,092
  Ratio of Total Expenses to
    Average Net Assets                                     0.20%**      0.20%      0.20%     0.20%     0.20%     0.20%
  Ratio of Net Investment Income to
    Average Net Assets                                     1.13%**      1.11%      1.04%     1.15%     1.44%     1.65%
  Portfolio Turnover Rate                                    5%**+      7%**+         7%        3%        3%        2%
======================================================================================================================

*Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.
+The portfolio turnover rates excluding in-kind redemptions were 2% and 3%, respectively.

TOTAL STOCK MARKET INDEX FUND ADMIRAL SHARES
==================================================================================================
                                                        SIX MONTHS          YEAR
                                                             ENDED         ENDED       NOV. 13* TO
                                                          JUNE 30,      DEC. 31,          DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2002          2001              2000
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $25.75        $29.26            $30.22
--------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .140          .332              .049
  Net Realized and Unrealized Gain (Loss)
    on Investments                                         (3.184)       (3.533)            (.830)
--------------------------------------------------------------------------------------------------
    Total from Investment Operations                       (3.044)       (3.201)            (.781)
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.136)        (.309)            (.099)
  Distributions from Realized Capital Gains                    --            --             (.080)
--------------------------------------------------------------------------------------------------
    Total Distributions                                     (.136)        (.309)            (.179)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $22.57        $25.75            $29.26
==================================================================================================
TOTAL RETURN                                             -11.86%++       -10.89%            -2.55%
==================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                     $3,958        $3,894            $2,104
  Ratio of Total Expenses to Average Net Assets            0.15%**         0.15%           0.15%**
  Ratio of Net Investment Income to Average Net Assets     1.19%**         1.17%           1.23%**
  Portfolio Turnover Rate                                    5%**+           7%+                7%
==================================================================================================

*Inception.
**Annualized.
+The portfolio turnover rates excluding in-kind redemptions were 2% and 3%, respectively.
++Total return was 0.01% less than the Investor Shares' total return for the six months ended June 30, 2002, as a result of rounding net asset values to the nearest cent. Over longer time periods, Admiral Shares provide higher returns than Investor Shares.

TOTAL STOCK MARKET INDEX FUND INSTITUTIONAL SHARES
======================================================================================================================
                                                                            YEAR ENDED DECEMBER 31
                                                        SIX MONTHS   ------------------------------------   JULY 7* TO
                                                             ENDED                                            DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD       JUNE 30, 2002       2001       2000      1999      1998      1997
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $25.75     $29.27     $33.22    $27.42    $22.64    $21.27
----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .148       .341       .371      .344      .359      .172
  Net Realized and Unrealized Gain (Loss)
    on Investments                                         (3.184)    (3.533)    (3.815)    6.133     4.898     1.642
----------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                       (3.036)    (3.192)    (3.444)    6.477     5.257     1.814
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.144)     (.328)     (.366)    (.357)    (.352)    (.214)
  Distributions from Realized Capital Gains                    --         --      (.140)    (.320)    (.125)    (.230)
----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                     (.144)     (.328)     (.506)    (.677)    (.477)    (.444)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $22.57     $25.75     $29.27    $33.22    $27.42    $22.64
======================================================================================================================
TOTAL RETURN                                               -11.83%    -10.85%    -10.46%    23.93%    23.37%     8.60%
======================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                     $4,187     $4,217     $4,272    $4,006    $2,445     $1,504
  Ratio of Total Expenses to
    Average Net Assets                                     0.08%**      0.08%      0.10%     0.10%     0.10%   0.10%**
  Ratio of Net Investment Income to
    Average Net Assets                                     1.25%**      1.23%      1.14%     1.26%     1.53%   1.70%**
  Portfolio Turnover Rate                                    5%**+        7%+         7%        3%        3%        2%
======================================================================================================================

*Inception.
**Annualized.
+The portfolio turnover rates excluding in-kind redemptions were 2% and 3%, respectively.

TOTAL STOCK MARKET INDEX FUND VIPER SHARES
========================================================================================
                                                  SIX MONTHS ENDED            MAY 24* TO
                                                          JUNE 30,              DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2002                  2001
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $105.80               $118.46
----------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                       .60                  .843
  Net Realized and Unrealized Gain (Loss)
    on Investments                                         (13.09)              (12.515)
----------------------------------------------------------------------------------------
  Total from Investment Operations                         (12.49)              (11.672)
----------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                       (.56)                (.988)
  Distributions from Realized Capital Gains                    --                    --
----------------------------------------------------------------------------------------
Total Distributions                                          (.56)                (.988)
----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $ 92.75               $105.80
========================================================================================
TOTAL RETURN                                               -11.84%                -9.82%
========================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                     $1,171                $1,195
  Ratio of Total Expenses to Average Net Assets            0.15%**               0.15%**
  Ratio of Net Investment Income to Average Net Assets     1.18%**               1.26%**
  Portfolio Turnover Rate                                    5%**+                   7%+
========================================================================================

*Inception.
**Annualized.
+The portfolio turnover rates excluding in-kind redemptions were 2% and 3%, respectively.

NOTES TO FINANCIAL STATEMENTS
Vanguard Growth Index, Value Index, and Total Stock Market Index Funds are registered under the Investment Company Act of 1940 as open-end investment companies, or mutual funds. The Growth Index and Value Index Funds each offer three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. The Total Stock Market Index Fund offers four classes of shares:
Investor  Shares,  Admiral  Shares,  Institutional  Shares,  and  VIPER  Shares.
Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million. VIPER Shares were first issued on May 24, 2001, and first offered to the public on May 31, 2001. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the board of trustees to represent fair value.

     2. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     3. REPURCHASE AGREEMENTS: The funds, along with other members of The Vanguard Group, transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4. FUTURES CONTRACTS: The funds use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. A fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. A fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts based upon the following indexes are used: S&P 500/Barra Growth Index (Growth Index Fund), S&P 500/Barra Value Index (Value Index Fund), S&P 500 Index (Total Stock Market Index Fund), S&P MidCap 400 Index (Total Stock Market Index Fund), and Russell 2000 Index (Total Stock Market Index Fund).

     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

     6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2002, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                   CAPITAL CONTRIBUTION        PERCENTAGE          PERCENTAGE OF
                            TO VANGUARD           OF FUND             VANGUARD'S
INDEX FUND                         (000)       NET ASSETS         CAPITALIZATION
--------------------------------------------------------------------------------
Growth                            $1,653            0.02%                  1.65%
Value                                752            0.02                   0.75
Total Stock Market                 4,660            0.02                   4.66
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. The funds' custodian banks have agreed to reduce their fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the six months ended June 30, 2002, custodian fee offset arrangements reduced expenses of the Total Stock Market Index Fund by $7,000.

D. During the six months ended June 30, 2002, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                     (000)
                                         -----------------------------
INDEX FUND                               PURCHASES              SALES
--------------------------------------------------------------------------------
Growth                                   $ 928,989         $1,102,980
Value                                      527,917            691,084
Total Stock Market                       3,174,176            589,108
--------------------------------------------------------------------------------

     During the six months ended June 30, 2002, the Total Stock Market Index Fund realized $95,552,000 of net capital gains resulting from in-kind redemptions--in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

     At December 31, 2001, the funds had the following realized losses available to offset future net capital gains:

--------------------------------------------------------------------------------
                                                      CAPITAL LOSS
                                        ----------------------------------------
                                                              EXPIRATION: FISCAL
                                       AMOUNT                     YEAR(S) ENDING
INDEX FUND                              (000)                        DECEMBER 31
--------------------------------------------------------------------------------
Growth                             $2,293,799                          2008-2010
Value                                 188,160                               2010
Total Stock Market                    196,382                          2009-2010
--------------------------------------------------------------------------------

E. At June 30, 2002, net unrealized appreciation (depreciation) of investment securities for financial reporting and federal income tax purposes was:

--------------------------------------------------------------------------------
                                             (000)
                   -------------------------------------------------------------
                                                                  NET UNREALIZED
                   APPRECIATED           DEPRECIATED                APPRECIATION
INDEX FUND          SECURITIES            SECURITIES              (DEPRECIATION)
--------------------------------------------------------------------------------
Growth              $1,125,700           $(1,014,836)                 $ 110,864
Value                  546,574              (993,446)                  (446,872)
Total Stock Market   3,070,565            (6,035,227)                (2,964,662)
--------------------------------------------------------------------------------

     At June 30, 2002, the aggregate  settlement value of open futures contracts
expiring   in   September   2002  and  the   related   unrealized   appreciation
(depreciation) were:

--------------------------------------------------------------------------------
                                                               (000)
                                                   -----------------------------
                                                    AGGREGATE         UNREALIZED
                                     NUMBER OF     SETTLEMENT       APPRECIATION
INDEX FUND/FUTURES CONTRACTS    LONG CONTRACTS          VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------
Growth/
  S&P 500/Barra Growth Index                22        $ 2,705            $ (149)
Value/
  S&P 500/Barra Value Index                 20          2,476               (32)
Total Stock Market/
  S&P 500 Index                            380         94,059            (2,050)
  S&P MidCap 400 Index                      64         15,690                32
  Russell 2000 Index                        34          7,877                52
--------------------------------------------------------------------------------

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. The market value of securities on loan to broker/dealers at June 30, 2002, and collateral received with respect to such loans were:

--------------------------------------------------------------------------------
                                                             (000)
                                               ---------------------------------
                                               MARKET VALUE                 CASH
                                                  OF LOANED           COLLATERAL
INDEX FUND                                       SECURITIES             RECEIVED
--------------------------------------------------------------------------------
Value                                               $ 2,604              $ 3,831
Total Stock Market                                  136,422              171,514
--------------------------------------------------------------------------------

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

G. Capital share transactions for each class of shares were:

---------------------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED                  YEAR ENDED
                                                    JUNE 30, 2002           DECEMBER 31, 2001
                                                --------------------      -------------------
                                                 AMOUNT       SHARES      AMOUNT       SHARES
INDEX FUND                                        (000)        (000)       (000)        (000)
---------------------------------------------------------------------------------------------
GROWTH
Investor Shares
  Issued                                      $590,275       23,307  $1,297,952       48,276
  Issued in Lieu of Cash Distributions          28,688        1,204      55,282        2,206
  Redeemed                                    (842,655)     (33,767) (2,593,923)     (95,917)
                                             ------------------------------------------------
Net Increase (Decrease)--Investor Shares      (223,692)      (9,256) (1,240,689)     (45,435)
                                             ------------------------------------------------
Admiral Shares
  Issued                                       205,664        8,034     562,503       20,711
  Issued in Lieu of Cash Distributions           3,345          141       5,442          217
  Redeemed                                    (144,443)      (5,991)   (260,187)      (9,833)
                                             ------------------------------------------------
Net Increase (Decrease)--Admiral Shares         64,566        2,184     307,758       11,095
                                             ------------------------------------------------
Institutional Shares
  Issued                                       176,944        7,094     340,080       12,678
  Issued in Lieu of Cash Distributions           3,587          150       6,817          271
  Redeemed                                    (193,357)      (7,605)   (245,227)      (9,084)
                                             ------------------------------------------------
Net Increase (Decrease)--Institutional Shares  (12,826)        (361)    101,670        3,865
---------------------------------------------------------------------------------------------

                                                 SIX MONTHS ENDED                  YEAR ENDED
                                                    JUNE 30, 2002           DECEMBER 31, 2001
                                               ---------------------      -------------------
                                                 AMOUNT       SHARES      AMOUNT       SHARES
INDEX FUND                                        (000)        (000)       (000)        (000)
---------------------------------------------------------------------------------------------
VALUE
Investor Shares
  Issued                                      $356,152       19,297    $997,719       48,090
  Issued in Lieu of Cash Distributions          20,405        1,137     185,541        9,384
  Redeemed                                    (390,274)     (21,335)   (994,622)     (48,686)
                                            -------------------------------------------------
Net Increase (Decrease)--Investor Shares       (13,717)        (901)    188,638        8,788
                                            -------------------------------------------------
Admiral Shares
  Issued                                       197,298       10,634     520,851       24,773
  Issued in Lieu of Cash Distributions           4,058          227      23,065        1,178
  Redeemed                                    (184,582)     (10,259)   (112,791)      (5,777)
                                             ------------------------------------------------
Net Increase (Decrease)--Admiral Shares         16,774          602     431,125       20,174
                                             ------------------------------------------------
Institutional Shares
  Issued                                       146,839        8,132     277,438       13,003
  Issued in Lieu of Cash Distributions           5,157          286      60,419        3,049
  Redeemed                                    (315,438)     (17,035)   (344,517)     (17,571)
                                             ------------------------------------------------
Net Increase (Decrease)--Institutional Shares (163,442)      (8,617)     (6,660)      (1,519)
---------------------------------------------------------------------------------------------
TOTAL STOCK MARKET
Investor Shares
  Issued                                    $2,292,647       92,033  $4,605,530      177,162
  Issued in Lieu of Cash Distributions          79,459        3,279     164,750        6,682
  Redeemed                                  (1,083,093)     (43,584) (3,907,697)    (146,839)
                                            -------------------------------------------------
Net Increase (Decrease)--Investor Shares     1,289,013       51,728     862,583       37,005
                                            -------------------------------------------------
Admiral Shares
  Issued                                       926,224       37,133   2,603,765       97,238
  Issued in Lieu of Cash Distributions          19,307          798      34,147        1,388
  Redeemed                                    (342,979)     (13,818)   (491,503)     (19,283)
                                            -------------------------------------------------
Net Increase (Decrease)--Admiral Shares        602,552       24,113   2,146,409       79,343
                                            -------------------------------------------------
Institutional Shares
  Issued                                       890,611       35,941   1,987,793       74,471
  Issued in Lieu of Cash Distributions          21,378          883      44,317        1,792
  Redeemed                                    (372,689)     (15,133) (1,557,785)     (58,434)
                                            -------------------------------------------------
Net Increase (Decrease)--Institutional Shares  539,300       21,691     474,325       17,829
                                            -------------------------------------------------
VIPER Shares
  Issued                                       381,677        3,629   1,132,586       11,299
  Issued in Lieu of Cash Distributions             204            2          18           --
  Redeemed                                    (225,294)      (2,300)         --           --
                                            -------------------------------------------------
Net Increase (Decrease)--VIPER Shares          156,587        1,331   1,132,604       11,299
---------------------------------------------------------------------------------------------

ADVANTAGES OF VANGUARD.COM(R)
Why wait for the mail? You can get fund reports like this one sooner--and reduce the amount of mail you receive from us. Simply choose to view your fund reports online.

     Consider the benefits of using VANGUARD.COM. On our website, you can:

* Choose to stop receiving fund reports and prospectuses via U.S. mail, and view them online instead.
* Request a courtesy e-mail to notify you when a new fund report or prospectus is available.

     When you receive fund reports and prospectuses online, you lower Vanguard's printing and postage costs--and that helps to reduce the expense ratios of your funds. You will continue to receive confirmations of purchases, redemptions, and other account activity by mail.

HOW TO NOTIFY US ABOUT YOUR MAILING PREFERENCES
You can easily tell us to stop mailing your fund reports and prospectuses. Just log on to Vanguard.com (or follow the easy steps to register for secure, online access to your accounts) and update your Web Profile. Registered users can also view their account values; download records of recent transactions; research and track the performance of individual securities and funds; buy, exchange, and sell fund shares; and much more.

     If you invest directly with us, you can also elect to receive all of your account statements online or to have us mail out only your year-end statements, which detail every transaction you make during the year. However, if you invest with us through an employer-sponsored retirement plan or a financial intermediary, some of these options may not be available to you.

     All Vanguard shareholders can choose to receive our electronic newsletters:
ECONOMIC WEEK IN REVIEW, a recap of each week's key economic reports and market activity; and WHAT'S NEW AT VANGUARD, an update on Vanguard investments, services, and online resources, delivered every month and whenever there's breaking news.

YOUR ONLINE INFORMATION IS SECURE
Vanguard.com uses some of the most secure forms of online communication available, including data encryption and Secure Sockets Layer (SSL) protocol. These technologies provide a high level of security and privacy when you access your account information, initiate online transactions, or send us messages.

THE VANGUARD(R) FAMILY OF FUNDS
STOCK FUNDS
500 Index Fund
Calvert Social Index Fund
Capital Opportunity Fund
Capital Value Fund
Convertible Securities Fund
Developed Markets Index Fund
Emerging Markets Stock Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund
Global Equity Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund
Health Care Fund
Institutional Developed Markets
  Index Fund
Institutional Index Fund
Institutional Total Stock Market
  Index Fund
International Explorer(TM) Fund
International Growth Fund
International Value Fund
Mid-Cap Growth Fund
Mid-Cap Index Fund
Morgan(TM) Growth Fund
Pacific Stock Index Fund
Precious Metals Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund
Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital
  Appreciation Fund
Tax-Managed Growth and
  Income Fund
Tax-Managed International Fund
Tax-Managed Small-Cap Fund
Total International Stock
  Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Value Fund
Utilities Income Fund
Value Index Fund
Windsor(TM) Fund
Windsor(TM) II Fund

BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
LifeStrategy(R) Conservative
  Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate
  Growth Fund
STAR(TM) Fund
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund

BOND FUNDS
GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Inflation-Protected Securities Fund
Institutional Total Bond Market
  Index Fund
Insured Long-Term
  Tax-Exempt Fund
Intermediate-Term Bond
  Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term
  Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
State Tax-Exempt Bond Funds
  (California, Florida, Massachusetts,
  New Jersey, New York, Ohio,
  Pennsylvania)
Total Bond Market Index Fund

MONEY MARKET FUNDS
Admiral(TM) Treasury Money
  Market Fund
Federal Money Market Fund
Prime Money Market Fund
State Tax-Exempt Money Market
  Funds (California, New Jersey,
  New York, Ohio, Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund

VARIABLE ANNUITY
Balanced Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High Yield Bond Portfolio
International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small Company Growth Portfolio
Total Bond Market Index Portfolio

Standard & Poor's(R), S&P MidCap 400, S&P 500(R), Standard & Poor's 500, and 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund.

For information about Vanguard funds and our variable annuity plan, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600. Read it carefully before you invest or send money.

THE PEOPLE WHO GOVERN YOUR FUND
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.
================================================================================
TRUSTEES (YEAR ELECTED)
JOHN J. BRENNAN (1987)
Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

CHARLES D. ELLIS (2001)
The Partners of '63 (pro bono ventures in education); Senior Adviser to Greenwich Associates (international business-strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

RAJIV L. GUPTA (2001)
Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Technitrol, Inc. (electronic components), and Agere Systems (communications components); Board Member of the American Chemistry Council; and Trustee of Drexel University.

JOANN HEFFERNAN HEISEN (1998)
Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the Medical Center at Princeton and Women's Research and Education Institute.

BURTON G. MALKIEL (1977)
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard Investment Series plc (Irish investment fund), Vanguard Group (Ireland) Limited (Irish investment management firm), Prudential Insurance Co. of America, BKF Capital (investment management firm), The Jeffrey Co. (holding company), and NeuVis, Inc. (software company).

ALFRED M. RANKIN, JR. (1993)
Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. LAWRENCE WILSON (1985)
Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), The Mead Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.
================================================================================
EXECUTIVE OFFICERS
R. GREGORY BARTON
Secretary; Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group.

THOMAS J. HIGGINS
Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.
================================================================================

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
MORTIMER J. BUCKLEY, Information Technology.
F. WILLIAM MCNABB, III, Institutional Investor Group.
JAMES H. GATELY, Direct Investor Services.
MICHAEL S. MILLER, Planning and Development.
KATHLEEN C. GUBANICH, Human Resources.
RALPH K. PACKARD, Finance.
IAN A. MACKINNON, Fixed Income Group.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.

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All  comparative  mutual fund data are from Lipper  Inc. or  Morningstar,  Inc., unless otherwise noted.

ABOUT OUR COVER
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FOR MORE INFORMATION
This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current
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     To receive a free copy of the  prospectus  or the  Statement of  Additional
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                                                (C)2002 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                              Vanguard Marketing
                                                       Corporation, Distributor.

                                                                     Q852 082002
--------------------------------------------------------------------------------
VANGUARD(R)U.S. STOCK INDEX FUNDS
TOTAL STOCK MARKET INDEX FUND

STATEMENT OF NET ASSETS * JUNE 30, 2002 (UNAUDITED)
The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

     This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

================================================================================
                                                                          Market
TOTAL STOCK MARKET                                                        Value*
INDEX FUND                                       Shares                    (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.4%)(1)
--------------------------------------------------------------------------------
* Microsoft Corp.                            11,570,725              $   632,919
  General Electric Co.                       21,228,152                  616,678
  ExxonMobil Corp.                           14,487,280                  592,819
  Wal-Mart Stores, Inc.                       9,501,572                  522,681
  Pfizer, Inc.                               13,339,124                  466,869
  Citigroup, Inc.                            10,993,354                  425,992
  American International
    Group, Inc.                               5,581,595                  380,832
  Johnson & Johnson                           6,431,975                  336,135
  The Coca-Cola Co.                           5,305,591                  297,113
  International Business
    Machines Corp.                            3,656,789                  263,289
  Intel Corp.                                14,287,259                  261,028
  Procter & Gamble Co.                        2,775,910                  247,889
  Merck & Co., Inc.                           4,841,983                  245,198
  Verizon Communications                      5,816,113                  233,517
  Bank of America Corp.                       3,287,963                  231,341
* Cisco Systems, Inc.                        15,647,847                  218,287
  SBC Communications Inc.                     7,135,112                  217,621
* Berkshire Hathaway Inc.
    Class A                                       3,051                  203,807
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  ChevronTexaco Corp.                         2,280,442              $   201,819
  Philip Morris Cos., Inc.                    4,570,223                  199,627
  Home Depot, Inc.                            5,030,473                  184,769
  Wells Fargo & Co.                           3,654,227                  182,931
  PepsiCo, Inc.                               3,776,928                  182,048
* Viacom Inc. Class B                         3,765,555                  167,078
  Fannie Mae                                  2,130,229                  157,104
* Dell Computer Corp.                         5,553,873                  145,178
  Wyeth                                       2,833,256                  145,063
  J.P. Morgan Chase & Co.                     4,253,181                  144,268
* AOL Time Warner Inc.                        9,511,580                  139,915
  Eli Lilly & Co.                             2,401,422                  135,440
  BellSouth Corp.                             4,003,462                  126,109
  Abbott Laboratories                         3,333,654                  125,512
  Wachovia Corp.                              2,922,537                  111,582
  Medtronic, Inc.                             2,593,415                  111,128
* Oracle Corp.                               11,732,997                  111,111
  Bristol-Myers Squibb Co.                    4,140,664                  106,415
  Pharmacia Corp.                             2,762,376                  103,451
  American Express Co.                        2,841,121                  103,190
  3M Co.                                        834,579                  102,653
  Morgan Stanley                              2,353,366                  101,383
  Hewlett-Packard Co.                         6,448,874                   98,539
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
  Bank One Corp.                              2,507,132                 $ 96,474
  U.S. Bancorp                                4,083,709                   95,355
  E.I. du Pont de Nemours & Co.               2,121,447                   94,192
  Anheuser-Busch Cos., Inc.                   1,874,189                   93,709
* Amgen, Inc.                                 2,232,412                   93,493
  Freddie Mac                                 1,484,671                   90,862
  Texas Instruments, Inc.                     3,705,007                   87,809
  AT&T Corp.                                  8,136,802                   87,064
  Walgreen Co.                                2,186,233                   84,454
  Fifth Third Bancorp                         1,257,946                   83,842
  The Walt Disney Co.                         4,358,749                   82,380
  The Boeing Co.                              1,791,998                   80,640
  McDonald's Corp.                            2,736,150                   77,843
  Washington Mutual, Inc.                     2,081,076                   77,229
  Schering-Plough Corp.                       3,130,862                   77,019
  Gillette Co.                                2,257,185                   76,451
  Lowe's Cos., Inc.                           1,659,286                   75,332
  Merrill Lynch & Co., Inc.                   1,842,820                   74,634
  Target Corp.                                1,937,116                   73,804
  FleetBoston Financial Corp.                 2,236,649                   72,356
  Motorola, Inc.                              4,850,811                   69,949
  Kimberly-Clark Corp.                        1,111,162                   68,892
  United Technologies Corp.                   1,010,106                   68,586
  Lockheed Martin Corp.                         962,268                   66,878
  Dow Chemical Co.                            1,938,875                   66,659
* Applied Materials, Inc.                     3,501,449                   66,598
  General Motors Corp.                        1,201,495                   64,220
  Ford Motor Co.                              3,871,006                   61,936
  Honeywell International Inc.                1,746,523                   61,530
  UnitedHealth Group Inc.                       663,729                   60,764
  First Data Corp.                            1,633,310                   60,759
  MBNA Corp.                                  1,819,539                   60,172
  Alcoa Inc.                                  1,808,479                   59,951
  Cardinal Health, Inc.                         964,784                   59,247
  Colgate-Palmolive Co.                       1,174,477                   58,783
  Automatic Data Processing, Inc.             1,324,536                   57,684
  Schlumberger Ltd.                           1,232,308                   57,302
  Baxter International, Inc.                  1,284,041                   57,063
  Marsh & McLennan Cos., Inc.                   584,949                   56,506
  Allstate Corp.                              1,517,734                   56,126
  Duke Energy Corp.                           1,772,544                   55,126
  The Bank of New York Co., Inc.              1,567,703                   52,910
  HCA Inc.                                    1,097,965                   52,153
  United Parcel Service, Inc.                   833,406                   51,463
* Liberty Media Corp.                         5,088,555                   50,886
* Kohl's Corp.                                  717,802                   50,304
* Tenet Healthcare Corp.                        696,085                   49,805
  Household International, Inc.                 974,972                   48,456
  Phillips Petroleum Co.                        817,758                   48,150
  Emerson Electric Co.                          899,287                   48,121
* Comcast Corp.-Special Class A               2,007,239                   47,853
  General Dynamics Corp.                        430,850                   45,821
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* QUALCOMM Inc.                               1,644,476                $  45,207
  International Paper Co.                     1,031,167                   44,938
  Illinois Tool Works, Inc.                     654,009                   44,669
  Metropolitan Life Insurance Co.             1,527,392                   43,989
  National City Corp.                         1,300,659                   43,247
  Gannett Co., Inc.                             569,418                   43,219
* Clear Channel
    Communications, Inc.                      1,308,280                   41,891
* Prudential Financial, Inc.                  1,248,540                   41,651
  SunTrust Banks, Inc.                          614,408                   41,608
  Southern Co.                                1,504,652                   41,227
  Dominion Resources, Inc.                      590,676                   38,973
  Sysco Corp.                                 1,416,924                   38,569
  Electronic Data Systems Corp.               1,028,580                   38,212
  BB&T Corp.                                    989,250                   38,185
* Costco Wholesale Corp.                        970,483                   37,480
  Sears, Roebuck & Co.                          686,664                   37,286
  Conoco Inc.                                 1,338,515                   37,211
* eBay Inc.                                     598,708                   36,892
  Exelon Corp.                                  687,815                   35,973
  Caterpillar, Inc.                             734,595                   35,958
* EMC Corp.                                   4,749,380                   35,858
  AFLAC Inc.                                  1,111,463                   35,567
* Cendant Corp.                               2,228,457                   35,388
* Sun Microsystems, Inc.                      6,934,138                   34,740
  Carnival Corp.                              1,252,745                   34,689
  Raytheon Co.                                  850,561                   34,660
  Sara Lee Corp.                              1,675,776                   34,588
  Waste Management, Inc.                      1,324,787                   34,511
  General Mills, Inc.                           782,451                   34,490
  FedEx Corp.                                   637,373                   34,036
  Union Pacific Corp.                           537,844                   34,035
* The Kroger Co.                              1,703,473                   33,899
* AT&T Wireless Services Inc.                 5,779,576                   33,811
* Cox Communications, Inc.
    Class A                                   1,224,120                   33,725
  Harley-Davidson, Inc.                         646,537                   33,148
* Concord EFS, Inc.                           1,091,455                   32,896
  Charles Schwab Corp.                        2,929,330                   32,808
  Lehman Brothers Holdings, Inc.                521,310                   32,592
  SLM Corp.                                     333,655                   32,331
  ConAgra Foods, Inc.                         1,147,479                   31,728
  PNC Financial Services Group                  606,859                   31,727
  The Hartford Financial
    Services Group Inc.                         528,526                   31,431
  Kellogg Co.                                   873,875                   31,337
  ALLTEL Corp.                                  663,797                   31,198
  The Goldman Sachs Group, Inc.                 424,612                   31,145
  State Street Corp.                            694,736                   31,055
  NIKE, Inc. Class B                            573,394                   30,763
  H.J. Heinz Co.                                748,420                   30,760
* Safeway, Inc.                               1,032,255                   30,132
--------------------------------------------------------------------------------
2

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Northrop Grumman Corp.                        240,922                $  30,115
  Weyerhaeuser Co.                              468,612                   29,921
  CIGNA Corp.                                   303,851                   29,601
  Mellon Financial Corp.                        941,568                   29,593
  TXU Corp.                                     569,582                   29,277
  American Electric Power Co., Inc.             724,005                   28,975
  Capital One Financial Corp.                   469,680                   28,674
  Masco Corp.                                 1,033,834                   28,027
  Tribune Co.                                   642,558                   27,951
  Progressive Corp. of Ohio                     469,808                   27,178
* Forest Laboratories, Inc.                     381,484                   27,009
  Equity Office Properties
    Trust REIT                                  890,301                   26,798
  Southwest Airlines Co.                      1,650,334                   26,669
  Wm. Wrigley Jr. Co.                           481,384                   26,645
* Maxim Integrated Products, Inc.               694,172                   26,608
  Albertson's, Inc.                             868,686                   26,460
  Avon Products, Inc.                           505,041                   26,383
* Immunex Corp.                               1,180,503                   26,372
  The Gap, Inc.                               1,851,243                   26,288
  Anadarko Petroleum Corp.                      530,405                   26,149
* Micron Technology, Inc.                     1,284,937                   25,981
  The Chubb Corp.                               366,205                   25,927
  CVS Corp.                                     837,186                   25,618
* Boston Scientific Corp.                       866,904                   25,418
  El Paso Corp.                               1,219,881                   25,142
  Paychex, Inc.                                 802,080                   25,097
* Best Buy Co., Inc.                            684,806                   24,858
  KeyCorp                                       910,084                   24,845
  The McGraw-Hill Cos., Inc.                    414,242                   24,730
  Progress Energy, Inc.                         472,617                   24,581
  Burlington Northern
    Santa Fe Corp.                              818,856                   24,566
  Air Products & Chemicals, Inc.                485,354                   24,496
  Kraft Foods Inc.                              598,006                   24,488
  Deere & Co.                                   507,795                   24,323
  Campbell Soup Co.                             876,234                   24,237
* WellPoint Health Networks Inc.
    Class A                                     309,735                   24,100
  Occidental Petroleum Corp.                    800,393                   24,004
  Baker Hughes, Inc.                            720,112                   23,973
  Franklin Resources Corp.                      559,167                   23,843
* The Principal Financial
    Group, Inc.                                 768,162                   23,813
  Limited Brands, Inc.                        1,108,396                   23,609
* Bed Bath & Beyond, Inc.                       623,976                   23,549
* Agilent Technologies, Inc.                    991,819                   23,457
  Comerica, Inc.                                379,009                   23,271
* Analog Devices, Inc.                          779,732                   23,158
  Golden West Financial Corp.                   332,365                   22,860
  TJX Cos., Inc.                              1,161,518                   22,777
  FPL Group, Inc.                               376,052                   22,559
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Stryker Corp.                                 421,522                $  22,556
* Intuit, Inc.                                  453,269                   22,537
  John Hancock Financial
    Services, Inc.                              636,119                   22,391
  PPG Industries, Inc.                          360,543                   22,318
  Newmont Mining Corp.
    (Holding Company)                           836,735                   22,031
  Loews Corp.                                   404,663                   21,443
  Danaher Corp.                                 322,606                   21,405
  Linear Technology Corp.                       678,932                   21,339
  Transocean Inc.                               681,839                   21,239
  FirstEnergy Corp.                             636,074                   21,232
  Coca-Cola Enterprises, Inc.                   954,042                   21,065
  Northern Trust Corp.                          473,722                   20,872
* Starbucks Corp.                               825,472                   20,513
  The Clorox Co.                                495,929                   20,507
  Pitney Bowes, Inc.                            515,748                   20,486
  May Department Stores Co.                     618,571                   20,370
  Entergy Corp.                                 479,042                   20,331
  Interpublic Group of Cos., Inc.               815,618                   20,195
  Sprint Corp.                                1,902,949                   20,190
  McKesson Corp.                                614,006                   20,078
  Newell Rubbermaid, Inc.                       570,098                   19,988
  Praxair, Inc.                                 348,914                   19,878
* Guidant Corp.                                 653,784                   19,764
  Marriott International, Inc.
    Class A                                     518,485                   19,728
* Staples, Inc.                               1,000,101                   19,702
  Computer Associates
    International, Inc.                       1,236,354                   19,646
  Mattel, Inc.                                  931,798                   19,577
* General Motors Corp. Class H                1,875,047                   19,500
* Electronic Arts Inc.                          294,974                   19,483
  Norfolk Southern Corp.                        828,893                   19,380
  SouthTrust Corp.                              740,547                   19,343
  Unocal Corp.                                  522,230                   19,291
  Rohm & Haas Co.                               471,920                   19,108
  Public Service Enterprise
    Group, Inc.                                 440,500                   19,074
  Becton, Dickinson & Co.                       552,213                   19,024
  Consolidated Edison Inc.                      454,201                   18,963
* Yahoo! Inc.                                 1,279,257                   18,882
  The Pepsi Bottling Group, Inc.                608,097                   18,729
  Allergan, Inc.                                278,840                   18,613
* Yum! Brands, Inc.                             633,188                   18,521
  Hershey Foods Corp.                           291,441                   18,320
  Omnicom Group Inc.                            399,817                   18,312
  Eastman Kodak Co.                             623,137                   18,177
  H & R Block, Inc.                             391,908                   18,087
  Cintas Corp.                                  363,255                   17,945
  Marathon Oil Corp.                            661,509                   17,940
  Fortune Brands, Inc.                          320,618                   17,935
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
  MBIA, Inc.                                    315,964               $   17,861
  Archer-Daniels-Midland Co.                  1,395,162                   17,844
* Quest Diagnostics, Inc.                       207,148                   17,825
* KLA-Tencor Corp.                              404,020                   17,773
* USA Interactive                               754,499                   17,693
  Apache Corp.                                  306,306                   17,606
* Computer Sciences Corp.                       365,019                   17,448
* AutoZone Inc.                                 225,292                   17,415
  AmSouth Bancorp                               776,839                   17,386
  Synovus Financial Corp.                       630,683                   17,356
* Veritas Software Corp.                        875,076                   17,318
  St. Paul Cos., Inc.                           444,824                   17,313
  Regions Financial Corp.                       489,882                   17,219
  Aon Corp.                                     581,023                   17,129
* Federated Department
    Stores, Inc.                                429,142                   17,037
  AmerisourceBergen Corp.                       224,040                   17,027
  M & T Bank Corp.                              198,149                   16,993
  Lincoln National Corp.                        404,011                   16,968
  Equity Residential REIT                       586,526                   16,863
  New York Times Co. Class A                    323,311                   16,651
  Moody's Corp.                                 332,760                   16,555
  Charter One Financial, Inc.                   480,103                   16,506
  Ingersoll-Rand Co.                            361,038                   16,485
  Devon Energy Corp.                            333,882                   16,454
  Burlington Resources, Inc.                    429,814                   16,333
  Cincinnati Financial Corp.                    346,569                   16,126
* Xilinx, Inc.                                  717,342                   16,090
  CSX Corp.                                     455,619                   15,969
* SunGard Data Systems, Inc.                    602,482                   15,954
  DTE Energy Co.                                356,617                   15,919
  Delphi Corp.                                1,198,418                   15,819
* Genentech, Inc.                               471,669                   15,801
  UnionBanCal Corp.                             335,443                   15,716
  Amerada Hess Corp.                            190,053                   15,679
  Biomet, Inc.                                  575,531                   15,608
  MGIC Investment Corp.                         228,736                   15,508
  TRW, Inc.                                     272,249                   15,464
  Johnson Controls, Inc.                        189,275                   15,447
* Univision Communications Inc.                 489,752                   15,378
  Ambac Financial Group, Inc.                   226,426                   15,261
  Dover Corp.                                   433,663                   15,178
  Jefferson-Pilot Corp.                         321,289                   15,171
* Lexmark International, Inc.                   277,495                   15,096
* Fiserv, Inc.                                  408,890                   15,010
  Aetna Inc.                                    311,536                   14,944
* PG&E Corp.                                    832,417                   14,892
* Anthem, Inc.                                  220,668                   14,891
  Halliburton Co.                               930,559                   14,833
* Zimmer Holdings, Inc.                         415,229                   14,807
  Avery Dennison Corp.                          234,851                   14,737
  Adobe Systems, Inc.                           513,448                   14,633
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Apollo Group, Inc. Class A                    369,638              $    14,567
* Siebel Systems, Inc.                        1,013,787                   14,416
* Chiron Corp.                                  405,995                   14,332
  MeadWestvaco Corp.                            426,874                   14,326
  Xcel Energy, Inc.                             844,070                   14,155
* MedImmune Inc.                                535,932                   14,149
  Textron, Inc.                                 300,235                   14,081
  Union Planters Corp.                          434,802                   14,075
* Fox Entertainment Group, Inc.
    Class A                                     646,550                   14,062
  Marshall & Ilsley Corp.                       453,854                   14,038
  Starwood Hotels & Resorts
    Worldwide, Inc.                             426,685                   14,034
  North Fork Bancorp, Inc.                      350,008                   13,934
* Laboratory Corp. of
    America Holdings                            304,762                   13,912
* St. Jude Medical, Inc.                        188,152                   13,912
  Molex, Inc.                                   414,627                   13,902
  Simon Property Group, Inc. REIT               376,011                   13,852
  GlobalSantaFe Corp.                           502,123                   13,733
* Gilead Sciences, Inc.                         417,222                   13,718
  ITT Industries, Inc.                          193,859                   13,686
  Dollar General Corp.                          712,142                   13,552
* Apple Computer, Inc.                          761,549                   13,495
* Affiliated Computer Services, Inc.
    Class A                                     281,492                   13,365
  UnumProvident Corp.                           519,939                   13,232
* Biogen, Inc.                                  317,776                   13,165
* Amazon.com, Inc.                              803,768                   13,061
  Family Dollar Stores, Inc.                    370,316                   13,054
  E.W. Scripps Co. Class A                      169,075                   13,019
  Bear Stearns Co., Inc.                        213,001                   13,004
  Genuine Parts Co.                             372,697                   12,996
  Cinergy Corp.                                 357,043                   12,850
  Ecolab, Inc.                                  275,662                   12,744
  Countrywide Credit
    Industries, Inc.                            263,937                   12,735
  Ameren Corp.                                  295,714                   12,719
* CNA Financial Corp.                           477,947                   12,666
  J.C. Penney Co., Inc.
    (Holding Company)                           571,041                   12,574
  UST, Inc.                                     361,209                   12,281
* Lucent Technologies, Inc.                   7,333,365                   12,173
  Georgia Pacific Group                         492,754                   12,112
* Berkshire Hathaway Inc.
    Class B                                       5,410                   12,081
  Plum Creek Timber Co. Inc.
    REIT                                        394,650                   12,076
  Parker Hannifin Corp.                         251,322                   12,011
* Edison International                          696,588                   11,842
* King Pharmaceuticals, Inc.                    530,041                   11,793
* DST Systems, Inc.                             256,898                   11,743
--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Tyson Foods, Inc.                             755,763               $   11,722
* Microchip Technology, Inc.                    426,911                   11,710
* American Standard Cos., Inc.                  155,021                   11,642
  National Commerce
    Financial Corp.                             440,738                   11,591
* MGM Mirage, Inc.                              342,038                   11,544
* IDEC Pharmaceuticals Corp.                    325,454                   11,537
  RadioShack Corp.                              382,383                   11,494
  Kerr-McGee Corp.                              214,601                   11,492
* BJ Services Co.                               335,355                   11,362
  KeySpan Corp.                                 300,436                   11,311
  Knight Ridder                                 179,143                   11,277
  IMS Health, Inc.                              623,845                   11,198
* Altera Corp.                                  823,164                   11,195
* National Semiconductor Corp.                  383,273                   11,180
  Washington Post Co. Class B                    20,467                   11,155
* Noble Corp.                                   287,249                   11,088
* Office Depot, Inc.                            659,768                   11,084
  PACCAR, Inc.                                  249,567                   11,078
* Sabre Holdings Corp.                          308,679                   11,051
* Weatherford International Ltd.                255,570                   11,041
* L-3 Communications
    Holdings, Inc.                              204,126                   11,023
  ProLogis REIT                                 423,856                   11,020
  Hilton Hotels Corp.                           792,226                   11,012
  Tiffany & Co.                                 311,979                   10,982
  Reliant Energy, Inc.                          648,398                   10,958
* International Game Technology                 192,801                   10,932
  Eaton Corp.                                   149,985                   10,911
* Harrah's Entertainment, Inc.                  245,153                   10,873
  Nucor Corp.                                   167,064                   10,866
* Nabors Industries, Inc.                       308,064                   10,828
* Solectron Corp.                             1,758,695                   10,816
* HEALTHSOUTH Corp.                             841,680                   10,765
  Rockwell Collins, Inc.                        392,389                   10,759
* Xerox Corp.                                 1,538,983                   10,727
  R.J. Reynolds Tobacco
    Holdings, Inc.                              198,861                   10,689
* Novellus Systems, Inc.                        311,186                   10,580
  Golden State Bancorp Inc.                     291,142                   10,554
  Vornado Realty Trust REIT                     227,687                   10,519
  Green Point Financial Corp.                   213,983                   10,507
  PPL Corp.                                     314,961                   10,419
  First Tennessee National Corp.                271,388                   10,394
* Health Management
    Associates Class A                          515,673                   10,391
* SPX Corp.                                      88,414                   10,389
* Jones Apparel Group, Inc.                     275,312                   10,324
  Huntington Bancshares Inc.                    530,246                   10,297
  Constellation Energy Group, Inc.              350,933                   10,296
  Zions Bancorp                                 196,425                   10,234
  Brown-Forman Corp. Class B                    145,964                   10,077
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Broadcom Corp.                                573,840              $    10,065
* Qwest Communications
    International Inc.                        3,590,596                   10,054
  Archstone-Smith Trust REIT                    376,065                   10,041
  Kinder Morgan, Inc.                           263,944                   10,035
  W.W. Grainger, Inc.                           200,090                   10,025
* Symantec Corp.                                304,058                    9,988
  Torchmark Corp.                               261,375                    9,985
* AutoNation, Inc.                              688,008                    9,976
* PeopleSoft, Inc.                              664,606                    9,889
  Radian Group, Inc.                            202,778                    9,871
  Popular, Inc.                                 292,167                    9,840
  EOG Resources, Inc.                           247,704                    9,834
  Sherwin-Williams Co.                          328,397                    9,829
* Weight Watchers
    International, Inc.                         226,060                    9,820
  Leggett & Platt, Inc.                         418,628                    9,796
  Sempra Energy                                 442,452                    9,791
  Wendy's International, Inc.                   244,782                    9,750
  Estee Lauder Cos. Class A                     275,892                    9,711
  NiSource, Inc.                                444,555                    9,705
* EchoStar Communications Corp.
    Class A                                     518,445                    9,622
* Dollar Tree Stores, Inc.                      243,032                    9,578
  Whirlpool Corp.                               145,176                    9,489
* Sprint PCS                                  2,121,119                    9,481
  Vulcan Materials Co.                          216,773                    9,447
  VF Corp.                                      237,167                    9,299
  Darden Restaurants Inc.                       374,226                    9,243
  American Water Works Co., Inc.                213,725                    9,235
* Teradyne, Inc.                                390,924                    9,187
  Compass Bancshares Inc.                       273,227                    9,180
  Public Storage, Inc. REIT                     247,270                    9,174
* Synopsys, Inc.                                167,095                    9,158
* Cadence Design Systems, Inc.                  554,597                    8,940
  Transatlantic Holdings, Inc.                  111,735                    8,939
* Jabil Circuit, Inc.                           423,009                    8,930
  CenturyTel, Inc.                              301,826                    8,904
* Mohawk Industries, Inc.                       144,246                    8,875
  ServiceMaster Co.                             645,455                    8,856
* Network Appliance, Inc.                       713,109                    8,850
  Applied Biosystems Group-
    Applera Corp.                               453,687                    8,842
* CDW Computer Centers, Inc.                    188,656                    8,831
  Apartment Investment &
    Management Co. Class A REIT                 179,123                    8,813
* Genzyme Corp.-General Division                457,416                    8,801
* Robert Half International, Inc.               377,264                    8,790
  Dow Jones & Co., Inc.                         181,307                    8,784
* Oxford Health Plans, Inc.                     188,151                    8,741
* Brocade Communications
    Systems, Inc.                               499,958                    8,739
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
  T. Rowe Price Group Inc.                      264,784                  $ 8,706
  Stilwell Financial, Inc.                      476,421                    8,671
* BMC Software, Inc.                            519,779                    8,628
* Express Scripts Inc.                          171,120                    8,575
* BISYS Group, Inc.                             255,544                    8,510
  Valero Energy Corp.                           227,125                    8,499
  Federated Investors, Inc.                     244,554                    8,454
  SAFECO Corp.                                  273,483                    8,448
  Mylan Laboratories, Inc.                      269,188                    8,439
  Lennar Corp.                                  137,787                    8,433
  Circuit City Stores, Inc.                     449,598                    8,430
  Banknorth Group, Inc.                         323,810                    8,426
  Hudson City Bancorp, Inc.                     421,526                    8,388
  Equifax, Inc.                                 309,791                    8,364
  Sovereign Bancorp, Inc.                       557,108                    8,329
  Duke Realty Corp. REIT                        287,294                    8,317
  Black & Decker Corp.                          171,765                    8,279
* ChoicePoint Inc.                              181,833                    8,268
* Caremark Rx, Inc.                             500,302                    8,255
* BEA Systems, Inc.                             867,494                    8,250
  D. R. Horton, Inc.                            313,236                    8,154
  TECO Energy, Inc.                             329,187                    8,147
  Ocean Energy, Inc.                            374,740                    8,121
  Old Republic International Corp.              257,412                    8,108
* Smurfit-Stone Container Corp.                 523,795                    8,077
* Pactiv Corp.                                  340,778                    8,076
  Murphy Oil Corp.                               97,854                    8,073
  Royal Caribbean Cruises, Ltd.                 411,572                    8,026
  Diamond Offshore Drilling, Inc.               281,455                    8,021
  TCF Financial Corp.                           162,922                    7,999
* Travelers Property Casualty Corp.             450,137                    7,967
  Total System Services, Inc.                   421,340                    7,925
  ENSCO International, Inc.                     289,578                    7,894
  Rockwell Automation, Inc.                     396,013                    7,861
* Toys R Us, Inc.                               449,736                    7,857
  Engelhard Corp.                               276,827                    7,840
  Sigma-Aldrich Corp.                           156,308                    7,839
* JDS Uniphase Corp.                          2,912,774                    7,835
  Phelps Dodge Corp.                            189,952                    7,826
  Cooper Industries, Inc. Class A               198,952                    7,819
  Boston Properties, Inc. REIT                  195,212                    7,799
  Eastman Chemical Co.                          165,403                    7,757
* Trigon Healthcare, Inc.                        77,079                    7,753
* Westwood One, Inc.                            229,596                    7,673
  McCormick & Co., Inc.                         297,848                    7,670
* QLogic Corp.                                  199,361                    7,596
  Telephone & Data Systems, Inc.                125,349                    7,590
  Centex Corp.                                  130,805                    7,559
  Hillenbrand Industries, Inc.                  134,344                    7,543
* Williams-Sonoma, Inc.                         246,000                    7,542
* Vishay Intertechnology, Inc.                  341,454                    7,512
* Waters Corp.                                  281,125                    7,506
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  The Stanley Works                             182,612                 $  7,489
  Pulte Homes, Inc.                             130,122                    7,479
  Kimco Realty Corp. REIT                       223,080                    7,471
* Lincare Holdings, Inc.                        230,602                    7,448
* Smith International, Inc.                     108,450                    7,395
  The PMI Group Inc.                            193,096                    7,376
* NCR Corp.                                     211,050                    7,355
  Expeditors International of
    Washington, Inc.                            221,652                    7,350
* Millennium Pharmaceuticals, Inc.              603,579                    7,333
* Patterson Dental Co.                          144,775                    7,287
* PanAmSat Corp.                                321,112                    7,257
  Liz Claiborne, Inc.                           227,822                    7,245
* Sealed Air Corp.                              179,545                    7,230
* Corning, Inc.                               2,031,396                    7,211
* Health Net Inc.                               269,245                    7,208
* Convergys Corp.                               369,577                    7,199
* Dean Foods Co.                                192,296                    7,173
  DPL Inc.                                      270,866                    7,164
  Pinnacle West Capital Corp.                   181,188                    7,157
  Hormel Foods Corp.                            297,568                    7,124
* Sanmina-SCI Corp.                           1,124,297                    7,094
* Advanced Micro Devices, Inc.                  729,631                    7,092
  Maytag Corp.                                  165,709                    7,067
  SuperValu Inc.                                285,382                    7,000
  Legg Mason Inc.                               142,148                    6,995
  SCANA Corp.                                   224,424                    6,939
* LSI Logic Corp.                               792,200                    6,932
  Avalonbay Communities, Inc. REIT              148,165                    6,919
  Ross Stores, Inc.                             169,681                    6,915
  Allegheny Energy, Inc.                        268,418                    6,912
* Republic Services, Inc. Class A               361,951                    6,902
  General Growth Properties Inc.
    REIT                                        133,349                    6,801
  Hibernia Corp. Class A                        342,157                    6,771
  Fluor Corp.                                   172,550                    6,721
* Lamar Advertising Co. Class A                 180,360                    6,711
  A.G. Edwards & Sons, Inc.                     172,321                    6,698
  R.R. Donnelley & Sons Co.                     242,137                    6,671
* Brinker International, Inc.                   209,461                    6,650
  SEI Corp.                                     235,131                    6,624
* Triad Hospitals, Inc.                         156,252                    6,622
* Park Place Entertainment Corp.                645,678                    6,618
  Beckman Coulter, Inc.                         132,571                    6,615
  Williams Cos., Inc.                         1,104,264                    6,615
  International Flavors &
    Fragrances, Inc.                            201,810                    6,557
  Temple-Inland Inc.                            113,193                    6,549
  The Goodyear Tire & Rubber Co.                349,118                    6,532
  Nordstrom, Inc.                               287,714                    6,517
  Fidelity National Financial, Inc.             204,509                    6,462
* Pioneer Natural Resources Co.                 247,629                    6,451
--------------------------------------------------------------------------------
6

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Lear Corp.                                    139,475                $   6,451
  Bowater Inc.                                  118,357                    6,435
  Host Marriott Corp. REIT                      565,610                    6,391
  Arthur J. Gallagher & Co.                     183,979                    6,375
  The McClatchy Co. Class A                      97,632                    6,307
* Universal Health Services Class B             128,662                    6,304
* Mirant Corp.                                  862,333                    6,295
* Metro-Goldwyn-Mayer Inc.                      537,616                    6,290
  Commerce Bancorp, Inc.                        142,176                    6,284
  Astoria Financial Corp.                       196,044                    6,283
* Atmel Corp.                                 1,002,221                    6,274
  Fastenal Co.                                  162,647                    6,264
  Wisconsin Energy Corp.                        247,645                    6,258
* Intersil Corp.                                291,157                    6,225
  C.R. Bard, Inc.                               109,868                    6,216
  New York Community
    Bancorp, Inc.                               229,368                    6,216
* Unisys Corp.                                  690,632                    6,216
* AES Corp.                                   1,144,434                    6,203
  Commerce Bancshares, Inc.                     140,029                    6,195
* Thermo Electron Corp.                         375,349                    6,193
  DENTSPLY International Inc.                   167,307                    6,175
  Mercantile Bankshares Corp.                   149,826                    6,147
  Associated Banc-Corp                          162,419                    6,125
* Constellation Brands, Inc. Class A            191,380                    6,124
  Rouse Co. REIT                                185,752                    6,117
  AVX Corp.                                     373,448                    6,098
* First Health Group Corp.                      216,892                    6,082
  C.H. Robinson Worldwide, Inc.                 181,060                    6,071
* Hispanic Broadcasting Corp.                   232,396                    6,066
* Network Associates, Inc.                      313,688                    6,045
* Ceridian Corp.                                316,814                    6,013
  Ashland, Inc.                                 148,228                    6,003
  Goodrich Corp.                                218,208                    5,961
  Manpower Inc.                                 161,606                    5,939
* Varian Medical Systems, Inc.                  145,774                    5,911
* BJ's Wholesale Club, Inc.                     153,512                    5,910
* Barr Laboratories, Inc.                        92,958                    5,906
* Fairchild Semiconductor Corp.                 242,959                    5,904
  Alberto-Culver Co. Class B                    123,479                    5,902
  Sonoco Products Co.                           206,092                    5,837
* Whole Foods Market, Inc.                      120,988                    5,834
  Dana Corp.                                    318,211                    5,820
  Sunoco, Inc.                                  162,777                    5,800
* Outback Steakhouse                            165,099                    5,795
* Watson Pharmaceuticals, Inc.                  227,707                    5,754
  Diebold, Inc.                                 154,441                    5,751
  City National Corp.                           106,787                    5,740
  Energy East Corp.                             250,943                    5,671
  Valley National Bancorp                       203,848                    5,667
* Humana Inc.                                   361,939                    5,657
* Community Health Systems, Inc.                211,083                    5,657
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Mercury General Corp.                         116,614                 $  5,656
  KB HOME                                       109,760                    5,654
  Avnet, Inc.                                   256,177                    5,633
* Calpine Corp.                                 800,811                    5,630
* Cooper Cameron Corp.                          116,147                    5,624
  Liberty Property Trust REIT                   160,567                    5,620
* NEXTEL Communications, Inc.                 1,749,892                    5,617
  White Mountains Insurance
    Group Inc.                                   17,725                    5,610
* AMR Corp.                                     332,129                    5,600
* Tellabs, Inc.                                 883,356                    5,583
  Northeast Utilities                           298,774                    5,575
* Iron Mountain, Inc.                           180,485                    5,568
  Dynegy, Inc.                                  772,774                    5,564
  AMB Property Corp. REIT                       178,827                    5,544
  Erie Indemnity Co. Class A                    136,672                    5,537
  Neuberger Berman Inc.                         150,991                    5,526
* Freeport-McMoRan Copper &
    Gold, Inc. Class B                          309,446                    5,524
  Scientific-Atlanta, Inc.                      335,480                    5,519
* Certegy, Inc.                                 148,508                    5,508
* Michaels Stores, Inc.                         141,086                    5,502
* NVIDIA Corp.                                  319,520                    5,489
  First Virginia Banks, Inc.                    102,315                    5,486
  XTO Energy, Inc.                              265,720                    5,474
  American National Insurance Co.                56,698                    5,460
  Pall Corp.                                    262,390                    5,445
  iStar Financial Inc. REIT                     190,412                    5,427
  Belo Corp. Class A                            238,741                    5,398
  Bemis Co., Inc.                               113,344                    5,384
  Deluxe Corp.                                  137,959                    5,365
* Energizer Holdings, Inc.                      195,459                    5,359
* Cephalon, Inc.                                118,127                    5,339
* American Power Conversion Corp.               419,808                    5,302
  Brunswick Corp.                               188,879                    5,289
  Delta Air Lines, Inc.                         263,777                    5,276
* The Dunn & Bradstreet Corp.                   159,606                    5,275
  Omnicare, Inc.                                200,731                    5,271
  Allmerica Financial Corp.                     113,584                    5,248
* Coach, Inc.                                    95,095                    5,221
  Health Care Properties
    Investors REIT                              122,309                    5,218
* NVR, Inc.                                      16,147                    5,215
  Unitrin, Inc.                                 144,757                    5,178
  Lafarge North America Inc.                    147,034                    5,168
  The St. Joe Co.                               172,096                    5,166
* AmeriCredit Corp.                             183,603                    5,150
  John Nuveen Co. Class A                       200,374                    5,150
  Harris Corp.                                  141,638                    5,149
* TMP Worldwide, Inc.                           238,321                    5,124
* Abercrombie & Fitch Co.                       212,380                    5,123
* Alliant Techsystems, Inc.                      80,089                    5,110
 -------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
  NSTAR                                         114,106              $     5,110
  Dreyer's Grand Ice Cream, Inc.                 74,330                    5,099
  Pentair, Inc.                                 105,146                    5,055
* Citizens Communications Co.                   602,370                    5,036
  Ball Corp.                                    121,230                    5,029
  Hasbro, Inc.                                  370,540                    5,025
* KPMG Consulting Inc.                          337,223                    5,011
  FirstMerit Corp.                              181,554                    5,007
  Potomac Electric Power Co.                    231,169                    4,966
  Alliant Energy Corp.                          193,098                    4,963
* Manor Care, Inc.                              215,405                    4,954
  Allied Capital Corp.                          218,723                    4,954
  PepsiAmericas, Inc.                           331,508                    4,953
  Viad Corp.                                    190,035                    4,941
* LAM Research Corp.                            273,540                    4,918
  Conectiv, Inc.                                189,903                    4,901
  Big Lots Inc.                                 248,969                    4,900
  Allete, Inc.                                  180,685                    4,897
  Hospitality Properties Trust REIT             133,755                    4,882
* Compuware Corp.                               803,173                    4,875
* Entercom Communications Corp.                 105,888                    4,860
  Protective Life Corp.                         146,792                    4,859
  Adolph Coors Co. Class B                       77,433                    4,824
  Valspar Corp.                                 107,186                    4,823
* Gemstar-TV Guide
    International, Inc.                         887,116                    4,782
  Teleflex Inc.                                  83,592                    4,777
* Patterson-UTI Energy, Inc.                    168,616                    4,760
  Dillard's Inc.                                180,706                    4,751
* AdvancePCS                                    197,940                    4,739
  Crescent Real Estate, Inc. REIT               253,098                    4,733
* Apogent Technologies Inc.                     228,898                    4,708
* Pixar, Inc.                                   106,476                    4,696
  Winn-Dixie Stores, Inc.                       301,086                    4,694
* U.S. Cellular Corp.                           183,886                    4,680
  Equitable Resources, Inc.                     136,400                    4,679
  Clayton Homes Inc.                            295,708                    4,672
  Brown & Brown, Inc.                           146,714                    4,658
  Bank of Hawaii Corp.                          163,918                    4,652
  Eaton Vance Corp.                             149,277                    4,648
  Investors Financial
    Services Corp.                              137,462                    4,610
* Sicor, Inc.                                   247,255                    4,584
* PETsMART, Inc.                                285,599                    4,581
* Tech Data Corp.                               120,684                    4,568
  International Speedway Corp.                  113,815                    4,564
* IVAX Corp.                                    419,407                    4,530
* Packaging Corp. of America                    226,074                    4,497
  Bunge Ltd.                                    213,000                    4,494
  Talbots Inc.                                  128,312                    4,491
* Gentex Corp.                                  162,202                    4,456
* Hearst-Argyle Television Inc.                 197,551                    4,455
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Smithfield Foods, Inc.                        240,074                $   4,453
* Arrow Electronics, Inc.                       214,578                    4,452
* Pride International, Inc.                     284,285                    4,452
* Toll Brothers, Inc.                           151,832                    4,449
* Ingram Micro, Inc. Class A                    322,512                    4,435
  Noble Energy, Inc.                            122,619                    4,420
* E*Trade Group, Inc.                           802,830                    4,383
  Questar Corp.                                 175,488                    4,363
  Wesco Financial Corp.                          14,429                    4,352
* Owens-Illinois, Inc.                          316,443                    4,348
  NICOR Inc.                                     95,004                    4,346
* Foot Locker, Inc.                             300,333                    4,340
  Boise Cascade Corp.                           125,613                    4,337
  Mack-Cali Realty Corp. REIT                   123,358                    4,336
* Career Education Corp.                         96,330                    4,335
  United States Steel Corp.                     217,189                    4,320
  ICN Pharmaceuticals, Inc.                     178,277                    4,316
  Rowan Cos., Inc.                              201,164                    4,315
* Swift Transportation Co., Inc.                184,984                    4,310
  Tidewater Inc.                                130,163                    4,285
  Wilmington Trust Corp.                        140,312                    4,280
  Tootsie Roll Industries, Inc.                 110,779                    4,272
  New Plan Excel Realty Trust REIT              203,364                    4,236
  Pier 1 Imports Inc.                           200,962                    4,220
  Fulton Financial Corp.                        222,223                    4,207
  Reynolds & Reynolds Class A                   150,405                    4,204
* Valassis Communications, Inc.                 114,866                    4,193
  Capitol Federal Financial                     160,600                    4,188
  Symbol Technologies, Inc.                     491,291                    4,176
* Semtech Corp.                                 156,291                    4,173
* Markel Corp.                                   21,147                    4,166
  Navistar International Corp.                  129,739                    4,152
* Mandalay Resort Group                         150,407                    4,147
  Harte-Hanks, Inc.                             201,520                    4,141
* Accredo Health, Inc.                           89,676                    4,138
* Henry Schein, Inc.                             92,794                    4,129
* Mercury Interactive Corp.                     179,586                    4,123
  Roslyn Bancorp, Inc.                          188,045                    4,105
* Allied Waste Industries, Inc.                 422,584                    4,103
  Meredith Corp.                                106,956                    4,102
* Andrx Group                                   151,696                    4,091
  Dial Corp.                                    203,924                    4,083
  Martin Marietta Materials, Inc.               104,614                    4,080
  Hubbell Inc. Class B                          118,621                    4,051
* Integrated Device Technology Inc.             223,242                    4,050
* Ticketmaster Class B                          215,683                    4,035
* Jacobs Engineering Group Inc.                 115,982                    4,034
* Catellus Development Corp.                    197,179                    4,026
* Juniper Networks, Inc.                        712,201                    4,024
* JetBlue Airways Corp.                          88,315                    4,024
  Webster Financial Corp.                       104,852                    4,010
  MDU Resources Group, Inc.                     151,402                    4,009
--------------------------------------------------------------------------------
8

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Lyondell Chemical Co.                         264,416                 $  3,993
* Cypress Semiconductor Corp.                   262,850                    3,990
  Visteon Corp.                                 280,044                    3,977
  Reader's Digest Assn., Inc.
    Class A                                     211,834                    3,968
* International Rectifier Corp.                 135,974                    3,964
  Waddell & Reed Financial, Inc.                172,778                    3,960
  CNF Inc.                                      104,256                    3,960
  W.R. Berkley Corp.                             71,848                    3,952
  Arden Realty Group, Inc. REIT                 138,713                    3,946
  The Phoenix Companies, Inc.                   215,030                    3,946
  Weingarten Realty
    Investors REIT                              111,294                    3,940
  Cullen/Frost Bankers, Inc.                    109,564                    3,932
* Emulex Corp.                                  174,595                    3,930
* ADC Telecommunications, Inc.                1,712,380                    3,921
* Saks Inc.                                     304,600                    3,911
  Bausch & Lomb, Inc.                           115,332                    3,904
* CIENA Corp.                                   931,565                    3,903
  Puget Energy, Inc.                            187,102                    3,871
  Colonial BancGroup, Inc.                      257,270                    3,859
  National Fuel Gas Co.                         171,280                    3,856
* Activision, Inc.                              132,454                    3,849
  Helmerich & Payne, Inc.                       107,693                    3,847
* 99 Cents Only Stores                          149,539                    3,836
* Avaya Inc.                                    774,813                    3,835
* The Cheesecake Factory                        108,057                    3,834
* Barnes & Noble, Inc.                          144,271                    3,813
  OGE Energy Corp.                              166,729                    3,811
* WebMD Corp.                                   673,380                    3,791
  Cabot Corp.                                   133,200                    3,783
  Pogo Producing Co.                            115,826                    3,778
* Krispy Kreme Doughnuts, Inc.                  117,038                    3,767
* Reebok International Ltd.                     127,425                    3,759
  Leucadia National Corp.                       118,413                    3,749
  Sky Financial Group, Inc.                     177,217                    3,748
  OM Group, Inc.                                 60,418                    3,746
* BOK Financial Corp.                           111,885                    3,744
  RPM Inc. (Ohio)                               245,155                    3,739
  Snap-On Inc.                                  124,725                    3,738
  Pennzoil-Quaker State Co.                     172,479                    3,713
  Precision Castparts Corp.                     112,094                    3,699
* Comverse Technology, Inc.                     399,328                    3,698
  PFF Bancorp, Inc.                              96,200                    3,693
  Lubrizol Corp.                                110,234                    3,693
  Regency Centers Corp. REIT                    124,314                    3,686
* Human Genome Sciences, Inc.                   274,939                    3,684
  Forest City Enterprise Class A                105,558                    3,668
* Tektronix, Inc.                               195,644                    3,660
* Furniture Brands
    International Inc.                          120,705                    3,651
  CBRL Group, Inc.                              119,590                    3,650
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Invitrogen Corp.                              113,964                  $ 3,648
  Providian Financial Corp.                     620,406                    3,648
  Independence Community
    Bank Corp.                                  126,859                    3,645
* National-Oilwell, Inc.                        173,110                    3,644
* Cerner Corp.                                   76,028                    3,636
* VeriSign, Inc.                                505,181                    3,632
* Varco International, Inc.                     206,746                    3,626
* Storage Technology Corp.                      226,572                    3,618
  Vectren Corp.                                 145,125                    3,614
  CONSOL Energy, Inc.                           169,737                    3,607
  United Dominion Realty
    Trust REIT                                  228,995                    3,607
* National Instruments Corp.                    110,755                    3,606
* United Rentals, Inc.                          164,927                    3,595
  Ryder System, Inc.                            132,476                    3,589
  J.M. Smucker Co.                              105,119                    3,588
* Coventry Health Care Inc.                     126,165                    3,586
* DaVita, Inc.                                  150,128                    3,573
  BancorpSouth, Inc.                            174,305                    3,565
* Newfield Exploration Co.                       95,283                    3,542
  StanCorp Financial Group, Inc.                 63,711                    3,536
  Student Loan Corp.                             42,644                    3,533
  American Financial Group, Inc.                147,604                    3,528
* Flowserve Corp.                               118,019                    3,517
  The MONY Group Inc.                           103,413                    3,516
  First American Corp.                          152,836                    3,515
  HCC Insurance Holdings, Inc.                  133,298                    3,512
  Dole Food Co.                                 120,551                    3,496
  CarrAmerica Realty Corp. REIT                 113,221                    3,493
  ArvinMeritor, Inc.                            145,051                    3,481
* Investment Technology Group, Inc.             105,940                    3,464
  Trustmark Corp.                               135,461                    3,461
  HON Industries, Inc.                          126,646                    3,447
  Valhi, Inc.                                   220,462                    3,446
* Rational Software Corp.                       419,642                    3,445
* Rent-A-Center, Inc.                            59,332                    3,442
  People's Bank                                 131,778                    3,441
  Annaly Mortgage
    Management Inc. REIT                        176,939                    3,433
  Washington Federal Inc.                       135,870                    3,432
  Harman International
    Industries, Inc.                             69,668                    3,431
  Doral Financial Corp.                         102,486                    3,422
* Devry, Inc.                                   149,751                    3,420
* Cobalt Corp.                                  149,965                    3,419
* 3Com Corp.                                    763,730                    3,360
* Catalina Marketing Corp.                      118,918                    3,356
  Greater Bay Bancorp                           108,895                    3,350
  Thornburg Mortgage, Inc. REIT                 169,986                    3,345
* Renal Care Group, Inc.                        107,203                    3,339
  Lee Enterprises, Inc.                          95,385                    3,338
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
  Donaldson Co., Inc.                            95,187                 $  3,335
  Worthington Industries, Inc.                  184,235                    3,335
  Millipore Corp.                               104,193                    3,332
* Charles River Laboratories, Inc.               95,051                    3,332
  Old National Bancorp                          130,992                    3,331
  Herman Miller, Inc.                           163,916                    3,327
  La-Z-Boy Inc.                                 131,639                    3,320
* Acxiom Corp.                                  189,475                    3,314
* KEMET Corp.                                   185,484                    3,313
  Trizec Properties, Inc. REIT                  196,000                    3,305
  Hawaiian Electric Industries Inc.              77,444                    3,295
  21st Century Insurance Group                  173,181                    3,290
  Camden Property Trust REIT                     88,837                    3,290
  BorgWarner, Inc.                               56,952                    3,290
* American Eagle Outfitters, Inc.               155,440                    3,286
* Mid Atlantic Medical
    Services, Inc.                              104,547                    3,278
* Fisher Scientific
    International Inc.                          117,046                    3,277
  Autodesk, Inc.                                246,030                    3,260
* Amphenol Corp.                                 90,528                    3,259
  Reinsurance Group of
    America, Inc.                               105,570                    3,254
  Crane Co.                                     128,281                    3,253
  Harsco Corp.                                   86,663                    3,250
  Polaris Industries, Inc.                       49,884                    3,242
* Extended Stay America, Inc.                   199,566                    3,237
* Grant Prideco, Inc.                           237,936                    3,236
* Borders Group, Inc.                           175,855                    3,236
  Cooper Tire & Rubber Co.                      157,301                    3,233
  Jack Henry & Associates Inc.                  193,613                    3,231
* AMN Healthcare Services, Inc.                  91,880                    3,217
  AmerUs Group Co.                               86,603                    3,209
* Quintiles Transnational Corp.                 256,495                    3,204
  John Wiley & Sons Class A                     133,370                    3,194
* Performance Food Group Co.                     94,091                    3,186
* Chico's FAS, Inc.                              87,699                    3,185
  GATX Corp.                                    105,351                    3,171
  Peabody Energy Corp.                          111,899                    3,169
* GTech Holdings Corp.                          124,058                    3,168
  CMS Energy Corp.                              288,553                    3,168
* Copart, Inc.                                  195,119                    3,167
* The Yankee Candle Co., Inc.                   116,827                    3,166
* Scholastic Corp.                               83,208                    3,154
  Blyth, Inc.                                   100,575                    3,140
* O'Reilly Automotive, Inc.                     113,723                    3,134
* Pharmaceutical Product
    Development, Inc.                           118,489                    3,121
* AGCO Corp.                                    159,731                    3,115
* Overture Services, Inc.                       124,669                    3,114
  Thor Industries, Inc.                          43,684                    3,113
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Developers Diversified Realty
    Corp. REIT                                  138,215                 $  3,111
* Corinthian Colleges, Inc.                      91,774                    3,110
  Crompton Corp.                                243,017                    3,098
* Linens 'n Things, Inc.                         94,268                    3,093
* West Corp.                                    140,165                    3,092
* J.D. Edwards & Co.                            254,360                    3,090
* Gateway, Inc.                                 693,942                    3,081
* Alleghany Corp.                                16,124                    3,080
  IMC Global Inc.                               246,259                    3,078
* LifePoint Hospitals, Inc.                      84,741                    3,077
  Provident Financial Group, Inc.               105,639                    3,065
* American Axle & Manufacturing
    Holdings, Inc.                              103,034                    3,064
* Education Management Corp.                     75,159                    3,061
  BRE Properties Inc. Class A REIT               98,236                    3,056
* Applied Micro Circuits Corp.                  642,691                    3,040
  MDC Holdings, Inc.                             58,306                    3,032
* Service Corp. International                   627,648                    3,032
* The Titan Corp.                               165,565                    3,028
* Interactive Data Corp.                        207,962                    3,028
  Raymond James Financial, Inc.                 104,971                    3,023
* Andrew Corp.                                  210,838                    3,021
* Scios, Inc.                                    98,510                    3,015
* K-V Pharmaceutical Co. Class A                111,581                    3,013
  Staten Island Bancorp, Inc.                   156,766                    3,010
  Media General, Inc. Class A                    49,821                    3,009
* Timberland Co.                                 83,473                    2,990
* Affymetrix, Inc.                              124,313                    2,982
  Albemarle Corp.                                96,526                    2,978
* AK Steel Corp.                                231,706                    2,968
  PerkinElmer, Inc.                             268,593                    2,968
  Cummins Inc.                                   89,590                    2,965
  Philadelphia Suburban Corp.                   146,770                    2,965
* IndyMac Bancorp, Inc. REIT                    130,510                    2,960
  Highwood Properties, Inc. REIT                113,387                    2,959
  RGS Energy Group Inc.                          75,174                    2,947
* National Processing, Inc.                     112,293                    2,943
  Carlisle Co., Inc.                             65,303                    2,937
* Advanced Fibre
    Communications, Inc.                        177,377                    2,934
* Edwards Lifesciences Corp.                    127,910                    2,932
  Werner Enterprises, Inc.                      137,400                    2,928
  Ethan Allen Interiors, Inc.                    82,995                    2,926
  International Bancshares Corp.                 69,194                    2,923
  Rayonier Inc.                                  59,483                    2,922
  IKON Office Solutions, Inc.                   310,131                    2,915
  Westamerica Bancorporation                     73,670                    2,914
  Ryland Group, Inc.                             58,348                    2,903
* FMC Technologies Inc.                         140,863                    2,898
  Interstate Bakeries Corp.                     100,318                    2,897
--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Six Flags, Inc.                               200,441                $   2,896
  Fresh Del Monte Produce Inc.                  115,769                    2,894
  Aquila, Inc.                                  361,424                    2,891
* LaBranche & Co. Inc.                          126,100                    2,888
* Scotts Co.                                     63,585                    2,887
  First Midwest Bancorp, Inc.                   103,912                    2,887
* Integrated Circuit Systems, Inc.              142,903                    2,885
  Weis Markets, Inc.                             77,434                    2,884
* Expedia Inc.                                   48,628                    2,883
  CenterPoint Properties Corp. REIT              49,576                    2,883
* Affiliated Managers Group, Inc.                46,863                    2,882
  Westcorp, Inc.                                 90,013                    2,871
  Hilb, Rogal and Hamilton Co.                   63,428                    2,870
* Micrel, Inc.                                  199,465                    2,868
  Great Lakes Chemical Corp.                    107,966                    2,866
  The Timken Co.                                128,275                    2,864
  Healthcare Realty Trust Inc. REIT              89,448                    2,862
  Skywest, Inc.                                 122,346                    2,862
* Agere Systems Inc. Class B                  1,907,540                    2,861
  Downey Financial Corp.                         60,474                    2,860
  York International Corp.                       84,437                    2,853
* Silicon Laboratories Inc.                     105,191                    2,846
  ONEOK, Inc.                                   129,580                    2,844
  Commercial Federal Corp.                       98,874                    2,843
* Stericycle, Inc.                               80,162                    2,839
* Medicis Pharmaceutical Corp.                   66,354                    2,837
* Forest Oil Corp.                              100,089                    2,834
* Quest Software, Inc.                          194,896                    2,832
  Commerce Group, Inc.                           71,467                    2,827
  Citizens Banking Corp.                         97,216                    2,817
  Hudson United Bancorp                          98,394                    2,810
  Chelsea Property Group REIT                    83,982                    2,809
  Lancaster Colony Corp.                         78,752                    2,808
* STERIS Corp.                                  148,522                    2,804
  AGL Resources Inc.                            119,623                    2,800
  Peoples Energy Corp.                           76,505                    2,799
* Payless ShoeSource, Inc.                       48,442                    2,793
  Pittston Brink's Group                        115,893                    2,781
* Hercules, Inc.                                232,991                    2,777
  First Industrial Realty Trust REIT             84,164                    2,765
  WPS Resources Corp.                            67,677                    2,763
* Shaw Group, Inc.                               89,810                    2,757
  Applebee's International, Inc.                120,060                    2,755
* WCI Communities, Inc.                          95,048                    2,752
* Sonic Corp.                                    87,312                    2,742
* RF Micro Devices, Inc.                        359,683                    2,741
* Retek Inc.                                    112,733                    2,739
  Allegheny Technologies Inc.                   172,789                    2,739
  First Citizens BancShares
    Class A                                      24,740                    2,736
* Ohio Casualty Corp.                           130,718                    2,732
  WGL Holdings Inc.                             104,573                    2,719
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Ruby Tuesday, Inc.                            140,032                 $  2,717
  United Bankshares, Inc.                        92,344                    2,713
* Zale Corp.                                     74,066                    2,711
* The Corporate Executive Board Co.              79,053                    2,708
  Great Plains Energy, Inc.                     132,989                    2,706
* Columbia Sportswear Co.                        84,451                    2,702
* Cablevision Systems-
    NY Group Class A                            285,253                    2,698
* Jack in the Box Inc.                           84,852                    2,698
* Fossil, Inc.                                  130,943                    2,692
  Florida Rock Industries, Inc.                  74,427                    2,680
  Kennametal, Inc.                               73,311                    2,676
* Zebra Technologies Corp. Class A               55,466                    2,675
  Reckson Associates
    Realty Corp. REIT                           107,228                    2,670
* Cytec Industries, Inc.                         84,847                    2,668
* Hollywood Entertainment Corp.                 128,559                    2,659
* Vertex Pharmaceuticals, Inc.                  163,302                    2,659
* Transkaryotic Therapies, Inc.                  73,736                    2,658
  Callaway Golf Co.                             167,544                    2,654
  Hollinger International, Inc.                 220,977                    2,652
  Church & Dwight, Inc.                          84,620                    2,651
  Cousins Properties, Inc. REIT                 106,627                    2,640
* NetIQ Corp.                                   116,632                    2,639
  Western Gas Resources, Inc.                    70,561                    2,639
  Realty Income Corp. REIT                       71,448                    2,638
  Ametek Aerospace Products Inc.                 70,795                    2,637
* Meridian Gold Co.                             164,122                    2,634
  Whitney Holdings Corp.                         85,555                    2,630
  Prentiss Properties Trust REIT                 82,766                    2,628
* Cross Country, Inc.                            69,368                    2,622
  Washington REIT                                90,563                    2,616
  Graco, Inc.                                   101,949                    2,611
* CheckFree Corp.                               166,894                    2,610
* WFS Financial, Inc.                            94,992                    2,604
* Silicon Valley Bancshares                      98,711                    2,602
  Tupperware Corp.                              125,140                    2,602
* Apria Healthcare Group Inc.                   116,095                    2,601
* Intergraph Corp.                              148,789                    2,595
* Rite Aid Corp.                              1,104,028                    2,594
* Southwest Bancorporation
     of Texas, Inc.                              71,598                    2,593
* Polycom, Inc.                                 216,246                    2,593
  Piedmont Natural Gas, Inc.                     70,001                    2,589
* The Neiman Marcus Group, Inc.
    Class A                                      74,543                    2,587
* Airgas, Inc.                                  149,486                    2,586
* Oakley, Inc.                                  147,485                    2,581
* Charter Communications, Inc.                  631,898                    2,578
* Heartland Express, Inc.                       107,658                    2,576
  Superior Industries
    International, Inc.                          55,831                    2,575
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
  Arch Coal, Inc.                               113,090                $   2,568
* Spinnaker Exploration Co.                      71,300                    2,568
  Ferro Corp.                                    84,894                    2,560
  Park National Corp.                            29,709                    2,555
* Chesapeake Energy Corp.                       354,685                    2,554
* Cymer, Inc.                                    72,847                    2,553
  First Bancorp/Puerto Rico                      68,043                    2,547
* CTI Molecular Imaging, Inc.                   110,700                    2,539
  Mills Corp. REIT                               81,851                    2,537
  Ventas, Inc. REIT                             198,922                    2,536
* THQ Inc.                                       85,039                    2,536
* Premcor, Inc.                                  98,500                    2,533
  Federal Realty Investment
    Trust REIT                                   91,299                    2,530
* Techne Corp.                                   89,486                    2,525
* Orthodontic Centers of
    America, Inc.                               110,029                    2,524
  CBL & Associates Properties, Inc.
    REIT                                         62,241                    2,521
* Level 3 Communications, Inc.                  854,331                    2,520
* Veridian Corp.                                109,900                    2,517
  Regis Corp.                                    93,110                    2,516
* Novell, Inc.                                  781,092                    2,507
* Insight Enterprises, Inc.                      99,435                    2,505
* Covance, Inc.                                 133,567                    2,504
* Celgene Corp.                                 163,560                    2,502
  Roper Industries Inc.                          66,781                    2,491
* Perot Systems Corp.                           228,119                    2,484
  Fair, Isaac & Co. Inc.                         75,387                    2,478
  Community First Bankshares, Inc.               94,973                    2,478
* CEC Entertainment Inc.                         59,995                    2,478
  HRPT Properties Trust REIT                    279,582                    2,474
* Yellow Corp.                                   76,284                    2,472
  Odyssey Re Holdings Corp.                     142,100                    2,471
* Ralcorp Holdings, Inc.                         78,769                    2,462
* Getty Images, Inc.                            113,013                    2,460
  Invacare Corp.                                 66,893                    2,459
  Shurgard Storage Centers, Inc.
    Class A REIT                                 71,084                    2,454
* Key Energy Services, Inc.                     235,371                    2,450
* Immucor Inc.                                  104,143                    2,444
  Pan Pacific Retail Properties, Inc.
    REIT                                         71,400                    2,440
  Lincoln Electric Holdings, Inc.                90,674                    2,439
  Standard Pacific Corp.                         69,472                    2,437
  Claire's Stores, Inc.                         106,408                    2,437
* Bio-Rad Laboratories, Inc. Class A             53,494                    2,434
* Citrix Systems, Inc.                          402,893                    2,433
* TIBCO Software Inc.                           437,397                    2,432
* Varian Semiconductor Equipment
    Associates, Inc.                             71,610                    2,430
* Extreme Networks, Inc.                        248,538                    2,428
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Respironics, Inc.                              71,223                $   2,425
  Jefferies Group, Inc.                          57,526                    2,422
  Olin Corp.                                    109,239                    2,420
* Emmis Communications, Inc.                    114,007                    2,416
  The Macerich Co. REIT                          77,918                    2,415
  Corn Products International, Inc.              77,042                    2,398
* AnnTaylor Stores Corp.                         94,350                    2,396
* J.B. Hunt Transport Services, Inc.             80,852                    2,387
  Post Properties, Inc. REIT                     79,012                    2,383
* Hot Topic, Inc.                                89,074                    2,379
* Tom Brown, Inc.                                83,891                    2,378
* Axcelis Technologies, Inc.                    210,220                    2,375
* UICI                                          117,687                    2,373
  Banta Corp.                                    66,066                    2,372
  AptarGroup Inc.                                76,992                    2,368
* Journal Register Co.                          117,756                    2,367
  Louisiana-Pacific Corp.                       223,323                    2,363
  Bob Evans Farms, Inc.                          75,054                    2,363
* Varian, Inc.                                   71,689                    2,362
  Westar Energy, Inc.                           153,790                    2,361
  First Financial Bancorp                       120,547                    2,359
  Health Care Inc. REIT                          78,754                    2,359
  Global Payments Inc.                           78,819                    2,354
  MAF Bancorp, Inc.                              62,573                    2,353
  Georgia Gulf Corp.                             88,894                    2,350
* American Italian Pasta Co.                     46,014                    2,346
  American Greetings Corp. Class A              140,263                    2,337
  Federal Signal Corp.                           97,300                    2,335
  La Quinta Corp. REIT                          327,868                    2,334
  Sensient Technologies Corp.                   102,466                    2,332
* Credence Systems Corp.                        131,206                    2,332
* Philadelphia Consolidated
    Holding Corp.                                51,383                    2,330
* Thomas & Betts Corp.                          125,078                    2,326
  UGI Corp. Holding Co.                          72,800                    2,325
* Priority Healthcare Corp. Class B              98,917                    2,325
* CACI International, Inc.                       60,812                    2,322
* Agere Systems Inc.                          1,658,740                    2,322
* Landstar System, Inc.                          21,727                    2,322
  Longs Drug Stores, Inc.                        82,237                    2,320
  IDEX Corp.                                     69,223                    2,319
* The Nautilus Group, Inc.                       75,768                    2,319
* Maxtor Corp.                                  511,491                    2,312
* Province Healthcare Co.                       103,111                    2,306
  SL Green Realty Corp. REIT                     64,427                    2,297
* Mueller Industries Inc.                        72,324                    2,296
* Men's Wearhouse, Inc.                          89,907                    2,293
* Pharmaceutical Resources, Inc.                 82,272                    2,286
* Enzon, Inc.                                    92,827                    2,284
* Speedway Motorsports, Inc.                     89,782                    2,283
* Sycamore Networks, Inc.                       591,017                    2,281
* Cabot Microelectronics Corp.                   52,680                    2,274
--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Stone Energy Corp.                             56,312                $   2,267
  Hughes Supply, Inc.                            51,060                    2,262
* Knight Transportation, Inc.                    97,550                    2,262
  Delphi Financial Group, Inc.                   52,288                    2,261
* Sybase, Inc.                                  214,313                    2,261
  Texas Regional Bancshares, Inc.                45,559                    2,260
  American Capital Strategies, Ltd.              82,218                    2,259
* FMC Corp.                                      74,810                    2,257
* Jo-Ann Stores, Inc. Class A                    77,279                    2,257
  UMB Financial Corp.                            48,143                    2,256
  Cambrex Corp.                                  56,189                    2,253
  PolyOne Corp.                                 200,206                    2,252
  Diagnostic Products Corp.                      60,846                    2,251
* Too Inc.                                       73,043                    2,250
  F.N.B. Corp.                                   81,921                    2,250
* Pure Resources, Inc.                          107,925                    2,245
* United Stationers, Inc.                        73,659                    2,239
* Station Casinos, Inc.                         125,049                    2,232
  Granite Construction Co.                       88,180                    2,231
  Alexander & Baldwin, Inc.                      87,284                    2,228
* Imation Corp.                                  74,825                    2,227
  Chateau Communities, Inc. REIT                 72,649                    2,223
  IDACORP, Inc.                                  80,761                    2,222
* Entegris Inc.                                 152,115                    2,221
* R.H. Donnelley Corp.                           79,288                    2,218
* Amkor Technology, Inc.                        356,469                    2,217
* Earthlink, Inc.                               329,542                    2,215
* Northwest Airlines Corp. Class A              183,217                    2,210
* ICOS Corp.                                    130,034                    2,205
  Lennox International Inc.                     122,390                    2,202
* NBTY, Inc.                                    142,137                    2,200
* MKS Instruments, Inc.                         109,629                    2,200
* Alkermes, Inc.                                137,360                    2,199
  Essex Property Trust, Inc. REIT                40,173                    2,197
  LNR Property Corp.                             63,664                    2,196
* Palm, Inc.                                  1,246,903                    2,195
  USFreightways Corp.                            57,560                    2,180
* DoubleClick Inc.                              293,573                    2,178
* CSG Systems International, Inc.               113,744                    2,177
  Arrow International, Inc.                      55,738                    2,177
* Continental Airlines, Inc. Class B            137,895                    2,176
* Panera Bread Co.                               62,600                    2,175
  Heritage Property Investment
    Trust REIT                                   81,400                    2,174
* Kansas City Southern                          129,668                    2,172
* Beazer Homes USA, Inc.                         27,100                    2,168
* ITT Educational Services, Inc.                 99,086                    2,160
  Minerals Technologies, Inc.                    43,776                    2,159
  FactSet Research Systems Inc.                  72,460                    2,157
* McDATA Corp. Class A                          244,573                    2,155
  Brady Corp. Class A                            62,369                    2,150
* Red Hat, Inc.                                 365,957                    2,148
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Hancock Holding Co.                            31,881                  $ 2,148
  Burlington Coat Factory
    Warehouse Corp.                             100,850                    2,143
  Baldor Electric Co.                            85,481                    2,142
* Cox Radio, Inc.                                88,796                    2,140
  DQE Inc.                                      152,658                    2,137
* Terex Corp.                                    94,456                    2,124
  Fleming Cos., Inc.                            115,367                    2,117
  Cleco Corp.                                    96,641                    2,116
* MedQuist, Inc.                                 79,445                    2,115
  Tecumseh Products Co. Class A                  39,801                    2,113
* Atlantic Coast Airlines
    Holdings Inc.                                97,350                    2,112
* AFC Enterprises, Inc.                          67,417                    2,107
* Openwave Systems Inc.                         375,043                    2,104
  FelCor Lodging Trust, Inc. REIT               114,563                    2,102
* Tractor Supply Co.                             29,584                    2,100
  Home Properties of
    New York, Inc. REIT                          55,256                    2,096
  Trinity Industries, Inc.                      100,378                    2,096
  Kelly Services, Inc. Class A                   77,439                    2,092
  Overseas Shipholding Group Inc.                99,208                    2,091
  Manufactured Home
    Communities, Inc. REIT                       59,513                    2,089
* Charming Shoppes, Inc.                        241,645                    2,088
  Flagstar Bancorp, Inc.                         90,079                    2,081
* ADVO, Inc.                                     53,788                    2,079
  The Manitowac Co., Inc.                        58,643                    2,079
  Atmos Energy Corp.                             88,655                    2,078
* Protein Design Labs, Inc.                     191,234                    2,077
  Potlatch Corp.                                 60,984                    2,075
* Kinder Morgan Management, LLC                  67,173                    2,072
* Polo Ralph Lauren Corp.                        92,492                    2,072
  Universal Corp. (VA)                           56,409                    2,070
* Lattice Semiconductor Corp.                   236,742                    2,069
  NDCHealth Corp.                                74,031                    2,065
* Jones Lang Lasalle Inc.                        83,564                    2,064
* Cree, Inc.                                    155,914                    2,063
  Nationwide Financial
    Services, Inc.                               52,165                    2,061
* Steel Dynamics, Inc.                          124,941                    2,058
  H.B. Fuller Co.                                70,248                    2,058
  The Standard Register Co.                      60,147                    2,056
  Massey Energy Co.                             161,892                    2,056
  Reliance Steel & Aluminum Co.                  67,856                    2,055
* Perrigo Co.                                   157,988                    2,054
* Pacificare Health Systems, Inc.                75,405                    2,051
* CDI Corp.                                      62,978                    2,050
* Pacific Sunwear of California                  92,433                    2,049
* Commonwealth Telephone
    Enterprises, Inc.                            50,894                    2,048
  Sierra Pacific Resources                      261,972                    2,043
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
* ResMed Inc.                                    69,502              $     2,043
  TrustCo Bank NY                               155,073                    2,042
* SEACOR SMIT Inc.                               43,102                    2,041
* Cytyc Corp.                                   267,625                    2,039
* GrafTech International Ltd.                   165,532                    2,036
  PNM Resources Inc.                             83,855                    2,029
* Argosy Gaming Co.                              71,387                    2,027
  Colonial Properties Trust REIT                 51,993                    2,025
* Playtex Products, Inc.                        156,282                    2,024
  CVB Financial Corp.                            89,034                    2,022
* ProQuest Co.                                   56,966                    2,019
  Brandywine Realty Trust REIT                   77,922                    2,018
  Technitrol, Inc.                               86,447                    2,014
  Gables Residential Trust REIT                  63,032                    2,013
* Keane, Inc.                                   162,232                    2,012
* Syncor International Corp.                     63,759                    2,008
  CH Energy Group, Inc.                          40,548                    2,007
* United Surgical Partners
    International, Inc.                          65,750                    2,006
* Southern Union Co.                            117,997                    2,006
  Chittenden Corp.                               69,185                    2,005
  Airborne, Inc.                                104,224                    2,001
* Mentor Graphics Corp.                         140,673                    2,000
  The South Financial Group, Inc.                89,172                    1,998
  Black Hills Corp.                              57,722                    1,997
* Unilab Corp.                                   72,838                    1,995
* Parametric Technology Corp.                   557,142                    1,994
  Energen Corp.                                  73,693                    1,993
  Liberty Corp.                                  49,992                    1,992
* Evergreen Resources, Inc.                      46,771                    1,988
* Manhattan Associates, Inc.                     61,772                    1,987
* Tetra Tech, Inc.                              135,137                    1,987
  Clarcor Inc.                                   62,635                    1,982
  The Toro Co.                                   34,479                    1,977
  Blockbuster Inc. Class A                       73,469                    1,976
* AmeriTrade Holding Corp.                      429,575                    1,976
* Duane Reade Inc.                               57,910                    1,972
  Taubman Co. REIT                              130,034                    1,970
* Arbitron Inc.                                  63,133                    1,970
* The Wet Seal, Inc. Class A                     81,035                    1,969
  UIL Holdings Corp.                             36,119                    1,967
* US Oncology, Inc.                             235,919                    1,965
  Nationwide Health
    Properties, Inc. REIT                       104,777                    1,965
  Alfa Corp.                                    167,906                    1,964
  S & T Bancorp, Inc.                            72,621                    1,961
  Ruddick Corp.                                 116,913                    1,958
  Glatfelter                                    104,141                    1,958
* Beverly Enterprises, Inc.                     257,187                    1,957
* Advance Auto Parts, Inc.                       35,800                    1,951
  G & K Services, Inc.                           56,990                    1,951
* Flowers Foods, Inc.                            75,475                    1,951
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Papa John's International, Inc.                58,313               $    1,947
* Armor Holdings, Inc.                           76,210                    1,943
* Forward Air Corp.                              59,222                    1,941
* Advent Software, Inc.                          75,197                    1,933
  New Jersey Resources Corp.                     64,597                    1,928
* Cal Dive International, Inc.                   87,197                    1,918
  Susquehanna Bancshares, Inc.                   84,314                    1,915
* Plantronics, Inc.                             100,687                    1,914
* Hanover Compressor Co.                        141,175                    1,906
* Haemonetics Corp.                              65,265                    1,906
  Waypoint Financial Corp.                       97,474                    1,906
* Cognex Corp.                                   94,851                    1,902
* Silgan Holdings, Inc.                          46,954                    1,899
* Price Communications Corp.                    118,643                    1,898
* Amylin Pharmaceuticals, Inc.                  173,511                    1,898
* Houston Exploration Co.                        65,362                    1,895
  Cathay Bancorp, Inc.                           45,606                    1,893
  Millennium Chemicals, Inc.                    134,526                    1,890
  Sun Communities, Inc. REIT                     45,360                    1,886
* Teledyne Technologies, Inc.                    91,375                    1,883
* Neurocrine Biosciences, Inc.                   65,710                    1,883
  Spartech Corp.                                 69,080                    1,881
  Horace Mann Educators Corp.                   101,547                    1,881
  UCBH Holdings, Inc.                            49,402                    1,878
* IDEXX Laboratories Corp.                       72,809                    1,878
* Sotheby's Holdings Class A                    131,590                    1,875
* Universal Compression
    Holdings, Inc.                               78,582                    1,875
* Westport Resources Corp.                      114,086                    1,871
  Delta & Pine Land Co.                          92,964                    1,869
* CUNO Inc.                                      51,645                    1,869
* OSI Pharmaceuticals, Inc.                      77,719                    1,867
  Alpharma, Inc. Class A                        109,936                    1,867
  Cooper Cos., Inc.                              39,614                    1,866
* Anixter International Inc.                     80,163                    1,863
* Electronics Boutique
    Holdings Corp.                               63,556                    1,862
  Wolverine World Wide, Inc.                    106,686                    1,862
* Anteon International Corp.                     73,580                    1,860
  Walter Industries, Inc.                       137,783                    1,860
* Crown Cork & Seal Co., Inc.                   271,437                    1,859
  Mentor Corp.                                   50,630                    1,859
  Northwest Natural Gas Co.                      63,670                    1,858
  ABM Industries                                106,992                    1,857
* First Horizon Pharmaceutical Corp.             89,695                    1,856
  The Pep Boys
    (Manny, Moe & Jack)                         110,127                    1,856
* Coherent, Inc.                                 62,807                    1,855
* Abgenix, Inc.                                 187,520                    1,855
  Roadway Corp.                                  51,536                    1,852
* Crown Castle International Corp.              470,965                    1,851
* 7-Eleven, Inc.                                226,829                    1,849
--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Entravision Communications Corp.              150,862                $   1,848
* Siliconix, Inc.                                66,697                    1,848
* Group 1 Automotive, Inc.                       48,832                    1,847
* Waste Connections, Inc.                        59,117                    1,847
  Albany International Corp.                     68,600                    1,846
* Brooks-PRI Automation, Inc.                    72,209                    1,846
* Electronics for Imaging, Inc.                 115,870                    1,843
* Select Medical Corp.                          117,584                    1,841
* FLIR Systems, Inc.                             43,826                    1,839
* AmeriPath, Inc.                                76,573                    1,838
* Noven Pharmaceuticals, Inc.                    71,957                    1,835
* MSC Industrial Direct Co., Inc.
    Class A                                      93,986                    1,833
* Chiquita Brands International, Inc.           102,249                    1,831
* SanDisk Corp.                                 147,588                    1,830
  Farmer Brothers, Inc.                           5,038                    1,828
* Trimeris, Inc.                                 41,159                    1,827
* Foundry Networks, Inc.                        259,602                    1,825
* Adaptec, Inc.                                 231,232                    1,824
  Winnebago Industries, Inc.                     41,380                    1,821
  Cabot Oil & Gas Corp. Class A                  79,645                    1,820
* Celera Genomics Group-
    Applera Corp.                               150,552                    1,807
  John H. Harland Co.                            63,071                    1,806
  Churchill Downs, Inc.                          44,691                    1,802
  Briggs & Stratton Corp.                        46,587                    1,800
* TriQuint Semiconductor, Inc.                  280,665                    1,799
* Plains Resources Inc.                          67,095                    1,795
  Cubic Corp.                                    75,648                    1,793
* Black Box Corp.                                43,932                    1,789
* Choice Hotel International, Inc.               89,393                    1,789
* The Great Atlantic & Pacific
    Tea Co., Inc.                                95,603                    1,787
  Kaydon Corp.                                   75,665                    1,786
* Ariba, Inc.                                   559,197                    1,784
  Nordson Corp.                                  72,179                    1,780
* Asyst Technologies, Inc.                       87,316                    1,777
  Wabtec Corp.                                  128,996                    1,776
* IGEN International, Inc.                       56,380                    1,776
* The Children's Place Retail
    Stores, Inc.                                 66,907                    1,773
* Sybron Dental Specialties, Inc.                95,769                    1,772
  Modine Manufacturing Co.                       71,832                    1,766
  Carpenter Technology Corp.                     61,284                    1,766
  Avista Corp.                                  127,925                    1,765
  Sterling Bancshares, Inc.                     119,416                    1,764
  State Auto Financial Corp.                    107,490                    1,763
* Sepracor Inc.                                 184,336                    1,760
* Stillwater Mining Co.                         110,821                    1,760
  Glenborough Realty
    Trust, Inc. REIT                             74,098                    1,756
  Surewest Communications                        32,940                    1,750
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Harleysville National Corp.                    64,792                 $  1,750
* Barra, Inc.                                    47,064                    1,750
  Woodward Governor Co.                          29,578                    1,749
* Hovnanian Enterprises Class A                  48,690                    1,747
  Brookline Bancorp, Inc.                        68,920                    1,744
* Iomega Corp.                                  135,514                    1,741
  Dime Community Bancshares                      76,587                    1,738
  Owens & Minor, Inc. Holding Co.                87,877                    1,736
  Chemical Financial Corp.                       46,273                    1,736
  Franklin Electric, Inc.                        36,864                    1,735
  Centex Construction Products, Inc.             47,558                    1,731
  Southwest Gas Corp.                            69,818                    1,728
* City Holding Co.                               73,751                    1,727
  UniSource Energy Corp.                         92,899                    1,725
  Kimball International, Inc. Class B           105,179                    1,724
* Credit Acceptance Corp.                       137,129                    1,724
* Hotels.com                                     40,767                    1,722
  BankAtlantic Bancorp, Inc.
    Class A                                     142,820                    1,721
* Sylvan Learning Systems, Inc.                  86,265                    1,720
* American Management
    Systems, Inc.                                89,976                    1,719
* FEI Co.                                        70,118                    1,719
  St. Mary Land & Exploration Co.                71,726                    1,716
* Aeropostale, Inc.                              62,600                    1,713
* Alliance Gaming Corp.                         139,800                    1,708
* Wright Medical Group, Inc.                     84,600                    1,706
* Kenneth Cole Productions, Inc.                 60,097                    1,704
* ESS Technology, Inc.                           97,065                    1,703
* Sonic Automotive, Inc.                         66,051                    1,701
* Orbital Sciences Corp.                        212,849                    1,696
* Net.B@nk, Inc.                                145,575                    1,696
  Provident Bankshares Corp.                     71,564                    1,695
* Dollar Thrifty Automotive
    Group, Inc.                                  65,432                    1,695
  Texas Industries, Inc.                         53,734                    1,692
* Grey Wolf, Inc.                               416,739                    1,692
* PRG-Schultz International, Inc.               137,299                    1,690
* Hain Celestial Group, Inc.                     91,250                    1,688
  Matthews International Corp.                   72,194                    1,686
* Del Monte Foods Co.                           142,822                    1,685
* Oceaneering International, Inc.                63,439                    1,681
  Otter Tail Corp.                               53,302                    1,680
  EDO Corp.                                      58,941                    1,680
* MAXIMUS, Inc.                                  52,957                    1,679
* Triad Guaranty, Inc.                           38,564                    1,679
* PSS World Medical, Inc.                       206,553                    1,673
* Nortek, Inc.                                   37,075                    1,672
* Unit Corp.                                     96,266                    1,670
  Anthracite Capital Inc. REIT                  125,887                    1,668
  First Financial Holdings, Inc.                 51,813                    1,666
* EGL, Inc.                                      98,150                    1,665
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
* Aztar Corp.                                    79,977                 $  1,664
  CNA Surety Corp.                              113,152                    1,662
  Summit Properties, Inc. REIT                   71,899                    1,662
* Lone Star Technologies, Inc.                   72,451                    1,659
* ValueVision Media, Inc.                        91,406                    1,659
* Veeco Instruments, Inc.                        71,712                    1,657
* DIANON Systems, Inc.                           30,980                    1,655
* CommScope, Inc.                               132,302                    1,654
* CONMED Corp.                                   74,043                    1,653
  Harbor Florida Bancshares, Inc.                74,467                    1,652
* Meritage Corp.                                 36,554                    1,652
* Esterline Technologies Corp.                   72,776                    1,652
* Exar Corp.                                     83,653                    1,650
  Mine Safety Appliances Co.                     41,229                    1,649
  GenCorp, Inc.                                 115,231                    1,648
* EMCOR Group, Inc.                              28,400                    1,647
* Triarc Cos., Inc. Class A                      60,202                    1,647
  F & M Bancorp                                  46,638                    1,645
  Pacific Northwest Bancorp                      52,530                    1,645
* Regal Entertainment Group
    Class A                                      70,500                    1,644
  Boston Private Financial
    Holdings, Inc.                               66,054                    1,634
  Commercial Metals Co.                          34,801                    1,634
* Ocular Sciences, Inc.                          61,613                    1,633
* Gaylord Entertainment Co. Class A              72,431                    1,628
* Ryan's Family Steak Houses, Inc.              123,124                    1,626
  Regal-Beloit Corp.                             68,310                    1,626
  Commercial Net Lease Realty REIT              101,495                    1,624
  Russell Corp.                                  84,290                    1,623
  Simmons First National Corp.                   38,045                    1,620
* Quicksilver Resources, Inc.                    63,133                    1,619
  Cato Corp. Class A                             72,537                    1,618
* Knight Trading Group, Inc.                    307,769                    1,613
* ADTRAN Inc.                                    84,840                    1,612
* Take-Two Interactive Software, Inc.            78,280                    1,612
* Plexus Corp.                                   88,967                    1,610
  Zenith National Insurance Corp.                50,506                    1,609
  Wausau-Mosinee Paper Corp.                    133,349                    1,607
* Action Performance Cos., Inc.                  50,543                    1,597
  R.L.I. Corp.                                   30,975                    1,597
* JDA Software Group, Inc.                       56,477                    1,596
  Anchor Bancorp Wisconsin Inc.                  66,188                    1,596
  Corus Bankshares Inc.                          34,663                    1,592
* Therasense, Inc.                               86,276                    1,591
  Casey's General Stores, Inc.                  132,112                    1,591
* Tuesday Morning Corp.                          85,679                    1,590
  Central Parking Corp.                          69,223                    1,588
* PEC Solutions, Inc.                            66,334                    1,587
* Offshore Logistics, Inc.                       66,322                    1,584
* Rayovac Corp.                                  85,858                    1,584
  Solutia, Inc.                                 225,176                    1,581
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Stein Mart, Inc.                              132,985                 $  1,579
  Tredegar Corp.                                 65,301                    1,577
  Vector Group Ltd.                              88,570                    1,577
  Strayer Education, Inc.                        24,783                    1,576
* Skyworks Solutions, Inc.                      283,773                    1,575
  JLG Industries, Inc.                          112,208                    1,574
* Insituform Technologies Inc.
    Class A                                      74,231                    1,572
* Quiksilver, Inc.                               63,368                    1,572
* Ascential Software Corp.                      562,936                    1,571
  Vintage Petroleum, Inc.                       131,910                    1,570
* Teletech Holdings Inc.                        164,437                    1,569
* IHOP Corp.                                     53,256                    1,568
* OfficeMax, Inc.                               265,997                    1,567
* Integrated Defense
    Technology, Inc.                             53,200                    1,566
  FBL Financial Group, Inc. Class A              70,622                    1,564
* NCO Group, Inc.                                71,729                    1,562
  Presidential Life Corp.                        77,061                    1,562
* DSP Group Inc.                                 79,676                    1,562
* SPS Technologies, Inc.                         40,788                    1,557
  Sovran Self Storage, Inc. REIT                 46,759                    1,556
* LendingTree, Inc.                             122,297                    1,554
* Dionex Corp.                                   57,898                    1,551
  LandAmerica Financial Group, Inc.              49,158                    1,548
  Libbey, Inc.                                   45,407                    1,548
* Conseco Inc.                                  774,051                    1,548
* MICROS Systems, Inc.                           55,787                    1,546
  CPB, Inc.                                      33,562                    1,542
* BE Avionics Inc.                              117,005                    1,542
  Carbo Ceramics Inc.                            41,689                    1,541
* Tejon Ranch Co.                                47,220                    1,539
* Inhale Therapeutic Systems                    154,996                    1,539
  Wallace Computer Services, Inc.                71,521                    1,538
* Silicon Storage Technology, Inc.              197,001                    1,537
* Renaissance Learning, Inc.                     75,952                    1,536
* Itron, Inc.                                    58,532                    1,535
* Rare Hospitality International Inc.            56,986                    1,534
* Endo Pharmaceuticals
    Holdings, Inc.                              218,946                    1,533
* Aramark Corp. Class B                          61,370                    1,531
* Sunrise Assisted Living, Inc.                  57,113                    1,531
  MacDermid, Inc.                                71,959                    1,530
* Alliance Imaging, Inc.                        112,966                    1,525
  Redwood Trust, Inc. REIT                       48,391                    1,524
* Right Management
    Consultants, Inc.                            57,960                    1,524
  Great American Financial
    Resources, Inc.                              78,914                    1,523
* Albany Molecular Research, Inc.                72,020                    1,523
* Avocent Corp.                                  95,621                    1,522
* Kronos, Inc.                                   49,827                    1,519
--------------------------------------------------------------------------------
16

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Hooper Holmes, Inc.                           188,133                 $  1,518
  Amcore Financial, Inc.                         65,490                    1,517
* Kulicke & Soffa Industries, Inc.              122,440                    1,517
* Aviall Inc.                                   108,080                    1,513
  Watsco, Inc.                                   82,813                    1,512
* Global Industries Ltd.                        216,286                    1,512
* W-H Energy Services, Inc.                      68,199                    1,511
  Watts Industries Class A                       76,054                    1,510
* Mediacom Communications Corp.                 193,750                    1,509
  Glimcher Realty Trust REIT                     82,022                    1,509
* Advanced Energy Industries, Inc.               67,958                    1,507
* HNC Software, Inc.                             90,246                    1,507
  Belden, Inc.                                   72,251                    1,506
* Financial Federal Corp.                        44,838                    1,504
* School Specialty, Inc.                         56,635                    1,504
* Pathmark Stores, Inc.                          79,904                    1,503
  Wintrust Financial Corp.                       43,456                    1,502
  Irwin Financial Corp.                          74,637                    1,500
  Florida East Coast Industries, Inc.
    Class A                                      59,274                    1,500
* Water Pik Technologies, Inc.                  119,872                    1,500
  Elcor Corp.                                    54,074                    1,499
* ExpressJet Holdings, Inc.                     114,764                    1,498
* Progress Software Corp.                       101,316                    1,495
  N L Industries, Inc.                           98,012                    1,495
* CSK Auto Corp.                                106,836                    1,489
* Exult Inc.                                    228,526                    1,485
  American States Water Co.                      56,305                    1,483
  Madison Gas & Electric Co.                     53,176                    1,481
* Maverick Tube Corp.                            98,638                    1,480
  USEC Inc.                                     167,639                    1,475
* California Pizza Kitchen, Inc.                 59,431                    1,474
* Bally Total Fitness Holding Corp.              78,695                    1,472
* Dycom Industries, Inc.                        125,909                    1,472
  Sauer-Danfoss, Inc.                           129,557                    1,472
* LTX Corp.                                     103,059                    1,472
* MTR Gaming Group Inc.                          88,114                    1,472
* Tower Automotive, Inc.                        105,407                    1,470
* Palm Harbor Homes, Inc.                        74,010                    1,470
  Vital Signs, Inc.                              40,657                    1,470
* J. Jill Group, Inc.                            38,713                    1,469
* Photronics Labs Inc.                           77,511                    1,468
* The Gymboree Corp.                             91,480                    1,466
  PS Business Parks, Inc. REIT                   41,915                    1,465
  Koger Equity, Inc. REIT                        75,739                    1,462
* Quanta Services, Inc.                         147,993                    1,461
  W Holding Co., Inc.                            60,406                    1,461
  Brown Shoe Co., Inc.                           51,886                    1,458
* Magnum Hunter Resources Inc.                  184,434                    1,455
  Acuity Brands, Inc.                            79,848                    1,453
  Rollins, Inc.                                  71,433                    1,453
  K-Swiss, Inc.                                  55,858                    1,451
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* ATMI, Inc.                                     64,792                   $1,449
* Alaska Air Group, Inc.                         55,465                    1,448
* Ultra Petroleum Corp.                         190,641                    1,447
  United Community Banks, Inc.                   48,674                    1,442
* Coinstar, Inc.                                 58,847                    1,439
  Kansas City Life Insurance Co.                 37,173                    1,437
* Rogers Corp.                                   51,643                    1,436
* Cerus Corp.                                    42,371                    1,436
  Arch Chemicals, Inc.                           58,703                    1,434
  United National Bancorp                        62,275                    1,432
* Pediatrix Medical Group, Inc.                  57,237                    1,431
  The Trust Co. of New Jersey                    55,653                    1,430
* International Multifoods Corp.                 54,226                    1,429
  McGrath Rent Corp.                             55,146                    1,429
  U.S.B. Holding Co., Inc.                       70,095                    1,426
  Harleysville Group, Inc.                       51,400                    1,425
  First Source Corp.                             57,600                    1,424
* bebe stores, inc                               70,150                    1,423
* BankUnited Financial Corp.                     74,323                    1,423
* Trammell Crow Co.                              98,378                    1,422
* AmSurg Corp.                                   54,100                    1,421
  Stewart & Stevenson
    Services, Inc.                               80,080                    1,421
  First Charter Corp.                            78,569                    1,421
* ImClone Systems, Inc.                         163,340                    1,420
* FreeMarkets, Inc.                             100,390                    1,419
* Macrovision Corp.                             108,022                    1,416
* SERENA Software, Inc.                         103,382                    1,416
  A. Schulman Inc.                               66,007                    1,416
  Nash-Finch Co.                                 44,294                    1,416
* InterMune Inc.                                 67,012                    1,414
* Kindred Healthcare, Inc.                       31,649                    1,412
  Mid-State Bancshares                           73,113                    1,411
  Inter-Tel, Inc.                                82,221                    1,407
* First Federal Financial Corp.                  48,353                    1,402
  Westbanco Inc.                                 59,071                    1,401
* Infonet Services Corp.                        569,233                    1,400
* Chiles Offshore, Inc.                          57,697                    1,399
  Apogee Enterprises, Inc.                       97,385                    1,398
* Aftermarket Technology Corp.                   71,731                    1,398
* Genencor International Inc.                   142,662                    1,397
* Kroll Inc.                                     66,570                    1,397
* Penwest Pharmaceuticals Co.                    71,614                    1,396
  Value Line, Inc.                               33,946                    1,396
* Corrections Corp. of America REIT              80,702                    1,396
* Quantum Corp.                                 332,170                    1,395
* Electro Scientific Industries, Inc.            57,404                    1,395
* Newpark Resources, Inc.                       189,703                    1,394
  Town & Country Trust REIT                      62,183                    1,393
* INAMED Corp.                                   52,100                    1,392
  Community Trust Bancorp Inc.                   49,435                    1,390
* Southwestern Energy Co.                        91,528                    1,389
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
  JP Realty Inc. REIT                            52,111               $    1,389
* Dril-Quip, Inc.                                54,972                    1,387
* Atwood Oceanics, Inc.                          36,658                    1,387
* Borland Software Corp.                        134,569                    1,386
* XM Satellite Radio Holdings, Inc.             188,512                    1,386
* Handleman Co.                                  95,769                    1,385
  Novastar Financial, Inc. REIT                  38,700                    1,384
  Independent Bank Corp. (MA)                    60,391                    1,382
* Biosite Inc.                                   49,015                    1,380
* RealNetworks, Inc.                            338,993                    1,380
  Northwest Bancorp, Inc.                       104,236                    1,377
  Curtiss-Wright Corp.                           17,243                    1,377
* DuPont Photomasks, Inc.                        42,330                    1,375
  Caraustar Industries, Inc.                    110,159                    1,375
  Medford Bancorp, Inc.                          39,362                    1,371
  Coca-Cola Bottling Co.                         31,883                    1,371
  Seacoast Banking Corp.
    of Florida                                   23,747                    1,371
  IRT Property Co. REIT                         108,705                    1,370
* Littelfuse, Inc.                               59,212                    1,370
  Kilroy Realty Corp. REIT                       51,195                    1,369
  Argonaut Group, Inc.                           63,904                    1,369
* FileNET Corp.                                  94,350                    1,368
* Sinclair Broadcast Group, Inc.                 94,733                    1,368
* Priceline.com Inc.                            489,716                    1,366
* Hyperion Solutions Corp.                       74,916                    1,366
* Aerosonic Corp.                                57,454                    1,366
* i2 Technologies, Inc.                         920,653                    1,363
* Checkpoint Systems, Inc.                      116,192                    1,359
* Myriad Genetics, Inc.                          66,729                    1,357
* United Defense Industries Inc.                 59,000                    1,357
* Vitesse Semiconductor Corp.                   428,694                    1,355
  OceanFirst Financial Corp.                     56,100                    1,354
* Stage Stores, Inc.                             38,885                    1,351
* American Tower Corp. Class A                  390,951                    1,349
* Boca Resorts, Inc. Class A                    101,743                    1,348
  Metris Cos., Inc.                             161,960                    1,346
  Hancock Fabrics, Inc.                          72,470                    1,346
  Interface, Inc.                               167,273                    1,345
* Actuant Corp.                                  32,597                    1,345
  UAL Corp.                                     117,386                    1,343
  NBT Bancorp, Inc.                              74,246                    1,342
  Movado Group, Inc.                             54,534                    1,342
* Regeneron Pharmaceuticals, Inc.                92,357                    1,340
  NUI Corp.                                      49,158                    1,340
* Foamex International, Inc.                    120,457                    1,338
* Alexander's, Inc. REIT                         17,416                    1,338
* Footstar Inc.                                  54,675                    1,337
  Monsanto Co.                                   75,123                    1,337
* Internet Security Systems, Inc.               101,830                    1,336
  Arrow Financial Corp.                          39,291                    1,336
* The Sports Authority, Inc.                    117,530                    1,335
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Cumulus Media Inc.                             96,881              $     1,335
  Bowne & Co., Inc.                              90,538                    1,335
* Photon Dynamics, Inc.                          44,434                    1,333
* InVision Technologies, Inc.                    55,444                    1,332
* Western Digital Corp.                         407,953                    1,326
* Bright Horizons Family
    Solutions, Inc.                              40,036                    1,326
* Atrix Laboratories, Inc.                       59,561                    1,325
* Interdigital Communications Corp.             146,362                    1,325
* Cirrus Logic                                  176,668                    1,323
  C & D Technologies, Inc.                       73,350                    1,322
* VISX Inc.                                     121,238                    1,321
* A.C. Moore Arts & Crafts, Inc.                 28,093                    1,320
  Longview Fibre Co.                            139,976                    1,319
  Schweitzer-Mauduit
    International, Inc.                          53,593                    1,318
* Silicon Image, Inc.                           215,149                    1,317
  Chesapeake Corp. of Virginia                   49,799                    1,311
* Martek Biosciences Corp.                       62,632                    1,310
* Power Integrations, Inc.                       73,203                    1,310
  Getty Realty Holding Corp. REIT                64,550                    1,307
  Empire District Electric Co.                   63,696                    1,306
  Spartan Motors, Inc.                           85,827                    1,303
* WebEx Communications, Inc.                     81,912                    1,302
  Riggs National Corp.                           87,323                    1,302
  Greif Brothers Corp. Class A                   38,983                    1,301
  First Sentinel Bancorp Inc.                    94,499                    1,300
* CorVel Corp.                                   38,682                    1,296
* InFocus Corp.                                 109,978                    1,296
  First Commonwealth
    Financial Corp.                              96,538                    1,296
* Benihana Inc. Class A                          68,680                    1,294
  Wellman, Inc.                                  77,202                    1,293
* AirTran Holdings, Inc.                        241,283                    1,291
  EastGroup Properties, Inc. REIT                50,525                    1,287
* Standard Microsystem Corp.                     54,474                    1,286
* Goody's Family Clothing                       112,317                    1,285
* Powerwave Technologies, Inc.                  140,093                    1,283
* Kopin Corp.                                   194,182                    1,282
  Landauer, Inc.                                 33,425                    1,281
  Pulitzer, Inc.                                 24,650                    1,279
* Syntel, Inc.                                  103,365                    1,278
* Input/Output, Inc.                            141,658                    1,275
  Flushing Financial Corp.                       62,171                    1,274
* Reliant Resources, Inc.                       145,452                    1,273
  The Laclede Group, Inc.                        54,200                    1,273
  Barnes Group, Inc.                             55,433                    1,269
* URS Corp.                                      45,641                    1,269
  CB Bancshares Inc. (HI)                        33,221                    1,259
  MeriStar Hospitality Corp. REIT                82,518                    1,258
  Pennsylvania REIT                              46,380                    1,257
* Genta Inc.                                    151,621                    1,257
--------------------------------------------------------------------------------
18

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Transaction Systems
    Architects, Inc.                            106,840              $     1,256
* Christopher & Banks Corp.                      29,700                    1,256
* Alliance Data Systems Corp.                    49,100                    1,254
  World Fuel Services Corp.                      51,285                    1,251
  Holly Corp.                                    74,688                    1,251
  Interpool, Inc.                                72,438                    1,250
* Mercury Computer Systems, Inc.                 57,641                    1,249
  Great Southern Bancorp, Inc.                   31,368                    1,248
* Applica Inc.                                  100,609                    1,248
* Insight Communications Co., Inc.              106,244                    1,246
* GameStop Corp.                                 59,300                    1,245
* Trimble Navigation Ltd.                        80,292                    1,245
  Columbia Bancorp                               52,674                    1,244
  Phillips-Van Heusen Corp.                      79,629                    1,242
* Shuffle Master, Inc.                           67,545                    1,241
* MPS Group, Inc.                               145,747                    1,239
* American Medical Security
    Group, Inc.                                  51,747                    1,239
  JDN Realty Corp. REIT                          99,326                    1,239
  LSI Industries Inc.                            67,354                    1,237
* IDX Systems Corp.                              95,018                    1,237
  NACCO Industries, Inc. Class A                 21,292                    1,237
* Information Resources, Inc.                   131,729                    1,237
* ChipPAC, Inc.                                 199,953                    1,236
  Pacific Capital Bancorp                        51,684                    1,234
  WSFS Financial Corp.                           47,641                    1,232
* The Advisory Board Co.                         34,000                    1,232
* Nautica Enterprises, Inc.                      94,624                    1,229
* Symyx Technologies                             88,077                    1,226
  Gold Banc Corp., Inc.                         111,612                    1,224
  National Health Investors REIT                 76,452                    1,223
  Berry Petroleum Class A                        72,474                    1,221
* Strattec Security Corp.                        22,047                    1,220
* William Lyon Homes, Inc.                       46,986                    1,217
* Guitar Center, Inc.                            65,600                    1,217
* First Republic Bank                            44,559                    1,215
* BroadWing Inc.                                467,143                    1,215
  Fred's, Inc.                                   33,020                    1,214
  ChemFirst Inc.                                 42,342                    1,213
  Community Bank System, Inc.                    37,576                    1,212
* Stewart Enterprises, Inc. Class A             190,051                    1,211
* Gulfmark Offshore, Inc.                        29,210                    1,210
* Pre-Paid Legal Services, Inc.                  60,698                    1,208
* Pegasus Solutions Inc.                         69,016                    1,208
* Dura Automotive Systems, Inc.                  58,127                    1,206
  Connecticut Water Services, Inc.               39,555                    1,206
  First Place Financial Corp.                    60,548                    1,206
* Newport Corp.                                  76,963                    1,205
* Swift Energy Co.                               77,197                    1,204
* Gartner, Inc. Class A                         121,000                    1,203
* Tularik, Inc.                                 131,042                    1,202
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Bandag, Inc.                                   42,404               $    1,201
* ProBusiness Services, Inc.                     82,277                    1,199
* Radiant Systems, Inc.                          91,906                    1,198
* Cable Design Technologies Corp.               111,279                    1,196
* Cubist Pharmaceuticals, Inc.                  127,116                    1,196
* Volt Information Sciences Inc.                 48,825                    1,196
* Ultratech Stepper, Inc.                        73,795                    1,195
* Cole National Corp. Class A                    62,850                    1,194
  United Fire & Casualty Co.                     31,555                    1,192
* Pacer International, Inc.                      69,050                    1,190
* PAREXEL International Corp.                    85,562                    1,190
* Ionics, Inc.                                   49,007                    1,188
* Forrester Research, Inc.                       61,057                    1,184
* Learning Tree International, Inc.              63,665                    1,180
* RehabCare Group, Inc.                          49,100                    1,180
  Herbalife International Class A                61,709                    1,179
  MCG Capital Corp.                              70,500                    1,178
  Lance, Inc.                                    80,790                    1,178
* Gulf Island Fabrication, Inc.                  64,111                    1,176
* Key Production Co., Inc.                       60,290                    1,176
  Cascade Bancorp                                65,106                    1,172
* On Assignment, Inc.                            65,765                    1,171
* Shoe Carnival, Inc.                            54,816                    1,170
* Hollywood Casino Corp.                        108,240                    1,169
* Unifi, Inc.                                   107,117                    1,168
* Durect Corp.                                  145,768                    1,166
* j2 Global Communications, Inc.                 70,952                    1,166
* dELiA*s Corp. Class A                         228,457                    1,165
* SurModics, Inc.                                44,818                    1,165
  Standard Commercial Tobacco Co.                53,631                    1,164
  Kellwood Co.                                   35,800                    1,164
  Parkway Properties Inc. REIT                   32,007                    1,159
* EMS Technologies, Inc.                         55,987                    1,158
  Helix Technology Corp.                         56,222                    1,158
* Omega Healthcare Investors, Inc.
    REIT                                        152,787                    1,158
  Omega Financial Corp.                          31,720                    1,158
* National Western Life
    Insurance Co. Class A                        10,049                    1,155
  Penn Virginia Corp.                            29,614                    1,154
* Midway Games Inc.                             135,804                    1,154
* Informatica Corp.                             162,596                    1,153
* Clark/Bardes Inc.                              50,440                    1,152
  First Financial Corp./Indiana                  22,401                    1,152
* Advanced Digital
    Information Corp.                           136,597                    1,152
  Gorman-Rupp Co.                                36,513                    1,150
  Oriental Financial Group Inc.                  45,339                    1,150
* Ligand Pharmaceuticals Inc.
    Class B                                      79,143                    1,148
* Gardner Denver Inc.                            57,369                    1,147
* Theragenics Corp.                             135,943                    1,146
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
* TransMontaigne Inc.                           189,407               $    1,146
* Gene Logic Inc.                                81,833                    1,146
* Tekelec                                       142,627                    1,145
* GlobespanVirata, Inc.                         295,034                    1,142
* Enzo Biochem, Inc.                             79,631                    1,141
* Eon Labs, Inc.                                 63,500                    1,140
  CTS Corp.                                      94,797                    1,140
  Corporate Office Properties
    Trust, Inc. REIT                             78,160                    1,140
  First Financial Bankshares, Inc.               27,228                    1,139
  Middlesex Water Co.                            43,357                    1,139
* TETRA Technologies, Inc.                       42,693                    1,133
* Boyd Gaming Corp.                              78,766                    1,131
* Medarex, Inc.                                 152,381                    1,131
* RailAmerica, Inc.                             104,432                    1,130
* Zoll Medical Corp.                             34,732                    1,130
* Vail Resorts Inc.                              66,008                    1,129
* Insurance Auto Auctions, Inc.                  57,876                    1,129
* WMS Industries, Inc.                           92,042                    1,128
* Perry Ellis International Corp.                73,977                    1,125
* Joy Global Inc.                                63,400                    1,125
  Chemed Corp.                                   29,806                    1,123
  Newmil Bancorp, Inc.                           56,050                    1,123
* Exelixis, Inc.                                149,092                    1,123
* Tweeter Home
    Entertainment Group, Inc.                    68,700                    1,123
* Macromedia, Inc.                              125,987                    1,118
  Pilgrim's Pride Corp.                          79,751                    1,117
  Ameron International Corp.                     15,548                    1,116
  RPC Inc.                                       94,562                    1,116
* PICO Holdings, Inc.                            67,331                    1,116
* Documentum, Inc.                               92,776                    1,113
* Buckeye Technology, Inc.                      111,297                    1,113
* UNOVA, Inc.                                   170,836                    1,109
  Crawford & Co. Class B                        136,053                    1,107
* Hecla Mining Co.                              236,108                    1,105
* SOURCECORP, Inc.                               41,607                    1,103
  Bassett Furniture Industries, Inc.             56,461                    1,101
* Tyler Technologies, Inc.                      206,734                    1,100
* Heidrick & Struggles
    International, Inc.                          55,040                    1,099
* Lydall, Inc.                                   72,067                    1,099
* NCI Building Systems, Inc.                     61,740                    1,099
* Radio One, Inc. Class D                        73,870                    1,098
* CompuCredit Corp.                             156,027                    1,098
* Skechers U.S.A., Inc.                          50,793                    1,098
* Navigators Group, Inc.                         40,976                    1,097
  MTS Systems Corp.                              87,386                    1,097
* Power-One, Inc.                               176,211                    1,096
  Tanger Factory Outlet
    Centers, Inc. REIT                           37,522                    1,096
  Riviana Foods, Inc.                            43,203                    1,096
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Provident Financial Holdings, Inc.             32,586               $    1,095
  Advanced Marketing Services                    59,795                    1,094
* American Medical Systems
    Holdings, Inc.                               54,500                    1,093
  Kramont Realty Trust REIT                      68,328                    1,093
* McDermott International, Inc.                 134,829                    1,092
  Bel Fuse, Inc. Class B                         40,350                    1,091
* CIMA Labs Inc.                                 45,231                    1,091
  RFS Hotel Investors, Inc. REIT                 80,471                    1,090
* Impax Laboratories, Inc.                      145,300                    1,088
  First Federal Capital Corp.                    49,219                    1,088
  Alico, Inc.                                    36,961                    1,086
* Mesa Air Group Inc.                           118,060                    1,086
  Mid Atlantic Realty Trust REIT                 61,655                    1,085
* Quaker City Bancorp, Inc.                      26,122                    1,082
  Myers Industries, Inc.                         63,426                    1,080
* United Natural Foods, Inc.                     55,300                    1,078
* Ventana Medical Systems, Inc.                  49,088                    1,077
* Aeroflex, Inc.                                154,694                    1,075
* Drexler Technology Corp.                       49,751                    1,075
* Dendrite International, Inc.                  110,875                    1,072
* Mastec Inc.                                   145,596                    1,072
  Quaker Chemical Corp.                          43,677                    1,070
* Vignette Corp.                                542,330                    1,068
* Consolidated Graphics, Inc.                    56,879                    1,068
  Crown American Realty Trust
    REIT                                        113,465                    1,067
* Sequa Corp. Class A                            16,297                    1,066
  Capstead Mortgage Corp. REIT                   47,326                    1,065
* Remington Oil & Gas Corp.                      53,452                    1,065
* Lifeline Systems, Inc.                         40,318                    1,062
  LSB Corp.                                      77,150                    1,061
* InterCept, Inc.                                51,146                    1,060
* Boston Beer Co., Inc. Class A                  66,314                    1,059
* Spherion Corp.                                 88,991                    1,059
* General Maritime Corp.                        107,942                    1,058
  Hudson River Bancorp. Inc.                     39,187                    1,058
* Nextel Partners, Inc.                         350,955                    1,056
  The Stride Rite Corp.                         131,869                    1,055
* Energy Conversion Devices, Inc.                67,218                    1,055
* Echelon Corp.                                  81,782                    1,053
* Hutchinson Technology, Inc.                    67,298                    1,053
* Capital Corp. of the West                      55,451                    1,052
* Silicon Graphics, Inc.                        356,453                    1,048
* Korn/Ferry International                      115,139                    1,048
* Avatar Holding, Inc.                           37,366                    1,048
* Metro One
    Telecommunications, Inc.                     74,994                    1,047
  Heritage Financial Corp.                       65,338                    1,045
* FuelCell Energy, Inc.                         101,348                    1,043
* Acclaim Entertainment Inc.                    295,419                    1,043
  Coachmen Industries, Inc.                      72,350                    1,042
--------------------------------------------------------------------------------
20

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Nastech Pharmaceutical Co., Inc.               63,397                 $  1,042
* United Therapeutics Corp.                      84,231                    1,041
* Verity, Inc.                                   93,875                    1,041
* Scientific Games Corp.                        131,113                    1,041
* Hologic, Inc.                                  67,126                    1,040
* eFunds Corp.                                  109,545                    1,039
  Lindsay Manufacturing Co.                      44,895                    1,039
* Diversa Corp.                                 104,345                    1,038
* Intermagnetics General Corp.                   51,380                    1,038
* Isis Pharmaceuticals, Inc.                    109,130                    1,038
  BSB Bancorp, Inc.                              38,898                    1,038
* Coldwater Creek Inc.                           42,528                    1,038
* Petroleum Helicopters, Inc.                    35,415                    1,037
* webMethods, Inc.                              104,545                    1,035
* Daisytek International Corp.                   60,977                    1,034
  Pioneer Standard Electronics Inc.              99,509                    1,034
  Southwest Bancorp, Inc.                        37,276                    1,033
* Hawthorne Financial Corp.                      31,840                    1,032
  Advanta Corp. Class A                          94,869                    1,030
* Guess ?, Inc.                                 142,828                    1,028
* Royal Appliance
    Manufacturing Co.                           161,590                    1,028
* Thoratec Corp.                                114,100                    1,026
* Transcontinental Realty
    Investors, Inc. REIT                         51,752                    1,026
* Nuevo Energy Co.                               64,823                    1,024
* United Capital Corp.                           42,092                    1,023
* Vivus, Inc.                                   150,794                    1,021
* Kmart Corp.                                   986,453                    1,016
* Friendly Ice Cream Corp.                      132,743                    1,015
* CV Therapeutics, Inc.                          54,500                    1,015
* ShopKo Stores, Inc.                            50,751                    1,014
  Fremont General Corp.                         242,145                    1,012
  Peoples Holding Co.                            24,651                    1,011
* Local Financial Corp.                          61,798                    1,008
* SonicWALL, Inc.                               200,670                    1,007
* Pegasystems Inc.                              111,612                    1,007
  Universal Health Realty Income
    REIT                                         38,078                    1,005
* Playboy Enterprises, Inc. Class B              78,714                    1,004
* Material Sciences Corp.                        71,562                    1,003
* K2 Inc.                                       102,771                    1,003
* Identix, Inc.                                 137,387                    1,003
  Equity Inns, Inc. REIT                        125,240                    1,002
* SpeedFam-IPEC, Inc.                           191,022                    1,001
  Milacron Inc.                                  97,033                      999
  Sealed Air Corp. Cvt. Pfd                      24,451                      999
* The Dress Barn, Inc.                           64,506                      998
* The Buckle, Inc.                               40,137                      992
* Cadiz Inc.                                    116,677                      992
* Spanish Broadcasting
    System, Inc.                                 99,147                      991
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Prosperity Bancshares, Inc.                    54,400                   $  991
  National Presto Industries, Inc.               30,963                      991
* Molecular Devices Corp.                        55,581                      989
* Finisar Corp.                                 417,429                      989
* Department 56 Inc.                             60,719                      989
* Monaco Coach Corp.                             45,600                      988
* Northwest Pipe Co.                             42,210                      988
* Encore Wire Corp.                              69,413                      988
* NPS Pharmaceuticals Inc.                       64,381                      986
* Sola International Inc.                        85,758                      986
* World Wrestling
    Entertainment, Inc.                          69,737                      986
  Banner Corp.                                   39,659                      982
  Associated Estates
    Realty Corp. REIT                            92,587                      981
  Ryerson Tull, Inc.                             84,265                      980
  AAR Corp.                                      97,106                      980
* Oregon Steel Mills, Inc.                      163,128                      979
* Incyte Genomics, Inc.                         134,451                      977
* Mothers Work, Inc.                             24,800                      975
  Angelica Corp.                                 56,619                      974
* Digital Insight Corp.                          59,164                      973
* Crown Media Holdings, Inc.                    123,240                      972
  Fidelity Bancorp, Inc.                         45,073                      971
  Correctional Properties
    Trust REIT                                   44,145                      971
* Per-Se Technologies, Inc.                     105,360                      969
  Wabash National Corp.                          96,885                      969
  Granite State Bankshares, Inc.                 30,234                      967
* Young Broadcasting Inc.                        54,330                      966
* SITEL Corp.                                   309,491                      966
* Racing Champions ERTL Corp.                    52,100                      962
  State Financial Services Corp.
    Class A                                      65,526                      960
* Danielson Holdings Corp.                      188,455                      957
* Adolor Corp.                                   84,616                      953
  Fleetwood Enterprises, Inc.                   109,432                      952
* IDT Corp. Class B                              58,342                      952
  Unizan Financial Corp.                         44,434                      951
* Websense, Inc.                                 37,202                      951
* Pixelworks, Inc.                              113,281                      950
* Pinnacle Systems, Inc.                         86,481                      950
* Cell Genesys, Inc.                             70,399                      950
  Massbank Corp.                                 26,836                      949
* MedCath Corp.                                  55,200                      944
  Landry's Restaurants, Inc.                     36,993                      944
* Advanced Neuromodulation
    Systems, Inc.                                30,900                      942
* Buca, Inc.                                     49,400                      941
  Apex Mortgage Capital, Inc. REIT               62,740                      939
* S1 Corp.                                      126,893                      938
* Lifecore Biomedical Inc.                       81,967                      938
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
  Sizeler Property Investors, Inc.
    REIT                                         85,988                 $    937
  Senior Housing Properties
    Trust REIT                                   59,650                      937
  Innkeepers USA Trust REIT                      97,679                      936
* Collins & Aikman Corp.                        102,828                      936
* Microtune, Inc.                               104,852                      934
* Paradyne Networks, Inc.                       238,707                      933
* United Online, Inc.                            77,563                      932
  Bryn Mawr Bank Corp.                           23,122                      932
* Systems & Computer
    Technology Corp.                             68,932                      931
* 1-800-FLOWERS.COM, Inc.                        83,325                      930
* Prima Energy Corp.                             40,742                      929
* Kensey Nash Corp.                              57,308                      928
* The Topps Co., Inc.                            92,172                      927
* Penn National Gaming, Inc.                     51,080                      927
* Intuitive Surgical, Inc.                      109,386                      926
* World Acceptance Corp.                        110,217                      926
  Allegiant Bancorp, Inc.                        50,800                      923
  Greater Delaware Valley
    Savings Bank                                 35,315                      923
  Oxford Industries, Inc.                        32,920                      922
* HPL Technologies, Inc.                         61,200                      922
* Casella Waste Systems, Inc.                    76,708                      921
* Touch America Holdings, Inc.                  334,992                      921
* Antigenics, Inc.                               93,324                      919
* Cyberonics, Inc.                               70,062                      919
* Rambus Inc.                                   224,707                      919
  First South Bancorp, Inc.                      25,320                      918
* Bio-Technology General Corp.                  152,512                      917
* DVI, Inc.                                      47,469                      916
  Merchants Bancshares, Inc.                     32,229                      916
* Administaff, Inc.                              91,581                      916
  CPI Corp.                                      48,147                      915
  MutualFirst Financial Inc.                     47,853                      913
* Genesis Health Ventures, Inc.                  45,409                      912
* Labor Ready, Inc.                             155,811                      911
  Second Bancorp, Inc.                           33,251                      908
* Therma-Wave Inc.                               79,653                      907
  Centennial Bancorp                            114,697                      904
* Conexant Systems, Inc.                        557,678                      903
* Concord Communications, Inc.                   54,725                      902
* Tenneco Automotive, Inc.                      144,063                      902
* Charles River Associates Inc.                  44,976                      901
* ArthroCare Corp.                               70,082                      901
* Champion Enterprises, Inc.                    160,232                      901
* Superior Consultant
    Holdings Corp.                              156,588                      900
* Enesco Group, Inc.                            102,983                      900
* Wackenhut Corrections Corp.                    59,923                      897
* UTStarcom, Inc.                                44,447                      896
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Mykrolis Corp.                                 75,863                $     896
* The Neiman Marcus Group, Inc.
    Class B                                      27,740                      895
* Manugistics Group, Inc.                       146,459                      895
  Charter Financial Corp.                        31,400                      894
* S&K Famous Brands Inc.                         72,733                      891
* Kyphon Inc.                                    61,100                      891
* eResearch Technology, Inc.                     35,158                      890
* Inrange Technologies Corp.                    187,072                      889
  Oneida Ltd.                                    46,400                      889
* Steven Madden, Ltd.                            44,800                      888
* MSCI, Inc.                                     78,993                      888
  Three Rivers Bancorp, Inc.                     49,837                      888
  Sandy Spring Bancorp, Inc.                     27,552                      886
  Midwest Banc Holdings, Inc.                    29,620                      885
* Petrocorp, Inc.                                92,260                      885
* Versicor, Inc.                                 65,764                      885
* Universal Electronics, Inc.                    59,117                      884
* National Dentex Corp.                          36,595                      883
* Proxim Corp. Class A                          294,377                      883
* Raindance Communications, Inc.                153,315                      882
  Consolidated-Tomoka Land Co.                   43,920                      881
  UniFirst Corp.                                 34,946                      880
* Technisource, Inc.                            221,564                      880
* Plug Power, Inc.                              111,148                      879
* NS Group Inc.                                  94,974                      879
* Helen of Troy Corp.                            75,428                      878
  SJW Corp.                                      10,839                      878
* PracticeWorks Inc.                             48,771                      878
  FBR Asset Investment Corp. REIT                26,300                      877
  Atlanta Sosnoff Capital Corp.                  80,575                      874
* Curative Health Services Inc.                  52,061                      874
  Winston Hotels, Inc. REIT                      91,994                      873
  X-Rite Inc.                                   101,465                      873
* Hexcel Corp.                                  200,421                      872
  CIRCOR International, Inc.                     50,701                      870
* MemberWorks, Inc.                              46,806                      867
* Todd Shipyards Corp.                           69,051                      867
* Layne Christensen Co.                          93,605                      866
* Impath, Inc.                                   48,205                      865
* Columbia Banking System, Inc.                  67,022                      865
  Century Bancorp, Inc. Class A                  31,610                      865
  Virco Manufacturing Corp.                      63,650                      863
* SeeBeyond Technology Corp.                    278,219                      862
* Conceptus, Inc.                                52,300                      862
* Sonus Networks, Inc.                          426,671                      862
  Federal Agricultural
    Mortgage Corp. Class A                       37,006                      860
* Stoneridge, Inc.                               45,671                      854
  Horizon Financial Corp.                        57,968                      853
  Independent Bank Corp. (MI)                    26,994                      852
* Beasley Broadcast Group, Inc.                  57,750                      852
--------------------------------------------------------------------------------
22

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* CryoLife Inc.                                  52,962                   $  851
  Cash America International Inc.                92,428                      850
  A.O. Smith Corp.                               27,564                      849
  Republic Bancorp, Inc.                         56,822                      849
* Embrex, Inc.                                   38,781                      847
* Lin TV Corp.                                   31,300                      846
* ParkerVision, Inc.                             44,098                      846
* AMC Entertainment, Inc.                        59,300                      842
* Agile Software Corp.                          115,723                      841
* Veritas DGC Inc.                               66,727                      841
* Neurogen Corp.                                 71,833                      840
* The Medicines Co.                              67,966                      838
* Actuate Software Corp.                        186,129                      838
* Loral Space & Communications                  844,484                      836
  Met-Pro Corp.                                  57,552                      836
* Dynamics Research Corp.                        34,554                      836
* Concurrent Computer Corp.                     179,525                      835
* OraSure Technologies, Inc.                    128,276                      834
* Navigant International, Inc.                   53,742                      831
* Digital River, Inc.                            90,439                      831
* SuperGen, Inc.                                114,290                      830
  Methode Electronics, Inc. Class A              64,901                      829
* Tanox, Inc.                                    76,344                      827
* PTEK Holdings, Inc.                           142,832                      826
  NYMAGIC, Inc.                                  55,136                      824
* Impco Technologies Inc.                        62,826                      823
  St. Francis Capital Corp.                      33,120                      821
* Forgent Networks, Inc.                        164,155                      821
* Remec, Inc.                                   146,150                      820
* Imagistics International Inc.                  38,188                      820
* Syms Corp.                                    122,548                      819
* Mobile Mini, Inc.                              47,869                      819
* McAfee.com Corp.                               55,901                      818
  A.M. Castle & Co.                              65,486                      817
* Riverstone Networks, Inc.                     260,905                      817
* Wind River Systems Inc.                       162,767                      815
* Legato Systems, Inc.                          226,430                      815
* First Consulting Group, Inc.                   94,649                      814
* Pericom Semiconductor Corp.                    70,231                      814
* CuraGen Corp.                                 147,617                      813
* Stanley Furniture Co., Inc.                    30,300                      811
* Mortons Restaurant Group                       53,548                      808
* ILEX Oncology, Inc.                            57,284                      807
  Blair Corp.                                    31,481                      805
* American Physicians Capital, Inc.              43,600                      805
* Mail-Well, Inc.                               154,575                      804
* Integra LifeSciences Holdings                  36,856                      802
* SafeNet, Inc.                                  57,498                      802
* Magma Design Automation, Inc.                  47,672                      801
* Avid Technology, Inc.                          86,356                      800
* Audiovox Corp.                                100,435                      798
  Tremont Corp.                                  26,760                      797
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  East West Bancorp, Inc.                        23,000              $       794
  Steelcase Inc.                                 59,329                      794
  Donnelly Corp.                                 29,403                      794
  Santander BanCorp                              45,272                      792
* Designs, Inc.                                 116,787                      791
  Summit Bancshares, Inc.                        32,488                      789
  Central Vermont Public
    Service Corp.                                44,826                      789
* Phoenix Technologies Ltd.                      78,832                      788
* Instinet Group Inc.                           120,719                      787
* Kadant Inc.                                    47,689                      787
* C-COR Electronics, Inc.                       112,370                      787
* Jos. A. Bank Clothiers, Inc.                   44,075                      785
* Chalone Wine Group Ltd.                        87,126                      784
* MRO Software Inc.                              68,870                      784
* NYFIX, Inc.                                    92,008                      782
* Rudolph Technologies, Inc.                     31,312                      781
  Dimon Inc.                                    112,712                      780
  Atlantic Tele-Network, Inc.                    51,140                      777
  Southern Peru Copper Corp.                     51,847                      777
* FSI International, Inc.                       103,786                      775
* PDI, Inc.                                      49,881                      773
* AAON, Inc.                                     41,150                      772
* iGATE Corp.                                   167,026                      772
* U.S. Vision, Inc.                             204,549                      771
* infoUSA Inc.                                  140,466                      768
  Thomas Nelson, Inc.                            72,737                      768
* USG Corp.                                     109,473                      766
* Traffix, Inc.                                 156,033                      765
* Insignia Financial Group, Inc.                 78,597                      764
* The TriZetto Group, Inc.                       89,148                      762
  Oregon Trail Financial Corp.                   40,196                      760
* Lightbridge, Inc.                              92,500                      759
* ViaSat, Inc.                                   89,600                      755
  United Mobile Homes, Inc. REIT                 58,112                      755
* Magnatek, Inc.                                 76,178                      754
* Wesco International, Inc.                     119,681                      754
  Covest Bankshares, Inc.                        33,503                      752
* Price Legacy Corp. REIT                       195,031                      751
* ANADIGICS, Inc.                                91,090                      751
  AMCOL International Corp.                     116,332                      750
* Kforce Inc.                                   125,971                      750
* Startek, Inc.                                  28,024                      749
* FTI Consulting, Inc.                           21,400                      749
* Ciber, Inc.                                   103,339                      749
* Virage Logic Corp.                             57,504                      749
* Kendle International Inc.                      55,025                      748
* Giant Industries, Inc.                         93,508                      748
  Coastal Bancorp, Inc.                          23,544                      748
* Numerex Corp.                                  83,426                      747
  Dover Downs Gaming &
    Entertainment, Inc.                          58,958                      746
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
* PRIMEDIA Inc.                                 610,413                   $  745
  L. S. Starrett Co. Class A                     29,464                      744
* Titanium Metals Corp.                         187,272                      738
  Lone Star Steakhouse &
    Saloon, Inc.                                 31,238                      737
* Artesyn Technologies, Inc.                    113,544                      736
* Main Street & Main, Inc.                      116,400                      733
* 1-800 CONTACTS, Inc.                           54,100                      730
* Midas Inc.                                     58,335                      730
  Community Banks, Inc.                          24,776                      729
* Old Dominion Freight Line, Inc.                48,173                      725
* EZCORP, Inc.                                  204,109                      725
  Puerto Rican Cement Co., Inc.                  20,676                      724
* Redback Networks Inc.                         404,218                      724
* Enterasys Networks, Inc.                      406,082                      723
  Suffolk Bancorp                                19,758                      721
* Comstock Resources, Inc.                       94,835                      721
* TBC Corp.                                      45,375                      721
* Horizon Offshore, Inc.                         85,034                      718
* Triton PCS, Inc.                              184,016                      718
* Integrated Silicon Solution, Inc.              80,367                      717
  Meridian Bioscience Inc.                      103,835                      716
* Signal Technology Corp.                        76,263                      716
* Clayton Williams Energy, Inc.                  61,506                      713
* Westpoint Stevens, Inc.                       184,229                      713
  Ampco-Pittsburgh Corp.                         59,374                      712
  Keithley Instruments Inc.                      49,299                      712
* NaPro BioTherapeutics, Inc.                   108,376                      711
* Sykes Enterprises, Inc.                        92,459                      711
* Griffin Land & Nurseries, Inc.                 51,372                      710
* Keynote Systems Inc.                           96,984                      710
* Western Wireless Corp. Class A                218,924                      709
* Closure Medical Corp.                          50,614                      709
* NeoPharm, Inc.                                 56,362                      708
* Glamis Gold, Ltd.                              80,500                      708
* Ixia                                          121,187                      705
* Electroglas, Inc.                              70,116                      701
* Factory 2-U Stores Inc.                        50,360                      697
* Gadzooks, Inc.                                 55,368                      697
* Energy Partners, Ltd.                          79,139                      696
* Rainbow Technologies, Inc.                    141,468                      696
  LTC Properties, Inc. REIT                      82,830                      696
  Florida East Coast Industries, Inc.
    Class B                                      29,133                      693
  TF Financial Corp.                             29,984                      693
  Investors Real Estate Trust REIT               65,000                      693
  California Independent Bancorp                 35,307                      692
* MSC.Software Corp.                             77,226                      691
  American Land Lease, Inc. REIT                 45,230                      690
* ABIOMED, Inc.                                  81,309                      689
* Asbury Automotive Group, Inc.                  50,600                      688
  American National Financial, Inc.              44,400                      687
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* The Boyds Collection, Ltd.                    108,884                  $   685
* Torch Offshore, Inc.                           95,100                      685
* Midwest Express Holdings, Inc.                 51,728                      683
* International Specialty
    Products, Inc.                               88,643                      683
* Somera Communications, Inc.                    95,462                      682
* Garden Fresh Restaurant Corp.                  57,518                      682
  Resource America, Inc.                         64,666                      682
  Calgon Carbon Corp.                            80,921                      680
  General Cable Corp.                           107,839                      679
* Docucorp International, Inc.                   66,380                      679
* Progenics Pharmaceuticals, Inc.                55,242                      679
* RadiSys Corp.                                  58,278                      678
* SonoSite, Inc.                                 46,553                      672
  Ameriserv Financial Inc.                      146,559                      671
* Pinnacle Entertainment, Inc.                   63,123                      671
  First Federal Bancshares of
    Arkansas, Inc.                               26,225                      670
* Curon Medical Inc.                            192,760                      669
* Secure Computing Corp.                         88,482                      668
  Schnitzer Steel Industries, Inc.
    Class A                                      29,925                      668
* APAC Teleservices, Inc.                       113,013                      667
* Centillium Communications, Inc.                76,323                      666
* Micromuse Inc.                                148,841                      662
* CardioDynamics
    International Corp.                         177,968                      662
* Hoenig Group, Inc.                             62,830                      660
  Gentiva Health Services, Inc.                  73,245                      658
  First Bancorp (NC)                             23,913                      658
* Inet Technologies, Inc.                        97,288                      657
  Stepan Co.                                     23,220                      656
* XOMA Ltd.                                     164,369                      656
* Revlon, Inc. Class A                          132,392                      655
* Harmonic, Inc.                                178,958                      655
* Nu Horizons Electronics Corp.                  78,965                      655
  Allen Organ Co.                                15,974                      655
* First Mariner Bancorp, Inc.                    58,869                      654
  Howell Corp.                                   49,132                      653
* Regeneration Technologies, Inc.               108,138                      653
  Vesta Insurance Group, Inc.                   152,514                      653
  Medallion Financial Corp.                     123,226                      651
* Parker Drilling Co.                           198,437                      649
* Bruker Daltonics, Inc.                        164,172                      648
* Esperion Therapeutics, Inc.                   119,341                      648
* ePresence, Inc.                               172,311                      646
* Stratus Properties Inc.                        68,611                      646
  Hunt Corp.                                     59,416                      645
* Digene Corp.                                   54,806                      645
* The Penn Traffic Co.                           64,447                      644
* TriPath Imaging, Inc.                         147,386                      644
* SCP Pool Corp.                                 23,200                      644
--------------------------------------------------------------------------------
24

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  HF Financial Corp.                             51,464                 $    643
* Cost Plus, Inc.                                21,100                      643
* Interwoven, Inc.                              210,384                      642
  Patriot Bank Corp.                             45,732                      642
  North Valley Bancorp                           39,605                      642
  National Golf Properties, Inc. REIT            74,974                      641
* Tollgrade Communications, Inc.                 43,672                      641
* Triangle Pharmaceuticals, Inc.                235,951                      639
  Curtiss-Wright Corp. Class B                    8,412                      638
  American Home Mortgage
    Holdings, Inc.                               51,100                      638
* Inveresk Research Group Inc.                   49,000                      637
* The Good Guys, Inc.                           180,560                      637
* SpaceLabs Medical, Inc.                        44,846                      637
* Manufacturers' Services Ltd.                  133,978                      636
  Talx Corp.                                     33,500                      635
* LodgeNet Entertainment Corp.                   44,100                      635
* Multimedia Games Inc.                          29,100                      635
* The Exploration Co. of Delaware                94,300                      634
* CKE Restaurants Inc.                           55,609                      633
* Datastream Systems, Inc.                       89,095                      633
* Arkansas Best Corp.                            24,800                      632
* Worldwide Restaurant
    Concepts Inc.                               215,461                      631
  Green Mountain Power Corp.                     34,751                      631
* Dave & Busters, Inc.                           51,935                      630
* Lazare Kaplan International, Inc.              88,148                      630
  BNP Residential Properties, Inc.
    REIT                                         50,006                      630
* Talk America Holdings, Inc.                   152,399                      629
* Eclipsys Corp.                                 95,732                      628
* Florida Banks, Inc.                            76,069                      628
* Checkers Drive-In Restaurants, Inc.            52,741                      627
* Championship Auto Racing
    Teams, Inc.                                  63,600                      626
  Bush Industries, Inc.                          52,017                      624
* PLATO Learning, Inc.                           63,192                      624
* Galyan's Trading Co.                           28,000                      623
* Denbury Resources, Inc.                        60,500                      623
  HMN Financial, Inc.                            32,537                      620
* Prime Hospitality Corp.                        47,872                      620
* Computer Horizons Corp.                       127,897                      619
  Alamo Group, Inc.                              39,806                      617
  Intermet Corp.                                 57,206                      614
* Pozen Inc.                                    118,591                      614
* Todhunter International, Inc.                  55,986                      613
* Park-Ohio Holdings Corp.                      135,984                      612
* US Airways Group, Inc.                        165,297                      612
  Commonwealth Bancorp                           20,576                      610
  Investors Title Co.                            31,452                      610
* Ocwen Financial Corp.                         114,005                      610
* Actel Corp.                                    29,000                      610
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Superior Uniform Group, Inc.                   58,997                  $   609
* Zymogenetics, Inc.                             68,875                      607
* Acmat Corp. Class A                            60,347                      606
* Immunomedics Inc.                             116,070                      605
  Frontier Oil Corp.                             34,471                      600
* Ceres Group, Inc.                             153,234                      598
* Expedia Inc.
    Warrants Exp. 2/4/2009                       20,607                      598
* PriceSmart, Inc.                               15,495                      597
  Standard Motor Products, Inc.                  35,708                      597
* Team, Inc.                                     65,815                      596
* Isle of Capri Casinos, Inc.                    29,369                      595
* Regent Communications, Inc.                    84,193                      594
* Medical Action Industries Inc.                 46,400                      594
* Ace Cash Express, Inc.                         59,367                      593
  Gulf West Banks, Inc.                          40,166                      592
* SeaChange International, Inc.                  67,365                      591
* Oakwood Homes Corp.                           118,389                      591
* Zebra Technologies Corp. Class B               12,240                      590
* Liberate Technologies, Inc.                   222,736                      588
* American Pharmaceuticals
    Partners, Inc.                               47,300                      585
  HEICO Corp.                                    41,670                      584
* Inverness Medical Innovations, Inc.            28,852                      583
* OPNET Technologies, Inc.                       65,011                      582
* Transmeta Corp.                               247,602                      582
  First Keystone Financial, Inc.                 31,203                      581
  Maine Public Service Co.                       19,454                      581
* Vicor Corp.                                    82,880                      579
  Bridge View Bancorp                            30,983                      578
* Wireless Facilities, Inc.                     117,535                      576
* E.piphany Inc.                                130,940                      575
* Saga Communications, Inc.                      25,500                      574
* WorldCom Inc.-
    WorldCom Group                            6,366,014                      573
* Alliance Semiconductor Corp.                   80,667                      573
  FNB Financial Services Corp.                   33,322                      572
* Liquidmetal Technologies                       48,630                      571
  Oak Hill Financial, Inc.                       27,824                      571
* Safeguard Scientifics, Inc.                   284,698                      569
* CNET Networks, Inc.                           285,525                      568
* Gartner, Inc. Class B                          60,299                      567
* MEMC Electronic Materials, Inc.               111,733                      565
* Hartmarx Corp.                                225,736                      564
* The Smith & Wollensky
    Restaurant Group, Inc.                       99,400                      563
* Rochester Medical Corp.                        93,739                      562
* General Communication, Inc.                    84,200                      562
  Charter Municipal Mortgage
    Acceptance Co.                               31,400                      561
* United PanAm Financial Corp.                   70,159                      559
* Integrated Electrical Services, Inc.           89,489                      559
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
  Pulaski Financial Corp.                        28,699               $      557
* Merix Corp.                                    64,480                      553
* Equitable Bank                                 20,337                      552
* Handspring, Inc.                              316,479                      551
* ImmunoGen, Inc.                               204,058                      549
* I.D. Systems, Inc.                            141,098                      549
* Witness Systems, Inc.                          73,938                      546
  The Marcus Corp.                               32,684                      544
* DRS Technologies, Inc.                         12,700                      543
* Verint Systems Inc.                            48,000                      542
* Mapics Inc.                                    96,977                      542
* Strategic Diagnostics Inc.                    123,000                      541
* W.R. Grace & Co.                              196,787                      541
* DHB Industries, Inc.                          133,400                      540
* Acacia Research Corp.                          75,760                      538
* RSA Security Inc.                             111,758                      538
* Acceptance Insurance Cos. Inc.                130,972                      537
* MatrixOne, Inc.                                89,348                      537
* ANSYS, Inc.                                    26,656                      536
* Candela Corp.                                  97,404                      536
* SPSS, Inc.                                     34,379                      534
  Marine Products Corp.                          47,168                      533
* DutchFork Bancshares, Inc.                     22,229                      532
* Medical Staffing Network
    Holdings, Inc.                               21,700                      532
* Dyax Corp.                                    131,081                      530
* Consolidated Freightways Corp.                161,904                      529
* Diametrics Medical, Inc.                      143,549                      528
  Oil-Dri Corp. of America                       63,015                      527
* Carriage Services, Inc.                       122,414                      526
* DiamondCluster International, Inc.             87,955                      526
* Possis Medical Inc.                            42,500                      525
* Saba Software, Inc.                           205,290                      523
* ResortQuest International, Inc.                86,400                      523
* Computer Task Group, Inc.                     105,035                      522
* Oak Technology, Inc.                          115,203                      522
* Ulticom, Inc.                                  76,862                      521
* Strategic Distribution, Inc.                   36,940                      521
* Embarcadero Technologies, Inc.                 84,178                      520
* Zomax Inc.                                    133,063                      519
* Maxygen Inc.                                   43,288                      519
* Orapharma Inc.                                112,507                      518
* EPIQ Systems, Inc.                             30,400                      517
* Arena Pharmaceuticals, Inc.                    61,559                      517
* Spectrian Corp.                                49,700                      515
* Nashua Corp.                                   72,515                      515
* Ditech Communications Corp.                   181,204                      515
  Prime Group Realty Trust REIT                  79,018                      514
* Workflow Management, Inc.                     150,793                      514
* Aware, Inc.                                   134,947                      513
  First Union Real Estate REIT                  225,662                      512
* Pharmacopeia, Inc.                             60,032                      511
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Specialty Laboratories, Inc.                   61,678                 $    511
* Quovadx, Inc.                                  81,356                      511
* Neoforma, Inc.                                 39,213                      509
* DMC Stratex Networks, Inc.                    253,407                      509
* U.S. Industries, Inc.                         147,021                      507
* Aurora Foods Inc.                             314,604                      507
* WatchGuard Technologies, Inc.                  98,503                      506
* Axsys Technologies, Inc.                       63,918                      506
* EEX Corp.                                     252,484                      505
* SRI/Surgical Express, Inc.                     40,315                      503
  Team Financial, Inc.                           48,142                      503
* Century Business Services, Inc.               154,127                      502
* Hector Communications Corp.                    41,852                      502
* Capital Pacific Holdings, Inc.                120,964                      502
* Caliper Technologies Corp.                     59,893                      500
  New Century Financial Corp.                    14,300                      500
* Centennial Communications Corp.
    Class A                                     204,442                      499
* Aradigm Corp.                                 114,317                      499
* NetRatings, Inc.                               54,268                      497
* QuickLogic Corp.                              136,787                      497
* ZixIt Corp.                                    90,574                      496
  Fedders Corp.                                 185,389                      495
* VitalWorks Inc.                                60,310                      495
* SureBeam Corp.                                 90,476                      494
* MetaSolv, Inc.                                125,635                      494
* PayPal Inc.                                    24,250                      490
* Anaren Microwave, Inc.                         56,670                      490
* PLX Technology, Inc.                          115,000                      489
  Titan International, Inc.                     120,539                      488
* Global Power Equipment
    Group Inc.                                   49,185                      487
* F5 Networks, Inc.                              49,706                      486
* Quality Systems, Inc.                          28,849                      486
* Lexar Media, Inc.                             113,495                      485
  ISCO, Inc.                                     52,412                      484
  CompX International Inc.                       36,597                      483
* Luminex Corp.                                  64,288                      483
* Applied Innovation Inc.                       113,138                      482
* Allied Healthcare International Inc.           84,026                      480
* Corvis Corp.                                  735,721                      478
* M&F Worldwide Corp.                           125,657                      477
* Huttig Building Products, Inc.                 88,860                      477
* Trover Solutions, Inc.                         80,800                      477
* Trans World Entertainment Corp.                81,769                      477
* American Residential
    Investment Trust, Inc. REIT                 109,840                      477
* Serologicals Corp.                             26,000                      476
* ePlus Inc.                                     67,998                      474
* Presstek, Inc.                                118,284                      473
* Three-Five Systems, Inc.                       41,440                      472
* Cepheid, Inc.                                  84,480                      471
--------------------------------------------------------------------------------
26

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* ON Semiconductor Corp.                        228,708                 $    471
  First Merchants Corp.                          15,610                      468
* QRS Corp.                                      59,910                      467
* Zygo Corp.                                     57,969                      467
* America West Holdings Corp.
    Class B                                     169,867                      465
* SignalSoft Corp.                              206,613                      465
* Sonic Innovations, Inc.                        65,635                      464
* Xicor, Inc.                                   114,711                      463
* Clarus Corp.                                   92,386                      462
  Oshkosh Truck Corp.                             7,800                      461
* Novavax, Inc.                                 108,043                      460
* Capstone Turbine Corp.                        275,675                      458
* IDT Corp.                                      27,042                      458
* Cavalier Homes, Inc.                          120,127                      456
* PC-Tel, Inc.                                   67,425                      456
  Greater Community Bancorp                      28,384                      454
* UnitedGlobalCom Inc. Class A                  164,995                      454
* Digitas Inc.                                   99,610                      453
* EMCORE Corp.                                   75,296                      452
* Netegrity, Inc.                                73,323                      452
* Cysive, Inc.                                  184,029                      451
* Lakes Entertainment, Inc.                      66,500                      450
* Omnova Solutions Inc.                          53,367                      448
* United Auto Group, Inc.                        21,500                      448
* Interland Inc.                                142,243                      448
* TransPro Inc.                                  71,636                      448
* Ribapharm Inc.                                 49,000                      445
* 3 Dimensional
    Pharmaceuticals Inc.                         99,720                      444
* Viewpoint Corp.                                91,539                      441
* eSPEED, Inc. Class A                           40,364                      440
* Viacom Inc. Class A                             9,906                      440
* Arris Group Inc.                               99,986                      440
* PETCO Animal Supplies, Inc.                    17,600                      438
* Novoste Corp.                                  94,735                      438
* Global Payment Tech Inc.                       73,317                      436
* U.S. Laboratories Inc.                         33,500                      436
* Odyssey Healthcare, Inc.                       12,000                      432
  Capital Bank Corp.                             28,885                      432
* Alexion Pharmaceuticals, Inc.                  28,483                      432
* Actrade Financial
    Technologies, Ltd.                           41,335                      431
* Peco II, Inc.                                 127,953                      429
* Allegiance Telecom, Inc.                      233,159                      427
* Avigen, Inc.                                   45,312                      426
* California Amplifier, Inc.                     89,760                      426
* Aphton Corp.                                   56,649                      425
* General Binding Corp.                          25,387                      425
* SCM Microsystems, Inc.                         31,685                      424
* Answerthink
    Consulting Group, Inc.                      111,468                      422
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* IXYS Corp.                                     78,517                  $   422
* Universal Display Corp.                        50,734                      421
* Inforte Corp.                                  42,304                      420
* Alcide Corp.                                   22,591                      418
* Bone Care International, Inc.                  79,770                      417
  Dover Motorsports, Inc.                        74,483                      417
* Integral Systems, Inc.                         19,082                      416
  Timberline Software Corp.                      75,954                      413
* Ampal-American Israel Corp.                   114,108                      413
* Rubio's Restaurants, Inc.                      46,000                      411
* RMH Teleservices, Inc.                         59,667                      410
* Celeritek, Inc.                                62,015                      409
* CTC Communications Group, Inc.                233,694                      409
* Allied Holdings, Inc.                          78,035                      409
* Metrologic Instruments, Inc.                   62,900                      409
* MRV Communications Inc.                       267,027                      409
* Reading International Inc.
    Class A                                     103,344                      407
* Lexicon Genetics Inc.                          82,970                      406
* Badger Paper Mills, Inc.                       45,643                      404
* Nuance Communications Inc.                     96,455                      403
* Navigant Consulting, Inc.                      57,630                      403
* iManage, Inc.                                 119,723                      401
* Symmetricom Inc.                              109,831                      401
  Cadmus Communications                          35,686                      400
* New Focus, Inc.                               134,699                      400
  German American Bancorp                        21,421                      396
* TTM Technologies, Inc.                         75,626                      396
  Herbalife International Class B                20,600                      395
  Leeds Federal Bankshares Inc.                  12,340                      395
* Comfort Systems USA, Inc.                      80,594                      394
* Marvel Enterprises Inc.                        73,222                      394
  PMA Capital Corp. Class A                      18,600                      393
* MedAmicus, Inc.                                48,700                      392
* Maxxam Inc.                                    35,429                      391
* Taser International Inc.                       32,600                      391
* Braun Consulting, Inc.                        111,806                      390
  Comm Bancorp, Inc.                             10,821                      389
* Value City Department Stores, Inc.            138,931                      389
* I-STAT Corp.                                  109,238                      389
* Interep National Radio Sales, Inc.             98,600                      385
* Viasys Healthcare Inc.                         22,024                      384
  Tech/Ops Sevcon, Inc.                          46,681                      383
* LMI Aerospace, Inc.                            89,603                      380
* Clearone Communications Inc.                       26                      380
* Cell Therapeutics, Inc.                        69,471                      379
* Seven Seas Petroleum Inc.                     166,545                      378
* Roxio, Inc.                                    52,490                      378
* Microsemi Corp.                                57,209                      378
* Aether Systems, Inc.                          127,450                      376
* Applied Molecular Evolution, Inc.              64,994                      376
* SciClone Pharmaceuticals, Inc.                187,537                      375
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
* Numerical Technologies, Inc.                   93,724                $     374
  First Indiana Corp.                            17,166                      374
* Eden Bioscience Corp.                         187,619                      373
* Sirius Satellite Radio, Inc.                   99,049                      373
* Intertrust Technologies Corp.                 123,764                      373
* TechTeam Global, Inc.                          46,500                      372
* Corixa Corp.                                   54,203                      371
* Interpore International                        38,500                      370
* Blount International, Inc.                     87,997                      370
* Hall, Kinion & Associates, Inc.                49,125                      369
  Ziegler Cos., Inc.                             24,576                      369
* Daily Journal Corp.                            14,175                      369
* Correctional Services Corp.                   153,360                      368
* Katy Industries, Inc.                          73,269                      366
* Greka Energy Corp.                             63,660                      366
* Selectica, Inc.                                92,165                      366
  Citizens First Financial Corp.                 19,313                      365
* CenterSpan Communications Corp.                79,098                      364
* MIPS Technologies, Inc. Class B                65,209                      363
  Union Bankshares Corp.                         13,400                      363
* Active Power, Inc.                             99,800                      360
* Captaris Inc.                                 121,998                      360
* Neogen Corp.                                   26,400                      359
  GBC Bancorp                                    12,400                      359
* ValueClick, Inc.                              110,537                      358
* Amcast Industrial Corp.                        78,041                      357
* CyberSource Corp.                             154,026                      357
  Jacksonville Bancorp, Inc.                     14,195                      356
* Wellsford Real Properties Inc.                 17,074                      353
* SBA Communications Corp.                      250,612                      353
* Martha Stewart Living
    Omnimedia, Inc.                              30,449                      349
  First Essex Bancorp, Inc.                      10,200                      349
* Cardinal Financial Corp.                       73,377                      349
* Wyndham International, Inc.
    Class A                                     300,330                      348
  Paul Mueller Co.                               10,768                      347
* Geron Corp.                                    75,755                      347
* Aclara Biosciences, Inc.                      201,618                      347
* Hovnanian Enterprises                           9,650                      346
* KCS Energy, Inc.                              197,444                      346
  Codorus Valley Bancorp, Inc.                   21,662                      345
* Stellent Inc.                                  75,334                      345
  West Coast Bancorp                             20,100                      345
* Illumina, Inc.                                 51,278                      345
* TiVo Inc.                                      92,845                      344
  BCSB Bankcorp, Inc.                            26,349                      343
* Candie's, Inc.                                 84,692                      343
* Cygnus Inc.                                   168,023                      339
* Caminus Corp.                                  58,169                      339
* Norstan, Inc.                                  84,685                      339
* Centra Software, Inc.                         181,349                      337
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Health Management
    Systems, Inc.                               106,829                  $   337
* Infinity, Inc.                                 39,200                      335
* Atlas Air Worldwide Holdings, Inc.             90,311                      334
* BTU International, Inc.                        86,488                      334
* Loudcloud, Inc.                               233,028                      333
* Wiser Oil Co.                                  94,148                      332
* Baldwin Technology Class A                    235,419                      332
* Lancer Corp.                                   54,813                      332
* LookSmart, Ltd.                               168,731                      331
* Luby's, Inc.                                   52,046                      330
* PC Connection, Inc.                            80,585                      330
* ONYX Software Corp.                            96,672                      327
* FalconStor Software, Inc.                      77,231                      327
* Next Level Communications, Inc.               322,892                      326
* Vestcom International, Inc.                    55,806                      325
* SkillSoft Corp.                                41,346                      325
  Gevity HR, Inc.                                81,762                      324
* hi/fn, inc                                     53,947                      324
* Extended Systems Inc.                          96,186                      322
  Penford Corp.                                  17,743                      321
* BSQUARE Corp.                                 142,047                      321
* Switchboard Inc.                               94,589                      320
  Analogic Corp.                                  6,500                      320
* Lipid Sciences, Inc.                           68,552                      319
* ATP Oil & Gas Corp.                           105,000                      318
* Texas Biotechnology Corp.                      81,477                      318
* AP Pharma Inc.                                150,724                      317
  Hopfed Bancorp, Inc.                           25,295                      316
* Hycor Biomedical Inc.                          87,063                      316
* Sipex Corp.                                    64,578                      316
* Paragon Technologies, Inc.                     38,730                      314
* ITXC Corp.                                     60,180                      314
* SilverStream Software, Inc.                    35,012                      313
  Urstadt Biddle Properties REIT                 28,452                      313
* Entrust, Inc.                                 115,002                      313
* Toymax International, Inc.                     71,469                      312
* Protection One, Inc.                          113,561                      312
* Sequenom, Inc.                                 88,383                      312
* Syntroleum Corp.                              108,277                      312
* Storage Computer Corp.                         78,329                      312
* Comcast Corp.-Special Class A                  12,860                      311
* PharmaNetics, Inc.                             62,589                      310
* Amerco, Inc.                                   20,978                      310
* Gallery of History, Inc.                       53,902                      309
* Wink Communications, Inc.                     106,954                      309
* Innotrac Corp.                                 63,958                      309
* Aspen Technologies, Inc.                       37,001                      309
* MarketWatch.com, Inc.                          65,514                      308
* HomeStore, Inc.                               213,652                      308
* U.S. Energy Corp.                             119,454                      307
  Washington Trust Bancorp, Inc.                 12,943                      307
--------------------------------------------------------------------------------
28

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Digi International, Inc.                       92,479               $      305
* Matria Healthcare, Inc.                        37,071                      305
  Bedford Bancshares, Inc.                       18,078                      305
* Spectranetics Corp.                           150,121                      303
* Investors Capital Holdings, Ltd.              151,295                      303
* Deltagen, Inc.                                123,304                      302
* PRAECIS Pharmaceuticals Inc.                   86,695                      302
* McMoRan Exploration Co.                        70,156                      302
* Proxymed Pharmacy, Inc.                        14,529                      300
* CMGI Inc.                                     624,988                      300
  Lillian Vernon Corp.                           41,937                      299
* BioMarin Pharmaceutical Inc.                   57,036                      298
* IntraBiotics Pharmaceuticals, Inc.            228,955                      298
* NASSDA Corp.                                   24,000                      297
* Management Network Group Inc.                 127,490                      296
  Analysts International Corp.                   69,543                      296
* Urban Outfitters, Inc.                          8,500                      295
* DT Industries, Inc.                            84,200                      295
* America's Car-Mart, Inc.                       21,400                      295
* Avanex Corp.                                  151,872                      295
* New Frontier Media, Inc.                      139,704                      293
* Aspect Medical Systems, Inc.                   81,369                      293
* Nanogen, Inc.                                  83,514                      292
  MB Financial, Inc.                              8,700                      291
* Concerto Software Inc.                         46,143                      291
* OneSource Information
    Services, Inc.                               42,800                      287
* Aspect Communications Corp.                    89,136                      285
* Lowrance Electronics, Inc.                     48,833                      285
* Advanced Magnetics, Inc.                       75,910                      285
* Owens Corning                                 239,105                      285
* MIPS Technologies, Inc.                        46,106                      284
* Valence Technology Inc.                       206,037                      284
* Hewitt Associates, Inc.                        12,200                      284
* Sangamo BioSciences, Inc.                      48,126                      283
* Telular Corp.                                  88,911                      282
* Sanchez Computer
    Associates, Inc.                             63,045                      281
* Liquid Audio, Inc.                            114,175                      280
* Artisan Components, Inc.                       31,064                      280
* Humphrey Hospitality
    Trust, Inc. REIT                            116,911                      279
* Mobius Management
    Systems, Inc.                                85,497                      278
* Green Mountain Coffee, Inc.                    13,100                      278
* Akamai Technologies, Inc.                     212,713                      277
  Grey Global Group Inc.                            400                      276
* Sirenza Microdevices, Inc.                    136,567                      276
* Bottomline Technologies, Inc.                  48,800                      276
* Packeteer, Inc.                                62,215                      275
* InfoSpace, Inc.                               610,885                      275
  Stifel Financial Corp.                         21,905                      274
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* MGI Pharma, Inc.                               38,717                 $    273
* Cone Mills Corp.                              101,713                      273
  CoBiz Inc.                                     15,800                      272
* American Bank Note
    Holographics, Inc.                          195,324                      272
  Psychemedics, Inc.                             90,751                      271
* Verisity Ltd.                                  15,630                      271
* ACT Teleconferencing, Inc.                     93,300                      271
  Wainwright Bank & Trust Co.                    28,463                      267
* TSR, Inc.                                      50,147                      266
* eXcelon Corp.                                 297,223                      265
* Vitria Technology, Inc.                       274,496                      264
* ILX Resorts Inc.                               34,176                      263
* Sapient Corp.                                 246,981                      262
* Xanser Corp.                                  143,034                      260
* Harvard Bioscience, Inc.                       46,356                      259
* Catalytica Energy Systems, Inc.                81,999                      259
* Aksys, Ltd.                                    37,528                      259
* United States Exploration, Inc.               156,800                      259
* Epicor Software Corp.                         164,925                      257
* Fairchild Corp.                                81,572                      257
* Latitude Communications, Inc.                 194,617                      257
* Alamosa Holdings, Inc.                        181,913                      256
  Stephan Co.                                    69,807                      256
* Sunrise Telecom Inc.                          118,600                      256
* Zoltek Cos., Inc.                              95,221                      256
* COMARCO, Inc.                                  32,368                      255
* Stamps.com Inc.                                57,441                      254
  Urstadt Biddle Properties
    Class A REIT                                 23,100                      252
* Chordiant Software, Inc.                      129,375                      252
* Armstrong Holdings, Inc.                      140,338                      251
* Inktomi Corp.                                 284,571                      250
* Juno Lighting, Inc.                            25,801                      250
* Troy Group, Inc.                               73,606                      250
* Allscripts Healthcare
    Solutions, Inc.                              66,838                      250
  Chester Valley Bancorp                         15,910                      250
* Bioreliance Corp.                              10,000                      249
* SupportSoft, Inc.                              89,087                      247
* Covansys Corp.                                 43,720                      246
* Track Data Corp.                              204,492                      245
* Adept Technology, Inc.                        116,739                      245
* Visual Networks, Inc.                         172,462                      245
* Ventiv Health, Inc.                            86,537                      244
* Royale Energy, Inc.                            41,052                      244
* Autobytel Inc.                                 79,701                      243
  Hubbell Inc. Class A                            7,600                      243
* Encore Acquisition Co.                         14,053                      242
* SONUS Pharmaceuticals, Inc.                   115,617                      242
* Spherix Inc.                                   40,077                      240
* Proton Energy Systems, Inc.                    74,841                      240
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
* Sierra Health Services, Inc.                   10,700              $       239
* Art Technology Group, Inc.                    236,434                      239
* Net2Phone, Inc.                                55,845                      238
  Pilgrim's Pride Corp. Class A                  22,950                      238
* Allen Telecom Inc.                             55,969                      238
* Mesaba Holdings, Inc.                          40,425                      237
* Genaissance Pharmaceuticals, Inc.             179,700                      237
* SM&A Corp.                                     62,344                      237
* Mattson Technology, Inc.                       51,200                      237
* Paxar Corp.                                    14,100                      236
* AMERIGROUP Corp.                                8,500                      236
* MeriStar Hotels & Resorts, Inc.
    REIT                                        261,664                      235
* Banc Corp.                                     27,232                      234
* Glenayre Technologies, Inc.                   186,956                      234
* RWD Technologies, Inc.                        104,677                      232
* Ciphergen Biosystems, Inc.                     63,267                      232
* Multex.com Inc.                                56,545                      231
* Titan Pharmaceuticals, Inc.                    62,690                      229
* Resonate Inc.                                 113,916                      228
* Portal Software, Inc.                         303,432                      228
* eCollege.com Inc.                              66,231                      225
  HEICO Corp. Class A                            20,051                      225
* Big Dog Holdings, Inc.                         67,350                      224
* Medialink Worldwide, Inc.                      59,611                      224
* Emisphere Technologies, Inc.                   54,166                      223
* Vicinity Corp.                                111,297                      223
* SeraCare Life Sciences, Inc.                   37,801                      222
* Carrier Access Corp.                          164,080                      222
* BlackRock, Inc.                                 5,000                      222
* Gerber Scientific, Inc.                        62,364                      219
* Capital Title Group, Inc.                      83,952                      218
* Mercator Software, Inc.                       143,343                      218
* Intelidata Technologies Corp.                 163,608                      218
* Planar Systems, Inc.                           11,300                      218
* Integrated Telecom Express, Inc.              134,867                      217
* AstroPower, Inc.                               11,000                      216
* Consumer Portfolio Services, Inc.              81,480                      216
* EXE Technologies, Inc.                        192,756                      216
* Ramtron International Corp.                   100,777                      214
  BMC Industries, Inc.                          211,416                      214
* Tellium, Inc.                                 228,653                      213
* Maxim Pharmaceuticals, Inc.                    65,811                      213
  Capital Automotive REIT                         8,900                      212
* Corvas International, Inc.                     98,309                      211
* Variagenics, Inc.                             164,630                      209
* Fidelity National Information
    Solutions, Inc.                               8,700                      209
* SONICblue Inc.                                200,972                      207
  Main Street Banks, Inc.                        10,000                      207
* Netro Corp.                                    90,422                      206
* Cannondale Corp.                               86,392                      206
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Optical Communication
    Products, Inc.                              168,034                 $    205
* aaiPharma Inc.                                  9,100                      205
* Air Methods Corp.                              22,659                      204
* Synagro Technologies Inc.                      63,340                      203
* EntreMed, Inc.                                 65,320                      201
* Rita Medical Systems, Inc.                     20,000                      200
* Oplink Communications, Inc.                   273,711                      200
* IntegraMed America, Inc.                       23,461                      199
* Commerce One, Inc.                            517,900                      197
* Lexent Inc.                                    87,117                      196
  Farmers Capital Bank Corp.                      5,554                      196
* Argonaut Technologies Inc.                    171,544                      196
* Arch Capital Group Ltd.                         6,900                      194
* NMS Communications Corp.                       79,847                      194
* RCN Corp.                                     141,584                      194
* Unity Bancorp, Inc.                            29,559                      194
  National Service Industries, Inc.              20,687                      194
* Avici Systems Inc.                            191,235                      193
* InterVoice-Brite, Inc.                        135,019                      193
* DJ Orthopedics Inc.                            23,500                      193
* Comshare Inc.                                  87,502                      193
  Alexandria Real Estate
    Equities, Inc. REIT                           3,900                      192
* Catalina Lighting, Inc.                        23,200                      191
* Foster Wheeler Ltd.                           118,971                      190
* Radiologix Inc.                                12,600                      190
  W.P. Carey & Co. LLC                            8,412                      190
* Penton Media, Inc. Class A                     87,980                      189
* Covista Communications, Inc.                   56,275                      189
* Ameristar Casinos, Inc.                         6,500                      189
* Indevus Pharmaceuticals, Inc.                 162,731                      189
* Redhook Ale Brewery, Inc.                      86,380                      189
* Ista Pharmaceuticals Inc.                     209,318                      189
* LCC International, Inc. Class A               130,537                      187
* JNI Corp.                                      53,258                      186
* On Command Corp.                              109,131                      184
* Steak n Shake Co.                              11,850                      184
* Crossroads Systems, Inc.                      179,919                      184
* eLoyalty Corp.                                 30,913                      182
* Republic First Bancorp, Inc.                   28,700                      182
* CCC Information Services Group                 13,000                      182
* Callon Petroleum Co.                           37,186                      182
* Sorrento Networks Corp.                       189,253                      182
* Genzyme Molecular Oncology                     72,032                      182
* Goodrich Petroleum Corp.                       48,700                      180
* DigitalThink, Inc.                            127,470                      178
* Digital Impact, Inc.                           90,829                      178
* Stratos Lightwave, Inc.                       110,839                      177
* TheStreet.com, Inc.                            77,758                      177
* Edgewater Technology, Inc.                     43,334                      177
* Turnstone Systems, Inc.                        40,922                      177
--------------------------------------------------------------------------------
30

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* LCA-Vision, Inc.                              168,528             $        177
* Read Rite Corp.                               365,934                      176
* Drugstore.com, Inc.                            65,122                      175
  Spiegel, Inc. Class A                         207,265                      175
* Large Scale Biology Corp.                      80,256                      175
* Virologic, Inc.                                62,011                      174
  Amerivest Properties, Inc.                     28,400                      173
* Toreador Resources Corp.                       42,557                      173
* Movie Gallery, Inc.                             8,200                      173
* Chart Industries, Inc.                         89,600                      173
* Netopia, Inc.                                  63,269                      173
* SpeechWorks International Inc.                 46,867                      172
* EnPro Industries, Inc.                         30,435                      171
* Terayon Communications
    Systems, Inc.                               128,509                      171
* BroadVision, Inc.                             549,566                      170
* Diacrin, Inc.                                 119,709                      169
* Earthshell Corp.                              146,040                      168
* Media 100 Inc.                                 93,278                      168
* Viant Corp.                                   137,563                      168
* La Jolla Pharmaceutical Co.                    26,768                      167
* INT Media Group, Inc.                          83,747                      166
  Seacoast Financial Services Corp.               6,600                      165
* US Physical Therapy, Inc.                       8,100                      165
  Selective Insurance Group                       5,800                      164
* International Shipholding Corp.                24,761                      162
* Time Warner Telecom Inc.                       95,841                      161
* Omega Worldwide, Inc.                          75,945                      160
* Alloy, Inc.                                    11,096                      160
* Digital Lightwave, Inc.                        67,620                      158
* Konover Property Trust, Inc. REIT              78,039                      158
* Digital Generation Systems                    141,705                      157
* Quidel Corp.                                   23,100                      156
* AZZ Inc.                                        9,998                      156
* GSI Commerce, Inc.                             20,924                      156
* Benihana Inc.                                   8,400                      155
* Coeur D'Alene Mines Corp.                      91,439                      155
* Dobson Communications Corp.                   179,522                      154
* Alpine Group, Inc.                            134,149                      154
* Franklin Electronic Publishers, Inc.          122,940                      154
* Nabi Biopharmaceuticals                        28,542                      153
* Samsonite Corp.                               151,845                      152
* Aetrium, Inc.                                 121,076                      151
* PDF Solutions, Inc.                            20,700                      151
* OAO Technology Solutions, Inc.                100,118                      150
  Wayne Savings Bancshares, Inc.                  7,232                      150
* SpectraLink Corp.                              14,000                      149
  CFS Bancorp, Inc.                               9,598                      148
* 4Kids Entertainment Inc.                        7,300                      148
* Virage, Inc.                                  184,464                      148
* Advanced Tissue Sciences Inc.                 102,430                      147
* Anthony & Sylvan Pools Corp.                   23,710                      147
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Mechanical Technology Inc.                    135,451                $     146
* Radio Unica Corp.                              97,786                      145
* Artisoft, Inc.                                 96,306                      144
* Vyyo Inc.                                     170,953                      144
* Orchid Biosciences, Inc.                      108,386                      143
* Wave Systems Corp.                             99,932                      143
* Lifeway Foods, Inc.                            23,258                      142
  Donegal Group Inc.                             13,800                      142
* InKine Pharmaceutical Co., Inc.               165,636                      141
* UbiquiTel Inc.                                204,042                      141
* General Bearing Corp.                          36,504                      141
* Cortex Pharmaceuticals, Inc.                   85,200                      141
* Group 1 Software, Inc.                         10,132                      140
* Applix, Inc.                                   90,413                      140
  Synalloy Corp.                                 46,335                      139
* Mississippi Chemical Corp.                    124,364                      139
* ACTV, Inc.                                    121,037                      139
* Divine, Inc.                                   35,466                      138
  Ameriana Bancorp                                9,600                      138
* NetManage, Inc.                               245,918                      138
  Laser Mortgage
    Management, Inc. REIT                       110,055                      138
* Magellan Health Services, Inc.                126,078                      137
* NTELOS Inc.                                    97,275                      137
  First Midwest Financial, Inc.                   9,751                      136
* Prime Energy Corp.                             16,556                      136
* All American Semiconductor, Inc.               47,681                      135
* Westell Technologies, Inc.                     87,057                      135
* Information Holdings Inc.                       5,500                      134
* DDi Corp.                                     133,982                      134
* Summa Industries                               13,600                      134
  D&E Communications, Inc.                       12,652                      133
* ScreamingMedia Inc.                            84,678                      133
* Lightspan Inc.                                 76,254                      133
* SRA International, Inc.                         4,900                      132
  Salient 3 Communications
    Class A                                     109,661                      132
* Syntellect Inc.                               215,322                      131
* V.I. Technologies, Inc.                        35,854                      131
* Internet Capital Group, Inc.                  484,628                      131
* Tradestation Group Inc.                       106,935                      130
* FARO Technologies, Inc.                        81,368                      130
* Cell Pathways, Inc.                            86,646                      130
* Alliance Pharmaceutical Corp.                  83,748                      130
* Benchmark Electronics, Inc.                     4,500                      130
* Critical Path, Inc.                           126,768                      129
* Belmont Bancorp                                26,594                      128
* Online Resources Corp.                         40,000                      128
  Habersham Bancorp                               6,091                      128
* The Meridian Resource Corp.                    34,351                      128
* Conrad Industries, Inc.                        33,845                      127
* Electric Fuel Corp.                           137,329                      126
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
* H Power Corp.                                 132,832              $       126
* Paradigm Genetics, Inc.                        90,133                      125
* Total Entertainment
    Restaurant Corp.                              7,701                      125
* Bioject Medical Technologies Inc.              34,300                      125
* Tumbleweed
    Communications Corp.                         67,360                      125
* Terra Industries, Inc.                         58,781                      125
* Official Payments Corp.                        41,562                      124
* Terra Nitrogen Co., LP                         21,156                      124
* Lynx Therapeutics Inc.                         95,866                      124
* SatCon Technology Corp.                        77,133                      123
* Res-Care, Inc.                                 18,600                      123
* Hyseq, Inc.                                    54,232                      123
* Peregrine Systems, Inc.                       404,499                      121
* Navarre Corp.                                  68,586                      120
  Burnham Pacific
    Properties, Inc. REIT                       102,335                      120
* NIC Inc.                                       80,169                      119
* Oxigene, Inc.                                  89,524                      118
* Biopure Corp.                                  15,300                      117
  Eastern Virginia Bankshares, Inc.               6,500                      117
* Alteon, Inc.                                   56,587                      117
* NetSolve, Inc.                                 16,200                      116
* Community West Bancshares                      25,243                      116
* SoundView Technology Group, Inc.               68,441                      116
* TranSwitch Corp.                              181,621                      116
* Diedrich Coffee, Inc.                          36,209                      116
* TippingPoint Technologies Inc.                  9,571                      115
* Bell Industries, Inc.                          60,198                      115
* Technology Solutions Co.                       89,439                      114
* Genome Therapeutics Corp.                      49,528                      114
* V-One Corp.                                   197,136                      114
* Carreker Corp.                                 10,100                      114
* StorageNetworks, Inc.                          57,853                      114
* Zonagen, Inc.                                  75,773                      114
* iVillage Inc.                                  89,405                      113
* Ask Jeeves, Inc.                              108,273                      112
* Triumph Group, Inc.                             2,500                      112
* Canaan Energy Corp.                             6,200                      111
* WJ Communications, Inc.                        94,852                      110
* SoftNet Systems, Inc.                          59,707                      110
* Iridex Corp.                                   32,100                      109
* QCF Bancorp, Inc.                               3,900                      109
* J Net Enterprises, Inc.                       135,299                      108
* Click Commerce, Inc.                           95,658                      107
* inSilicon Corp.                                45,200                      107
* Trailer Bridge, Inc.                           43,846                      107
* eXegenics Inc.                                131,711                      107
* E-LOAN, Inc.                                   96,292                      106
* AXT, Inc.                                      13,200                      105
* Nutrition 21 Inc.                             175,223                      105
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* U.S. Energy Systems, Inc.                      59,910               $      105
* Genuity Inc. Class A                           27,497                      104
* ActionPoint, Inc.                              64,880                      104
  Bank of Granite Corp.                           5,255                      103
* Cellstar Corp.                                 31,715                      103
* Ethyl Corp.                                   136,712                      103
* Fresh Choice, Inc.                             43,708                      102
* Kana Software, Inc.                            25,546                      102
* Trump Hotels & Casino
    Resorts, Inc.                                47,513                      102
* SPEEDUS Corp.                                 111,123                      102
* SYNAVANT Inc.                                  71,924                      101
* Hathaway Corp.                                 40,478                      101
* Amtech Systems, Inc.                           18,932                      101
* Micro Linear Corp.                             26,900                      101
* Primus Telecommunications
    Group, Inc.                                 142,930                      100
* Pegasus Communications Corp.
    Class A                                     137,040                      100
* Edison Schools Inc.                           105,216                      100
* COMFORCE Corp.                                 83,292                      100
* High Speed Access Corp.                        86,832                      100
* Apropos Technology, Inc.                       48,000                       98
* SBS Technologies, Inc.                          8,000                       98
* Merge Technologies, Inc.                       14,300                       98
* Webco Industries, Inc.                         24,323                       97
* Versant Corp.                                 129,397                       97
  Astro-Med, Inc.                                26,147                       97
* Vical, Inc.                                    18,186                       96
* Blue Martini Software, Inc.                   108,392                       95
* ebix.com Inc.                                 155,885                       95
* Cosine Communications, Inc.                   220,840                       95
* Previo, Inc.                                   63,691                       95
* Perficient, Inc.                               72,490                       95
* SystemOne Technologies Inc.                    59,700                       94
* AT&T Latin America Corp.
    Class A                                     174,112                       94
* Cross Media Marketing Corp.                     9,932                       93
* Griffon Corp.                                   5,100                       92
* Insmed Inc.                                    65,225                       91
* Direct Insite Corp.                            30,651                       90
* Tanning Technology Corp.                       82,040                       90
* Netscreen Technologies, Inc.                    9,800                       90
* US SEARCH.com Inc.                            115,126                       90
* TCSI Corp.                                    179,533                       90
* ClickAction, Inc.                             157,057                       90
* Miller Industries, Inc.                        23,890                       89
* Docent, Inc.                                   76,681                       88
* Curis, Inc.                                    72,075                       88
* Lantronix, Inc.                               103,021                       88
* Gilman & Ciocia, Inc.                          81,806                       88
* Superior Telecom Inc.                         190,498                       86
--------------------------------------------------------------------------------
32

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Patina Oil & Gas Corp.                          3,125               $       86
* Perceptron, Inc.                               55,122                       85
  United Financial Corp.                          3,685                       85
* WorldGate Communications, Inc.                 61,342                       85
* Genus, Inc.                                    43,500                       84
* Darling International, Inc.                   102,344                       84
* Pharmacyclics, Inc.                            18,890                       84
* Sheffield Pharmaceuticals, Inc.                55,611                       83
* New Century Equity
    Holdings Corp.                              184,419                       83
* JLM Industries, Inc.                           69,052                       83
  Collins Industries, Inc.                       18,100                       82
  Alabama National BanCorporation                 1,900                       82
* Exabyte Corp.                                  74,440                       82
* Horizon Group Properties, Inc. REIT            48,293                       82
* Extensity, Inc.                                75,740                       82
* NMT Medial, Inc.                               12,800                       82
* Systemax Inc.                                  33,952                       81
* Century Casinos, Inc.                          27,100                       81
* Leap Wireless International, Inc.              75,106                       81
* Key3Media Group, Inc.                         161,881                       81
* Altiris, Inc.                                  14,700                       81
* Marimba, Inc.                                  53,219                       80
* AirGate PCS, Inc.                              79,125                       79
* Willis Lease Finance Corp.                     16,345                       79
* BindView Development Corp.                     76,563                       78
* Abraxas Petroleum Corp.                       104,000                       78
  TIB Financial Corp.                             5,200                       78
* Airnet Communications Corp.                    97,361                       77
* Merry Land Properties, Inc. REIT                7,705                       77
* I-many, Inc.                                   27,892                       77
* Ag Services of America, Inc.                    6,203                       76
* GMX Resources Inc.                             29,105                       75
* HEI, Inc.                                       9,600                       74
* VA Software Corp.                              73,785                       74
* VaxGen, Inc.                                   13,268                       74
* Equinix, Inc.                                 207,583                       73
* Optika Inc.                                    44,196                       72
* Andrea Radio Corp.                            124,782                       72
* Double Eagle Petroleum Co.                     17,633                       72
* Interactive Intelligence Inc.                  21,217                       72
* Omtool, Ltd.                                   83,808                       71
* Sagent Technology, Inc.                       106,538                       71
* ViroPharma Inc.                                49,562                       71
* Transgenomic, Inc.                             27,991                       71
* Microvision, Inc.                              13,400                       70
* Internap Network Services Corp.               304,342                       70
  Knape & Vogt Manufacturing Co.                  5,600                       69
* Copper Mountain Networks, Inc.                 82,278                       69
* Immune Response Corp.                         197,191                       69
* Advanced Lighting
    Technologies, Inc.                           84,977                       68
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Corel Participation Rights                     66,300               $       68
* Rocky Mountain Chocolate
    Factory, Inc.                                 6,381                       67
* Impreso, Inc.                                  32,000                       67
* Creative Host Services, Inc.                   47,998                       67
* Applied Imaging Corp.                          22,700                       67
* Daktronics, Inc.                                6,800                       67
* GTC Biotherapeutics, Inc.                      52,914                       67
* BioSphere Medical Inc.                         17,300                       67
* Corio, Inc.                                    60,880                       66
* ImageWare Systems, Inc.                        18,400                       66
* FairMarket, Inc.                               47,765                       65
* Wilshire Oil Co. of Texas                      18,510                       65
* Interlink Electronics Inc.                     14,300                       65
  Rouge Industries Inc.                          35,866                       65
* Datalink Corp.                                 19,200                       64
* LightPath Technologies, Inc.                   70,460                       63
* Cylink Corp.                                   65,368                       63
* Capital Trust Class A                          12,171                       63
* VIA NET.WORKS, Inc.                            76,174                       63
* Bel Fuse, Inc. Class A                          2,773                       63
* Superior Energy Services, Inc.                  6,200                       63
* Ostex International, Inc.                      45,671                       63
* SportsLine.com, Inc.                           60,513                       62
* American Healthways Inc.                        3,500                       62
* SIGA Technologies, Inc.                        55,616                       62
* Cardima, Inc.                                  42,685                       62
* barnesandnoble.com inc                         65,757                       62
* Astea International, Inc.                      66,248                       62
* SAVVIS Communications Corp.                   115,737                       61
* SteelCloud Inc.                                23,579                       61
* Rentrak Corp.                                  11,900                       60
* Carrington Labs Inc.                           49,882                       60
* GenVec, Inc.                                   27,137                       60
* Infogrames, Inc.                               21,779                       59
* Adelphia Communications Corp.
    Class A                                     396,311                       59
* Z-Tel Technologies, Inc.                       71,622                       59
* Tut Systems, Inc.                              41,403                       59
* Personnel Group of America, Inc.               65,565                       59
* Third Wave Technologies                        26,191                       59
* Network Engines, Inc.                          54,515                       58
* Billserv, Inc.                                 46,478                       58
* Net Perceptions, Inc.                          52,195                       58
* Federal-Mogul Corp.                            81,872                       58
* CacheFlow Inc.                                113,592                       57
* Choice One Communications Inc.                 63,174                       56
  First Niagara Financial Group, Inc.             2,000                       56
* Insightful Corp.                               24,016                       55
* Hanover Direct, Inc.                          228,984                       55
* Pumatech, Inc.                                 97,630                       55
* Mayor's Jeweler's, Inc.                       151,566                       55
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
* Larscom, Inc. Class A                          79,611                 $     54
* Saucony Inc.                                    7,600                       54
* Valentis, Inc.                                 40,365                       54
* Com21, Inc.                                   118,287                       53
* i3 Mobile, Inc.                                76,831                       53
* General Chemical Group Inc.                    17,001                       53
* A.D.A.M., Inc.                                 43,345                       52
* Interleukin Genetics, Inc.                     66,007                       52
* Predictive Systems, Inc.                      167,551                       52
* NetFlix.com, Inc.                               3,700                       52
* The Fortress Group, Inc.                       14,072                       51
* Five Star Quality Care, Inc.                    9,159                       51
* Spectrasite Holdings, Inc.                    280,266                       50
* Collagenex Pharmaceuticals, Inc.                6,800                       50
* Optical Cable Corp.                            93,148                       50
* Niku Corp.                                    116,762                       50
* Telaxis Communications Corp.                   76,210                       50
* America Service Group Inc.                      4,900                       48
* Encompass Services Corp.                       84,499                       48
* RF Monolithics, Inc.                           11,427                       48
* Koala Corp.                                    53,300                       48
* Cellular Technical Services Co., Inc.          41,972                       48
* Twinlab Corp.                                 106,832                       47
* Miravant Medical Technologies                  88,499                       47
* TenFold Corp.                                 125,043                       46
  SLI, Inc.                                     113,972                       46
* American Real Estate Partners, LP               4,662                       45
* HealthAxis, Inc.                               90,147                       45
* MicroStrategy Inc.                             89,269                       45
* Metawave
    Communications Corp.                        209,929                       44
* Cytogen Corp.                                  40,787                       44
* Paradigm Medical Industries, Inc.              54,000                       43
* Life Financial Corp.                           12,201                       43
* Triton Network Systems, Inc.                   70,445                       43
* Brightpoint, Inc.                              16,251                       41
* LecTec Corp.                                   51,486                       41
* o2wireless Solutions, Inc.                    132,202                       41
* ARK Restaurants Corp.                           5,000                       41
* DA Consulting Group, Inc.                     102,051                       41
* Precision Optics Corp.                         94,583                       41
* Tripath Technology Inc.                        38,359                       40
* Intraware, Inc.                                40,196                       40
* Chaparral Resources, Inc.                      19,536                       39
* MTI Technology Corp.                           57,869                       39
* Evergreen Solar, Inc.                          27,100                       39
* American Access
    Technologies Inc.                            70,247                       39
* Ampex Corp. Class A                           350,153                       39
* BioLase Technology, Inc.                        7,500                       38
* Lanvision Systems, Inc.                        13,075                       38
* Detwiler, Mitchell & Co.                       42,194                       38
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Rohn Industries Inc.                          144,819                $      38
  Worldcom, Inc.-MCI Group                      220,726                       38
* Criimi Mae, Inc. REIT                           5,005                       37
* QAD Inc.                                       12,976                       37
* SimpleTech, Inc.                               10,500                       37
* Procom Technology, Inc.                        68,825                       36
* Bethlehem Steel Corp.                         173,376                       36
* Applied Graphics
    Technologies, Inc.                           64,726                       36
  SNB Bancshares, Inc.                            1,800                       36
* SVB Financial Services                          3,000                       36
* Vixel Corp.                                    13,757                       36
* Matritech Inc.                                 14,000                       36
  Sphinx International Inc.                      50,500                       36
* Universal Access Global
    Holdings Inc.                               188,037                       36
* Merisel, Inc.                                  14,170                       35
  Reckson Associates Realty
    Corp. Class B REIT                            1,338                       35
* SciQuest, Inc.                                 45,951                       35
  Reader's Digest Assn., Inc.
    Class B                                       1,500                       35
* Novatel Wireless, Inc.                        104,138                       34
* Genomic Solutions Inc.                         48,538                       34
* Datakey, Inc.                                  13,300                       34
* Pfsweb Inc.                                    67,684                       34
  Abigail Adams National
    Bancorp., Inc.                                2,400                       34
* Multilink Technology Corp.                     66,600                       33
* ZEVEX International, Inc.                      12,257                       33
* Applied Microsystems Corp.                     63,575                       32
  Virginia Financial Group, Inc.                  1,007                       32
* Lante Corp.                                    52,350                       32
* Primus Knowledge Solutions, Inc.               39,611                       32
* TurboChef, Inc.                                11,673                       31
* AvantGo, Inc.                                  62,119                       31
* Rock of Ages Corp.                              4,300                       30
* Geerlings & Wade Inc.                          30,636                       30
* DSL.Net, Inc.                                  82,929                       30
* Epimmune Inc.                                  17,657                       30
* Versar Inc.                                    11,100                       30
* Auspex Systems, Inc.                          116,823                       29
* Network-1 Security Solutions, Inc.             39,125                       29
* iBasis, Inc.                                   77,122                       29
* McLeod USA Inc.                                67,866                       29
* Vornado Operating Inc. REIT                    33,478                       28
* Storage Engine Inc.                            25,000                       28
* 3D Systems Corp.                                2,300                       28
  Bancorp Connecticut, Inc.                       1,000                       28
* Loudeye Corp.                                  74,834                       27
* Chiquita Brands International
    Warrants Exp. 3/19/2009                       4,167                       27
--------------------------------------------------------------------------------
34

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Moyco Technologies, Inc.                       38,572              $        27
* Audible, Inc.                                  55,321                       27
* Axonyx Inc.                                    11,600                       26
* SEEC, Inc.                                     22,050                       26
* Comdial Corp.                                  67,088                       25
* eGain Communications Corp.                     97,828                       25
* Organogenesis, Inc.                           127,037                       25
* SmartDisk Corp.                                90,341                       25
  Pittsburgh & West Virginia
    Railroad                                      2,927                       25
* FirePond, Inc.                                 72,858                       25
  eBT International, Inc.                        77,317                       25
* Level 8 Systems Inc.                           51,514                       25
* Interstate Hotels Corp. REIT                    6,763                       25
* VCampus Corp.                                  56,978                       25
* Beta Oil & Gas, Inc.                           10,800                       24
* Adams Golf, Inc.                               69,466                       24
* Euroweb International Corp.                    11,922                       23
* Penn Octane Corp.                               6,536                       23
* Advanced Switching
    Communications, Inc.                         20,268                       23
* Colorado MEDtech, Inc.                          9,100                       23
* IVAX Diagnostics, Inc.                         11,734                       22
* Parallel Petroleum Corp.                        8,400                       22
  Citizens South Banking Corp.                    1,100                       22
* Razorfish Inc.                                137,060                       22
* InsWeb Corp.                                    9,520                       21
* Star Buffet, Inc.                               7,414                       21
* International Smart Sourcing, Inc.              9,577                       21
* NexPrise, Inc.                                  4,253                       21
* Conductus, Inc.                                17,700                       21
* Internet Pictures Corp.                        10,620                       21
* WHX Corp.                                      28,033                       21
* Atchison Casting Corp.                         83,200                       21
* Frontstep, Inc.                                 6,952                       21
* Visual Data Corp.                              82,929                       21
* Pac-West Telecom, Inc.                         47,045                       21
* VerticalNet, Inc.                             128,149                       21
* Micro Component Technology, Inc.                8,200                       20
* MAII Holdings, Inc.                            12,843                       20
* On2 Technologies, Inc.                         87,907                       20
* Harken Energy Corp.                            39,647                       20
* ANC Rental Corp.                              108,825                       20
* Major Automotive Companies Inc.                17,395                       19
* Magellan Petroleum Corp.                       21,466                       19
* Williams Communications
    Group, Inc.                                 888,054                       19
* Zamba Corp.                                    84,293                       19
* Kaiser Aluminum Corp.                         184,765                       18
* GraphOn Corp.                                 113,770                       18
* ICO, Inc.                                      14,343                       18
* Navidec, Inc.                                  65,271                       18
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* NaviSite, Inc.                                116,091               $       17
* Informax, Inc.                                 18,537                       17
* Accrue Software, Inc.                         103,024                       16
* 24/7 Real Media, Inc.                          76,202                       16
* Engage, Inc.                                  265,770                       16
* Industri-Matematik
    International Corp.                          26,340                       16
* PurchasePro.com, Inc.                          32,394                       16
* Occam Networks, Inc.                           77,466                       15
* Metromedia Fiber
    Network, Inc.                             1,016,183                       15
* eMerge Interactive, Inc.                       65,458                       15
* Nobel Learning
    Communities, Inc.                             2,600                       15
* Appiant Technologies Inc.                      50,000                       15
* Osteotech, Inc.                                 2,000                       15
* M-WAVE, Inc.                                    4,000                       15
* American Power
    Technology, Inc.                              1,000                       14
* Ezenia!, Inc.                                 102,053                       14
* Aviation General Inc.                          27,902                       14
* Vertel Corp.                                  115,716                       14
* Jupiter Media Metrix, Inc.                     59,966                       14
* CTI Industries Corp.                            2,440                       14
  Bandag, Inc. Class A                              538                       14
* Maxcor Financial Group Inc.                     2,300                       13
* Rainmaker Systems, Inc.                        39,608                       13
* Caldera International, Inc.                    19,213                       13
  Classic Vacation Group, Inc.                   72,189                       13
* Alphanet Solutions, Inc.                        7,707                       13
* P-Com, Inc.                                    34,167                       12
* Digex, Inc.                                    55,623                       12
* Headway Corporate
    Resources, Inc.                             152,392                       12
* Geoworks Corp. (Delaware)                      86,635                       12
* Continucare Corp.                              63,419                       12
* Cambridge Heart, Inc.                          13,600                       12
* Plumtree Software, Inc.                         2,400                       12
* ATEC Group, Inc.                               29,661                       12
* ITC DeltaCom, Inc.                            187,814                       11
* American Skiing Co.                            86,152                       11
* Magnum Hunter Resources
    Warrants Exp. 3/21/2005                      12,588                       10
* MedicaLogic/Medscape, Inc.                     41,357                       10
* Click2learn, Inc.                               6,000                       10
* Interliant Inc.                               101,175                       10
* GoAmerica, Inc.                                20,195                       10
* Vermont Teddy Bear Co., Inc.                    2,761                       10
* National Technical Systems, Inc.                4,293                        9
* IGI, Inc.                                      16,672                        9
* Provant, Inc.                                  38,733                        9
* Gadzoox Networks, Inc.                         59,526                        9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
* Tickets.com, Inc.                               8,974                  $     9
* Targeted Genetics Corp.                         8,079                        9
* Rainbow Rentals, Inc.                           1,300                        9
  Sanders Morris Harris Group Inc.                1,304                        8
* Frontline Communications Corp.                 52,685                        8
* Channell Commercial Corp.                       1,200                        8
* Computer Motion, Inc.                          11,300                        8
* NeoMedia Technologies, Inc.                   104,008                        8
* DriverShield Corp.                              9,268                        8
* Focal Communications Corp.                      3,411                        8
* Versata, Inc.                                   6,605                        8
* Neurobiological Technologies, Inc.              2,600                        7
* EasyLink Services Corp.                         5,918                        7
* Neon Communications, Inc.                     184,815                        7
* Uniroyal Technology Corp.                      73,353                        7
* The A Consulting Team, Inc.                    18,542                        7
* MacroChem Corp.                                 4,000                        7
* Catalyst International, Inc.                    3,600                        7
* DGSE Companies, Inc.                            4,000                        7
* USDATA Corp.                                   16,610                        6
* Evolve Software, Inc.                          49,150                        6
* Landenburg Thalmann
    Financial Services, Inc.                     21,199                        6
* Avenue A, Inc.                                  1,710                        6
* ARTISTdirect, Inc.                                634                        6
* Innovative Medical Services                     6,829                        6
* Information Architects Corp.                   12,078                        6
* Nucentrix Broadband
    Networks                                      2,500                        6
* Scient, Inc.                                   12,606                        6
* Bioanalytical Systems, Inc.                     1,000                        5
* Aqua Care Systems, Inc.                         5,172                        5
  BancTrust Financial Group, Inc.                   400                        5
* IEC Electronics Corp.                          37,285                        5
* NewPower Holdings, Inc.                       248,440                        5
* Datawatch Corp.                                 1,300                        5
* uniView Technologies Corp.                     11,915                        4
* eLEC Communications Corp.                     109,175                        4
  Onvia.com, Inc.                                21,658                        4
* Antigenics Inc.-Contingent
    Value Rights                                 27,219                        4
* DiaSys Corp.                                    5,071                        4
* Suburban Lodges Of America, Inc.                5,000                        4
* SpectRx, Inc.                                   1,000                        4
* Verso Technologies, Inc.                        7,806                        4
* Beacon Power Corp.                             17,664                        4
* Alterra Healthcare Corp.                       48,194                        4
* Natrol, Inc.                                    2,500                        4
* FirstCity Financial Corp.                       2,929                        4
* Corrpro Cos., Inc.                              3,200                        4
* Metromedia International
    Group, Inc.                                  52,400                        4
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Cogent Communications
    Group, Inc.                                   2,570                $       4
  Russ Berrie and Co., Inc.                         100                        4
* YouthStream Media Networks, Inc.               29,500                        4
* I-Link, Inc. Pfd.                                  69                        3
* Cytrx Corp.                                     5,759                        3
* ProcureNet, Inc.                               22,500                        3
* Frisby Technologies, Inc.                       4,195                        3
* PartsBase Inc.                                  2,538                        3
* Adelphia Business Solutions, Inc.             251,784                        3
* York Research Corp.                           113,367                        3
* Entrada Networks, Inc.                         13,242                        3
* Dendreon Corp.                                  1,228                        3
* StarMedia Network, Inc.                        93,076                        2
* APW Ltd.                                       56,989                        2
* Innovative Gaming Corp.                         9,803                        2
* Segue Software, Inc.                            1,400                        2
* Clarent Corp.                                  25,083                        2
* TechSys, Inc.                                   4,877                        2
  Webster City Federal Bancorp                      100                        2
* A.B. Watley Group Inc.                         12,454                        2
* Integra, Inc.                                  25,271                        2
* Radio One, Inc.                                   116                        2
* eChapman Inc.                                  11,314                        2
* Exchange Applications, Inc.                     2,604                        2
* Physiometrix, Inc.                              2,000                        2
* iPrint Technologies Inc.                       16,003                        2
* Comdisco, Inc.                                 58,121                        2
* T-3 Energy Services, Inc.                         177                        1
* Aastrom Biosciences, Inc.                       4,000                        1
* Go2Pharmacy, Inc.                               1,950                        1
* Vizacom Inc.                                    1,361                        1
* PeoplePC Inc.                                  64,058                        1
* T/R Systems, Inc.                               1,000                        1
* Viasystems Group, Inc.                         17,970                        1
* Highlands Insurance Group                     151,384                        1
* FiberNet Telecom Group, Inc.                   12,098                        1
* Pinnacle Holdings Inc. REIT                    99,079                        1
* Imperial Credit Industries, Inc.               43,048                        1
* SPEEDCOM Wireless Corp.                         9,444                        1
* BRIAZZ, Inc.                                    1,000                        1
* XO Communications Inc. Class A                 48,114                        1
* Alanco Technologies, Inc.                       1,687                        1
* FiNet.com, Inc.                                 1,015                        1
* News Communications, Inc.                         501                        0
* Frontline Capital Group                        56,587                        0
* Interplay Entertainment Corp.                   1,000                        0
* AppliedTheory Corp.                            59,512                        0
* USOL Holdings, Inc.                               974                        0
* Wilshire Financial Services
    Group Inc.                                       64                        0
* American Classic Voyager Co.                   42,488                        0
--------------------------------------------------------------------------------
36

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Empire of Carolina, Inc.                        8,900                $       0
* Provell, Inc.                                   1,000                        0
* Heartland Technology, Inc.                      7,517                        0
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $27,142,361)                                24,177,698
================================================================================

                                                   FACE
                                                 AMOUNT
                                                  (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.5%)(1)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.
(2) 1.83%, 7/31/2002                           $ 10,000                   9,986
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.97%, 7/1/2002                               177,514                 177,514
  1.97%, 7/1/2002--Note F                       171,514                 171,514
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $359,013)                                                       359,014
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.9%)
  (Cost $27,501,374)                                                 24,536,712
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.9%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                    178,054
Liabilities--Note F                                                    (393,966)
                                                                      ----------
                                                                       (215,912)
                                                                      ----------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                   $24,320,800
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.0%, respectively, of net assets. See Note E in Notes to Financial Statements.
(2)Security segregated as initial margin for open futures contracts.
REIT--Real Estate Investment Trust.

================================================================================
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT JUNE 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital--Note D                                             $27,509,681
Overdistributed Net Investment Income                                    (8,090)
Accumulated Net Realized Losses--Note D                                (214,163)
Unrealized Depreciation--Note E
  Investment Securities                                              (2,964,662)
  Futures Contracts                                                      (1,966)
--------------------------------------------------------------------------------
NET ASSETS                                                          $24,320,800
================================================================================

Investor Shares--Net Assets
Applicable to 664,726,720 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                         $15,003,752
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INVESTOR SHARES                                                         $22.57
================================================================================

Admiral Shares--Net Assets
Applicable to 175,363,909 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                          $3,958,306
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 ADMIRAL SHARES                                                          $22.57
================================================================================

Institutional Shares--Net Assets
Applicable to 185,499,440 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                          $4,187,253
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INSTITUTIONAL SHARES                                                    $22.57
================================================================================

VIPER Shares--Net Assets
Applicable to 12,630,130 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                          $1,171,489
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 VIPER SHARES                                                            $92.75
================================================================================

                                                (C)2002 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                              Vanguard Marketing
                                                       Corporation, Distributor.

                                                                     F852 082002
--------------------------------------------------------------------------------
                       VANGUARD(R) U.S. STOCK INDEX FUNDS

                         MID-CAPITALIZATION PORTFOLIOS

                       SEMIANNUAL REPORT * JUNE 30, 2002


STOCK
INCLUDED WITHIN THIS REPORT:

VANGUARD EXTENDED MARKET INDEX FUND
VANGUARD MID-CAP INDEX FUND

                                                                    [SHIP LOGOS]
                                                    [THE VANGUARD GROUP(R) LOGO]

WHAT YOU CAN CONTROL
As an investor, you cannot control how the financial markets perform. But there are vital variables that you can control. You can decide how much to invest. You can limit the risk in your portfolio by diversifying your holdings. And you can control the investment costs you incur.

     Costs may seem the least dramatic of the three. But costs have a powerful impact on how your wealth accumulates; they reduce, dollar for dollar, the returns that you can derive from an investment.

     Every mutual fund has operating expenses--to pay for investment managers, telephone support, and so on. These costs appear in the fund's expense ratio, which reflects the percentage of average net assets (your money) consumed each year by operating costs. In 2001, the average mutual fund had an expense ratio of 1.34% (or $13.40 per $1,000 in assets), according to data from Lipper Inc.

     For Vanguard(R) funds, the average expense ratio was less than one-fourth that amount (0.27%, or $2.70 per $1,000 in assets). Our average expense ratio has been less than the industry average for 25 years, and it's an advantage we aim to maintain.

     Under our unique corporate structure, shareholders like you own the Vanguard funds, which in turn own The Vanguard Group. No middleman makes a profit from managing the operation. You bear all of the investment risk. It's only right that you reap as much of the potential reward as possible.

================================================================================
CONTENTS
Letter From the Chairman                                  1
Fund Profiles                                             5
Glossary of Investment Terms                              7
Performance Summaries                                     8
Financial Statements                                     10
================================================================================
SUMMARY
* During the first half of 2002, Vanguard Extended Market Index Fund returned -8.4% and Vanguard Mid-Cap Index Fund returned -3.3%.
* As they are designed to do, the two funds closely tracked their target indexes. Compared with the average peer mutual fund, the Mid-Cap Index Fund did better and the Extended Market Index Fund slightly worse.
*    The  broad  stock  market   approached  a  multiyear   low,  but  mid-  and
     small-capitalization stocks fared better.
--------------------------------------------------------------------------------
[SHIP LOGOS]

                                                                         [PHOTO]
                                                               [JOHN J. BRENNAN]
LETTER FROM THE CHAIRMAN

FELLOW SHAREHOLDER,
During the six months ended June 30, 2002, the broad U.S. stock market approached the multiyear low point last seen during the panic selling that followed the September 11 terrorist attacks. While mid- and small-capitalization stocks fared better than large-caps, few market segments escaped the downdraft. In this environment, the Investor Shares of VANGUARD(R) EXTENDED MARKET INDEX FUND posted a return of -8.4% for the first half of its fiscal year, while VANGUARD(R) MID-CAP INDEX FUND returned -3.3%.

     The adjacent table shows the six-month total returns (capital change plus reinvested distributions) for the funds' various share classes, their target indexes, and their average peer mutual funds. The Mid-Cap Index Fund outpaced the average mid-cap core fund by a healthy margin, but the Extended Market Index Fund slightly lagged the same peer.

     Each fund's total returns are based on the change in net asset value during the half-year and reflect income dividends and capital gains distributions. The table on page 4 provides details.

================================================================================
TOTAL RETURNS                                                   SIX MONTHS ENDED
                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------
VANGUARD EXTENDED MARKET INDEX FUND
  Investor Shares                                                          -8.4%
  Admiral Shares                                                           -8.3
  Institutional Shares                                                     -8.3
  VIPER Shares
    Market Price                                                           -8.3
    Net Asset Value                                                        -8.3
Average Mid-Cap Core Fund*                                                 -7.7
Wilshire 4500 Completion Index                                             -8.2
--------------------------------------------------------------------------------
VANGUARD MID-CAP INDEX FUND
  Investor Shares                                                          -3.3%
  Admiral Shares                                                           -3.2
  Institutional Shares                                                     -3.2
Average Mid-Cap Core Fund*                                                 -7.7
S&P MidCap 400 Index                                                       -3.2
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
================================================================================

INVESTORS' ENTHUSIASM--AND MOST STOCKS--DECLINED
The broad U.S. stock market, as measured by the Wilshire 5000 Total Market Index, fell -11.8% during the six months ended June 30. A number of forces drained investors' enthusiasm. Among these were the slow pace of the economic recovery, a lackluster rebound in corporate profits, allegations of wrongdoing by corporate executives, and a series of government warnings about potential terrorist attacks. The relentless decline in stock prices was also due in part to the cascade of disclosures about overstated corporate financial results.

     There were very few pockets of strength in the equity markets. As they did in 2000 and 2001, small-cap value stocks, which command modest prices relative to their earnings or book values, bucked the downward trend, recording solid gains during the period. Their growth-oriented counterparts declined, however, bringing the overall return of small-cap stocks, as measured by the Russell 2000 Index, to -4.7%. Mid-cap stocks delivered a similar result, with value topping growth: The Standard & Poor's MidCap 400/Barra Value Index returned 3.5%, versus -10.0% for its growth counterpart. The large-cap Russell 1000 Index, which accounts for roughly 90% of the market's total capitalization, returned -12.8%. Here, too, value stocks (-4.8%) held up far better than growth stocks (-20.8%).

================================================================================
MARKET BAROMETER                                                   TOTAL RETURNS
                                                     PERIODS ENDED JUNE 30, 2002
                                                   -----------------------------
                                                    SIX          ONE        FIVE
                                                 MONTHS         YEAR      YEARS*
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)                  -12.8%       -17.9%        3.9%
Russell 2000 Index (Small-caps)                   -4.7         -8.6         4.4
Wilshire 5000 Index (Entire market)              -11.8        -16.6         3.6
MSCI EAFE Index (International)                   -1.6         -9.5        -1.5
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                        3.8%         8.6%        7.6%
  (Broad taxable market)
Lehman 10 Year Municipal Bond Index                5.3          7.2         6.4
Salomon Smith Barney 3-Month
  U.S. Treasury Bill Index                         0.9          2.5         4.7
================================================================================
CPI
Consumer Price Index                               1.8%         1.1%        2.3%
--------------------------------------------------------------------------------
*Annualized.
================================================================================

THE ECONOMY GREW MODESTLY; INFLATION KEPT A LOW PROFILE
The economy turned in a mixed performance. Real (inflation-adjusted) gross domestic product grew at a brisk annual rate of 5.0% in the first quarter. Economists noted, however, that increased sales of goods and services accounted for roughly one-half of the advance. A slowing in inventory reductions accounted for the other half. Growth slowed to a rate of 1.1% in the second quarter, according to an early estimate.

     The Federal Reserve Board, which lowered its target for short-term interest rates 11 times in 2001 to spur the recovery, kept that target at 1.75% during the first half of 2002. With rates at a 40-year low and little evidence of inflation, the housing market continued to flourish, making it one of the economy's bright spots.

MOST BONDS PERFORMED SOLIDLY, WITH TREASURIES IN THE LEAD
Bonds generally performed well during the period. The Lehman Brothers Aggregate Bond Index, a broad measure of the taxable investment-grade U.S. bond market, returned 3.8%, as modest price increases supplemented interest income.

================================================================================
ADMIRAL(TM) SHARES
A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

INSTITUTIONAL SHARES
This class of shares also carries low expenses and is available for a minimum investment of $10 million.

VIPER(R) SHARES
Traded on the American Stock Exchange, VIPERs are available only through brokers. The table on page 1 shows VIPER returns based on both the AMEX market price and the net asset value for a share.
================================================================================

     Many fixed income investors, however, saw their interest payments drop further. Interest rates on all but the longest-term Treasury bonds fell, reducing income but pushing prices higher. Anxiety over the economy and corporate accounting scandals took a toll on corporate bonds--their total returns lagged those of Treasuries, despite their higher coupons.

TECHNOLOGY AND HEALTH CARE HINDERED YOUR FUNDS
The Extended Market and the Mid-Cap Index Funds outpaced the overall market's -11.8% return, and both closely tracked their target indexes, as they are designed to do. However, such relative performance data is admittedly small comfort when the fund returns are negative, as they were in this half-year.

     Across virtually all market-cap levels, the two sectors that most hurt returns were technology and health care.

     Within the Extended Market Index Fund, tech issues--which made up the fund's third-largest sector exposure, averaging 12% of assets during the period--fell -36%. These companies were hurt by declining demand, falling software-license revenue, and other cutbacks in corporate technology spending. The fund's health care stocks, its fourth-largest sector weighting, fell -24%. Biotechnology and drug companies in particular saw steep declines--the effect of patent expirations, delays in FDA drug approval, and product-development setbacks. (Gloomy returns also came from the fund's utilities stocks, which reflect the troubled cable and telecom industries, but their -27% overall decline did not have as significant an impact because they made up just 5% of assets on average.) One bright spot for the Extended Market Fund was its financial services holdings, which returned 8%. At 23% of assets on average, they were the fund's biggest sector weighting.


     The story was similar for the Mid-Cap Index Fund. Its tech and health care stocks declined -24% and -14%, respectively. For this fund, however, it was the consumer discretionary sector (+6%) and the consumer staples sector (+11%), rather than financial services, that somewhat bolstered returns.

     While the poor returns of tech and health care stocks help to explain our funds' absolute performances, they don't fully explain the difference in relative performance. The Investor Shares of the Extended Market Index Fund lagged the average peer by 0.7 percentage point, while the Investor Shares of the Mid-Cap Index Fund outpaced the same peer by 4.4 percentage points. The reason has to do with the construction of the two target indexes. The Mid-Cap Index Fund tracks the S&P MidCap 400 Index, which generally excludes companies that have not had at least four quarters of operating profits. As a result, the index--and the fund--did not include many of the more speculative stocks that have plummeted since the market peak in March 2000. The Extended Market Index Fund, on the other hand, tracks the Wilshire 4500 Index, a more comprehensive benchmark that adds stocks soon after their initial public offerings (it now includes about 5,400 mid- and small-cap stocks).

PERSPECTIVE TO HELP STAY THE COURSE
The past two years have been extremely trying for investors. We thank you for your loyalty and trust.

     Understandably, after such a long and steep slide in the equity markets, some people have begun to question the wisdom of owning any stocks. However, we caution against making a major change in allocation because of the stock market's poor recent performance. Staying the course is difficult, but it may be easier if you look at history for perspective. We saw a very steep stock market decline in the 1973-1974 bear market, a long slump made worse by high inflation and falling bond prices. In the years that followed, security prices recovered, and investors prospered. Just as it would have been a mistake for long-term investors to lose faith in the stock and bond markets during the mid-1970s, so it would be now.

     A portfolio diversified across asset classes and market segments is positioned to benefit from rising markets, but also to afford some protection from market declines. Since no one can consistently make accurate predictions of when the markets will turn up or down, such a balanced portfolio is still the prudent course. Index funds--with their inherent advantages of low costs, diversification, and disciplined investment strategies--are a sound component of such a plan.


SINCERELY,


JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

                                                                   JULY 12, 2002
================================================================================
YOUR FUND'S PERFORMANCE AT A GLANCE: DECEMBER 31, 2001-JUNE 30, 2002

                                                       DISTRIBUTIONS PER SHARE
                                                     ---------------------------
                                STARTING       ENDING       INCOME       CAPITAL
                             SHARE PRICE  SHARE PRICE    DIVIDENDS         GAINs
--------------------------------------------------------------------------------
Vanguard Extended Market Index Fund
  Investor Shares                 $23.09       $21.16       $0.000        $0.000
  Admiral Shares                   23.09        21.17        0.000         0.000
  Institutional Shares             23.09        21.18        0.000         0.000
  VIPER Shares                     60.99        55.91        0.000         0.000
--------------------------------------------------------------------------------
Vanguard Mid-Cap Index Fund
  Investor Shares                 $11.81       $11.35       $0.008        $0.074
  Admiral Shares                   53.56        51.48        0.036         0.336
  Institutional Shares             11.83        11.38        0.008         0.074
--------------------------------------------------------------------------------

FUND PROFILE                                                 AS OF JUNE 30, 2002
    FOR EXTENDED MARKET INDEX FUND
This Profile provides a snapshot of the fund's characteristics, compared where appropriate with both its unmanaged target index and a broad market index. Key terms are defined on page 7.

================================================================================
PORTFOLIO CHARACTERISTICS
                                                          TARGET        WILSHIRE
                                                FUND      INDEX*            5000
--------------------------------------------------------------------------------
Number of Stocks                               3,058       5,349           5,838
Median Market Cap                              $1.7B       $1.7B          $28.2B
Price/Earnings Ratio                           32.6x       32.6x           26.9x
Price/Book Ratio                                2.1x        2.1x            2.9x
Yield                                                       1.1%            1.5%
  Investor Shares                               0.9%
  Admiral Shares                                0.9%
  Institutional Shares                          1.0%
  VIPER Shares                                  0.9%
Return on Equity                               13.4%       13.4%           21.3%
Earnings Growth Rate                            9.7%        9.7%            9.6%
Foreign Holdings                                0.2%        0.2%            0.3%
Turnover Rate                                  12%**         --              --
Expense Ratio                                                --              --
  Investor Shares                            0.25%**
  Admiral Shares                             0.20%**
  Institutional Shares                       0.10%**
  VIPER Shares                               0.20%**
Cash Investments                                0.0%         --              --
--------------------------------------------------------------------------------
================================================================================
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

Berkshire Hathaway Inc. Class A                 4.1%
  (financial services)
United Parcel Service, Inc.                     1.0
  (transportation)
Liberty Media Corp.                             1.0
  (media)
Prudential Financial, Inc.                      0.8
  (insurance)
eBay Inc.                                       0.7
  (diversified services)
Cox Communications, Inc. Class A                0.6
  (telecommunications)
The Goldman Sachs Group, Inc.                   0.6
  (financial services)
Kraft Foods Inc.                                0.5
  (food, beverage & tobacco)
The Principal Financial Group, Inc.             0.5
  (financial services)
Electronic Arts Inc.                            0.4
  (computer software/services)
--------------------------------------------------------------------------------
Top Ten                                        10.2%
--------------------------------------------------------------------------------
================================================================================
VOLATILITY MEASURES
                                TARGET               WILSHIRE
                      FUND      INDEX*   FUND            5000
--------------------------------------------------------------------------------
R-Squared             1.00        1.00   0.75            1.00
Beta                  1.00        1.00   1.36            1.00
--------------------------------------------------------------------------------
================================================================================
INVESTMENT FOCUS

MARKET CAP - MEDIUM
STYLE - BLEND
--------------------------------------------------------------------------------
================================================================================
SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
                                                          TARGET        WILSHIRE
                                                FUND      INDEX*            5000
--------------------------------------------------------------------------------
Auto & Transportation                           3.7%        3.7%            2.5%
Consumer Discretionary                         20.7        20.7            15.4
Consumer Staples                                3.4         3.4             7.6
Financial Services                             26.0        26.0            22.5
Health Care                                    11.1        11.1            13.3
Integrated Oils                                 0.2         0.2             4.1
Other Energy                                    4.0         4.0             2.0
Materials & Processing                          6.1         6.1             4.0
Producer Durables                               4.9         4.9             4.2
Technology                                      9.9         9.9            12.9
Utilities                                       4.7         4.7             6.8
Other                                           5.3         5.3             4.7
--------------------------------------------------------------------------------
*Wilshire 4500 Completion Index.
**Annualized.

FUND PROFILE                                                 AS OF JUNE 30, 2002
   FOR MID-CAP INDEX FUND
This Profile provides a snapshot of the fund's characteristics, compared where appropriate with both its unmanaged target index and a broad market index. Key terms are defined on page 7.

================================================================================
PORTFOLIO CHARACTERISTICS
                                                          TARGET        WILSHIRE
                                                FUND      INDEX*            5000
--------------------------------------------------------------------------------
Number of Stocks                                 404         400           5,838
Median Market Cap                              $2.6B       $2.6B          $28.2B
Price/Earnings Ratio                           25.2x       25.2x           26.9x
Price/Book Ratio                                2.4x        2.4x            2.9x
Yield                                                       1.3%            1.5%
  Investor Shares                               0.8%
  Admiral Shares                                0.9%
  Institutional Shares                          1.0%
Return on Equity                               16.1%       16.1%           21.3%
Earnings Growth Rate                           11.0%       11.0%            9.6%
Foreign Holdings                                0.0%        0.0%            0.3%
Turnover Rate                                  13%**         --              --
Expense Ratio                                                --              --
  Investor Shares                            0.25%**
  Admiral Shares                             0.18%**
  Institutional Shares                       0.10%**
Cash Investments                                0.0%         --              --
--------------------------------------------------------------------------------
================================================================================
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

Electronic Arts Inc.                            1.1%
  (computer software/services)
Quest Diagnostics, Inc.                         1.0
  (health care)
M & T Bank Corp.                                1.0
  (banking)
SunGard Data Systems, Inc.                      0.9
  (computer software/services)
North Fork Bancorp, Inc.                        0.8
  (banking)
Gilead Sciences, Inc.                           0.8
  (pharmaceuticals)
Affiliated Computer Services, Inc. Class A      0.8
  (computer software/services)
Tyson Foods, Inc.                               0.7
  (food, beverage and tobacco)
DST Systems, Inc.                               0.7
  (computer software/services)
Microchip Technology, Inc.                      0.7
  (electronics)
--------------------------------------------------------------------------------
Top Ten                                         8.5%
--------------------------------------------------------------------------------
================================================================================
VOLATILITY MEASURES
                                TARGET               WILSHIRE
                      FUND      INDEX*     FUND          5000
--------------------------------------------------------------------------------
R-Squared             1.00        1.00     0.83          1.00
Beta                  1.00        1.00     0.99          1.00
--------------------------------------------------------------------------------
================================================================================
INVESTMENT FOCUS

MARKET CAP - MEDIUM
STYLE - BLEND
--------------------------------------------------------------------------------
================================================================================
SECTOR DIVERSIFICATION (% OF COMMON STOCKS)

                                                          TARGET        WILSHIRE
                                                FUND      INDEX*            5000
--------------------------------------------------------------------------------
Auto & Transportation                           3.5%        3.5%            2.5%
Consumer Discretionary                         17.2        17.2            15.4
Consumer Staples                                5.7         5.7             7.6
Financial Services                             23.8        23.8            22.5
Health Care                                    11.7        11.7            13.3
Integrated Oils                                 0.5         0.5             4.1
Other Energy                                    4.8         4.8             2.0
Materials & Processing                          6.6         6.6             4.0
Producer Durables                               4.7         4.7             4.2
Technology                                     11.2        11.2            12.9
Utilities                                       7.9         7.9             6.8
Other                                           2.4         2.4             4.7
--------------------------------------------------------------------------------
*S&P MidCap 400 Index.
**Annualized.

GLOSSARY OF INVESTMENT TERMS
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's target index benchmark and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock investment.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's target index benchmark and by an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
TURNOVER RATE. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES                                        AS OF JUNE 30, 2002
All of the data on this and the following page represent past performance, which cannot be used to predict future returns that may be achieved by the funds. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

================================================================================
EXTENDED MARKET INDEX FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) DECEMBER 31, 1991-JUNE 30, 2002

FISCAL YEAR     EXTENDED MARKET INDEX FUND INV SHARES      WILSHIRE 5000 INDEX
--------------------------------------------------------------------------------
1992                                      12.5                        11.9
1993                                      14.5                        14.6
1994                                      -1.8                        -2.7
1995                                      33.8                        33.5
1996                                      17.6                        17.2
1997                                      26.7                        25.7
1998                                       8.3                         8.6
1999                                      36.2                        35.5
2000                                     -15.5                       -15.8
2001                                      -9.1                        -9.3
2002*                                     -8.4                        -8.2
--------------------------------------------------------------------------------
*Six months ended June 30, 2002.
Note: See Financial Highlights tables on pages 50-53 for dividend and capital gains information.

=================================================================================================
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2002
                                                                              TEN YEARS
                                                   ONE        FIVE   ----------------------------
                             INCEPTION DATE       YEAR       YEARS   CAPITAL     INCOME     TOTAL
-------------------------------------------------------------------------------------------------
Extended Market Index Fund
  Investor Shares*               12/21/1987    -13.54%       3.32%     9.05%      1.28%    10.33%
  Admiral Shares                 11/13/2000     -13.49    -12.98**       --         --        --
  Institutional Shares             7/7/1997     -13.39      3.17**       --         --        --
  VIPER Shares
    Market Price                 12/27/2001    -8.23**        --         --         --        --
    Net Asset Value              12/27/2001    -8.25**        --         --         --        --
-------------------------------------------------------------------------------------------------

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Returns since inception.

================================================================================
MID-CAP INDEX FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) MAY 21, 1998- JUNE 30, 2002

FISCAL YEAR        MID-CAP INDEX FUND INVESTOR SHARES       S&P MIDCAP 400 INDEX
--------------------------------------------------------------------------------
1998                               8.6                                 7.9
1999                              15.3                                14.7
2000                              18.1                                17.5
2001                              -0.5                                -0.6
2002*                             -3.3                                -3.2
--------------------------------------------------------------------------------
*Six months ended June 30, 2002.
Note: See Financial Highlights tables on pages 54-56 for dividend and capital gains information.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2002

                                                          SINCE INCEPTION
                                            ONE   ------------------------------
                          INCEPTION DATE   YEAR   CAPITAL      INCOME      TOTAL
--------------------------------------------------------------------------------

Mid-Cap Index Fund
  Investor Shares*             5/21/1998 -4.67%     8.31%       0.65%      8.96%
  Admiral Shares              11/12/2001 4.55**       --          --         --
  Institutional Shares         5/21/1998 -4.53      8.38        0.75       9.13
--------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Return since inception.

================================================================================
EXTENDED MARKET INDEX FUND VIPER SHARES
PREMIUM/DISCOUNT: DECEMBER 31, 2001-JUNE 30, 2002

                                       CLOSING PRICE
                                   ABOVE OR EQUAL TO         CLOSING PRICE BELOW
                             CLOSING NET ASSET VALUE     CLOSING NET ASSET VALUE
                             -----------------------    ------------------------
                              NUMBER  PERCENTAGE OF     NUMBER     PERCENTAGE OF
BASIS POINT DIFFERENTIAL*    OF DAYS     TOTAL DAYS    OF DAYS        TOTAL DAYS
--------------------------------------------------------------------------------
0-24.9                            25         20.16%         23            18.55%
25-49.9                           41         33.06           8             6.45
50-74.9                           14         11.29           1             0.81
75-100.0                           5          4.03           1             0.81
> 100.0                            4          3.23           2             1.61
--------------------------------------------------------------------------------
Total                             89         71.77%         35            28.23%
================================================================================
*1 basis point equals 1/100th of 1%.

FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS
This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market-value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

================================================================================
                                                                          MARKET
EXTENDED MARKET                                                           VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.4%)(1)
--------------------------------------------------------------------------------
* Berkshire Hathaway Inc.
    Class A                                       2,701                  180,427
  United Parcel Service, Inc.                   691,767                   42,717
* Liberty Media Corp.                         4,234,700                   42,347
* Prudential Financial, Inc.                  1,043,082                   34,797
* eBay Inc.                                     499,922                   30,805
* Cox Communications, Inc.
    Class A                                   1,021,941                   28,154
  The Goldman Sachs Group, Inc.                 354,878                   26,030
  Kraft Foods Inc.                              499,725                   20,464
* The Principal Financial Group, Inc.           651,274                   20,189
* Electronic Arts Inc.                          246,919                   16,309
* General Motors Corp. Class H                1,564,916                   16,275
* Quest Diagnostics, Inc.                       173,056                   14,891
* USA Interactive                               622,214                   14,591
  M & T Bank Corp.                              166,594                   14,287
* SunGard Data Systems, Inc.                    501,578                   13,282
* Genentech, Inc.                               394,129                   13,203
  UnionBanCal Corp.                             280,201                   13,127
* Anthem, Inc.                                  184,125                   12,425
* Fox Entertainment Group, Inc.
    Class A                                     540,336                   11,752
* Laboratory Corp. of America
    Holdings                                    254,136                   11,601
  North Fork Bancorp, Inc.                      290,958                   11,583
  GlobalSantaFe Corp.                           419,389                   11,470
* Gilead Sciences, Inc.                         347,285                   11,419
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Affiliated Computer
    Services, Inc. Class A                      235,372               $   11,175
  E.W. Scripps Co. Class A                      141,811                   10,919
* Amazon.com, Inc.                              669,357                   10,877
* CNA Financial Corp.                           399,231                   10,580
* Microchip Technology, Inc.                    357,504                    9,806
  Tyson Foods, Inc.                             631,822                    9,800
* DST Systems, Inc.                             214,338                    9,797
* IDEC Pharmaceuticals Corp.                    272,529                    9,661
* MGM Mirage, Inc.                              285,732                    9,643
  National Commerce
    Financial Corp.                             364,758                    9,593
  Washington Post Co. Class B                    17,090                    9,314
* Weatherford International Ltd.                212,950                    9,199
* L-3 Communications
    Holdings, Inc.                              170,300                    9,196
  R.J. Reynolds Tobacco
    Holdings, Inc.                              166,495                    8,949
  Green Point Financial Corp.                   179,397                    8,808
  Golden State Bancorp Inc.                     242,649                    8,796
  Vornado Realty Trust REIT                     189,872                    8,772
* SPX Corp.                                      73,734                    8,664
  ProLogis REIT                                 327,165                    8,506
  Archstone-Smith Trust REIT                    313,753                    8,377
* Symantec Corp.                                254,905                    8,374
* AutoNation, Inc.                              574,812                    8,335
  Popular, Inc.                                 243,638                    8,206
  Radian Group, Inc.                            168,337                    8,195
--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Weight Watchers
   International, Inc.                          188,562              $     8,191
  Estee Lauder Cos. Class A                     231,327                    8,143
* EchoStar Communications
    Corp. Class A                               431,858                    8,015
* Dollar Tree Stores, Inc.                      202,085                    7,964
  American Water Works Co., Inc.                179,360                    7,750
  Public Storage, Inc. REIT                     207,383                    7,694
* Synopsys, Inc.                                139,318                    7,636
  Compass Bancshares Inc.                       227,240                    7,635
* Cadence Design Systems, Inc.                  464,993                    7,496
  Transatlantic Holdings, Inc.                   93,441                    7,475
* Mohawk Industries, Inc.                       120,435                    7,410
  Apartment Investment &
    Management Co.
    Class A REIT                                150,305                    7,395
  ServiceMaster Co.                             537,438                    7,374
* Brocade Communications
    Systems, Inc.                               417,468                    7,297
* Oxford Health Plans, Inc.                     156,859                    7,288
* CDW Computer Centers, Inc.                    153,545                    7,187
* Express Scripts Inc.                          142,446                    7,138
  Federated Investors, Inc.                     205,310                    7,098
* BISYS Group, Inc.                             213,123                    7,097
  Valero Energy Corp.                           189,396                    7,087
  Mylan Laboratories, Inc.                      225,375                    7,065
  Lennar Corp.                                  114,873                    7,030
  Hudson City Bancorp, Inc.                     352,854                    7,022
* BEA Systems, Inc.                             727,947                    6,923
  Banknorth Group, Inc.                         265,941                    6,920
  Duke Realty Corp. REIT                        238,950                    6,918
* ChoicePoint Inc.                              152,125                    6,917
  Sovereign Bancorp, Inc.                       462,004                    6,907
* Caremark Rx, Inc.                             417,733                    6,893
  D. R. Horton, Inc.                            259,944                    6,766
  Ocean Energy, Inc.                            311,647                    6,753
  Old Republic International Corp.              214,354                    6,752
* Smurfit-Stone Container Corp.                 437,725                    6,750
  TCF Financial Corp.                           136,984                    6,726
  Murphy Oil Corp.                               81,469                    6,721
  Diamond Offshore Drilling, Inc.               235,805                    6,720
  Royal Caribbean Cruises, Ltd.                 344,445                    6,717
* Travelers Property Casualty Corp.             374,679                    6,632
  Total System Services, Inc.                   352,110                    6,623
  ENSCO International, Inc.                     241,845                    6,593
  Boston Properties, Inc. REIT                  162,915                    6,508
* Trigon Healthcare, Inc.                        64,517                    6,489
* Westwood One, Inc.                            191,144                    6,388
  McCormick & Co., Inc.                         247,334                    6,369
  Telephone & Data Systems, Inc.                104,821                    6,347
* Vishay Intertechnology, Inc.                  286,414                    6,301
  Hillenbrand Industries, Inc.                  112,187                    6,299
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Williams-Sonoma, Inc.                         204,992              $     6,285
  Kimco Realty Corp. REIT                       186,800                    6,256
* Lincare Holdings, Inc.                        192,952                    6,232
  Expeditors International of
    Washington, Inc.                            186,004                    6,168
* Smith International, Inc.                      90,246                    6,154
* Millennium Pharmaceuticals, Inc.              503,856                    6,122
  The PMI Group Inc.                            160,228                    6,121
* Patterson Dental Co.                          121,281                    6,104
* PanAmSat Corp.                                268,837                    6,076
* Health Net Inc.                               223,592                    5,986
  DPL Inc.                                      226,161                    5,982
* Dean Foods Co.                                160,324                    5,980
  Hormel Foods Corp.                            246,999                    5,913
  Avalonbay
    Communities, Inc. REIT                      124,086                    5,795
  Ross Stores, Inc.                             141,839                    5,780
  SCANA Corp.                                   186,232                    5,758
* Republic Services, Inc. Class A               301,651                    5,752
  Legg Mason Inc.                               116,551                    5,735
  General Growth
    Properties Inc. REIT                        111,195                    5,671
  Hibernia Corp. Class A                        284,997                    5,640
  A.G. Edwards & Sons, Inc.                     143,870                    5,592
* Lamar Advertising Co. Class A                 149,817                    5,575
* Brinker International, Inc.                   174,600                    5,544
* Park Place Entertainment Corp.                538,826                    5,523
  SEI Corp.                                     195,632                    5,511
  Beckman Coulter, Inc.                         110,132                    5,496
* Triad Hospitals, Inc.                         129,570                    5,491
* Pioneer Natural Resources Co.                 207,276                    5,399
* Lear Corp.                                    116,446                    5,386
  Fidelity National Financial, Inc.             170,173                    5,377
  Host Marriott Corp. REIT                      474,325                    5,360
  Bowater Inc.                                   97,915                    5,324
  Arthur J. Gallagher & Co.                     153,590                    5,322
  The McClatchy Co. Class A                      81,683                    5,277
* Universal Health Services Class B             107,467                    5,266
  Wisconsin Energy Corp.                        207,775                    5,250
* Atmel Corp.                                   837,634                    5,244
  Commerce Bancorp, Inc.                        118,626                    5,243
  Fastenal Co.                                  136,044                    5,239
  New York Community
    Bancorp, Inc.                               193,254                    5,237
* Metro-Goldwyn-Mayer Inc.                      446,416                    5,223
  Commerce Bancshares, Inc.                     117,154                    5,183
  Astoria Financial Corp.                       161,183                    5,166
* Intersil Corp.                                241,042                    5,153
  DENTSPLY International Inc.                   139,459                    5,147
  AVX Corp.                                     312,903                    5,110
  Mercantile Bankshares Corp.                   124,417                    5,105
  Associated Banc-Corp                          134,942                    5,089
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
EXTENDED MARKET                                                           VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
  C.H. Robinson Worldwide, Inc.                 151,600                $   5,083
  Rouse Co. REIT                                154,239                    5,079
* Network Associates, Inc.                      262,707                    5,062
* Hispanic Broadcasting Corp.                   193,754                    5,057
* Constellation Brands, Inc. Class A            157,942                    5,054
* First Health Group Corp.                      179,956                    5,046
* BJ's Wholesale Club, Inc.                     129,420                    4,983
  Manpower Inc.                                 135,428                    4,977
* Ceridian Corp.                                262,022                    4,973
* Fairchild Semiconductor Corp.                 203,989                    4,957
* Barr Laboratories, Inc.                        77,724                    4,938
* Varian Medical Systems, Inc.                  121,076                    4,910
* Whole Foods Market, Inc.                      101,279                    4,884
* Outback Steakhouse                            138,478                    4,861
  Sonoco Products Co.                           171,421                    4,855
  Diebold, Inc.                                 128,027                    4,768
* Community Health Systems, Inc.                176,723                    4,736
  Energy East Corp.                             209,411                    4,733
  City National Corp.                            88,048                    4,733
  Valley National Bancorp                       170,028                    4,727
* Cooper Cameron Corp.                           97,272                    4,710
  Mercury General Corp.                          97,076                    4,708
  White Mountains Insurance
    Group Inc.                                   14,849                    4,700
  Liberty Property Trust REIT                   133,817                    4,684
  Avnet, Inc.                                   212,959                    4,683
  AMB Property Corp. REIT                       150,788                    4,674
* Iron Mountain, Inc.                           151,035                    4,659
  Northeast Utilities                           249,579                    4,657
  Erie Indemnity Co. Class A                    114,382                    4,634
  Neuberger Berman Inc.                         126,108                    4,616
* Michaels Stores, Inc.                         118,254                    4,612
  First Virginia Banks, Inc.                     85,891                    4,605
* Certegy, Inc.                                 124,085                    4,602
  XTO Energy, Inc.                              222,000                    4,573
  American National Insurance Co.                47,432                    4,568
  iStar Financial Inc. REIT                     159,001                    4,532
  Belo Corp. Class A                            199,773                    4,517
* Energizer Holdings, Inc.                      163,687                    4,488
* Cephalon, Inc.                                 98,545                    4,454
* The Dunn & Bradstreet Corp.                   133,155                    4,401
  Omnicare, Inc.                                167,058                    4,387
* Coach, Inc.                                    79,703                    4,376
  Allmerica Financial Corp.                      94,654                    4,373
  Health Care Properties
    Investors REIT                              102,309                    4,364
  John Nuveen Co. Class A                       168,696                    4,335
  Unitrin, Inc.                                 121,091                    4,331
  The St. Joe Co.                               143,531                    4,309
* AmeriCredit Corp.                             153,421                    4,303
  Lafarge North America Inc.                    122,372                    4,301
  Harris Corp.                                  118,058                    4,291
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Dreyer's Grand Ice Cream, Inc.                 62,527              $     4,289
* Alliant Techsystems, Inc.                      67,059                    4,278
* Abercrombie & Fitch Co.                       177,289                    4,276
  Trizec Properties, Inc. REIT                  253,600                    4,276
  NSTAR                                          95,021                    4,255
  Pentair, Inc.                                  87,650                    4,214
* KPMG Consulting Inc.                          283,382                    4,211
  FirstMerit Corp.                              152,103                    4,195
* NVR, Inc.                                      12,958                    4,185
  PepsiAmericas, Inc.                           278,545                    4,161
  Potomac Electric Power Co.                    193,066                    4,147
  Viad Corp.                                    158,909                    4,132
* LAM Research Corp.                            229,160                    4,120
  Allete, Inc.                                  151,792                    4,114
  Allied Capital Corp.                          181,327                    4,107
  Conectiv, Inc.                                159,008                    4,104
  Alliant Energy Corp.                          158,791                    4,081
  Protective Life Corp.                         123,277                    4,080
  Hospitality Properties Trust REIT             111,633                    4,075
* Entercom Communications Corp.                  88,213                    4,049
  Valspar Corp.                                  89,643                    4,034
* Gemstar-TV Guide
    International, Inc.                         747,317                    4,028
  Teleflex Inc.                                  69,984                    4,000
* AdvancePCS                                    166,404                    3,984
* Patterson-UTI Energy, Inc.                    140,439                    3,965
  Equitable Resources, Inc.                     114,589                    3,930
* Apogent Technologies Inc.                     191,050                    3,930
* Pixar, Inc.                                    89,046                    3,927
* U.S. Cellular Corp.                           154,144                    3,923
  Clayton Homes Inc.                            246,438                    3,894
  Brown & Brown, Inc.                           122,472                    3,888
  Eaton Vance Corp.                             124,401                    3,874
  Investors Financial Services Corp.            114,848                    3,852
  Wesco Financial Corp.                          12,739                    3,842
* Sicor, Inc.                                   207,119                    3,840
* PETsMART, Inc.                                238,956                    3,833
  International Speedway Corp.                   95,312                    3,822
* Tech Data Corp.                               100,956                    3,821
* IVAX Corp.                                    351,526                    3,796
  Bank of Hawaii Corp.                          133,067                    3,776
* Packaging Corp. of America                    189,049                    3,760
  Bunge Ltd.                                    177,700                    3,749
* Pride International, Inc.                     239,126                    3,745
  Talbots Inc.                                  106,931                    3,743
* Arrow Electronics, Inc.                       178,882                    3,712
* Toll Brothers, Inc.                           126,520                    3,707
* Gentex Corp.                                  134,821                    3,704
* Ingram Micro, Inc. Class A                    269,252                    3,702
* Hearst-Argyle Television Inc.                 163,985                    3,698
* Smithfield Foods, Inc.                        198,987                    3,691
  Noble Energy, Inc.                            102,347                    3,690
--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Crescent Real Estate, Inc. REIT               195,565            $       3,657
  Questar Corp.                                 146,594                    3,644
* Career Education Corp.                         80,923                    3,642
* Foot Locker, Inc.                             251,682                    3,637
* Owens-Illinois, Inc.                          263,941                    3,627
  ICN Pharmaceuticals, Inc.                     149,188                    3,612
  Mack-Cali Realty Corp. REIT                   102,123                    3,590
* Swift Transportation Co., Inc.                153,880                    3,585
  Tootsie Roll Industries, Inc.                  92,913                    3,583
  Wilmington Trust Corp.                        117,466                    3,583
  Tidewater Inc.                                108,620                    3,576
  Hubbell Inc. Class B                          104,639                    3,573
* E*TRADE Group, Inc.                           648,771                    3,542
  New Plan Excel Realty Trust REIT              169,692                    3,535
  Pier 1 Imports Inc.                           167,791                    3,524
* Valassis Communications, Inc.                  96,274                    3,514
  Capitol Federal Financial                     134,424                    3,506
  Reynolds & Reynolds Class A                   125,416                    3,505
  Fulton Financial Corp.                        184,761                    3,498
* Semtech Corp.                                 130,622                    3,488
* Markel Corp.                                   17,667                    3,480
  Harte-Hanks, Inc.                             169,170                    3,476
* Henry Schein, Inc.                             77,604                    3,453
  Dial Corp.                                    170,488                    3,413
* Andrx Group                                   126,131                    3,402
* Integrated Device Technology Inc.             187,002                    3,392
* Jacobs Engineering Group Inc.                  97,382                    3,387
  Martin Marietta Materials, Inc.                86,632                    3,379
  Webster Financial Corp.                        88,325                    3,378
* Juniper Networks, Inc.                        595,914                    3,367
* Mandalay Resort Group                         121,796                    3,358
  The Phoenix Companies, Inc.                   182,306                    3,345
* Cypress Semiconductor Corp.                   219,958                    3,339
  Reader's Digest Assn.,
    Inc. Class A                                178,112                    3,336
* Ticketmaster Class B                          178,298                    3,336
* International Rectifier Corp.                 114,334                    3,333
  MDU Resources Group, Inc.                     125,667                    3,328
  CNF Inc.                                       87,058                    3,306
  Weingarten Realty Investors REIT               93,118                    3,296
  Roslyn Bancorp, Inc.                          150,983                    3,296
  Cullen/Frost Bankers, Inc.                     91,651                    3,289
  W.R. Berkley Corp.                             59,784                    3,288
* Emulex Corp.                                  146,070                    3,288
  Arden Realty Group, Inc. REIT                 115,378                    3,283
  Waddell & Reed Financial, Inc.                143,102                    3,280
* Saks Inc.                                     255,270                    3,278
  Lyondell Chemical Co.                         215,187                    3,249
  Puget Energy, Inc.                            156,350                    3,235
  Colonial BancGroup, Inc.                      215,533                    3,233
  National Fuel Gas Co.                         143,347                    3,227
* Activision, Inc.                              110,904                    3,223
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* The Cheesecake Factory                         90,600             $      3,214
* 99 Cents Only Stores                          125,227                    3,212
* Barnes & Noble, Inc.                          121,064                    3,200
  OGE Energy Corp.                              139,955                    3,199
  Helmerich & Payne, Inc.                        89,455                    3,195
  Valhi, Inc.                                   204,084                    3,190
* Catellus Development Corp.                    156,057                    3,187
  Cabot Corp.                                   111,885                    3,178
  Pogo Producing Co.                             97,198                    3,171
* WebMD Corp.                                   561,975                    3,164
* Krispy Kreme Doughnuts, Inc.                   97,733                    3,146
* JetBlue Airways Corp.                          68,870                    3,138
  Leucadia National Corp.                        99,063                    3,136
  OM Group, Inc.                                 50,484                    3,130
  RPM Inc. (Ohio)                               205,037                    3,127
  Sky Financial Group, Inc.                     147,516                    3,120
  Pennzoil-Quaker State Co.                     144,098                    3,102
  Regency Centers Corp. REIT                    104,537                    3,100
* Human Genome Sciences, Inc.                   230,980                    3,095
* BOK Financial Corp.                            92,114                    3,082
  Precision Castparts Corp.                      93,365                    3,081
  Forest City Enterprise Class A                 88,479                    3,075
  Lubrizol Corp.                                 91,602                    3,069
* National-Oilwell, Inc.                        145,466                    3,062
* Invitrogen Corp.                               95,646                    3,062
* Furniture Brands
    International Inc.                          100,878                    3,052
* VeriSign, Inc.                                423,848                    3,047
  CBRL Group, Inc.                               99,655                    3,041
  United Dominion Realty
    Trust REIT                                  192,984                    3,039
  Vectren Corp.                                 121,368                    3,022
* Storage Technology Corp.                      189,125                    3,020
* Cerner Corp.                                   63,101                    3,018
* Varco International, Inc.                     172,027                    3,017
  Independence Community
    Bank Corp.                                  104,844                    3,012
* Coventry Health Care Inc.                     105,767                    3,006
  CONSOL Energy, Inc.                           140,970                    2,996
  StanCorp Financial Group, Inc.                 53,917                    2,992
* United Rentals, Inc.                          137,053                    2,988
  J.M. Smucker Co.                               87,283                    2,979
  Student Loan Corp.                             35,958                    2,979
* National Instruments Corp.                     91,433                    2,977
  BancorpSouth, Inc.                            145,449                    2,974
* Newfield Exploration Co.                       79,929                    2,971
* The Neiman Marcus
    Group, Inc. Class A                          85,390                    2,963
  The MONY Group Inc.                            87,047                    2,960
* DaVita, Inc.                                  124,297                    2,958
  HCC Insurance Holdings, Inc.                  111,526                    2,939
  American Financial Group, Inc.                122,866                    2,936
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
EXTENDED MARKET                                                           VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
  CarrAmerica Realty Corp. REIT                  95,015              $     2,931
  First American Corp.                          127,199                    2,926
  ArvinMeritor, Inc.                            121,834                    2,924
  Dole Food Co.                                 100,817                    2,924
* Flowserve Corp.                                97,726                    2,912
  Trustmark Corp.                               113,204                    2,892
  Annaly Mortgage
    Management Inc. REIT                        149,073                    2,892
  21st Century Insurance Group                  152,101                    2,890
* Rent-A-Center, Inc.                            49,765                    2,887
  Doral Financial Corp.                          86,256                    2,880
  HON Industries, Inc.                          105,617                    2,875
  Harman International
    Industries, Inc.                             58,367                    2,875
* Devry, Inc.                                   125,791                    2,873
  Washington Federal Inc.                       113,732                    2,873
  People's Bank                                 109,915                    2,870
* Investment Technology
    Group, Inc.                                  87,552                    2,863
* 3Com Corp.                                    638,104                    2,808
* Renal Care Group, Inc.                         89,959                    2,802
  Greater Bay Bancorp                            91,046                    2,801
* Charles River Laboratories, Inc.               79,541                    2,788
* Catalina Marketing Corp.                       98,586                    2,782
  Donaldson Co., Inc.                            79,127                    2,773
  Lee Enterprises, Inc.                          79,212                    2,772
  Old National Bancorp                          109,017                    2,772
  Herman Miller, Inc.                           136,420                    2,769
* KEMET Corp.                                   154,618                    2,761
  Hawaiian Electric Industries Inc.              64,780                    2,756
  La-Z-Boy Inc.                                 109,252                    2,755
  BorgWarner, Inc.                               47,624                    2,751
  AmerUs Group Co.                               74,002                    2,742
* Amphenol Corp.                                 75,994                    2,736
* Accredo Health, Inc.                           59,205                    2,732
* Zebra Technologies Corp. Class A               56,631                    2,731
* American Eagle Outfitters, Inc.               129,097                    2,729
  Camden Property Trust REIT                     73,666                    2,728
* Fisher Scientific International Inc.           97,388                    2,727
* Acxiom Corp.                                  155,861                    2,726
  Reinsurance Group of America, Inc.             88,248                    2,720
  Polaris Industries, Inc.                       41,827                    2,719
* Extended Stay America, Inc.                   166,795                    2,705
* Grant Prideco, Inc.                           198,374                    2,698
  Jack Henry & Associates Inc.                  161,333                    2,693
* Borders Group, Inc.                           145,969                    2,686
  Harsco Corp.                                   71,534                    2,683
* Mid Atlantic Medical Services, Inc.            85,554                    2,682
* Performance Food Group Co.                     79,009                    2,675
* AMN Healthcare Services, Inc.                  76,297                    2,671
* The Yankee Candle Co., Inc.                    98,435                    2,668
* Chico's FAS, Inc.                              73,323                    2,663
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Scholastic Corp.                               70,156             $      2,659
* Copart, Inc.                                  163,638                    2,656
* GTech Holdings Corp.                          103,648                    2,647
  GATX Corp.                                     87,860                    2,645
  Developers Diversified
    Realty Corp. REIT                           117,155                    2,637
  Peabody Energy Corp.                           92,982                    2,633
  John Wiley & Sons Class A                     109,853                    2,631
* Corinthian Colleges, Inc.                      77,326                    2,621
* Pharmaceutical Product
    Development, Inc.                            99,236                    2,614
* Overture Services, Inc.                       104,610                    2,613
* O'Reilly Automotive, Inc.                      94,771                    2,612
  Crompton Corp.                                204,849                    2,612
* J.D. Edwards & Co.                            213,975                    2,600
* AGCO Corp.                                    133,126                    2,596
  IMC Global Inc.                               207,373                    2,592
* West Corp.                                    117,459                    2,591
* American Axle &
    Manufacturing Holdings, Inc.                 86,753                    2,580
  Blyth, Inc.                                    82,510                    2,576
  BRE Properties Inc. Class A REIT               82,648                    2,571
* Linens 'n Things, Inc.                         78,192                    2,565
  Provident Financial Group, Inc.                88,291                    2,561
* LifePoint Hospitals, Inc.                      70,499                    2,560
* Education Management Corp.                     62,753                    2,556
* Scios, Inc.                                    82,796                    2,534
* Service Corp. International                   523,182                    2,527
* The Titan Corp.                               138,086                    2,526
* Affymetrix, Inc.                              104,807                    2,514
  Media General, Inc. Class A                    41,578                    2,511
  Raymond James Financial, Inc.                  87,183                    2,511
  MDC Holdings, Inc.                             48,019                    2,497
* Alleghany Corp.                                13,071                    2,497
  Highwood Properties, Inc. REIT                 95,233                    2,486
  Philadelphia Suburban Corp.                   122,943                    2,483
* Agere Systems Inc. Class B                  1,650,000                    2,475
* AK Steel Corp.                                193,205                    2,475
* IndyMac Bancorp, Inc. REIT                    108,957                    2,471
* Affiliated Managers Group, Inc.                40,157                    2,470
  Ethan Allen Interiors, Inc.                    69,789                    2,461
* Timberland Co.                                 68,683                    2,460
  Carlisle Co., Inc.                             54,664                    2,459
* Edwards Lifesciences Corp.                    106,945                    2,451
  RGS Energy Group Inc.                          62,503                    2,450
  International Bancshares Corp.                 57,986                    2,449
  Aquila, Inc.                                  305,940                    2,448
* National Processing, Inc.                      93,380                    2,447
  First Midwest Bancorp, Inc.                    87,685                    2,436
* Advanced Fibre
    Communications, Inc.                        147,173                    2,434
  Werner Enterprises, Inc.                      114,185                    2,433
--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Rayonier Inc.                                  49,480           $        2,431
  Ryland Group, Inc.                             48,700                    2,423
  IKON Office Solutions, Inc.                   257,623                    2,422
  Fresh Del Monte Produce Inc.                   96,790                    2,420
* FMC Technologies Inc.                         117,354                    2,414
  CenterPoint Properties Corp. REIT              41,478                    2,412
* Six Flags, Inc.                               166,818                    2,411
* Integrated Circuit Systems, Inc.              119,301                    2,409
* Scotts Co.                                     53,006                    2,406
* Micrel, Inc.                                  166,939                    2,401
* LaBranche & Co. Inc.                          104,808                    2,400
  The Timken Co.                                107,440                    2,399
  Skywest, Inc.                                 102,497                    2,397
  Westamerica Bancorporation                     60,555                    2,396
  Healthcare Realty Trust Inc. REIT              74,833                    2,395
  ONEOK, Inc.                                   108,941                    2,391
  Downey Financial Corp.                         50,537                    2,390
* Forest Oil Corp.                               84,380                    2,389
* Silicon Laboratories Inc.                      88,275                    2,389
  Albemarle Corp.                                77,423                    2,389
  York International Corp.                       70,676                    2,388
* Interactive Data Corp.                        163,709                    2,384
* Stericycle, Inc.                               67,080                    2,375
* STERIS Corp.                                  125,219                    2,364
* Medicis Pharmaceutical Corp.                   55,242                    2,362
* Quest Software, Inc.                          162,120                    2,356
  Lancaster Colony Corp.                         65,799                    2,346
  Citizens Banking Corp.                         80,884                    2,344
  Commerce Group, Inc.                           59,149                    2,339
  WPS Resources Corp.                            57,131                    2,333
  Pittston Brink's Group                         97,046                    2,329
  AGL Resources Inc.                             99,491                    2,329
* Payless ShoeSource, Inc.                       40,307                    2,324
  Hilb, Rogal and Hamilton Co.                   51,256                    2,319
  Applebee's International, Inc.                100,624                    2,309
  Commercial Federal Corp.                       80,276                    2,308
  First Industrial Realty Trust REIT             70,192                    2,306
  Hudson United Bancorp                          80,689                    2,304
* WCI Communities, Inc.                          79,500                    2,302
  WGL Holdings Inc.                              88,138                    2,292
* Shaw Group, Inc.                               74,595                    2,290
  Interstate Bakeries Corp.                      79,281                    2,290
  United Bankshares, Inc.                        77,930                    2,290
* RF Micro Devices, Inc.                        300,035                    2,286
* Retek Inc.                                     93,898                    2,282
* Sonic Corp.                                    72,601                    2,280
* The Corporate Executive Board Co.              66,554                    2,279
* Zale Corp.                                     62,244                    2,278
  First Citizens BancShares Class A              20,596                    2,278
  Ruby Tuesday, Inc.                            117,370                    2,277
* Cablevision Systems-
    NY Group Class A                            240,216                    2,272
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Reckson Associates
    Realty Corp. REIT                            91,190            $       2,271
* Jack in the Box Inc.                           71,124                    2,262
  Great Plains Energy, Inc.                     111,036                    2,260
* Columbia Sportswear Co.                        70,582                    2,259
  Chelsea Property Group REIT                    67,422                    2,255
* Ohio Casualty Corp.                           107,863                    2,254
* Cytec Industries, Inc.                         71,598                    2,251
  Callaway Golf Co.                             141,055                    2,234
* Transkaryotic Therapies, Inc.                  61,810                    2,228
* NetIQ Corp.                                    98,382                    2,226
  Kennametal, Inc.                               60,983                    2,226
  Church & Dwight, Inc.                          70,798                    2,218
* Expedia Inc.                                   37,384                    2,216
  Western Gas Resources, Inc.                    59,249                    2,216
* Vertex Pharmaceuticals, Inc.                  136,050                    2,215
  Westcorp, Inc.                                 69,333                    2,211
  Realty Income Corp. REIT                       59,882                    2,211
  Ametek Aerospace Products Inc.                 59,349                    2,211
* Hollywood Entertainment Corp.                 106,650                    2,206
  Cousins Properties, Inc. REIT                  88,969                    2,203
* Meridian Gold Co.                             137,000                    2,199
* Apria Healthcare Group Inc.                    97,973                    2,195
  Whitney Holdings Corp.                         71,313                    2,192
  Prentiss Properties Trust REIT                 69,010                    2,191
* CheckFree Corp.                               140,056                    2,190
  Piedmont Natural Gas, Inc.                     59,214                    2,190
* Cross Country, Inc.                            57,734                    2,182
  Graco, Inc.                                    85,202                    2,182
* Southwest Bancorporation
    of Texas, Inc.                               60,053                    2,175
* Silicon Valley Bancshares                      82,350                    2,171
* Rite Aid Corp.                                922,694                    2,168
* Chesapeake Energy Corp.                       301,141                    2,168
  Hollinger International, Inc.                 180,604                    2,167
* Airgas, Inc.                                  124,918                    2,161
* Oakley, Inc.                                  123,411                    2,160
* Charter Communications, Inc.                  529,200                    2,159
  F.N.B. Corp.                                   78,527                    2,156
  Arch Coal, Inc.                                94,899                    2,155
* Premcor, Inc.                                  83,700                    2,153
  Park National Corp.                            25,012                    2,151
* Polycom, Inc.                                 179,364                    2,151
* Heartland Express, Inc.                        89,858                    2,150
  Staten Island Bancorp, Inc.                   111,422                    2,139
  Superior Industries
    International, Inc.                          46,310                    2,136
* Spinnaker Exploration Co.                      59,305                    2,136
* Cymer, Inc.                                    60,842                    2,132
  Ferro Corp.                                    70,435                    2,124
* Orthodontic Centers
    of America, Inc.                             92,557                    2,123
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
EXTENDED MARKET                                                           VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
* Level 3 Communications, Inc.                  719,599               $    2,123
* THQ Inc.                                       71,162                    2,122
* CTI Molecular Imaging, Inc.                    92,400                    2,120
* Techne Corp.                                   75,002                    2,117
  Roper Industries Inc.                          56,622                    2,112
  CBL & Associates
    Properties, Inc. REIT                        52,140                    2,112
* Veridian Corp.                                 92,000                    2,107
  Federal Realty Investment
    Trust REIT                                   75,530                    2,093
  Regis Corp.                                    77,424                    2,092
* Celgene Corp.                                 136,434                    2,087
* CEC Entertainment Inc.                         50,375                    2,080
* Covance, Inc.                                 110,692                    2,075
* Key Energy Services, Inc.                     199,360                    2,075
* Perot Systems Corp.                           190,418                    2,074
  Pan Pacific Retail
    Properties, Inc. REIT                        60,498                    2,068
  Lincoln Electric Holdings, Inc.                76,688                    2,063
  Invacare Corp.                                 56,084                    2,062
  HRPT Properties Trust REIT                    232,781                    2,060
* Bio-Rad Laboratories, Inc. Class A             45,197                    2,056
  Shurgard Storage Centers,
    Inc. Class A REIT                            59,466                    2,053
  Fair, Isaac & Co. Inc.                         62,372                    2,050
* Getty Images, Inc.                             93,970                    2,046
* Respironics, Inc.                              60,032                    2,044
* TIBCO Software Inc.                           367,228                    2,042
* Varian Semiconductor
    Equipment Associates, Inc.                   60,133                    2,040
  Washington REIT                                70,346                    2,032
  Odyssey Re Holdings Corp.                     116,834                    2,032
  Standard Pacific Corp.                         57,827                    2,029
* AnnTaylor Stores Corp.                         79,724                    2,024
  The Macerich Co. REIT                          65,293                    2,024
* Extreme Networks, Inc.                        206,710                    2,020
* Tom Brown, Inc.                                71,104                    2,016
  Post Properties, Inc. REIT                     66,636                    2,010
* Insight Enterprises, Inc.                      79,733                    2,008
* WFS Financial, Inc.                            72,930                    1,999
  Corn Products International, Inc.              64,164                    1,997
* Varian, Inc.                                   60,540                    1,995
  Claire's Stores, Inc.                          87,061                    1,994
  Jefferies Group, Inc.                          47,303                    1,991
* Emmis Communications, Inc.                     93,945                    1,991
  Bob Evans Farms, Inc.                          63,225                    1,990
* Axcelis Technologies, Inc.                    175,831                    1,987
  AptarGroup Inc.                                64,281                    1,977
  Westar Energy, Inc.                           128,390                    1,971
  Mills Corp. REIT                               63,547                    1,970
* CACI International, Inc.                       51,541                    1,968
  Federal Signal Corp.                           81,872                    1,965
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  La Quinta Corp. REIT                          275,954             $      1,965
  Global Payments Inc.                           65,429                    1,954
  Health Care Inc. REIT                          65,192                    1,953
  Longs Drug Stores, Inc.                        69,201                    1,952
* J.B. Hunt Transport Services, Inc.             66,075                    1,951
* Maxtor Corp.                                  430,799                    1,947
  Sensient Technologies Corp.                    85,537                    1,947
* Credence Systems Corp.                        109,220                    1,941
  IDEX Corp.                                     57,831                    1,937
* Province Healthcare Co.                        86,623                    1,937
  Heritage Property Investment
    Trust REIT                                   72,400                    1,934
* Christopher & Banks Corp.                      45,631                    1,930
* The Nautilus Group, Inc.                       62,892                    1,924
* Mueller Industries Inc.                        60,578                    1,923
  American Capital Strategies, Ltd.              69,969                    1,922
  SL Green Realty Corp. REIT                     53,850                    1,920
* Speedway Motorsports, Inc.                     75,427                    1,918
* Enzon, Inc.                                    77,699                    1,912
* Sycamore Networks, Inc.                       494,564                    1,909
* Stone Energy Corp.                             47,281                    1,903
* Cabot Microelectronics Corp.                   43,828                    1,892
  Alexander & Baldwin, Inc.                      74,069                    1,891
  Hughes Supply, Inc.                            42,654                    1,890
* FMC Corp.                                      62,475                    1,885
* Men's Wearhouse, Inc.                          73,906                    1,885
* Pure Resources, Inc.                           90,503                    1,882
* Sybase, Inc.                                  178,148                    1,879
  Diagnostic Products Corp.                      50,772                    1,879
  PolyOne Corp.                                 166,788                    1,876
* Station Casinos, Inc.                         105,084                    1,876
* Too Inc.                                       60,831                    1,874
  Community First Bankshares, Inc.               71,777                    1,873
  Olin Corp.                                     84,442                    1,870
* Northwest Airlines Corp. Class A              154,996                    1,869
* Imation Corp.                                  62,775                    1,868
  Granite Construction Co.                       73,816                    1,868
  Florida Rock Industries, Inc.                  51,820                    1,866
  Cambrex Corp.                                  46,488                    1,864
* NBTY, Inc.                                    120,391                    1,864
* Alkermes, Inc.                                116,150                    1,860
  Essex Property Trust, Inc. REIT                33,958                    1,858
* Agere Systems Inc.                          1,325,082                    1,855
* MKS Instruments, Inc.                          92,398                    1,854
* Regal Entertainment Group Class A              79,500                    1,854
* Priority Healthcare Corp. Class B              78,833                    1,853
  USFreightways Corp.                            48,801                    1,848
  UMB Financial Corp.                            39,405                    1,847
* Entegris Inc.                                 126,465                    1,846
* United Stationers, Inc.                        60,622                    1,843
* Amkor Technology, Inc.                        296,186                    1,842
  Lennox International Inc.                     102,382                    1,842
--------------------------------------------------------------------------------
16

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* ICOS Corp.                                    108,409              $     1,839
  IDACORP, Inc.                                  66,772                    1,837
* Earthlink, Inc.                               272,249                    1,830
  Thor Industries, Inc.                          25,641                    1,827
* Kansas City Southern                          109,046                    1,827
  DQE Inc.                                      130,457                    1,826
* Panera Bread Co.                               52,438                    1,822
* Beazer Homes USA, Inc.                         22,766                    1,821
* DoubleClick Inc.                              244,820                    1,817
* Red Hat, Inc.                                 309,020                    1,814
  Minerals Technologies, Inc.                    36,751                    1,813
* CSG Systems International, Inc.                94,476                    1,808
  First Bancorp/Puerto Rico                      48,228                    1,805
* ITT Educational Services, Inc.                 82,756                    1,804
  Weis Markets, Inc.                             48,441                    1,804
  W Holding Co., Inc.                            74,558                    1,803
* McDATA Corp. Class A                          204,451                    1,801
* Continental Airlines, Inc. Class B            113,876                    1,797
  FactSet Research Systems Inc.                  60,242                    1,793
* MedQuist, Inc.                                 67,353                    1,793
* Terex Corp.                                    79,335                    1,784
* Cox Radio, Inc.                                74,012                    1,784
  Oshkosh Truck Corp.                            30,140                    1,782
  Fleming Cos., Inc.                             96,631                    1,773
  Cleco Corp.                                    80,930                    1,772
* Charming Shoppes, Inc.                        204,866                    1,770
  Home Properties of New York,
    Inc. REIT                                    46,419                    1,761
* Openwave Systems Inc.                         313,686                    1,760
  Atmos Energy Corp.                             75,027                    1,759
* Atlantic Coast Airlines
    Holdings Inc.                                81,010                    1,758
* Philadelphia Consolidated
    Holding Corp.                                38,666                    1,753
  Reliance Steel & Aluminum Co.                  57,562                    1,744
  Kelly Services, Inc. Class A                   64,528                    1,743
  FelCor Lodging Trust, Inc. REIT                94,881                    1,741
  The Standard Register Co.                      50,834                    1,738
* Cree, Inc.                                    131,211                    1,736
  Universal Corp. (VA)                           47,224                    1,733
* Lattice Semiconductor Corp.                   198,250                    1,733
  PNM Resources Inc.                             71,514                    1,731
* Kinder Morgan Management, LLC                  56,015                    1,728
* AFC Enterprises, Inc.                          55,292                    1,728
* UICI                                           85,683                    1,727
  Nationwide Financial Services, Inc.            43,676                    1,725
* Fossil, Inc.                                   83,896                    1,725
  Potlatch Corp.                                 50,679                    1,724
* Protein Design Labs, Inc.                     158,717                    1,724
  Burlington Coat Factory
    Warehouse Corp.                              80,945                    1,720
* Perrigo Co.                                   132,191                    1,718
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  TrustCo Bank NY                               130,230              $     1,715
* Polo Ralph Lauren Corp.                        76,354                    1,710
* Keane, Inc.                                   137,865                    1,710
* Yellow Corp.                                   52,704                    1,708
  NDCHealth Corp.                                61,194                    1,707
  Massey Energy Co.                             134,296                    1,706
* SEACOR SMIT Inc.                               35,998                    1,705
  Trinity Industries, Inc.                       81,618                    1,704
  Energen Corp.                                  62,849                    1,700
* ResMed Inc.                                    57,726                    1,697
* Cytyc Corp.                                   222,714                    1,697
  Tredegar Corp.                                 70,200                    1,695
* Pacificare Health Systems, Inc.                62,187                    1,691
* Cobalt Corp.                                   73,971                    1,687
* Ralcorp Holdings, Inc.                         53,858                    1,683
* Boyd Gaming Corp.                             116,589                    1,674
  Brandywine Realty Trust REIT                   64,507                    1,671
* Mentor Graphics Corp.                         117,458                    1,670
  Fred's, Inc.                                   45,405                    1,670
* American Italian Pasta Co.                     32,745                    1,670
  Chittenden Corp.                               57,538                    1,667
  Technitrol, Inc.                               71,352                    1,663
  Nationwide Health Properties,
    Inc. REIT                                    88,628                    1,662
* AmeriTrade Holding Corp.                      361,012                    1,661
  Airborne, Inc.                                 86,482                    1,660
  Blockbuster Inc. Class A                       61,656                    1,659
* Unilab Corp.                                   60,445                    1,656
  Alfa Corp.                                    141,384                    1,654
  Black Hills Corp.                              47,739                    1,652
  Senior Housing
    Properties Trust REIT                       105,101                    1,650
  First Financial Bancorp                        84,264                    1,649
* Arbitron Inc.                                  52,453                    1,637
* Manhattan Associates, Inc.                     50,803                    1,634
  Chateau Communities, Inc. REIT                 53,067                    1,624
* Tower Automotive, Inc.                        116,369                    1,623
  The South Financial Group, Inc.                72,253                    1,619
  Banta Corp.                                    44,939                    1,613
* Cognex Corp.                                   80,460                    1,613
  Susquehanna Bancshares, Inc.                   71,004                    1,613
* Advent Software, Inc.                          62,637                    1,610
* Southern Union Co.                             94,584                    1,608
* Sotheby's Holdings Class A                    112,140                    1,598
  UGI Corp. Holding Co.                          49,969                    1,596
  Millennium Chemicals, Inc.                    113,581                    1,596
  Grey Global Group Inc.                          2,312                    1,595
  Ventas, Inc. REIT                             125,099                    1,595
* Intergraph Corp.                               91,388                    1,594
* IDEXX Laboratories Corp.                       61,754                    1,593
* Pharmaceutical Resources, Inc.                 57,326                    1,593
* Price Communications Corp.                     99,509                    1,592
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
EXTENDED MARKET                                                           VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
* Houston Exploration Co.                        54,840                $   1,590
  Wallace Computer Services, Inc.                73,818                    1,587
* Aeropostale, Inc.                              57,900                    1,585
* Plantronics, Inc.                              83,234                    1,582
* Amylin Pharmaceuticals, Inc.                  144,526                    1,581
  Delphi Financial Group, Inc.                   36,498                    1,579
* OSI Pharmaceuticals, Inc.                      65,653                    1,577
* Neurocrine Biosciences, Inc.                   54,898                    1,573
* Citizens, Inc.                                120,970                    1,570
* Brooks-PRI Automation, Inc.                    61,404                    1,569
* Landstar System, Inc.                          14,675                    1,568
* Anteon International Corp.                     62,020                    1,568
  MAF Bancorp, Inc.                              41,674                    1,567
  A.O. Smith Corp.                               50,766                    1,564
* Hanover Compressor Co.                        115,850                    1,564
* Electronics for Imaging, Inc.                  98,289                    1,564
  Texas Regional Bancshares, Inc.                31,519                    1,564
* Anixter International Inc.                     67,264                    1,563
  Alpharma, Inc. Class A                         91,904                    1,561
* ProQuest Co.                                   43,993                    1,560
* Crown Cork & Seal Co., Inc.                   227,606                    1,559
  The Pep Boys
    (Manny, Moe & Jack)                          92,505                    1,559
  Albany International Corp.                     57,882                    1,558
* Credit Acceptance Corp.                       123,880                    1,557
* Knight Transportation, Inc.                    67,003                    1,554
* Westport Resources Corp.                       94,725                    1,553
* Crown Castle International Corp.              394,598                    1,551
* Group 1 Automotive, Inc.                       40,977                    1,550
  Mentor Corp.                                   42,222                    1,550
* Waste Connections, Inc.                        49,613                    1,550
* EMCOR Group, Inc.                              26,713                    1,550
* Abgenix, Inc.                                 156,402                    1,547
* Coherent, Inc.                                 52,352                    1,546
  The Manitowac Co., Inc.                        43,586                    1,545
  Georgia Gulf Corp.                             58,436                    1,545
* 7-Eleven, Inc.                                189,370                    1,543
  Arrow International, Inc.                      39,489                    1,542
* Ariba, Inc.                                   482,849                    1,540
  Baldor Electric Co.                            61,451                    1,540
  ABM Industries                                 88,692                    1,540
* Entravision Communications Corp.              125,524                    1,538
  LNR Property Corp.                             44,544                    1,537
  Colonial Properties Trust REIT                 39,356                    1,533
* Journal Register Co.                           76,124                    1,530
  Chemical Financial Corp.                       40,759                    1,529
* SanDisk Corp.                                 123,087                    1,526
  John H. Harland Co.                            53,249                    1,525
* Hot Topic, Inc.                                56,987                    1,522
* TriQuint Semiconductor, Inc.                  237,388                    1,522
  Alexandria Real Estate
    Equities, Inc. REIT                          30,857                    1,521
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Foundry Networks, Inc.                        216,151              $     1,520
* R.H. Donnelley Corp.                           54,263                    1,518
  First Niagara Financial Group, Inc.            54,644                    1,517
* MPS Group, Inc.                               177,926                    1,512
* Adaptec, Inc.                                 191,416                    1,510
* Hovnanian Enterprises Class A                  41,963                    1,506
  Briggs & Stratton Corp.                        38,866                    1,502
* K-V Pharmaceutical Co. Class A                 55,457                    1,497
* ExpressJet Holdings, Inc.                     114,600                    1,496
  Pacific Capital Bancorp                        62,584                    1,495
  Deb Shops, Inc.                                44,227                    1,494
* Trimeris, Inc.                                 33,639                    1,493
  Thornburg Mortgage, Inc. REIT                  75,814                    1,492
* Siliconix, Inc.                                53,821                    1,491
  Southwest Gas Corp.                            60,145                    1,489
* Choice Hotel International, Inc.               74,361                    1,488
  H.B. Fuller Co.                                50,728                    1,486
  Nordson Corp.                                  60,237                    1,485
  Harleysville Group, Inc.                       53,529                    1,484
  East West Bancorp, Inc.                        42,925                    1,482
* Black Box Corp.                                36,343                    1,480
  Winnebago Industries, Inc.                     33,565                    1,477
* J. Jill Group, Inc.                            38,906                    1,476
  Modine Manufacturing Co.                       60,059                    1,476
  Watts Industries Class A                       74,362                    1,476
* Celera Genomics Group-
    Applera Corp.                               123,001                    1,476
  Central Parking Corp.                          64,282                    1,475
  CH Energy Group, Inc.                          29,735                    1,472
* Argosy Gaming Co.                              51,624                    1,466
  Kellwood Co.                                   45,108                    1,466
  Great American
    Financial Resources, Inc.                    75,905                    1,465
* Genesis Health Ventures, Inc.                  72,679                    1,460
* Barra, Inc.                                    39,244                    1,459
* EGL, Inc.                                      85,957                    1,458
  Glatfelter                                     77,435                    1,456
  Mississippi Valley Bancshares, Inc.            28,116                    1,454
* Duane Reade Inc.                               42,690                    1,454
* Nortek, Inc.                                   32,157                    1,450
* City Holding Co.                               61,908                    1,449
* ESS Technology, Inc.                           82,619                    1,449
  Gables Residential Trust REIT                  45,336                    1,448
* US Oncology, Inc.                             173,758                    1,447
* Cal Dive International, Inc.                   65,739                    1,446
  New Jersey Resources Corp.                     48,306                    1,442
* Armor Holdings, Inc.                           56,500                    1,441
  Brady Corp. Class A                            41,779                    1,440
* Beverly Enterprises, Inc.                     188,994                    1,438
* Evergreen Resources, Inc.                      33,756                    1,435
  Surewest Communications                        27,000                    1,435
  CVB Financial Corp.                            63,148                    1,434
--------------------------------------------------------------------------------
18

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Republic Bancorp, Inc.                         95,982                $   1,434
* American Management
    Systems, Inc.                                74,940                    1,432
  Sierra Pacific Resources                      183,353                    1,430
* Sepracor Inc.                                 149,645                    1,429
  Churchill Downs, Inc.                          35,427                    1,429
  Wintrust Financial Corp.                       41,328                    1,429
* Playtex Products, Inc.                        110,298                    1,428
* Sylvan Learning Systems, Inc.                  71,593                    1,428
* Tetra Tech, Inc.                               96,971                    1,425
* FEI Co.                                        58,128                    1,425
* BankUnited Financial Corp.                     74,340                    1,424
* Steel Dynamics, Inc.                           86,382                    1,423
* JDA Software Group, Inc.                       50,312                    1,422
* Kindred Healthcare, Inc.                       31,824                    1,420
* Sonic Automotive, Inc.                         55,124                    1,419
  Suffolk Bancorp                                38,868                    1,419
  Brown Shoe Co., Inc.                           50,485                    1,419
  Taubman Co. REIT                               93,554                    1,417
  Liberty Corp.                                  35,565                    1,417
  UIL Holdings Corp.                             26,017                    1,417
  Otter Tail Corp.                               44,909                    1,416
* PRG-Schultz International, Inc.               114,770                    1,413
* ADVO, Inc.                                     36,438                    1,408
  First Commonwealth
    Financial Corp.                             104,802                    1,406
  Clarcor Inc.                                   44,413                    1,406
* Hotels.com                                     33,257                    1,404
* United Auto Group, Inc.                        67,262                    1,402
* MICROS Systems, Inc.                           50,595                    1,402
* Syncor International Corp.                     44,496                    1,402
* Exar Corp.                                     70,986                    1,400
* Ameristar Casinos, Inc.                        48,168                    1,400
* Infonet Services Corp.                        566,005                    1,392
  Ruddick Corp.                                  82,986                    1,390
* Aztar Corp.                                    66,820                    1,390
* P.F. Chang's China Bistro, Inc.                44,216                    1,389
* CommScope, Inc.                               111,071                    1,388
* Commonwealth
    Telephone Enterprises, Inc.                  34,477                    1,387
* Haemonetics Corp.                              47,510                    1,387
  Delta & Pine Land Co.                          68,979                    1,386
* Steak n Shake Co.                              89,214                    1,383
  West Pharmaceutical
    Services, Inc.                               43,026                    1,381
* Trammell Crow Co.                              95,523                    1,380
* Cognizant Technology
    Solutions Corp.                              25,674                    1,380
* Joy Global Inc.                                77,748                    1,379
* Flowers Foods, Inc.                            53,152                    1,374
* Tejon Ranch Co.                                42,131                    1,373
* BlackRock, Inc.                                31,000                    1,373
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Unifi, Inc.                                   125,908               $    1,372
  Acuity Brands, Inc.                            75,299                    1,370
  Vintage Petroleum, Inc.                       114,783                    1,366
  Manufactured
    Home Communities, Inc. REIT                  38,907                    1,366
* Take-Two Interactive Software, Inc.            66,291                    1,365
  Northwest Natural Gas Co.                      46,717                    1,363
* Saga Communications, Inc.                      60,563                    1,363
  Kilroy Realty Corp. REIT                       50,936                    1,363
* Plexus Corp.                                   75,094                    1,359
* SCP Pool Corp.                                 48,923                    1,358
* Gaylord Entertainment Co. Class A              60,422                    1,358
  PS Business Parks, Inc. REIT                   38,808                    1,356
* Electronics Boutique Holdings Corp.            46,288                    1,356
  Bedford Property
    Investors, Inc. REIT                         49,996                    1,355
* Teletech Holdings Inc.                        141,994                    1,355
  N L Industries, Inc.                           88,692                    1,353
  Patina Oil & Gas Corp.                         49,310                    1,352
  Charter Municipal
    Mortgage Acceptance Co.                      75,486                    1,350
* Actuant Corp.                                  32,645                    1,347
  Horace Mann Educators Corp.                    72,610                    1,345
* Aramark Corp. Class B                          53,857                    1,344
  Cathay Bancorp, Inc.                           32,354                    1,343
  Waypoint Financial Corp.                       68,677                    1,343
* Tuesday Morning Corp.                          72,299                    1,342
* Superior Energy Services, Inc.                132,038                    1,340
  Greif Brothers Corp. Class A                   40,171                    1,340
* Skyworks Solutions, Inc.                      241,370                    1,340
  Koger Equity, Inc. REIT                        69,402                    1,339
* Jones Lang Lasalle Inc.                        54,151                    1,338
  UCBH Holdings, Inc.                            35,185                    1,337
* United Surgical
    Partners International, Inc.                 43,737                    1,334
* The Wet Seal, Inc. Class A                     54,900                    1,334
  Lone Star
    Steakhouse & Saloon, Inc.                    56,501                    1,333
  New Century Financial Corp.                    38,098                    1,332
* ADTRAN Inc.                                    69,988                    1,330
  Selective Insurance Group                      46,910                    1,329
* Sierra Health Services, Inc.                   59,458                    1,329
* Therasense, Inc.                               72,039                    1,328
  Matthews International Corp.                   56,763                    1,325
* Eon Labs, Inc.                                 73,700                    1,324
* MAXIMUS, Inc.                                  41,666                    1,321
* Silgan Holdings, Inc.                          32,651                    1,320
  Solutia, Inc.                                 187,966                    1,320
  Wolverine World Wide, Inc.                     75,536                    1,318
* Ivex Packaging Corp.                           57,877                    1,318
* Borland Software Corp.                        127,884                    1,317
* Silicon Storage Technology, Inc.              168,759                    1,316
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
EXTENDED MARKET                                                           VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
* Select Medical Corp.                           84,034               $    1,316
* First Horizon Pharmaceutical Corp.             63,599                    1,316
* OfficeMax, Inc.                               223,394                    1,316
  Spartech Corp.                                 48,315                    1,316
* Avocent Corp.                                  82,636                    1,316
  Cooper Cos., Inc.                              27,921                    1,315
  Oriental Financial Group Inc.                  51,809                    1,314
* AmeriPath, Inc.                                54,728                    1,313
* Grey Wolf, Inc.                               323,472                    1,313
  Sun Communities, Inc. REIT                     31,575                    1,313
  Cabot Oil & Gas Corp. Class A                  57,427                    1,312
* Penn National Gaming, Inc.                     72,296                    1,312
* Asyst Technologies, Inc.                       64,470                    1,312
  Overseas Shipholding Group Inc.                62,193                    1,311
* Universal Compression
    Holdings, Inc.                               54,836                    1,308
  First Federal Capital Corp.                    59,128                    1,307
* Pacific Sunwear of California                  58,918                    1,306
* CCC Information Services Group                 93,035                    1,302
* MSC Industrial
    Direct Co., Inc. Class A                     66,778                    1,302
  G & K Services, Inc.                           37,994                    1,301
  Hudson River Bancorp. Inc.                     48,165                    1,300
  Landry's Restaurants, Inc.                     50,895                    1,298
  Russ Berrie and Co., Inc.                      36,592                    1,295
* Connetics Corp.                               100,259                    1,295
* Bright Horizons
    Family Solutions, Inc.                       39,095                    1,294
  Hancock Holding Co.                            19,200                    1,294
* J & J Snack Foods Corp.                        28,709                    1,291
* The Children's Place
    Retail Stores, Inc.                          48,693                    1,290
  S & T Bancorp, Inc.                            47,644                    1,286
  Brookline Bancorp, Inc.                        50,803                    1,285
* Global Industries Ltd.                        183,452                    1,282
* The Great Atlantic
    & Pacific Tea Co., Inc.                      68,588                    1,282
  OceanFirst Financial Corp.                     53,100                    1,282
  USEC Inc.                                     145,582                    1,281
* Pegasus Solutions Inc.                         73,197                    1,281
* Advanced Energy Industries, Inc.               57,732                    1,280
  Coastal Bancorp, Inc.                          40,280                    1,279
* Endo Pharmaceuticals
    Holdings, Inc.                              182,738                    1,279
* Forward Air Corp.                              38,976                    1,278
  Santander BanCorp                              72,995                    1,277
* Triumph Group, Inc.                            28,629                    1,277
* Goody's Family Clothing                       111,580                    1,276
  Gold Banc Corp., Inc.                         116,272                    1,275
* Sybron Dental Specialties, Inc.                68,926                    1,275
  Mid-America Apartment
    Communities, Inc. REIT                       47,400                    1,275
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* DRS Technologies, Inc.                         29,825            $       1,275
* Talk America Holdings, Inc.                   308,625                    1,275
* Ascential Software Corp.                      456,347                    1,273
* Southwestern Energy Co.                        83,834                    1,273
  Kaydon Corp.                                   53,840                    1,271
* Chiquita Brands International, Inc.            70,950                    1,271
  Argonaut Group, Inc.                           59,279                    1,270
* Glamis Gold, Ltd.                             144,400                    1,269
  The Toro Co.                                   22,108                    1,268
* Mediacom Communications Corp.                 162,689                    1,267
* Renaissance Learning, Inc.                     62,653                    1,267
* FTI Consulting, Inc.                           36,157                    1,266
  BancFirst Corp.                                27,267                    1,265
* Rent-Way, Inc.                                 97,874                    1,265
* Papa John's International, Inc.                37,832                    1,263
* El Paso Electric Co.                           90,973                    1,260
* FLIR Systems, Inc.                             30,019                    1,260
  Roadway Corp.                                  35,064                    1,260
* Spherion Corp.                                105,664                    1,257
  MeriStar Hospitality Corp. REIT                82,402                    1,257
* Albany Molecular Research, Inc.                59,353                    1,255
  Barnes Group, Inc.                             54,777                    1,254
  MacDermid, Inc.                                58,955                    1,253
  Sovran Self Storage, Inc. REIT                 37,647                    1,253
* Simpson Manufacturing Co.                      21,901                    1,251
* Genlyte Group, Inc.                            30,784                    1,251
* LTX Corp.                                      87,544                    1,250
* IGEN International, Inc.                       39,656                    1,249
* ValueVision Media, Inc.                        68,788                    1,249
* The Gymboree Corp.                             77,893                    1,248
* Medical Staffing
    Network Holdings, Inc.                       50,900                    1,247
  Lance, Inc.                                    85,511                    1,247
  Vital Signs, Inc.                              34,389                    1,243
* ATMI, Inc.                                     55,553                    1,243
* International Multifoods Corp.                 47,136                    1,243
* GrafTech International Ltd.                   100,952                    1,242
  Apogee Enterprises, Inc.                       86,453                    1,241
* Stage Stores, Inc.                             35,713                    1,241
* Gartner, Inc. Class A                         124,800                    1,241
* Alaska Air Group, Inc.                         47,496                    1,240
  Commercial Metals Co.                          26,399                    1,239
* Benchmark Electronics, Inc.                    42,951                    1,239
* Stillwater Mining Co.                          77,845                    1,236
  Farmer Brothers, Inc.                           3,407                    1,236
* Pediatrix Medical Group, Inc.                  49,281                    1,232
* Veeco Instruments, Inc.                        53,292                    1,232
* Electro Scientific Industries, Inc.            50,597                    1,230
* Exult Inc.                                    189,095                    1,229
  Elcor Corp.                                    44,329                    1,229
  Flagstar Bancorp, Inc.                         53,055                    1,226
  Centex Construction Products, Inc.             33,665                    1,225
--------------------------------------------------------------------------------
20

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Sequa Corp. Class A                            18,686              $     1,222
* Movie Gallery, Inc.                            57,600                    1,217
* Trex Co., Inc.                                 38,739                    1,216
* Quanta Services, Inc.                         123,230                    1,216
  National Health Investors REIT                 75,954                    1,215
* Right Management Consultants, Inc.             46,126                    1,213
* Handleman Co.                                  83,665                    1,210
  Owens & Minor, Inc. Holding Co.                61,175                    1,209
  Pulitzer, Inc.                                 23,275                    1,208
* The Topps Co., Inc.                           120,000                    1,207
  Woodward Governor Co.                          20,398                    1,206
* Esterline Technologies Corp.                   53,092                    1,205
  Phillips-Van Heusen Corp.                      77,155                    1,204
* Macrovision Corp.                              91,654                    1,202
  St. Mary Land & Exploration Co.                50,139                    1,200
* XM Satellite Radio Holdings, Inc.             163,175                    1,199
* InterMune Inc.                                 56,819                    1,199
  ChemFirst Inc.                                 41,842                    1,199
* Stewart Enterprises, Inc. Class A             188,105                    1,198
* California Pizza Kitchen, Inc.                 48,294                    1,198
* ProAssurance Corp.                             69,867                    1,197
  IRT Property Co. REIT                          94,900                    1,196
* Paxar Corp.                                    71,382                    1,196
* OmniVision Technologies, Inc.                  83,251                    1,195
* TBC Corp.                                      75,183                    1,194
  Texas Industries, Inc.                         37,876                    1,193
  The Trust Co. of New Jersey                    46,382                    1,192
* Wright Medical Group, Inc.                     59,085                    1,191
  Saul Centers, Inc. REIT                        46,200                    1,191
  Capital Automotive REIT                        49,855                    1,190
* Iomega Corp.                                   92,432                    1,188
* Oceaneering International, Inc.                44,782                    1,187
  Corus Bankshares Inc.                          25,825                    1,186
  Sterling Bancshares, Inc.                      80,281                    1,186
* Alliance Imaging, Inc.                         87,781                    1,185
  Interface, Inc.                               147,279                    1,184
* Priceline.com Inc.                            424,118                    1,183
* Pinnacle Systems, Inc.                        107,635                    1,183
  Donnelly Corp.                                 43,793                    1,182
* Teledyne Technologies, Inc.                    57,347                    1,182
  Seacoast Financial Services Corp.              47,128                    1,181
  Avista Corp.                                   85,470                    1,179
* CONMED Corp.                                   52,815                    1,179
  Glenborough Realty Trust, Inc. REIT            49,759                    1,179
* Cost Plus, Inc.                                38,666                    1,178
  PMA Capital Corp. Class A                      55,641                    1,177
* Arch Capital Group Ltd.                        41,800                    1,177
* RealNetworks, Inc.                            288,612                    1,175
* Lone Star Technologies, Inc.                   51,203                    1,173
* Knight Trading Group, Inc.                    223,658                    1,172
* Quicksilver Resources, Inc.                    45,685                    1,171
  Analogic Corp.                                 23,820                    1,171
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Quantum Corp.                                 278,798               $    1,171
* DIANON Systems, Inc.                           21,916                    1,171
* Aviall Inc.                                    83,600                    1,170
* CKE Restaurants Inc.                          102,704                    1,169
* Kroll Inc.                                     55,704                    1,169
* bebe stores, inc                               57,493                    1,167
  Commercial Net Lease
    Realty REIT                                  72,832                    1,165
* Collins & Aikman Corp.                        127,786                    1,163
  Community Trust Bancorp Inc.                   41,333                    1,162
* Arkansas Best Corp.                            45,580                    1,161
* First Republic Bank                            42,584                    1,161
  Sanderson Farms, Inc.                          46,388                    1,160
* Chiles Offshore, Inc.                          47,812                    1,159
  Carpenter Technology Corp.                     40,183                    1,158
  Pennsylvania REIT                              42,700                    1,158
* Western Digital Corp.                         355,867                    1,157
  BankAtlantic Bancorp, Inc. Class A             95,901                    1,156
  State Auto Financial Corp.                     70,408                    1,155
* Global Imaging Systems, Inc.                   60,772                    1,154
* WebEx Communications, Inc.                     72,551                    1,154
* American Medical
    Systems Holdings, Inc.                       57,495                    1,153
* American Tower Corp. Class A                  333,340                    1,150
* Hain Celestial Group, Inc.                     62,154                    1,150
* Dollar Thrifty
    Automotive Group, Inc.                       44,258                    1,146
  EastGroup Properties, Inc. REIT                44,974                    1,146
* Regeneron Pharmaceuticals, Inc.                78,911                    1,145
* ImClone Systems, Inc.                         131,556                    1,144
  Schweitzer-Mauduit
    International, Inc.                          46,475                    1,143
  Omega Financial Corp.                          31,300                    1,143
* i2 Technologies, Inc.                         771,551                    1,142
  Anchor Bancorp Wisconsin Inc.                  47,340                    1,141
* PEC Solutions, Inc.                            47,714                    1,141
* Nautica Enterprises, Inc.                      87,627                    1,138
  JDN Realty Corp. REIT                          91,269                    1,138
* Internet Security Systems, Inc.                86,735                    1,138
* Magnum Hunter Resources Inc.                  144,220                    1,138
  United Community Banks, Inc.                   38,400                    1,138
  A. Schulman Inc.                               53,039                    1,138
  Cubic Corp.                                    47,975                    1,137
  Hancock Fabrics, Inc.                          61,180                    1,136
* Unit Corp.                                     65,480                    1,136
  UAL Corp.                                      99,283                    1,136
  Medford Bancorp, Inc.                          32,602                    1,136
* Plains Resources Inc.                          42,386                    1,134
  Tecumseh Products Co. Class A                  21,359                    1,134
  Rock-Tenn Co.                                  61,745                    1,133
  Summit Properties, Inc. REIT                   49,026                    1,133
  RLI Corp.                                      21,976                    1,133
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
EXTENDED MARKET                                                           VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
* CDI Corp.                                      34,783                 $  1,132
  Wausau-Mosinee Paper Corp.                     93,827                    1,131
* Central Garden and Pet Co.                     64,469                    1,130
* Sinclair Broadcast Group, Inc.                 78,234                    1,130
  Kaman Corp. Class A                            67,301                    1,128
* Cumulus Media Inc.                             81,814                    1,127
* BE Avionics Inc.                               85,513                    1,127
* Ocular Sciences, Inc.                          42,486                    1,126
* CSK Auto Corp.                                 80,708                    1,125
  Berry Petroleum Class A                        66,768                    1,125
* Zoran Corp.                                    49,101                    1,125
* Kenneth Cole Productions, Inc.                 39,670                    1,125
  United National Bancorp                        48,867                    1,124
  Chemed Corp.                                   29,807                    1,123
  Northwest Bancorp, Inc.                        85,001                    1,123
  Kimball International, Inc. Class B            68,439                    1,122
  CNA Surety Corp.                               76,343                    1,121
* Urban Outfitters, Inc.                         32,300                    1,121
  South Jersey Industries, Inc.                  33,184                    1,120
* Monaco Coach Corp.                             51,648                    1,119
  UniSource Energy Corp.                         60,174                    1,117
  Monsanto Co.                                   62,763                    1,117
* Griffon Corp.                                  61,588                    1,115
* Tractor Supply Co.                             15,700                    1,115
* Del Monte Foods Co.                            94,264                    1,112
  Quanex Corp.                                   25,420                    1,111
* Sunrise Assisted Living, Inc.                  41,377                    1,109
  Russell Corp.                                  57,601                    1,109
* Bally Total Fitness Holding Corp.              59,233                    1,108
  GenCorp, Inc.                                  77,448                    1,108
  FBL Financial Group, Inc. Class A              49,976                    1,107
  Rollins, Inc.                                  54,370                    1,106
  NBT Bancorp, Inc.                              61,148                    1,105
  New England Business Service, Inc.             43,945                    1,105
  Zenith National Insurance Corp.                34,606                    1,102
* Triad Guaranty, Inc.                           25,313                    1,102
* IHOP Corp.                                     37,414                    1,102
* Cirrus Logic                                  146,775                    1,099
* Kulicke & Soffa Industries, Inc.               88,679                    1,099
* Alexander's, Inc. REIT                         14,300                    1,098
  Coca-Cola Bottling Co.                         25,531                    1,098
* Moog Inc.                                      25,600                    1,098
  Wellman, Inc.                                  65,424                    1,096
* SangStat Medical Corp.                         47,684                    1,096
* Kirby Corp.                                    44,748                    1,094
  Flushing Financial Corp.                       53,325                    1,093
  Town & Country Trust REIT                      48,765                    1,092
* Applica Inc.                                   88,058                    1,092
* HNC Software, Inc.                             65,265                    1,090
* Sonus Networks, Inc.                          539,302                    1,089
* Hyperion Solutions Corp.                       59,730                    1,089
  Applied Industrial Technology, Inc.            55,853                    1,089
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* National Beverage Corp.                        77,709              $     1,088
* The Dress Barn, Inc.                           70,152                    1,085
* Alliance Gaming Corp.                          88,776                    1,085
* Newport Corp.                                  69,270                    1,085
* VISX Inc.                                      99,518                    1,085
  Provident Bankshares Corp.                     45,766                    1,084
  Casey's General Stores, Inc.                   89,908                    1,082
* Maverick Tube Corp.                            72,162                    1,082
* Kronos, Inc.                                   35,460                    1,081
  Regal-Beloit Corp.                             45,398                    1,081
  Intermet Corp.                                100,558                    1,080
* CUNO Inc.                                      29,845                    1,080
* Powerwave Technologies, Inc.                  117,875                    1,080
  Wabtec Corp.                                   78,364                    1,079
  Vector Group Ltd.                              60,573                    1,078
* Isle of Capri Casinos, Inc.                    53,214                    1,078
  Presidential Life Corp.                        53,140                    1,077
  Independent Bank Corp. (MA)                    47,046                    1,077
* JAKKS Pacific, Inc.                            60,803                    1,077
* Rayovac Corp.                                  58,158                    1,073
  JLG Industries, Inc.                           76,441                    1,072
* PSS World Medical, Inc.                       132,248                    1,071
* Prime Hospitality Corp.                        82,702                    1,071
* Fidelity National
    Information Solutions, Inc.                  44,596                    1,070
  Getty Realty Holding Corp. REIT                52,847                    1,070
* Rudolph Technologies, Inc.                     42,919                    1,070
  Walter Industries, Inc.                        79,199                    1,069
  Dime Community Bancshares                      47,100                    1,069
* Lin TV Corp.                                   39,500                    1,068
  Ameron International Corp.                     14,848                    1,066
* Integra LifeSciences Holdings                  48,998                    1,066
  Glacier Bancorp, Inc.                          43,494                    1,066
* Noven Pharmaceuticals, Inc.                    41,783                    1,065
* Insight Communications Co., Inc.               90,768                    1,065
  LandAmerica Financial Group, Inc.              33,800                    1,065
  Empire District Electric Co.                   51,923                    1,064
* Genencor International Inc.                   108,698                    1,064
* Trimble Navigation Ltd.                        68,498                    1,062
  Advanced Marketing Services                    57,956                    1,061
  Strayer Education, Inc.                        16,675                    1,061
* FreeMarkets, Inc.                              74,896                    1,058
* Boca Resorts, Inc. Class A                     79,841                    1,058
* Silicon Graphics, Inc.                        359,675                    1,057
* Ryan's Family Steak Houses, Inc.               79,963                    1,056
  Inter-Tel, Inc.                                61,696                    1,056
* Rare Hospitality International Inc.            39,088                    1,052
  MB Financial, Inc.                             31,423                    1,051
* Integrated Defense Technology, Inc.            35,700                    1,051
* DuPont Photomasks, Inc.                        32,331                    1,050
* W-H Energy Services, Inc.                      47,375                    1,050
  Sterling Bancorp                               29,865                    1,048
--------------------------------------------------------------------------------
22

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Universal Health Realty
    Income REIT                                  39,700              $     1,048
* Pegasystems Inc.                              116,205                    1,048
* Serologicals Corp.                             57,199                    1,046
  S.Y. Bancorp, Inc.                             26,004                    1,046
* Healthcare Services Group, Inc.                66,414                    1,044
  Skyline Corp.                                  31,800                    1,044
* Resources Connection, Inc.                     38,667                    1,044
* Orbital Sciences Corp.                        130,911                    1,043
  Riggs National Corp.                           69,973                    1,043
  Lawson Products, Inc.                          33,850                    1,043
  Glimcher Realty Trust REIT                     56,679                    1,043
* Crown Media Holdings, Inc.                    132,103                    1,042
* William Lyon Homes, Inc.                       40,217                    1,042
  Integra Bank Corp.                             46,478                    1,041
  World Fuel Services Corp.                      42,647                    1,041
* RailAmerica, Inc.                              96,104                    1,040
* Dionex Corp.                                   38,801                    1,039
* Tyler Technologies, Inc.                      195,269                    1,039
  First Place Financial Corp.                    52,172                    1,039
* ShopKo Stores, Inc.                            51,907                    1,037
* Stein Mart, Inc.                               87,348                    1,037
  Novastar Financial, Inc. REIT                  29,000                    1,037
  Bandag, Inc.                                   36,531                    1,035
* Information Resources, Inc.                   110,108                    1,034
* Photronics Labs Inc.                           54,515                    1,033
  WSFS Financial Corp.                           39,900                    1,032
  BSB Bancorp, Inc.                              38,660                    1,031
* Hibbett Sporting Goods, Inc.                   40,600                    1,031
* Checkpoint Systems, Inc.                       88,087                    1,031
  R & G Financial Corp. Class B                  43,459                    1,030
  Datascope Corp.                                37,236                    1,029
* BroadWing Inc.                                395,303                    1,028
  Amcore Financial, Inc.                         44,345                    1,027
* Net.B@nk, Inc.                                 88,188                    1,027
* LabOne, Inc.                                   38,833                    1,025
* Alloy, Inc.                                    70,847                    1,023
  Frontier Financial Corp.                       34,832                    1,022
* Republic Bancshares, Inc.                      50,643                    1,021
  Independent Bank Corp. (MI)                    32,297                    1,019
* Quiksilver, Inc.                               41,092                    1,019
* Atrix Laboratories, Inc.                       45,793                    1,019
  Charter Financial Corp.                        35,800                    1,019
* LendingTree, Inc.                              80,084                    1,018
* NCO Group, Inc.                                46,699                    1,017
* Action Performance Cos., Inc.                  32,133                    1,015
* Informatica Corp.                             143,175                    1,015
  Cato Corp. Class A                             45,519                    1,015
* Insurance Auto Auctions, Inc.                  52,043                    1,015
* Pathmark Stores, Inc.                          53,924                    1,014
  Pope & Talbot, Inc.                            54,139                    1,014
* First Federal Financial Corp.                  34,909                    1,012
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* US Physical Therapy, Inc.                      49,830              $     1,012
  GBC Bancorp                                    34,919                    1,011
* Insituform Technologies Inc.
    Class A                                      47,705                    1,010
* INAMED Corp.                                   37,760                    1,009
  Royal Gold, Inc.                               72,237                    1,008
* Dycom Industries, Inc.                         86,174                    1,007
* Triarc Cos., Inc. Class A                      36,816                    1,007
* The Sports Authority, Inc.                     88,607                    1,007
* SERENA Software, Inc.                          73,393                    1,005
  EDO Corp.                                      35,265                    1,005
  CFS Bancorp, Inc.                              65,000                    1,005
  Boston Private
    Financial Holdings, Inc.                     40,603                    1,005
  K-Swiss, Inc.                                  38,664                    1,004
  First Charter Corp.                            55,372                    1,001
* Financial Federal Corp.                        29,749                      998
* GameStop Corp.                                 47,447                      996
* CorVel Corp.                                   29,698                      995
* Pacer International, Inc.                      57,700                      995
  Carbo Ceramics Inc.                            26,913                      995
  Oneida Ltd.                                    51,931                      994
* VitalWorks Inc.                               121,017                      992
  Harbor Florida Bancshares, Inc.                44,700                      992
* Stewart Information Services Corp.             49,249                      992
* DVI, Inc.                                      51,377                      992
  Methode Electronics, Inc. Class A              77,596                      991
  Engineered Support Systems, Inc.               18,944                      991
  Irwin Financial Corp.                          49,279                      991
* Genta Inc.                                    119,362                      990
* Volt Information Sciences Inc.                 40,339                      988
  Pennfed Financial Services, Inc.               35,400                      988
* Ultra Petroleum Corp.                         129,800                      985
* Scientific Games Corp.                        124,027                      985
* Startek, Inc.                                  36,821                      985
  Alabama National BanCorporation                22,724                      984
  Oshkosh B' Gosh, Inc. Class A                  22,611                      983
* AMERIGROUP Corp.                               35,400                      982
  Cascade Bancorp                                54,510                      981
  Cleveland-Cliffs Iron Co.                      36,200                      980
* PAREXEL International Corp.                    70,408                      979
  Simmons First National Corp.                   22,990                      979
  The Stride Rite Corp.                         122,298                      978
* Medarex, Inc.                                 131,817                      978
* APAC Teleservices, Inc.                       165,589                      977
* Offshore Logistics, Inc.                       40,778                      974
  Helix Technology Corp.                         47,280                      974
* GlobespanVirata, Inc.                         251,551                      974
* Cerus Corp.                                    28,722                      973
  Baldwin & Lyons, Inc. Class B                  42,570                      972
  D&K Healthcare Resources, Inc.                 27,524                      970
* AmSurg Corp.                                   36,929                      970
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
EXTENDED MARKET                                                           VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
* Genesco, Inc.                                  39,773                  $   968
* PICO Holdings, Inc.                            58,429                      968
* Newpark Resources, Inc.                       131,357                      965
  Arch Chemicals, Inc.                           39,486                      965
* Coinstar, Inc.                                 39,374                      963
  Redwood Trust, Inc. REIT                       30,545                      962
* Websense, Inc.                                 37,593                      961
* Liquidmetal Technologies                       81,800                      961
* Blue Rhino Corp.                               68,700                      961
* Wilson Greatbatch
    Technologies, Inc.                           37,686                      960
* AstroPower, Inc.                               48,862                      960
* Inhale Therapeutic Systems                     96,609                      959
* Gart Sports Co.                                34,099                      959
* Hutchinson Technology, Inc.                    61,303                      959
  Libbey, Inc.                                   28,045                      956
* Forrester Research, Inc.                       49,280                      956
  Chesapeake Corp. of Virginia                   36,303                      956
  Sauer-Danfoss, Inc.                            84,110                      955
* CoorsTek, Inc.                                 30,883                      955
  Metris Cos., Inc.                             114,827                      954
* Information Holdings Inc.                      39,075                      953
* Actel Corp.                                    45,286                      952
* Charles River Associates Inc.                  47,408                      950
  Hooper Holmes, Inc.                           117,611                      949
* Progress Software Corp.                        64,179                      947
* Sharper Image Corp.                            46,939                      946
* DSP Group Inc.                                 48,097                      943
* Atwood Oceanics, Inc.                          24,904                      942
* Horizon Organic Holding Corp.                  53,426                      941
  Merchants Bancshares, Inc.                     33,100                      941
* Kyphon Inc.                                    64,500                      940
  RFS Hotel Investors, Inc. REIT                 69,426                      940
* PTEK Holdings, Inc.                           162,412                      939
* ITLA Capital Corp.                             31,541                      936
  Spartan Motors, Inc.                           61,600                      935
* Regent Communications, Inc.                   132,458                      935
* Somera Communications, Inc.                   130,797                      934
* Radio One, Inc. Class D                        62,800                      934
  Correctional Properties Trust REIT             42,400                      933
* Macromedia, Inc.                              104,833                      930
* Gundle/SLT Environmental, Inc.                127,200                      930
* URS Corp.                                      33,407                      929
* Isis Pharmaceuticals, Inc.                     97,655                      929
* FileNET Corp.                                  63,921                      927
  Lindsay Manufacturing Co.                      40,035                      927
* The Buckle, Inc.                               37,475                      926
  Innkeepers USA Trust REIT                      96,532                      925
  Cash America International Inc.               100,378                      923
* Oil States International, Inc.                 78,997                      923
* Kmart Corp.                                   896,526                      923
  National Penn Bancshares Inc.                  35,242                      923
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Franklin Electric, Inc.                        19,608                 $    923
* Advanced Digital
    Information Corp.                           109,451                      923
* Casella Waste Systems, Inc.                    76,790                      922
* Photon Dynamics, Inc.                          30,705                      921
* 4Kids Entertainment Inc.                       45,514                      921
* Digital Insight Corp.                          55,965                      921
* Radiant Systems, Inc.                          70,587                      920
  Westbanco Inc.                                 38,789                      920
  Park Electrochemical Corp.                     34,700                      920
  Belden, Inc.                                   44,102                      919
* Tesoro Petroleum Corp.                        118,575                      919
* Power Integrations, Inc.                       51,309                      918
* Corrections Corp. of America REIT              53,081                      918
* Littelfuse, Inc.                               39,554                      915
* Echelon Corp.                                  70,998                      914
* Robert Mondavi Corp. Class A                   26,692                      914
* Syntel, Inc.                                   73,911                      914
* PriceSmart, Inc.                               23,671                      913
* Omega Healthcare
    Investors, Inc. REIT                        120,346                      912
* Rambus Inc.                                   222,438                      910
* Thoratec Corp.                                101,183                      910
  Standex International Corp.                    36,238                      910
  St. Francis Capital Corp.                      36,639                      908
* Learning Tree International, Inc.              48,967                      908
* Nastech Pharmaceutical Co., Inc.               55,200                      907
  Mine Safety Appliances Co.                     22,648                      906
* Elizabeth Arden, Inc.                          51,766                      906
* Cadiz Inc.                                    106,572                      906
  CT Communications, Inc.                        55,871                      905
* General Maritime Corp.                         92,299                      905
* ChipPAC, Inc.                                 146,346                      904
  SWS Group, Inc.                                46,061                      904
* Swift Energy Co.                               57,891                      903
  Cornerstone Realty
    Income Trust, Inc. REIT                      80,757                      902
* SPS Technologies, Inc.                         23,615                      901
* MTR Gaming Group Inc.                          53,900                      900
* webMethods, Inc.                               90,738                      898
* Orthologic Corp.                              161,800                      895
  Bassett Furniture Industries, Inc.             45,873                      894
* General Binding Corp.                          53,448                      894
* Nextel Partners, Inc.                         297,003                      894
* Concord Communications, Inc.                   54,242                      894
* Mesa Air Group Inc.                            97,082                      893
  A.M. Castle & Co.                              71,517                      893
  Associated Estates
    Realty Corp. REIT                            84,200                      893
* Magma Design Automation, Inc.                  53,117                      892
* Vignette Corp.                                452,923                      892
  Granite State Bankshares, Inc.                 27,850                      891
--------------------------------------------------------------------------------
24

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* International Specialty
    Products, Inc.                              115,565                    $ 890
  Myers Industries, Inc.                         52,226                      889
* The Middleby Corp.                             93,100                      884
* Per-Se Technologies, Inc.                      96,100                      884
* Interdigital Communications Corp.              97,626                      884
* Ligand Pharmaceuticals Inc.
    Class B                                      60,909                      883
* Astec Industries, Inc.                         54,878                      883
  F & M Bancorp                                  24,997                      882
  Pacific Crest Capital Inc.                     31,045                      881
* Avatar Holding, Inc.                           31,400                      880
* Myriad Genetics, Inc.                          43,274                      880
* aaiPharma Inc.                                 39,146                      880
* Footstar Inc.                                  35,965                      880
  Bel Fuse, Inc. Class B                         32,500                      879
  CIRCOR International, Inc.                     51,192                      878
  Great Southern Bancorp, Inc.                   22,030                      877
* Impax Laboratories, Inc.                      117,027                      877
  America First Mortgage
    Investments, Inc. REIT                       88,955                      876
  BostonFed Bancorp, Inc.                        27,300                      874
* Theragenics Corp.                             103,571                      873
* Gulfmark Offshore, Inc.                        21,082                      873
  First Source Corp.                             35,303                      873
  Calgon Carbon Corp.                           103,870                      873
  Stewart & Stevenson Services, Inc.             49,110                      871
* MemberWorks, Inc.                              46,940                      870
* Drexler Technology Corp.                       40,225                      869
* Tekelec                                       108,047                      868
  Steelcase Inc.                                 64,784                      867
  Longview Fibre Co.                             91,954                      866
* Integral Systems, Inc.                         39,697                      866
* Mercury Computer Systems, Inc.                 39,960                      866
* Mykrolis Corp.                                 73,301                      866
* CV Therapeutics, Inc.                          46,472                      865
* Systems & Computer
    Technology Corp.                             63,970                      864
  Blair Corp.                                    33,762                      864
* Dave & Busters, Inc.                           71,060                      863
* Documentum, Inc.                               71,882                      863
  Angelica Corp.                                 50,100                      862
* EMS Technologies, Inc.                         41,619                      861
* Capital Crossing Bank                          38,354                      861
* Tanox, Inc.                                    79,489                      861
* Rogers Corp.                                   30,939                      860
  Northwestern Corp.                             50,752                      860
* Hollywood Casino Corp.                         79,644                      860
* Microtune, Inc.                                96,532                      860
* Imagistics International Inc.                  40,051                      860
* Vail Resorts Inc.                              50,261                      859
* United Defense Industries Inc.                 37,349                      859
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Anthracite Capital Inc. REIT                   64,800                 $    859
* Water Pik Technologies, Inc.                   68,600                      858
  Tremont Corp.                                  28,785                      858
  TriCo Bancshares                               32,300                      855
* Input/Output, Inc.                             95,010                      855
  Florida East Coast
    Industries, Inc. Class A                     33,784                      855
  Curtiss-Wright Corp.                           10,697                      854
* Escalade, Inc.                                 37,329                      854
* CTB International Corp.                        55,433                      851
* Odyssey Healthcare, Inc.                       23,636                      851
  C & D Technologies, Inc.                       47,207                      851
* Acclaim Entertainment Inc.                    240,982                      851
  FBR Asset
    Investment Corp. REIT                        25,500                      850
* Charlotte Russe Holding Inc.                   38,065                      850
* Incyte Genomics, Inc.                         116,875                      850
* On Assignment, Inc.                            47,589                      847
* Cable Design Technologies Corp.                78,753                      847
  Centennial Bancorp                            107,345                      846
  Washington Trust Bancorp, Inc.                 35,706                      846
  LaSalle Hotel Properties REIT                  53,588                      844
* Dril-Quip, Inc.                                33,437                      844
* Nuevo Energy Co.                               53,379                      843
* Intrado Inc.                                   43,422                      841
* Benihana Inc. Class A                          44,581                      840
* Continental Materials Corp.                    30,200                      838
  Community Bank System, Inc.                    25,951                      837
  Hugoton Royalty Trust                          78,912                      836
* School Specialty, Inc.                         31,488                      836
* Finisar Corp.                                 352,240                      835
* NPS Pharmaceuticals Inc.                       54,420                      834
* TransMontaigne Inc.                           137,688                      833
* Guess ?, Inc.                                 115,677                      833
  Central Vermont
    Public Service Corp.                         47,300                      832
  UNITILI Corp.                                  27,800                      831
  Holly Corp.                                    49,585                      831
* Silicon Image, Inc.                           135,420                      829
* Kos Pharmaceuticals, Inc.                      40,660                      827
  RAIT Investment Trust REIT                     34,856                      827
* Asbury Automotive Group, Inc.                  60,800                      827
  Penn Virginia Corp.                            21,210                      827
  National Presto Industries, Inc.               25,763                      824
* Aftermarket Technology Corp.                   42,280                      824
* Cell Genesys, Inc.                             61,058                      824
  American Woodmark Corp.                        14,667                      823
* Hecla Mining Co.                              175,800                      823
* EPIQ Systems, Inc.                             48,276                      822
  Bay State Bancorp, Inc.                        16,100                      821
* Tularik, Inc.                                  89,484                      821
* Sola International Inc.                        71,198                      819
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
EXTENDED MARKET                                                           VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
  RPC Inc.                                       69,342                   $  818
* Genesee & Wyoming Inc.
    Class A                                      36,264                      818
  SJW Corp.                                      10,100                      818
  Abington Bancorp Inc.                          40,900                      818
* Vivus, Inc.                                   120,695                      817
  Coachmen Industries, Inc.                      56,595                      815
  Capstead Mortgage Corp. REIT                   36,188                      814
* Skechers U.S.A., Inc.                          37,649                      814
* PolyMedica Corp.                               31,836                      813
  Herbalife International Class B                42,400                      813
  Central Bancorp, Inc.                          27,200                      812
* FPIC Insurance Group, Inc.                     53,900                      811
* World Acceptance Corp.                         96,222                      808
  Advanta Corp. Class A                          74,388                      808
* InFocus Corp.                                  68,481                      807
* Restoration Hardware, Inc.                     91,078                      806
* Palm Harbor Homes, Inc.                        40,583                      806
* Hydrill Co.                                    30,067                      806
  Yardville National Bancorp                     40,385                      805
* Prima Energy Corp.                             35,331                      805
* Viasys Healthcare Inc.                         46,104                      805
  Frontier Oil Corp.                             46,134                      804
* Antigenics, Inc.                               81,488                      803
* Magnatek, Inc.                                 81,059                      802
* Martek Biosciences Corp.                       38,354                      802
  Nature's Sunshine Inc.                         70,882                      802
* SurModics, Inc.                                30,831                      801
* 3Tec Energy Corp.                              45,969                      801
  United Community Financial Corp.               85,584                      801
* P.A.M. Transportation
    Services, Inc.                               33,337                      801
* Reliant Resources, Inc.                        91,450                      800
* Intuitive Surgical, Inc.                       94,240                      798
* Lifeline Systems, Inc.                         30,300                      798
* Docucorp International, Inc.                   77,740                      795
  Puerto Rican Cement Co., Inc.                  22,700                      795
  Pioneer Standard Electronics Inc.              76,373                      794
* eFunds Corp.                                   83,462                      792
* S1 Corp.                                      107,144                      792
* Kopin Corp.                                   119,775                      791
  Port Financial Corp.                           19,700                      790
  Frisch's Restaurants, Inc.                     39,964                      789
* ILEX Oncology, Inc.                            55,816                      786
  Interpool, Inc.                                45,500                      785
* Herley Industries Inc.                         36,900                      783
* Penwest Pharmaceuticals Co.                    40,106                      782
* Labor Ready, Inc.                             133,617                      782
* TechTeam Global, Inc.                          97,700                      782
  AAR Corp.                                      77,152                      778
* Danielson Holdings Corp.                      153,080                      778
* IDT Corp. Class B                              47,600                      776
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Ciber, Inc.                                   107,057                   $  776
  Penford Corp.                                  42,709                      773
  Dimon Inc.                                    111,598                      772
* Therma-Wave Inc.                               67,681                      771
  HMN Financial, Inc.                            40,400                      770
* SOURCECORP, Inc.                               29,046                      770
* Berkshire Hathaway Inc.
    Class B                                         343                      766
  Florida East Coast
    Industries, Inc. Class B                     32,159                      765
* Mobile Mini, Inc.                              44,738                      765
* Capital Corp. of the West                      40,230                      763
* Ionics, Inc.                                   31,449                      763
* Manugistics Group, Inc.                       124,788                      762
* Exelixis, Inc.                                101,231                      762
  MOCON, Inc.                                    83,662                      761
* Veritas DGC Inc.                               60,338                      760
* TransTechnology Corp.                          66,800                      758
* Biosite Inc.                                   26,932                      758
* K2 Inc.                                        76,915                      751
* Royal Appliance
    Manufacturing Co.                           118,000                      750
* Pre-Paid Legal Services, Inc.                  37,668                      750
* Symyx Technologies                             53,841                      749
  First Essex Bancorp, Inc.                      21,900                      749
* Todd Shipyards Corp.                           59,675                      749
* Aeroflex, Inc.                                107,626                      748
* Interpore International                        76,959                      740
  Redwood Empire Bancorp                         26,950                      738
* Pericom Semiconductor Corp.                    63,699                      738
* Caliper Technologies Corp.                     88,205                      737
  Fleetwood Enterprises, Inc.                    84,507                      735
  Warren Bancorp, Inc.                           61,600                      734
* Sykes Enterprises, Inc.                        95,425                      734
* FuelCell Energy, Inc.                          71,300                      734
* SPSS, Inc.                                     47,190                      733
* II-VI, Inc.                                    49,328                      729
  Penn Engineering &
    Manufacturing Corp.                          41,987                      728
* The Medicines Co.                              58,936                      727
  Scope Industries                               11,500                      725
  Midwest Grain Products                         55,766                      724
* IMCO Recycling, Inc.                           73,500                      724
* PDI, Inc.                                      46,725                      724
* ProBusiness Services, Inc.                     49,596                      723
* Graphic Packaging
    International Corp.                          79,804                      722
* Concurrent Computer Corp.                     155,277                      722
* Navigant Consulting, Inc.                     103,110                      721
* Columbia Laboratories Inc.                    120,100                      721
* RehabCare Group, Inc.                          29,942                      720
  CTS Corp.                                      59,797                      719
--------------------------------------------------------------------------------
26

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Legato Systems, Inc.                          199,582                  $   718
* Conexant Systems, Inc.                        443,400                      718
* Heidrick & Struggles
    International, Inc.                          35,953                      718
* Integrated Electrical Services, Inc.          114,700                      717
* Enzo Biochem, Inc.                             49,997                      716
* Standard Microsystem Corp.                     30,343                      716
  Virco Manufacturing Corp.                      52,782                      716
* Sirius Satellite Radio, Inc.                  189,895                      716
* Impath, Inc.                                   39,826                      715
* ANADIGICS, Inc.                                86,686                      714
  CPB, Inc.                                      15,500                      712
* Wind River Systems Inc.                       142,066                      712
* Insignia Financial Group, Inc.                 73,217                      712
* MatrixOne, Inc.                               118,364                      711
  Keithley Instruments Inc.                      49,233                      711
  Impac Mortgage
    Holdings, Inc. REIT                          52,634                      710
* Maxygen Inc.                                   59,228                      709
* First Consulting Group, Inc.                   82,450                      709
  Flexsteel Industry                             47,300                      709
* Inrange Technologies Corp.                    149,195                      709
* Bombay Co.                                    160,962                      708
  Bank of Granite Corp.                          35,946                      708
* Metro One
    Telecommunications, Inc.                     50,681                      708
* Universal Electronics, Inc.                    47,125                      705
  Crawford & Co. Class B                         86,517                      704
* Department 56 Inc.                             43,148                      702
* Bay View Capital Corp.                        109,420                      701
* Interwoven, Inc.                              229,262                      699
* Plug Power, Inc.                               88,304                      698
* Navigant International, Inc.                   45,121                      698
  L. S. Starrett Co. Class A                     27,600                      697
* Galyan's Trading Co.                           31,298                      697
  Klamath First Bancorp                          44,400                      696
* Huttig Building Products, Inc.                129,626                      696
* Ultratech Stepper, Inc.                        42,981                      696
  Met-Pro Corp.                                  47,846                      695
* WMS Industries, Inc.                           56,700                      695
* Coldwater Creek Inc.                           28,400                      693
* Chalone Wine Group Ltd.                        76,898                      692
* Gene Logic Inc.                                49,409                      692
* Friendly Ice Cream Corp.                       90,300                      691
  First Bell Bancorp, Inc.                       40,200                      689
* PracticeWorks Inc.                             38,259                      689
  Oregon Trail Financial Corp.                   36,400                      688
* Agile Software Corp.                           94,552                      687
  Mission West Properties Inc. REIT              56,500                      686
* Elite Information Group, Inc.                  68,800                      685
* Kadant Inc.                                    41,479                      684
* SITEL Corp.                                   218,831                      683
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Allied Healthcare International Inc.          119,445                  $   682
* Verity, Inc.                                   61,468                      682
* Mortons Restaurant Group                       45,200                      682
* Kensey Nash Corp.                              41,915                      679
* The TriZetto Group, Inc.                       79,251                      678
* Midway Games Inc.                              79,707                      678
* Hawthorne Financial Corp.                      20,900                      677
* NeoPharm, Inc.                                 53,760                      676
  Southern Financial Bancorp, Inc.               21,120                      675
* Dendrite International, Inc.                   69,610                      673
  U.S.B. Holding Co., Inc.                       33,055                      673
* AirTran Holdings, Inc.                        125,637                      672
  Bowne & Co., Inc.                              45,583                      672
* Avid Technology, Inc.                          72,515                      671
* Durect Corp.                                   83,818                      671
* Riverstone Networks, Inc.                     214,197                      670
  Boykin Lodging Co. REIT                        63,900                      668
  CPI Corp.                                      35,174                      668
* Infinity, Inc.                                 78,000                      667
  First Mutual Bancshares, Inc.                  40,858                      666
  Badger Meter, Inc.                             24,200                      666
  Pilgrim's Pride Corp.                          47,457                      664
* Tweeter Home
    Entertainment Group, Inc.                    40,575                      663
* Spanish Broadcasting System, Inc.              66,213                      662
* Identix, Inc.                                  90,701                      662
* InterCept, Inc.                                31,942                      662
* ON Semiconductor Corp.                        321,095                      661
* SonoSite, Inc.                                 45,779                      661
* CompuCredit Corp.                              93,579                      659
* A.T. Cross Co. Class A                         87,612                      657
  Wabash National Corp.                          65,426                      654
* SBS Technologies, Inc.                         53,400                      654
* Molecular Devices Corp.                        36,729                      654
* NYFIX, Inc.                                    76,792                      653
  Fremont General Corp.                         156,054                      652
* Florida Banks, Inc.                            79,000                      652
* A.S.V., Inc.                                   54,600                      651
* Clean Harbors Inc.                             55,200                      649
* Inet Technologies, Inc.                        96,168                      649
* Young Broadcasting Inc.                        36,445                      648
  Apex Mortgage Capital, Inc. REIT               43,279                      648
* Tollgrade Communications, Inc.                 44,117                      647
  BEI Technologies, Inc.                         56,522                      647
* Brush Engineered Materials Inc.                51,990                      645
* IDX Systems Corp.                              49,511                      645
* Arris Group Inc.                              146,510                      644
  Craftmade International, Inc.                  42,400                      644
  NACCO Industries, Inc. Class A                 11,059                      643
* World Wrestling
    Entertainment, Inc.                          45,376                      642
* Keynote Systems Inc.                           87,559                      641
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
EXTENDED MARKET                                                           VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
  Ampco-Pittsburgh Corp.                         53,365                 $    640
  BHA Group Holdings Inc.                        39,137                      640
* The Boyds Collection, Ltd.                    101,609                      639
* Ulticom, Inc.                                  93,927                      637
* Dynamics Research Corp.                        26,328                      637
  The Laclede Group, Inc.                        27,078                      636
  Cohu, Inc.                                     36,763                      635
* American Healthways Inc.                       35,646                      634
  Milacron Inc.                                  61,579                      634
* Vans, Inc.                                     77,926                      633
* CIMA Labs Inc.                                 26,219                      632
* MEMC Electronic Materials, Inc.               124,877                      632
* 1-800-FLOWERS.COM, Inc.                        56,430                      630
  United Fire & Casualty Co.                     16,662                      629
* Central Coast Bancorp                          27,750                      629
* Trico Marine Services, Inc.                    92,501                      628
* Ocwen Financial Corp.                         117,059                      626
* Amerco, Inc.                                   42,302                      626
* Factory 2-U Stores Inc.                        45,118                      625
* CardioDynamics
    International Corp.                         167,694                      624
* Merit Medical Systems, Inc.                    30,354                      624
* Integrated Silicon Solution, Inc.              69,921                      624
* 1-800 CONTACTS, Inc.                           46,200                      623
  PVF Capital Corp.                              51,988                      623
* FSI International, Inc.                        83,327                      622
  Marine Products Corp.                          55,020                      622
* Diversa Corp.                                  62,505                      622
* Loral Space & Communications                  627,742                      621
* Advance Auto Parts, Inc.                       11,400                      621
* Mastec Inc.                                    84,344                      621
* Westpoint Stevens, Inc.                       160,314                      620
* Gabelli Asset Management Inc.                  16,965                      619
* Enterasys Networks, Inc.                      346,932                      618
* Hexcel Corp.                                  141,900                      617
* Allou Health & Beauty, Inc.                    79,100                      617
* Hanger Orthopedic Group, Inc.                  40,865                      616
* UTStarcom, Inc.                                30,549                      616
* Research Frontiers, Inc.                       41,437                      616
* Foodarama Supermarkets, Inc.                   15,500                      615
* Columbia Banking System, Inc.                  47,444                      613
* Ambassadors International, Inc.                60,870                      612
* Korn/Ferry International                       67,206                      612
* Century Business Services, Inc.               187,470                      611
  Greater Delaware
    Valley Savings Bank                          23,377                      611
* Embrex, Inc.                                   27,949                      610
* Horizon Offshore, Inc.                         72,239                      610
* Pixelworks, Inc.                               72,475                      608
* SeeBeyond Technology Corp.                    195,791                      607
* Beasley Broadcast Group, Inc.                  41,130                      607
* Ace Cash Express, Inc.                         60,350                      603
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* United Online, Inc.                            50,062               $      602
* Monolithic System Technology, Inc.             54,015                      601
* MarineMax, Inc.                                46,400                      601
  MutualFirst Financial Inc.                     31,474                      601
  Caraustar Industries, Inc.                     47,980                      599
  Dover Downs
    Gaming & Entertainment, Inc.                 47,292                      598
* Adolor Corp.                                   53,086                      598
  Firstfed America Bancorp, Inc.                 25,522                      597
* General Communication, Inc.                    89,533                      597
* Paxson Communications Corp.                   102,946                      597
* Chase Industries, Inc.                         42,579                      596
* NetRatings, Inc.                               65,039                      595
  Tecumseh Products Co. Class B                  11,900                      595
* Salton, Inc.                                   42,558                      593
* Bio-Technology General Corp.                   98,358                      591
* Buckeye Technology, Inc.                       59,062                      591
* Wesco International, Inc.                      93,678                      590
* Transmeta Corp.                               250,715                      589
* Champion Enterprises, Inc.                    104,777                      589
* Closure Medical Corp.                          42,041                      589
* MSCi, Inc.                                     52,347                      588
  HEICO Corp. Class A                            52,526                      588
  Maine Public Service Co.                       19,700                      588
* A.C. Moore Arts & Crafts, Inc.                 12,473                      586
* Micromuse Inc.                                131,633                      586
* McAfee.com Corp.                               39,977                      585
* Kendle International Inc.                      43,025                      585
* Progenics Pharmaceuticals, Inc.                47,580                      585
* SonicWALL, Inc.                               116,287                      584
* Digital River, Inc.                            63,503                      584
  Second Bancorp, Inc.                           21,328                      582
* Neose Technologies, Inc.                       53,216                      580
* Nu Horizons Electronics Corp.                  69,950                      580
* InVision Technologies, Inc.                    24,108                      579
  HEICO Corp.                                    41,182                      577
* Foamex International, Inc.                     51,946                      577
* Proxim Corp. Class A                          192,342                      577
* ImmunoGen, Inc.                               214,432                      577
* C-COR Electronics, Inc.                        82,311                      576
  Curtiss-Wright Corp. Class B                    7,558                      574
* Western Wireless Corp. Class A                177,018                      574
* UNOVA, Inc.                                    87,984                      571
* Hoenig Group, Inc.                             54,300                      570
* Ixia                                           97,937                      570
  General Cable Corp.                            90,175                      568
* Carreker Corp.                                 50,174                      568
* United Therapeutics Corp.                      45,811                      566
* Raindance Communications, Inc.                 98,445                      566
* Ambassadors Group, Inc.                        39,370                      565
* Remec, Inc.                                   100,760                      565
* Osteotech, Inc.                                76,450                      565
--------------------------------------------------------------------------------
28

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Datastream Systems, Inc.                       79,564                  $   565
* PRIMEDIA Inc.                                 463,016                      565
* Artisan Components, Inc.                       62,646                      564
* ValueClick, Inc.                              173,992                      564
  Green Mountain Power Corp.                     31,007                      563
* Touch America Holdings, Inc.                  204,483                      562
* Bell Microproducts Inc.                        69,853                      562
  NYMAGIC, Inc.                                  37,500                      561
* CryoLife Inc.                                  34,863                      560
* Transaction Systems
    Architects, Inc.                             47,466                      558
* ADE Corp.                                      48,644                      557
* Concord Camera Corp.                          109,164                      557
* American Dental Partners, Inc.                 62,700                      555
* USG Corp.                                      79,219                      555
* Cyberonics, Inc.                               42,192                      554
* Party City Corp.                               33,947                      553
* Oregon Steel Mills, Inc.                       92,089                      553
* Illumina, Inc.                                 82,134                      552
  Guaranty Federal Bancshares, Inc.              39,700                      550
* Rush Enterprises, Inc.                         52,100                      550
  State Financial
    Services Corp. Class A                       37,500                      549
* Clayton Williams Energy, Inc.                  47,300                      549
* Harvard Bioscience, Inc.                       97,617                      546
* Zymogenetics, Inc.                             61,792                      545
* Trident Microsystems, Inc.                     87,600                      545
* Electroglas, Inc.                              54,475                      545
* E.piphany Inc.                                124,016                      544
  Summit Bancshares, Inc.                        22,400                      544
  Vesta Insurance Group, Inc.                   126,824                      543
* Parker Drilling Co.                           165,462                      541
  Bank Mutual Corp.                              26,520                      540
  TF Financial Corp.                             23,312                      539
* Revlon, Inc. Class A                          108,600                      538
* Res-Care, Inc.                                 81,148                      537
* NATCO Group Inc.                               64,932                      536
* Neoforma, Inc.                                 41,201                      535
* Collateral Therapeutics, Inc.                  45,200                      534
* Consolidated Graphics, Inc.                    28,428                      534
* Energy Conversion Devices, Inc.                33,999                      533
* Modtech Holdings, Inc.                         45,379                      533
* Trans World Entertainment Corp.                91,153                      531
* Interland Inc.                                168,493                      531
* KFX, Inc.                                     207,750                      530
  Aceto Corp.                                    49,662                      529
  Peoples Holding Co.                            12,892                      529
* Garden Fresh Restaurant Corp.                  44,600                      529
* Famous Dave's of America, Inc.                 67,300                      528
* Eclipsys Corp.                                 80,136                      526
* Entrust, Inc.                                 192,900                      525
* Alliance Semiconductor Corp.                   73,673                      523
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Corixa Corp.                                   76,334                $     523
* UnitedGlobalCom Inc. Class A                  189,639                      522
  Ohio Valley Banc Corp.                         21,725                      521
* Vicor Corp.                                    74,491                      521
  Knape & Vogt Manufacturing Co.                 41,868                      519
* Rainbow Rentals, Inc.                          79,000                      518
* GSI Commerce, Inc.                             69,546                      518
* eSPEED, Inc. Class A                           47,148                      514
* Centillium Communications, Inc.                58,954                      514
* TriPath Imaging, Inc.                         117,150                      512
* Hector Communications Corp.                    42,650                      512
* RadiSys Corp.                                  43,892                      510
* ArthroCare Corp.                               39,691                      510
* Expedia Inc.
    Warrants Exp. 2/4/2009                       17,598                      510
* Frontier Airlines, Inc.                        62,769                      510
  BNP Residential
    Properties, Inc. REIT                        40,500                      510
* CNET Networks, Inc.                           256,417                      510
* Redback Networks Inc.                         284,300                      509
  Heritage Financial Corp.                       31,800                      508
* OneSource
    Information Services, Inc.                   75,600                      507
* Mapics Inc.                                    90,600                      506
* SCM Microsystems, Inc.                         37,848                      506
* Universal Display Corp.                        61,000                      506
* Matrix Bancorp, Inc.                           45,200                      506
* Waste Industries USA, Inc.                     70,950                      506
* Spectrian Corp.                                48,700                      505
* OraSure Technologies, Inc.                     77,629                      505
* Orphan Medical, Inc.                           53,200                      503
* Gaiam, Inc.                                    34,300                      502
  Landmark Bancorp Inc.                          22,050                      501
* BioLase Technology, Inc.                       98,100                      500
  LSB Bancshares, Inc.                           24,900                      498
* XOMA Ltd.                                     124,786                      498
  Financial Institutions, Inc.                   13,147                      498
* SkillSoft Corp.                                63,164                      496
* Computer Network
    Technology Corp.                             80,847                      496
* Local Financial Corp.                          30,368                      495
* Liberate Technologies, Inc.                   187,585                      495
* SuperGen, Inc.                                 68,185                      495
* EEX Corp.                                     245,933                      492
* America Service Group Inc.                     49,800                      492
* Urologix, Inc.                                 38,360                      491
* Boston Communications
    Group, Inc.                                  61,018                      491
* Gadzooks, Inc.                                 38,900                      490
* Luminex Corp.                                  65,150                      489
* Administaff, Inc.                              48,805                      488
* Sonic Innovations, Inc.                        69,000                      488
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
EXTENDED MARKET                                                           VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
* Allen Telecom Inc.                            114,708                      488
* Bruker Daltonics, Inc.                        123,099                      486
* Mediware Information
    Systems, Inc.                                62,700                      486
* Rocky Shoes & Boots, Inc.                      77,500                      485
* E-Z-EM, Inc. Class A                           49,700                      484
  Bush Industries, Inc.                          40,310                      484
* Evans & Sutherland
    Computer Corp.                               61,997                      480
* Luby's, Inc.                                   75,475                      479
  Newmil Bancorp, Inc.                           23,900                      479
* Spherix Inc.                                   79,800                      479
* SilverStream Software, Inc.                    53,500                      478
* Universal Stainless &
    Alloy Products, Inc.                         40,700                      478
* U.S. Industries, Inc.                         138,590                      478
* Digene Corp.                                   40,634                      478
* BioMarin Pharmaceutical Inc.                   91,572                      478
  First of Long Island Corp.                      9,750                      478
* Alexion Pharmaceuticals, Inc.                  31,449                      476
* WorldCom Inc.-WorldCom Group                5,281,700                      475
* RSA Security Inc.                              98,813                      475
* Martha Stewart
    Living Omnimedia, Inc.                       41,431                      475
* Verint Systems Inc.                            42,000                      474
* Actuate Software Corp.                        105,392                      474
* Audiovox Corp.                                 59,500                      473
  American Land Lease, Inc. REIT                 31,014                      473
* Cepheid, Inc.                                  84,477                      471
* BWC Financial Corp.                            23,111                      471
* Playboy Enterprises, Inc. Class B              36,860                      470
* Seven Seas Petroleum Inc.                     206,700                      469
* Mesaba Holdings, Inc.                          79,900                      469
* Monterey Pasta Co.                             49,700                      469
* Immunomedics Inc.                              89,863                      468
* Cubist Pharmaceuticals, Inc.                   49,715                      468
* Packeteer, Inc.                               105,339                      466
* Aspen Technologies, Inc.                       55,744                      465
* Steinway Musical
    Instruments Inc.                             21,714                      465
  American Home
    Mortgage Holdings, Inc.                      37,144                      464
* Regeneration Technologies, Inc.                76,797                      464
* Viewpoint Corp.                                95,980                      463
* Progress Financial Corp.                       47,488                      462
* CuraGen Corp.                                  83,742                      461
* Oak Technology, Inc.                          101,616                      460
* Harmonic, Inc.                                125,624                      460
* Midas Inc.                                     36,723                      459
* Acmat Corp. Class A                            45,600                      458
* MSC.Software Corp.                             51,197                      458
* Artesyn Technologies, Inc.                     70,507                      457
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Peet's Coffee & Tea Inc.                       24,800              $       457
* Blount International, Inc.                    108,414                      455
* Rainbow Technologies, Inc.                     92,377                      454
  Liberty Homes, Inc. Class A                    84,900                      454
* Lydall, Inc.                                   29,751                      454
* Pharmacopeia, Inc.                             53,207                      453
* ParkerVision, Inc.                             23,622                      453
  PMC Capital, Inc.                              68,800                      453
* PC-Tel, Inc.                                   66,700                      451
* Texas Biotechnology Corp.                     115,756                      451
* ABIOMED, Inc.                                  53,182                      451
* Lexicon Genetics Inc.                          92,183                      451
* Witness Systems, Inc.                          60,975                      450
* Arena Pharmaceuticals, Inc.                    53,471                      449
* Sequenom, Inc.                                127,181                      449
  North Valley Bancorp                           27,700                      449
* North American Scientific, Inc.                43,770                      447
* Rentrak Corp.                                  88,000                      447
* Netegrity, Inc.                                72,207                      445
* DMC Stratex Networks, Inc.                    221,272                      445
* Q-Med, Inc.                                    53,100                      444
* MRO Software Inc.                              38,982                      444
* Anaren Microwave, Inc.                         50,888                      440
* Three-Five Systems, Inc.                       38,519                      439
* ViaSat, Inc.                                   52,088                      439
* Handspring, Inc.                              251,719                      438
  California Independent Bancorp                 22,303                      437
* ResortQuest International, Inc.                72,200                      437
* Nashua Corp.                                   61,500                      437
* Safeguard Scientifics, Inc.                   218,284                      437
* TiVo Inc.                                     117,538                      436
  Seacoast Banking
    Corp. of Florida                              7,500                      433
* Digitas Inc.                                   94,996                      432
* TransPro Inc.                                  69,110                      432
* Enesco Group, Inc.                             49,400                      432
* F5 Networks, Inc.                              44,092                      431
* Omnova Solutions Inc.                          51,312                      431
* Protection One, Inc.                          156,221                      430
* Intertrust Technologies Corp.                 142,240                      428
* VIB Corp.                                      32,897                      428
* Kforce Inc.                                    71,866                      428
* Viisage Technology, Inc.                       86,620                      426
  United Mobile Homes, Inc. REIT                 32,700                      425
  Gentiva Health Services, Inc.                  47,070                      423
* Secure Computing Corp.                         55,919                      422
  IBERIABANK Corp.                               10,400                      422
* Millennium Cell Inc.                          135,789                      421
  Prosperity Bancshares, Inc.                    23,000                      419
* Metrologic Instruments, Inc.                   64,300                      418
* Medical Action Industries Inc.                 32,572                      417
* DiamondCluster International, Inc.             69,546                      416
--------------------------------------------------------------------------------
30

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Lexar Media, Inc.                              97,344                 $    416
* Triton PCS, Inc.                              105,728                      412
* Presstek, Inc.                                102,736                      411
* Rimage Corp.                                   52,000                      410
* Bluegreen Corp.                               120,440                      409
  Ryerson Tull, Inc.                             35,205                      409
* Corvis Corp.                                  629,083                      409
  Psychemedics, Inc.                            136,456                      408
* Mattson Technology, Inc.                       88,127                      407
  Three Rivers Bancorp, Inc.                     22,850                      407
* Specialty Laboratories, Inc.                   49,078                      407
* Value City
    Department Stores, Inc.                     145,304                      407
* EMCORE Corp.                                   67,784                      407
* Centennial Communications
    Corp. Class A                               166,608                      407
* Biopure Corp.                                  53,121                      406
* Zomax Inc.                                    103,894                      405
* Mitcham Industries, Inc.                      112,200                      404
* Applied Molecular Evolution, Inc.              69,258                      400
* Acacia Research Corp.                          56,288                      400
* Worldwide Restaurant
    Concepts Inc.                               136,050                      399
* Cell Therapeutics, Inc.                        72,750                      397
* MediaBay, Inc.                                 82,700                      397
* Callon Petroleum Co.                           81,100                      397
* Captaris Inc.                                 134,100                      396
* ARIAD Pharmaceuticals, Inc.                    95,000                      395
  Boston Acoustics, Inc.                         29,000                      395
* Natus Medical Inc.                             99,500                      393
  Banner Corp.                                   15,848                      392
* M&F Worldwide Corp.                           103,160                      392
* UQM Technologies, Inc.                        107,500                      391
* Headwaters Inc.                                24,819                      391
* MRV Communications Inc.                       254,781                      390
* QAD Inc.                                      136,300                      388
* Comfort Systems USA, Inc.                      79,400                      388
* Lipid Sciences, Inc.                           83,513                      388
* Young Innovations, Inc.                        17,814                      387
* Cellegy Pharmaceuticals, Inc.                 175,800                      387
* Meade Instruments Corp.                        68,200                      387
  Bairnco Corp.                                  71,600                      387
  Dover Motorsports, Inc.                        68,961                      386
* Maxxam Inc.                                    34,900                      386
* New Focus, Inc.                               129,779                      385
* Candela Corp.                                  69,900                      384
* IXYS Corp.                                     71,274                      383
* Wireless Facilities, Inc.                      78,193                      383
* QRS Corp.                                      49,145                      383
* Team, Inc.                                     42,300                      383
  First Sentinel Bancorp Inc.                    27,809                      383
  Merchants Group, Inc.                          15,700                      382
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Hoover's, Inc.                                 70,600                 $    381
* MIPS Technologies, Inc. Class B                68,433                      381
* Nobility Homes, Inc.                           42,100                      378
* LifeCell Corp.                                154,200                      378
* SafeNet, Inc.                                  27,100                      378
* Allegiance Telecom, Inc.                      205,405                      376
* Covansys Corp.                                 66,883                      376
* Universal American Financial Corp.             55,966                      376
* MGI Pharma, Inc.                               53,188                      376
* Virage Logic Corp.                             28,749                      374
* Instinet Group Inc.                            57,378                      374
* SeaChange International, Inc.                  42,585                      374
* National R. V. Holdings, Inc.                  35,773                      373
* MapInfo Corp.                                  40,986                      373
* Ribapharm Inc.                                 41,000                      373
* Network Equipment
    Technologies, Inc.                           86,647                      373
* Sangamo BioSciences, Inc.                      63,150                      371
* Sterling Financial Corp. (Spokane)             18,630                      371
* Mail-Well, Inc.                                71,060                      370
* W.R. Grace & Co.                              134,200                      369
* Microsemi Corp.                                55,913                      369
* Aphton Corp.                                   49,116                      368
* WatchGuard Technologies, Inc.                  71,454                      367
* Wiser Oil Co.                                 103,800                      366
  First Bancorp (NC)                             13,292                      366
* Steven Madden, Ltd.                            18,436                      366
* ZixIt Corp.                                    66,650                      365
  Vulcan International Corp.                      8,600                      363
* Computer Task Group, Inc.                      73,008                      363
* Inforte Corp.                                  36,457                      362
* Greka Energy Corp.                             62,435                      359
  Timberline Software Corp.                      65,933                      359
* Midwest Express Holdings, Inc.                 27,137                      358
* iGATE Corp.                                    77,440                      358
* Encore Acquisition Co.                         20,678                      357
  Cavalry Bancorp, Inc.                          27,200                      355
* Turnstone Systems, Inc.                        81,769                      354
* PC Connection, Inc.                            86,298                      354
  Medallion Financial Corp.                      67,000                      354
* Aspect Communications Corp.                   110,245                      353
* Consolidated Freightways Corp.                107,750                      352
* The Med-Design Corp.                           27,200                      352
* Sipex Corp.                                    71,915                      352
* Guilford Pharmaceuticals, Inc.                 46,249                      349
  Connecticut Bancshares, Inc.                   10,493                      348
* Inverness Medical
    Innovations, Inc.                            17,175                      347
* Neurogen Corp.                                 29,654                      347
* V.I. Technologies, Inc.                        94,652                      345
* CoStar Group, Inc.                             16,784                      345
* IDT Corp.                                      20,291                      343
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
EXTENDED MARKET                                                           VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
* iManage, Inc.                                 102,400                 $    343
* Terra Industries, Inc.                        161,681                      343
* AP Pharma Inc.                                163,100                      343
  MCG Capital Corp.                              20,500                      343
* Akamai Technologies, Inc.                     263,088                      342
* Planvista Corp.                                96,200                      342
* Key Production Co., Inc.                       17,447                      340
* Novavax, Inc.                                  79,711                      340
* Maxwell Technologies, Inc.                     38,900                      339
  The First Years Inc.                           31,400                      339
* Onyx Acceptance Corp.                          82,400                      338
* Maynard Oil Co.                                20,031                      338
  Kramont Realty Trust REIT                      21,106                      337
* The Source Information
    Management Co.                               61,300                      337
* LoJack Corp.                                   96,200                      337
  Madison Gas & Electric Co.                     12,068                      336
* Strategic Distribution, Inc.                   23,830                      336
  Community Capital Corp.                        23,110                      335
* Wyndham International,
    Inc. Class A                                288,011                      334
* Triangle Pharmaceuticals, Inc.                123,054                      333
* Infogrames, Inc.                              121,955                      333
* AXT, Inc.                                      41,687                      333
* U S Liquids Inc.                              112,700                      332
  CCBT Financial Cos. Inc.                       11,700                      332
* ITXC Corp.                                     63,783                      332
  W.P. Carey & Co. LLC                           14,717                      332
* CMGI Inc.                                     685,239                      329
* Mobius Management
    Systems, Inc.                               101,200                      329
* PLX Technology, Inc.                           77,192                      328
* Stamps.com Inc.                                74,024                      328
* ONYX Software Corp.                            96,937                      328
* Avanex Corp.                                  168,697                      327
* AtheroGenics, Inc.                             45,415                      326
* Communications Systems, Inc.                   52,100                      326
* Curon Medical Inc.                             92,567                      321
  Big Foot Financial Corp.                       19,000                      321
* Delphax Technologies, Inc.                     72,600                      320
* Switchboard Inc.                               94,607                      320
* Ditech Communications Corp.                   112,400                      319
* Superior Consultant Holdings Corp.             55,300                      318
* Atlas Air Worldwide Holdings, Inc.             85,572                      317
  Parkvale Financial Corp.                       11,000                      315
* Advanced Magnetics, Inc.                       84,000                      315
* Possis Medical Inc.                            25,507                      315
* Capstone Turbine Corp.                        189,708                      315
* Deltagen, Inc.                                128,535                      315
* PRAECIS Pharmaceuticals Inc.                   90,024                      313
* Glacier Water Services, Inc.                   23,900                      313
* Belmont Bancorp                                64,640                      312
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Active Power, Inc.                             85,814                $     310
  Acadia Realty Trust REIT                       37,900                      309
  DeWolfe Companies, Inc.                        29,700                      309
* Lightbridge, Inc.                              37,579                      309
* Paradyne Networks, Inc.                        78,812                      308
* Vical, Inc.                                    57,918                      306
* Alcide Corp.                                   16,500                      305
* Ciphergen Biosystems, Inc.                     83,067                      305
* Commonwealth Telephone
    Enterprises Class B                           7,400                      303
* Datum Inc.                                     29,300                      303
* Avigen, Inc.                                   32,194                      303
* Vastera, Inc.                                  68,997                      303
* Advanced Tissue Sciences Inc.                 210,171                      303
* American Software, Inc. Class A                92,150                      302
* ACT Teleconferencing, Inc.                    103,500                      300
* ePlus Inc.                                     43,000                      300
* Aurora Foods Inc.                             186,024                      299
* The Pantry, Inc.                               88,500                      298
* Answerthink Consulting
    Group, Inc.                                  78,689                      298
* Embarcadero Technologies, Inc.                 48,257                      298
* Digi International, Inc.                       90,153                      298
  Spiegel, Inc. Class A                         352,145                      298
* Republic First Bancorp, Inc.                   46,830                      297
* Syntroleum Corp.                              101,817                      293
* Media 100 Inc.                                162,889                      293
  Golden Enterprises Inc.                        75,900                      293
  Urstadt Biddle Properties REIT                 26,600                      293
* Caminus Corp.                                  50,059                      292
* Geron Corp.                                    63,611                      291
* MedAmicus, Inc.                                36,100                      291
* OPNET Technologies, Inc.                       32,261                      289
* LookSmart, Ltd.                               147,476                      289
* Park-Ohio Holdings Corp.                       64,009                      288
* MetaSolv, Inc.                                 73,236                      288
* Stratos Lightwave, Inc.                       179,817                      288
  MFB Corp.                                      12,000                      287
* American Superconductor Corp.                  52,620                      287
* ICU Medical, Inc.                               9,291                      287
* Abaxis, Inc.                                   65,800                      287
* Acceptance Insurance Cos. Inc.                 69,900                      287
* Gerber Scientific, Inc.                        81,544                      286
* Cysive, Inc.                                  116,800                      286
* MarketWatch.com, Inc.                          60,800                      286
* inSilicon Corp.                               120,300                      285
* Interlink Electronics Inc.                     62,550                      285
* Fairchild Corp.                                90,300                      284
* Criimi Mae, Inc. REIT                          38,435                      284
* Pemstar Inc.                                  213,452                      284
  Southwest Water Co.                            15,095                      282
* Alliance Data Systems Corp.                    11,033                      282
--------------------------------------------------------------------------------
32

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Traffix, Inc.                                  57,400               $      281
* FalconStor Software, Inc.                      66,435                      281
* Aware, Inc.                                    73,900                      281
* Isignia Systems, Inc.                          31,200                      281
* Wilsons The Leather Experts Inc.               19,877                      278
* DHB Industries, Inc.                           68,700                      278
  Sanders Morris Harris Group Inc.               42,775                      278
  East Texas Financial Services, Inc.            24,000                      278
  Mystic Financial, Inc.                         16,400                      277
* HomeStore, Inc.                               191,922                      276
* Maxim Pharmaceuticals, Inc.                    85,464                      276
  Penn Engineering &
    Manufacturing Corp. Class A                  16,600                      275
* Matria Healthcare, Inc.                        33,204                      273
* Willis Lease Finance Corp.                     56,000                      271
* Dyax Corp.                                     67,055                      271
* American Science &
    Engineering, Inc.                            17,100                      270
* Konover Property
    Trust, Inc. REIT                            133,400                      269
* Humphrey Hospitality
    Trust, Inc. REIT                            112,600                      269
* Titanium Metals Corp.                          68,300                      269
* Cholestech Corp.                               25,421                      268
* Inveresk Research Group Inc.                   20,500                      267
* PETCO Animal Supplies, Inc.                    10,700                      267
* Zygo Corp.                                     33,046                      266
* Aether Systems, Inc.                           90,160                      266
* Virbac Corp.                                   41,610                      265
* Clarus Corp.                                   53,000                      265
* Home Products International Inc.               63,520                      265
* U.S. Energy Corp.                             102,770                      264
* Repligen Corp.                                116,700                      264
  Donegal Group Inc.                             25,700                      264
* Merix Corp.                                    30,572                      262
* Medtox Scientific, Inc.                        25,412                      262
* Playboy Enterprises Inc. Class A               22,850                      261
* COMARCO, Inc.                                  33,150                      261
* NASSDA Corp.                                   21,062                      261
* Autobytel Inc.                                 85,406                      260
* PC Mall, Inc.                                  68,315                      260
* Sanchez Computer Associates, Inc.              58,160                      259
* Bone Care International, Inc.                  49,540                      259
* Biosource International Inc.                   43,900                      259
  Herbalife International Class A                13,538                      259
* Quaker Fabric Corp.                            16,656                      258
  JP Realty Inc. REIT                             9,684                      258
* SpeechWorks International Inc.                 70,044                      258
  Cascade Natural Gas Corp.                      12,300                      257
* Gartner, Inc. Class B                          27,327                      257
* InfoSpace, Inc.                               570,598                      257
* Novoste Corp.                                  55,310                      256
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* US Unwired Inc.                                91,025               $      255
* Aspect Medical Systems, Inc.                   70,476                      254
* McMoRan Exploration Co.                        58,790                      253
* SteelCloud Inc.                                97,800                      251
* Questcor Pharmaceuticals, Inc.                171,500                      250
* Capital Trust Class A                          48,100                      250
* Simula, Inc.                                   69,000                      249
* Selectica, Inc.                                62,560                      248
* Manufacturers' Services Ltd.                   51,847                      246
  German American Bancorp                        13,294                      246
* Peregrine Pharmaceuticals, Inc.               210,149                      246
* Epicor Software Corp.                         157,412                      246
  Federal Agricultural
    Mortgage Corp. Class A                       10,523                      245
  MicroFinancial Inc.                            30,600                      244
* Micronetics Wireless, Inc.                     80,900                      244
* E. Gottschalk & Co., Inc.                      90,700                      244
* Earthshell Corp.                              211,042                      243
* Roxio, Inc.                                    33,708                      243
* I-many, Inc.                                   88,271                      243
* Visual Networks, Inc.                         169,500                      241
* BayCorp Holdings, Ltd.                         20,200                      240
* Hewitt Associates, Inc.                        10,300                      240
  Pilgrim's Pride Corp. Class A                  23,100                      240
  ABC Bancorp                                    16,100                      240
* Omega Worldwide, Inc.                         113,515                      240
* Sonic Solutions, Inc.                          30,090                      239
* Nuance Communications Inc.                     57,190                      239
* Bottomline Technologies, Inc.                  42,000                      237
* Numerical Technologies, Inc.                   58,596                      234
* Management Network Group Inc.                 100,698                      234
* Globecomm Systems, Inc.                        57,000                      233
* NMS Communications Corp.                       95,600                      232
* Ultralife Batteries, Inc.                      65,800                      230
* SONUS Pharmaceuticals, Inc.                   110,100                      230
* TTM Technologies, Inc.                         43,810                      230
* Amcast Industrial Corp.                        50,100                      229
* Zoll Medical Corp.                              6,928                      225
* Infocrossing, Inc.                             35,200                      225
* Portal Software, Inc.                         300,242                      225
* Alamosa Holdings, Inc.                        159,583                      225
* Industrial Distribution Group, Inc.            69,200                      225
* hi/fn, inc                                     37,467                      225
* Wink Communications, Inc.                      77,800                      225
  First Oak Brook Bancshares, Inc.                7,046                      224
  Ameriserv Financial Inc.                       48,900                      224
* Multex.com Inc.                                54,708                      223
  Union Community Bancorp                        15,000                      223
* Nanogen, Inc.                                  63,400                      222
* Inktomi Corp.                                 250,151                      220
* Vitria Technology, Inc.                       229,265                      220
* Eden Bioscience Corp.                         110,006                      219
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
EXTENDED MARKET                                                           VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
* Barrett Business Services, Inc.                62,300                   $  218
* Bioreliance Corp.                               8,729                      218
* The Advisory Board Co.                          5,998                      217
* SoundView Technology Group, Inc.              127,691                      217
* Troy Group, Inc.                               63,800                      217
* Cohesion Technologies, Inc.                   100,803                      217
* Image Entertainment, Inc.                     130,500                      217
* Lightspan Inc.                                124,178                      216
* Franklin Covey Co.                             74,300                      215
  Main Street Banks, Inc.                        10,400                      215
* Tellium, Inc.                                 229,427                      213
* Large Scale Biology Corp.                      97,583                      213
  Bowl America, Inc. Class A                     18,876                      212
  Delta Apparel, Inc.                             7,890                      212
* Colorado MEDtech, Inc.                         84,700                      212
  Nitches Inc.                                   33,141                      211
* NCO Portfolio Management, Inc.                 29,477                      211
* Westell Technologies, Inc.                    135,840                      211
* RCN Corp.                                     153,616                      210
* Jo-Ann Stores, Inc. Class A                     7,200                      210
* LCA-Vision, Inc.                              200,237                      210
* Oplink Communications, Inc.                   285,760                      209
* America West
    Holdings Corp. Class B                       76,000                      208
* Lakes Entertainment, Inc.                      30,800                      208
* HPL Technologies, Inc.                         13,819                      208
* Zoltek Cos., Inc.                              77,200                      208
* CTC Communications
    Group, Inc.                                 118,586                      208
* JNI Corp.                                      58,636                      205
* Kana Software, Inc.                            51,185                      205
* Carrier Access Corp.                          151,603                      205
* Telular Corp.                                  64,525                      205
* Cardinal Financial Corp.                       43,042                      204
* SureBeam Corp.                                 37,323                      204
* U.S. Xpress Enterprises, Inc.                  15,500                      203
* XETA Technologies Inc.                         56,400                      203
* Sunrise Telecom Inc.                           93,660                      202
* Saba Software, Inc.                            78,963                      201
  Horizon Financial Corp.                        13,650                      201
  Liberte Investors, Inc. REIT                   51,400                      200
* Computer Horizons Corp.                        41,138                      199
  Republic Bancorp, Inc. Class A                 16,866                      199
* TSR, Inc.                                      37,500                      199
* American Bank
    Note Holographics, Inc.                     142,865                      199
  Timberland Bancorp, Inc.                       12,400                      198
* j2 Global Communications, Inc.                 12,075                      198
* Concur Technologies, Inc.                      70,700                      198
* Netro Corp.                                    86,726                      198
* Bio-logic Systems, Corp.                       46,400                      197
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* ChromaVision
    Medical Systems, Inc.                       109,600                   $  196
* Digital Lightwave, Inc.                        83,824                      196
* Penn Octane Corp.                              55,000                      196
  Winston Hotels, Inc. REIT                      20,600                      195
* US LEC Corp. Class A                           83,100                      194
* Ventiv Health, Inc.                            68,933                      194
* F.A.O., Inc.                                   24,400                      194
  National Golf Properties, Inc. REIT            22,600                      193
* Braun Consulting, Inc.                         55,300                      193
  Ohio Art Co.                                   14,800                      192
* H.T.E., Inc.                                   40,400                      191
* CenterSpan Communications Corp.                41,600                      191
* Allscripts Healthcare Solutions, Inc.          50,820                      190
* Consumer Portfolio Services, Inc.              71,600                      190
* Genome Therapeutics Corp.                      81,976                      189
* Commerce One, Inc.                            497,514                      189
* Cygnus Inc.                                    93,500                      189
* Drugstore.com, Inc.                            70,200                      189
* Valence Technology Inc.                       136,300                      188
* Dice Inc.                                      89,550                      188
* American Pharmaceuticals
    Partners, Inc.                               15,200                      188
  Vista Bancorp, Inc.                             6,905                      186
  United Guardian, Inc.                          34,600                      186
* Central European Distribution Corp.            11,300                      186
* Technology Solutions Co.                      144,896                      185
* Epimmune Inc.                                 109,500                      185
* Digital Impact, Inc.                           93,100                      182
* Data Systems & Software, Inc.                  56,500                      182
* BSQUARE Corp.                                  80,300                      181
* Applied Innovation Inc.                        42,600                      181
* ATP Oil & Gas Corp.                            59,742                      181
* Vasomedical, Inc.                              67,801                      180
* Workflow Management, Inc.                      52,545                      179
* Proton Energy Systems, Inc.                    55,822                      179
* VCA Antech, Inc.                               11,300                      179
* Stellent Inc.                                  39,076                      179
* Titan Pharmaceuticals, Inc.                    48,859                      178
* Lexent Inc.                                    79,256                      178
* Viant Corp.                                   146,000                      178
* Emisphere Technologies, Inc.                   43,244                      178
* Penton Media, Inc. Class A                     82,408                      177
* Glenayre Technologies, Inc.                   141,812                      177
* Chordiant Software, Inc.                       90,617                      177
* Cytogen Corp.                                 164,895                      176
* DJ Orthopedics Inc.                            21,500                      176
* MIM Corp.                                      14,563                      176
* Zonagen, Inc.                                 115,700                      174
* Cell Pathways, Inc.                           115,600                      173
* Coeur D'Alene Mines Corp.                     102,500                      173
* Perini Corp.                                   42,880                      172
--------------------------------------------------------------------------------
34

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Communication Intelligence Corp.              251,600               $      171
* Wild Oats Markets Inc.                         10,625                      171
* SupportSoft, Inc.                              61,743                      171
* Microvision, Inc.                              32,686                      171
* Inspire Pharmaceuticals, Inc.                  44,158                      170
  Kentucky First Bancorp, Inc.                   11,600                      170
* Catalytica Energy Systems, Inc.                53,748                      170
* Key Tronic Corp.                              167,700                      169
* Genzyme Molecular Oncology                     66,951                      169
* Women First Healthcare, Inc.                   21,740                      168
* Hub Group, Inc.                                18,200                      168
* Mississippi Chemical Corp.                    149,355                      167
* InterVoice-Brite, Inc.                        116,951                      167
* Centra Software, Inc.                          89,877                      167
* SONICblue Inc.                                162,186                      167
* Medialink Worldwide, Inc.                      44,400                      167
* Global Power
    Equipment Group Inc.                         16,800                      166
* Allied Holdings, Inc.                          31,600                      166
* Ebenx Inc.                                     62,040                      165
* Competitive Technologies, Inc.                 60,300                      163
* 3 Dimensional Pharmaceuticals                  36,575                      163
* Terayon Communications
    Systems, Inc.                               121,732                      162
* Digital Generation Systems                    145,795                      162
* Apollo Group, Inc. Class A                      4,100                      162
* Spectrum Control, Inc.                         26,700                      162
* Ceres Group, Inc.                              41,400                      161
* Reading International Inc. Class A             40,976                      161
* ShoLodge, Inc.                                 39,333                      161
* Friedman, Billings,
    Ramsey Group, Inc.                           12,400                      158
* Indevus Pharmaceuticals, Inc.                 135,973                      158
  Nash-Finch Co.                                  4,930                      158
* BioTime, Inc.                                  72,900                      157
* Semitool, Inc.                                 19,141                      156
* OAO Technology Solutions, Inc.                103,620                      155
  Astro-Med, Inc.                                41,850                      155
* Denbury Resources, Inc.                        15,000                      154
* Mercator Software, Inc.                       101,251                      154
* Landair Corp.                                   9,500                      154
* Exabyte Corp.                                 139,800                      154
* BroadVision, Inc.                             495,257                      154
* Next Level Communications, Inc.               151,436                      153
* Meta Group, Inc.                               67,500                      152
* MPW Industrial Services Group, Inc.            63,200                      152
* EntreMed, Inc.                                 49,320                      151
* Time Warner Telecom Inc.                       90,057                      151
* Liquid Audio, Inc.                             61,700                      151
  Corporate Office
    Properties Trust, Inc. REIT                  10,342                      151
* Celadon Group Inc.                             11,800                      151
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Art Technology Group, Inc.                    148,014               $      149
* USA Truck, Inc.                                12,971                      149
* Leap Wireless International, Inc.             138,081                      149
* Brass Eagle Inc.                               23,600                      149
* Gallery of History, Inc.                       25,900                      149
* Natural Alternatives
    International, Inc.                          49,500                      149
  Laser Mortgage
    Management, Inc. REIT                       117,900                      147
  Garan, Inc.                                     2,556                      147
* Hathaway Corp.                                 58,200                      146
  Union Bankshares Corp.                          5,334                      144
* Wilshire Oil Co. of Texas                      41,000                      144
  West Coast Bancorp                              8,370                      144
* NetManage, Inc.                               255,657                      143
* Magellan Health Services, Inc.                130,718                      142
* Natrol, Inc.                                   93,100                      142
  Peoples Bancorp of North Carolina               8,471                      142
* California Micro Devices Corp.                 27,900                      142
* CyberSource Corp.                              61,000                      142
* Systemax Inc.                                  58,546                      141
* Ciprico Inc.                                   33,200                      140
* SoftNet Systems, Inc.                          75,800                      139
* Unity Bancorp, Inc.                            21,105                      138
* Internet Capital Group, Inc.                  511,581                      138
* LCC International, Inc. Class A                96,000                      137
* Phoenix Technologies Ltd.                      13,719                      137
* Brio Software, Inc.                           118,700                      137
* Covalent Group, Inc.                           36,600                      135
* Pegasus Communications
    Corp. Class A                               184,244                      134
  Peoples BancTrust Co., Inc.                     9,900                      133
* SSP Solutions, Inc.                            94,700                      133
* Sorrento Networks Corp.                       137,503                      132
* Sirenza Microdevices, Inc.                     65,174                      132
* Pharmacyclics, Inc.                            29,463                      131
  FNB Financial Services Corp.                    7,600                      131
* PayPal Inc.                                     6,450                      130
* Critical Path, Inc.                           127,326                      130
* Applix, Inc.                                   83,479                      129
* TheStreet.com, Inc.                            56,450                      129
* Tanning Technology Corp.                      115,800                      127
  BMC Industries, Inc.                          126,104                      127
* Hollywood Media Corp.                          62,300                      124
* E-LOAN, Inc.                                  112,400                      124
* AVANT Immunotherapeutics, Inc.                110,272                      124
* Zones, Inc.                                    88,100                      123
* Zila, Inc.                                    121,800                      123
* barnesandnoble.com inc                        130,749                      123
* Advanced Neuromodulation
    Systems, Inc.                                 4,026                      123
* Peco II, Inc.                                  36,443                      122
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
EXTENDED MARKET                                                           VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
* Astronics Corp.                                15,260                  $   122
* Convera Corp.                                  50,200                      122
* NIC Inc.                                       82,358                      122
* Obie Media Corp.                               33,210                      122
* SRA International, Inc.                         4,500                      121
  First Financial Holdings, Inc.                  3,749                      121
* Net2Phone, Inc.                                28,200                      120
* GTC Biotherapeutics, Inc.                      95,200                      120
* Ethyl Corp.                                   159,904                      120
  Equity One, Inc. REIT                           8,600                      120
* Tradestation Group Inc.                        97,880                      119
* eXcelon Corp.                                 134,089                      119
* Foster Wheeler Ltd.                            74,154                      119
* Integrated Telecom Express, Inc.               72,990                      118
* Mechanical Technology Inc.                    108,600                      117
* Aclara Biosciences, Inc.                       68,181                      117
* Landec Corp.                                   31,000                      117
* WJ Communications, Inc.                       100,820                      117
  First M&F Corp.                                 4,653                      116
* Hyseq, Inc.                                    51,200                      116
* Superconductor Technologies Inc.               70,400                      116
  Harrodsburg First
    Financial Bancorp, Inc.                       9,800                      116
* Segue Software, Inc.                           73,200                      116
  D&E Communications, Inc.                       10,928                      115
  Phillips International
    Realty Corp. REIT                            55,100                      114
* Latitude Communications, Inc.                  86,400                      114
* Radio Unica Corp.                              76,600                      113
* Resonate Inc.                                  56,003                      112
* Torch Offshore, Inc.                           15,300                      110
* Ribozyme Pharmaceuticals, Inc.                 79,700                      110
* JLM Industries, Inc.                           91,500                      110
* Carrington Labs Inc.                           90,572                      109
* Wave Systems Corp.                             75,400                      108
* Previo, Inc.                                   72,225                      108
* SRI/Surgical Express, Inc.                      8,600                      107
* ACTV, Inc.                                     92,901                      107
* Blue Martini Software, Inc.                   121,198                      107
* Capital Title Group, Inc.                      40,800                      106
* Corio, Inc.                                    96,158                      105
* Artisoft, Inc.                                 69,800                      105
* Crossroads Systems, Inc.                      102,400                      104
* SBA Communications Corp.                       74,016                      104
* Maxcor Financial Group Inc.                    17,800                      104
* Click2learn, Inc.                              61,100                      104
* UbiquiTel Inc.                                150,910                      104
* Checkers Drive-In Restaurants, Inc.             8,700                      103
  PMR Corp.                                      56,500                      102
* EPIX Medical, Inc.                              9,649                      102
* Peregrine Systems, Inc.                       338,033                      101
* SPEEDUS Corp.                                 110,500                      101
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Orchid Biosciences, Inc.                       76,253               $      101
* Princeton Video Image, Inc.                    93,800                      100
* Ault Inc.                                      22,500                      100
* Read Rite Corp.                               208,979                      100
* Personnel Group of America, Inc.              111,196                      100
* Owens Corning                                  84,000                      100
  Pacific Northwest Bancorp                       3,174                       99
* Alpine Group, Inc.                             86,300                       99
* Lawson Software, Inc.                          17,000                       98
* Paul-Son Gaming Corp.                          35,500                       98
* Extended Systems Inc.                          29,100                       97
  Wainwright Bank & Trust Co.                    10,373                       97
* Tumbleweed
    Communications Corp.                         52,588                       97
* Official Payments Corp.                        32,500                       97
* Edison Schools Inc.                           102,174                       97
* Variagenics, Inc.                              76,200                       97
* Private Business Inc.                          26,134                       97
  FNB Corp./North Carolina                        5,500                       96
* Avici Systems Inc.                             95,232                       96
* Novadigm, Inc.                                 13,230                       96
* DDi Corp.                                      95,799                       96
* SignalSoft Corp.                               42,093                       95
* Choice One Communications Inc.                106,412                       95
* TranSwitch Corp.                              147,921                       95
* Oxigene, Inc.                                  71,661                       95
* MTI Technology Corp.                          140,400                       94
* Applied Digital Solutions, Inc.               144,100                       94
* eCollege.com Inc.                              27,400                       93
* Peerless Systems Corp.                         57,500                       93
* TippingPoint Technologies Inc.                  7,659                       92
* Schick Technologies, Inc.                      40,000                       92
* Cellstar Corp.                                 28,201                       91
* H Power Corp.                                  95,913                       91
* Align Technology, Inc.                         22,517                       91
* Franklin Electronic Publishers, Inc.           72,300                       90
* I-STAT Corp.                                   25,300                       90
* Hanover Direct, Inc.                          374,676                       90
* Interleukin Genetics, Inc.                    113,700                       90
* Conductus, Inc.                                74,500                       89
* Dobson Communications Corp.                   103,740                       89
* INT Media Group, Inc.                          44,900                       89
* Insmed Inc.                                    63,333                       89
* StorageNetworks, Inc.                          45,000                       89
* Lifeway Foods, Inc.                            14,500                       88
* VA Software Corp.                              88,440                       88
  Capital Bank Corp.                              5,900                       88
* BJ Services Co.                                 2,600                       88
* WorldGate Communications, Inc.                 63,500                       88
  Prime Group Realty Trust REIT                  13,400                       87
  Semco Energy Inc.                               9,600                       87
* NTN Communications, Inc.                       75,300                       87
--------------------------------------------------------------------------------
36

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* DigitalThink, Inc.                             61,828                  $    87
  Berkshire Bancorp Inc.                          2,785                       86
* High Speed Access Corp.                        74,500                       86
* Hawk Corp. Class A                             24,000                       85
* Netopia, Inc.                                  31,200                       85
* Lynx Therapeutics Inc.                         65,925                       85
* Rita Medical Systems, Inc.                      8,500                       85
* Primus Telecommunications
    Group, Inc.                                 121,400                       85
* Tripath Technology Inc.                        80,050                       84
* EXE Technologies, Inc.                         75,022                       84
* Itron, Inc.                                     3,200                       84
* Electric Fuel Corp.                            91,100                       84
  Williams Energy Partners L.P.                   2,500                       84
* Outlook Group Corp.                            19,200                       84
* Docent, Inc.                                   72,750                       84
* SOS Staffing Services, Inc.                   111,500                       84
  Capitol Bancorp Ltd.                            3,525                       83
* Gilman & Ciocia, Inc.                          77,800                       83
* Divine, Inc.                                   21,181                       83
  Patriot Bank Corp.                              5,880                       82
* Click Commerce, Inc.                           73,279                       82
* Vicinity Corp.                                 40,900                       82
* deCODE genetics, Inc.                          17,429                       82
* GRIC Communications, Inc.                      53,300                       80
* SAVVIS Communications Corp.                   151,444                       80
* Samsonite Corp.                                79,507                       80
* Argonaut Technologies Inc.                     69,700                       79
* Versant Corp.                                 105,400                       79
* Hemispherx Biopharma, Inc.                     31,600                       79
* i3 Mobile, Inc.                               113,078                       78
* Ventana Medical Systems, Inc.                   3,546                       78
* MeriStar Hotels &
    Resorts, Inc. REIT                           86,200                       78
* Cosine Communications, Inc.                   180,237                       78
* eLoyalty Corp.                                 13,089                       77
* Netscreen Technologies, Inc.                    8,400                       77
* ScreamingMedia Inc.                            48,978                       77
* Intraware, Inc.                                76,500                       77
  Citizens 1st Bancorp, Inc.                      3,400                       76
* TCSI Corp.                                    152,829                       76
* Radiologix Inc.                                 5,005                       76
* BioSpecifics Technology                        40,800                       75
* Copper Mountain Networks, Inc.                 89,200                       75
* IntraBiotics Pharmaceuticals, Inc.             57,626                       75
* Network Engines, Inc.                          69,636                       75
* Technisource, Inc.                             18,700                       74
* Factual Data Corp.                              6,500                       74
* Altiris, Inc.                                  13,500                       74
* eXegenics Inc.                                 90,800                       74
  Ecology and Environment, Inc.                   6,925                       73
* Oriole Homes Corp. Class B                     19,300                       73
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Advanced Lighting
    Technologies, Inc.                           91,620                  $    73
* Koala Corp.                                    79,000                       71
* CopyTele, Inc.                                151,000                       71
* VIA NET.WORKS, Inc.                            85,472                       71
* First Virtual Communications, Inc             157,400                       71
* Amplidyne, Inc.                               121,100                       70
* Royale Energy, Inc.                            11,719                       70
* Rock of Ages Corp.                              9,800                       69
* Chiquita Brands International
    Warrants Exp. 3/19/2009                      10,836                       69
* Sagent Technology, Inc.                       103,300                       69
* MCK Communications, Inc.                       65,000                       69
* FairMarket, Inc.                               50,100                       69
* Twinlab Corp.                                 155,500                       68
* BindView Development Corp.                     67,000                       68
* Terremark Worldwide, Inc.                     272,700                       68
* Evercel, Inc.                                  45,164                       67
* Ask Jeeves, Inc.                               64,900                       67
* AT&T Latin America Corp. Class A              123,700                       67
* Perficient, Inc.                               50,931                       67
  First Midwest Financial, Inc.                   4,750                       66
* Avenue A, Inc.                                 18,611                       66
  Agree Realty Corp. REIT                         3,400                       65
* ESCO Technologies Inc.                          1,839                       64
* iVillage Inc.                                  51,079                       64
  Winfield Capital Corp.                         76,500                       64
* Bitstream Inc.                                 21,300                       64
* Darling International, Inc.                    77,900                       64
* SystemOne Technologies Inc.                    40,500                       64
* Alliance Pharmaceutical Corp.                  40,960                       63
* Food Technology Service, Inc.                  77,050                       63
* Loudcloud, Inc.                                43,792                       63
* V-One Corp.                                   107,400                       62
* Niku Corp.                                    144,647                       62
* Federal-Mogul Corp.                            88,442                       62
* Internap Network Services Corp.               269,300                       62
  McRae Industries, Inc.                          8,300                       61
* Intermagnetics General Corp.                    3,003                       61
* New Century Equity
    Holdings Corp.                              133,672                       60
* AXS-One, Inc.                                 125,300                       60
* BAM! Entertainment Inc.                        20,400                       60
* Trimedyne, Inc.                               142,600                       60
* Somanetics Corp.                               21,650                       60
* BioCryst Pharmaceuticals, Inc.                 68,300                       59
* Marimba, Inc.                                  39,600                       59
* Brightpoint, Inc.                              23,171                       59
* Catalina Lighting, Inc.                         7,160                       59
* NTELOS Inc.                                    41,468                       58
* Watson Wyatt & Co. Holdings                     2,385                       58
* Audible, Inc.                                 119,900                       58
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
EXTENDED MARKET                                                           VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
* Cross Media Marketing Corp.                     6,113                  $    57
* Lante Corp.                                    94,000                       57
* Genuity Inc. Class A                           15,033                       57
* Extensity, Inc.                                52,801                       57
* Key3Media Group, Inc.                         113,447                       57
  Home Federal Bancorp                            2,450                       57
* HyperFeed Technologies, Inc.                  137,300                       56
* Delta Woodside Industries, Inc                 24,475                       56
* Multilink Technology Corp.                    112,122                       56
* SEEC, Inc.                                     47,900                       56
  Presidential Realty Corp. REIT                  8,600                       56
* Kaiser Ventures LLC Class A                    36,800                       55
* Optical Communication
    Products, Inc.                               45,000                       55
  Eastern Virginia Bankshares, Inc.               3,000                       54
* Metretek Technologies, Inc.                    68,100                       53
* Optical Cable Corp.                            98,150                       53
* Applied Microsystems Corp.                    103,800                       53
* MIPS Technologies, Inc.                         8,500                       52
* Evergreen Solar, Inc.                          36,620                       52
* Predictive Systems, Inc.                      167,500                       52
* Immersion Corp.                                49,700                       52
* Vyyo Inc.                                      61,500                       52
* Tarantella, Inc.                              118,900                       51
* Cypress Bioscience, Inc.                       26,012                       51
* J Net Enterprises, Inc.                        62,927                       50
  Malan Realty Investors, Inc. REIT               9,300                       50
* Tor Minerals International, Inc.               40,700                       50
* Adelphia Communications
    Corp. Class A                               333,304                       50
* Mayor's Jeweler's, Inc.                       138,600                       50
* Beta Oil & Gas, Inc.                           22,600                       50
* Andrea Radio Corp.                             85,700                       50
* MAI Systems Corp.                             150,575                       50
* AirGate PCS, Inc.                              49,039                       49
* Tut Systems, Inc.                              34,200                       49
  Resource America, Inc.                          4,600                       48
* Oakwood Homes Corp.                             9,700                       48
* GMX Resources Inc.                             18,700                       48
* Z-Tel Technologies, Inc.                       57,865                       48
* Spectrasite Holdings, Inc.                    263,725                       47
* En Pointe Technologies, Inc.                   49,300                       47
* Merry Land Properties, Inc. REIT                4,750                       47
* Vornado Operating Inc. REIT                    55,529                       47
* Five Star Quality Care, Inc.                    8,338                       47
* ViroPharma Inc.                                32,367                       46
  Stifel Financial Corp.                          3,700                       46
* NetFlix.com, Inc.                               3,300                       46
* LightPath Technologies, Inc.                   50,100                       45
* Triton Network Systems, Inc.                   74,504                       45
* Lowrance Electronics, Inc.                      7,700                       45
* Quidel Corp.                                    6,600                       45
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Airnet Communications Corp.                    56,290                $      44
* American Access
    Technologies Inc.                            80,800                       44
* Precision Optics Corp.                        103,200                       44
  Equity Inns, Inc. REIT                          5,538                       44
* Lynch Corp.                                     3,500                       44
* Immune Response Corp.                         124,983                       44
* Persistence Software, Inc.                     71,100                       43
* Equinix, Inc.                                 120,730                       42
  Woodhead Industries, Inc.                       2,451                       42
* Concero, Inc.                                 107,400                       42
* US SEARCH.com Inc.                             53,300                       42
* DSL.Net, Inc.                                 115,398                       42
* Net Perceptions, Inc.                          37,400                       42
* Focal Communications Corp.                     17,462                       41
* SportsLine.com, Inc.                           39,000                       40
* Miravant Medical Technologies                  75,334                       40
* U.S. Concrete, Inc.                             6,045                       40
* Merisel, Inc.                                  16,131                       40
  Sphinx International Inc.                      55,900                       39
  Kansas City Life Insurance Co.                  1,010                       39
* Pumatech, Inc.                                 69,700                       39
  Commonwealth Bancorp                            1,300                       39
* IGI, Inc.                                      68,500                       38
* National Research Corp.                         5,400                       38
* Pac-West Telecom, Inc.                         86,070                       38
* Petrocorp, Inc.                                 3,923                       38
* Cognitronics Corp.                             13,800                       38
* SIGA Technologies, Inc.                        32,500                       36
  Troy Financial Corp.                            1,209                       36
* Bioanalytical Systems, Inc.                     7,000                       36
* WHX Corp.                                      47,564                       36
* Navarre Corp.                                  20,300                       36
* Conceptus, Inc.                                 2,148                       35
* Netsmart Technologies, Inc.                    14,133                       35
* CacheFlow Inc.                                 69,626                       35
* iBasis, Inc.                                   94,000                       35
* Interstate Hotels Corp. REIT                    9,509                       35
* Superior Telecom Inc.                          76,416                       34
  WorldCom, Inc. - MCI Group                    202,220                       34
* ClickAction, Inc.                              60,200                       34
* Dynacq International, Inc.                      2,400                       34
* Micro Therapeutics, Inc.                        9,000                       34
* Shoe Pavilion, Inc.                            21,100                       34
  Cooperative Bankshares, Inc.                    2,300                       33
* BioSphere Medical Inc.                          8,600                       33
* Elcom International, Inc.                      82,700                       33
* Rural Cellular Corp. Class A                   30,762                       32
* MakeMusic! Inc.                                75,400                       32
* GlycoGenesys, Inc.                             32,100                       31
* Primus Knowledge
    Solutions, Inc.                              39,300                       31
--------------------------------------------------------------------------------
38

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Mallon Resources Corp.                         91,500                    $  31
  First Federal Bancorp, Inc.                     4,300                       31
* Universal Access
    Global Holdings Inc.                        163,184                       31
  Falmouth Bancorp, Inc.                          1,100                       31
* AML Communications, Inc.                       68,000                       31
* Nanometrics Inc.                                1,903                       30
* Zamba Corp.                                   135,800                       30
* Novatel Wireless, Inc.                         90,400                       30
* Rainmaker Systems, Inc.                        87,500                       30
* Fischer Imaging Corp.                           3,470                       30
* Merge Technologies, Inc.                        4,300                       29
* Encompass Services Corp.                       51,595                       29
* PCD, Inc.                                      53,300                       29
* Saucony Inc.                                    4,000                       28
* MicroStrategy Inc.                             56,731                       28
* Horizon Medical Products, Inc.                 28,200                       28
* eGain Communications Corp.                    107,882                       28
* Loudeye Corp.                                  76,385                       27
  Sizeler Property
    Investors, Inc. REIT                          2,500                       27
* Qualstar Corp.                                  4,400                       27
* Astronics Corp. Class B                         3,365                       27
* McLeod USA Inc.                                62,129                       26
  Coastal Financial Corp.                         1,758                       26
  Birmingham Utilities, Inc.                      1,400                       26
* Antigenics Inc.
    Contingent Value Rights                     172,400                       26
* RMH Teleservices, Inc.                          3,729                       26
* SciQuest, Inc.                                 33,800                       25
  eBT International, Inc.                        76,900                       25
* Razorfish Inc.                                153,150                       25
* Monarch Dental Corp.                            7,016                       24
* VerticalNet, Inc.                             151,300                       24
* E Com Ventures, Inc.                            5,800                       24
* On2 Technologies, Inc.                        104,600                       24
* ATEC Group, Inc.                               60,000                       24
  Weider Nutritional
    International, Inc.                          12,100                       24
* NexPrise, Inc.                                  4,740                       24
* FirePond, Inc.                                 67,954                       23
* Summit Financial Corp.                          1,470                       23
* Beacon Power Corp.                            102,935                       23
* Level 8 Systems Inc.                           47,100                       23
* TenFold Corp.                                  60,900                       23
  EnergySouth, Inc.                                 700                       22
* InsWeb Corp.                                    9,866                       22
* Telaxis Communications Corp.                   32,950                       21
* o2wireless Solutions, Inc.                     69,000                       21
* Com21, Inc.                                    47,400                       21
  Providence and
    Worcester Railroad Co.                        2,500                       21
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Peoples Community Bancorp                       1,000               $       20
* Seabulk International, Inc.                     2,529                       20
* Diedrich Coffee, Inc.                           6,000                       19
* Firstwave Technologies, Inc.                    1,667                       19
* Virage, Inc.                                   23,902                       19
  SLI, Inc.                                      47,678                       19
* Informax, Inc.                                 20,746                       19
* Kaiser Aluminum Corp.                         186,312                       19
* Global ePoint, Inc.                            11,600                       18
* SmartDisk Corp.                                64,900                       18
* Internet Pictures Corp.                         9,043                       18
* Bel Fuse, Inc. Class A                            792                       18
* Applied Imaging Corp.                           6,100                       18
* America Online Latin America, Inc.             27,901                       18
  Classic Vacation Group, Inc.                   94,700                       18
* Occam Networks, Inc.                           86,846                       17
* CPI Aerostructures, Inc.                        2,400                       17
* Engage, Inc.                                  285,900                       17
* Procom Technology, Inc.                        32,000                       17
* Eagle Food Centers, Inc.                       22,950                       17
* Tricord Systems, Inc.                          82,800                       17
* Emcee Broadcast Products, Inc.                 47,000                       16
* Alphanet Solutions, Inc.                        9,600                       16
* Mesa Laboratories, Inc.                         2,700                       16
* Jupiter Media Metrix, Inc.                     70,750                       16
* Appiant Technologies Inc.                      53,900                       16
* Cortex Pharmaceuticals, Inc.                    9,800                       16
* Idine Rewards Network Inc.                      1,400                       16
* Adams Golf, Inc.                               47,100                       16
* Harvest Natural Resources, Inc.                 3,200                       16
  Hubbell Inc. Class A                              500                       16
* Williams Communications
    Group, Inc.                                 760,374                       16
* PerfectData Corp.                               9,800                       16
* Cellular Technical Services Co., Inc.          13,565                       15
* Genaera Corp.                                   8,600                       15
  Bandag, Inc. Class A                              600                       15
* CyberCare, Inc.                               101,100                       15
  Citizens First Financial Corp.                    800                       15
  National Service Industries, Inc.               1,600                       15
* VASCO Data
    Security International, Inc.                  8,000                       15
* Gadzoox Networks, Inc.                         97,800                       15
* Versata, Inc.                                  12,200                       15
  The Washington
    Savings Bank, F.S.B                           1,700                       14
* MedicaLogic/Medscape, Inc.                     57,210                       14
* Metromedia Fiber Network, Inc.                947,136                       14
* Encore Medical Corp.                            4,300                       14
* Advanced Switching
    Communications, Inc.                         12,300                       14
* Almost Family Inc.                              1,200                       14
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
EXTENDED MARKET                                                           VALUE*
INDEX FUND                                       SHARES                    (000)
--------------------------------------------------------------------------------
* NaviSite, Inc.                                 92,700                   $   14
* Charles & Colvard Ltd.                          2,900                       14
* eMerge Interactive, Inc.                       59,348                       14
* Advantage Marketing
    Systems, Inc.                                 6,600                       14
* Nematron Corp.                                 63,000                       14
* NeoRx Corp.                                    11,000                       13
* Vertel Corp.                                  109,591                       13
* LMI Aerospace, Inc.                             3,100                       13
  Thistle Group Holdings, Co.                     1,105                       13
* Caldera International, Inc.                    17,875                       13
* Metawave Communications Corp.                  59,468                       12
* DiaSys Corp.                                   15,600                       12
* Lantronix, Inc.                                14,277                       12
* Iridex Corp.                                    3,500                       12
* Accrue Software, Inc.                          73,800                       12
* Clearone Communications Inc.                      800                       12
* Applied Graphics Technologies, Inc.            20,280                       11
* PurchasePro.com, Inc.                          23,480                       11
* Technical Communications Corp.                 14,000                       11
* HPSC, Inc.                                      1,200                       11
* ANC Rental Corp.                               60,028                       11
* Geoworks Corp. (Delaware)                      75,100                       11
* Advanced Nutraceuticals, Inc.                  11,225                       10
* Hudson Technology, Inc.                         5,600                       10
  L..S. Starrett Co. Class B                        400                       10
  Ramco-Gershenson
    Properties Trust REIT                           500                       10
* P-Com, Inc.                                    27,920                       10
* Hungarian Telephone
    and Cable Corp.                               1,500                       10
* Magnum Hunter Resources
    Warrants Exp. 3/21/2005                      12,046                       10
* Plumtree Software, Inc.                         2,000                       10
* Digital Angel Corp.                             3,200                       10
* Aetrium, Inc.                                   7,801                       10
* Tickets.com, Inc.                               9,926                       10
* Daleen Technologies, Inc.                      62,800                        9
* Digex, Inc.                                    42,500                        9
  Reader's Digest Assn., Inc. Class B               400                        9
* Spectranetics Corp.                             4,400                        9
* VCampus Corp.                                  20,300                        9
  Capital Properties, Inc. Class A                  900                        8
* CRYO-CELL International, Inc.                   2,000                        8
* Metromedia International
    Group, Inc.                                 118,500                        8
* Barrister Information
    Systems Corp.                                18,000                        8
* Sunlink Health Systems, Inc.                    2,600                        8
* Prime Medical Services, Inc.                      700                        8
* Emex Corp.                                     11,765                        8
* Rawlings Sporting Goods Co., Inc.               1,506                        8
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Made2Manage Systems, Inc.                       1,700                 $      8
* Miller Exploration Co.                         26,600                        8
* Micro Component Technology, Inc.                3,137                        8
* Evolve Software, Inc.                          59,823                        8
* Polymer Group, Inc.                            63,900                        8
* Interliant Inc.                                75,300                        8
* eRoomSystem Technologies, Inc.                  8,100                        7
* American Power Technology, Inc.                   500                        7
  Salient 3 Communications Class A                6,000                        7
* 24/7 Real Media, Inc.                          34,100                        7
* Scient, Inc.                                   15,906                        7
* STM Wireless, Inc.                              6,800                        7
* USDATA Corp.                                   17,350                        7
* Vizacom Inc.                                    6,710                        7
* ITC DeltaCom, Inc.                            110,700                        7
* Aradigm Corp.                                   1,500                        7
* ARTISTdirect, Inc.                                688                        7
* Retractable Technologies, Inc.                  1,400                        6
* Analytical Surveys, Inc.                       24,700                        6
* Ampex Corp. Class A                            57,800                        6
* Verso Technologies, Inc.                       11,700                        6
  Tanger Factory
    Outlet Centers, Inc. REIT                       200                        6
* Horizon Group Properties, Inc. REIT             3,415                        6
* Landenburg Thalmann
    Financial Services, Inc.                     18,943                        6
* Uniroyal Technology Corp.                      55,200                        6
  Urstadt Biddle
    Properties Class A REIT                         500                        5
* Paradigm Medical Industries, Inc.               6,700                        5
* Sento Corp.                                     6,700                        5
* Katy Industries, Inc.                           1,000                        5
* AvantGo, Inc.                                   9,700                        5
* Enchira Biotechnology Corp.                    53,614                        5
* Vista Medical Technologies, Inc.                1,300                        5
* CyberOptics Corp.                                 500                        5
* Optika Inc.                                     2,900                        5
* American Pacific Bank                             880                        5
* Alterra Healthcare Corp.                       59,200                        5
* CardioTech International, Inc.                  2,700                        5
  Columbia Bancorp                                  200                        5
* General Bearing Corp.                           1,200                        5
* OMNI Energy Services Corp.                      7,400                        4
* Imperial Credit Industries, Inc.              164,674                        4
* CoActive Marketing Group, Inc.                  2,000                        4
* Allied Devices Corp.                           11,200                        4
  Calton, Inc.                                   15,400                        4
* Emeritus Corp.                                  1,000                        4
* Bruker Axs Inc.                                 2,600                        4
* Cogent Communications Group, Inc.               2,779                        4
* Manchester Technologies, Inc.                   1,700                        4
* I-Link, Inc. Pfd. Series N                         75                        4
--------------------------------------------------------------------------------
40

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Webhire, Inc.                                   4,980                   $    4
* ActionPoint, Inc.                               2,300                        4
* infoUSA Inc.                                      640                        4
* First Southern Bancshares                       1,600                        3
* Organogenesis, Inc.                            16,310                        3
* ProcureNet, Inc.                               21,000                        3
* APW Ltd.                                       73,085                        3
* Neon Communications, Inc.                      72,600                        3
* Valley Forge Scientific Corp.                   1,100                        3
  Onvia.com, Inc.                                14,800                        3
* Isomet Corp.                                    1,300                        3
* Information Architects Corp.                    5,700                        3
* 3DO Co.                                         4,800                        3
* Corrpro Cos., Inc.                              2,400                        3
* StarMedia Network, Inc.                       109,800                        3
  Talx Corp.                                        142                        3
* NewPower Holdings, Inc.                       141,442                        3
* Kellstrom Industries, Inc.                     96,300                        3
* PeoplePC Inc.                                 129,340                        3
* Hauppage Digital, Inc.                          1,200                        3
* Adelphia Business
    Solutions, Inc.                             216,189                        2
* Intelli-Check Inc.                                500                        2
* GoAmerica, Inc.                                 5,000                        2
* FiberNet Telecom Group, Inc.                   23,400                        2
* Olympic Cascade Financial Corp.                 2,900                        2
* EasyLink Services Corp.                         1,838                        2
* Endologix, Inc.                                 2,400                        2
* Radview Software Ltd.                           9,000                        2
* Investors Capital Holdings, Ltd.                  900                        2
* Comdisco, Inc.                                 66,976                        2
* VoiceFlash Networks, Inc.                       4,900                        2
  Merrill Merchants Bancshares, Inc.                103                        2
* TechSys, Inc.                                   3,500                        1
* Entrada Networks, Inc.                          6,475                        1
* SPEEDCOM Wireless Corp.                        12,000                        1
* XO Communications Inc. Class A                 65,613                        1
* Travis Boats & Motors, Inc.                       700                        1
* Diamond Hill Investment Group                     200                        1
* Bluefly, Inc.                                     900                        1
* InterDent Inc.                                 10,212                        1
* iPrint Technologies Inc.                       11,100                        1
* Pinnacle Holdings Inc. REIT                    80,200                        1
* Physiometrix, Inc.                              1,100                        1
* Newcor, Inc.                                   43,880                        1
* Clarent Corp.                                  10,000                        1
* Fiberstars, Inc.                                  200                        1
* Exchange Applications, Inc.                     1,183                        1
* Netzee, Inc.                                    2,100                        1
* Provell, Inc.                                  71,700                        1
* SimpleTech, Inc.                                  200                        1
  Capital Properties, Inc. Class B                   90                        1
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* NetObjects Inc.                                49,200                     $  1
* Continucare Corp.                               3,000                        1
* AppliedTheory Corp.                            90,700                        1
* Frontline Capital Group                        76,800                        1
* Viasystems Group, Inc.                          5,982                       --
* Prolong International Corp.                     2,500                       --
* Morton Industrial Group, Inc.                     900                       --
* Conolog Corp.                                     100                       --
* American Classic Voyager Co.                   40,700                       --
* Synergy Brands Inc.                               100                       --
* The Plastic Surgery Co.                         3,700                       --
* Heartland Technology, Inc.                      2,300                       --
* OpticNet, Inc.                                  5,150                       --
* L.A. Gear, Inc.                               136,216                       --
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $5,515,683)                                                    4,396,489
--------------------------------------------------------------------------------
                                                   Face
                                                 Amount
                                                  (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (3.2%)(1)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.
(2) 1.83%, 7/31/2002                              3,000                   2,996
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.97%, 7/1/2002                                21,255                  21,255
  1.97%, 7/1/2002--Note F                       117,528                 117,528
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $141,779)                                                       141,779
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (102.6%)
  (Cost $5,657,462)                                                   4,538,268
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.6%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     46,668
Liabilities--Note F                                                    (162,562)
                                                                     -----------
                                                                       (115,894)
                                                                     -----------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $4,422,374
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.6%, respectively, of net assets. See Note E in Notes to Financial Statements.
(2)Security segregated as initial margin for open futures contracts.
REIT--Real Estate Investment Trust.

================================================================================
EXTENDED MARKET                                                           AMOUNT
INDEX FUND                                                                 (000)
--------------------------------------------------------------------------------
AT JUNE 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                      $5,699,149
Undistributed Net Investment Income                                      11,921
Accumulated Net Realized Losses                                        (169,528)
Unrealized Appreciation (Depreciation)--Note E
  Investment Securities                                              (1,119,194)
  Futures Contracts                                                          26
--------------------------------------------------------------------------------
NET ASSETS                                                           $4,422,374
================================================================================

Investor Shares--Net Assets
Applicable to 139,413,052 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                          $2,950,675
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                        $21.16
================================================================================

Admiral Shares--Net Assets
Applicable to 33,940,459 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                            $718,562
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                                         $21.17
================================================================================

Institutional Shares--Net Assets
Applicable to 34,755,865 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                            $736,224
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                                   $21.18
================================================================================

VIPER Shares--Net Assets
Applicable to 302,488 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                             $16,913
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  VIPER SHARES                                                           $55.91
================================================================================

================================================================================
                                                                          MARKET
                                                                          VALUE*
MID-CAP INDEX FUND                               SHARES                    (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.7%)(1)
--------------------------------------------------------------------------------
* Electronic Arts Inc.                          604,398                $  39,920
* Quest Diagnostics, Inc.                       425,095                   36,579
  M & T Bank Corp.                              406,552                   34,866
* SunGard Data Systems, Inc.                  1,234,725                   32,695
  North Fork Bancorp, Inc.                      718,086                   28,587
* Gilead Sciences, Inc.                         853,632                   28,067
* Affiliated Computer
    Services, Inc. Class A                      577,756                   27,432
  Tyson Foods, Inc.                           1,548,699                   24,020
* DST Systems, Inc.                             524,590                   23,979
* Microchip Technology, Inc.                    873,946                   23,972
  National Commerce
    Financial Corp.                             903,766                   23,769
* IDEC Pharmaceuticals Corp.                    667,064                   23,647
* Weatherford International Ltd.                524,297                   22,650
  Washington Post Co. Class B                    41,550                   22,645
* L-3 Communications Holdings, Inc.             414,302                   22,372
  R.J. Reynolds
    Tobacco Holdings, Inc.                      403,244                   21,674
  Golden State Bancorp Inc.                     595,847                   21,599
  Green Point Financial Corp.                   438,444                   21,528
* SPX Corp.                                     180,790                   21,243
* Symantec Corp.                                623,221                   20,473
  Radian Group, Inc.                            414,807                   20,193
* Dollar Tree Stores, Inc.                      497,729                   19,616
  American Water Works Co., Inc.                438,408                   18,944
  Compass Bancshares Inc.                       558,991                   18,782
* Synopsys, Inc.                                341,757                   18,732
* Cadence Design Systems, Inc.                1,133,460                   18,271
* Mohawk Industries, Inc.                       295,458                   18,179
* Oxford Health Plans, Inc.                     385,504                   17,910
* CDW Computer Centers, Inc.                    376,699                   17,633
* Express Scripts Inc.                          349,607                   17,519
* BISYS Group, Inc.                             522,824                   17,410
  Valero Energy Corp.                           464,224                   17,371
  Mylan Laboratories, Inc.                      551,310                   17,284
  Lennar Corp.                                  281,905                   17,253
  Sovereign Bancorp, Inc.                     1,141,470                   17,065
* ChoicePoint Inc.                              373,737                   16,994
  Banknorth Group, Inc.                         645,771                   16,803
  D. R. Horton, Inc.                            641,025                   16,686
  Old Republic International Corp.              526,801                   16,594
  Ocean Energy, Inc.                            763,181                   16,538
  Murphy Oil Corp.                              200,251                   16,521
  TCF Financial Corp.                           332,011                   16,302
  ENSCO International, Inc.                     593,338                   16,174
* Trigon Healthcare, Inc.                       157,958                   15,887
  McCormick & Co., Inc.                         609,924                   15,705
* Westwood One, Inc.                            469,542                   15,692
  Telephone & Data Systems, Inc.                256,901                   15,555
* Williams-Sonoma, Inc.                         504,262                   15,461
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Hillenbrand Industries, Inc.                  275,210               $   15,453
* Vishay Intertechnology, Inc.                  698,719                   15,372
* Lincare Holdings, Inc.                        471,112                   15,217
* Smith International, Inc.                     221,897                   15,131
  The PMI Group Inc.                            394,876                   15,084
  Expeditors International
    of Washington, Inc.                         454,200                   15,061
* Millennium Pharmaceuticals, Inc.            1,234,890                   15,004
* Patterson Dental Co.                          296,867                   14,941
* Health Net Inc.                               549,997                   14,723
* Dean Foods Co.                                394,338                   14,709
  DPL Inc.                                      554,167                   14,658
  Hormel Foods Corp.                            608,319                   14,563
  SCANA Corp.                                   459,046                   14,194
  Ross Stores, Inc.                             346,240                   14,109
* Republic Services, Inc. Class A               731,417                   13,948
  Legg Mason Inc.                               281,835                   13,869
  Hibernia Corp. Class A                        699,175                   13,837
  A.G. Edwards & Sons, Inc.                     353,217                   13,729
* Brinker International, Inc.                   429,609                   13,640
* Park Place Entertainment Corp.              1,323,814                   13,569
  SEI Corp.                                     480,585                   13,538
* Triad Hospitals, Inc.                         319,044                   13,521
  Beckman Coulter, Inc.                         270,488                   13,497
  Fidelity National Financial, Inc.             418,930                   13,238
* Pioneer Natural Resources Co.                 507,935                   13,232
* Lear Corp.                                    285,807                   13,219
  Bowater Inc.                                  241,700                   13,141
  Arthur J. Gallagher & Co.                     377,263                   13,072
  Commerce Bancorp, Inc.                        291,400                   12,880
* Universal Health Services
    Class B                                     262,651                   12,870
* Atmel Corp.                                 2,048,790                   12,825
  Fastenal Co.                                  332,486                   12,804
  Wisconsin Energy Corp.                        505,163                   12,765
  New York Community
    Bancorp, Inc.                               470,179                   12,742
* Intersil Corp.                                595,508                   12,732
  Astoria Financial Corp.                       395,399                   12,672
  DENTSPLY International Inc.                   342,360                   12,636
  Everest Re Group, Ltd.                        224,713                   12,573
  Mercantile Bankshares Corp.                   306,307                   12,568
  Associated Banc-Corp                          333,020                   12,558
* Constellation Brands, Inc. Class A            390,000                   12,480
* First Health Group Corp.                      443,647                   12,440
* Hispanic Broadcasting Corp.                   476,428                   12,435
  C.H. Robinson Worldwide, Inc.                 370,460                   12,422
* Network Associates, Inc.                      643,182                   12,394
* Ceridian Corp.                                646,754                   12,275
  Manpower Inc.                                 330,674                   12,152
* Barr Laboratories, Inc.                       190,550                   12,106
* Fairchild Semiconductor Corp.                 497,100                   12,080
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
MID-CAP INDEX FUND                               SHARES                    (000)
--------------------------------------------------------------------------------
* Varian Medical Systems, Inc.                  297,800                $  12,076
* BJ's Wholesale Club, Inc.                     312,576                   12,034
  Sonoco Products Co.                           422,373                   11,962
* Whole Foods Market, Inc.                      247,700                   11,944
* Outback Steakhouse                            338,276                   11,873
  City National Corp.                           218,840                   11,763
  Diebold, Inc.                                 315,334                   11,743
  Energy East Corp.                             511,820                   11,567
  Avnet, Inc.                                   524,316                   11,530
* Cooper Cameron Corp.                          236,969                   11,474
* Certegy, Inc.                                 304,599                   11,298
  Neuberger Berman Inc.                         308,546                   11,293
  Northeast Utilities                           604,158                   11,274
  First Virginia Banks, Inc.                    209,578                   11,238
  Belo Corp. Class A                            490,009                   11,079
* Energizer Holdings, Inc.                      400,491                   10,981
  Omnicare, Inc.                                412,477                   10,832
* The Dunn & Bradstreet Corp.                   326,884                   10,804
  Allmerica Financial Corp.                     232,140                   10,725
* Coach, Inc.                                   194,163                   10,660
  Unitrin, Inc.                                 296,522                   10,607
  Harris Corp.                                  290,292                   10,552
* AmeriCredit Corp.                             374,752                   10,512
* Abercrombie & Fitch Co.                       434,176                   10,472
  Dreyer's Grand Ice Cream, Inc.                151,761                   10,411
  NSTAR                                         232,344                   10,404
  Pentair, Inc.                                 215,609                   10,366
  FirstMerit Corp.                              372,360                   10,270
  Alliant Energy Corp.                          395,442                   10,163
  Viad Corp.                                    389,401                   10,124
  PepsiAmericas, Inc.                           677,188                   10,117
  Potomac Electric Power Co.                    469,516                   10,085
  Allete, Inc.                                  371,698                   10,073
  Conectiv, Inc.                                388,865                   10,037
* LAM Research Corp.                            558,148                   10,036
  Hospitality Properties Trust REIT             273,918                    9,998
  Protective Life Corp.                         300,865                    9,959
* Entercom Communications Corp.                 216,618                    9,943
  Valspar Corp.                                 219,275                    9,867
  Teleflex Inc.                                 171,266                    9,788
* Patterson-UTI Energy, Inc.                    345,520                    9,754
* AdvancePCS                                    404,900                    9,693
* Apogent Technologies Inc.                     467,967                    9,626
  Clayton Homes Inc.                            603,493                    9,535
  Equitable Resources, Inc.                     277,560                    9,520
  Eaton Vance Corp.                             305,513                    9,514
  Investors Financial Services Corp.            281,568                    9,444
* Tech Data Corp.                               247,118                    9,353
  International Speedway Corp.                  232,881                    9,339
* IVAX Corp.                                    853,722                    9,220
* Packaging Corp. of America                    462,770                    9,204
  Bank of Hawaii Corp.                          322,145                    9,142
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Pride International, Inc.                     583,161                $   9,132
* Arrow Electronics, Inc.                       439,347                    9,116
* Gentex Corp.                                  330,882                    9,089
* Michaels Stores, Inc.                         232,000                    9,048
  Noble Energy, Inc.                            249,937                    9,010
* Smithfield Foods, Inc.                        485,444                    9,005
  Questar Corp.                                 358,207                    8,905
  ICN Pharmaceuticals, Inc.                     364,586                    8,827
* Swift Transportation Co., Inc.                378,571                    8,821
  Hubbell Inc. Class B                          257,990                    8,810
  Wilmington Trust Corp.                        287,564                    8,771
  Tootsie Roll Industries, Inc.                 226,819                    8,746
  Tidewater Inc.                                265,264                    8,732
  New Plan Excel Realty
    Trust REIT                                  413,239                    8,608
* Valassis Communications, Inc.                 235,207                    8,585
  Reynolds & Reynolds Class A                   306,996                    8,581
* E*TRADE Group, Inc.                         1,570,714                    8,576
* Semtech Corp.                                 320,041                    8,545
  Harte-Hanks, Inc.                             412,554                    8,478
* Henry Schein, Inc.                            189,055                    8,413
  Martin Marietta Materials, Inc.               213,520                    8,327
  Dial Corp.                                    414,936                    8,307
* Mandalay Resort Group                         301,053                    8,300
* Integrated Device Technology Inc.             456,649                    8,284
* Jacobs Engineering Group Inc.                 238,010                    8,278
  Lyondell Chemical Co.                         545,469                    8,237
  MDU Resources Group, Inc.                     310,411                    8,220
  Webster Financial Corp.                       214,116                    8,188
  Reader's Digest Assn., Inc.
    Class A                                     436,728                    8,180
  Roslyn Bancorp, Inc.                          374,156                    8,168
* Cypress Semiconductor Corp.                   537,430                    8,158
* International Rectifier Corp.                 278,440                    8,117
  Waddell & Reed Financial, Inc.                352,657                    8,083
* Saks Inc.                                     624,152                    8,014
  CNF Inc.                                      210,907                    8,010
  Puget Energy, Inc.                            382,685                    7,918
  National Fuel Gas Co.                         350,271                    7,885
* Activision, Inc.                              270,100                    7,849
* 99 Cents Only Stores                          305,733                    7,842
* The Cheesecake Factory                        220,800                    7,834
  Colonial BancGroup, Inc.                      521,050                    7,816
  OGE Energy Corp.                              341,713                    7,812
  Helmerich & Payne, Inc.                       218,635                    7,810
* Barnes & Noble, Inc.                          294,764                    7,791
  Cabot Corp.                                   272,703                    7,745
  Leucadia National Corp.                       242,408                    7,675
  RPM Inc. (Ohio)                               501,995                    7,655
  Pennzoil-Quaker State Co.                     352,109                    7,581
  Lubrizol Corp.                                224,893                    7,534
  Precision Castparts Corp.                     226,914                    7,488
--------------------------------------------------------------------------------
44

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Furniture Brands International Inc.           246,596                $   7,460
* National-Oilwell, Inc.                        354,152                    7,455
  CBRL Group, Inc.                              243,811                    7,441
* Varco International, Inc.                     422,756                    7,415
* Storage Technology Corp.                      464,176                    7,413
  Vectren Corp.                                 296,766                    7,389
* National Instruments Corp.                    225,224                    7,333
  J.M. Smucker Co.                              214,586                    7,324
* United Rentals, Inc.                          335,532                    7,315
  Independence Community
    Bank Corp.                                  253,210                    7,275
  The MONY Group Inc.                           212,684                    7,231
  StanCorp Financial Group, Inc.                130,070                    7,219
* Flowserve Corp.                               241,501                    7,197
  American Financial Group, Inc.                301,004                    7,194
  HCC Insurance Holdings, Inc.                  272,364                    7,177
  ArvinMeritor, Inc.                            297,269                    7,134
  Dole Food Co.                                 245,323                    7,114
* Investment Technology
    Group, Inc.                                 215,453                    7,045
  HON Industries, Inc.                          257,992                    7,023
* Devry, Inc.                                   306,218                    6,994
* 3Com Corp.                                  1,562,097                    6,873
* Catalina Marketing Corp.                      242,603                    6,846
  Greater Bay Bancorp                           221,106                    6,801
  Lee Enterprises, Inc.                         193,578                    6,775
  Donaldson Co., Inc.                           193,354                    6,775
  Herman Miller, Inc.                           333,081                    6,762
  Hawaiian Electric Industries Inc.             158,371                    6,739
* Acxiom Corp.                                  384,746                    6,729
* KEMET Corp.                                   376,191                    6,719
  BorgWarner, Inc.                              116,105                    6,706
* American Eagle Outfitters, Inc.               315,693                    6,674
  Jack Henry & Associates Inc.                  396,349                    6,615
* Grant Prideco, Inc.                           485,135                    6,598
* Extended Stay America, Inc.                   406,305                    6,590
  Harsco Corp.                                  175,577                    6,584
* Borders Group, Inc.                           357,703                    6,582
* Copart, Inc.                                  398,700                    6,471
* Scholastic Corp.                              170,318                    6,455
  GATX Corp.                                    213,964                    6,440
* GTech Holdings Corp.                          251,668                    6,428
* AGCO Corp.                                    326,154                    6,360
* The Neiman Marcus Group,
    Inc. Class A                                182,787                    6,343
  Blyth, Inc.                                   203,135                    6,342
  Crompton Corp.                                497,263                    6,340
  Aquila, Inc.                                  788,286                    6,306
  IMC Global Inc.                               503,060                    6,288
  Provident Financial Group, Inc.               216,026                    6,267
* LifePoint Hospitals, Inc.                     172,542                    6,265
* Education Management Corp.                    153,188                    6,239
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* The Titan Corp.                               338,023                $   6,182
  Media General, Inc. Class A                   101,322                    6,120
* AK Steel Corp.                                473,516                    6,066
* IndyMac Bancorp, Inc. REIT                    265,569                    6,023
* Timberland Co.                                167,329                    5,994
* Edwards Lifesciences Corp.                    260,919                    5,980
* Advanced Fibre
    Communications, Inc.                        361,483                    5,979
  Carlisle Co., Inc.                            132,876                    5,977
  Rayonier Inc.                                 121,269                    5,958
* LaBranche & Co. Inc.                          258,307                    5,915
* FMC Technologies Inc.                         286,510                    5,894
* Micrel, Inc.                                  407,206                    5,856
* Six Flags, Inc.                               403,839                    5,835
  Westamerica Bancorporation                    147,466                    5,834
  York International Corp.                      172,564                    5,831
  ONEOK, Inc.                                   264,736                    5,811
* Forest Oil Corp.                              204,759                    5,797
* STERIS Corp.                                  303,621                    5,732
  AGL Resources Inc.                            244,826                    5,731
  Lancaster Colony Corp.                        160,461                    5,722
  Pittston Brink's Group                        237,620                    5,703
* Payless ShoeSource, Inc.                       98,328                    5,669
  Albemarle Corp.                               183,610                    5,664
  WPS Resources Corp.                           138,300                    5,647
* RF Micro Devices, Inc.                        731,045                    5,571
* Retek Inc.                                    229,081                    5,567
* Ohio Casualty Corp.                           264,834                    5,535
  Great Plains Energy, Inc.                     271,561                    5,526
  WGL Holdings Inc.                             212,509                    5,525
  Interstate Bakeries Corp.                     191,104                    5,519
* Cytec Industries, Inc.                        173,529                    5,456
  Callaway Golf Co.                             344,067                    5,450
  Kennametal, Inc.                              149,306                    5,450
  Church & Dwight, Inc.                         172,975                    5,419
  Western Gas Resources, Inc.                   144,650                    5,410
* Vertex Pharmaceuticals, Inc.                  332,279                    5,410
  Ametek Aerospace Products Inc.                144,529                    5,384
* CheckFree Corp.                               342,480                    5,356
* Apria Healthcare Group Inc.                   237,936                    5,330
* Silicon Valley Bancshares                     200,344                    5,281
* Airgas, Inc.                                  304,906                    5,275
  Superior Industries
    International, Inc.                         114,276                    5,272
* Polycom, Inc.                                 437,151                    5,241
  Ferro Corp.                                   173,488                    5,231
  Arch Coal, Inc.                               229,322                    5,208
* Covance, Inc.                                 272,986                    5,118
  AmerUs Group Co.                              132,400                    4,905
* Emmis Communications, Inc.                    230,879                    4,892
  Claire's Stores, Inc.                         213,421                    4,887
  Westar Energy, Inc.                           314,638                    4,830
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
MID-CAP INDEX FUND                               SHARES                    (000)
--------------------------------------------------------------------------------
  Bob Evans Farms, Inc.                         152,898                 $  4,813
  Sensient Technologies Corp.                   209,412                    4,766
  Federal Signal Corp.                          198,555                    4,765
  Longs Drug Stores, Inc.                       167,702                    4,731
  RGS Energy Group Inc.                         120,300                    4,716
* Credence Systems Corp.                        264,348                    4,697
* J.B. Hunt Transport Services, Inc.            158,670                    4,684
* FMC Corp.                                     153,200                    4,622
  Alexander & Baldwin, Inc.                     179,064                    4,572
* Sybase, Inc.                                  432,724                    4,565
* Cabot Microelectronics Corp.                  105,686                    4,561
  Granite Construction Co.                      180,179                    4,559
* Imation Corp.                                 153,154                    4,558
  Olin Corp.                                    204,903                    4,539
  IDACORP, Inc.                                 164,203                    4,517
* CSG Systems International, Inc.               231,252                    4,426
  Minerals Technologies, Inc.                    89,554                    4,417
  DQE Inc.                                      313,434                    4,388
* McDATA Corp. Class A                          497,225                    4,381
  Cleco Corp.                                   197,136                    4,317
  Tecumseh Products Co. Class A                  80,871                    4,293
  Kelly Services, Inc. Class A                  157,898                    4,265
* Protein Design Labs, Inc.                     389,457                    4,230
* Cree, Inc.                                    319,400                    4,226
  Potlatch Corp.                                124,022                    4,219
  Universal Corp. (VA)                          114,814                    4,214
  Trinity Industries, Inc.                      201,264                    4,202
* Lattice Semiconductor Corp.                   479,280                    4,189
* Pacificare Health Systems, Inc.               152,840                    4,157
  PNM Resources Inc.                            171,235                    4,144
* Perrigo Co.                                   317,998                    4,134
* Keane, Inc.                                   330,811                    4,102
* Cytyc Corp.                                   537,501                    4,096
* Mentor Graphics Corp.                         286,890                    4,080
  Black Hills Corp.                             117,640                    4,070
  Airborne, Inc.                                210,807                    4,047
  Banta Corp.                                   109,901                    3,945
* Advent Software, Inc.                         152,483                    3,919
  Wallace Computer Services, Inc.               181,723                    3,907
* Plantronics, Inc.                             202,964                    3,858
* Sotheby's Holdings Class A                    269,715                    3,843
* Hanover Compressor Co.                        284,219                    3,837
* Price Communications Corp.                    239,396                    3,830
  Albany International Corp.                    140,396                    3,778
* SanDisk Corp.                                 301,266                    3,736
* TriQuint Semiconductor, Inc.                  576,387                    3,695
* MPS Group, Inc.                               434,598                    3,694
  Nordson Corp.                                 147,059                    3,626
  H.B. Fuller Co.                               123,736                    3,624
  Modine Manufacturing Co.                      145,926                    3,587
  Glatfelter                                    189,960                    3,571
* EGL, Inc.                                     209,489                    3,553
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Sepracor Inc.                                 367,094               $    3,506
* Sylvan Learning Systems, Inc.                 174,824                    3,486
* FEI Co.                                       141,830                    3,476
  Sierra Pacific Resources                      445,583                    3,476
  Ruddick Corp.                                 203,032                    3,401
* CommScope, Inc.                               269,490                    3,369
* Plexus Corp.                                  182,911                    3,311
  Horace Mann Educators Corp.                   178,540                    3,307
  Solutia, Inc.                                 458,417                    3,218
* ADTRAN Inc.                                   169,206                    3,215
* Gartner, Inc. Class B                         339,852                    3,195
  Overseas Shipholding Group Inc.               150,854                    3,180
* Avocent Corp.                                 195,522                    3,113
* Ascential Software Corp.                    1,114,388                    3,109
  Kaydon Corp.                                  131,165                    3,097
* LTX Corp.                                     212,849                    3,039
* Alaska Air Group, Inc.                        116,207                    3,033
* Papa John's International, Inc.                90,643                    3,027
* GrafTech International Ltd.                   244,461                    3,007
* Sequa Corp. Class A                            45,345                    2,965
* Quanta Services, Inc.                         295,750                    2,919
* Macrovision Corp.                             222,174                    2,913
* Quantum Corp.                                 681,019                    2,860
  Carpenter Technology Corp.                     97,288                    2,803
* Internet Security Systems, Inc.               211,989                    2,781
  A. Schulman Inc.                              127,440                    2,733
  Wausau-Mosinee Paper Corp.                    225,812                    2,721
* Cirrus Logic                                  361,144                    2,705
  Rollins, Inc.                                 131,865                    2,682
* Powerwave Technologies, Inc.                  285,912                    2,619
* Newport Corp.                                 165,366                    2,590
* VISX Inc.                                     237,409                    2,588
  Bandag, Inc.                                   90,492                    2,563
* Unifi, Inc.                                   234,809                    2,559
* BroadWing Inc.                                958,705                    2,493
* NCO Group, Inc.                               113,250                    2,467
* Dycom Industries, Inc.                        209,448                    2,448
* Macromedia, Inc.                              257,371                    2,283
  Metris Cos., Inc.                             273,654                    2,274
  Stewart & Stevenson
    Services, Inc.                              124,230                    2,204
* Incyte Genomics, Inc.                         291,157                    2,117
  Longview Fibre Co.                            222,908                    2,100
* InFocus Corp.                                 171,234                    2,017
* Transaction Systems
    Architects, Inc.                            153,586                    1,806
* Legato Systems, Inc.                          492,332                    1,772
* Wind River Systems Inc.                       342,358                    1,715
* Korn/Ferry International                      165,099                    1,502
* Sykes Enterprises, Inc.                       174,885                    1,345
* RSA Security Inc.                             246,034                    1,183
* MIPS Technologies, Inc. Class B               170,335                      949
--------------------------------------------------------------------------------
46

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* The Neiman Marcus Group,
    Inc. Class B                                 27,900                $     901
* Atlas Air Worldwide Holdings, Inc.            167,422                      619
* Gartner, Inc. Class A                          31,000                      308
* TranSwitch Corp.                              129,690                       83
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $3,751,346)                                                    3,593,096
--------------------------------------------------------------------------------
                                                   FACE
                                                 AMOUNT
                                                  (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.0%)(1)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.
(2) 1.83%, 7/31/2002                              1,500                   1,498
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.97%, 7/1/2002                                 8,666                   8,666
  1.97%, 7/1/2002--Note F                        24,626                  24,626
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $34,790)                                                         34,790
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.7%)
  (Cost $3,786,136)                                                   3,627,886
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES(-0.7%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     15,746
Liabilities--Note F                                                     (39,248)
                                                                      ----------
                                                                        (23,502)
                                                                      ----------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $3,604,384
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.2% and 0.5%, respectively, of net assets. See Note E in Notes to Financial Statements.
(2)Security segregated as initial margin for open futures contracts.
REIT--Real Estate Investment Trust.

================================================================================
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT JUNE 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                      $3,742,043
Undistributed Net Investment Income                                      12,027
Accumulated Net Realized Gains                                            8,646
Unrealized Depreciation--Note E
  Investment Securities                                                (158,250)
  Futures Contracts                                                         (82)
--------------------------------------------------------------------------------
NET ASSETS                                                           $3,604,384
================================================================================

Investor Shares--Net Assets
Applicable to 216,798,401 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                          $2,460,981
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                        $11.35
================================================================================

Admiral Shares--Net Assets
Applicable to 8,195,894 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                            $421,947
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                                         $51.48
================================================================================

Institutional Shares--Net Assets
Applicable to 63,414,454 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                            $721,456
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                                   $11.38
================================================================================

STATEMENT OF OPERATIONS
This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.
================================================================================
                                              EXTENDED MARKET            MID-CAP
                                                   INDEX FUND         INDEX FUND
                                          ---------------------  ---------------
                                                SIX MONTHS ENDED JUNE 30, 2002
                                          --------------------------------------
                                                        (000)              (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends                                         $ 20,384           $ 16,974
  Interest                                               258                239
  Security Lending                                     1,068                 68
--------------------------------------------------------------------------------
    Total Income                                      21,710             17,281
--------------------------------------------------------------------------------
EXPENSES
  The Vanguard Group--Note B
    Investment Advisory Services                          64                 48
    Management and Administrative
      Investor Shares                                  3,365              2,528
      Admiral Shares                                     671                282
      Institutional Shares                               279                247
      VIPER Shares                                        --                 --
    Marketing and Distribution
      Investor Shares                                    302                220
      Admiral Shares                                      46                 15
      Institutional Shares                                76                 68
      VIPER Shares                                         1                 --
  Custodian Fees                                          98                112
  Auditing Fees                                            6                  6
  Shareholders' Reports
      Investor Shares                                     88                 55
      Admiral Shares                                       1                  1
      Institutional Shares                                --                 --
      VIPER Shares                                        --                 --
  Trustees' Fees and Expenses                              3                  2
--------------------------------------------------------------------------------
    Total Expenses                                     5,000              3,584
    Expenses Paid Indirectly--Note C                      (3)                --
--------------------------------------------------------------------------------
    Net Expenses                                       4,997              3,584
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                 16,713             13,697
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                         (71,022)            10,671
  Futures Contracts                                     (800)              (531)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                             (71,822)            10,140
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                             (344,546)          (174,015)
  Futures Contracts                                     (291)              (309)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)    (344,837)          (174,324)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                        $(399,946)         $(150,487)
================================================================================

STATEMENT OF CHANGES IN NET ASSETS
This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

===================================================================================================================
                                                      EXTENDED MARKET INDEX FUND             MID-CAP INDEX FUND
                                                   -----------------------------      -----------------------------
                                                     SIX MONTHS             YEAR       SIX MONTHS              YEAR
                                                          ENDED            ENDED            ENDED             ENDED
                                                  JUNE 30, 2002    DEC. 31, 2001     JUNE 30, 2002    DEC. 31, 2001
                                                          (000)            (000)             (000)            (000)
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                               $ 16,713         $ 42,505          $ 13,697         $ 20,002
  Realized Net Gain (Loss)                             (71,822)         (43,248)           10,140           31,411
  Change in Unrealized Appreciation (Depreciation)    (344,837)        (482,161)         (174,324)         (43,112)
-------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations                        (399,946)        (482,904)         (150,487)           8,301
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income
  Investor Shares                                           --          (28,361)           (1,482)         (11,840)
  Admiral Shares                                            --           (7,060)             (222)          (1,240)
  Institutional Shares                                      --           (8,004)             (457)          (4,508)
  VIPER Shares                                              --               --                --               --
Realized Capital Gain*
  Investor Shares                                           --         (111,766)          (13,707)         (37,752)
  Admiral Shares                                            --          (19,383)           (2,068)            (612)
  Institutional Shares                                      --          (25,983)           (4,232)          (8,278)
  VIPER Shares                                              --              ---                --               --
-------------------------------------------------------------------------------------------------------------------
  Total Distributions                                       --         (200,557)          (22,168)         (64,230)
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE G
  Investor Shares                                      102,584         (276,645)          533,532          493,376
  Admiral Shares                                        48,230          367,842           217,432          215,497
  Institutional Shares                                  56,858          (87,464)          104,498          347,311
  VIPER Shares                                          12,336            6,094                --               --
-------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from
      Capital Share Transactions                       220,008            9,827           855,462        1,056,184
-------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                           (179,938)        (673,634)          682,807        1,000,255
-------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                4,602,312        5,275,946         2,921,577        1,921,322
-------------------------------------------------------------------------------------------------------------------
  End of Period                                    $ 4,422,374      $ 4,602,312       $ 3,604,384      $ 2,921,577
===================================================================================================================

*Includes short-term gain distributions totaling $0, $15,519,000, $3,244,000, and $9,111,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

FINANCIAL HIGHLIGHTS
This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

==================================================================================================
EXTENDED MARKET INDEX FUND INVESTOR SHARES
--------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING              SIX MONTHS ENDED     ----------------------------------------
THROUGHOUT EACH PERIOD                  JUNE 30, 2002     2001     2000     1999      1998    1997
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $23.09   $26.61   $37.07   $30.63    $30.76  $26.20
--------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                          .08     .203     .274     .297      .388    .351
  Net Realized and Unrealized Gain (Loss)
    on Investments                             (2.01)  (2.703)  (6.041)  10.101     2.025   6.479
--------------------------------------------------------------------------------------------------
    Total from Investment Operations           (1.93)  (2.500)  (5.767)  10.398     2.413   6.830
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income            --    (.210)   (.263)   (.318)    (.373)  (.360)
  Distributions from Realized Capital Gains       --    (.810)  (4.430)  (3.640)   (2.170) (1.910)
--------------------------------------------------------------------------------------------------
    Total Distributions                           --   (1.020)  (4.693)  (3.958)   (2.543) (2.270)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $21.16   $23.09   $26.61   $37.07    $30.63  $30.76
==================================================================================================
TOTAL RETURN*                                  -8.36%   -9.13%  -15.55%   36.22%     8.32%  26.73%
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)        $2,951   $3,115   $3,881   $4,221    $2,939  $2,723
  Ratio of Total Expenses to
    Average Net Assets                        0.25%**    0.25%    0.25%    0.25%     0.23%   0.23%
  Ratio of Net Investment Income to
    Average Net Assets                        0.67%**    0.88%    0.81%    1.04%     1.21%   1.30%
  Portfolio Turnover Rate                       12%**      20%      33%      26%       27%     15%
==================================================================================================

*Total returns do not reflect transaction fees on purchases (0.25% beginning October 31, 1997, through March 31, 2000; 0.50% through October 31, 1997) or the $10 annual account maintenance fee applied on balances under $10,000. **Annualized.

===============================================================================================
EXTENDED MARKET INDEX FUND ADMIRAL SHARES
-----------------------------------------------------------------------------------------------
                                                       SIX MONTHS           YEAR
                                                            ENDED          ENDED    NOV. 13* TO
                                                         JUNE 30,       DEC. 31,       DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD               2002           2001           2000
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $23.09         $26.61         $31.89
-----------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .09           .213           .050
  Net Realized and Unrealized Gain (Loss) on Investments   (2.01)        (2.703)        (1.736)
-----------------------------------------------------------------------------------------------
    Total from Investment Operations                       (1.92)        (2.490)        (1.686)
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                        --          (.220)         (.274)
  Distributions from Realized Capital Gains                   --          (.810)        (3.320)
-----------------------------------------------------------------------------------------------
    Total Distributions                                       --         (1.030)        (3.594)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $21.17         $23.09         $26.61
===============================================================================================
TOTAL RETURN                                               -8.32%         -9.09%         -4.30%
===============================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                      $719           $735           $441
  Ratio of Total Expenses to Average Net Assets           0.20%**          0.20%        0.20%**
  Ratio of Net Investment Income to Average Net Assets    0.73%**          0.94%        1.23%**
  Portfolio Turnover Rate                                   12%**            20%            33%
===============================================================================================

*Inception.
**Annualized.

FINANCIAL HIGHLIGHTS (CONTINUED)

==================================================================================================
EXTENDED MARKET INDEX FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------------
                                           SIX MONTHS       YEAR ENDED DECEMBER 31,     JULY 7* TO
FOR A SHARE OUTSTANDING                         ENDED   -----------------------------     DEC. 31,
THROUGHOUT EACH PERIOD                  JUNE 30, 2002     2001     2000     1999      1998    1997
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $23.09   $26.62   $37.09   $30.63    $30.76  $29.28
--------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                          .10     .228     .313     .363      .427    .200
  Net Realized and Unrealized Gain (Loss)
    on Investments                             (2.01)  (2.703)  (6.041)  10.101     2.025   3.191
--------------------------------------------------------------------------------------------------
    Total from Investment Operations           (1.91)  (2.475)  (5.728)  10.464     2.452   3.391
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income            --    (.245)   (.312)   (.364)    (.412)  (.371)
  Distributions from Realized Capital Gains       --    (.810)  (4.430)  (3.640)   (2.170) (1.540)
--------------------------------------------------------------------------------------------------
    Total Distributions                           --   (1.055)  (4.742)  (4.004)   (2.582) (1.911)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $21.18   $23.09   $26.62   $37.09    $30.63  $30.76
==================================================================================================
TOTAL RETURN**                                 -8.27%   -9.03%  -15.41%   36.45%     8.45%  11.82%
==================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)          $736     $746     $954     $870      $456    $415
  Ratio of Total Expenses to
    Average Net Assets                         0.10%+    0.10%    0.10%    0.10%     0.10%  0.10%+
  Ratio of Net Investment Income to
    Average Net Assets                         0.83%+    1.02%    0.96%    1.18%     1.34%  1.43%+
  Portfolio Turnover Rate                        12%+      20%      33%      26%       27%     15%
==================================================================================================

*Inception.
**Total returns do not reflect transaction fees on purchases (0.25% beginning October 31, 1997, through March 31, 2000; 0.50% from inception through October 31, 1997).
+Annualized.

==========================================================================================
EXTENDED MARKET INDEX FUND VIPER SHARES
------------------------------------------------------------------------------------------
                                                             SIX MONTHS
                                                                  ENDED        DEC. 27* TO
                                                               JUNE 30,           DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                     2002               2001
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $60.99             $60.94
------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                            .23                 --
  Net Realized and Unrealized Gain (Loss) on Investments         (5.31)               .05
------------------------------------------------------------------------------------------
    Total from Investment Operations                             (5.08)               .05
------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                              --                 --
  Distributions from Realized Capital Gains                         --                 --
------------------------------------------------------------------------------------------
    Total Distributions                                             --                 --
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $55.91             $60.99
==========================================================================================
TOTAL RETURN                                                     -8.33%              0.08%
==========================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                             $17                 $6
  Ratio of Total Expenses to
    Average Net Assets                                          0.20%**            0.20%**
  Ratio of Net Investment Income to
    Average Net Assets                                          0.74%**            0.54%**
  Portfolio Turnover Rate                                         12%**                20%
==========================================================================================

*Inception.
**Annualized.

FINANCIAL HIGHLIGHTS (CONTINUED)
=========================================================================================================
MID-CAP INDEX FUND INVESTOR SHARES
---------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS    YEAR ENDED DECEMBER 31,  APR. 20* TO
                                                            ENDED   --------------------------   DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      JUNE 30, 2002     2001      2000      1999       1998
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $11.81   $12.21    $11.30    $10.79     $10.00
---------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                     .042     .081      .071      .073       .053
  Net Realized and Unrealized Gain (Loss) on Investments   (.420)   (.166)    1.897     1.448       .840
---------------------------------------------------------------------------------------------------------
    Total from Investment Operations                       (.378)   (.085)    1.968     1.521       .893
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                     (.008)   (.070)    (.078)    (.076)     (.053)
  Distributions from Realized Capital Gains                (.074)   (.245)    (.980)    (.935)     (.050)
---------------------------------------------------------------------------------------------------------
    Total Distributions                                    (.082)   (.315)   (1.058)   (1.011)     (.103)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $11.35   $11.81    $12.21    $11.30     $10.79
=========================================================================================================
TOTAL RETURN**                                             -3.26%   -0.50%    18.10%    15.32%      8.55%
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                    $2,461   $2,049    $1,614      $605       $206
  Ratio of Total Expenses to Average Net Assets            0.25%+    0.25%     0.25%     0.25%     0.25%+
  Ratio of Net Investment Income to Average Net Assets     0.77%+    0.83%     0.90%     0.99%     1.19%+
  Portfolio Turnover Rate                                    13%+      24%       51%       38%        44%
=========================================================================================================

*Subscription period for the fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.
**Total returns do not reflect the 0.25% transaction fee on purchases from inception through February 28, 1999, or the $10 annual account maintenance fee applied on balances under $10,000.
+Annualized.

================================================================================
MID-CAP INDEX FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                         SIX MONTHS
                                                              ENDED  NOV. 12* TO
                                                           JUNE 30,     DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 2002         2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $53.56       $50.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                       .210         .056
  Net Realized and Unrealized Gain (Loss) on Investments    (1.918)       3.982
--------------------------------------------------------------------------------
    Total from Investment Operations                        (1.708)       4.038
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                       (.036)       (.320)
  Distributions from Realized Capital Gains                  (.336)       (.158)
--------------------------------------------------------------------------------
    Total Distributions                                      (.372)       (.478)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $51.48       $53.56
================================================================================
TOTAL RETURN                                                 -3.25%        8.06%
================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                        $422         $223
  Ratio of Total Expenses to
    Average Net Assets                                      0.18%**      0.20%**
  Ratio of Net Investment Income to
    Average Net Assets                                      0.85%**      0.86%**
  Portfolio Turnover Rate                                     13%**          24%
================================================================================
*Inception.
**Annualized.

========================================================================================================
MID-CAP INDEX FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS    YEAR ENDED DECEMBER 31,  MAY 20* TO
                                                            ENDED   -------------------------   DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      JUNE 30, 2002     2001      2000      1999      1998
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $11.83   $12.23    $11.30    $10.79    $10.03
--------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                     .052     .097      .081      .083      .055
  Net Realized and Unrealized Gain (Loss) on Investments   (.420)   (.166)    1.918     1.448      .814
--------------------------------------------------------------------------------------------------------
    Total from Investment Operations                       (.368)   (.069)    1.999     1.531      .869
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                     (.008)   (.086)    (.089)    (.086)    (.059)
  Distributions from Realized Capital Gains                (.074)   (.245)    (.980)    (.935)    (.050)
--------------------------------------------------------------------------------------------------------
    Total Distributions                                    (.082)   (.331)   (1.069)   (1.021)    (.109)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $11.38   $11.83    $12.23    $11.30    $10.79
========================================================================================================
TOTAL RETURN**                                             -3.17%   -0.37%    18.39%    15.41%     8.61%
========================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                      $721     $650      $307      $143       $39
  Ratio of Total Expenses to Average Net Assets            0.10%+    0.10%     0.12%     0.12%    0.12%+
  Ratio of Net Investment Income to Average Net Assets     0.92%+    1.00%     1.03%     1.11%    1.30%+
  Portfolio Turnover Rate                                    13%+      24%       51%       38%       44%
========================================================================================================

*Initial share purchase date. Subscription period for the fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.
**Total returns do not reflect the 0.25% transaction fee on purchases from inception through February 28, 1999.
+Annualized.

NOTES TO FINANCIAL STATEMENTS
Vanguard Extended Market Index and Mid-Cap Index Funds are registered under the Investment Company Act of 1940 as open-end investment companies, or mutual funds. The Extended Market Index Fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and VIPER Shares. The Mid-Cap Index Fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares were first issued by the Mid-Cap Index Fund on November 12, 2001. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million. VIPER Shares were first issued on December 27, 2001, and first offered to the public on January 4, 2002. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the board of trustees to represent fair value.

     2. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     3. REPURCHASE AGREEMENTS: The funds, along with other members of The Vanguard Group, transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4. FUTURES CONTRACTS: The funds use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. Both funds use S&P MidCap 400 Index futures contracts; the Extended Market Index Fund also uses Russell 2000 Index futures contracts. A fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. A fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

     6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2002, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                 CAPITAL CONTRIBUTION         PERCENTAGE           PERCENTAGE OF
                          TO VANGUARD            OF FUND              VANGUARD'S
INDEX FUND                      (000)         NET ASSETS          CAPITALIZATION
--------------------------------------------------------------------------------
Extended Market                 $851               0.02%                   0.85%
Mid-Cap                          688               0.02                    0.69
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. The funds' custodian banks have agreed to reduce their fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the six months ended June 30, 2002, custodian fee offset arrangements reduced expenses of the Extended Market Index Fund by $3,000.

D. During the six months ended June 30, 2002, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                           (000)
                                               ---------------------------
INDEX FUND                                     PURCHASES           SALES
--------------------------------------------------------------------------------
Extended Market                                $ 489,913        $270,229
Mid-Cap                                        1,079,327         215,952
--------------------------------------------------------------------------------

     At December 31, 2001, the Extended Market Index Fund had available a capital loss carryforward of $96,297,000 to offset future net capital gains through December 31, 2009.

E. At June 30, 2002, net unrealized depreciation of investment securities for financial reporting and federal income tax purposes was:

--------------------------------------------------------------------------------
                                                 (000)
                      ----------------------------------------------------------
                                                                  NET UNREALIZED
                      APPRECIATED         DEPRECIATED               APPRECIATION
INDEX FUND             SECURITIES          SECURITIES             (DEPRECIATION)
--------------------------------------------------------------------------------
Extended Market        $1,167,236         $(2,286,430)              $(1,119,194)
Mid-Cap                   429,004            (587,254)                 (158,250)
--------------------------------------------------------------------------------

     At June 30, 2002, the aggregate  settlement value of open futures contracts
expiring   in   September   2002  and  the   related   unrealized   appreciation
(depreciation) were:

--------------------------------------------------------------------------------
                                                     (000)
                               -------------------------------------------------
                                                   AGGREGATE          UNREALIZED
                                    NUMBER OF     SETTLEMENT        APPRECIATION
INDEX FUND/FUTURES CONTRACTS   LONG CONTRACTS          VALUE      (DEPRECIATION)
--------------------------------------------------------------------------------
Extended Market/
  S&P MidCap 400 Index                     66        $16,180               $(27)
  Russell 2000 Index                       35          8,109                 53
Mid-Cap/
  S&P MidCap 400 Index                     66         16,180                (82)
--------------------------------------------------------------------------------

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. The market value of securities on loan to broker/dealers at June 30, 2002, and collateral received with respect to such loans were:

--------------------------------------------------------------------------------
                                                                (000)
                                                --------------------------------
                                                MARKET VALUE                CASH
                                                   OF LOANED          COLLATERAL
INDEX FUND                                        SECURITIES            RECEIVED
--------------------------------------------------------------------------------
Extended Market                                     $ 90,459            $117,528
Mid-Cap                                               24,013              24,626
--------------------------------------------------------------------------------

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

G. Capital share transactions for each class of shares were:

-------------------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED               YEAR ENDED
                                                    JUNE 30, 2002         DECEMBER 31, 2001
                                                --------------------     ------------------
                                                 AMOUNT       SHARES      AMOUNT     SHARES
INDEX FUND                                        (000)        (000)       (000)      (000)
-------------------------------------------------------------------------------------------
EXTENDED MARKET
Investor Shares
  Issued                                     $ 398,012       17,520   $ 727,483     31,370
  Issued in Lieu of Cash Distributions              --           --     131,597      6,046
  Redeemed                                    (295,428)     (13,001) (1,135,725)   (48,346)
                                            -----------------------------------------------
Net Increase (Decrease)--Investor Shares       102,584        4,519    (276,645)   (10,930)
                                            -----------------------------------------------
Admiral Shares
  Issued                                       118,949        5,202     501,193     21,176
  Issued in Lieu of Cash Distributions              --           --      22,281      1,021
  Redeemed                                     (70,719)      (3,112)   (155,632)    (6,918)
                                            -----------------------------------------------
Net Increase (Decrease)--Admiral Shares         48,230        2,090     367,842     15,279
                                            -----------------------------------------------
Institutional Shares
  Issued                                       151,234        6,576     218,134      9,578
  Issued in Lieu of Cash Distributions              --           --      29,404      1,350
  Redeemed                                     (94,376)      (4,118)   (335,002)   (14,477)
                                            -----------------------------------------------
Net Increase (Decrease)--Institutional Shares   56,858        2,458     (87,464)    (3,549)
                                            -----------------------------------------------
VIPER Shares
  Issued                                        12,336          202       6,094        100
  Issued in Lieu of Cash Distributions              --           --          --         --
  Redeemed                                          --           --          --         --
                                            -----------------------------------------------
Net Increase (Decrease)--VIPER Shares           12,336          202       6,094        100
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED                YEAR ENDED
                                                   JUNE 30, 2002          DECEMBER 31, 2001
                                               ---------------------     ------------------
                                                 AMOUNT       SHARES      AMOUNT     SHARES
INDEX FUND                                        (000)        (000)       (000)      (000)
-------------------------------------------------------------------------------------------
MID-CAP
Investor Shares
  Issued                                     $ 822,116       67,637  $1,136,312     98,181
  Issued in Lieu of Cash Distributions          14,123        1,135      45,956      4,156
  Redeemed                                    (302,707)     (25,418)   (688,892)   (61,095)
                                            -----------------------------------------------
Net Increase (Decrease)--Investor Shares       533,532       43,354     493,376     41,242
                                            -----------------------------------------------
Admiral Shares
  Issued                                       268,109        4,933     216,530      4,190
  Issued in Lieu of Cash Distributions           1,891           34       1,572         29
  Redeemed                                     (52,568)        (940)     (2,605)       (50)
                                            -----------------------------------------------
Net Increase (Decrease)--Admiral Shares        217,432        4,027     215,497      4,169
                                            -----------------------------------------------
Institutional Shares
  Issued                                       148,920       12,211     448,946     39,033
  Issued in Lieu of Cash Distributions           4,060          326       9,834        871
  Redeemed                                     (48,482)      (4,029)   (111,469)   (10,112)
                                            -----------------------------------------------
Net Increase (Decrease)--Institutional Shares  104,498        8,508     347,311     29,792
-------------------------------------------------------------------------------------------

THE PEOPLE WHO GOVERN YOUR FUND
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.
================================================================================
TRUSTEES (YEAR ELECTED)
JOHN J. BRENNAN (1987)
Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

CHARLES D. ELLIS (2001)
The Partners of '63 (pro bono ventures in education); Senior Adviser to Greenwich Associates (international business-strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

RAJIV L. GUPTA (2001)
Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Technitrol, Inc. (electronic components), and Agere Systems (communications components); Board Member of the American Chemistry Council; and Trustee of Drexel University.

JOANN HEFFERNAN HEISEN (1998)
Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the Medical Center at Princeton and Women's Research and Education Institute.

BURTON G. MALKIEL (1977)
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard Investment Series plc (Irish investment fund), Vanguard Group (Ireland) Limited (Irish investment management firm), Prudential Insurance Co. of America, BKF Capital (investment management firm), The Jeffrey Co. (holding company), and NeuVis, Inc. (software company).

ALFRED M. RANKIN, JR. (1993)
Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. LAWRENCE WILSON (1985)
Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), The Mead Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.
================================================================================
EXECUTIVE OFFICERS
R. GREGORY BARTON
Secretary; Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group.

THOMAS J. HIGGINS
Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.
================================================================================

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
MORTIMER J. BUCKLEY, Information Technology.
F. WILLIAM MCNABB, III, Institutional Investor Group.
JAMES H. GATELY, Direct Investor Services.
MICHAEL S. MILLER, Planning and Development.
KATHLEEN C. GUBANICH, Human Resources.
RALPH K. PACKARD, Finance.
IAN A. MACKINNON, Fixed Income Group.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.

[SHIP LOGO]
THE VANGUARD GROUP (R)
POST OFFICE BOX 2600
VALLEY FORGE, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Admiral, VIPER, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

ABOUT OUR COVER
Our cover photographs were taken by Michael Kahn in September 2000 aboard HMS Rose in New York's Long Island Sound. Mr. Kahn is a renowned photographer--and accomplished sailor--whose work often focuses on seascapes and nautical images. The photographs are copyrighted by Mr. Kahn.

FOR MORE INFORMATION
This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through VANGUARD.COM(R). Prospectuses may also be viewed online.

WORLD WIDE WEB
WWW.VANGUARD.COM

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

                                                (C)2002 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                              Vanguard Marketing
                                                       Corporation, Distributor.

                                                                     Q982 082002
--------------------------------------------------------------------------------
                       VANGUARD(R) U.S. STOCK INDEX FUNDS

                        SMALL-CAPITALIZATION PORTFOLIOS

                       SEMIANNUAL REPORT * JUNE 30, 2002

STOCK
INCLUDED WITHIN THIS REPORT:

VANGUARD SMALL-CAP INDEX FUND
VANGUARD SMALL-CAP GROWTH INDEX FUND
VANGUARD SMALL-CAP VALUE INDEX FUND

                                                                     [SHIP LOGO]
                                                    [THE VANGUARD GROUP(R) LOGO]

WHAT YOU CAN CONTROL
As an investor, you cannot control how the financial markets perform. But there are vital variables that you can control. You can decide how much to invest. You can limit the risk in your portfolio by diversifying your holdings. And you can control the investment costs you incur.

     Costs may seem the least dramatic of the three. But costs have a powerful impact on how your wealth accumulates; they reduce, dollar for dollar, the returns that you can derive from an investment.

     Every mutual fund has operating expenses--to pay for investment managers, telephone support, and so on. These costs appear in the fund's expense ratio, which reflects the percentage of average net assets (your money) consumed each year by operating costs. In 2001, the average mutual fund had an expense ratio of 1.34% (or $13.40 per $1,000 in assets), according to data from Lipper Inc.

     For Vanguard(R) funds, the average expense ratio was less than one-fourth that amount (0.27%, or $2.70 per $1,000 in assets). Our average expense ratio has been less than the industry average for 25 years, and it's an advantage we aim to maintain.

     Under  our  unique  corporate  structure,  shareholders  like  you  own the
Vanguard funds, which in turn own The Vanguard Group. No middleman makes a profit from managing the operation. You bear all of the investment risk. It's only right that you reap as much of the potential reward as possible.
================================================================================
CONTENTS

Letter from the Chairman                                  1
Fund Profiles                                             6
Glossary of Investment Terms                              9
Performance Summaries                                    10
Financial Statements                                     12
Advantages of Vanguard.com                               59
================================================================================
================================================================================
SUMMARY
*    During   the   first   half   of   2002,   the   returns   for   Vanguard's
     small-capitalization index funds ranged from -5.7% to 5.8%.
* As they are designed to do, the funds tracked their target indexes. Two of the three also outpaced their average peer mutual funds.
* Smaller companies held up better in the broad market's decline, and small-cap value stocks posted a gain. Letter from the Chairman
--------------------------------------------------------------------------------
[SHIP LOGOS]

                                                                         [PHOTO]
                                                               [JOHN J. BRENNAN]
LETTER FROM THE CHAIRMAN

FELLOW SHAREHOLDER,
During the six months ended June 30, 2002, the broad U.S. stock market slumped. Smaller companies fared better than larger ones, and small-capitalization value stocks even managed to post healthy gains. The six-month returns for the Investor Shares of Vanguard's small-cap stock index funds ranged from -5.7% for VANGUARD(R) SMALL-CAP GROWTH INDEX FUND to 5.8% for VANGUARD(R) SMALL-CAP VALUE INDEX FUND. VANGUARD(R) SMALL-CAP INDEX FUND's return also fell in negative territory.

     The adjacent table shows total returns (capital change plus reinvested distributions) for the funds' various share classes, their average peer mutual funds, and their target indexes. Two of the three funds outpaced their average competitors. Two also slightly outpaced their target indexes.

     Each fund's total return is based on the change in its net asset value during the six months and reflects capital gains distributions. For details, please see the table that follows this letter.

================================================================================
TOTAL RETURNS                                                   SIX MONTHS ENDED
                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------
VANGUARD SMALL-CAP INDEX FUND
  Investor Shares                                                          -4.1%
  Admiral Shares                                                           -4.1
  Institutional Shares                                                     -4.1
Average Small-Cap Core Fund*                                               -3.4
Russell 2000 Index                                                         -4.7
--------------------------------------------------------------------------------
VANGUARD SMALL-CAP GROWTH INDEX FUND
  Investor Shares                                                          -5.7%
  Institutional Shares                                                     -5.6
Average Small-Cap Growth Fund*                                            -16.2
S&P SmallCap 600/Barra Growth Index                                        -5.7
--------------------------------------------------------------------------------
VANGUARD SMALL-CAP VALUE INDEX FUND
  Investor Shares                                                           5.8%
  Institutional Shares                                                      5.9
Average Small-Cap Value Fund*                                               4.3
S&P SmallCap 600/Barra Value Index                                          5.5
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.

INVESTORS' ENTHUSIASM--AND MOST STOCKS--DECLINED
The broad U.S. stock market, as measured by the Wilshire 5000 Total Market Index, fell -11.8% during the six months ended June 30. A number of forces drained investors' enthusiasm. Among these were the slow pace of the economic recovery, a lackluster rebound in corporate profits, allegations of wrongdoing by corporate executives, and a series of government warnings about potential terrorist attacks. The relentless decline in stock prices was also due in part to the cascade of disclosures about overstated corporate financial results.

     There were very few pockets of strength in the equity markets. As they did in 2000 and 2001, small-cap value stocks, which command modest prices relative to their earnings or book values, bucked the downtrend, recording solid gains during the period. Their growth-oriented counterparts declined, however, bringing the overall return of small-cap stocks, as measured by the Russell 2000 Index, to -4.7%. Mid-cap stocks delivered a similar result, with value topping growth. The large-cap Russell 1000 Index, which accounts for roughly 90% of the market's total capitalization, returned -12.8%. Here, too, value stocks (-4.8%) held up far better than growth stocks (-20.8%).

================================================================================
MARKET BAROMETER                                                   TOTAL RETURNS
                                                     PERIODS ENDED JUNE 30, 2002
                                                 -------------------------------
                                                    SIX          ONE        FIVE
                                                 MONTHS         YEAR      YEARS*
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)                  -12.8%       -17.9%        3.9%
Russell 2000 Index (Small-caps)                   -4.7         -8.6         4.4
Wilshire 5000 Index (Entire market)              -11.8        -16.6         3.6
MSCI EAFE Index (International)                   -1.6         -9.5        -1.5
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                        3.8%         8.6%        7.6%
  (Broad taxable market)
Lehman 10 Year Municipal Bond Index                5.3          7.2         6.4
Salomon Smith Barney 3-Month
  U.S. Treasury Bill Index                         0.9          2.5         4.7
================================================================================
CPI
Consumer Price Index                               1.8%         1.1%        2.3%
--------------------------------------------------------------------------------
*Annualized.

THE ECONOMY GREW MODESTLY; INFLATION KEPT A LOW PROFILE
The economy turned in a mixed performance. Real (inflation-adjusted) gross domestic product grew at a brisk annual rate of 5.0% in the first quarter. Economists noted, however, that increased sales of goods and services accounted for roughly one-half of the advance. A slowing in inventory reductions accounted for the other half. Growth slowed to a rate of 1.1% in the second quarter, acccording to an early estimate.

     The Federal Reserve Board, which lowered its target for short-term interest rates 11 times in 2001 to spur the recovery, kept that target at 1.75% during the first half of 2002. With rates at a 40-year low and little evidence of inflation, the housing market continued to flourish, making it one of the economy's bright spots.

MOST BONDS PERFORMED SOLIDLY, WITH TREASURIES IN THE LEAD
Bonds generally performed well during the period. The Lehman Brothers Aggregate Bond Index, a broad measure of the taxable investment-grade U.S. bond market, returned 3.8%, as modest price increases supplemented interest income.

     Many fixed income investors, however, saw their interest payments drop further. Interest rates on all but the longest-term Treasury bonds fell, reducing income

================================================================================
ADMIRAL(TM) SHARES
A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

INSTITUTIONAL SHARES
This class of shares also carries low expenses and is available for a minimum investment of $10 million.
================================================================================
2
but pushing prices higher. The yield of the 3-month U.S. Treasury bill slid just 4 basis points to 1.68% as of June 30. But the yields of 3-year and 10-year Treasury notes declined much further (49 basis points and 25 basis points, respectively), to 3.30% and 4.80%. Anxiety over the economy and corporate accounting scandals took a toll on corporate bonds--their total returns lagged those of Treasuries, despite their higher coupons. High-yield ("junk") bonds fared poorly, as investors shied away from riskier credits.


TECHNOLOGY AND HEALTH CARE HINDERED THE FUNDS
All three of Vanguard's small-cap index funds outpaced the broader market's -11.8% return. And all three not only tracked their target indexes, as they are designed to do, but two, as mentioned earlier, actually outpaced them. This was quite an achievement considering that index funds are normally expected to slightly lag their indexes because of real-world operating costs, which the theoretical indexes do not incur. This outperformance is a favorable reflection on Vanguard's Quantitative Equity Group, which added value in the period through the skillful and cost-efficient management of fund assets. Of course, this achievement is of little solace when two of the three indexes--and the funds that track them--had negative returns.

     For all three funds, technology and health care stocks proved the biggest drag on performance.

     With a somewhat heavier weighting in tech and health care than many of its competitors, the Small-Cap Index Fund lagged its average peer by 0.7 percentage point. The fund's tech issues, the third-largest sector at about 12% of assets on average, fell -36%. These companies were hurt by declining demand for semiconductors and telecommunications-related components, falling software-license revenue, and other cutbacks in corporate technology spending. Health care stocks, the fund's fourth-largest sector commitment at an average 11% of assets, fell -24%. Biotechnology and drug companies in particular saw steep declines--the effect of patent expirations, delays in FDA drug approvals, and setbacks in product development. There were, however, a few bright spots. For example, financial services companies--the fund's largest sector at an average 22% of assets--rose 12%.

     The story was similar for the Small-Cap Growth Index Fund, though the sector weightings were different. The fund's health care stocks, which accounted for an average 21% of assets, fell -15%, and the fund's tech holdings (11% of assets on average) declined -30%. On the positive side, one of the fund's better-performing sectors was also its largest: The fund's consumer discretionary stocks--

================================================================================
STRONG RETURNS IN SEVERAL SECTORS WERE NOT ENOUGH TO OFFSET DECLINES IN TECHNOLOGY AND HEALTH CARE FOR TWO OF THE FUNDS.
================================================================================
nearly a quarter of assets on average--rose 3%. In one respect, Small-Cap Growth's story in the half-year was quite different, with the fund outperforming its average peer by more than 10 percentage points. This relative outperformance was partially due to the fact that the fund tracks the Standard & Poor's SmallCap 600/ Barra Growth Index, which generally excludes companies that have not had at least three years of operations and four quarters of operating profits. As a result, the index--and the fund--did not include many of the more speculative stocks that have plummeted since the market peak in March 2000.

     The Small-Cap Value Index Fund also outperformed its average peer, by 1.5 percentage points. Again, tech stocks, which accounted for 10% of fund assets on average and declined -19%, were the biggest detractor from the fund's return. However, declines in this and a few other sectors were more than offset by solid returns elsewhere. The fund's consumer discretionary holdings, its largest sector commitment at an average 19% of assets, rose 17%. Companies in the fund's next two largest sector allocations--financial services and materials & processing-- rose 9% and 19%, respectively.

PERSPECTIVE TO HELP STAY THE COURSE
The past two years have been extremely trying for investors. We thank you for your loyalty and trust.

     Understandably, after such a long and steep slide in the equity markets, some people have begun to question the wisdom of having any of their assets in stocks. It's appropriate to periodically reassess your asset allocation when there is a change in your goals, financial situation, time horizon, or tolerance for risk. However, we caution against making a major change in your portfolio allocation because of the stock market's poor recent performance. Straying too far from a diversified portfolio can be costly.

     Staying the course is difficult in turbulent times, but it may be easier to maintain perspective if you look at the past. Many investors may recall the very steep stock market decline during the 1973-1974 bear market, which was made worse by a high rate of inflation and falling bond prices. In the decades that followed, security prices recovered, and investors prospered. Just as it would have been a mistake for long-term investors to lose faith in the stock and bond markets during the mid-1970s, so it would be now.

     A portfolio diversified across asset classes and market segments is positioned not only to benefit from rising markets but also to afford some protection from

================================================================================
LETTING RECENT MARKET PERFORMANCE AND EMOTIONS DICTATE ASSET ALLOCATION CAN BE COSTLY, AS HISTORY HAS PROVED.
================================================================================
market declines. Since no one can consistently make accurate predictions of when the markets will turn up or down, such a balanced portfolio is still the prudent course. Index funds--with their inherent advantages of low costs, diversification, and disciplined investment strategies--are a sound component of such a plan.

SINCERELY,

JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JULY 15, 2002


================================================================================
YOUR FUND'S PERFORMANCE AT A GLANCE: DECEMBER 31, 2001-JUNE 30, 2002

                                                              DISTRIBUTIONS
                                                                PER SHARE
                                                        ------------------------
                              STARTING        ENDING      CAPITAL         INCOME
                           SHARE PRICE   SHARE PRICE        GAINS      DIVIDENDS
--------------------------------------------------------------------------------
Vanguard Small-Cap Index Fund
  Investor Shares               $19.82        $19.00       $0.000         $0.000
  Admiral Shares                 19.82         19.00        0.000          0.000
  Institutional Shares           19.82         19.01        0.000          0.000
--------------------------------------------------------------------------------
Vanguard Small-Cap Growth Index Fund
  Investor Shares               $10.87        $10.25       $0.000         $0.000
  Institutional Shares           10.87         10.26        0.000          0.000
--------------------------------------------------------------------------------
Vanguard Small-Cap Value Index Fund
  Investor Shares               $10.29        $10.62       $0.276         $0.000
  Institutional Shares           10.29         10.63        0.276          0.000
================================================================================

FUND PROFILE                                                 AS OF JUNE 30, 2002
  FOR SMALL-CAP INDEX FUND
This Profile provides a snapshot of the fund's characteristics, compared where appropriate with both its unmanaged target index and a broad market index. Key terms are defined on page 9.

================================================================================
PORTFOLIO CHARACTERISTICS
                                                          TARGET        WILSHIRE
                                                FUND      INDEX*            5000
--------------------------------------------------------------------------------
Number of Stocks                               2,253       2,000           5,838
Median Market Cap                              $0.7B       $0.7B          $28.2B
Price/Earnings Ratio                           38.3x       39.5x           26.9x
Price/Book Ratio                                2.0x        2.0x            2.9x
Yield                                                       1.2%            1.5%
  Investor Shares                               1.1%
  Admiral Shares                                1.2%
  Institutional Shares                          1.3%
Return on Equity                               12.6%        12.5%          21.3%
Earnings Growth Rate                            8.4%         8.3%           9.6%
Foreign Holdings                                0.2%         0.0%           0.3%
Turnover Rate                                  50%**          --             --
Expense Ratio                                                 --             --
  Investor Shares                            0.27%**
  Admiral Shares                             0.18%**
  Institutional Shares                       0.10%**
Cash Investments                                0.0%          --             --
--------------------------------------------------------------------------------
================================================================================
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

J.M. Smucker Co.                                0.2%
  (foods)
Crompton Corp.                                  0.2
  (chemicals)
Scios, Inc.                                     0.2
  (pharmaceuticals)
Carlisle Co., Inc.                              0.2
  (manufacturing)
Healthcare Realty Trust Inc. REIT               0.2
  (real estate)
AGL Resources Inc.                              0.2
  (gas utilities)
Commercial Federal Corp.                        0.2
  (savings and loan)
Hilb, Rogal and Hamilton Co.                    0.2
  (insurance)
WPS Resources Corp.                             0.2
  (electric utilities)
The Corporate Executive Board Co.               0.2
  (diversified services)
--------------------------------------------------------------------------------
Top Ten                                         2.0%
--------------------------------------------------------------------------------
================================================================================
VOLATILITY MEASURES
                                TARGET               WILSHIRE
                      FUND      INDEX*   FUND            5000
--------------------------------------------------------------------------------
R-Squared             1.00        1.00   0.56            1.00
Beta                  1.00        1.00   0.98            1.00
--------------------------------------------------------------------------------
================================================================================
INVESTMENT FOCUS

MARKET CAP - SMALL
STYLE - BLEND
--------------------------------------------------------------------------------
================================================================================
SECTOR DIVERSIFICATION (% OF COMMON STOCKS)

                                                           TARGET       WILSHIRE
                                                 FUND      INDEX*           5000
--------------------------------------------------------------------------------
Auto & Transportation                            3.9%        3.9%           2.5%
Consumer Discretionary                          18.5        18.4           15.4
Consumer Staples                                 2.8         2.8            7.6
Financial Services                              22.0        21.7           22.5
Health Care                                     12.1        12.2           13.3
Integrated Oils                                  0.0         0.0            4.1
Other Energy                                     3.9         3.9            2.0
Materials & Processing                           9.5         9.5            4.0
Producer Durables                                8.9         8.9            4.2
Technology                                      13.0        13.4           12.9
Utilities                                        4.7         4.8            6.8
Other                                            0.7         0.5            4.7
--------------------------------------------------------------------------------
*Russell 2000 Index.
**Annualized.

FUND PROFILE                                                 AS OF JUNE 30, 2002
   FOR SMALL-CAP GROWTH INDEX FUND
This Profile provides a snapshot of the fund's characteristics, compared where appropriate with both its unmanaged target index and a broad market index. Key terms are defined on page 9.

================================================================================
PORTFOLIO CHARACTERISTICS
                                                           TARGET       WILSHIRE
                                                 FUND      INDEX*           5000
--------------------------------------------------------------------------------
Number of Stocks                                  243         241          5,838
Median Market Cap                               $1.0B       $1.0B         $28.2B
Price/Earnings Ratio                            26.5x       26.5x          26.9x
Price/Book Ratio                                 3.5x        3.5x           2.9x
Yield                                                        0.6%           1.5%
  Investor Shares                                0.2%
  Institutional Shares                           0.4%
Return on Equity                                18.4%       18.4%          21.3%
Earnings Growth Rate                            19.4%       19.4%           9.6%
Foreign Holdings                                 0.0%        0.0%           0.3%
Turnover Rate                                   63%**         --             --
Expense Ratio                                                 --             --
  Investor Shares                             0.27%**
  Institutional Shares                        0.10%**
Cash Investments                                 0.0%         --             --
--------------------------------------------------------------------------------
================================================================================
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

XTO Energy, Inc.                                 1.4%
  (oil)
Cephalon, Inc.                                   1.3
  (biotechnology)
Alliant Techsystems, Inc.                        1.3
  (aerospace and defense)
NVR, Inc.                                        1.3
  (real estate)
Pier 1 Imports Inc.                              1.1
  (retail)
Cullen/Frost Bankers, Inc.                       1.0
  (banking)
Cerner Corp.                                     0.9
  (health care)
Coventry Health Care Inc.                        0.9
  (health products and services)
Harman International Industries, Inc.            0.9
  (consumer electronics)
Renal Care Group, Inc.                           0.8
  (health care)
--------------------------------------------------------------------------------
Top Ten                                         10.9%
--------------------------------------------------------------------------------
================================================================================
VOLATILITY MEASURES
                                TARGET              WILSHIRE
                      FUND      INDEX*      FUND        5000
--------------------------------------------------------------------------------
R-Squared             1.00        1.00      0.51        1.00
Beta                  1.00        1.00      1.06        1.00
--------------------------------------------------------------------------------
================================================================================
INVESTMENT FOCUS

MARKET CAP - SMALL
STYLE - GROWTH
--------------------------------------------------------------------------------
================================================================================
SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
                                                           TARGET       WILSHIRE
                                                 FUND      INDEX*           5000
--------------------------------------------------------------------------------
Auto & Transportation                            5.2%        5.6%           2.5%
Consumer Discretionary                          26.8        25.4           15.4
Consumer Staples                                 2.7         3.1            7.6
Financial Services                              13.1        11.3           22.5
Health Care                                     18.6        19.3           13.3
Integrated Oils                                  0.0         0.0            4.1
Other Energy                                     4.3         3.1            2.0
Materials & Processing                           6.5         7.3            4.0
Producer Durables                               12.3        13.4            4.2
Technology                                       8.8         9.9           12.9
Utilities                                        1.4         1.6            6.8
Other                                            0.3         0.0            4.7
--------------------------------------------------------------------------------
*S&P SmallCap 600/Barra Growth Index.
**Annualized.

                                                               Visit our website
                                                                WWW.VANGUARD.COM
                                                           for regularly updated
                                                               fund information.

FUND PROFILE                                                 AS OF JUNE 30, 2002
   FOR SMALL-CAP VALUE INDEX FUND
This Profile provides a snapshot of the fund's characteristics, compared where appropriate with both its unmanaged target index and a broad market index. Key terms are defined on page 9.

================================================================================
PORTFOLIO CHARACTERISTICS
                                                          TARGET        WILSHIRE
                                                FUND      INDEX*            5000
--------------------------------------------------------------------------------
Number of Stocks                                 388         359          5,838
Median Market Cap                               $0.7B       $0.7B         $28.2B
Price/Earnings Ratio                            26.6x       26.6x          26.9x
Price/Book Ratio                                 1.6x        1.6x           2.9x
Yield                                                        1.2%           1.5%
  Investor Shares                                0.8%
  Institutional Shares                           1.0%
Return on Equity                                12.0%       12.0%          21.3%
Earnings Growth Rate                             7.5%        7.5%           9.6%
Foreign Holdings                                 0.0%        0.0%           0.3%
Turnover Rate                                   43%**         --             --
Expense Ratio                                                 --             --
  Investor Shares                             0.27%**
  Institutional Shares                        0.10%**
Cash Investments                                 0.4%         --             --
--------------------------------------------------------------------------------
================================================================================
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

Toll Brothers, Inc.                              1.1%
  (real estate)
Pogo Producing Co.                               0.9
  (oil)
OM Group, Inc.                                   0.9
  (chemicals)
Newfield Exploration Co.                         0.9
  (oil)
First American Corp.                             0.9
  (securities brokers and services)
Washington Federal Inc.                          0.8
  (savings and loan)
MDC Holdings, Inc.                               0.7
  (real estate)
Raymond James Financial, Inc.                    0.7
  (securities brokers and services)
Werner Enterprises, Inc.                         0.7
  (transportation)
Ryland Group, Inc.                               0.7
  (real estate)
--------------------------------------------------------------------------------
Top Ten                                          8.3%
--------------------------------------------------------------------------------
================================================================================
VOLATILITY MEASURES
                                TARGET               WILSHIRE
                      FUND      INDEX*      FUND         5000
--------------------------------------------------------------------------------
R-Squared             1.00        1.00      0.47         1.00
Beta                  1.00        1.00      0.72         1.00
--------------------------------------------------------------------------------
================================================================================
INVESTMENT FOCUS

MARKET CAP - SMALL
STYLE - VALUE
--------------------------------------------------------------------------------
================================================================================
SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
                                                           TARGET       WILSHIRE
                                                 FUND      INDEX*           5000
--------------------------------------------------------------------------------
Auto & Transportation                            5.7%        5.9%           2.5%
Consumer Discretionary                          18.8        20.0           15.4
Consumer Staples                                 3.1         3.0            7.6
Financial Services                              15.0        16.6           22.5
Health Care                                      4.2         4.5           13.3
Integrated Oils                                  0.0         0.0            4.1
Other Energy                                     7.1         7.7            2.0
Materials & Processing                          16.1        14.8            4.0
Producer Durables                               12.8        11.6            4.2
Technology                                       9.5         8.6           12.9
Utilities                                        7.2         6.9            6.8
Other                                            0.5         0.4            4.7
--------------------------------------------------------------------------------
*S&P SmallCap 600/Barra Value Index.
**Annualized.

GLOSSARY OF INVESTMENT TERMS
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's target index benchmark and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock investment.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's target index benchmark and by an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
TURNOVER RATE. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES AS OF JUNE 30, 2002
All of the data on this and the following page represent past performance, which cannot be used to predict future returns that may be achieved by the funds. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

================================================================================
SMALL-CAP INDEX FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) DECEMBER 31, 1991-JUNE 30, 2002

FISCAL YEAR        FUND      RUSSELL 2000 INDEX
1992               18.2             18.4
1993               18.7             18.9
1994               -0.5             -1.8
1995               28.7             28.4
1996               18.1             16.5
1997               24.6             22.4
1998               -2.6             -2.5
1999               23.1             21.3
2000               -2.7             -3.0
2001                3.1              2.5
2002*              -4.1             -4.7
--------------------------------------------------------------------------------
*Six months ended June 30, 2002.
Note: See Financial Highlights tables on pages 48 to 50 for dividend and capital gains information.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2002
                                                              TEN YEARS
                                         ONE   FIVE  ---------------------------
                     INCEPTION DATE     YEAR  YEARS  CAPITAL    INCOME     TOTAL
--------------------------------------------------------------------------------
Small-Cap Index Fund
  Investor Shares*        10/3/1960  -8.11%   5.21%   10.34%     1.37%    11.71%
  Admiral Shares         11/13/2000  -8.09   0.39**      --        --        --
  Institutional Shares     7/7/1997  -8.00   5.30**      --        --        --
--------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Return since inception.

================================================================================
SMALL-CAP GROWTH INDEX FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) MAY 21, 1998-JUNE 30, 2002

FISCAL YEAR     FUND   S&P SMALLCAP 600/BARRA GROWTH
1998           -4.8%             -5.0%
1999           19.8              19.6
2000            1.6               0.6
2001           -0.8              -1.2
2002*          -5.7              -5.7
--------------------------------------------------------------------------------
*Six months ended June 30, 2002.
Note: See Financial Highlights tables on pages 51 and 52 for dividend and capital gains information.

================================================================================
SMALL-CAP VALUE INDEX FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) MAY 21, 1998-JUNE 30, 2002

FISCAL YEAR     FUND     S&P SMALLCAP 600/BARRA VALUE
1998          -12.5%            -13.3%
1999            3.3               3.0
2000           21.9              20.9
2001           13.7              13.1
2002*           5.8               5.5
--------------------------------------------------------------------------------
*Six months ended June 30, 2002.
Note: See Financial Highlights tables on pages 53 and 54 for dividend and capital gains information.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2002
                                                            SINCE INCEPTION
                                              ONE   ----------------------------
                            INCEPTION DATE   YEAR   CAPITAL     INCOME     TOTAL
--------------------------------------------------------------------------------
Small-Cap Growth Index Fund
  Investor Shares*               5/21/1998 -6.44%     1.79%      0.20%     1.99%
  Institutional Shares           5/24/2000 -6.22     -0.96       0.18     -0.78
--------------------------------------------------------------------------------
Small-Cap Value Index Fund
  Investor Shares*               5/21/1998  7.08%     6.35%      0.77%     7.12%
  Institutional Shares           12/7/1999  7.33     16.38       1.18     17.56
--------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

FINANCIAL STATEMENTS
   JUNE 30, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS
This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.
================================================================================
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                             SHARES                    (000)
--------------------------------------------------------------------------------
COMMON STOCKS (100.0%)(1)
--------------------------------------------------------------------------------
  J.M. Smucker Co.                              301,866                $  10,303
  Crompton Corp.                                771,661                    9,839
* Scios, Inc.                                   317,900                    9,731
  Carlisle Co., Inc.                            208,555                    9,381
  Healthcare Realty Trust Inc. REIT             287,907                    9,213
  AGL Resources Inc.                            384,000                    8,989
  Commercial Federal Corp.                      308,900                    8,881
  Hilb, Rogal and Hamilton Co.                  196,200                    8,878
  WPS Resources Corp.                           215,500                    8,799
* The Corporate Executive Board Co.             254,200                    8,706
  WGL Holdings Inc.                             331,514                    8,619
* Cytec Industries, Inc.                        272,300                    8,561
* Overture Services, Inc.                       341,300                    8,526
  Interstate Bakeries Corp.                     295,100                    8,522
  Realty Income Corp. REIT                      229,000                    8,455
  Ametek Aerospace Products Inc.                226,900                    8,452
  Worthington Industries, Inc.                  460,700                    8,339
* Corinthian Colleges, Inc.                     245,200                    8,310
* Stericycle, Inc.                              230,600                    8,166
* Techne Corp.                                  285,700                    8,062
* THQ Inc.                                      270,275                    8,060
  Regis Corp.                                   297,250                    8,031
  ONEOK, Inc.                                   365,764                    8,029
* Service Corp. International                 1,658,000                    8,008
* Jack in the Box Inc.                          251,700                    8,004
* Covance, Inc.                                 421,962                    7,912
* Novell, Inc.                                2,454,963                    7,880
* Sonic Corp.                                   249,775                    7,845
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Kennametal, Inc.                              214,142                $   7,816
  Piedmont Natural Gas, Inc.                    211,351                    7,816
  HRPT Properties Trust REIT                    877,100                    7,762
  Standard Pacific Corp.                        220,500                    7,735
* Cross Country, Inc.                           202,360                    7,649
* AnnTaylor Stores Corp.                        299,750                    7,611
  Pan Pacific Retail
    Properties, Inc. REIT                       221,560                    7,573
  Bob Evans Farms, Inc.                         239,737                    7,547
  Health Care REIT, Inc.                        251,400                    7,529
* Linens 'n Things, Inc.                        229,200                    7,520
  Louisiana-Pacific Corp.                       710,200                    7,514
* Payless ShoeSource, Inc.                      130,200                    7,506
* Hollywood Entertainment Corp.                 362,700                    7,501
  Roper Industries Inc.                         200,000                    7,460
* CACI International, Inc.                      195,200                    7,455
* Retek Inc.                                    305,900                    7,433
  Federal Signal Corp.                          309,571                    7,430
  Tupperware Corp.                              356,600                    7,414
  Shurgard Storage Centers, Inc.
    Class A REIT                                214,300                    7,398
  United Bankshares, Inc.                       251,500                    7,389
* Credence Systems Corp.                        415,107                    7,376
* Province Healthcare Co.                       327,875                    7,331
* Ohio Casualty Corp.                           349,416                    7,303
  Washington REIT                               252,750                    7,302
  Staten Island Bancorp, Inc.                   378,400                    7,265
  American Capital Strategies, Ltd.             264,000                    7,252
  Hughes Supply, Inc.                           163,650                    7,251
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Respironics, Inc.                             210,591               $    7,171
* Too Inc.                                      232,720                    7,168
  Corn Products International, Inc.             230,300                    7,167
* Imation Corp.                                 240,700                    7,163
  Alexander & Baldwin, Inc.                     280,448                    7,160
* Varian Semiconductor
    Equipment Associates, Inc.                  210,700                    7,149
  Community First Bankshares, Inc.              274,000                    7,149
* Insight Enterprises, Inc.                     281,700                    7,096
  Olin Corp.                                    319,800                    7,084
* Southwest Bancorporation
    of Texas, Inc.                              194,300                    7,038
* Chesapeake Energy Corp.                       972,080                    6,999
  USFreightways Corp.                           184,800                    6,998
  The Macerich Co. REIT                         224,000                    6,944
  Blyth, Inc.                                   222,001                    6,931
  Post Properties, Inc. REIT                    229,800                    6,931
* Transkaryotic Therapies, Inc.                 192,100                    6,925
  MDC Holdings, Inc.                            132,956                    6,914
  Federal Realty Investment
    Trust REIT                                  248,900                    6,897
* Key Energy Services, Inc.                     660,800                    6,879
  Minerals Technologies, Inc.                   139,296                    6,870
* Kansas City Southern                          409,900                    6,866
* Airgas, Inc.                                  395,972                    6,850
* Christopher & Banks Corp.                     161,400                    6,827
  Sensient Technologies Corp.                   299,200                    6,810
  Superior Industries
    International, Inc.                         146,172                    6,743
  Ferro Corp.                                   222,708                    6,715
  Prentiss Properties Trust REIT                211,100                    6,702
* Varian, Inc.                                  202,700                    6,679
  Commerce Group, Inc.                          168,400                    6,660
  Claire's Stores, Inc.                         290,632                    6,655
  Atmos Energy Corp.                            283,748                    6,651
  La Quinta Corp. REIT                          933,622                    6,647
  Universal Corp. VA                            180,100                    6,610
  Home Properties
    of New York, Inc. REIT                      173,700                    6,590
* Beazer Homes USA, Inc.                         81,917                    6,553
  Potlatch Corp.                                191,528                    6,516
* Tom Brown, Inc.                               229,500                    6,506
* Pacificare Health Systems, Inc.               238,600                    6,490
  International Bancshares Corp.                153,552                    6,486
  Invacare Corp.                                176,200                    6,477
  SL Green Realty Corp. REIT                    181,100                    6,456
* Ralcorp Holdings, Inc.                        205,800                    6,431
* Yellow Corp.                                  198,250                    6,423
  TrustCo Bank NY                               486,387                    6,406
  Energen Corp.                                 236,200                    6,389
  Technitrol, Inc.                              274,200                    6,389
  Chelsea Property Group REIT                   190,800                    6,382
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  IDEX Corp.                                    190,200                $   6,372
* ITT Educational Services, Inc.                291,600                    6,357
* Arbitron Inc.                                 201,700                    6,293
* Apria Healthcare Group Inc.                   279,855                    6,269
* United Stationers, Inc.                       206,200                    6,268
  Nationwide Health
    Properties, Inc. REIT                       334,100                    6,264
* The Nautilus Group, Inc.                      204,675                    6,263
* Charming Shoppes, Inc.                        722,400                    6,242
* Enzon, Inc.                                   252,500                    6,214
  Airborne, Inc.                                323,536                    6,212
  The South Financial Group, Inc.               276,722                    6,201
  Cambrex Corp.                                 154,300                    6,187
  NDCHealth Corp.                               221,300                    6,174
  Banta Corp.                                   171,937                    6,173
  DQE Inc.                                      439,140                    6,148
* Terex Corp.                                   273,100                    6,142
* NetIQ Corp.                                   271,404                    6,142
  Susquehanna Bancshares, Inc.                  270,075                    6,133
* Axcelis Technologies, Inc.                    541,300                    6,117
* Mueller Industries Inc.                       192,500                    6,112
  Oshkosh Truck Corp.                           103,000                    6,088
  PolyOne Corp.                                 537,200                    6,044
  UGI Corp. Holding Co.                         189,200                    6,043
* Atlantic Coast Airlines
    Holdings Inc.                               278,400                    6,041
  PNM Resources Inc.                            249,263                    6,032
  Cleco Corp.                                   275,202                    6,027
  Millennium Chemicals, Inc.                    427,700                    6,009
* Intergraph Corp.                              343,000                    5,982
* Waste Connections, Inc.                       190,200                    5,942
* Electronics for Imaging, Inc.                 372,500                    5,926
* Brooks-PRI Automation, Inc.                   231,660                    5,921
* Stone Energy Corp.                            146,441                    5,894
  Chittenden Corp.                              203,321                    5,892
* Crown Cork & Seal Co., Inc.                   858,800                    5,883
  Longs Drug Stores, Inc.                       208,498                    5,882
  Lincoln Electric Holdings, Inc.               218,300                    5,872
* Coherent, Inc.                                198,500                    5,863
  The Manitowac Co., Inc.                       165,400                    5,863
* Tower Automotive, Inc.                        419,600                    5,853
* EMCOR Group, Inc.                             100,900                    5,853
  Arch Coal, Inc.                               256,700                    5,830
  Great Lakes Chemical Corp.                    219,000                    5,814
* American Italian Pasta Co.                    114,000                    5,813
  Chemical Financial Corp.                      154,922                    5,811
* Hot Topic, Inc.                               216,950                    5,795
* Spinnaker Exploration Co.                     160,200                    5,770
* TriQuint Semiconductor, Inc.                  897,083                    5,750
  Briggs & Stratton Corp.                       148,700                    5,746
  John H. Harland Co.                           200,500                    5,742
  Pacific Capital Bancorp                       240,233                    5,737
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                             SHARES                    (000)
--------------------------------------------------------------------------------
  First Bancorp/Puerto Rico                     152,400                 $  5,704
  Curtiss-Wright Corp.                           71,400                    5,701
  H.B. Fuller Co.                               194,578                    5,699
* Black Box Corp.                               139,200                    5,670
* IDEXX Laboratories Corp.                      218,900                    5,645
* Palm, Inc.                                  3,205,700                    5,642
  CBL & Associates
    Properties, Inc. REIT                       139,100                    5,634
  A. Schulman Inc.                              261,836                    5,616
  Thornburg Mortgage, Inc. REIT                 285,200                    5,613
* Landstar System, Inc.                          52,500                    5,610
  Harleysville Group, Inc.                      202,200                    5,605
* SEACOR SMIT Inc.                              118,350                    5,604
* Protein Design Labs, Inc.                     515,900                    5,603
* Gartner, Inc. Class A                         563,000                    5,596
  East West Bancorp, Inc.                       162,100                    5,596
  Werner Enterprises, Inc.                      262,232                    5,588
  Granite Construction Co.                      220,357                    5,575
  Jefferies Group, Inc.                         132,332                    5,571
* Cabot Microelectronics Corp.                  129,000                    5,568
  CH Energy Group, Inc.                         112,500                    5,568
* Neurocrine Biosciences, Inc.                  193,500                    5,544
  FelCor Lodging Trust, Inc. REIT               301,900                    5,540
* Cal Dive International, Inc.                  251,700                    5,537
* Thomas & Betts Corp.                          297,100                    5,526
  Southwest Gas Corp.                           223,000                    5,519
  The Pep Boys
    (Manny, Moe & Jack)                         327,500                    5,518
  Tecumseh Products Co. Class A                 103,933                    5,517
* Extreme Networks, Inc.                        564,600                    5,516
* Evergreen Resources, Inc.                     129,500                    5,504
* Panera Bread Co.                              157,700                    5,480
  Fred's, Inc.                                  148,737                    5,471
  Sierra Pacific Resources                      698,708                    5,450
* Mentor Graphics Corp.                         383,100                    5,448
  New Jersey Resources Corp.                    182,300                    5,442
  Kellwood Co.                                  167,427                    5,441
  Gables Residential Trust REIT                 170,400                    5,441
* JDA Software Group, Inc.                      192,250                    5,433
* Cree, Inc.                                    410,600                    5,432
  Black Hills Corp.                             157,000                    5,432
  Wallace Computer Services, Inc.               252,169                    5,422
* Perrigo Co.                                   417,010                    5,421
  Essex Property Trust, Inc. REIT                99,000                    5,415
* MPS Group, Inc.                               634,345                    5,392
* Men's Wearhouse, Inc.                         211,350                    5,389
  Alexandria Real Estate
    Equities, Inc. REIT                         108,500                    5,348
* Take-Two Interactive
    Software, Inc.                              259,400                    5,341
  Clarcor Inc.                                  168,625                    5,337
  Otter Tail Corp.                              169,200                    5,333
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  LNR Property Corp.                            154,150                $   5,318
  UMB Financial Corp.                           113,303                    5,311
  First Commonwealth
    Financial Corp.                             395,200                    5,304
* Exar Corp.                                    268,300                    5,291
* Bio-Rad Laboratories, Inc. Class A            116,100                    5,283
* Joy Global Inc.                               297,300                    5,274
* R.H. Donnelley Corp.                          188,000                    5,258
* Price Communications Corp.                    328,514                    5,256
* UICI                                          260,400                    5,250
* Philadelphia Consolidated
    Holding Corp.                               115,600                    5,241
  Lennox International Inc.                     290,500                    5,226
* Plexus Corp.                                  287,884                    5,211
  Ventas, Inc. REIT                             408,400                    5,207
  Baldor Electric Co.                           207,527                    5,201
* Maxtor Corp.                                1,144,700                    5,174
* American Management
    Systems, Inc.                               268,900                    5,139
* Openwave Systems Inc.                         912,600                    5,120
* Jones Lang Lasalle Inc.                       207,200                    5,118
* Ligand Pharmaceuticals Inc.
    Class B                                     352,700                    5,114
  Acuity Brands, Inc.                           280,900                    5,112
  Trinity Industries, Inc.                      244,746                    5,110
  Northwest Natural Gas Co.                     174,750                    5,099
* ResMed Inc.                                   173,100                    5,089
* Beverly Enterprises, Inc.                     668,400                    5,087
  Waypoint Financial Corp.                      259,000                    5,063
  Delta & Pine Land Co.                         251,700                    5,059
* Tetra Tech, Inc.                              343,702                    5,052
* DoubleClick Inc.                              680,100                    5,046
  Selective Insurance Group                     177,600                    5,031
* Alkermes, Inc.                                314,200                    5,030
  Charter Municipal Mortgage
    Acceptance Co.                              281,100                    5,026
  Texas Regional Bancshares, Inc.               101,140                    5,017
* ADVO, Inc.                                    129,650                    5,011
* Skyworks Solutions, Inc.                      902,500                    5,009
* Asyst Technologies, Inc.                      245,200                    4,990
* The Yankee Candle Company, Inc.               183,800                    4,981
* Anixter International Inc.                    214,000                    4,973
  Mentor Corp.                                  135,400                    4,970
* OSI Pharmaceuticals, Inc.                     206,300                    4,955
  Reliance Steel & Aluminum Co.                 162,600                    4,925
* Earthlink, Inc.                               732,100                    4,920
  Wolverine World Wide, Inc.                    281,440                    4,911
  Georgia Gulf Corp.                            185,700                    4,910
  MAF Bancorp, Inc.                             130,551                    4,909
* Duane Reade Inc.                              144,000                    4,903
  S & T Bancorp, Inc.                           181,300                    4,895
  Cooper Cos., Inc.                             103,900                    4,894
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Silicon Laboratories Inc.                     180,600              $     4,887
  Republic Bancorp, Inc.                        326,822                    4,883
  Florida Rock Industries, Inc.                 135,400                    4,876
* Keane, Inc.                                   392,820                    4,871
* Heartland Express, Inc.                       203,144                    4,861
* Group 1 Automotive, Inc.                      128,500                    4,861
  The Toro Co.                                   84,700                    4,857
* Plantronics, Inc.                             255,300                    4,853
* DRS Technologies, Inc.                        113,500                    4,852
* Aztar Corp.                                   233,100                    4,848
* Argosy Gaming Co.                             170,700                    4,848
  Western Gas Resources, Inc.                   129,510                    4,844
  First Financial Bancorp                       247,282                    4,839
  Fleming Cos., Inc.                            263,700                    4,839
* Sybron Dental Specialties, Inc.               260,700                    4,823
  Senior Housing Properties
    Trust REIT                                  306,800                    4,817
  Westar Energy, Inc.                           313,500                    4,812
* Ascential Software Corp.                    1,711,200                    4,774
* Parametric Technology Corp.                 1,333,000                    4,771
  American Financial Holdings, Inc.             159,200                    4,763
  Modine Manufacturing Co.                      193,785                    4,763
* Spherion Corp.                                399,106                    4,749
  USEC Inc.                                     539,700                    4,749
  Brandywine Realty Trust REIT                  183,100                    4,742
* GrafTech International Ltd.                   385,418                    4,741
  UCBH Holdings, Inc.                           124,700                    4,740
* Ariba, Inc.                                 1,476,400                    4,710
* Crown Castle International Corp.            1,198,000                    4,708
  Chateau Communities, Inc. REIT                153,700                    4,703
* The Wet Seal, Inc. Class A                    191,675                    4,658
* Celera Genomics Group-
    Applera Corp.                               388,100                    4,657
* Southern Union Co.                            273,169                    4,644
* AmeriPath, Inc.                               193,400                    4,642
* Stillwater Mining Co.                         291,750                    4,633
  Mills Corp. REIT                              149,447                    4,633
  Owens & Minor, Inc. Holding Co.               234,037                    4,625
  First Citizens BancShares Class A              41,800                    4,623
  Liberty Corp.                                 115,800                    4,615
* Cognex Corp.                                  230,000                    4,612
* Amylin Pharmaceuticals, Inc.                  420,900                    4,605
* FMC Corp.                                     152,400                    4,598
* Entegris Inc.                                 314,900                    4,598
  Massey Energy Co.                             361,500                    4,591
  G & K Services, Inc.                          134,050                    4,590
* Pacific Sunwear of California                 206,962                    4,588
* Electro Scientific Industries, Inc.           188,800                    4,588
  St. Mary Land & Exploration Co.               190,180                    4,551
* Avocent Corp.                                 285,398                    4,544
  Texas Industries, Inc.                        144,220                    4,541
* Stage Stores, Inc.                            130,560                    4,536
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Horace Mann Educators Corp.                   242,946              $     4,499
  UIL Holdings Corp.                             82,350                    4,485
  Avista Corp.                                  324,500                    4,478
  Patina Oil & Gas Corp.                        163,150                    4,474
* LTX Corp.                                     313,068                    4,471
* Lone Star Technologies, Inc.                  195,100                    4,468
  Kilroy Realty Corp. REIT                      166,900                    4,465
* Benchmark Electronics, Inc.                   154,800                    4,464
  ABM Industries                                256,900                    4,460
* El Paso Electric Co.                          321,600                    4,454
* OfficeMax, Inc.                               755,700                    4,451
  Kaydon Corp.                                  188,310                    4,446
* FTI Consulting, Inc.                          126,800                    4,439
* Chiquita Brands International, Inc.           247,400                    4,431
* Iomega Corp.                                  344,200                    4,423
* Moog Inc.                                     102,750                    4,406
* Grey Wolf, Inc.                             1,084,300                    4,402
  W Holding Co., Inc.                           182,000                    4,401
  Cathay Bancorp, Inc.                          106,020                    4,400
* CommScope, Inc.                               350,554                    4,382
* Abgenix, Inc.                                 442,700                    4,378
* Pinnacle Systems, Inc.                        398,300                    4,377
  Matthews International Corp.                  187,400                    4,376
  Albany International Corp.                    162,584                    4,375
  Cabot Oil & Gas Corp. Class A                 190,526                    4,354
* NBTY, Inc.                                    280,975                    4,349
* Sotheby's Holdings Class A                    305,000                    4,346
  Nu Skin Enterprises, Inc.                     298,500                    4,343
* Sylvan Learning Systems, Inc.                 217,484                    4,337
* Armor Holdings, Inc.                          169,900                    4,332
* Plains Resources Inc.                         161,800                    4,328
* FLIR Systems, Inc.                            102,800                    4,315
* Alaska Air Group, Inc.                        165,104                    4,309
* Dollar Thrifty Automotive
    Group, Inc.                                 165,700                    4,292
* Manhattan Associates, Inc.                    133,300                    4,287
* J.B. Hunt Transport Services, Inc.            144,900                    4,277
  Brady Corp. Class A                           124,000                    4,274
  MeriStar Hospitality Corp. REIT               280,134                    4,272
* Triumph Group, Inc.                            95,700                    4,268
* Unit Corp.                                    245,700                    4,263
* Lattice Semiconductor Corp.                   487,200                    4,258
* Teledyne Technologies, Inc.                   206,558                    4,257
* Borland Software Corp.                        413,300                    4,257
* Western Digital Corp.                       1,307,200                    4,248
* Zoran Corp.                                   185,400                    4,248
  Sun Communities, Inc. REIT                    102,000                    4,240
* Station Casinos, Inc.                         236,200                    4,216
  FactSet Research Systems Inc.                 141,300                    4,207
* Stewart Enterprises, Inc. Class A             658,000                    4,191
* Kulicke & Soffa Industries, Inc.              337,600                    4,183
  Tredegar Corp.                                173,000                    4,178
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                             SHARES                    (000)
--------------------------------------------------------------------------------
* SanDisk Corp.                                 336,900           $        4,178
* US Oncology, Inc.                             501,282                    4,176
* Hyperion Solutions Corp.                      228,919                    4,175
  Seacoast Financial Services Corp.             166,200                    4,167
* ATMI, Inc.                                    185,900                    4,159
  Anthracite Capital Inc. REIT                  313,300                    4,151
* Oceaneering International, Inc.               155,800                    4,129
* Kronos, Inc.                                  135,175                    4,121
  Hancock Holding Co.                            61,107                    4,117
* CONMED Corp.                                  184,125                    4,112
  CVB Financial Corp.                           181,016                    4,111
* SangStat Medical Corp.                        178,700                    4,107
* Silicon Storage Technology, Inc.              524,900                    4,094
* Barra, Inc.                                   109,950                    4,088
* Powerwave Technologies, Inc.                  444,879                    4,075
* FEI Co.                                       165,500                    4,056
  Quanex Corp.                                   92,800                    4,055
* Newport Corp.                                 258,900                    4,054
  Surewest Communications                        76,290                    4,053
* Pediatrix Medical Group, Inc.                 161,900                    4,048
  The Standard Register Co.                     118,000                    4,034
* Cost Plus, Inc.                               132,150                    4,025
* Ryan's Family Steak Houses, Inc.              304,500                    4,022
* Trimeris, Inc.                                 90,600                    4,022
  LandAmerica Financial Group, Inc.             127,500                    4,016
* Rayovac Corp.                                 217,500                    4,013
  Commercial Net Lease Realty REIT              250,500                    4,008
* Veeco Instruments, Inc.                       172,900                    3,996
* EGL, Inc.                                     234,450                    3,976
* Bally Total Fitness Holding Corp.             212,100                    3,968
  Solutia, Inc.                                 564,900                    3,966
* IHOP Corp.                                    134,500                    3,961
* PSS World Medical, Inc.                       488,162                    3,954
* Prime Hospitality Corp.                       305,100                    3,951
  JLG Industries, Inc.                          280,600                    3,937
  Amcore Financial, Inc.                        169,720                    3,932
* Flowers Foods, Inc.                           151,150                    3,907
* Red Hat, Inc.                                 665,620                    3,907
  Delphi Financial Group, Inc.                   90,305                    3,906
  Commercial Metals Co.                          82,866                    3,890
* SCP Pool Corp.                                140,050                    3,888
  Provident Bankshares Corp.                    164,102                    3,888
* Pathmark Stores, Inc.                         206,500                    3,884
* CUNO Inc.                                     107,150                    3,877
* Genesis Health Ventures, Inc.                 192,700                    3,871
* HNC Software, Inc.                            231,400                    3,864
  Sterling Bancshares, Inc.                     261,450                    3,862
  Overseas Shipholding Group Inc.               182,894                    3,855
* ESS Technology, Inc.                          219,500                    3,850
* Dycom Industries, Inc.                        328,300                    3,838
* ShopKo Stores, Inc.                           192,000                    3,836
  Vintage Petroleum, Inc.                       321,800                    3,829
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Net.B@nk, Inc.                                328,600                $   3,828
* Knight Transportation, Inc.                   164,375                    3,812
  Colonial Properties Trust REIT                 97,600                    3,802
  Landry's Restaurants, Inc.                    148,900                    3,798
* FreeMarkets, Inc.                             268,700                    3,797
  Carpenter Technology Corp.                    131,670                    3,793
* Maverick Tube Corp.                           252,300                    3,785
  New Century Financial Corp.                   108,100                    3,780
  Nordson Corp.                                 153,009                    3,773
* Silicon Graphics, Inc.                      1,283,100                    3,772
  PMA Capital Corp. Class A                     178,211                    3,769
* Journal Register Co.                          186,900                    3,757
  Kimball International, Inc. Class B           229,200                    3,757
* Arkansas Best Corp.                           147,400                    3,756
  Thor Industries, Inc.                          52,700                    3,755
  UAL Corp.                                     326,900                    3,740
* MAXIMUS, Inc.                                 117,900                    3,737
* MSC Industrial Direct Co., Inc.
    Class A                                     190,800                    3,721
  First Charter Corp.                           205,700                    3,719
* Sierra Health Services, Inc.                  166,100                    3,712
  MacDermid, Inc.                               174,600                    3,712
* Hanover Compressor Co.                        274,800                    3,710
* Penn National Gaming, Inc.                    204,000                    3,703
* Websense, Inc.                                144,700                    3,700
* Hovnanian Enterprises Class A                 103,100                    3,699
* Syncor International Corp.                    117,400                    3,698
  NBT Bancorp, Inc.                             204,486                    3,695
  Helix Technology Corp.                        179,200                    3,692
* CKE Restaurants Inc.                          324,010                    3,687
* AmSurg Corp.                                  140,300                    3,684
  Wellman, Inc.                                 218,900                    3,667
  Regal-Beloit Corp.                            153,800                    3,662
* Coinstar, Inc.                                149,600                    3,658
* Paxar Corp.                                   218,356                    3,657
  Elcor Corp.                                   131,625                    3,649
* Rare Hospitality International Inc.           135,500                    3,648
* Noven Pharmaceuticals, Inc.                   142,800                    3,641
  Winnebago Industries, Inc.                     82,700                    3,639
* Unifi, Inc.                                   333,660                    3,637
* DSP Group Inc.                                185,346                    3,633
  Cornerstone Realty Income
    Trust, Inc. REIT                            325,000                    3,630
  UniSource Energy Corp.                        195,160                    3,624
* Sepracor Inc.                                 379,300                    3,622
* Steel Dynamics, Inc.                          219,000                    3,607
* InterMune Inc.                                170,500                    3,598
  Woodward Governor Co.                          60,800                    3,594
* Haemonetics Corp.                             123,050                    3,593
  Grey Global Group Inc.                          5,200                    3,588
* Wilson Greatbatch
    Technologies, Inc.                          139,800                    3,562
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Ruddick Corp.                                 212,464             $      3,559
  First Financial Bankshares, Inc.               84,987                    3,556
  Libbey, Inc.                                  103,900                    3,543
  FBR Asset Investment Corp. REIT               106,000                    3,535
* Advanced Digital Information Corp.            419,100                    3,533
* W-H Energy Services, Inc.                     158,900                    3,521
* VISX Inc.                                     322,700                    3,517
* Resources Connection, Inc.                    130,300                    3,517
* Macromedia, Inc.                              395,560                    3,509
* Photon Dynamics, Inc.                         116,900                    3,507
* Alliance Gaming Corp.                         286,400                    3,500
  Summit Properties, Inc. REIT                  151,300                    3,497
* Vitesse Semiconductor Corp.                 1,102,300                    3,483
  Dime Community Bancshares                     153,440                    3,482
* Monaco Coach Corp.                            160,575                    3,480
  Capital Automotive REIT                       145,800                    3,479
* Kindred Healthcare, Inc.                       77,800                    3,472
  Stewart & Stevenson
    Services, Inc.                              195,710                    3,472
  Westbanco Inc.                                146,379                    3,471
* P.F. Chang's China Bistro, Inc.               110,400                    3,469
* Newpark Resources, Inc.                       470,500                    3,458
  Anchor Bancorp Wisconsin Inc.                 143,300                    3,455
* S1 Corp.                                      466,500                    3,447
* Conseco Inc.                                1,718,600                    3,437
* Photronics Labs Inc.                          181,300                    3,434
  A.O. Smith Corp.                              111,400                    3,432
  Hollinger International, Inc.                 286,000                    3,432
* Itron, Inc.                                   130,800                    3,431
  Alpharma, Inc. Class A                        201,934                    3,429
* Pharmaceutical Resources, Inc.                123,300                    3,425
  BankAtlantic Bancorp, Inc.
    Class A                                     281,566                    3,393
* Action Performance Cos., Inc.                 107,100                    3,384
  Harleysville National Corp.                   125,246                    3,383
* Footstar Inc.                                 138,100                    3,378
  Glimcher Realty Trust REIT                    183,500                    3,376
* Genlyte Group, Inc.                            83,100                    3,376
* ProQuest Co.                                   94,900                    3,364
* Genesco, Inc.                                 138,000                    3,360
* Tesoro Petroleum Corp.                        433,300                    3,358
* First Federal Financial Corp.                 115,750                    3,357
* United Defense Industries Inc.                145,400                    3,344
* Watson Wyatt & Co. Holdings                   138,000                    3,342
  Brown Shoe Co., Inc.                          118,700                    3,335
* Corrections Corp. of America REIT             192,587                    3,332
* Interdigital Communications Corp.             367,700                    3,328
* Gaylord Entertainment Co. Class A             147,875                    3,323
  Arch Chemicals, Inc.                          136,000                    3,322
* Unilab Corp.                                  121,040                    3,315
* FileNET Corp.                                 228,600                    3,315
* Regeneron Pharmaceuticals, Inc.               228,400                    3,314
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Quiksilver, Inc.                              133,100              $     3,301
* CV Therapeutics, Inc.                         177,200                    3,299
* Insituform Technologies Inc.
    Class A                                     155,700                    3,298
  The Trust Co. of New Jersey                   127,870                    3,286
  Pacific Northwest Bancorp                     104,900                    3,285
  Heritage Property Investment
    Trust REIT                                  122,900                    3,283
* IGEN International, Inc.                      103,700                    3,267
* Incyte Genomics, Inc.                         449,049                    3,265
* American Tower Corp. Class A                  946,000                    3,264
* Superior Energy Services, Inc.                321,060                    3,259
* Foundry Networks, Inc.                        463,200                    3,256
  Frontier Financial Corp.                      110,700                    3,249
  Harbor Florida Bancshares, Inc.               146,384                    3,248
  Unizan Financial Corp.                        151,580                    3,245
  Florida East Coast Industries, Inc.
    Class A                                     128,200                    3,243
* Sunrise Assisted Living, Inc.                 121,000                    3,243
* Documentum, Inc.                              269,800                    3,238
  Bowne & Co., Inc.                             219,500                    3,235
  Wintrust Financial Corp.                       93,513                    3,233
  Boston Private Financial
    Holdings, Inc.                              130,600                    3,231
  Belden, Inc.                                  155,000                    3,230
* Offshore Logistics, Inc.                      134,900                    3,223
* Dionex Corp.                                  120,200                    3,220
* Priority Healthcare Corp. Class B             137,000                    3,219
* BE Avionics Inc.                              244,200                    3,219
* Sycamore Networks, Inc.                       832,900                    3,215
  Strayer Education, Inc.                        50,550                    3,215
  Sandy Spring Bancorp, Inc.                     99,700                    3,205
  Casey's General Stores, Inc.                  266,157                    3,205
  Longview Fibre Co.                            339,495                    3,198
  Wabtec Corp.                                  232,156                    3,197
* Griffon Corp.                                 176,430                    3,193
* Mercury Computer Systems, Inc.                147,300                    3,192
* Cable Design Technologies Corp.               296,925                    3,192
* Digital Insight Corp.                         193,800                    3,188
  National Penn Bancshares Inc.                 121,562                    3,185
  Pulitzer, Inc.                                 61,300                    3,181
  Argonaut Group, Inc.                          148,300                    3,177
* Esterline Technologies Corp.                  139,800                    3,173
  C & D Technologies, Inc.                      176,000                    3,172
* First Horizon Pharmaceutical Corp.            153,000                    3,166
* MICROS Systems, Inc.                          114,000                    3,159
* Quest Software, Inc.                          217,400                    3,159
  Mid-State Bancshares                          163,400                    3,154
  Russell Corp.                                 163,525                    3,148
* Macrovision Corp.                             239,500                    3,140
  Kelly Services, Inc. Class A                  116,200                    3,139
* Progress Software Corp.                       212,200                    3,132
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                             SHARES                    (000)
--------------------------------------------------------------------------------
* J. Jill Group, Inc.                            82,400              $     3,127
  Northwestern Corp.                            184,300                    3,124
* SPS Technologies, Inc.                         81,800                    3,122
* Atrix Laboratories, Inc.                      139,900                    3,113
* Littelfuse, Inc.                              134,400                    3,109
* DIANON Systems, Inc.                           58,174                    3,108
* Papa John's International, Inc.                93,035                    3,106
* Kroll Inc.                                    147,900                    3,103
* Kirby Corp.                                   126,800                    3,100
* Power Integrations, Inc.                      173,100                    3,098
  Lone Star Steakhouse &
    Saloon, Inc.                                131,300                    3,097
* Ocular Sciences, Inc.                         116,600                    3,090
  Manufactured Home
    Communities, Inc. REIT                       88,000                    3,089
* ILEX Oncology, Inc.                           219,000                    3,086
* Cerus Corp.                                    91,000                    3,083
  United Community Banks, Inc.                  103,830                    3,076
* Kopin Corp.                                   465,290                    3,071
  Park Electrochemical Corp.                    115,700                    3,066
  Oshkosh B' Gosh, Inc. Class A                  70,500                    3,066
  M/I Schottenstein Homes, Inc.                  82,300                    3,066
* AFC Enterprises, Inc.                          98,000                    3,063
* Choice Hotel International, Inc.              152,900                    3,060
  Engineered Support
    Systems, Inc.                                58,482                    3,059
  Frontier Oil Corp.                            175,300                    3,054
  Madison Gas & Electric Co.                    109,575                    3,052
* Alloy, Inc.                                   211,200                    3,050
* Sinclair Broadcast Group, Inc.                211,200                    3,050
* Cell Genesys, Inc.                            225,853                    3,047
* GlobespanVirata, Inc.                         787,178                    3,046
* Actel Corp.                                   144,800                    3,044
* webMethods, Inc.                              307,200                    3,041
* Boyd Gaming Corp.                             211,400                    3,036
  Empire District Electric Co.                  147,570                    3,025
* Cognizant Technology
    Solutions Corp.                              56,100                    3,015
* Albany Molecular Research, Inc.               142,200                    3,006
* Commonwealth Telephone
    Enterprises, Inc.                            74,699                    3,006
  The Laclede Group, Inc.                       128,000                    3,005
* eFunds Corp.                                  316,700                    3,005
* McDATA Corp. Class A                          341,100                    3,005
* PRG-Schultz International, Inc.               243,950                    3,003
* Rogers Corp.                                  107,800                    2,998
  EDO Corp.                                     105,000                    2,993
* Isis Pharmaceuticals, Inc.                    314,500                    2,991
* Saxon Capital Inc.                            183,760                    2,990
  Wausau-Mosinee Paper Corp.                    248,062                    2,989
* Hain Celestial Group, Inc.                    161,500                    2,988
  PFF Bancorp, Inc.                              77,800                    2,987
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Methode Electronics, Inc. Class A             232,800                $   2,973
* United Surgical Partners
    International, Inc.                          97,310                    2,969
  GenCorp, Inc.                                 207,340                    2,965
* InFocus Corp.                                 251,656                    2,965
  WD-40 Co.                                     106,600                    2,959
  Greif Brothers Corp. Class A                   88,600                    2,956
* Inhale Therapeutic Systems                    297,500                    2,954
* Cirrus Logic                                  394,200                    2,953
* Thoratec Corp.                                328,363                    2,952
* Quantum Corp.                                 702,700                    2,951
  Apex Mortgage Capital, Inc. REIT              197,025                    2,949
  Taubman Co. REIT                              194,400                    2,945
  First Financial Holdings, Inc.                 91,600                    2,945
* Odyssey Healthcare, Inc.                       81,800                    2,945
  Hooper Holmes, Inc.                           364,600                    2,942
  Suffolk Bancorp                                80,600                    2,942
* Pegasus Solutions Inc.                        166,950                    2,922
* Medarex, Inc.                                 393,300                    2,918
* BroadWing Inc.                              1,121,600                    2,916
  Roadway Corp.                                  81,100                    2,914
* The Dress Barn, Inc.                          187,700                    2,904
  Alabama National BanCorporation                67,000                    2,900
* Ionics, Inc.                                  119,200                    2,891
  JDN Realty Corp. REIT                         231,350                    2,885
  Presidential Life Corp.                       141,900                    2,876
* Simpson Manufacturing Co.                      50,300                    2,874
* ESCO Technologies Inc.                         82,100                    2,874
* RehabCare Group, Inc.                         119,400                    2,869
* Tractor Supply Co.                             40,400                    2,868
* Martek Biosciences Corp.                      136,900                    2,864
  NUI Corp.                                     105,000                    2,861
  Impac Mortgage
    Holdings, Inc. REIT                         212,200                    2,860
  Sterling Financial Corp. (PA)                 114,600                    2,860
* Systems & Computer
    Technology Corp.                            211,700                    2,860
* International Multifoods Corp.                108,500                    2,860
* Silgan Holdings, Inc.                          70,500                    2,851
  Entertainment Properties
    Trust REIT                                  115,700                    2,851
* Internet Security Systems, Inc.               216,400                    2,839
  Thomas Industries, Inc.                        99,250                    2,839
* Insight Communications Co., Inc.              241,900                    2,837
  D&K Healthcare Resources, Inc.                 80,450                    2,837
  Corus Bankshares Inc.                          61,700                    2,833
  Hudson River Bancorp. Inc.                    104,700                    2,826
* Fossil, Inc.                                  137,350                    2,824
* Aeroflex, Inc.                                405,850                    2,821
* Trammell Crow Co.                             194,750                    2,814
  First Merchants Corp.                          93,745                    2,812
  Alfa Corp.                                    240,300                    2,812
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* BankUnited Financial Corp.                    146,600             $      2,807
  Apogee Enterprises, Inc.                      194,700                    2,796
* NCO Group, Inc.                               128,350                    2,795
* JAKKS Pacific, Inc.                           157,550                    2,790
* Remington Oil & Gas Corp.                     139,500                    2,779
* Jo-Ann Stores, Inc. Class A                    95,020                    2,775
* SOURCECORP, Inc.                              104,600                    2,772
* Myriad Genetics, Inc.                         136,000                    2,766
  Sovran Self Storage, Inc. REIT                 83,000                    2,761
* Therasense, Inc.                              149,480                    2,756
* O'Charley's Inc.                              108,800                    2,753
  IRT Property Co. REIT                         218,198                    2,749
  Spartech Corp.                                100,800                    2,745
* Integra LifeSciences Holdings                 125,600                    2,732
* XM Satellite Radio Holdings, Inc.             370,200                    2,721
* Hutchinson Technology, Inc.                   173,800                    2,718
* City Holding Co.                              116,100                    2,718
  West Pharmaceutical Services, Inc.             84,694                    2,718
* NPS Pharmaceuticals Inc.                      177,200                    2,715
  American States Water Co.                     103,000                    2,713
* Serologicals Corp.                            148,300                    2,712
* ExpressJet Holdings, Inc.                     206,900                    2,700
* School Specialty, Inc.                        101,600                    2,698
  South Jersey Industries, Inc.                  79,936                    2,698
* URS Corp.                                      96,800                    2,691
  Central Parking Corp.                         117,300                    2,691
* American Medical Systems
    Holdings, Inc.                              133,900                    2,686
* Connetics Corp.                               207,900                    2,686
* Kmart Corp.                                 2,596,700                    2,675
* Input/Output, Inc.                            296,900                    2,672
* Trimble Navigation Ltd.                       172,339                    2,671
  Glacier Bancorp, Inc.                         108,900                    2,668
* Veritas DGC Inc.                              211,300                    2,662
* Bay View Capital Corp.                        414,999                    2,660
* DuPont Photomasks, Inc.                        81,900                    2,660
  Bedford Property
    Investors, Inc. REIT                         98,100                    2,659
* ADTRAN Inc.                                   139,200                    2,645
* TIBCO Software Inc.                           474,700                    2,639
* Microtune, Inc.                               295,900                    2,636
  Lexington Corporate Properties
    Trust REIT                                  159,700                    2,635
* Nortek, Inc.                                   58,400                    2,634
* Oakley, Inc.                                  150,200                    2,629
* Headwaters Inc.                               166,600                    2,624
* AsiaInfo Holdings, Inc.                       198,000                    2,624
  F & M Bancorp                                  74,359                    2,623
* The Gymboree Corp.                            163,600                    2,621
* CDI Corp.                                      80,500                    2,620
* Anteon International Corp.                    103,300                    2,611
  First Federal Capital Corp.                   118,100                    2,610
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Actuant Corp.                                  63,200             $      2,607
* Universal Compression
    Holdings, Inc.                              109,000                    2,601
* Southwestern Energy Co.                       171,200                    2,599
  Mid-America Apartment
    Communities, Inc. REIT                       96,400                    2,593
  MB Financial, Inc.                             77,295                    2,586
* Viasys Healthcare Inc.                        147,900                    2,581
* Forward Air Corp.                              78,500                    2,573
* On Assignment, Inc.                           144,500                    2,572
  Applied Industrial Technology, Inc.           131,800                    2,570
  Pennsylvania REIT                              94,800                    2,570
  Burlington Coat Factory
    Warehouse Corp.                             120,840                    2,568
  Connecticut Bancshares, Inc.                   77,300                    2,566
* Transaction Systems
    Architects, Inc.                            217,400                    2,557
  Kaman Corp. Class A                           152,400                    2,554
* Global Industries Ltd.                        365,200                    2,553
* The Topps Co., Inc.                           253,700                    2,552
* United Natural Foods, Inc.                    130,700                    2,549
* Mykrolis Corp.                                215,700                    2,547
  Glenborough Realty
    Trust, Inc. REIT                            107,400                    2,545
  Independent Bank Corp. (MI)                    80,530                    2,542
  Chemed Corp.                                   67,300                    2,537
  Umpqua Holdings Corp.                         137,200                    2,535
* Teletech Holdings Inc.                        265,700                    2,535
* Checkpoint Systems, Inc.                      216,400                    2,532
  EastGroup Properties, Inc. REIT                99,300                    2,530
* Ciber, Inc.                                   348,900                    2,530
* Financial Federal Corp.                        75,350                    2,528
* Gene Logic Inc.                               180,500                    2,527
* AstroPower, Inc.                              128,400                    2,522
  Koger Equity, Inc. REIT                       130,600                    2,521
* WebEx Communications, Inc.                    158,500                    2,520
  RAIT Investment Trust REIT                    106,100                    2,518
  Community Bank System, Inc.                    78,000                    2,516
* Advanced Energy Industries, Inc.              113,400                    2,515
  Chesapeake Corp. of Virginia                   95,500                    2,515
  Schweitzer-Mauduit
    International, Inc.                         102,200                    2,514
  Westcorp, Inc.                                 78,797                    2,513
* Boca Resorts, Inc. Class A                    189,400                    2,510
* Movie Gallery, Inc.                           118,700                    2,507
* ValueVision Media, Inc.                       137,900                    2,503
  Novastar Financial, Inc. REIT                  69,850                    2,497
* Ultratech Stepper, Inc.                       154,200                    2,496
  Arrow International, Inc.                      63,800                    2,491
* ProAssurance Corp.                            145,196                    2,487
  Tompkins Trustco, Inc.                         51,000                    2,484
  Walter Industries, Inc.                       183,700                    2,480
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                             SHARES                    (000)
--------------------------------------------------------------------------------
* Spanish Broadcasting
    System, Inc.                                247,900               $    2,479
* Heidrick & Struggles
    International, Inc.                         124,100                    2,478
* Triarc Cos., Inc. Class A                      90,600                    2,478
* ScanSoft, Inc.                                325,680                    2,472
* Swift Energy Co.                              158,320                    2,470
* AMC Entertainment, Inc.                       173,900                    2,469
  Phillips-Van Heusen Corp.                     158,200                    2,468
  CTS Corp.                                     204,400                    2,459
  First Source Corp.                             99,456                    2,459
  AMLI Residential Properties
    Trust REIT                                   94,200                    2,449
  Cohu, Inc.                                    141,700                    2,449
  Cubic Corp.                                   103,300                    2,448
* ImClone Systems, Inc.                         281,200                    2,445
  JP Realty Inc. REIT                            91,700                    2,444
  Tennant Co.                                    61,700                    2,443
* Pure Resources, Inc.                          117,400                    2,442
* Handleman Co.                                 168,200                    2,432
* Vignette Corp.                              1,234,100                    2,431
  Lance, Inc.                                   166,007                    2,420
* Sequa Corp. Class A                            37,000                    2,419
  Nash-Finch Co.                                 75,600                    2,416
  Vector Group Ltd.                             135,723                    2,416
* California Pizza Kitchen, Inc.                 97,400                    2,416
* Priceline.com Inc.                            865,000                    2,413
  First Financial Corp. (IN)                     46,900                    2,412
* United Auto Group, Inc.                       115,600                    2,410
  PS Business Parks, Inc. REIT                   68,900                    2,408
  Weis Markets, Inc.                             64,600                    2,406
  National Health Investors REIT                150,200                    2,403
* Raytech Corp.                                 265,480                    2,403
  RFS Hotel Investors, Inc. REIT                177,300                    2,401
  Russ Berrie and Co., Inc.                      67,800                    2,400
* Magnum Hunter Resources Inc.                  304,000                    2,399
* Adolor Corp.                                  212,600                    2,394
* Mediacom Communications Corp.                 307,100                    2,392
* Playtex Products, Inc.                        184,700                    2,392
* MTR Gaming Group Inc.                         142,800                    2,385
  Interface, Inc.                               296,500                    2,384
* Bio-Technology General Corp.                  395,200                    2,375
* FuelCell Energy, Inc.                         230,600                    2,373
* Proxim Corp. Class A                          791,014                    2,372
  Redwood Trust, Inc. REIT                       75,300                    2,372
  Integra Bank Corp.                            105,866                    2,371
* Meritage Corp.                                 52,400                    2,368
* Silicon Image, Inc.                           387,000                    2,368
* SurModics, Inc.                                90,900                    2,362
* TETRA Technologies, Inc.                       88,900                    2,360
* Triad Guaranty, Inc.                           54,200                    2,359
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  America First Mortgage
    Investments, Inc. REIT                      239,500             $      2,359
* Identix, Inc.                                 322,537                    2,354
  California Water Service Group                 93,926                    2,352
* Palm Harbor Homes, Inc.                       118,429                    2,352
* Standard Microsystem Corp.                     99,500                    2,349
  Deltic Timber Corp.                            68,100                    2,348
* CIMA Labs Inc.                                 97,283                    2,346
  Fidelity Bankshares, Inc.                     106,500                    2,343
  First Sentinel Bancorp Inc.                   170,240                    2,343
* Atwood Oceanics, Inc.                          61,500                    2,327
* Maxygen Inc.                                  194,000                    2,324
* Orbital Sciences Corp.                        289,800                    2,310
* Exelixis, Inc.                                305,400                    2,300
* Speedway Motorsports, Inc.                     90,400                    2,299
* Informatica Corp.                             324,100                    2,298
* Finish Line, Inc.                             128,200                    2,297
* Rambus Inc.                                   561,100                    2,295
* Stewart Information
    Services Corp.                              113,800                    2,292
* Steak n Shake Co.                             147,399                    2,285
* Skechers U.S.A., Inc.                         105,600                    2,282
* Korn/Ferry International                      250,736                    2,282
* Bright Horizons Family
    Solutions, Inc.                              68,900                    2,281
* Tularik, Inc.                                 248,700                    2,281
* The Sports Authority, Inc.                    200,600                    2,279
* Knight Trading Group, Inc.                    433,800                    2,273
  Farmer Brothers, Inc.                           6,250                    2,267
* Tekelec                                       281,900                    2,264
* Ivex Packaging Corp.                           99,300                    2,261
  Datascope Corp.                                81,800                    2,261
* PAREXEL International Corp.                   162,400                    2,259
* Hecla Mining Co.                              480,560                    2,249
  R & G Financial Corp. Class B                  94,800                    2,248
* ICU Medical, Inc.                              72,650                    2,245
* AmeriTrade Holding Corp.                      487,900                    2,244
* NCI Building Systems, Inc.                    126,000                    2,243
  Analogic Corp.                                 45,600                    2,242
* Nautica Enterprises, Inc.                     172,414                    2,240
  CPB, Inc.                                      48,600                    2,233
* Saga Communications, Inc.                      99,075                    2,229
* Enzo Biochem, Inc.                            155,396                    2,227
* Shuffle Master, Inc.                          121,180                    2,226
* Clark/Bardes Inc.                              97,300                    2,222
* Biosite Inc.                                   78,900                    2,221
  Caraustar Industries, Inc.                    177,900                    2,220
  R.L.I. Corp.                                   43,050                    2,219
* Aeropostale, Inc.                              80,800                    2,212
  Community Trust Bancorp Inc.                   78,600                    2,209
* Telik, Inc.                                   176,200                    2,203
* Del Monte Foods Co.                           186,500                    2,201
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Isle of Capri Casinos, Inc.                   108,600                $   2,199
  Cato Corp. Class A                             98,300                    2,192
  Bandag, Inc.                                   77,400                    2,192
* Echelon Corp.                                 170,100                    2,191
  Universal Forest Products, Inc.                93,500                    2,190
  Carbo Ceramics Inc.                            59,200                    2,188
  Gold Banc Corp., Inc.                         199,400                    2,187
* Robert Mondavi Corp. Class A                   63,800                    2,184
* Rent-Way, Inc.                                169,000                    2,183
* Symyx Technologies                            156,800                    2,183
  The Marcus Corp.                              131,000                    2,181
* INAMED Corp.                                   81,600                    2,180
* Gardner Denver Inc.                           108,900                    2,178
  Aaron Rents, Inc. Class B                      90,500                    2,167
  Town & Country Trust REIT                      96,600                    2,164
* Tweeter Home Entertainment
    Group, Inc.                                 132,300                    2,162
  The Stride Rite Corp.                         270,000                    2,160
* Impath, Inc.                                  120,200                    2,158
  Equity Inns, Inc. REIT                        269,400                    2,155
  Mine Safety Appliances Co.                     53,800                    2,152
  ChemFirst Inc.                                 75,100                    2,152
  United National Bancorp                        93,546                    2,152
* Legato Systems, Inc.                          595,895                    2,145
  Landauer, Inc.                                 55,900                    2,143
* The Great Atlantic &
    Pacific Tea Co., Inc.                       114,400                    2,138
  NACCO Industries, Inc. Class A                 36,795                    2,138
  Getty Realty Holding Corp. REIT               105,500                    2,136
  Penn Virginia Corp.                            54,800                    2,136
* Imagistics International Inc.                  99,400                    2,134
  Inter-Tel, Inc.                               124,400                    2,128
* Local Financial Corp.                         130,200                    2,124
  Pioneer Standard Electronics Inc.             204,350                    2,123
* Hydrill Co.                                    79,200                    2,123
  Oriental Financial Group Inc.                  83,622                    2,121
* Genta Inc.                                    255,700                    2,120
  U.S. Restaurant
    Properties, Inc. REIT                       127,900                    2,119
* Omnova Solutions Inc.                         252,200                    2,118
* AirTran Holdings, Inc.                        395,900                    2,118
  MCG Capital Corp.                             126,700                    2,117
* Chiles Offshore, Inc.                          87,200                    2,115
* Dura Automotive Systems, Inc.                 101,435                    2,105
  Sterling Bancorp                               59,880                    2,102
  K-Swiss, Inc.                                  80,800                    2,099
* Cadiz Inc.                                    246,900                    2,098
* Magna Entertainment Corp.
   Class A                                      300,200                    2,098
  Watsco, Inc.                                  114,850                    2,097
* Wild Oats Markets Inc.                        130,200                    2,096
* Scientific Games Corp.                        263,900                    2,095
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Mississippi Valley
    Bancshares, Inc.                             40,400            $       2,090
  Hancock Fabrics, Inc.                         112,500                    2,089
* Wright Medical Group, Inc.                    103,380                    2,084
  Mid Atlantic Realty Trust REIT                118,400                    2,084
  Simmons First National                         48,900                    2,083
  Washington Trust Bancorp, Inc.                 87,700                    2,078
  Flagstar Bancorp, Inc.                         89,650                    2,071
  Haverty Furniture Cos., Inc.                  104,800                    2,070
  Franklin Electric, Inc.                        43,900                    2,066
  Watts Industries Class A                      103,900                    2,062
* The Children's Place
    Retail Stores, Inc.                          77,800                    2,062
* InterCept, Inc.                                99,500                    2,062
* ProBusiness Services, Inc.                    141,200                    2,057
* Magma Design Automation, Inc.                 122,400                    2,056
* RailAmerica, Inc.                             189,800                    2,054
* Intermagnetics General Corp.                  101,284                    2,046
  First Community Bancshares, Inc.               60,600                    2,040
* Manugistics Group, Inc.                       333,700                    2,039
* ScanSource, Inc.                               33,200                    2,039
* Dendrite International, Inc.                  210,600                    2,037
* Electronics Boutique Holdings Corp.            69,500                    2,036
* Aspen Technologies, Inc.                      243,900                    2,034
* ANSYS, Inc.                                   101,200                    2,034
  Financial Institutions, Inc.                   53,500                    2,026
  Omega Financial Corp.                          55,200                    2,015
* Daisytek International Corp.                  118,800                    2,015
  Kramont Realty Trust REIT                     126,000                    2,015
  Fleetwood Enterprises, Inc.                   231,500                    2,014
* Houston Exploration Co.                        69,400                    2,013
* CSK Auto Corp.                                144,300                    2,012
* Ameristar Casinos, Inc.                        68,900                    2,002
* Interland Inc.                                635,600                    2,002
* Riverstone Networks, Inc.                     638,900                    2,000
  Investors Real Estate Trust REIT              187,500                    1,999
  Irwin Financial Corp.                          99,400                    1,998
  Fisher Communications, Inc.                    34,000                    1,996
  United Community Financial Corp.              212,900                    1,993
* Hanger Orthopedic Group, Inc.                 131,900                    1,989
* Buca, Inc.                                    104,400                    1,989
  Odyssey Re Holdings Corp.                     114,300                    1,988
* Radiologix Inc.                               131,500                    1,986
  Universal Health Realty
    Income REIT                                  75,100                    1,983
* Concurrent Computer Corp.                     423,000                    1,967
* Intrado Inc.                                  101,500                    1,965
* Power-One, Inc.                               315,800                    1,964
* Wind River Systems Inc.                       391,500                    1,961
* Right Management
    Consultants, Inc.                            74,500                    1,959
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                             SHARES                    (000)
--------------------------------------------------------------------------------
  New England Business
    Service, Inc.                                77,900             $      1,958
* Ultimate Electronics, Inc.                     75,500                    1,956
* Cyberonics, Inc.                              148,945                    1,954
* Versicor, Inc.                                145,200                    1,953
* Citizens, Inc.                                150,365                    1,952
* Micromuse Inc.                                437,300                    1,946
  Parkway Properties Inc. REIT                   53,600                    1,940
  Rollins, Inc.                                  95,100                    1,934
  Pope & Talbot, Inc.                           103,000                    1,929
* First Republic Bank                            70,700                    1,928
* K-V Pharmaceutical Co. Class A                 71,300                    1,925
* Mesa Air Group Inc.                           208,600                    1,919
* MatrixOne, Inc.                               318,700                    1,915
* InVision Technologies, Inc.                    79,700                    1,915
* Sonus Networks, Inc.                          948,100                    1,915
* Therma-Wave Inc.                              168,100                    1,915
  Berry Petroleum Class A                       113,400                    1,911
  Arctic Cat, Inc.                              109,800                    1,909
* MIM Corp.                                     157,900                    1,909
* Gulfmark Offshore, Inc.                        46,100                    1,909
* Alderwoods Group, Inc.                        248,180                    1,901
* Lithia Motors, Inc.                            70,600                    1,901
  Oneida Ltd.                                    99,135                    1,898
* Arris Group Inc.                              431,400                    1,898
* Pre-Paid Legal Services, Inc.                  95,200                    1,894
* ArthroCare Corp.                              147,300                    1,894
  Independent Bank Corp. (MA)                    82,700                    1,893
* VCA Antech, Inc.                              119,260                    1,890
  Dimon Inc.                                    273,100                    1,890
* Alexion Pharmaceuticals, Inc.                 124,600                    1,888
  Valmont Industries, Inc.                       92,700                    1,885
* Per-Se Technologies, Inc.                     204,216                    1,879
* Select Medical Corp.                          119,800                    1,876
* Zoll Medical Corp.                             57,500                    1,870
* J & J Snack Foods Corp.                        41,600                    1,870
* VitalWorks Inc.                               227,960                    1,869
* Hologic, Inc.                                 120,620                    1,868
* E.piphany Inc.                                425,400                    1,868
  Standex International Corp.                    74,400                    1,867
  Calgon Carbon Corp.                           222,300                    1,867
* Molecular Devices Corp.                       104,700                    1,864
* Advanced Neuromodulation
    Systems, Inc.                                61,100                    1,864
* Pixelworks, Inc.                              222,100                    1,863
* Liberate Technologies, Inc.                   705,500                    1,862
  United Fire & Casualty Co.                     49,100                    1,855
* Penwest Pharmaceuticals Co.                    95,100                    1,854
  Sturm, Ruger & Co., Inc.                      131,000                    1,854
* Quanta Services, Inc.                         187,600                    1,852
  West Coast Bancorp                            107,900                    1,850
* TBC Corp.                                     116,500                    1,850
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Agile Software Corp.                          254,400             $      1,849
* Forrester Research, Inc.                       95,300                    1,849
* MedQuist, Inc.                                 69,411                    1,848
* Finisar Corp.                                 779,100                    1,846
  Bank of Granite Corp.                          93,428                    1,840
* AMERIGROUP Corp.                               66,300                    1,839
  CT Communications, Inc.                       113,500                    1,839
* UNOVA, Inc.                                   282,800                    1,835
* Ventana Medical Systems, Inc.                  83,600                    1,835
* Corixa Corp.                                  267,766                    1,834
  Herbalife International Class A                95,900                    1,832
* Key Production Co., Inc.                       93,600                    1,825
* 3Tec Energy Corp.                             104,600                    1,823
  Saul Centers, Inc. REIT                        70,700                    1,823
* Range Resources Corp.                         325,000                    1,820
* CoStar Group, Inc.                             88,620                    1,819
* Navigant Consulting, Inc.                     259,700                    1,815
* Touch America Holdings, Inc.                  659,298                    1,813
* K-V Pharmaceutical Co. Class B                 68,975                    1,811
* WMS Industries, Inc.                          147,800                    1,811
* Genesee & Wyoming Inc. Class A                 80,000                    1,805
* Champion Enterprises, Inc.                    321,048                    1,804
  Zenith National Insurance Corp.                56,600                    1,803
  Brookline Bancorp, Inc.                        71,100                    1,799
* Westport Resources Corp.                      109,650                    1,798
* The Medicines Co.                             145,300                    1,792
* General Communication, Inc.                   268,300                    1,790
* Aviall Inc.                                   127,800                    1,789
  MTS Systems Corp.                             142,400                    1,787
* InterTAN, Inc.                                159,950                    1,783
* Tanox, Inc.                                   164,600                    1,783
  Bel Fuse, Inc. Class B                         65,900                    1,783
  First Niagara Financial Group, Inc.            64,200                    1,782
  SWS Group, Inc.                                90,693                    1,779
* Metro One
    Telecommunications, Inc.                    127,200                    1,776
* Stein Mart, Inc.                              149,500                    1,775
  LSI Industries Inc.                            96,600                    1,775
  Ameron International Corp.                     24,700                    1,773
* Tier Technologies, Inc.                        99,500                    1,773
  Valhi, Inc.                                   113,400                    1,772
* Startek, Inc.                                  66,200                    1,770
* Salix Pharmaceuticals, Ltd.                   113,480                    1,768
* Phoenix Technologies Ltd.                     176,800                    1,768
* Urban Outfitters, Inc.                         50,900                    1,767
  Ryerson Tull, Inc.                            151,947                    1,767
* ChipPAC, Inc.                                 284,900                    1,761
* CryoLife Inc.                                 109,600                    1,760
  American Woodmark Corp.                        31,300                    1,757
  Old Second Bancorp, Inc.                       47,727                    1,753
* OmniVision Technologies, Inc.                 122,150                    1,753
* Information Resources, Inc.                   186,500                    1,751
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* The TriZetto Group, Inc.                      204,700              $     1,750
* Herley Industries Inc.                         82,300                    1,746
* PTEK Holdings, Inc.                           301,260                    1,741
  First Place Financial Corp.                    87,400                    1,740
  Banner Corp.                                   70,300                    1,740
* Talk America Holdings, Inc.                   420,780                    1,738
* Parker Drilling Co.                           531,400                    1,738
  Advanced Marketing Services                    94,950                    1,738
  Troy Financial Corp.                           57,710                    1,737
  FBL Financial Group, Inc. Class A              78,411                    1,737
  OceanFirst Financial Corp.                     71,850                    1,734
* Cubist Pharmaceuticals, Inc.                  184,300                    1,734
* Guitar Center, Inc.                            93,300                    1,731
* Intuitive Surgical, Inc.                      204,200                    1,730
  LaSalle Hotel Properties REIT                 109,800                    1,729
  Myers Industries, Inc.                        101,123                    1,722
  First Indiana Corp.                            78,975                    1,719
* Information Holdings Inc.                      70,200                    1,713
* National Western Life
    Insurance Co. Class A                        14,900                    1,713
* Oak Technology, Inc.                          378,000                    1,712
* Exult Inc.                                    262,600                    1,707
* Interwoven, Inc.                              559,000                    1,705
* Octel Corp.                                    67,700                    1,704
* Sola International Inc.                       147,800                    1,700
* Remec, Inc.                                   302,900                    1,699
* ANADIGICS, Inc.                               206,200                    1,699
* Young Broadcasting Inc.                        95,400                    1,696
* USG Corp.                                     241,700                    1,692
* SonicWALL, Inc.                               336,600                    1,690
* Pinnacle Entertainment, Inc.                  158,900                    1,689
* Century Business Services, Inc.               518,200                    1,689
  Great Lakes, Inc. REIT                         88,900                    1,687
  CCBT Financial Cos. Inc.                       59,300                    1,685
* CoorsTek, Inc.                                 54,500                    1,685
* A.C. Moore Arts & Crafts, Inc.                 35,800                    1,683
* RTI International Metals                      138,400                    1,682
* Astec Industries, Inc.                        104,300                    1,678
* Planar Systems, Inc.                           87,100                    1,677
* Verity, Inc.                                  151,100                    1,676
* Nuevo Energy Co.                              105,800                    1,672
  IBERIABANK Corp.                               41,200                    1,670
  Lakeland Bancorp, Inc.                         76,565                    1,666
* Hypercom Corp.                                215,820                    1,662
  Capital City Bank Group, Inc.                  48,100                    1,661
* Sirius Satellite Radio, Inc.                  439,900                    1,658
  CityBank Lynnwood WA                           51,800                    1,658
* MSCi, Inc.                                    147,400                    1,657
* eSPEED, Inc. Class A                          151,600                    1,654
  Corporate Office Properties
    Trust, Inc. REIT                            113,200                    1,652
  AAR Corp.                                     163,500                    1,650
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  North Pittsburgh Systems, Inc.                102,400               $    1,648
* Concord Communications, Inc.                   99,950                    1,647
* Centillium Communications, Inc.               188,800                    1,646
* Quicksilver Resources, Inc.                    64,200                    1,646
* Diversa Corp.                                 165,400                    1,646
  Cleveland-Cliffs Iron Co.                      60,800                    1,645
* Frontier Airlines, Inc.                       202,250                    1,644
* Three-Five Systems, Inc.                      143,700                    1,638
* Foamex International, Inc.                    147,400                    1,638
  Churchill Downs, Inc.                          40,600                    1,637
* Endocare, Inc.                                123,800                    1,635
* Denbury Resources, Inc.                       158,500                    1,631
* Central Garden and Pet Co.                     92,890                    1,628
* Theragenics Corp.                             193,000                    1,627
* La Jolla Pharmaceutical Co.                   260,200                    1,626
  Barnes Group, Inc.                             71,000                    1,626
* DVI, Inc.                                      84,200                    1,625
* PolyMedica Corp.                               63,600                    1,624
* Merit Medical Systems, Inc.                    78,500                    1,613
* Integrated Silicon Solution, Inc.             180,700                    1,612
* United Online, Inc.                           134,020                    1,611
  Connecticut Water Services, Inc.               52,650                    1,605
  Talx Corp.                                     84,570                    1,603
  Medford Bancorp, Inc.                          46,000                    1,602
* Stoneridge, Inc.                               85,600                    1,601
  McGrath Rent Corp.                             61,700                    1,599
* Midway Games Inc.                             188,111                    1,599
  Centex Construction Products, Inc.             43,900                    1,598
* Buckeye Technology, Inc.                      159,400                    1,594
  Gorman-Rupp Co.                                50,500                    1,591
  BSB Bancorp, Inc.                              59,550                    1,589
  Peoples Holding Co.                            38,700                    1,587
  Second Bancorp, Inc.                           58,100                    1,586
* SERENA Software, Inc.                         115,700                    1,585
  Cascade Natural Gas Corp.                      75,800                    1,584
* Acclaim Entertainment Inc.                    448,500                    1,583
* Genesis Microchip Inc.                        196,420                    1,583
* aaiPharma Inc.                                 70,400                    1,583
* Energy Conversion Devices, Inc.               100,700                    1,580
  Fremont General Corp.                         377,800                    1,579
* Rudolph Technologies, Inc.                     63,200                    1,576
* Labor Ready, Inc.                             268,486                    1,571
  Lindsay Manufacturing Co.                      67,795                    1,569
* Pericom Semiconductor Corp.                   135,200                    1,567
* Tenneco Automotive, Inc.                      250,185                    1,566
  Community Banks, Inc.                          53,225                    1,566
* Gabelli Asset Management Inc.                  42,900                    1,566
* Tejon Ranch Co.                                47,999                    1,565
  U.S.B. Holding Co., Inc.                       76,820                    1,563
  First Essex Bancorp, Inc.                      45,700                    1,563
* U.S. Industries, Inc.                         452,800                    1,562
  Great Southern Bancorp, Inc.                   39,200                    1,560
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                             SHARES                    (000)
--------------------------------------------------------------------------------
  Keystone Property Trust REIT                   98,200                $   1,559
* Digital River, Inc.                           169,560                    1,558
* Raindance Communications, Inc.                270,620                    1,556
* MSC.Software Corp.                            173,800                    1,556
  Peoples Bancorp, Inc.                          54,300                    1,551
* Eclipsys Corp.                                236,500                    1,551
* Prima Energy Corp.                             68,050                    1,551
  Commonwealth Bancorp                           52,100                    1,546
  Metris Cos., Inc.                             185,800                    1,544
  Bank Mutual Corp.                              75,720                    1,542
  GBC Bancorp                                    53,200                    1,540
* Avid Technology, Inc.                         166,300                    1,540
* Sterling Financial Corp. (Spokane)             77,410                    1,540
* Multimedia Games Inc.                          70,500                    1,538
* Euronet Worldwide, Inc.                        95,980                    1,535
* Elizabeth Arden, Inc.                          87,300                    1,528
  Camden National Corp.                          54,900                    1,523
* Lydall, Inc.                                   99,800                    1,522
* CorVel Corp.                                   45,400                    1,521
* Safeguard Scientifics, Inc.                   760,100                    1,520
* Lightbridge, Inc.                             185,093                    1,520
* Secure Computing Corp.                        200,800                    1,516
* Somera Communications, Inc.                   212,300                    1,516
* Radiant Systems, Inc.                         116,300                    1,515
  Wabash National Corp.                         151,400                    1,514
* IDX Systems Corp.                             116,280                    1,514
  CNA Surety Corp.                              102,900                    1,512
* C-COR Electronics, Inc.                       215,300                    1,507
* Renaissance Learning, Inc.                     74,500                    1,506
* EMS Technologies, Inc.                         72,400                    1,498
  Capstead Mortgage Corp. REIT                   66,500                    1,496
* Register.com, Inc.                            196,300                    1,496
  Arrow Financial Corp.                          43,885                    1,492
* Enterasys Networks, Inc.                      838,000                    1,492
* Salem Communications Corp.                     59,900                    1,490
  Intermet Corp.                                138,540                    1,488
  Farmers Capital Bank Corp.                     42,200                    1,488
  Robbins & Myers, Inc.                          56,978                    1,484
* Integrated Defense
    Technology, Inc.                             50,400                    1,483
  Crawford & Co. Class B                        181,850                    1,480
  Allegiant Bancorp, Inc.                        81,400                    1,479
  Innkeepers USA Trust REIT                     154,000                    1,475
  S.Y. Bancorp, Inc.                             36,600                    1,472
  Friedman's, Inc. Class A                      113,200                    1,471
  Standard Commercial Tobacco Co.                67,800                    1,471
* Cobalt Corp.                                   64,500                    1,471
* Carreker Corp.                                129,200                    1,463
* Conceptus, Inc.                                88,638                    1,462
  Vital Signs, Inc.                              40,400                    1,460
* NYFIX, Inc.                                   171,800                    1,460
* Mobile Mini, Inc.                              85,100                    1,455
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Immunomedics Inc.                             278,800             $      1,453
  Ennis Business Forms, Inc.                    111,300                    1,451
* Antigenics, Inc.                              147,200                    1,450
* Galyan's Trading Co.                           65,130                    1,450
  Southern Peru Copper Corp.                     96,700                    1,450
* Possis Medical Inc.                           117,100                    1,446
* Electroglas, Inc.                             144,500                    1,445
  Main Street Banks, Inc.                        69,300                    1,433
  State Auto Financial Corp.                     87,100                    1,428
  United Industrial Corp.                        65,300                    1,427
* SCM Microsystems, Inc.                        106,555                    1,426
* Whitehall Jewellers, Inc.                      68,800                    1,425
  Hickory Tech Corp.                             94,900                    1,424
* Universal Electronics, Inc.                    95,000                    1,421
  Rock-Tenn Co.                                  77,360                    1,420
* US Airways Group, Inc.                        383,100                    1,417
* Brush Engineered Materials Inc.               114,300                    1,417
* Harmonic, Inc.                                387,300                    1,417
* Intertrust Technologies Corp.                 469,100                    1,412
  Cascade Bancorp                                78,410                    1,411
* Consolidated Graphics, Inc.                    75,100                    1,410
  Central Vermont Public
    Service Corp.                                80,000                    1,408
  Flushing Financial Corp.                       68,500                    1,404
  Citizens 1st Bancorp, Inc.                     62,400                    1,403
* Golden Telecom, Inc.                           79,500                    1,399
  WSFS Financial Corp.                           54,029                    1,398
* F5 Networks, Inc.                             142,600                    1,395
* Vivus, Inc.                                   205,920                    1,394
* Trex Co., Inc.                                 44,300                    1,391
* Kadant Inc.                                    84,200                    1,389
* ValueClick, Inc.                              427,680                    1,386
  Skyline Corp.                                  42,200                    1,385
* CNET Networks, Inc.                           696,000                    1,385
* Integral Systems, Inc.                         63,432                    1,384
  Penn Engineering &
    Manufacturing Corp.                          79,800                    1,384
* Kenneth Cole Productions, Inc.                 48,750                    1,382
* CuraGen Corp.                                 250,800                    1,382
  Middlesex Water Co.                            52,600                    1,382
  Coachmen Industries, Inc.                      95,900                    1,381
  First Busey Corp.                              62,100                    1,379
  World Fuel Services Corp.                      56,500                    1,379
  Cash America International Inc.               149,812                    1,378
* Nabi Biopharmaceuticals                       256,600                    1,378
  General Cable Corp.                           218,550                    1,377
  Riggs National Corp.                           92,300                    1,376
  Movado Group, Inc.                             55,900                    1,375
  Seacoast Banking Corp. of Florida              23,800                    1,374
  Prosperity Bancshares, Inc.                    75,400                    1,374
* Monolithic System
    Technology, Inc.                            123,400                    1,373
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Applica Inc.                                  110,667                $   1,372
* US Unwired Inc.                               490,000                    1,372
  NBC Capital Corp.                              36,100                    1,372
  First Bancorp North Carolina                   49,800                    1,370
* Maxwell Shoe Co. Inc.                          84,200                    1,368
* Casella Waste Systems, Inc.                   113,600                    1,364
* PEC Solutions, Inc.                            56,900                    1,361
* Transmeta Corp.                               578,900                    1,360
* Allos Therapeutics Inc.                       150,360                    1,359
* Actuate Software Corp.                        301,800                    1,358
* Crown Media Holdings, Inc.                    172,100                    1,358
  Crown American Realty Trust REIT              144,400                    1,357
* Cardiac Science, Inc.                         343,520                    1,357
* Federal Agricultural
    Mortgage Corp. Class C                       50,800                    1,356
  Port Financial Corp.                           33,800                    1,355
  Garan, Inc.                                    23,600                    1,354
  UniFirst Corp.                                 53,700                    1,352
  Gentiva Health Services, Inc.                 150,400                    1,352
  Virginia Financial Group, Inc.                 42,150                    1,351
* MRO Software Inc.                             118,703                    1,351
* Strattec Security Corp.                        24,400                    1,350
  Bassett Furniture Industries, Inc.             69,100                    1,347
* Pharmacopeia, Inc.                            157,900                    1,345
  Midland Co.                                    26,600                    1,343
* Volt Information Sciences Inc.                 54,700                    1,340
* Medical Staffing Network
    Holdings, Inc.                               54,200                    1,328
* Insurance Auto Auctions, Inc.                  68,000                    1,326
* United Therapeutics Corp.                     107,200                    1,325
* SuperGen, Inc.                                182,100                    1,322
* Anaren Microwave, Inc.                        152,400                    1,317
* FSI International, Inc.                       176,200                    1,316
* Learning Tree International, Inc.              70,800                    1,313
* Artesyn Technologies, Inc.                    202,256                    1,311
* Microsemi Corp.                               198,500                    1,310
* Magnatek, Inc.                                132,300                    1,310
* Administaff, Inc.                             130,900                    1,309
* Impax Laboratories, Inc.                      174,650                    1,308
* American Healthways Inc.                       73,250                    1,304
* 4Kids Entertainment Inc.                       64,200                    1,299
* SeaChange International, Inc.                 147,900                    1,299
  Quaker Chemical Corp.                          53,000                    1,299
* Friedman, Billings, Ramsey
    Group, Inc.                                 101,900                    1,297
* Encore Wire Corp.                              91,100                    1,296
* US Physical Therapy, Inc.                      63,800                    1,296
* Avigen, Inc.                                  137,600                    1,295
* WFS Financial, Inc.                            47,237                    1,295
* Global Power Equipment
    Group Inc.                                  130,500                    1,292
* Cell Therapeutics, Inc.                       236,200                    1,289
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Redback Networks Inc.                         719,700               $    1,288
* Keystone Automotive
    Industries, Inc.                             66,860                    1,287
* RadiSys Corp.                                 110,600                    1,286
* Ocwen Financial Corp.                         240,200                    1,285
  Pennrock Financial Services Corp.              39,000                    1,285
* Integrated Electrical Services, Inc.          205,600                    1,285
  First National Corp.                           42,500                    1,284
* Navigant International, Inc.                   82,800                    1,281
* Tollgrade Communications, Inc.                 87,300                    1,281
* Caliper Technologies Corp.                    153,300                    1,280
* WCI Communities, Inc.                          44,200                    1,280
* 7-Eleven, Inc.                                156,600                    1,276
* Insignia Financial Group, Inc.                131,300                    1,276
* Cole National Corp. Class A                    67,000                    1,273
* PracticeWorks Inc.                             70,700                    1,273
* Wilsons The Leather Experts Inc.               90,800                    1,271
  CFS Bancorp, Inc.                              82,200                    1,271
* SPSS, Inc.                                     81,700                    1,270
* Micro General Corp.                            75,900                    1,267
  Glatfelter                                     67,300                    1,265
  Midwest Banc Holdings, Inc.                    42,300                    1,264
* Excel Technology, Inc.                         60,100                    1,262
* Regent Communications, Inc.                   178,100                    1,257
* SonoSite, Inc.                                 87,100                    1,257
* Durect Corp.                                  157,100                    1,257
* American Physicians Capital, Inc.              68,074                    1,257
* Steven Madden, Ltd.                            63,300                    1,255
  Peapack Gladstone Financial Corp.              20,500                    1,255
* Sykes Enterprises, Inc.                       162,900                    1,253
* Electro Rent Corp.                             96,158                    1,249
* Exact Sciences Corp.                           78,190                    1,249
  Blair Corp.                                    48,700                    1,246
* Quaker Fabric Corp.                            80,300                    1,245
* Guilford Pharmaceuticals, Inc.                164,900                    1,243
* Ducommun, Inc.                                 47,500                    1,242
  Gibraltar Steel                                55,950                    1,242
* New Focus, Inc.                               417,300                    1,239
  Boykin Lodging Co. REIT                       118,400                    1,238
* Collins & Aikman Corp.                        135,760                    1,235
* Oil States International, Inc.                105,500                    1,233
  Woodhead Industries, Inc.                      71,900                    1,232
* Factory 2-U Stores Inc.                        88,900                    1,231
  St. Francis Capital Corp.                      49,600                    1,230
* SBS Technologies, Inc.                        100,300                    1,229
* TRC Cos., Inc.                                 59,750                    1,228
* Alliance Semiconductor Corp.                  172,900                    1,228
  Stepan Co.                                     43,400                    1,226
* Hibbett Sporting Goods, Inc.                   48,200                    1,224
* Comfort Systems USA, Inc.                     249,320                    1,219
* Viewpoint Corp.                               252,900                    1,219
* Playboy Enterprises, Inc. Class B              95,600                    1,219
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                             SHARES                    (000)
--------------------------------------------------------------------------------
  BancFirst Corp.                                26,258           $        1,218
* PRAECIS Pharmaceuticals Inc.                  348,800                    1,214
* Computer Network
    Technology Corp.                            197,300                    1,209
* SpectraLink Corp.                             113,500                    1,208
  Century Aluminum Co.                           81,000                    1,206
* Building Materials Holding Corp.               83,600                    1,201
* Answerthink Consulting
    Group, Inc.                                 316,800                    1,201
* Department 56 Inc.                             73,735                    1,200
* Supertex, Inc.                                 68,100                    1,200
  Capitol Bancorp Ltd.                           50,650                    1,199
* QuadraMed Corp.                               171,140                    1,196
  Mission West Properties Inc. REIT              98,500                    1,196
* Michaels Stores, Inc.                          30,636                    1,195
* Graphic Packaging
    International Corp.                         132,000                    1,195
* Paxson Communications Corp.                   205,900                    1,194
* MGI Pharma, Inc.                              169,000                    1,193
  Southwest Water Co.                            63,800                    1,192
  Union Bankshares Corp.                         44,000                    1,192
* RSA Security Inc.                             247,600                    1,191
* McAfee.com Corp.                               81,300                    1,190
* SITEL Corp.                                   381,400                    1,190
  German American Bancorp                        64,175                    1,187
* Urologix, Inc.                                 92,800                    1,187
* Keynote Systems Inc.                          161,900                    1,185
* MemberWorks, Inc.                              63,800                    1,182
* Comstock Resources, Inc.                      155,100                    1,179
* Aksys, Ltd.                                   170,680                    1,178
* Columbia Banking System, Inc.                  91,162                    1,177
* AtheroGenics, Inc.                            164,140                    1,177
* CCC Information Services Group                 83,877                    1,174
  Associated Estates Realty
    Corp. REIT                                  110,700                    1,173
* BioMarin Pharmaceutical Inc.                  224,300                    1,171
* The Advisory Board Co.                         32,300                    1,171
* National Healthcare Corp.                      57,800                    1,170
* OraSure Technologies, Inc.                    179,900                    1,169
  Oxford Industries, Inc.                        41,700                    1,168
* Eon Labs, Inc.                                 64,860                    1,165
* Nextel Partners, Inc.                         386,400                    1,163
* W.R. Grace & Co.                              422,775                    1,163
* Goody's Family Clothing                       101,570                    1,162
* Osmonics, Inc.                                 72,900                    1,159
* deCODE genetics, Inc.                         247,500                    1,158
  SJW Corp.                                      14,300                    1,158
* Central Coast Bancorp                          51,000                    1,157
* EPIQ Systems, Inc.                             67,950                    1,157
* Quaker City Bancorp, Inc.                      27,900                    1,156
* Energy Partners, Ltd.                         131,200                    1,155
  Centennial Bancorp                            146,479                    1,154
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Texas Biotechnology Corp.                     295,600               $    1,153
* Charlotte Russe Holding Inc.                   51,600                    1,152
* The Buckle, Inc.                               46,500                    1,149
  Milacron Inc.                                 111,377                    1,147
* Gart Sports Co.                                40,700                    1,145
  Anworth Mortgage Asset
    Corp. REIT                                   84,100                    1,145
  Semco Energy Inc.                             126,385                    1,144
* BKF Capital Group, Inc.                        40,100                    1,143
* Interpore International                       118,800                    1,142
* Genzyme Corp.-
    Genzyme Biosurgery                          251,921                    1,141
* Option Care, Inc.                              83,050                    1,141
  CIRCOR International, Inc.                     66,500                    1,140
* Aspect Communications Corp.                   356,300                    1,140
* NaPro BioTherapeutics, Inc.                   173,700                    1,139
* Array BioPharma Inc.                          118,100                    1,138
* Credit Acceptance Corp.                        90,500                    1,138
  Advanta Corp. Class A                         103,980                    1,129
* Tyler Technologies, Inc.                      212,170                    1,129
* AAON, Inc.                                     60,090                    1,128
  Berkshire Hills Bancorp, Inc.                  43,000                    1,127
* Lexicon Genetics Inc.                         229,900                    1,124
* K2 Inc.                                       115,100                    1,123
* Arena Pharmaceuticals, Inc.                   133,700                    1,123
  Lufkin Industries                              38,900                    1,123
* Cray Inc.                                     256,240                    1,122
* ParkerVision, Inc.                             58,500                    1,122
* Orthologic Corp.                              202,840                    1,122
* dELiA*s Corp. Class A                         219,900                    1,121
  Pilgrim's Pride Corp.                          79,800                    1,117
* Dynamics Research Corp.                        46,200                    1,117
* Siliconix, Inc.                                40,300                    1,116
  HEICO Corp.                                    79,600                    1,116
* Chattem, Inc.                                  35,400                    1,115
  Holly Corp.                                    66,500                    1,114
* Pacific Union Bank                             63,600                    1,112
* Quidel Corp.                                  163,820                    1,109
* II-VI, Inc.                                    75,050                    1,108
* Drexler Technology Corp.                       51,220                    1,106
* Allegiance Telecom, Inc.                      604,200                    1,106
  LSB Bancshares, Inc.                           55,260                    1,105
* Hawthorne Financial Corp.                      34,040                    1,103
* Dril-Quip, Inc.                                43,700                    1,103
* Netegrity, Inc.                               179,050                    1,103
* DMC Stratex Networks, Inc.                    548,700                    1,103
  RPM Inc. (Ohio)                                72,198                    1,101
* Idine Rewards Network Inc.                     95,600                    1,099
* Tripos Inc.                                    50,400                    1,099
* Powell Industries, Inc.                        45,100                    1,094
  Resource America, Inc.                        103,100                    1,087
  Ramco-Gershenson Properties
    Trust REIT                                   53,900                    1,086
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* NS Group Inc.                                 117,400              $     1,086
* ManTech International Corp.                    45,230                    1,085
* PLATO Learning, Inc.                          109,866                    1,084
* LodgeNet Entertainment Corp.                   75,240                    1,083
* Embrex, Inc.                                   49,600                    1,083
* Esperion Therapeutics, Inc.                   199,200                    1,082
* Racing Champions ERTL Corp.                    58,500                    1,080
  L. S. Starrett Co. Class A                     42,700                    1,078
* Universal American Financial Corp.            160,300                    1,076
* First Consulting Group, Inc.                  124,800                    1,073
* Alliance Imaging, Inc.                         79,400                    1,072
* Centene Corp.                                  34,500                    1,069
* Curative Health Services Inc.                  63,650                    1,068
* Peet's Coffee & Tea Inc.                       58,000                    1,068
* Oregon Steel Mills, Inc.                      177,100                    1,063
* Restoration Hardware, Inc.                    119,980                    1,062
  X-Rite Inc.                                   123,400                    1,061
* Stamps.com Inc.                               239,300                    1,060
* Cornell Companies, Inc.                        89,400                    1,059
* Midwest Express Holdings, Inc.                 80,200                    1,059
* Owens-Illinois, Inc.                           77,000                    1,058
* Tuesday Morning Corp.                          57,000                    1,058
* Columbia Laboratories Inc.                    176,300                    1,058
  Winston Hotels, Inc. REIT                     111,400                    1,057
* Global Imaging Systems, Inc.                   55,200                    1,048
* APAC Teleservices, Inc.                       177,400                    1,047
  Interchange Financial
    Services Corp.                               37,600                    1,043
  Tanger Factory Outlet
    Centers, Inc. REIT                           35,700                    1,042
  Riviana Foods, Inc.                            41,000                    1,040
  Royal Gold, Inc.                               74,430                    1,038
* Alexander's, Inc. REIT                         13,500                    1,037
  National Presto Industries, Inc.               32,400                    1,037
  Roanoke Electric Steel Corp.                   67,100                    1,036
* Dean Foods Co.                                 27,762                    1,036
  Lawson Products, Inc.                          33,600                    1,035
* PetroQuest Energy, Inc.                       185,700                    1,034
  Gray Communications
    Systems, Inc.                                57,000                    1,032
  Courier Corp.                                  25,300                    1,031
  American National
    Bankshares Inc.                              37,600                    1,030
  Butler Manufacturing Co.                       37,500                    1,029
* Wyndham International, Inc.
    Class A                                     887,100                    1,029
  Bryn Mawr Bank Corp.                           25,400                    1,024
* VIB Corp.                                      78,581                    1,022
* AXT, Inc.                                     128,000                    1,021
* Trico Marine Services, Inc.                   150,400                    1,021
  Shenandoah Telecommun. Co.                     18,900                    1,015
* Vans, Inc.                                    125,000                    1,015
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Three Rivers Bancorp, Inc.                     56,920             $      1,014
* Boston Beer Co., Inc. Class A                  63,400                    1,012
* Mail-Well, Inc.                               194,500                    1,011
* Mastec Inc.                                   137,400                    1,011
* Neurogen Corp.                                 86,200                    1,008
* ViaSat, Inc.                                  119,500                    1,007
  Vesta Insurance Group, Inc.                   235,300                    1,007
* Endo Pharmaceuticals
    Holdings, Inc.                              143,865                    1,007
* Amerco, Inc.                                   68,020                    1,006
  Lakeland Financial Corp.                       34,800                    1,004
* Horizon Offshore, Inc.                        118,900                    1,004
* PriceSmart, Inc.                               26,000                    1,002
  NN, Inc.                                       78,300                    1,002
* Kosan Biosciences, Inc.                       115,000                    1,002
* Encore Acquisition Co.                         58,000                    1,001
* Pomeroy Computer Resources, Inc.               68,300                      996
* Illumina, Inc.                                148,050                      995
  FNB Corp. VA                                   32,600                      993
* Turnstone Systems, Inc.                       228,800                      991
* American Medical
    Security Group, Inc.                         41,300                      989
* Kendle International Inc.                      72,700                      989
* AEP Industries, Inc.                           27,800                      987
  Northwest Bancorp, Inc.                        74,600                      985
* FalconStor Software, Inc.                     232,900                      985
* EMCORE Corp.                                  164,000                      984
  Deb Shops, Inc.                                29,000                      980
* Research Frontiers, Inc.                       65,900                      979
* Luby's, Inc.                                  154,200                      979
* Harvest Natural Resources, Inc.               195,600                      978
* ONYX Software Corp.                           289,100                      977
* Charles River Associates Inc.                  48,750                      977
* Immucor Inc.                                   41,610                      977
* NeoPharm, Inc.                                 77,640                      976
* Biopure Corp.                                 126,800                      970
  Colonial BancGroup, Inc.                       64,600                      969
  UNITILI Corp.                                  32,400                      968
* Luminex Corp.                                 128,800                      967
* Bombay Co.                                    219,620                      966
  Kansas City Life Insurance Co.                 24,960                      965
* World Wrestling
    Entertainment, Inc.                          68,200                      964
* Vail Resorts Inc.                              56,300                      963
* infoUSA Inc.                                  175,850                      962
* Western Wireless Corp. Class A                296,900                      962
* Shoe Carnival, Inc.                            45,000                      960
* ArQule, Inc.                                  141,800                      957
* Computer Horizons Corp.                       196,720                      952
  Gladstone Capital Corp.                        52,650                      950
* Vicor Corp.                                   135,800                      949
  Pennfed Financial Services, Inc.               34,000                      949
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                             SHARES                    (000)
--------------------------------------------------------------------------------
* Roxio, Inc.                                   131,600                $     948
* Acacia Research Corp.                         133,390                      947
  First Oak Brook Bancshares, Inc.               29,700                      946
  Parkvale Financial Corp.                       33,000                      945
* SpeedFam-IPEC, Inc.                           180,160                      944
  Correctional Properties Trust REIT             42,900                      944
* GSI Commerce, Inc.                            126,400                      942
* Lexar Media, Inc.                             220,500                      942
* Digene Corp.                                   80,000                      941
* Daktronics, Inc.                               95,500                      940
* MapInfo Corp.                                 103,250                      940
* SeeBeyond Technology Corp.                    302,800                      939
* ITLA Capital Corp.                             31,600                      938
* HealthTronics Surgical
    Services, Inc.                               53,600                      937
* Vastera, Inc.                                 212,900                      935
* Bell Microproducts Inc.                       116,000                      934
* Brookstone, Inc.                               53,170                      934
* PRIMEDIA Inc.                                 764,900                      933
* Aphton Corp.                                  124,300                      932
* Stanley Furniture Co., Inc.                    34,800                      931
* Aftermarket Technology Corp.                   47,700                      930
  Santander BanCorp                              53,090                      929
* WatchGuard Technologies, Inc.                 180,700                      929
* Virage Logic Corp.                             71,300                      928
  Coastal Bancorp, Inc.                          29,200                      927
* Hanmi Financial Corp.                          53,900                      924
  Massbank Corp.                                 26,000                      920
* Artisan Components, Inc.                      102,000                      918
* Cascade Corp.                                  59,200                      918
* Inverness Medical
    Innovations, Inc.                            45,400                      917
* Pain Therapeutics, Inc.                       109,600                      916
* OSI Systems Inc.                               46,200                      916
* Bentley Pharmaceuticals, Inc.                  78,965                      916
  United Dominion Realty Trust REIT              58,150                      916
  Humboldt Bancorp                               54,350                      914
  Angelica Corp.                                 53,100                      913
* Audiovox Corp.                                114,800                      913
* CSS Industries, Inc.                           25,700                      912
  Superior Financial Corp.                       47,600                      912
* Ixia                                          156,600                      911
* West Marine, Inc.                              71,300                      910
  Dial Corp.                                     45,431                      910
* Universal Display Corp.                       109,500                      909
* Northwest Pipe Co.                             38,714                      906
* U.S. Concrete, Inc.                           137,800                      905
* 1-800-FLOWERS.COM, Inc.                        81,000                      904
* Sports Resorts International, Inc.            167,100                      902
  RPC Inc.                                       76,200                      899
* Semitool, Inc.                                110,100                      898
* The Princeton Review, Inc.                     98,160                      897
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Granite State Bankshares, Inc.                 28,000                $     896
* Material Sciences Corp.                        63,900                      896
* Wackenhut Corrections Corp.                    59,800                      895
  Baldwin & Lyons, Inc. Class B                  39,200                      895
* MRV Communications Inc.                       584,689                      895
  Firstfed America Bancorp, Inc.                 38,200                      894
* MIPS Technologies, Inc. Class B               160,217                      892
  CPI Corp.                                      46,800                      889
* William Lyon Homes, Inc.                       34,100                      884
  Spartan Motors, Inc.                           58,100                      882
  Nature's Sunshine Inc.                         77,800                      880
  CoBiz Inc.                                     51,100                      879
* @Road, Inc.                                   144,500                      879
* Gulf Island Fabrication, Inc.                  47,900                      878
  Great American Financial
    Resources, Inc.                              45,500                      878
* Prime Medical Services, Inc.                   75,440                      877
* Impco Technologies Inc.                        66,900                      876
  Macatawa Bank Corp.                            40,530                      876
  ABC Bancorp                                    58,790                      875
  N L Industries, Inc.                           57,400                      875
* Dave & Busters, Inc.                           72,000                      874
  Penford Corp.                                  48,200                      872
  Summit Bancshares, Inc.                        35,900                      872
* LabOne, Inc.                                   33,000                      871
* PDI, Inc.                                      56,200                      871
  AMCOL International Corp.                     134,750                      869
  Financial Industries Corp.                     48,000                      867
  Dover Downs Gaming &
    Entertainment, Inc.                          68,390                      865
* eResearch Technology, Inc.                     34,100                      863
  BostonFed Bancorp, Inc.                        26,900                      861
  Ingles Markets, Inc.                           67,900                      861
* Sharper Image Corp.                            42,700                      860
  CB Bancshares Inc./Hawaii                      22,700                      860
* Covenant Transport, Inc.                       40,400                      859
* Water Pik Technologies, Inc.                   68,610                      858
* Westpoint Stevens, Inc.                       221,700                      858
* HPL Technologies, Inc.                         56,960                      858
  BEI Technologies, Inc.                         74,900                      858
* Sequenom, Inc.                                242,900                      857
* Healthcare Services Group, Inc.                54,540                      857
* Sipex Corp.                                   174,900                      855
  Sizeler Property
    Investors, Inc. REIT                         78,300                      853
* Entrust, Inc.                                 312,700                      851
  KB HOME                                        16,500                      850
  BancorpSouth, Inc.                             41,538                      849
* PC-Tel, Inc.                                  125,400                      849
  Sanderson Farms, Inc.                          33,800                      845
* Concord Camera Corp.                          165,700                      845
* Cantel Medical Corp.                           45,900                      845
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Meridian Medical
    Technologies, Inc.                           23,300             $        842
  Mainsource Financial Group, Inc.               34,800                      842
* Monterey Pasta Co.                             89,060                      840
* Zygo Corp.                                    104,300                      840
* Quovadx, Inc.                                 133,600                      839
  Southwest Bancorp, Inc.                        30,260                      839
* NetScout Systems, Inc.                        122,800                      837
* White Electronic Designs Corp.                111,190                      836
* Avatar Holding, Inc.                           29,800                      836
* Nastech Pharmaceutical Co., Inc.               50,760                      834
  Bancorp Connecticut, Inc.                      29,700                      833
* Inktomi Corp.                                 946,800                      833
* Presstek, Inc.                                208,000                      832
* F.A.O., Inc.                                  104,520                      831
* Fidelity National Information
    Solutions, Inc.                              34,500                      828
* ARIAD Pharmaceuticals, Inc.                   199,000                      828
* Active Power, Inc.                            229,000                      827
* LookSmart, Ltd.                               420,500                      824
* DiamondCluster International, Inc.            137,650                      823
* SRA International, Inc.                        30,500                      823
* Neose Technologies, Inc.                       75,300                      821
* Spectrian Corp.                                79,000                      819
* Eagle Bancshares, Inc.                         31,400                      816
* Cholestech Corp.                               77,290                      815
* Nuance Communications Inc.                    194,800                      814
* CompuCredit Corp.                             115,200                      811
  Coastal Financial Corp.                        54,790                      811
* Applied Films Corp.                            71,940                      811
* CardioDynamics
    International Corp.                         217,400                      809
* Kensey Nash Corp.                              49,900                      808
* Akamai Technologies, Inc.                     621,300                      808
* SpaceLabs Medical, Inc.                        56,800                      807
* The Meridian Resource Corp.                   216,244                      804
* Catapult Communications Corp.                  36,700                      803
* Merix Corp.                                    93,500                      802
  Columbia Bancorp                               33,880                      800
* Coldwater Creek Inc.                           32,700                      798
* FPIC Insurance Group, Inc.                     53,010                      798
* Rainbow Technologies, Inc.                    161,800                      796
* Nu Horizons Electronics Corp.                  96,000                      796
* Overland Data, Inc.                            48,200                      794
* Allen Telecom Inc.                            186,660                      793
* REX Stores Corp.                               57,900                      793
  Standard Motor Products, Inc.                  47,400                      792
* Furniture Brands International Inc.            26,169                      792
* Infonet Services Corp.                        321,500                      791
* Cepheid, Inc.                                 141,660                      790
* Kforce Inc.                                   132,657                      789
* Women First Healthcare, Inc.                  101,610                      787
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Zomax Inc.                                    201,900                  $   787
* IMCO Recycling, Inc.                           79,920                      787
* Omega Healthcare
    Investors, Inc. REIT                        103,625                      785
* Avenue A, Inc.                                220,520                      785
  EnergySouth, Inc.                              24,500                      785
* Harris Interactive Inc.                       232,720                      784
  State Bancorp, Inc.                            44,600                      783
  Merchants Bancshares, Inc.                     27,500                      782
* Pozen Inc.                                    150,400                      779
* Stratos Lightwave, Inc.                       486,530                      778
* Jarden Corp.                                   39,300                      778
* Wireless Facilities, Inc.                     158,600                      777
* Nanometrics Inc.                               48,900                      776
* MetaSolv, Inc.                                196,700                      773
* EPIX Medical, Inc.                             73,200                      772
  Pennzoil-Quaker State Co.                      35,778                      770
  PrivateBancorp, Inc.                           24,900                      770
* Plug Power, Inc.                               97,300                      770
* American Superconductor Corp.                 140,800                      769
* The Boyds Collection, Ltd.                    122,100                      768
  Ball Corp.                                     18,500                      767
* Hollywood Casino Corp.                         70,900                      766
  Quixote Corp.                                  45,100                      764
* Peregrine Pharmaceuticals, Inc.               653,300                      764
* Geron Corp.                                   166,000                      760
* Monro Muffler Brake, Inc.                      33,400                      760
* StorageNetworks, Inc.                         385,100                      758
* Kos Pharmaceuticals, Inc.                      37,200                      757
  Sauer-Danfoss, Inc.                            66,600                      757
* The Med-Design Corp.                           58,400                      756
  TriCo Bancshares                               28,500                      755
* Wellsford Real Properties Inc.                 36,400                      753
* Coventry Health Care Inc.                      26,500                      753
* Capstone Turbine Corp.                        453,500                      753
* Martha Stewart Living
    Omnimedia, Inc.                              65,600                      752
  Charter Financial Corp.                        26,400                      751
* I-many, Inc.                                  273,050                      751
  National Health Realty Inc. REIT               40,800                      749
* Ladish Co., Inc.                               61,400                      749
* MedCath Corp.                                  43,800                      749
  Royal Bancshares of
    Pennsylvania, Inc.                           34,970                      749
* Datastream Systems, Inc.                      105,300                      748
  Acadia Realty Trust REIT                       91,700                      747
* SoundView
    Technology Group, Inc.                      438,900                      746
* Horizon Organic Holding Corp.                  42,300                      745
* PICO Holdings, Inc.                            44,700                      741
* Asbury Automotive Group, Inc.                  54,300                      738
  IMC Global Inc.                                58,989                      737
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                             SHARES                    (000)
--------------------------------------------------------------------------------
* Clearone Communications Inc.                   49,800                   $  734
* Covansys Corp.                                129,900                      730
  Yardville National Bancorp                     36,600                      730
* QRS Corp.                                      93,600                      729
* Flowserve Corp.                                24,446                      728
* Partners Trust Financial Group, Inc.           45,500                      728
* Lifeline Systems, Inc.                         27,600                      727
* Align Technology, Inc.                        179,900                      727
* ImmunoGen, Inc.                               270,100                      727
* Championship Auto Racing
    Teams, Inc.                                  73,700                      726
* ABIOMED, Inc.                                  85,300                      723
  Annaly Mortgage
    Management Inc. REIT                         37,100                      720
* ADE Corp.                                      62,800                      719
  First State Bancorporation                     27,500                      715
* Bradley Pharmaceuticals, Inc.                  53,670                      714
* Lifecore Biomedical Inc.                       62,240                      712
  Lee Enterprises, Inc.                          20,314                      711
  Dillard's Inc.                                 26,900                      707
* Discovery Partners International              107,760                      707
* Hexcel Corp.                                  162,400                      706
* MEMC Electronic Materials, Inc.               139,600                      706
* Boston Communications
    Group, Inc.                                  87,800                      706
* Avanex Corp.                                  361,500                      701
* American Pharmaceuticals
    Partners, Inc.                               56,620                      700
  First South Bancorp, Inc.                      19,300                      700
* SS&C Technologies, Inc.                        50,300                      699
* Vasomedical, Inc.                             263,300                      698
* Champps Entertainment Inc.                     57,100                      697
* Republic Bancshares, Inc.                      34,500                      696
* Banc Corp.                                     80,580                      694
* Advanced Tissue Sciences Inc.                 480,700                      692
  LTC Properties, Inc. REIT                      82,200                      690
  Alico, Inc.                                    23,300                      685
* Paradyne Networks, Inc.                       174,880                      684
* Renal Care Group, Inc.                         21,950                      684
* Vical, Inc.                                   129,400                      683
* Packeteer, Inc.                               154,300                      682
* Witness Systems, Inc.                          92,400                      682
  Bank of the Ozarks, Inc.                       30,400                      679
  Warwick Community Bancorp, Inc.                22,600                      679
* Del Laboratories, Inc.                         27,100                      678
* Novadigm, Inc.                                 93,100                      677
* ITXC Corp.                                    129,910                      677
* Res-Care, Inc.                                101,690                      673
* Cherokee Inc.                                  32,300                      671
  First Community Bancorp                        28,900                      671
* World Acceptance Corp.                         79,600                      669
* Trans World Entertainment Corp.               114,650                      668
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Interpool, Inc.                                38,650                $     667
* LeCroy Corp.                                   56,000                      666
  Sun Bancorp, Inc.                              27,200                      666
* Mattson Technology, Inc.                      143,700                      664
* Alamosa Holdings, Inc.                        470,300                      663
* Modtech Holdings, Inc.                         56,070                      659
* TriPath Imaging, Inc.                         150,500                      658
* Endocardial Solutions, Inc.                    87,620                      657
* Alliant Techsystems, Inc.                      10,300                      657
* Rigel Pharmaceuticals, Inc.                   179,600                      656
* General Binding Corp.                          39,100                      654
  Columbus McKinnon Corp.                        75,620                      653
* HomeStore, Inc.                               453,000                      652
* SpeechWorks International Inc.                177,200                      652
  IKON Office Solutions, Inc.                    69,300                      651
* Young Innovations, Inc.                        29,900                      649
* Mid Atlantic Medical Services, Inc.            20,700                      649
* Progenics Pharmaceuticals, Inc.                52,800                      649
* Genencor International Inc.                    66,200                      648
* Rita Medical Systems, Inc.                     64,600                      646
* Trikon Technologies, Inc.                      70,500                      634
* Bioreliance Corp.                              25,400                      633
* Digimarc Corp.                                 60,900                      633
* Smart & Final Inc.                             81,100                      633
* The Penn Traffic Co.                           63,210                      632
  Polaris Industries, Inc.                        9,700                      631
* Numerical Technologies, Inc.                  157,700                      630
  Bush Industries, Inc.                          52,500                      630
  AmerUs Group Co.                               17,000                      630
* Sangamo BioSciences, Inc.                     107,000                      629
* The Exploration Co. of Delaware                93,540                      629
  Vista Bancorp, Inc.                            23,300                      628
* Chicago Pizza & Brewery, Inc.                  62,890                      628
  Nara Bancorp, Inc.                             27,200                      626
  Pier 1 Imports Inc.                            29,800                      626
  Weingarten Realty Investors REIT               17,662                      625
* Marvel Enterprises Inc.                       116,200                      625
* Arch Capital Group Ltd.                        22,200                      625
  First Defiance Financial Corp.                 31,100                      624
* MedSource Technologies, Inc.                   50,890                      623
  Schnitzer Steel Industries, Inc.
    Class A                                      27,900                      623
* OPNET Technologies, Inc.                       69,400                      622
* RemedyTemp, Inc.                               34,060                      620
* Sypris Solutions, Inc.                         34,000                      619
* NVR, Inc.                                       1,900                      614
* Omnicell, Inc.                                 90,730                      612
* iGATE Corp.                                   132,540                      612
* Aether Systems, Inc.                          206,900                      610
* CompuCom Systems, Inc.                        157,100                      610
* Wesco International, Inc.                      96,700                      609
  Seaboard Corp.                                  2,450                      609
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Highwood Properties, Inc. REIT                 23,300               $      608
* Steinway Musical
    Instruments Inc.                             28,400                      608
* SONICblue Inc.                                588,900                      607
* IndyMac Bancorp, Inc. REIT                     26,731                      606
  Urstadt Biddle Properties
    Class A REIT                                 55,400                      606
* Navigators Group, Inc.                         22,600                      605
  StanCorp Financial Group, Inc.                 10,900                      605
* Checkers Drive-In Restaurants, Inc.            50,900                      605
* Collateral Therapeutics, Inc.                  51,200                      605
* Applied Molecular Evolution, Inc.             104,350                      603
* 3D Systems Corp.                               49,300                      601
  Dover Motorsports, Inc.                       107,300                      601
* Allscripts Healthcare Solutions, Inc.         160,600                      601
* Netro Corp.                                   263,300                      600
  Century Bancorp, Inc. Class A                  21,800                      597
* bebe stores, inc                               29,200                      592
* Neoforma, Inc.                                 45,600                      592
* GTech Holdings Corp.                           23,188                      592
* Beasley Broadcast Group, Inc.                  40,100                      591
* TransMontaigne Inc.                            97,600                      590
* Flow International Corp.                       87,600                      590
* Salton, Inc.                                   42,300                      590
* Ambassadors Group, Inc.                        41,000                      589
  Keithley Instruments Inc.                      40,700                      588
* Drew Industries Inc.                           35,700                      587
  Developers Diversified Realty
    Corp. REIT                                   26,043                      586
* AGCO Corp.                                     30,047                      586
* Triangle Pharmaceuticals, Inc.                216,200                      586
* Avanir Pharmaceuticals Class A                344,100                      585
* Proxymed Pharmacy, Inc.                        28,300                      584
* Medis Technology Ltd.                          73,861                      584
  A.M. Castle & Co.                              46,800                      584
* Culp, Inc.                                     36,200                      583
  Thomas Nelson, Inc.                            55,100                      582
* Alaris Medical, Inc.                           86,900                      579
* Terayon Communications
    Systems, Inc.                               434,400                      578
  BRE Properties Inc. Class A REIT               18,548                      577
* Titan Pharmaceuticals, Inc.                   157,800                      576
* Charles River Laboratories, Inc.               16,400                      575
  Provident Bancorp, Inc.                        20,500                      575
* Portal Software, Inc.                         766,200                      575
* Kyphon Inc.                                    39,400                      574
* The Titan Corp.                                31,324                      573
* Sapient Corp.                                 539,200                      572
* Toll Brothers, Inc.                            19,500                      571
* Sun Bancorp, Inc. (NJ)                         41,100                      571
  Republic Bancorp, Inc. Class A                 48,300                      569
* P.A.M. Transportation Services, Inc.           23,700                      569
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Tropical Sportswear
    International Corp.                          25,600               $      568
* MarineMax, Inc.                                43,800                      567
  Schawk, Inc.                                   52,800                      565
* Finlay Enterprises, Inc.                       34,300                      565
* Arden Group Inc. Class A                        9,400                      564
  American Home Mortgage
    Holdings, Inc.                               45,100                      563
* Netscreen Technologies, Inc.                   61,300                      563
* Party City Corp.                               34,500                      562
* Terra Industries, Inc.                        264,400                      561
* PDF Solutions, Inc.                            76,510                      559
* International Specialty
    Products, Inc.                               72,300                      557
* STERIS Corp.                                   29,254                      552
  Pittston Brink's Group                         23,007                      552
  Donnelly Corp.                                 20,400                      551
  RGS Energy Group Inc.                          14,000                      549
  First Industrial Realty Trust REIT             16,700                      549
* Chase Industries, Inc.                         39,100                      547
* Escalade, Inc.                                 23,900                      547
  Alamo Group, Inc.                              35,100                      544
* Xicor, Inc.                                   134,500                      543
* Cross Media Marketing Corp.                    57,600                      541
* Harvard Bioscience, Inc.                       96,500                      539
  Ryder System, Inc.                             19,900                      539
* Affiliated Managers Group, Inc.                 8,700                      535
* RMH Teleservices, Inc.                         77,490                      532
* Proton Energy Systems, Inc.                   165,800                      532
* America West Holdings Corp.
    Class B                                     193,500                      530
* Docucorp International, Inc.                   51,610                      528
* NetFlix.com, Inc.                              37,700                      527
  Advanta Corp. Class B                          48,200                      527
* Benihana Inc. Class A                          27,900                      526
* LendingTree, Inc.                              41,300                      525
  Ruby Tuesday, Inc.                             27,000                      524
* Inet Technologies, Inc.                        77,500                      523
* Mapics Inc.                                    93,510                      523
  Westfield Financia, Inc.                       34,300                      522
  Camden Property Trust REIT                     14,087                      522
  York International Corp.                       15,429                      521
* Gaiam, Inc.                                    35,600                      521
* Zymogenetics, Inc.                             59,060                      521
* IDT Corp. Class B                              31,900                      520
* Symmetricom Inc.                              142,500                      520
* Dynacq International, Inc.                     36,800                      519
* Net2Phone, Inc.                               121,284                      518
* Mothers Work, Inc.                             13,100                      515
* TTM Technologies, Inc.                         98,000                      514
* Oplink Communications, Inc.                   702,700                      513
  Independence Holding Co.                       22,300                      513
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                             SHARES                    (000)
--------------------------------------------------------------------------------
* j2 Global Communications, Inc.                 31,200             $        513
  ArvinMeritor, Inc.                             21,296                      511
  Harman International Industries, Inc.          10,350                      510
* Sonic Innovations, Inc.                        72,020                      509
* Closure Medical Corp.                          36,200                      507
* NATCO Group Inc.                               61,400                      507
  First American Corp.                           21,800                      501
* SkillSoft Corp.                                63,600                      499
  Hawaiian Electric Industries Inc.              11,724                      499
* Petroleum Helicopters, Inc.                    14,900                      498
* American Power Technology, Inc.                34,300                      497
* Ulticom, Inc.                                  72,700                      493
* Acme Communications, Inc.                      62,310                      492
* 1-800 CONTACTS, Inc.                           36,309                      490
  BorgWarner, Inc.                                8,479                      490
* ResortQuest International, Inc.                80,900                      489
* Actrade Financial Technologies, Ltd.           46,800                      488
  Peoples Energy Corp.                           13,300                      487
* Lawson Software, Inc.                          84,130                      485
* Price Legacy Corp. REIT                       126,000                      485
* Fisher Scientific International Inc.           17,300                      484
  Center Trust, Inc. REIT                        68,420                      483
* PLX Technology, Inc.                          113,400                      482
* eUniverse, Inc.                                78,360                      482
  Harsco Corp.                                   12,843                      482
* August Technology Corp.                        48,600                      481
* NetRatings, Inc.                               52,500                      480
* Cytogen Corp.                                 448,300                      480
* Midas Inc.                                     38,100                      477
* Syntel, Inc.                                   38,475                      476
  Franklin Financial Corp.                       18,600                      475
* Ceres Group, Inc.                             120,360                      469
* Manufacturers' Services Ltd.                   98,600                      468
  Dole Food Co.                                  16,136                      468
* Vitria Technology, Inc.                       487,400                      468
* Hall, Kinion & Associates, Inc.                62,160                      467
  Brown & Brown, Inc.                            14,700                      467
  Richardson Electronics, Ltd.                   43,400                      466
  John Wiley & Sons Class A                      19,400                      465
  Rayonier Inc.                                   9,417                      463
* TiVo Inc.                                     124,300                      461
  Herbalife International Class B                24,000                      460
* Chordiant Software, Inc.                      235,200                      459
* MIPS Technologies, Inc.                        74,200                      458
* Green Mountain Coffee, Inc.                    21,500                      456
* Drugstore.com, Inc.                           169,520                      456
  Florida East Coast Industries, Inc.
    Class B                                      19,130                      455
* Indus International, Inc.                     190,000                      454
* RCN Corp.                                     329,700                      452
* InfoSpace, Inc.                             1,001,960                      451
* U.S. Xpress Enterprises, Inc.                  34,100                      447
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Church & Dwight, Inc.                          14,200               $      445
* Triton PCS, Inc.                              113,900                      444
  The Timken Co.                                 19,800                      442
* Computer Programs                              20,500                      441
  Donaldson Co., Inc.                            12,523                      439
* Maxim Pharmaceuticals, Inc.                   135,700                      438
  Marine Products Corp.                          38,700                      438
  New York Community Bancorp, Inc.               16,126                      437
* Edwards Lifesciences Corp.                     19,029                      436
  Equity One, Inc. REIT                          31,200                      434
  Virco Manufacturing Corp.                      31,700                      430
* BWAY Corp.                                     26,800                      427
* Seattle Genetics, Inc.                         82,000                      427
  Ryland Group, Inc.                              8,500                      423
* NMS Communications Corp.                      174,000                      423
  Reckson Associates Realty Corp.
    Class B REIT                                 16,156                      419
* Time Warner Telecom Inc.                      249,400                      419
  CenterPoint Properties Corp. REIT               7,200                      419
  La-Z-Boy Inc.                                  16,600                      419
* Atlas Air Worldwide Holdings, Inc.            113,000                      418
* Cygnus Inc.                                   206,900                      418
* Commerce One, Inc.                          1,097,500                      417
* Multex.com Inc.                               101,600                      415
  Cooper Tire & Rubber Co.                       20,100                      413
  Hudson United Bancorp                          14,451                      413
* HealthExtras, Inc.                             81,100                      411
* DJ Orthopedics Inc.                            50,000                      410
* Sanchez Computer Associates, Inc.              91,800                      409
* Maui Land & Pineapple Co., Inc.                20,200                      408
* Inforte Corp.                                  40,860                      405
* CTB International Corp.                        26,300                      404
* Liquidmetal Technologies                       34,300                      403
* Mestek, Inc.                                   20,900                      399
* Onyx Pharmaceuticals, Inc.                     69,100                      399
* Kana Software, Inc.                            99,548                      398
* Caminus Corp.                                  68,300                      398
* Lynch Interactive Corp.                        13,000                      397
* Handspring, Inc.                              227,300                      396
* Pegasystems Inc.                               43,700                      394
* Read Rite Corp.                               819,900                      394
* Chico's FAS, Inc.                              10,750                      390
* SciClone Pharmaceuticals, Inc.                194,800                      390
  Willow Grove Bancorp, Inc.                     33,100                      388
* Zale Corp.                                     10,600                      388
* Tellium, Inc.                                 415,800                      387
* Syntroleum Corp.                              134,200                      386
* Transcontinental Realty
    Investors, Inc. REIT                         19,500                      386
  Graco, Inc.                                    15,080                      386
* Mesaba Holdings, Inc.                          65,650                      385
* IXYS Corp.                                     71,300                      384
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  NASB Financial Inc.                            17,400                $     383
* NASSDA Corp.                                   30,900                      382
* ICT Group, Inc.                                21,000                      382
* Spartan Stores, Inc.                          126,700                      381
* Carmike Cinemas, Inc.                          15,100                      380
* ON Semiconductor Corp.                        184,200                      379
* DHB Industries, Inc.                           92,100                      373
  W.R. Berkley Corp.                              6,775                      373
  American Greetings Corp. Class A               22,300                      372
  Value Line, Inc.                                9,000                      370
* Guess ?, Inc.                                  51,400                      370
* Q-Med, Inc.                                    44,240                      370
* Specialty Laboratories, Inc.                   44,600                      370
* CEC Entertainment Inc.                          8,900                      368
  Philadelphia Suburban Corp.                    18,175                      367
* Johnson Outdoors Inc.                          21,700                      365
  D&E Communications, Inc.                       34,670                      364
* Microvision, Inc.                              69,400                      363
  Raymond James Financial, Inc.                  12,200                      351
* Matria Healthcare, Inc.                        42,600                      350
* Bone Care International, Inc.                  66,800                      349
* Armstrong Holdings, Inc.                      195,200                      349
* I-STAT Corp.                                   97,200                      346
* National Beverage Corp.                        24,700                      346
  Global Payments Inc.                           11,580                      346
  Cousins Properties, Inc. REIT                  13,863                      343
  AptarGroup Inc.                                11,100                      341
* Embarcadero Technologies, Inc.                 55,100                      341
* Seminis, Inc.                                  92,220                      338
* Virbac Corp.                                   52,620                      336
* SureBeam Corp.                                 60,200                      329
* Monarch Casino & Resort, Inc.                  21,900                      325
* DDi Corp.                                     322,000                      322
* VaxGen, Inc.                                   57,500                      319
  SCPIE Holdings Inc.                            52,300                      318
* JNI Corp.                                      90,800                      318
* EntreMed, Inc.                                103,400                      317
* Bruker Daltonics, Inc.                         79,700                      315
  Park National Corp.                             3,660                      315
* Novavax, Inc.                                  73,200                      312
* Earthshell Corp.                              268,700                      309
  California National Bancorp                    18,900                      304
* Synplicity, Inc.                               65,640                      301
  Downey Financial Corp.                          6,346                      300
  Forest City Enterprise Class A                  8,550                      297
* Indevus Pharmaceuticals, Inc.                 256,100                      297
* Innovative Solutions and
    Support, Inc.                                39,600                      297
* Regeneration Technologies, Inc.                48,800                      295
* 99 Cents Only Stores                           11,465                      294
* North American Scientific, Inc.                28,600                      292
  Fair, Isaac & Co. Inc.                          8,875                      292
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Digitas Inc.                                   64,111                $     292
* Revlon, Inc. Class A                           58,800                      291
* Value City Department Stores, Inc.            103,800                      291
* Mossimo, Inc.                                  32,200                      289
  CBRL Group, Inc.                                9,414                      287
* Sunrise Telecom Inc.                          132,800                      287
* Verint Systems Inc.                            25,300                      286
* Dominion Homes, Inc.                           14,000                      283
* Private Media Group, Inc.                      98,700                      282
* Union Acceptance Corp.                         66,400                      276
* Aspect Medical Systems, Inc.                   76,100                      274
* Lannett Company, Inc.                          25,400                      272
  Leeds Federal Bankshares Inc.                   8,500                      272
  Coca-Cola Bottling Co.                          6,222                      268
* Perot Systems Corp.                            24,500                      267
* UbiquiTel Inc.                                386,400                      267
* AVI BioPharma, Inc.                            90,400                      266
* LifePoint Hospitals, Inc.                       7,293                      265
* Novoste Corp.                                  56,300                      260
  Tremont Corp.                                   8,700                      259
* Overstock.com, Inc.                            18,400                      259
* Circuit City Stores, Inc.-
    CarMax Group                                 11,600                      256
  Bridgford Foods Corp.                          19,200                      255
* Aurora Foods Inc.                             157,000                      253
  Diagnostic Products Corp.                       6,800                      252
* Convera Corp.                                 102,800                      250
  Independence Community
    Bank Corp.                                    8,590                      247
* Synaptics Inc.                                 32,600                      246
* Orchid Biosciences, Inc.                      185,800                      245
* InterVoice-Brite, Inc.                        170,200                      243
* Career Education Corp.                          5,400                      243
* Inrange Technologies Corp.                     50,900                      242
* Cache, Inc.                                    17,700                      242
* Perini Corp.                                   59,900                      240
  Media General, Inc. Class A                     3,900                      236
  CompX International Inc.                       17,800                      235
* NIC Inc.                                      158,500                      235
* Scotts Co.                                      5,000                      227
* Performance Food Group Co.                      6,700                      227
  Albemarle Corp.                                 7,320                      226
  Regency Centers Corp. REIT                      7,500                      222
  Prime Group Realty Trust REIT                  33,700                      219
* J.D. Edwards & Co.                             18,000                      219
* Alaska Communications Systems
    Holdings, Inc.                               45,600                      217
* The Cheesecake Factory                          6,093                      216
* First Banks America, Inc.                       5,500                      215
  Whitney Holdings Corp.                          6,925                      213
* Andrew Corp.                                   14,800                      212
  Pilgrim's Pride Corp. Class A                  20,350                      211
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                             SHARES                    (000)
--------------------------------------------------------------------------------
  EMC Insurance Group, Inc.                      13,700                   $  209
* Leap Wireless International, Inc.             192,275                      208
* Penton Media, Inc. Class A                     95,900                      206
  F.N.B. Corp.                                    7,330                      201
* Sonic Automotive, Inc.                          7,800                      201
* MEEMIC Holdings, Inc.                           7,200                      200
* dick clark productions, inc                    13,800                      199
* Genuity Inc. Class A                           52,200                      198
  Greater Bay Bancorp                             6,392                      197
* BriteSmile, Inc.                               82,700                      196
* TranSwitch Corp.                              305,200                      195
* Protection One, Inc.                           70,700                      194
* Art Technology Group, Inc.                    192,300                      194
  Citizens Banking Corp.                          6,692                      194
  Westamerica Bancorporation                      4,900                      194
* Internet Capital Group, Inc.                  710,100                      192
* Wave Systems Corp.                            131,800                      188
* Valence Technology Inc.                       136,000                      188
* Altiris, Inc.                                  34,200                      187
* Swift Transportation Co., Inc.                  7,973                      186
* AVANT Immunotherapeutics, Inc.                165,300                      185
* PC Connection, Inc.                            45,150                      185
* Hemispherx Biopharma, Inc.                     73,800                      185
* Ciphergen Biosystems, Inc.                     48,900                      179
* Zebra Technologies Corp. Class A                3,700                      178
* Gerber Scientific, Inc.                        49,400                      173
  First Midwest Bancorp, Inc.                     6,226                      173
* Infogrames, Inc.                               63,320                      173
  Dreyer's Grand Ice Cream, Inc.                  2,518                      173
  MicroFinancial Inc.                            21,500                      172
* SimpleTech, Inc.                               49,000                      172
  Doral Financial Corp.                           5,100                      170
* Magellan Health Services, Inc.                155,500                      169
* Centennial Communications Corp.
    Class A                                      68,600                      167
* 3 Dimensional Pharmaceuticals                  37,100                      165
* Copart, Inc.                                   10,100                      164
* AirGate PCS, Inc.                             163,200                      163
* SBA Communications Corp.                      114,500                      161
  Applebee's International, Inc.                  6,925                      159
* Digital Lightwave, Inc.                        67,500                      158
* Transgenomic, Inc.                             62,500                      158
  Inter Parfums, Inc.                            22,500                      156
* Corillian Corp.                                68,800                      156
* Saba Software, Inc.                            61,200                      156
* Northfield Laboratories, Inc.                  38,700                      155
* Accredo Health, Inc.                            3,340                      154
* Sirenza Microdevices, Inc.                     75,100                      152
* Cymer, Inc.                                     4,300                      151
* Scholastic Corp.                                3,944                      149
  NYMAGIC, Inc.                                   9,900                      148
* KCS Energy, Inc.                               84,100                      147
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Measurement Specialties, Inc.                  48,800                 $    146
* Encompass Services Corp.                      256,345                      146
* Selectica, Inc.                                36,300                      144
* SupportSoft, Inc.                              52,000                      144
* Suntron Corp.                                  17,000                      143
* Activision, Inc.                                4,900                      142
* Terremark Worldwide, Inc.                     549,800                      137
* Silicon Valley Bancshares                       5,200                      137
* Management Network Group Inc.                  58,100                      135
* Aclara Biosciences, Inc.                       77,700                      134
* Cosine Communications, Inc.                   304,900                      131
  Lancaster Colony Corp.                          3,663                      131
* Education Management Corp.                      3,200                      130
* Cell Pathways, Inc.                            86,800                      130
* O'Reilly Automotive, Inc.                       4,700                      130
* WJ Communications, Inc.                       110,600                      128
* Deltagen, Inc.                                 52,300                      128
* Dobson Communications Corp.                   142,400                      122
* FTD, Inc.                                       9,282                      119
* Clayton Williams Energy, Inc.                  10,000                      116
* Ansoft Corp.                                   19,500                      115
* Lexent Inc.                                    49,700                      112
* Dendreon Corp.                                 52,400                      111
* H Power Corp.                                 116,000                      110
  Student Loan Corp.                              1,300                      108
* Pegasus Communications Corp.
    Class A                                     147,455                      108
* Adaptec, Inc.                                  13,500                      107
* Peco II, Inc.                                  30,800                      103
* Technical Olympic USA, Inc.                     6,500                      103
* American Axle & Manufacturing
    Holdings, Inc.                                3,400                      101
* PETsMART, Inc.                                  6,250                      100
* Optical Communication
    Products, Inc.                               80,000                       98
* Getty Images, Inc.                              4,400                       96
* AT&T Latin America Corp. Class A              169,600                       92
* Seitel, Inc.                                   89,200                       89
* BSQUARE Corp.                                  39,400                       89
  Federal Agricultural
    Mortgage Corp. Class A                        3,800                       88
  Capitol Federal Financial                       3,360                       88
* Key3Media Group, Inc.                         173,700                       87
* Third Wave Technologies                        38,400                       86
* Targeted Genetics Corp.                        78,900                       85
* On Command Corp.                               50,300                       85
* Internap Network Services Corp.               353,500                       81
* Pharmacyclics, Inc.                            18,200                       81
* Amtran, Inc.                                   11,700                       80
* MicroStrategy Inc.                            155,800                       78
* Next Level Communications, Inc.                76,300                       77
* Pharmos Corp.                                  83,400                       77
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Star Scientific, Inc.                          42,300                    $  76
* Integrated Circuit Systems, Inc.                3,600                       73
* MKS Instruments, Inc.                           3,596                       72
* Stellent Inc.                                  15,700                       72
* Interactive Data Corp.                          4,578                       67
* Acterna Corp.                                 159,500                       66
  HEICO Corp. Class A                             5,810                       65
* National Processing, Inc.                       2,300                       60
* Liberty Livewire Corp.                         19,700                       58
  Spiegel, Inc. Class A                          68,300                       58
* Loudcloud, Inc.                                39,600                       57
* UnitedGlobalCom Inc. Class A                   20,300                       56
* Lantronix, Inc.                                65,590                       56
* General Maritime Corp.                          5,600                       55
* BOK Financial Corp.                             1,535                       51
* Aware, Inc.                                    12,400                       47
* Peregrine Systems, Inc.                       137,300                       41
* Mechanical Technology Inc.                     35,100                       38
* America Online Latin America, Inc.             54,300                       35
* Edison Schools Inc.                            33,200                       32
* Magnum Hunter Resources Inc.
    Warrants Exp. 3/21/2005                      36,400                       30
* Rent-A-Center, Inc.                               500                       29
* Millennium Cell Inc.                            9,100                       28
* Genome Therapeutics Corp.                      12,100                       28
* Xanser Corp.                                   14,800                       27
* Universal Access Global
    Holdings Inc.                               130,600                       25
* New Horizons Worldwide, Inc.                    2,400                       24
* Emisphere Technologies, Inc.                    5,900                       24
* Vion Pharmaceuticals, Inc.                     61,200                       24
* ProcureNet, Inc.                              136,100                       20
* CSF Holdings Inc. Contingent
    Litigation Rights                            29,125                       15
* Valentis, Inc.                                  9,300                       12
* Emex Corp.                                     12,517                        9
* Federal-Mogul Corp.                            11,000                        8
  WorldCom, Inc. - MCI Group                     44,500                        8
* Morgan Group Holding Co.                       13,600                        7
* NewPower Holdings, Inc.                       100,000                        2
* Network Plus Corp.                             50,000                       --
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $5,214,531) 4,911,464
--------------------------------------------------------------------------------
                                                   FACE                   MARKET
                                                 AMOUNT                   VALUE*
                                                  (000)                    (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (2.9%)(1)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.
(2) 1.83%, 7/31/2002                            $ 3,000                   2,996
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.97%, 7/1/2002                                13,386                  13,386
  1.97%, 7/1/2002--Note E                       128,189                 128,189
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $144,571)                                                       144,571
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (102.9%)
  (Cost $5,359,102)                                                   5,056,035
--------------------------------------------------------------------------------
OTHER ASSETS AND
  LIABILITIES--NET (-2.9%)                                             (143,403)
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $4,912,632
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.9%, respectively, of net assets. See Note D in Notes to Financial Statements.
(2)Security segregated as initial margin for open futures contracts.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
ASSETS
  Investments in Securities, at Value                               $ 5,056,035
  Receivables for Investment
    Securities Sold                                                     934,494
  Other Assets--Note B                                                   15,698
                                                                  --------------
Total Assets                                                          6,006,227
                                                                  --------------
LIABILITIES
  Payables for Investment Securities
    Purchased                                                          (951,574)
  Other Liabilities--Note E                                            (142,021)
                                                                  --------------
Total Liabilities                                                    (1,093,595)
                                                                  --------------
--------------------------------------------------------------------------------
NET ASSETS                                                           $4,912,632
================================================================================

                                                                          AMOUNT
SMALL-CAP INDEX FUND                                                       (000)
--------------------------------------------------------------------------------
AT JUNE 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                      $5,266,647
Undistributed Net Investment Income                                      18,701
Accumulated Net Realized Losses                                         (69,678)
Unrealized Appreciation (Depreciation)--Note D
  Investment Securities                                                (303,067)
  Futures Contracts                                                          29
--------------------------------------------------------------------------------
NET ASSETS                                                           $4,912,632
================================================================================

Investor Shares--Net Assets
Applicable to 190,100,717 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                          $3,611,076
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                        $19.00
================================================================================

Admiral Shares--Net Assets
Applicable to 34,371,344 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                            $653,206
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                                         $19.00
================================================================================

Institutional Shares--Net Assets
Applicable to 34,101,792 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                            $648,350
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                                   $19.01
================================================================================

================================================================================
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP GROWTH INDEX FUND                      SHARES                    (000)
--------------------------------------------------------------------------------
COMMON STOCKS (100.1%)
--------------------------------------------------------------------------------
  XTO Energy, Inc.                              356,850               $    7,351
* Cephalon, Inc.                                158,567                    7,167
* Alliant Techsystems, Inc.                     107,375                    6,851
* NVR, Inc.                                      20,800                    6,718
  Pier 1 Imports Inc.                           269,600                    5,662
  Cullen/Frost Bankers, Inc.                    147,100                    5,279
* Cerner Corp.                                  101,900                    4,874
* Coventry Health Care Inc.                     169,200                    4,809
  Harman International
    Industries, Inc.                             93,500                    4,605
* Renal Care Group, Inc.                        143,800                    4,479
  La-Z-Boy Inc.                                 174,800                    4,408
* Zebra Technologies Corp. Class A               90,800                    4,378
  Polaris Industries, Inc.                       67,100                    4,362
* Performance Food Group Co.                    126,698                    4,290
* Chico's FAS, Inc.                             118,100                    4,289
* Mid Atlantic Medical Services, Inc.           136,000                    4,264
* O'Reilly Automotive, Inc.                     152,300                    4,197
* Pharmaceutical Product
    Development, Inc.                           159,200                    4,193
* Corinthian Colleges, Inc.                     123,400                    4,182
* Accredo Health, Inc.                           90,000                    4,153
* Linens 'n Things, Inc.                        126,300                    4,144
  Philadelphia Suburban Corp.                   198,300                    4,006
  Ethan Allen Interiors, Inc.                   111,500                    3,931
* Scotts Co.                                     85,600                    3,886
  First Midwest Bancorp, Inc.                   139,430                    3,873
* Medicis Pharmaceutical Corp.                   88,800                    3,797
  Hilb, Rogal and Hamilton Co.                   82,500                    3,733
  Hudson United Bancorp                         130,600                    3,730
  Applebee's International, Inc.                160,550                    3,685
  Ruby Tuesday, Inc.                            188,200                    3,651
* Jack in the Box Inc.                          114,300                    3,635
* Sonic Corp.                                   115,525                    3,629
  United Bankshares, Inc.                       123,000                    3,614
  Graco, Inc.                                   137,100                    3,511
* Southwest Bancorporation
    of Texas, Inc.                               95,900                    3,473
* Heartland Express, Inc.                       143,837                    3,442
* Cymer, Inc.                                    97,100                    3,402
* Orthodontic Centers
    of America, Inc.                            147,300                    3,379
* THQ Inc.                                      113,250                    3,377
* Techne Corp.                                  119,550                    3,374
  Regis Corp.                                   124,500                    3,364
  Roper Industries Inc.                          89,800                    3,350
* CEC Entertainment Inc.                         80,800                    3,337
* Insight Enterprises, Inc.                     131,250                    3,306
  Fair, Isaac & Co. Inc.                        100,225                    3,294
  Invacare Corp.                                 89,000                    3,272
* Respironics, Inc.                              95,300                    3,245
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Varian Semiconductor
    Equipment Associates, Inc.                   95,400               $    3,237
* Axcelis Technologies, Inc.                    281,500                    3,181
  AptarGroup Inc.                               103,400                    3,180
  Global Payments Inc.                          106,100                    3,168
* CACI International, Inc.                       81,700                    3,120
  IDEX Corp.                                     93,100                    3,119
* Christopher & Banks Corp.                      73,250                    3,098
* Province Healthcare Co.                       137,200                    3,068
  Diagnostic Products Corp.                      81,900                    3,030
  Cambrex Corp.                                  75,000                    3,007
* Too Inc.                                       97,400                    3,000
  Community First Bankshares, Inc.              114,710                    2,993
* Priority Healthcare Corp. Class B             126,900                    2,982
* NBTY, Inc.                                    190,400                    2,947
  Essex Property Trust, Inc. REIT                53,500                    2,926
  Thor Industries, Inc.                          40,800                    2,907
  FactSet Research Systems Inc.                  97,200                    2,894
* ITT Educational Services, Inc.                132,400                    2,886
* Panera Bread Co.                               83,000                    2,884
  Oshkosh Truck Corp.                            48,500                    2,867
  First Bancorp/Puerto Rico                      76,400                    2,860
* Atlantic Coast Airlines
    Holdings Inc.                               130,400                    2,830
  NDCHealth Corp.                                98,700                    2,754
* ResMed Inc.                                    93,200                    2,740
  TrustCo Bank NY                               207,753                    2,736
* Fossil, Inc.                                  132,107                    2,716
  Technitrol, Inc.                              115,600                    2,693
  Fred's, Inc.                                   72,900                    2,681
  Chittenden Corp.                               92,500                    2,681
* Manhattan Associates, Inc.                     82,700                    2,660
* Arbitron Inc.                                  84,700                    2,643
* American Italian Pasta Co.                     51,600                    2,631
* Cognex Corp.                                  127,016                    2,547
* IDEXX Laboratories Corp.                       98,200                    2,533
  UGI Corp. Holding Co.                          79,100                    2,526
* Landstar System, Inc.                          23,349                    2,495
  Mentor Corp.                                   67,300                    2,471
  ABM Industries                                142,000                    2,465
  Baldor Electric Co.                            98,100                    2,458
  The Manitowac Co., Inc.                        69,250                    2,455
  Georgia Gulf Corp.                             92,400                    2,443
  John H. Harland Co.                            84,500                    2,420
* Hot Topic, Inc.                                90,150                    2,408
  Winnebago Industries, Inc.                     53,900                    2,372
* Argosy Gaming Co.                              83,200                    2,363
* Barra, Inc.                                    63,100                    2,346
  East West Bancorp, Inc.                        67,800                    2,340
* Cal Dive International, Inc.                  106,300                    2,339
* Duane Reade Inc.                               68,600                    2,336
* ESS Technology, Inc.                          132,000                    2,315
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP GROWTH INDEX FUND                      SHARES                    (000)
--------------------------------------------------------------------------------
* Armor Holdings, Inc.                           90,300                $   2,303
  Brady Corp. Class A                            66,400                    2,289
* Evergreen Resources, Inc.                      53,400                    2,269
* PRG-Schultz International, Inc.               183,400                    2,258
  Clarcor Inc.                                   71,300                    2,257
* Syncor International Corp.                     71,200                    2,243
* ADVO, Inc.                                     57,900                    2,238
* Haemonetics Corp.                              76,400                    2,231
  Delta & Pine Land Co.                         110,100                    2,213
* P.F. Chang's China Bistro, Inc.                69,600                    2,187
* Take-Two Interactive
    Software, Inc.                              105,900                    2,180
* SCP Pool Corp.                                 77,700                    2,157
  Patina Oil & Gas Corp.                         78,100                    2,142
  UCBH Holdings, Inc.                            56,300                    2,140
* Pacific Sunwear of California                  95,100                    2,108
* The Wet Seal, Inc. Class A                     86,400                    2,100
  Cooper Cos., Inc.                              43,900                    2,068
* Forward Air Corp.                              62,996                    2,065
* Advanced Energy Industries, Inc.               92,100                    2,043
* DRS Technologies, Inc.                         47,700                    2,039
  G & K Services, Inc.                           59,500                    2,037
* The Children's Place
    Retail Stores, Inc.                          76,700                    2,033
* Sybron Dental Specialties, Inc.               109,400                    2,024
* FLIR Systems, Inc.                             48,000                    2,015
* Simpson Manufacturing Co.                      35,100                    2,005
* ATMI, Inc.                                     88,500                    1,980
  MacDermid, Inc.                                92,700                    1,971
  Owens & Minor, Inc. Holding Co.                98,500                    1,946
* Teledyne Technologies, Inc.                    91,900                    1,894
* Cost Plus, Inc.                                61,900                    1,885
* DIANON Systems, Inc.                           35,100                    1,875
* Oceaneering International, Inc.                70,700                    1,874
  Sterling Bancshares, Inc.                     126,550                    1,869
* Kroll Inc.                                     89,000                    1,867
* Pinnacle Systems, Inc.                        168,700                    1,854
* Regeneron Pharmaceuticals, Inc.               126,400                    1,834
* Plains Resources Inc.                          68,500                    1,832
* Sierra Health Services, Inc.                   81,100                    1,813
* Monaco Coach Corp.                             83,000                    1,799
* Kulicke & Soffa Industries, Inc.              141,500                    1,753
* Hyperion Solutions Corp.                       95,700                    1,745
* Kronos, Inc.                                   56,534                    1,724
* CUNO Inc.                                      47,500                    1,719
  Dime Community Bancshares                      74,400                    1,688
* Noven Pharmaceuticals, Inc.                    65,265                    1,664
* Ryan's Family Steak Houses, Inc.              125,600                    1,659
* Action Performance Cos., Inc.                  52,100                    1,646
* Dionex Corp.                                   61,073                    1,636
* Insituform Technologies Inc.
    Class A                                      77,000                    1,631
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Cato Corp. Class A                             73,100               $    1,630
  EDO Corp.                                      56,700                    1,616
* Financial Federal Corp.                        48,000                    1,610
* INAMED Corp.                                   60,038                    1,604
  Carbo Ceramics Inc.                            43,400                    1,604
  Boston Private Financial
    Holdings, Inc.                               64,200                    1,588
* SERENA Software, Inc.                         115,700                    1,585
* Quiksilver, Inc.                               63,900                    1,585
  Oshkosh B' Gosh, Inc. Class A                  36,400                    1,583
* Itron, Inc.                                    59,600                    1,563
  Helix Technology Corp.                         75,500                    1,555
  Elcor Corp.                                    55,700                    1,544
* Genesco, Inc.                                  62,700                    1,527
* Progress Software Corp.                       102,500                    1,513
  Hooper Holmes, Inc.                           187,200                    1,511
  Libbey, Inc.                                   44,100                    1,504
* FileNET Corp.                                 103,270                    1,497
* Remington Oil & Gas Corp.                      74,400                    1,482
* Photon Dynamics, Inc.                          49,200                    1,476
* Actel Corp.                                    70,200                    1,476
* Power Integrations, Inc.                       81,119                    1,452
* MICROS Systems, Inc.                           50,820                    1,408
  K-Swiss, Inc.                                  53,600                    1,393
* On Assignment, Inc.                            77,800                    1,385
* Mercury Computer Systems, Inc.                 62,100                    1,346
* The Gymboree Corp.                             83,500                    1,338
  Vital Signs, Inc.                              37,000                    1,338
* Kopin Corp.                                   201,250                    1,328
  Frontier Oil Corp.                             75,600                    1,317
* BE Avionics Inc.                               98,800                    1,302
  WD-40 Co.                                      46,300                    1,285
* SurModics, Inc.                                49,300                    1,281
* Rogers Corp.                                   45,500                    1,265
* Trimble Navigation Ltd.                        80,880                    1,254
* ICU Medical, Inc.                              40,100                    1,239
* Steak n Shake Co.                              79,900                    1,238
* AstroPower, Inc.                               62,938                    1,236
  Lance, Inc.                                    84,400                    1,231
* Aeroflex, Inc.                                174,100                    1,210
  Inter-Tel, Inc.                                70,100                    1,199
* Biosite Inc.                                   42,600                    1,199
* Midway Games Inc.                             139,300                    1,184
* Enzo Biochem, Inc.                             81,571                    1,169
  Arctic Cat, Inc.                               67,200                    1,169
* Rudolph Technologies, Inc.                     46,800                    1,167
* Pre-Paid Legal Services, Inc.                  57,800                    1,150
* Dendrite International, Inc.                  115,650                    1,118
* Startek, Inc.                                  41,100                    1,099
  Coca-Cola Bottling Co.                         25,400                    1,092
* J. Jill Group, Inc.                            28,500                    1,082
* United Natural Foods, Inc.                     55,000                    1,072
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* General Communication, Inc.                   160,600             $      1,071
* Ultimate Electronics, Inc.                     40,500                    1,049
* Radiant Systems, Inc.                          80,096                    1,044
  Cohu, Inc.                                     59,400                    1,026
  Hancock Fabrics, Inc.                          54,800                    1,018
  Advanced Marketing Services                    55,500                    1,016
* Metro One
    Telecommunications, Inc.                     71,050                      992
* Intermagnetics General Corp.                   47,944                      968
* Omnova Solutions Inc.                         113,800                      956
* Shuffle Master, Inc.                           51,480                      946
  New England Business
    Service, Inc.                                37,400                      940
* JDA Software Group, Inc.                       32,000                      904
* CryoLife Inc.                                  56,000                      899
* PolyMedica Corp.                               34,800                      889
* Mesa Air Group Inc.                            94,700                      871
* ANSYS, Inc.                                    42,600                      856
* Impath, Inc.                                   47,100                      845
* Prima Energy Corp.                             37,000                      843
* Catapult Communications Corp.                  37,900                      829
*(1) Advanced Medical Optics                     75,000                      825
* Administaff, Inc.                              81,900                      819
* Concord Communications, Inc.                   49,200                      811
  Lindsay Manufacturing Co.                      33,900                      785
* MRO Software Inc.                              66,800                      760
* Phoenix Technologies Ltd.                      74,800                      748
* MemberWorks, Inc.                              40,100                      743
* Planar Systems, Inc.                           37,157                      715
* Frontier Airlines, Inc.                        85,650                      696
* Labor Ready, Inc.                             117,500                      687
  Keithley Instruments Inc.                      45,700                      660
  Quaker Chemical Corp.                          26,400                      647
* Supertex, Inc.                                 36,100                      636
* Harmonic, Inc.                                172,400                      631
* Department 56 Inc.                             37,200                      606
* Factory 2-U Stores Inc.                        37,400                      518
* MGI Pharma, Inc.                               72,600                      513
  X-Rite Inc.                                    58,700                      505
  BEI Technologies, Inc.                         41,749                      478
  Thomas Nelson, Inc.                            41,300                      436
* Roxio, Inc.                                    55,586                      400
* QRS Corp.                                      45,200                      352
* ZixIt Corp.                                    51,200                      281
* Hall, Kinion & Associates, Inc.                35,500                      267
* Cygnus Inc.                                   110,100                      222
* Advanced Tissue Sciences Inc.                  65,106                       94
* Valence Technology Inc.                        40,500                       56
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $499,133) 532,956
--------------------------------------------------------------------------------
                                                   FACE                   MARKET
                                                 AMOUNT                   VALUE*
                                                  (000)                    (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (3.0%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.97%, 7/1/2002--Note E
  (Cost $16,007)                               $16,007                   16,007
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (103.1%)
  (Cost $515,140)                                                       548,963
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-3.1%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                      3,946
Security Lending Collateral
  Payable to Brokers--Note E                                            (16,007)
Other Liabilities                                                        (4,658)
                                                                   -------------
                                                                        (16,719)
                                                                   -------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $532,244
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of June 30, 2002.
REIT--Real Estate Investment Trust.

================================================================================
AT JUNE 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                       $ 589,861
Undistributed Net Investment Income                                         143
Accumulated Net Realized Losses                                         (91,583)
Unrealized Appreciation--Note D                                          33,823
--------------------------------------------------------------------------------
NET ASSETS                                                             $532,244
================================================================================

Investor Shares--Net Assets
Applicable to 38,455,708 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                            $394,315
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                        $10.25
================================================================================

Institutional Shares--Net Assets
Applicable to 13,439,192 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                            $137,929
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                                   $10.26
================================================================================

================================================================================
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP VALUE INDEX FUND                       SHARES                    (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.6%)
--------------------------------------------------------------------------------
* Toll Brothers, Inc.                           813,600                  $23,838
  Pogo Producing Co.                            624,000                   20,355
  OM Group, Inc.                                323,700                   20,069
* Newfield Exploration Co.                      509,100                   18,923
  First American Corp.                          819,600                   18,851
  Washington Federal Inc.                       728,507                   18,402
  MDC Holdings, Inc.                            310,141                   16,127
  Raymond James Financial, Inc.                 558,300                   16,079
  Werner Enterprises, Inc.                      731,456                   15,587
  Ryland Group, Inc.                            312,300                   15,537
  The Timken Co.                                687,900                   15,361
  Downey Financial Corp.                        324,100                   15,330
  Commercial Federal Corp.                      521,200                   14,985
* Shaw Group, Inc.                              480,500                   14,751
  Skywest, Inc.                                 623,900                   14,593
* Zale Corp.                                    392,600                   14,369
  Whitney Holdings Corp.                        456,395                   14,030
  Piedmont Natural Gas, Inc.                    375,300                   13,879
  Staten Island Bancorp, Inc.                   706,900                   13,572
  Shurgard Storage Centers, Inc.
    Class A REIT                                380,900                   13,149
  Standard Pacific Corp.                        370,000                   12,980
  Jefferies Group, Inc.                         307,900                   12,963
* AnnTaylor Stores Corp.                        504,100                   12,799
* Tom Brown, Inc.                               449,492                   12,743
  Corn Products International, Inc.             407,400                   12,678
* Mueller Industries Inc.                       388,600                   12,338
* Stone Energy Corp.                            302,200                   12,164
  Hughes Supply, Inc.                           274,400                   12,159
* Men's Wearhouse, Inc.                         472,700                   12,054
* United Stationers, Inc.                       388,302                   11,804
  Lennox International Inc.                     655,474                   11,792
  PolyOne Corp.                               1,045,559                   11,763
  Florida Rock Industries, Inc.                 326,400                   11,754
  USFreightways Corp.                           309,000                   11,702
* Kansas City Southern                          689,100                   11,542
  Fleming Cos., Inc.                            617,300                   11,327
* Philadelphia Consolidated
    Holding Corp.                               248,200                   11,253
  RGS Energy Group Inc.                         285,400                   11,188
  Atmos Energy Corp.                            474,100                   11,113
* UICI                                          549,600                   11,080
  Reliance Steel & Aluminum Co.                 363,650                   11,015
* SEACOR SMIT Inc.                              231,650                   10,969
  The Standard Register Co.                     320,600                   10,961
  Massey Energy Co.                             858,534                   10,903
  Burlington Coat Factory
    Warehouse Corp.                             509,500                   10,827
* Yellow Corp.                                  333,329                   10,800
* Ralcorp Holdings, Inc.                        344,200                   10,756
* Southern Union Co.                            630,756                   10,723
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Energen Corp.                                 394,300              $    10,666
  Tredegar Corp.                                440,400                   10,636
* Tower Automotive, Inc.                        756,300                   10,550
  The South Financial Group, Inc.               462,650                   10,368
  Susquehanna Bancshares, Inc.                  452,103                   10,267
  Delphi Financial Group, Inc.                  235,377                   10,180
* Group 1 Automotive, Inc.                      264,500                   10,006
  MAF Bancorp, Inc.                             265,435                    9,980
  Alpharma, Inc. Class A                        586,600                    9,960
  The Pep Boys
    (Manny, Moe & Jack)                         591,000                    9,958
* Anixter International Inc.                    428,400                    9,956
* Waste Connections, Inc.                       317,400                    9,916
* EMCOR Group, Inc.                             170,800                    9,908
  A.O. Smith Corp.                              320,900                    9,887
* Brooks-PRI Automation, Inc.                   385,850                    9,862
  Colonial Properties Trust REIT                252,300                    9,827
* Coherent, Inc.                                331,857                    9,803
* Adaptec, Inc.                               1,218,943                    9,617
  Briggs & Stratton Corp.                       247,900                    9,579
* Black Box Corp.                               232,800                    9,482
  Central Parking Corp.                         412,800                    9,470
  Kellwood Co.                                  290,200                    9,431
  Curtiss-Wright Corp.                          116,700                    9,318
  Southwest Gas Corp.                           376,300                    9,313
  CH Energy Group, Inc.                         188,000                    9,304
  New Jersey Resources Corp.                    309,450                    9,237
* American Management
    Systems, Inc.                               481,057                    9,193
* US Oncology, Inc.                           1,094,298                    9,116
  UIL Holdings Corp.                            166,100                    9,046
* Steel Dynamics, Inc.                          544,500                    8,968
* Aztar Corp.                                   428,300                    8,909
* Exar Corp.                                    448,600                    8,846
  Acuity Brands, Inc.                           475,200                    8,649
  Vintage Petroleum, Inc.                       725,600                    8,635
* Tetra Tech, Inc.                              586,700                    8,624
* Skyworks Solutions, Inc.                    1,551,718                    8,612
  Northwest Natural Gas Co.                     292,100                    8,523
  Kilroy Realty Corp. REIT                      318,300                    8,515
  Cabot Oil & Gas Corp. Class A                 367,400                    8,395
  Selective Insurance Group                     296,230                    8,392
* AmeriPath, Inc.                               349,496                    8,388
* MAXIMUS, Inc.                                 264,200                    8,375
  Wolverine World Wide, Inc.                    477,600                    8,334
  Russ Berrie and Co., Inc.                     233,600                    8,269
* The Great Atlantic &
    Pacific Tea Co., Inc.                       440,700                    8,237
  Landry's Restaurants, Inc.                    319,900                    8,161
  The Toro Co.                                  141,800                    8,131
* Triumph Group, Inc.                           182,000                    8,117
* El Paso Electric Co.                          580,800                    8,044
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Spherion Corp.                                673,370             $      8,013
  American Financial Holdings, Inc.             267,350                    7,999
  Roadway Corp.                                 222,600                    7,998
* Benchmark Electronics, Inc.                   276,100                    7,963
* Stillwater Mining Co.                         495,400                    7,867
  Woodward Governor Co.                         130,200                    7,697
* Veeco Instruments, Inc.                       332,500                    7,684
* Electro Scientific Industries, Inc.           315,900                    7,676
  St. Mary Land & Exploration Co.               319,700                    7,650
* Pediatrix Medical Group, Inc.                 305,700                    7,643
* Paxar Corp.                                   454,700                    7,616
  Texas Industries, Inc.                        240,400                    7,570
  Avista Corp.                                  546,700                    7,544
* Lone Star Technologies, Inc.                  326,600                    7,479
  Analogic Corp.                                151,700                    7,459
  Commercial Metals Co.                         157,100                    7,374
* CONMED Corp.                                  326,756                    7,296
* Arkansas Best Corp.                           284,275                    7,243
* Unit Corp.                                    414,900                    7,199
* CDI Corp.                                     220,900                    7,190
* Hain Celestial Group, Inc.                    387,800                    7,174
  UniSource Energy Corp.                        384,200                    7,135
  Quanex Corp.                                  162,400                    7,097
  GenCorp, Inc.                                 495,500                    7,086
  Russell Corp.                                 367,400                    7,072
* IHOP Corp.                                    240,000                    7,068
* Bally Total Fitness Holding Corp.             376,200                    7,039
  Seacoast Financial Services Corp.             278,547                    6,983
* Griffon Corp.                                 380,870                    6,894
* Sunrise Assisted Living, Inc.                 257,100                    6,890
  Anchor Bancorp Wisconsin Inc.                 285,125                    6,874
  JLG Industries, Inc.                          488,500                    6,854
  Casey's General Stores, Inc.                  567,932                    6,838
  Provident Bankshares Corp.                    288,542                    6,836
* HNC Software, Inc.                            408,200                    6,817
  Regal-Beloit Corp.                            286,200                    6,814
  Presidential Life Corp.                       335,796                    6,807
  Zenith National Insurance Corp.               213,400                    6,797
* Kirby Corp.                                   276,100                    6,751
* Rare Hospitality International Inc.           250,450                    6,742
  LandAmerica Financial Group, Inc.             212,400                    6,691
* Prime Hospitality Corp.                       516,000                    6,682
* Photronics Labs Inc.                          351,200                    6,652
* DuPont Photomasks, Inc.                       204,600                    6,645
* ShopKo Stores, Inc.                           328,900                    6,571
* The Dress Barn, Inc.                          415,622                    6,430
* Triarc Cos., Inc. Class A                     234,300                    6,408
* Jo-Ann Stores, Inc. Class A                   215,400                    6,290
  Arch Chemicals, Inc.                          255,900                    6,252
  Wellman, Inc.                                 366,200                    6,134
* Offshore Logistics, Inc.                      255,002                    6,092
* Information Holdings Inc.                     249,100                    6,078
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* DSP Group Inc.                                309,200               $    6,060
  Watts Industries Class A                      303,900                    6,032
* Atwood Oceanics, Inc.                         158,500                    5,996
  Belden, Inc.                                  286,300                    5,966
* URS Corp.                                     214,400                    5,960
  Park Electrochemical Corp.                    223,700                    5,928
  Aaron Rents, Inc. Class B                     245,700                    5,884
  R.L.I. Corp.                                  113,600                    5,856
* International Multifoods Corp.                218,900                    5,770
* SPS Technologies, Inc.                        150,600                    5,748
* First Federal Financial Corp.                 198,100                    5,745
* Stein Mart, Inc.                              476,000                    5,650
  Bowne & Co., Inc.                             382,900                    5,644
  Brown Shoe Co., Inc.                          200,700                    5,640
* Footstar Inc.                                 230,100                    5,628
  Watsco, Inc.                                  307,350                    5,612
  Lone Star Steakhouse &
    Saloon, Inc.                                237,500                    5,603
  Valmont Industries, Inc.                      275,473                    5,600
  The Marcus Corp.                              335,500                    5,586
* School Specialty, Inc.                        207,100                    5,501
* Cable Design Technologies Corp.               509,550                    5,478
* O'Charley's Inc.                              216,200                    5,470
* Esterline Technologies Corp.                  237,400                    5,389
  C & D Technologies, Inc.                      298,400                    5,377
  Northwestern Corp.                            313,100                    5,307
* SOURCECORP, Inc.                              199,200                    5,279
  Methode Electronics, Inc. Class A             412,100                    5,263
* Input/Output, Inc.                            582,500                    5,242
* Viasys Healthcare Inc.                        298,200                    5,204
* Systems & Computer
    Technology Corp.                            380,800                    5,145
* eFunds Corp.                                  535,500                    5,081
  The Laclede Group, Inc.                       216,100                    5,074
* Ciber, Inc.                                   696,300                    5,048
  Thomas Industries, Inc.                       175,600                    5,022
* Nautica Enterprises, Inc.                     384,795                    4,998
* Dril-Quip, Inc.                               197,700                    4,990
* Pegasus Solutions Inc.                        285,101                    4,989
  Phillips-Van Heusen Corp.                     317,500                    4,953
  Barnes Group, Inc.                            216,000                    4,946
  NUI Corp.                                     180,000                    4,905
* Ionics, Inc.                                  201,600                    4,889
  Riggs National Corp.                          327,666                    4,885
* Imagistics International Inc.                 225,200                    4,835
* Swift Energy Co.                              307,200                    4,792
  Universal Forest Products, Inc.               204,601                    4,792
* RehabCare Group, Inc.                         198,900                    4,780
  Haverty Furniture Cos., Inc.                  241,700                    4,774
  Interface, Inc.                               584,600                    4,700
  Deltic Timber Corp.                           136,300                    4,700
  Datascope Corp.                               168,800                    4,666
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP VALUE INDEX FUND                       SHARES                    (000)
--------------------------------------------------------------------------------
  Apogee Enterprises, Inc.                      324,300               $    4,657
  Myers Industries, Inc.                        272,741                    4,645
  ChemFirst Inc.                                161,900                    4,638
  CTS Corp.                                     381,700                    4,592
  American States Water Co.                     173,950                    4,582
  Chesapeake Corp. of Virginia                  173,700                    4,574
* JAKKS Pacific, Inc.                           256,600                    4,544
* Hutchinson Technology, Inc.                   290,128                    4,538
* J & J Snack Foods Corp.                       100,800                    4,532
* Verity, Inc.                                  408,340                    4,528
* WMS Industries, Inc.                          368,400                    4,513
* Veritas DGC Inc.                              355,100                    4,474
* Southwestern Energy Co.                       292,800                    4,445
  Sturm, Ruger & Co., Inc.                      307,800                    4,355
  Nash-Finch Co.                                136,179                    4,352
* Standard Microsystem Corp.                    183,159                    4,324
* Checkpoint Systems, Inc.                      368,000                    4,306
  Kaman Corp. Class A                           256,317                    4,296
* TETRA Technologies, Inc.                      161,800                    4,296
* First Republic Bank                           156,900                    4,279
  Applied Industrial Technology, Inc.           219,100                    4,272
* Volt Information Sciences Inc.                174,200                    4,266
* Goody's Family Clothing                       371,457                    4,249
  Chemed Corp.                                  112,600                    4,244
  Schweitzer-Mauduit
    International, Inc.                         170,000                    4,182
* Ultratech Stepper, Inc.                       257,672                    4,172
* Stewart Information
    Services Corp.                              206,800                    4,165
  Robbins & Myers, Inc.                         159,600                    4,158
* Heidrick & Struggles
    International, Inc.                         208,000                    4,154
  Caraustar Industries, Inc.                    320,294                    3,997
* PAREXEL International Corp.                   285,842                    3,976
  Milacron Inc.                                 385,900                    3,975
* Buckeye Technology, Inc.                      397,200                    3,972
* Bio-Technology General Corp.                  646,300                    3,884
  SWS Group, Inc.                               196,858                    3,862
* TBC Corp.                                     242,700                    3,854
  The Stride Rite Corp.                         479,500                    3,836
  GBC Bancorp                                   131,600                    3,810
  Pioneer Standard Electronics Inc.             362,900                    3,771
* Therma-Wave Inc.                              328,596                    3,743
  AAR Corp.                                     364,700                    3,680
* Astec Industries, Inc.                        226,000                    3,636
* Gardner Denver Inc.                           181,000                    3,620
  Dimon Inc.                                    509,400                    3,525
  Century Aluminum Co.                          235,300                    3,504
  Fremont General Corp.                         831,700                    3,477
  Standex International Corp.                   138,300                    3,471
  Fleetwood Enterprises, Inc.                   398,800                    3,470
* Hologic, Inc.                                 220,500                    3,416
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* Pericom Semiconductor Corp.                   292,975             $      3,396
* Aspen Technologies, Inc.                      405,327                    3,380
  Lawson Products, Inc.                         109,600                    3,377
* Vicor Corp.                                   482,900                    3,375
  Bel Fuse, Inc. Class B                        124,697                    3,373
  Pope & Talbot, Inc.                           178,300                    3,340
* Alliance Semiconductor Corp.                  467,060                    3,316
* Applica Inc.                                  266,500                    3,305
  Ryerson Tull, Inc.                            283,293                    3,295
* ArthroCare Corp.                              250,000                    3,215
* Sola International Inc.                       278,700                    3,205
* Pinnacle Entertainment, Inc.                  298,000                    3,168
* Information Resources, Inc.                   336,892                    3,163
* Key Production Co., Inc.                      162,000                    3,159
  Intermet Corp.                                293,700                    3,154
  Cleveland-Cliffs Iron Co.                     116,400                    3,150
  Skyline Corp.                                  95,900                    3,148
  Trenwick Group Ltd.                           419,700                    3,148
* Champion Enterprises, Inc.                    554,800                    3,118
* Nuevo Energy Co.                              196,500                    3,105
  Talx Corp.                                    160,000                    3,034
* SPSS, Inc.                                    194,800                    3,027
* NYFIX, Inc.                                   351,400                    2,987
* 4Kids Entertainment Inc.                      144,800                    2,929
* C-COR Electronics, Inc.                       412,571                    2,888
* RTI International Metals                      236,800                    2,877
* Theragenics Corp.                             339,400                    2,861
* Artesyn Technologies, Inc.                    437,414                    2,835
* Carreker Corp.                                250,400                    2,835
* Consolidated Graphics, Inc.                   150,600                    2,827
* Mobile Mini, Inc.                             164,700                    2,816
* Three-Five Systems, Inc.                      246,300                    2,808
* Lydall, Inc.                                  182,600                    2,785
* Avid Technology, Inc.                         300,400                    2,782
* Insurance Auto Auctions, Inc.                 140,600                    2,742
  Coachmen Industries, Inc.                     183,900                    2,648
  Cascade Natural Gas Corp.                     126,300                    2,640
  Wabash National Corp.                         263,300                    2,633
  Bassett Furniture Industries, Inc.            134,600                    2,625
  Cash America International Inc.               280,500                    2,581
* Magnatek, Inc.                                257,300                    2,547
  National Presto Industries, Inc.               78,100                    2,499
* ViaSat, Inc.                                  296,000                    2,495
* Electroglas, Inc.                             242,200                    2,422
  Oxford Industries, Inc.                        86,200                    2,414
* SCM Microsystems, Inc.                        179,578                    2,403
* Netegrity, Inc.                               389,200                    2,397
  Standard Motor Products, Inc.                 142,500                    2,381
* Material Sciences Corp.                       168,200                    2,358
* Brush Engineered Materials Inc.               190,000                    2,356
  Central Vermont Public
    Service Corp.                               133,400                    2,348
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
* RadiSys Corp.                                 199,256              $     2,317
* Tollgrade Communications, Inc.                156,400                    2,294
* Curative Health Services Inc.                 132,100                    2,217
* Microsemi Corp.                               330,500                    2,181
* Building Materials Holding Corp.              149,400                    2,147
* Midas Inc.                                    171,100                    2,140
  A.M. Castle & Co.                             168,100                    2,098
* Midwest Express Holdings, Inc.                158,500                    2,092
  Nature's Sunshine Inc.                        184,300                    2,084
* Audiovox Corp.                                261,100                    2,076
* SBS Technologies, Inc.                        167,000                    2,046
* AXT, Inc.                                     256,200                    2,044
* K2 Inc.                                       204,700                    1,998
  Butler Manufacturing Co.                       72,000                    1,976
* Aspect Communications Corp.                   597,222                    1,911
* DMC Stratex Networks, Inc.                    939,556                    1,888
* Bell Microproducts Inc.                       221,350                    1,782
* Salton, Inc.                                  125,600                    1,751
  CPI Corp.                                      91,800                    1,744
* IMCO Recycling, Inc.                          173,300                    1,707
  Angelica Corp.                                 98,600                    1,696
* Luby's, Inc.                                  257,300                    1,634
* ArQule, Inc.                                  240,300                    1,622
* MapInfo Corp.                                 175,000                    1,593
* Concord Camera Corp.                          312,157                    1,591
* Boston Communications
    Group, Inc.                                 197,500                    1,588
* SpaceLabs Medical, Inc.                       111,800                    1,588
  Penford Corp.                                  87,300                    1,580
* PC-Tel, Inc.                                  227,793                    1,542
* Rainbow Technologies, Inc.                    304,000                    1,496
* Allen Telecom Inc.                            349,000                    1,483
  Steel Technologies, Inc.                      109,400                    1,442
* Osteotech, Inc.                               193,315                    1,429
* A.T. Cross Co. Class A                        186,510                    1,399
* Enesco Group, Inc.                            157,300                    1,375
* Ashworth, Inc.                                150,700                    1,358
  Commonwealth Industries Inc.                  183,700                    1,321
  Green Mountain Power Corp.                     65,300                    1,186
* Computer Task Group, Inc.                     238,200                    1,184
* Flow International Corp.                      175,063                    1,180
  Analysts International Corp.                  275,746                    1,172
  Haggar Corp.                                   73,000                    1,172
* Network Equipment
    Technologies, Inc.                          253,100                    1,088
* Captaris Inc.                                 363,650                    1,073
* Meade Instruments Corp.                       188,676                    1,070
* Wolverine Tube, Inc.                          139,000                    1,049
* Huffy Corp.                                   119,000                    1,003
* Aware, Inc.                                   258,900                      984
  Fedders Corp.                                 367,300                      981
* ePresence, Inc.                               260,874                      978
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                 SHARES                    (000)
--------------------------------------------------------------------------------
  Titan International, Inc.                     236,600                  $   958
* Royal Appliance
    Manufacturing Co.                           149,200                      949
* Symmetricom Inc.                              254,862                      930
* Gerber Scientific, Inc.                       253,300                      889
* Concerto Software Inc.                        139,600                      879
* Digi International, Inc.                      252,529                      834
  Cullen/Frost Bankers, Inc.                     22,400                      804
* Brooktrout Technology, Inc.                   139,476                      795
* Penton Media, Inc. Class A                    365,000                      785
* Franklin Covey Co.                            227,700                      660
  SCPIE Holdings Inc.                           106,000                      644
* InterVoice-Brite, Inc.                        389,300                      557
* Read Rite Corp.                               740,100                      355
* Steak n Shake Co.                              16,100                      250
* Omnova Solutions Inc.                          18,800                      158
  East West Bancorp, Inc.                         4,300                      148
* Actel Corp.                                     6,800                      143
* BE Avionics Inc.                               10,600                      140
  Arctic Cat, Inc.                                6,900                      120
* Ryan's Family Steak Houses, Inc.                8,923                      118
* Phoenix Technologies Ltd.                      11,500                      115
* Take-Two Interactive Software, Inc.             5,400                      111
  Patina Oil & Gas Corp.                          4,000                      110
* Mesa Air Group Inc.                            11,800                      109
* Kulicke & Soffa Industries, Inc.                8,591                      106
* Pinnacle Systems, Inc.                          9,600                      105
* Stratos Lightwave, Inc.                        64,956                      104
  Cato Corp. Class A                              4,500                      100
* PRG-Schultz International, Inc.                 7,600                       94
* Financial Federal Corp.                         2,600                       87
* Hyperion Solutions Corp.                        4,700                       86
* Plains Resources Inc.                           3,100                       83
  Thomas Nelson, Inc.                             6,400                       68
  ABM Industries                                  3,800                       66
* Labor Ready, Inc.                              10,600                       62
  New England Business Service, Inc.              2,400                       60
  Chittenden Corp.                                1,900                       55
* Oceaneering International, Inc.                 1,900                       50
* Seitel, Inc.                                   10,000                       10
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $2,154,708)                                                    2,183,460
--------------------------------------------------------------------------------

================================================================================
                                                   FACE                   MARKET
                                                 AMOUNT                   VALUE*
SMALL-CAP VALUE INDEX FUND                        (000)                    (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (1.8%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.97%, 7/1/2002--Note E
  (Cost $38,757)                               $38,757                   38,757
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (101.4%)
  (Cost $2,193,465)                                                   2,222,217
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.4%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     33,811
Liabilities--Note E                                                     (64,390)
                                                                     -----------
                                                                        (30,579)
                                                                     -----------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $2,191,638
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
REIT--Real Estate Investment Trust.

================================================================================
AT JUNE 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                     $ 2,147,581
Undistributed Net Investment Income                                       7,346
Accumulated Net Realized Gains                                            7,959
Unrealized Appreciation--Note D                                          28,752
--------------------------------------------------------------------------------
NET ASSETS                                                           $2,191,638
================================================================================

Investor Shares--Net Assets
Applicable to 154,060,467 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                          $1,636,224
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                        $10.62
================================================================================

Institutional Shares--Net Assets
Applicable to 52,234,606 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                            $555,414
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                                   $10.63
================================================================================

STATEMENT OF OPERATIONS
This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

===================================================================================================
                                                                       SMALL-CAP          SMALL-CAP
                                                      SMALL-CAP     GROWTH INDEX        VALUE INDEX
                                                     INDEX FUND             FUND               FUND
                                            -------------------------------------------------------
                                                             SIX MONTHS ENDED JUNE 30, 2002
                                            -------------------------------------------------------
                                                          (000)            (000)              (000)
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends                                           $ 27,706            $ 989            $ 8,736
  Interest                                                 284               14                127
  Security Lending                                         986              115                421
---------------------------------------------------------------------------------------------------
    Total Income                                        28,976            1,118              9,284
---------------------------------------------------------------------------------------------------
EXPENSES
  The Vanguard Group--Note B
  Investment Advisory Services                             100               48                 48
  Management and Administrative
    Investor Shares                                      4,339              404              1,453
    Admiral Shares                                         506               --                 --
    Institutional Shares                                   216               35                156
  Marketing and Distribution
    Investor Shares                                        322               30                 73
    Admiral Shares                                          39               --                 --
    Institutional Shares                                    59               13                 40
  Custodian Fees                                            95               27                 99
  Auditing Fees                                              6                6                  6
  Shareholders' Reports
    Investor Shares                                         89               15                 24
    Admiral Shares                                           1               --                 --
    Institutional Shares                                    --               --                 --
  Trustees' Fees and Expenses                                3               --                  1
---------------------------------------------------------------------------------------------------
    Total Expenses                                       5,775              578              1,900
---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                   23,201              540              7,384
---------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                             1,310          (13,728)             9,037
  Futures Contracts                                     (1,577)              --                 --
---------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                  (267)         (13,728)             9,037
---------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                               (244,500)         (21,141)            12,591
  Futures Contracts                                       (592)              --                 --
---------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)      (245,092)         (21,141)            12,591
---------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $(222,158)        $(34,329)           $29,012
===================================================================================================

STATEMENT OF CHANGES IN NET ASSETS
This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

================================================================================================================
                                                          SMALL-CAP INDEX FUND       SMALL-CAP GROWTH INDEX FUND
                                                    ----------------------------    ----------------------------
                                                     SIX MONTHS             YEAR       SIX MONTHS           YEAR
                                                          ENDED            ENDED            ENDED          ENDED
                                                  JUNE 30, 2002    DEC. 31, 2001    JUNE 30, 2002  DEC. 31, 2001
                                                          (000)            (000)            (000)          (000)
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                               $ 23,201         $ 50,985            $ 540          $ 581
  Realized Net Gain (Loss)                                (267)         (52,580)         (13,728)       (48,002)
  Change in Unrealized Appreciation (Depreciation)    (245,092)         136,145          (21,141)        43,495
----------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                       (222,158)         134,550          (34,329)        (3,926)
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                         --          (39,463)              --           (492)
    Admiral Shares                                          --           (6,508)              --             --
    Institutional Shares                                    --           (6,951)              --           (295)
  Realized Capital Gain
    Investor Shares                                         --               --               --             --
    Admiral Shares                                          --               --               --             --
    Institutional Shares                                    --               --               --             --
----------------------------------------------------------------------------------------------------------------
    Total Distributions                                     --          (52,922)              --           (787)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
  Investor Shares                                      229,873          (89,727)          62,242          5,837
  Admiral Shares                                       133,485          283,860               --             --
  Institutional Shares                                  95,279           82,121           38,040         36,746
----------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from
      Capital Share Transactions                       458,637          276,254          100,282         42,583
----------------------------------------------------------------------------------------------------------------
Total Increase (Decrease)                              236,479          357,882           65,953         37,870
----------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                4,676,153        4,318,271          466,291        428,421
----------------------------------------------------------------------------------------------------------------
End of Period                                       $4,912,632       $4,676,153         $532,244       $466,291
================================================================================================================

================================================================================
                                                      SMALL-CAP VALUE INDEX FUND
                                                     ---------------------------
                                                     SIX MONTHS             YEAR
                                                          ENDED            ENDED
                                                  JUNE 30, 2002    DEC. 31, 2001
                                                          (000)            (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                $ 7,384          $ 8,085
  Realized Net Gain (Loss)                               9,037           51,790
  Change in Unrealized Appreciation (Depreciation)      12,591           22,382
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                         29,012           82,257
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                         --           (4,910)
    Institutional Shares                                    --           (2,439)
  Realized Capital Gain*
    Investor Shares                                    (26,298)         (29,945)
    Institutional Shares                               (11,401)         (10,672)
--------------------------------------------------------------------------------
    Total Distributions                                (37,699)         (47,966)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
  Investor Shares                                      844,307          454,665
  Institutional Shares                                 228,212          235,917
--------------------------------------------------------------------------------
    Net Increase (Decrease)
      from Capital Share Transactions                1,072,519          690,582
--------------------------------------------------------------------------------
Total Increase (Decrease)                            1,063,832          724,873
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                1,127,806          402,933
--------------------------------------------------------------------------------
End of Period                                       $2,191,638       $1,127,806
================================================================================
*Includes short-term gain distributions totaling $0 and $31,867,000, respectively, that are treated as ordinary income dividends for tax purposes.

FINANCIAL HIGHLIGHTS
This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

=================================================================================================================
SMALL-CAP INDEX FUND INVESTOR SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                        SIX MONTHS ENDED -------------------------------------------------
THROUGHOUT EACH PERIOD                            JUNE 30, 2002      2001      2000      1999      1998      1997
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $19.82    $19.44    $23.60    $21.20    $23.75    $20.23
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                    .09      .217      .270      .256      .311      .277
  Net Realized and Unrealized Gain (Loss) on Investments  (.91)     .388    (1.145)    4.491    (1.007)    4.632
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      (.82)     .605     (.875)    4.747     (.696)    4.909
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      --     (.225)    (.260)    (.267)    (.304)    (.274)
  Distributions from Realized Capital Gains                 --        --    (3.025)   (2.080)   (1.550)   (1.115)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                     --     (.225)   (3.285)   (2.347)   (1.854)   (1.389)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $19.00    $19.82    $19.44    $23.60    $21.20    $23.75
=================================================================================================================
TOTAL RETURN*                                            -4.14%     3.10%    -2.67%    23.13%    -2.61%    24.59%
=================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                  $3,611    $3,545    $3,577    $3,553    $2,768    $2,652
  Ratio of Total Expenses to Average Net Assets         0.27%**     0.27%     0.27%     0.25%     0.24%     0.23%
  Ratio of Net Investment Income to Average Net Assets  0.92%**     1.16%     1.17%     1.25%     1.39%     1.38%
  Portfolio Turnover Rate                                 50%**       39%       49%       42%       35%       29%
=================================================================================================================

*Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000, or the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.

=================================================================================================
SMALL-CAP INDEX FUND ADMIRAL SHARES
-------------------------------------------------------------------------------------------------
                                                         SIX MONTHS         YEAR
                                                              ENDED        ENDED      NOV. 13* TO
                                                           JUNE 30,     DEC. 31,         DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 2002         2001             2000
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $19.82       $19.44           $22.40
-------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                        .09         .231             .053
  Net Realized and Unrealized Gain (Loss) on Investments      (.91)        .388             .062
-------------------------------------------------------------------------------------------------
    Total from Investment Operations                          (.82)        .619             .115
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                          --        (.239)           (.265)
  Distributions from Realized Capital Gains                     --           --           (2.810)
-------------------------------------------------------------------------------------------------
    Total Distributions                                         --        (.239)          (3.075)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $19.00       $19.82           $19.44
=================================================================================================
TOTAL RETURN                                                 -4.14%        3.17%            1.75%
=================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                        $653         $547             $252
  Ratio of Total Expenses to Average Net Assets             0.18%**        0.20%          0.20%**
  Ratio of Net Investment Income to Average Net Assets      1.02%**        1.24%          1.79%**
  Portfolio Turnover Rate                                     50%**          39%              49%
=================================================================================================

*Inception.
**Annualized.

=================================================================================================================
SMALL-CAP INDEX FUND INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------------

                                                                       YEAR ENDED DECEMBER 31,         JULY 7* TO
FOR A SHARE OUTSTANDING                        SIX MONTHS ENDED   ----------------------------------     DEC. 31,
THROUGHOUT EACH PERIOD                            JUNE 30, 2002      2001      2000      1999      1998      1997
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $19.82    $19.44    $23.61    $21.20    $23.75    $22.56
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                    .10      .251      .292      .295      .336      .158
  Net Realized and Unrealized Gain (Loss)
    on Investments                                        (.91)     .388    (1.145)    4.491    (1.007)    2.370
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      (.81)     .639     (.853)    4.786     (.671)    2.528
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      --     (.259)    (.292)    (.296)    (.329)    (.288)
  Distributions from Realized Capital Gains                 --        --    (3.025)   (2.080)   (1.550)   (1.050)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                     --     (.259)   (3.317)   (2.376)   (1.879)   (1.338)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $19.01    $19.82    $19.44    $23.61    $21.20    $23.75
=================================================================================================================
TOTAL RETURN**                                           -4.09%     3.27%    -2.56%    23.33%    -2.50%    11.42%
=================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                    $648      $584      $490      $415      $264      $137
  Ratio of Total Expenses to Average Net Assets          0.10%+     0.10%     0.13%     0.12%     0.12%    0.12%+
  Ratio of Net Investment Income to Average Net Assets   1.09%+     1.34%     1.32%     1.37%     1.53%    1.52%+
  Portfolio Turnover Rate                                  50%+       39%       49%       42%       35%       29%
=================================================================================================================

*Inception.
**Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000.
+Annualized.

=================================================================================================================
SMALL-CAP GROWTH INDEX FUND INVESTOR SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,     APR. 20* TO
                                                         SIX MONTHS ENDED ---------------------------    DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD              JUNE 30, 2002      2001      2000      1999      1998
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $10.87    $10.97    $11.38    $ 9.53    $10.00
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                              .01      .009      .009      .025       .03
  Net Realized and Unrealized Gain (Loss) on Investments            (.63)    (.094)     .154     1.860      (.47)
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                (.62)    (.085)     .163     1.885      (.44)
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                --     (.015)    (.003)    (.035)     (.03)
  Distributions from Realized Capital Gains                           --        --     (.570)       --        --
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                               --     (.015)    (.573)    (.035)     (.03)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $10.25    $10.87    $10.97    $11.38    $ 9.53
=================================================================================================================
TOTAL RETURN**                                                     -5.70%     -.78%     1.59%    19.80%    -4.77%
=================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                              $394      $357      $356      $167       $90
  Ratio of Total Expenses to Average Net Assets                    0.27%+     0.27%     0.27%     0.25%    0.25%+
  Ratio of Net Investment Income to Average Net Assets             0.16%+     0.11%     0.03%     0.33%    0.63%+
  Portfolio Turnover Rate                                            63%+       74%      136%       82%       77%
=================================================================================================================

*Subscription period for the fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.
**Total returns do not reflect transaction fees on purchases (0.5% from March 1, 1999, through March 31, 2002; 1.0% from inception through February 28, 1999) or the $10 annual account maintenance fee applied on balances under $10,000. +Annualized.

=======================================================================================================
SMALL-CAP GROWTH INDEX FUND INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS ENDED      YEAR ENDED    MAY 24* TO
                                                                  JUNE 30,       DEC. 31,      DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                       2002            2001          2000
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $10.87          $10.97        $11.03
-------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                              .02            .024          .009
  Net Realized and Unrealized Gain (Loss) on Investments            (.63)          (.094)         .513
-------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                (.61)          (.070)         .522
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                --           (.030)        (.012)
  Distributions from Realized Capital Gains                           --              --         (.570)
-------------------------------------------------------------------------------------------------------
    Total Distributions                                               --           (.030)        (.582)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $10.26          $10.87        $10.97
=======================================================================================================
TOTAL RETURN**                                                     -5.61%           -.64%         4.90%
=======================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                              $138            $109           $73
  Ratio of Total Expenses to Average Net Assets                    0.10%+           0.10%        0.13%+
  Ratio of Net Investment Income to Average Net Assets             0.34%+           0.28%        0.11%+
  Portfolio Turnover Rate                                            63%+             74%          136%
=======================================================================================================

*Inception.
**Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002.
+Annualized.

=================================================================================================================
SMALL-CAP VALUE INDEX FUND INVESTOR SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,   APR. 20* TO
                                                         SIX MONTHS ENDED  --------------------------    DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD              JUNE 30, 2002     2001      2000      1999       1998
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $10.29   $ 9.65     $8.45     $8.74     $10.00
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                             .034     .074      .084      .065       .045
  Net Realized and Unrealized Gain (Loss) on Investments            .572    1.176     1.698      .210     (1.250)
-----------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                 .606    1.250     1.782      .275     (1.205)
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                --    (.065)    (.082)    (.070)     (.055)
  Distributions from Realized Capital Gains                        (.276)   (.545)    (.500)    (.495)        --
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                            (.276)   (.610)    (.582)    (.565)     (.055)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $10.62   $10.29     $9.65     $8.45     $ 8.74
=================================================================================================================
TOTAL RETURN**                                                      5.83%   13.70%    21.88%     3.35%    -12.47%
=================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                            $1,636     $802      $317      $204       $113
  Ratio of Total Expenses to Average Net Assets                    0.27%+    0.27%     0.27%     0.25%     0.25%+
  Ratio of Net Investment Income to Average Net Assets             0.81%+    0.97%     1.16%     0.96%     1.13%+
  Portfolio Turnover Rate                                            43%+      59%       82%       80%        53%
=================================================================================================================

*Subscription period for the fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.
**Total returns do not reflect transaction fees on purchases (0.5% from March 1, 1999, through March 31, 2002; 1.0% from inception through February 28, 1999) or the $10 annual account maintenance fee applied on balances under $10,000. +Annualized.

=================================================================================================================
SMALL-CAP VALUE INDEX FUND INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,     DEC. 7* TO
                                                         SIX MONTHS ENDED --------------------------     DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD              JUNE 30, 2002         2001         2000          1999
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $10.29       $ 9.65        $8.45         $8.74
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                             .044         .089         .097          .009
  Net Realized and Unrealized Gain (Loss) on Investments            .572        1.176        1.698          .226
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                .616        1.265        1.795          .235
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                --        (.080)       (.095)        (.070)
  Distributions from Realized Capital Gains                        (.276)       (.545)       (.500)        (.455)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                            (.276)       (.625)       (.595)        (.525)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $10.63       $10.29        $9.65         $8.45
=================================================================================================================
TOTAL RETURN**                                                      5.93%       13.86%       22.04%         2.83%
=================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                              $555         $325          $86           $10
  Ratio of Total Expenses to Average Net Assets                    0.10%+        0.10%        0.13%        0.13%+
  Ratio of Net Investment Income to Average Net Assets             0.99%+        1.14%        1.36%        1.37%+
  Portfolio Turnover Rate                                            43%+          59%          82%           80%
=================================================================================================================

*Inception.
**Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002.
+Annualized.

NOTES TO FINANCIAL STATEMENTS
Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds are registered under the Investment Company Act of 1940 as open-end investment companies, or mutual funds.

     The Small-Cap Index Fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. The Small-Cap Growth Index and the Small-Cap Value Index Funds each offer two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the board of trustees to represent fair value.

     2. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     3. REPURCHASE AGREEMENTS: The funds, along with other members of The Vanguard Group, transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4. FUTURES CONTRACTS: The Small-Cap Index Fund uses Russell 2000 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the under-lying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

     6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on purchases of capital shares through March 31, 2002, were credited to paid-in capital.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2002, the funds had contributed capital to Vanguard (included in Other Assets) of:

================================================================================
                 CAPITAL CONTRIBUTION       PERCENTAGE             PERCENTAGE OF
                          TO VANGUARD          OF FUND                VANGUARD'S
INDEX FUND                      (000)       NET ASSETS            CAPITALIZATION
--------------------------------------------------------------------------------
Small-Cap                       $927             0.02%                     0.93%
Small-Cap Growth                 101             0.02                      0.10
Small-Cap Value                  411             0.02                      0.41
================================================================================

The funds' trustees and officers are also directors and officers of Vanguard.

C. During the six months ended June 30, 2002, purchases and sales of investment securities other than temporary cash investments were:

================================================================================
                                                       (000)
                                         --------------------------------
INDEX FUND                                PURCHASES               SALES
--------------------------------------------------------------------------------
Small-Cap                                $1,730,980          $1,228,608
Small-Cap Growth                            264,836             163,656
Small-Cap Value                           1,410,628             373,774
================================================================================

     At December 31, 2001, the funds had the following realized losses available to offset future net capital gains:

================================================================================
                                                     CAPITAL LOSS
                                       -----------------------------------------
                                                              EXPIRATION: FISCAL
                                       AMOUNT                     YEAR(S) ENDING
INDEX FUND                              (000)                        DECEMBER 31
--------------------------------------------------------------------------------
Small-Cap                             $68,761                               2009
Small-Cap Growth                       77,734                          2009-2010
================================================================================

D. At June 30, 2002, net unrealized appreciation (depreciation) of investment securities for financial reporting and federal income tax purposes was:

================================================================================
                                                (000)
                  --------------------------------------------------------------
                                                                  NET UNREALIZED
                  APPRECIATED             DEPRECIATED               APPRECIATION
INDEX FUND         SECURITIES              SECURITIES             (DEPRECIATION)
--------------------------------------------------------------------------------
Small-Cap            $718,561            $(1,021,628)                 $(303,067)
Small-Cap Growth       74,633                (40,810)                    33,823
Small-Cap Value       188,088               (159,336)                    28,752
================================================================================

     At June 30, 2002, the aggregate settlement value of open futures contracts expiring in September 2002 and the related unrealized appreciation were:

================================================================================
                                                        (000)
                                    --------------------------------------------
                                                   AGGREGATE          UNREALIZED
                                    NUMBER OF     SETTLEMENT        APPRECIATION
INDEX FUND/FUTURES CONTRACTS   LONG CONTRACTS          VALUE      (DEPRECIATION)
--------------------------------------------------------------------------------
Small-Cap/Russell 2000 Index               10         $2,317                 $29
================================================================================

Unrealized appreciation on open futures contracts is required to be treated as realized gain for tax purposes.

E. The market value of securities on loan to broker/dealers at June 30, 2002, and collateral received with respect to such loans were:

================================================================================
                                                           (000)
                                         ---------------------------------------
                                         Market Value                       Cash
                                            of Loaned                 Collateral
Index Fund                                 Securities                   Received
--------------------------------------------------------------------------------
Small-Cap                                    $114,175                   $128,189
Small-Cap Growth                               15,190                     16,007
Small-Cap Value                                37,084                     38,757
================================================================================

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

F. Capital share transactions for each class of shares were:

=================================================================================================
                                                           SIX MONTHS ENDED            YEAR ENDED
                                                              JUNE 30, 2002     DECEMBER 31, 2001
                                                          ------------------    -----------------
                                                          AMOUNT     SHARES     AMOUNT     SHARES
INDEX FUND                                                 (000)      (000)      (000)      (000)
-------------------------------------------------------------------------------------------------
SMALL-CAP
Investor Shares
  Issued                                               $635,570     31,736   $842,493     43,928
  Issued in Lieu of Cash Distributions                       --         --     36,583      1,827
  Redeemed                                             (405,697)   (20,486)  (968,803)   (50,931)
                                                      -------------------------------------------
    Net Increase (Decrease)--Investor Shares            229,873     11,250    (89,727)    (5,176)
                                                      -------------------------------------------
Admiral Shares
  Issued                                                226,100     11,420    368,539     19,184
  Issued in Lieu of Cash Distributions                       --         --      5,443        272
  Redeemed                                              (92,615)    (4,625)   (90,122)    (4,848)
                                                      -------------------------------------------
    Net Increase (Decrease)--Admiral Shares             133,485      6,795    283,860     14,608
                                                      -------------------------------------------
Institutional Shares
  Issued                                                148,999      7,337    192,923     10,165
  Issued in Lieu of Cash Distributions                       --         --      3,075        138
  Redeemed                                              (53,720)    (2,696)  (113,877)    (6,034)
                                                      -------------------------------------------
    Net Increase (Decrease)--Institutional Shares        95,279      4,641     82,121      4,269
-------------------------------------------------------------------------------------------------
SMALL-CAP GROWTH
  Investor Shares
  Issued                                                $97,308      8,831    $98,546      9,585
  Issued in Lieu of Cash Distributions                       --         --        377         34
  Redeemed                                              (35,066)    (3,243)   (93,086)    (9,163)
                                                      -------------------------------------------
    Net Increase (Decrease)--Investor Shares             62,242      5,588      5,837        456
                                                      -------------------------------------------
Institutional Shares
  Issued                                                 48,991      4,446     52,645      5,040
  Issued in Lieu of Cash Distributions                       --         --        295         27
  Redeemed                                              (10,951)    (1,040)   (16,194)    (1,670)
                                                      -------------------------------------------
    Net Increase (Decrease)--Institutional Shares        38,040      3,406     36,746      3,397
-------------------------------------------------------------------------------------------------
SMALL-CAP VALUE
  Investor Shares
  Issued                                               $966,584     87,474   $562,858     56,428
  Issued in Lieu of Cash Distributions                   24,840      2,287     32,383      3,441
  Redeemed                                             (147,117)   (13,682)  (140,576)   (14,715)
                                                      -------------------------------------------
    Net Increase (Decrease)--Investor Shares            844,307     76,079    454,665     45,154
                                                      -------------------------------------------
Institutional Shares
  Issued                                                253,845     23,074    290,445     28,569
  Issued in Lieu of Cash Distributions                   11,059      1,018     12,407      1,306
  Redeemed                                              (36,692)    (3,462)   (66,935)    (7,182)
                                                      -------------------------------------------
    Net Increase (Decrease)--Institutional Shares       228,212     20,630    235,917     22,693
=================================================================================================

ADVANTAGES OF VANGUARD.COM(R)
Why wait for the mail? You can get fund reports like this one sooner--and reduce the amount of mail you receive from us. Simply choose to view your fund reports online.

     Consider the benefits of using VANGUARD.COM. On our website, you can:

* Choose to stop receiving fund reports and prospectuses via U.S. mail, and view them online instead.
* Request a courtesy e-mail to notify you when a new fund report or prospectus is available.

     When you receive fund reports and prospectuses online, you lower Vanguard's printing and postage costs--and that helps to reduce the expense ratios of your funds. You will continue to receive confirmations of purchases, redemptions, and other account activity by mail.

HOW TO NOTIFY US ABOUT YOUR MAILING PREFERENCES
You can easily tell us to stop mailing your fund reports and prospectuses. Just log on to Vanguard.com (or follow the easy steps to register for secure, online access to your accounts) and update your Web Profile. Registered users can also view their account values; download records of recent transactions; research and track the performance of individual securities and funds; buy, exchange, and sell fund shares; and much more.

     If you invest directly with us, you can also elect to receive all of your account statements online or to have us mail out only your year-end statements, which detail every transaction you make during the year. However, if you invest with us through an employer-sponsored retirement plan or a financial intermediary, some of these options may not be available to you.

     All Vanguard shareholders can choose to receive our electronic newsletters:
ECONOMIC WEEK IN REVIEW, a recap of each week's key economic reports and market activity; and WHAT'S NEW AT VANGUARD, an update on Vanguard investments, services, and online resources, delivered every month and whenever there's breaking news.

YOUR ONLINE INFORMATION IS SECURE
Vanguard.com uses some of the most secure forms of online communication available, including data encryption and Secure Sockets Layer (SSL) protocol. These technologies provide a high level of security and privacy when you access your account information, initiate online transactions, or send us messages.

THE VANGUARD(R) FAMILY OF FUNDS
STOCK FUNDS
500 Index Fund
Calvert Social Index Fund
Capital Opportunity Fund
Capital Value Fund
Convertible Securities Fund
Developed Markets Index Fund
Emerging Markets Stock
  Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund
Global Equity Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund
Health Care Fund
Institutional Developed Markets
  Index Fund
Institutional Index Fund
Institutional Total Stock Market
  Index Fund
International Explorer(TM) Fund
International Growth Fund
International Value Fund
Mid-Cap Growth Fund
Mid-Cap Index Fund
Morgan(TM) Growth Fund
Pacific Stock Index Fund
Precious Metals Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund
Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital Appreciation Fund
Tax-Managed Growth and
  Income Fund
Tax-Managed International Fund
Tax-Managed Small-Cap Fund
Total International Stock
  Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Value Fund
Utilities Income Fund
Value Index Fund
Windsor(TM) Fund
Windsor(TM) II Fund

BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
LifeStrategy(R) Conservative
  Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate
  Growth Fund
STAR(TM) Fund
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund

BOND FUNDS
GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Inflation-Protected Securities Fund
Institutional Total Bond Market
  Index Fund
Insured Long-Term
  Tax-Exempt Fund
Intermediate-Term Bond
  Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term
  Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
State Tax-Exempt Bond Funds
  (California, Florida, Massachusetts,
  New Jersey, New York, Ohio,
  Pennsylvania)
Total Bond Market Index Fund

MONEY MARKET FUNDS
Admiral(TM) Treasury Money
  Market Fund
Federal Money Market Fund
Prime Money Market Fund
State Tax-Exempt Money Market
  Funds (California, New Jersey,
  New York, Ohio, Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund

VARIABLE ANNUITY
Balanced Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High Yield Bond Portfolio
International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small Company Growth Portfolio
Total Bond Market Index Portfolio


Standard & Poor's(R), S&P(R), 500, and S&P SmallCap 600 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund.

For information about Vanguard funds and our variable annuity plan, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600. Read it carefully before you invest or send money.

THE PEOPLE WHO GOVERN YOUR FUND
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.
================================================================================
TRUSTEES (YEAR ELECTED)
JOHN J. BRENNAN (1987)
Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

CHARLES D. ELLIS (2001)
The Partners of '63 (pro bono ventures in education); Senior Adviser to Greenwich Associates (international business-strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

RAJIV L. GUPTA (2001)
Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Technitrol, Inc. (electronic components), and Agere Systems (communications components); Board Member of the American Chemistry Council; and Trustee of Drexel University.

JOANN HEFFERNAN HEISEN (1998)
Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the Medical Center at Princeton and Women's Research and Education Institute.

BURTON G. MALKIEL (1977)
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard Investment Series plc (Irish investment fund), Vanguard Group (Ireland) Limited (Irish investment management firm), Prudential Insurance Co. of America, BKF Capital (investment management firm), The Jeffrey Co. (holding company), and NeuVis, Inc. (software company).

ALFRED M. RANKIN, JR. (1993)
Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. LAWRENCE WILSON (1985)
Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), The Mead Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.
================================================================================
EXECUTIVE OFFICERS
R. GREGORY BARTON
Secretary; Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group.

THOMAS J. HIGGINS
Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.
================================================================================

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
MORTIMER J. BUCKLEY, Information Technology.
F. WILLIAM MCNABB, III, Institutional Investor Group.
JAMES H. GATELY, Direct Investor Services.
MICHAEL S. MILLER, Planning and Development.
KATHLEEN C. GUBANICH, Human Resources.
RALPH K. PACKARD, Finance.
IAN A. MACKINNON, Fixed Income Group.
GEORGE U. SAUTER, Quantitative Equity Group.
================================================================================
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.

[SHIP LOGO]
THE VANGUARD GROUP (R)
POST OFFICE BOX 2600
VALLEY FORGE, PA 19482-2600

Vanguard,  The  Vanguard  Group,   Vanguard.com,   Admiral,   Explorer,  Morgan,
LifeStrategy, STAR, Wellesley, Wellington, Windsor, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

ABOUT OUR COVER
Our cover photographs were taken by Michael Kahn in September 2000 aboard HMS Rose in New York's Long Island Sound. Mr. Kahn is a renowned photographer--and accomplished sailor--whose work often focuses on seascapes and nautical images. The photographs are copyrighted by Mr. Kahn.

FOR MORE INFORMATION
This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com(R). Prospectuses may also be viewed online.

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                                                (C)2002 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                              Vanguard Marketing
                                                       Corporation, Distributor.

                                                                     Q482 082002